(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Asset Allocation

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Asset Allocation Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Asset Allocation - CL A	-9.28%	-7.82%
Fidelity Adv Asset Allocation - CL A (incl. 5.75% sales charge)	-14.50%	-13.12%
Fidelity Adv Asset Allocation Composite	-9.71%	-6.01%
S&P 500 ®	-16.51%	-19.51%
LB Aggregate Bond	7.34%	30.39%
LB 3 Month T-Bill	1.83%	18.36%
Flexible Portfolio Funds Average	-8.78%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Fidelity® Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index (S&P 500®), the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3-Month Treasury Bill Index, weighted according to the fund's neutral mix . You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL A	-9.28%	-2.05%
Fidelity Adv Asset Allocation - CL A (incl. 5.75% sales charge)	-14.50%	-3.52%
Fidelity Adv Asset Allocation Composite	-9.71%	-1.57%
Flexible Portfolio Funds Average	-8.78%	n/a*

* Not available

Annual Report

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class A on December 28, 1998, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index and the Fidelity Advisor Asset Allocation Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Asset Allocation Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL T	-9.50%	-8.75%
Fidelity Adv Asset Allocation - CL T (incl. 3.50% sales charge)	-12.67%	-11.94%
Fidelity Adv Asset Allocation Composite	-9.71%	-6.01%
S&P 500	-16.51%	-19.51%
LB Aggregate Bond	7.34%	30.39%
LB 3 Month T-Bill	1.83%	18.36%
Flexible Portfolio Funds Average	-8.78%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month Treasury Bill Index, weighted according to the fund's neutral mix . You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL T	-9.50%	-2.30%
Fidelity Adv Asset Allocation - CL T (incl. 3.50% sales charge)	-12.67%	-3.19%
Fidelity Adv Asset Allocation Composite	-9.71%	-1.57%
Flexible Portfolio Funds Average	-8.78%	n/a*

* Not available

Annual Report

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class T on December 28, 1998, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index and the Fidelity Advisor Asset Allocation Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Asset Allocation Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past one year and life of fund total returns are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL B	-10.00%	-10.41%
Fidelity Adv Asset Allocation - CL B (incl. contingent deferred sales charge)	-14.47%	-13.03%
Fidelity Adv Asset Allocation Composite	-9.71%	-6.01%
S&P 500	-16.51%	-19.51%
LB Aggregate Bond	7.34%	30.39%
LB 3 Month T-Bill	1.83%	18.36%
Flexible Portfolio Funds Average	-8.78%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month Treasury Bill Index, weighted according to the fund's neutral mix . You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL B	-10.00%	-2.76%
Fidelity Adv Asset Allocation - CL B (incl. contingent deferred sales charge)	-14.47%	-3.49%
Fidelity Adv Asset Allocation Composite	-9.71%	-1.57%
Flexible Portfolio Funds Average	-8.78%	n/a*

* Not available

Annual Report

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class B on December 28, 1998, when the fund started. The chart shows how the value of your investment would have grown, including the effect of the applicable contingent deferred sales charge, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index and the Fidelity Advisor Asset Allocation Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Asset Allocation Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past one year and life of fund total returns are 1%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL C	-10.01%	-10.44%
Fidelity Adv Asset Allocation - CL C (incl. contingent deferred sales charge)	-10.91%	-10.44%
Fidelity Adv Asset Allocation Composite	-9.71%	-6.01%
S&P 500	-16.51%	-19.51%
LB Aggregate Bond	7.34%	30.39%
LB 3 Month T-Bill	1.83%	18.36%
Flexible Portfolio Funds Average	-8.78%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Fidelity Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3-Month Treasury Bill Index, weighted according to the fund's neutral mix . You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - CL C	-10.01%	-2.77%
Fidelity Adv Asset Allocation - CL C (incl. contingent deferred sales charge)	-10.91%	-2.77%
Fidelity Adv Asset Allocation Composite	-9.71%	-1.57%
Flexible Portfolio Funds Average	-8.78%	n/a*

* Not available

Annual Report

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Class C on December 28, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index and the Fidelity Advisor Asset Allocation Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Asset Allocation Fund

Q. How did the fund perform, Dick?

A. For the year ending November 30, 2002, the fund's Class A, Class T, Class B and Class C shares fell 9.28%, 9.50%, 10.00% and 10.01%, respectively, while the Fidelity Advisor Asset Allocation Composite Index declined 9.71% and the Lipper Inc. flexible portfolio funds average lost 8.78%.

Q. What affected fund results?

A. While security selection was strong overall, my asset allocation decisions swayed performance. I favored stocks at both ends of the period as the market rallied, but in between I moved closer to a 70% neutral weighting, given my concerns about business fundamentals and corporate ethics. This approach helped, as share prices eroded during the spring and summer. Consistent with my cautious stance, I became more heavily weighted in bonds during this time. However, our emphasis on high-yield securities hurt, particularly versus the peer average. High-yield bonds suffered from weak equity markets, widespread credit-quality downgrades and an influx of supply from fallen investment-grade issuers. Despite good credit analysis and reducing the high-yield weighting as market conditions soured, our bond positioning still lost ground to the all-investment-grade bond allocation in our composite index, which was helped by the massive flight to quality in Treasuries. In hindsight, I should have moved more toward higher-quality issuers, but the high coupon income was attractive and I didn't expect high-yield bond prices to decline further from already historically low levels.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What drove the fund's equity holdings?

A. It was a very challenging year, one where every major sector posted double-digit declines and the Standard & Poor's 500 Index was off 16.51%. That said, the fund's equity investments - managed by Bruce Herring - though posting a negative return, beat the S&P 500 by a sizable margin, thanks to his good stock picking. Bruce's focus on cheap consumer discretionary stocks helped the most, as he added exposure to several quality mid-cap names that benefited from surprisingly strong consumer spending. Media stocks Clear Channel Communications and Radio One led the way - with some of the best earnings growth in the market - followed by such gaming, retailing and homebuilding holdings as Harrah's, Kohl's and KB Home, respectively. Owning defensive financials with minimal capital markets exposure was another plus, as was avoiding poor-performing utilities. Underweighting technology hardware stocks also worked for much of the period, as the group struggled with high valuations, overcapacity and weak capital spending. However, this strategy failed late in the year when tech rebounded strongly. In terms of detractors, we held a few stocks that collapsed due to accounting issues, namely Tyco International, SpectraSite Holdings and Computer Associates - the latter two of which we sold. Health care services provider HealthSouth also disappointed.

Q. How did the fund's fixed-income investments fare?

A. Favorable interest rate conditions, a sluggish economy and robust demand translated into strong absolute returns for our investment-grade holdings, managed by Jeff Moore - who took over for Charlie Morrison in April. The fund benefited from Jeff overweighting strong-performing government bonds, and from his opportunistically adding exposure to top-tier corporate bonds, which recovered nicely toward period end. Though it lagged the returns provided by investment-grade bonds, the fund's high-yield holdings also had a positive return and beat their benchmark. Managed by Matt Conti, the high-yield subportfolio avoided several major defaults and credit downgrades. It further benefited from Matt emphasizing higher-quality bonds, while having scant exposure to speculative securities. His solid security selection in the battered telecom and utilities sectors also helped. Finally, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Annual Report

Q. What's your outlook?

A. While market sentiment has improved somewhat, it's likely to remain fragile until economic, geopolitical and corporate uncertainty subsides. That said, many stocks are still reasonably valued, and companies are entering a period of easier comparisons. Plus, the quality of earnings likely has improved. While this represents a more positive environment for higher-risk assets, it's negative for very conservative assets, such as Treasuries, which have cooled off of late after a tremendous run.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Start date: December 28, 1998

Size: as of November 30, 2002, more than $109 million

Manager: Richard Habermann, since inception; joined Fidelity in 1968

3

Dick Habermann expands on his outlook:

"Where we go from here has a lot to do with what happens in the fixed-income markets. Despite sharply lower interest rates and an accommodative Federal Reserve Board, investment-grade corporate bonds remain under pressure, with household-name issuers selling at unusually large premiums over Treasuries. While this environment has caused high-yield spreads to widen even further than expected, it also has dragged on equity performance. A stronger economy and improved earnings would be necessary to reverse this effect, as more fund flows out of government bonds and into corporates could help alleviate the credit crunch and induce firms to invest and hire again, which could help equities. While continued cost cutting should help boost corporate earnings in 2003, it may take some time for demand-driven earnings to rebound. In the meantime, higher pension costs and other reforms, such as stock option expensing, could put a damper on earnings expectations.

"Rarely have bonds outperformed equities for such a prolonged period of time, as investors have sought safe havens. Our approach is to counter such trends when they become overstretched and when market valuations seem to have reached extreme levels."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Clear Channel Communications, Inc.	3.9	2.2
Radio One, Inc. Class D (non-vtg.)	2.7	2.8
Bank One Corp.	2.7	2.7
American International Group, Inc.	2.7	2.4
Microsoft Corp.	2.5	2.2
Johnson & Johnson	2.3	1.5
General Electric Co.	2.1	1.3
First Data Corp.	2.1	1.1
Citigroup, Inc.	2.1	0.3
UnitedHealth Group, Inc.	1.8	0.8
	24.9
Market Sectors as of November 30, 2002
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.7	15.4
Financials	14.6	13.6
Health Care	12.6	10.9
Industrials	10.0	9.6
Information Technology	5.4	8.8
Consumer Staples	3.1	5.1
Energy	2.8	3.0
Telecommunication Services	2.2	1.6
Materials	1.1	0.9
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stock class 75%		Stock class 69%
	Bond class 22%		Bond class 23%
	Short-term class 3%		Short-term class 8%
* Foreign investments	4%	** Foreign investments	4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts.

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 70.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure - 0.7%
Applebee's International, Inc.	22,000	$ 554,400
Isle of Capri Casinos, Inc. (a)	6,100	75,152
Wendy's International, Inc.	4,100	114,513
		744,065
Household Durables - 4.2%
Beazer Homes USA, Inc. (a)	10,000	637,700
Centex Corp.	15,100	759,983
D.R. Horton, Inc.	1,100	21,021
Fortune Brands, Inc.	3,200	156,064
KB Home	29,400	1,313,886
Lennar Corp.	8,900	471,878
Mohawk Industries, Inc. (a)	20,565	1,267,010
		4,627,542
Media - 7.6%
Clear Channel Communications, Inc. (a)	99,357	4,318,045
Radio One, Inc.:
Class A (a)	49,670	874,192
Class D (non-vtg.) (a)	173,370	2,983,698
Viacom, Inc. Class B (non-vtg.) (a)	5,000	235,050
		8,410,985
Multiline Retail - 2.9%
BJ's Wholesale Club, Inc. (a)	3,900	74,919
Kohl's Corp. (a)	29,300	2,007,050
Wal-Mart Stores, Inc.	19,870	1,076,159
		3,158,128
Specialty Retail - 3.0%
Best Buy Co., Inc. (a)	7,750	214,520
Christopher & Banks Corp. (a)	33,300	907,425
Home Depot, Inc.	19,900	525,758
Lowe's Companies, Inc.	12,700	527,050
Office Depot, Inc. (a)	41,400	733,194
Too, Inc. (a)	6,600	193,710
Wet Seal, Inc. Class A (a)	18,100	208,874
		3,310,531
Textiles Apparel & Luxury Goods - 0.3%
Brown Shoe Co., Inc.	5,900	142,190
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Coach, Inc. (a)	3,180	$ 108,184
Jones Apparel Group, Inc. (a)	2,300	84,640
		335,014
TOTAL CONSUMER DISCRETIONARY		20,586,265
CONSUMER STAPLES - 3.1%
Beverages - 0.6%
The Coca-Cola Co.	15,400	702,856
Food Products - 0.3%
Dean Foods Co. (a)	6,200	230,330
Kraft Foods, Inc. Class A	3,700	138,972
		369,302
Household Products - 0.2%
Colgate-Palmolive Co.	4,000	205,560
Personal Products - 0.4%
Avon Products, Inc.	7,270	373,315
Tobacco - 1.6%
Philip Morris Companies, Inc.	45,530	1,717,392
TOTAL CONSUMER STAPLES		3,368,425
ENERGY - 2.8%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	2,950	96,583
BJ Services Co. (a)	9,800	327,810
ENSCO International, Inc.	12,400	346,952
GlobalSantaFe Corp.	13,200	338,184
Noble Corp. (a)	4,100	139,195
Pride International, Inc. (a)	15,700	219,486
Rowan Companies, Inc.	16,000	340,800
Smith International, Inc. (a)	13,800	469,200
Weatherford International Ltd. (a)	13,670	551,448
		2,829,658
Oil & Gas - 0.2%
ConocoPhillips	5,986	286,191
TOTAL ENERGY		3,115,849
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 14.6%
Banks - 4.8%
Bank of America Corp.	15,000	$ 1,051,200
Bank One Corp.	75,300	2,973,597
M&T Bank Corp.	10,100	814,868
Wachovia Corp.	12,958	455,474
		5,295,139
Diversified Financials - 5.7%
Citigroup, Inc.	58,086	2,258,384
Fannie Mae	20,650	1,301,983
Freddie Mac	17,850	1,028,874
MBNA Corp.	31,500	672,210
Merrill Lynch & Co., Inc.	11,000	478,500
Morgan Stanley	11,000	497,640
		6,237,591
Insurance - 4.1%
ACE Ltd.	5,500	187,550
AFLAC, Inc.	38,060	1,174,151
American International Group, Inc.	45,067	2,936,115
Travelers Property Casualty Corp. Class A	5,601	89,336
XL Capital Ltd. Class A	2,300	190,302
		4,577,454
TOTAL FINANCIALS		16,110,184
HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	8,500	271,915
Boston Scientific Corp. (a)	9,700	407,400
Medtronic, Inc.	1,800	84,150
St. Jude Medical, Inc. (a)	15,900	553,638
Zimmer Holdings, Inc. (a)	3,600	135,504
		1,452,607
Health Care Providers & Services - 3.4%
AdvancePCS Class A (a)	7,000	172,830
Anthem, Inc. (a)	6,737	399,167
Cardinal Health, Inc.	1,620	99,695
HCA, Inc.	4,800	192,864
HealthSouth Corp. (a)	214,020	871,061
UnitedHealth Group, Inc.	24,700	2,011,815
		3,747,432
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 7.9%
Abbott Laboratories	14,800	$ 647,944
Allergan, Inc.	1,800	105,822
Forest Laboratories, Inc. (a)	3,100	332,723
Johnson & Johnson	43,800	2,497,476
Merck & Co., Inc.	30,100	1,788,241
Pfizer, Inc.	59,992	1,892,148
Pharmacia Corp.	15,600	659,880
Wyeth	17,800	684,054
		8,608,288
TOTAL HEALTH CARE		13,808,327
INDUSTRIALS - 10.0%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	7,900	412,380
Building Products - 0.6%
American Standard Companies, Inc. (a)	5,900	439,432
Masco Corp.	10,200	205,734
		645,166
Commercial Services & Supplies - 5.0%
Cintas Corp.	1,600	80,752
eSpeed, Inc. Class A (a)	5,000	75,250
First Data Corp.	67,800	2,348,592
Manpower, Inc.	35,400	1,319,358
Paychex, Inc.	39,770	1,161,284
Robert Half International, Inc. (a)	10,700	210,255
Weight Watchers International, Inc.	5,800	262,450
		5,457,941
Industrial Conglomerates - 3.0%
General Electric Co.	87,670	2,375,857
Tyco International Ltd.	55,382	988,015
		3,363,872
Machinery - 0.1%
Donaldson Co., Inc.	2,300	86,066
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.9%
Canadian National Railway Co.	14,850	$ 610,231
CSX Corp.	13,700	378,805
		989,036
TOTAL INDUSTRIALS		10,954,461
INFORMATION TECHNOLOGY - 5.4%
Computers & Peripherals - 1.2%
Dell Computer Corp. (a)	46,900	1,339,933
IT Consulting & Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	14,400	720,000
Semiconductor Equipment & Products - 1.0%
Intel Corp.	41,680	870,278
Intersil Corp. Class A (a)	3,400	58,786
Semtech Corp. (a)	8,553	128,979
		1,058,043
Software - 2.5%
Microsoft Corp. (a)	48,280	2,791,550
TOTAL INFORMATION TECHNOLOGY		5,909,526
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcan, Inc.	31,400	999,501
Nucor Corp.	3,800	190,912
		1,190,413
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
BellSouth Corp.	45,400	1,262,120
Verizon Communications, Inc.	27,300	1,143,324
		2,405,444
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. (a)	13,600	53,856
TOTAL TELECOMMUNICATION SERVICES		2,459,300
TOTAL COMMON STOCKS (Cost $75,929,967)		77,502,750
Corporate Bonds - 18.2%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.3%
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. 5.25% 1/15/10	$ 405,000	$ 298,161
Nonconvertible Bonds - 17.9%
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.2%
Dana Corp.:
6.25% 3/1/04	45,000	44,325
6.5% 3/1/09	30,000	25,950
Delco Remy International, Inc. 11% 5/1/09	30,000	15,300
Dura Operating Corp. 8.625% 4/15/12	35,000	36,050
Intermet Corp. 9.75% 6/15/09	85,000	76,075
Lear Corp. 8.11% 5/15/09	50,000	52,500
		250,200
Hotels, Restaurants & Leisure - 2.2%
Alliance Gaming Corp. 10% 8/1/07	70,000	72,800
Bally Total Fitness Holding Corp. 9.875% 10/15/07	178,000	162,870
Boyd Gaming Corp. 9.25% 10/1/03	25,000	26,000
Buffets, Inc. 11.25% 7/15/10 (d)	10,000	9,000
Chumash Casino & Resort Enterprise 9% 7/15/10 (d)	70,000	74,200
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	80,000	79,600
6.75% 7/15/03	40,000	40,200
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	50,000	53,250
Domino's, Inc. 10.375% 1/15/09	70,000	76,300
Extended Stay America, Inc. 9.875% 6/15/11	35,000	35,000
Friendly Ice Cream Corp. 10.5% 12/1/07	85,000	82,450
Harrah's Operating Co., Inc. 7.875% 12/15/05	50,000	53,000
Herbst Gaming, Inc. 10.75% 9/1/08	50,000	52,250
Hilton Hotels Corp. 7.625% 5/15/08	40,000	40,800
HMH Properties, Inc. 7.875% 8/1/05	185,000	185,000
Hollywood Park, Inc. 9.25% 2/15/07	65,000	55,413
ITT Corp.:
6.75% 11/15/05	60,000	58,950
7.375% 11/15/15	70,000	64,225
Mandalay Resort Group 10.25% 8/1/07	65,000	70,525
MGM Mirage, Inc. 8.375% 2/1/11	10,000	10,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mirage Resorts, Inc. 7.25% 10/15/06	$ 50,000	$ 51,334
Mohegan Tribal Gaming Authority:
8% 4/1/12	50,000	52,500
8.125% 1/1/06	100,000	104,500
8.375% 7/1/11	20,000	20,900
Park Place Entertainment Corp.:
7.875% 12/15/05	135,000	137,025
7.875% 3/15/10	40,000	40,600
9.375% 2/15/07	30,000	31,913
Penn National Gaming, Inc. 8.875% 3/15/10	55,000	56,375
Premier Parks, Inc. 0% 4/1/08 (c)	80,000	75,600
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	100,000	88,500
Royal Caribbean Cruises Ltd.:
8.25% 4/1/05	10,000	9,650
yankee 7.25% 8/15/06	10,000	9,250
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07 (d)	30,000	29,475
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	100,000	102,250
yankee 8.625% 12/15/07	10,000	10,300
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	50,000	53,250
8.875% 4/15/11	110,000	119,900
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10 (d)	115,000	120,175
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	40,000	40,200
		2,456,130
Household Durables - 0.7%
Beazer Homes USA, Inc. 8.375% 4/15/12	45,000	47,025
Champion Home Builders Co. 11.25% 4/15/07	45,000	34,200
D.R. Horton, Inc.:
8% 2/1/09	65,000	65,975
8.5% 4/15/12	20,000	20,400
Juno Lighting, Inc. 11.875% 7/1/09	60,000	60,900
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	120,000	114,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Kaufman & Broad Home Corp. 7.75% 10/15/04	$ 40,000	$ 41,100
KB Home 8.625% 12/15/08	40,000	41,800
Kinetic Concepts, Inc. 9.625% 11/1/07	120,000	124,200
Ryland Group, Inc.:
8% 8/15/06	10,000	10,300
8.25% 4/1/08	20,000	20,400
9.125% 6/15/11	15,000	16,125
9.75% 9/1/10	70,000	77,000
Standard Pacific Corp. 9.25% 4/15/12	30,000	28,800
WCI Communities, Inc. 10.625% 2/15/11	45,000	43,650
		745,875
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (c)	85,000	83,300
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 5.6% 11/1/05	20,000	19,600
The Hockey Co. 11.25% 4/15/09	70,000	70,700
		90,300
Media - 1.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	45,000	44,100
9.875% 2/1/12	100,000	98,000
American Media Operations, Inc. 10.25% 5/1/09	100,000	103,000
British Sky Broadcasting Group PLC (BSkyB) yankee:
6.875% 2/23/09	10,000	10,250
7.3% 10/15/06	35,000	36,225
Cinemark USA, Inc. 9.625% 8/1/08	125,000	122,500
Comcast Cable Communications, Inc.:
6.375% 1/30/06	30,000	30,393
6.75% 1/30/11	15,000	14,827
6.875% 6/15/09	60,000	60,559
8.125% 5/1/04	15,000	15,375
Continental Cablevision, Inc.:
8.3% 5/15/06	40,000	41,200
8.875% 9/15/05	30,000	30,750
Corus Entertainment, Inc. 8.75% 3/1/12	40,000	42,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (d)	$ 55,000	$ 58,163
EchoStar DBS Corp.:
9.125% 1/15/09	50,000	51,000
9.25% 2/1/06	185,000	190,550
9.375% 2/1/09	40,000	41,600
10.375% 10/1/07	105,000	110,250
Granite Broadcasting Corp.:
8.875% 5/15/08	15,000	12,000
10.375% 5/15/05	15,000	12,300
Insight Communications, Inc. 0% 2/15/11 (c)	170,000	79,900
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	75,000	74,625
LBI Media, Inc. 10.125% 7/15/12 (d)	60,000	62,850
Lenfest Communications, Inc.:
7.625% 2/15/08	35,000	34,650
8.25% 2/15/08	15,000	15,075
8.375% 11/1/05	20,000	20,305
10.5% 6/15/06	75,000	77,250
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	50,000	50,250
PanAmSat Corp.:
6% 1/15/03	20,000	20,000
6.125% 1/15/05	60,000	58,650
8.75% 2/1/12 (d)	10,000	9,700
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (c)	110,000	29,700
12.375% 8/1/06	20,000	8,600
Radio One, Inc. 8.875% 7/1/11	65,000	69,875
Regal Cinemas Corp. 9.375% 2/1/12	70,000	74,200
Satelites Mexicanos SA de CV 6.29% 6/30/04 (d)(g)	66,000	46,860
Sinclair Broadcast Group, Inc.:
8% 3/15/12 (d)	30,000	31,050
8.75% 12/15/07	50,000	52,500
Spanish Broadcasting System, Inc. 9.625% 11/1/09	60,000	62,100
TV Azteca SA de CV yankee 10.5% 2/15/07	60,000	51,300
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Yell Finance BV:
0% 8/1/11 (c)	$ 60,000	$ 42,300
10.75% 8/1/11	40,000	43,600
		2,140,382
Multiline Retail - 0.1%
Dillard's, Inc.:
6.125% 11/1/03	15,000	14,888
6.39% 8/1/03	140,000	137,900
		152,788
Specialty Retail - 0.6%
Asbury Automotive Group, Inc. 9% 6/15/12	45,000	40,950
AutoNation, Inc. 9% 8/1/08	40,000	42,000
Gap, Inc.:
5.625% 5/1/03	110,000	110,000
9.9% 12/15/05	75,000	79,125
10.55% 12/15/08	15,000	16,275
Hollywood Entertainment Corp. 10.625% 8/15/04	115,000	116,150
J. Crew Group, Inc. 13.125% 10/15/08	120,000	58,800
Michaels Stores, Inc. 9.25% 7/1/09	20,000	21,100
PETCO Animal Supplies, Inc. 10.75% 11/1/11	20,000	22,300
United Auto Group, Inc. 9.625% 3/15/12 (d)	65,000	65,000
United Rentals, Inc. 9.25% 1/15/09	40,000	35,600
		607,300
Textiles Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
7% 11/1/06	75,000	65,250
11.625% 1/15/08	50,000	49,250
12.25% 12/15/12 (d)	110,000	108,350
Russell Corp. 9.25% 5/1/10	50,000	52,500
The William Carter Co. 10.875% 8/15/11	50,000	54,500
		329,850
TOTAL CONSUMER DISCRETIONARY		6,856,125
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	$ 20,000	$ 21,400
Constellation Brands, Inc. 8.125% 1/15/12	120,000	127,200
		148,600
Food & Drug Retailing - 0.3%
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	130,000	93,600
9.125% 12/15/11	10,000	7,200
Rite Aid Corp.:
6% 12/15/05 (d)	30,000	20,400
6.125% 12/15/08 (d)	35,000	19,950
6.875% 8/15/13	110,000	57,200
7.125% 1/15/07	80,000	52,000
7.625% 4/15/05	15,000	11,250
11.25% 7/1/08	25,000	18,000
		279,600
Food Products - 0.5%
Corn Products International, Inc. 8.25% 7/15/07	60,000	60,900
Dean Foods Co.:
6.75% 6/15/05	70,000	70,350
6.9% 10/15/17	80,000	72,000
8.15% 8/1/07	40,000	42,000
Del Monte Corp. 9.25% 5/15/11	140,000	142,100
Dole Food Co., Inc.:
6.375% 10/1/05	20,000	19,500
7.25% 5/1/09	95,000	90,250
		497,100
Household Products - 0.0%
Fort James Corp.:
6.625% 9/15/04	35,000	33,950
6.875% 9/15/07	20,000	18,800
		52,750
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	70,000	75,172
TOTAL CONSUMER STAPLES		1,053,222
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	$ 80,000	$ 82,000
Grant Prideco, Inc.:
9% 12/15/09 (d)(e)	20,000	20,550
9.625% 12/1/07	60,000	63,000
Key Energy Services, Inc.:
8.375% 3/1/08	80,000	83,600
14% 1/15/09	37,000	41,810
		290,960
Oil & Gas - 0.6%
Chesapeake Energy Corp.:
8.125% 4/1/11	5,000	5,250
8.375% 11/1/08	55,000	57,750
9% 8/15/12	35,000	37,450
Clark Refining & Marketing, Inc.:
8.625% 8/15/08	15,000	13,725
8.875% 11/15/07	35,000	28,700
Encore Acquisition Co. 8.375% 6/15/12 (d)	20,000	20,600
Nuevo Energy Co.:
9.375% 10/1/10	20,000	20,150
9.5% 6/1/08	105,000	107,100
Plains Exploration & Production Co. LP 8.75% 7/1/12 (d)	60,000	62,400
Pogo Producing Co. 8.25% 4/15/11	85,000	89,250
Teekay Shipping Corp. 8.875% 7/15/11	140,000	144,200
Western Oil Sands, Inc. 8.375% 5/1/12	55,000	55,550
		642,125
TOTAL ENERGY		933,085
FINANCIALS - 2.0%
Banks - 0.3%
Bank of New York Co., Inc. 4.25% 9/4/12 (g)	10,000	10,034
Sovereign Bancorp, Inc.:
8.625% 3/15/04	80,000	82,400
10.5% 11/15/06	60,000	66,900
Western Financial Bank 9.625% 5/15/12	95,000	92,150
		251,484
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - 1.4%
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	$ 40,000	$ 30,000
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	90,000	93,600
Capital One Financial Corp.:
7.25% 12/1/03	30,000	29,100
7.25% 5/1/06	60,000	56,586
8.75% 2/1/07	35,000	32,550
Citigroup, Inc.:
5.625% 8/27/12	20,000	20,442
7.25% 10/1/10	35,000	39,263
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	20,000	17,000
Continental Airlines, Inc. pass thru trust certificates 6.9% 1/2/17	28,576	18,575
Dana Credit Corp. 7.25% 12/6/02 (d)	50,000	49,375
Delta Air Lines, Inc. pass thru trust certificates 7.711% 9/18/11	15,000	12,600
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	75,000	68,250
10.625% 12/1/12 (d)	30,000	30,375
IOS Capital, Inc. 9.75% 6/15/04	170,000	172,550
John Q. Hammons Hotels LP/John Q. Hammons Hotels Corp. III 8.875% 5/15/12	35,000	35,175
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (d)	10,000	10,000
Millennium America, Inc.:
9.25% 6/15/08	10,000	10,400
9.25% 6/15/08 (d)	60,000	62,400
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	25,232	16,401
Qwest Capital Funding, Inc.:
5.875% 8/3/04	110,000	92,950
7% 8/3/09	65,000	39,975
7.25% 2/15/11	100,000	61,500
7.75% 8/15/06	100,000	69,500
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (d)	40,000	41,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
R. H. Donnelley Finance Corp. I: - continued
10.875% 12/15/12 (d)	$ 50,000	$ 52,750
SESI LLC 8.875% 5/15/11	130,000	132,600
Sprint Capital Corp. 6% 1/15/07	15,000	13,523
Stone Container Finance Co. yankee 11.5% 8/15/06 (d)	40,000	43,000
U.S. West Capital Funding, Inc. 6.875% 7/15/28	60,000	30,600
Xerox Capital (Europe) PLC 5.875% 5/15/04	125,000	119,375
Xerox Credit Corp. 6.1% 12/16/03	65,000	62,725
		1,564,940
Real Estate - 0.3%
Corrections Corp. of America 9.875% 5/1/09 (d)	20,000	21,250
iStar Financial, Inc. 8.75% 8/15/08	45,000	47,250
LNR Property Corp. 9.375% 3/15/08	65,000	63,375
Meditrust Corp. 7.82% 9/10/26	90,000	89,100
MeriStar Hospitality Corp. 9% 1/15/08	40,000	36,800
Senior Housing Properties Trust 8.625% 1/15/12	80,000	80,400
		338,175
TOTAL FINANCIALS		2,154,599
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.2%
Fisher Scientific International, Inc.:
8.125% 5/1/12	45,000	46,350
9% 2/1/08	150,000	155,813
		202,163
Health Care Providers & Services - 0.6%
Alderwoods Group, Inc.:
11% 1/2/07	28,300	28,088
12.25% 1/2/09	45,000	40,500
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	40,000	40,440
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	30,000	31,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
7.125% 6/1/06	$ 25,000	$ 25,750
7.875% 2/1/11	10,000	10,500
Owen & Minor, Inc. 8.5% 7/15/11	60,000	63,600
PacifiCare Health Systems, Inc. 10.75% 6/1/09	95,000	100,700
Tenet Healthcare Corp.:
5% 7/1/07	30,000	26,700
5.375% 11/15/06	75,000	67,500
6.375% 12/1/11	40,000	35,600
Triad Hospitals Holdings, Inc. 11% 5/15/09	10,000	11,150
Triad Hospitals, Inc. 8.75% 5/1/09	70,000	75,250
Vanguard Health Systems, Inc. 9.75% 8/1/11	90,000	88,200
		645,628
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10	130,000	130,000
Biovail Corp. yankee 7.875% 4/1/10	65,000	67,275
		197,275
TOTAL HEALTH CARE		1,045,066
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	50,000	54,000
BE Aerospace, Inc.:
8% 3/1/08	30,000	23,400
8.875% 5/1/11	5,000	3,900
Transdigm, Inc. 10.375% 12/1/08	30,000	30,975
		112,275
Airlines - 0.0%
Delta Air Lines, Inc. 6.65% 3/15/04	45,000	38,025
Northwest Airlines, Inc. 9.875% 3/15/07	15,000	8,250
		46,275
Building Products - 0.1%
Nortek, Inc.:
9.125% 9/1/07	65,000	65,488
9.25% 3/15/07	20,000	20,250
		85,738
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	$ 10,000	$ 10,050
7.625% 1/1/06	65,000	65,000
7.875% 1/1/09	25,000	24,875
9.25% 9/1/12 (d)	55,000	56,925
10% 8/1/09	50,000	50,500
Browning-Ferris Industries, Inc. 6.375% 1/15/08	30,000	26,550
Iron Mountain, Inc. 8.75% 9/30/09	70,000	72,975
JohnsonDiversey, Inc. 9.625% 5/15/12 (d)	20,000	20,800
National Waterworks, Inc. 10.5% 12/1/12 (d)	30,000	31,350
		359,025
Industrial Conglomerates - 0.5%
Tyco International Group SA:
6.125% 11/1/08	10,000	9,050
6.875% 1/15/29	20,000	16,800
yankee:
5.8% 8/1/06	200,000	186,000
5.875% 11/1/04	85,000	80,750
6.25% 6/15/13	85,000	83,725
6.375% 6/15/05	40,000	38,000
6.375% 2/15/06	60,000	57,000
6.375% 10/15/11	40,000	35,800
6.75% 2/15/11	20,000	18,100
		525,225
Machinery - 0.5%
AGCO Corp.:
8.5% 3/15/06	20,000	20,200
9.5% 5/1/08	50,000	53,750
Cummins, Inc. 9.5% 12/1/10 (d)	30,000	31,500
Dresser, Inc. 9.375% 4/15/11	85,000	82,025
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	85,000	87,125
Navistar International Corp. 9.375% 6/1/06	50,000	48,500
NMHG Holding Co. 10% 5/15/09	40,000	40,800
Terex Corp. 8.875% 4/1/08	60,000	55,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
TriMas Corp.:
9.875% 6/15/12 (d)	$ 50,000	$ 51,500
9.875% 6/15/12 (d)(e)	50,000	51,500
		522,700
Road & Rail - 0.0%
TFM SA de CV 12.5% 6/15/12 (d)	40,000	39,900
TOTAL INDUSTRIALS		1,691,138
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Avaya, Inc. 11.125% 4/1/09	125,000	111,250
L-3 Communications Corp. 8% 8/1/08	60,000	63,000
Motorola, Inc. 6.75% 2/1/06	75,000	76,500
		250,750
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings 8% 5/15/09 (d)	65,000	67,275
Electronic Equipment & Instruments - 0.4%
Flextronics International Ltd. yankee:
8.75% 10/15/07	145,000	150,075
9.875% 7/1/10	50,000	54,500
Ingram Micro, Inc. 9.875% 8/15/08	90,000	95,400
Millipore Corp. 7.5% 4/1/07	15,000	14,100
Solectron Corp. 7.375% 3/1/06	75,000	71,250
		385,325
IT Consulting & Services - 0.0%
Anteon Corp. 12% 5/15/09	15,000	16,350
Unisys Corp.:
7.875% 4/1/08	15,000	15,413
8.125% 6/1/06	15,000	15,713
		47,476
Office Electronics - 0.2%
Xerox Corp.:
5.25% 12/15/03	40,000	38,600
5.5% 11/15/03	95,000	92,388
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
7.15% 8/1/04	$ 65,000	$ 62,725
9.75% 1/15/09 (d)	60,000	57,750
		251,463
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	85,000	90,950
10.5% 2/1/09	40,000	43,800
		134,750
TOTAL INFORMATION TECHNOLOGY		1,137,039
MATERIALS - 2.0%
Chemicals - 0.6%
Berry Plastics Corp. 10.75% 7/15/12	95,000	101,650
FMC Corp. 10.25% 11/1/09 (d)	65,000	69,225
Georgia Gulf Corp. 10.375% 11/1/07	45,000	48,600
Huntsman International LLC 9.875% 3/1/09	55,000	57,200
IMC Global, Inc.:
6.55% 1/15/05	45,000	43,200
7.3% 1/15/28	50,000	38,250
7.375% 8/1/18	15,000	11,175
7.625% 11/1/05	30,000	28,425
10.875% 6/1/08	15,000	16,650
International Specialty Holdings, Inc. 10.625% 12/15/09	40,000	35,600
Lyondell Chemical Co.:
9.625% 5/1/07	50,000	50,500
9.875% 5/1/07	15,000	15,150
Methanex Corp. yankee 7.75% 8/15/05	100,000	101,000
		616,625
Containers & Packaging - 0.6%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	55,000	35,750
BWAY Corp. 10% 10/15/10 (d)	30,000	30,900
Graphic Packaging Corp. 8.625% 2/15/12	20,000	21,100
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (d)	55,000	57,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12 (d)	$ 85,000	$ 87,338
8.875% 2/15/09	45,000	46,800
Owens-Illinois, Inc.:
7.15% 5/15/05	155,000	149,575
7.35% 5/15/08	10,000	9,300
7.5% 5/15/10	20,000	18,200
7.8% 5/15/18	130,000	107,900
7.85% 5/15/04	20,000	19,450
8.1% 5/15/07	20,000	19,000
Riverwood International Corp. 10.625% 8/1/07	60,000	62,700
Silgan Holdings, Inc. 9% 6/1/09	35,000	36,400
		701,613
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 7.5% 11/15/06	115,000	102,925
Luscar Coal Ltd. 9.75% 10/15/11	30,000	32,250
P&L Coal Holdings Corp. 9.625% 5/15/08	175,000	184,625
Phelps Dodge Corp.:
8.75% 6/1/11	65,000	66,950
9.5% 6/1/31	25,000	25,000
Steel Dynamics, Inc. 9.5% 3/15/09	40,000	42,400
		454,150
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.:
7.5% 5/15/06	95,000	89,300
8.125% 5/15/11	85,000	77,350
8.875% 5/15/31	85,000	73,100
9.625% 3/15/22	20,000	16,400
Louisiana-Pacific Corp.:
8.5% 8/15/05	30,000	30,600
10.875% 11/15/08	20,000	21,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp.:
8.375% 7/1/12	$ 80,000	$ 83,200
9.75% 2/1/11	55,000	59,950
		451,300
TOTAL MATERIALS		2,223,688
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
American Cellular Corp. 9.5% 10/15/09	30,000	5,400
AT&T Broadband Corp. 8.375% 3/15/13	22,000	23,593
AT&T Corp. 6% 3/15/09	2,000	1,900
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	145,000	43,500
Cincinnati Bell Telephone Co. 6.3% 12/1/28	25,000	16,500
Qwest Corp. 8.875% 3/15/12 (d)	175,000	168,875
Tritel PCS, Inc. 10.375% 1/15/11	46,000	48,300
Triton PCS, Inc.:
8.75% 11/15/11	45,000	37,800
9.375% 2/1/11	55,000	47,575
U.S. West Communications:
5.65% 11/1/04	25,000	23,000
6.875% 9/15/33	65,000	51,350
7.2% 11/1/04	95,000	90,725
		558,518
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	10,000	7,700
AT&T Wireless Services, Inc.:
7.875% 3/1/11	45,000	43,200
8.125% 5/1/12	95,000	91,200
8.75% 3/1/31	10,000	9,250
Crown Castle International Corp.:
9.375% 8/1/11	60,000	49,200
10.75% 8/1/11	45,000	40,500
Dobson Communications Corp. 10.875% 7/1/10	90,000	79,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
0% 2/15/08 (c)	$ 20,000	$ 18,200
9.375% 11/15/09	15,000	13,875
9.5% 2/1/11	45,000	41,400
9.75% 10/31/07	20,000	18,800
Nextel Partners, Inc. 0% 2/1/09 (c)	96,000	68,160
Rogers Wireless, Inc. 9.625% 5/1/11	110,000	103,400
VoiceStream Wireless Corp. 0% 11/15/09 (c)	65,000	54,275
		638,360
TOTAL TELECOMMUNICATION SERVICES		1,196,878
UTILITIES - 1.3%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.5% 4/15/12 (d)	20,000	10,200
CMS Energy Corp.:
6.75% 1/15/04	25,000	23,125
7.5% 1/15/09	30,000	25,800
7.625% 11/15/04	15,000	13,875
8.9% 7/15/08	15,000	13,350
9.875% 10/15/07	25,000	23,000
Nevada Power Co. 10.875% 10/15/09 (d)	55,000	55,825
Oncor Electric Delivery Co. 7% 9/1/22 (d)	80,000	75,119
Pacific Gas & Electric Co.:
6.25% 8/1/03	65,000	64,025
6.25% 3/1/04	90,000	87,750
9.625% 11/1/05 (d)	60,000	58,500
Southern California Edison Co.:
6.25% 6/15/03	10,000	9,875
8.95% 11/3/03	100,000	99,000
TECO Energy, Inc. 10.5% 12/1/07 (d)	50,000	49,500
TXU Corp. 6.375% 6/15/06	80,000	74,400
		683,344
Gas Utilities - 0.3%
CMS Panhandle Holding Co. 6.125% 3/15/04	65,000	64,188
Sempra Energy 7.95% 3/1/10	20,000	22,139
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Tennessee Gas Pipeline Co.:
7% 10/15/28	$ 30,000	$ 24,150
7.625% 4/1/37	35,000	29,050
Transcontinental Gas Pipe Line:
6.125% 1/15/05	35,000	32,550
6.25% 1/15/08	10,000	8,900
8.875% 7/15/12 (d)	80,000	79,200
		260,177
Multi-Utilities & Unregulated Power - 0.4%
Aquila, Inc. 11.875% 7/1/12 (d)	45,000	36,900
Utilicorp United, Inc.:
6.875% 10/1/04	35,000	26,950
7% 7/15/04	20,000	15,400
7.95% 2/1/11	35,000	22,400
Western Resources, Inc.:
7.875% 5/1/07	105,000	105,000
9.75% 5/1/07	115,000	103,500
Williams Companies, Inc.:
6.5% 8/1/06	95,000	64,600
7.125% 9/1/11	25,000	16,500
7.875% 9/1/21	45,000	27,675
8.125% 3/15/12 (d)	20,000	13,600
9.25% 3/15/04	55,000	43,450
		475,975
TOTAL UTILITIES		1,419,496
TOTAL NONCONVERTIBLE BONDS		19,710,336
TOTAL CORPORATE BONDS (Cost $19,685,723)		20,008,497
U.S. Government and Government Agency Obligations - 6.1%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
3% 6/15/04	1,000,000	1,014,289
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.25% 2/1/11	$ 100,000	$ 108,452
6.25% 7/19/11	100,000	104,841
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,227,582
U.S. Treasury Obligations - 5.0%
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.65% 12/5/02 to 1/9/03 (f)	350,000	349,650
U.S. Treasury Bonds:
5.25% 2/15/29	1,453,000	1,458,619
8.125% 8/15/19	776,000	1,042,386
11.75% 2/15/10	895,000	1,074,420
U.S. Treasury Notes:
4.375% 5/15/07	240,000	252,225
5.5% 1/31/03	1,258,000	1,266,600
TOTAL U.S. TREASURY OBLIGATIONS		5,443,900
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,529,519)		6,671,482
Asset-Backed Securities - 0.2%

Amortizing Residential Collateral Trust 2.17% 8/25/32 (g)	96,512	96,207
Household Private Label Credit Card Master Note Trust I 2.63% 9/15/09 (g)	120,000	120,000
TOTAL ASSET-BACKED SECURITIES (Cost $216,407)		216,207
Fixed-Income Funds - 0.1%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $99,953)	1,008	100,024
Money Market Funds - 5.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.47% (b) (Cost $6,191,066)	6,191,066	$ 6,191,066
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $108,652,635)		110,690,026
NET OTHER ASSETS - (0.7)%		(797,613)
NET ASSETS - 100%		$ 109,892,413
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
20 S&P 500 Index Contracts	Dec. 2002	$ 4,680,000	$ 220,908

The face value of futures purchased as a percentage of net assets - 4.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,270,555 or 2.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,650.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
Ratings
AAA, AA, A	0.4%
BBB	1.3%
BB	6.7%
B	8.4%
CCC, CC, C	1.6%
Not Rated	0.1%
U.S. Governments	6.1%
Equities	70.5%
Short-term and Net Other Assets	4.9%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Purchases and sales of securities, other than short-term securities, aggregated $129,800,485 and $127,877,814, respectively, of which long-term U.S. government and government agency obligations aggregated $19,721,510 and $21,431,636, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,801 for the period.
Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $27,179,000 of which $348,000, $394,000, $14,773,000 and $11,664,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (cost $108,652,635) - See accompanying schedule		$ 110,690,026
Cash		14,641
Receivable for investments sold		80,697
Receivable for fund shares sold		74,054
Dividends receivable		49,072
Interest receivable		554,855
Other receivables		490
Total assets		111,463,835

Liabilities
Payable for investments purchased
Regular delivery	$ 884,608
Delayed delivery	70,500
Payable for fund shares redeemed	457,542
Accrued management fee	52,574
Distribution fees payable	48,402
Payable for daily variation on futures contracts	10,240
Other payables and accrued expenses	47,556
Total liabilities		1,571,422

Net Assets		$ 109,892,413
Net Assets consist of:
Paid in capital		$ 137,306,306
Undistributed net investment income		408,580
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,080,824)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,258,351
Net Assets		$ 109,892,413

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,893,606 ÷ 3,407,974 shares)	$ 8.77

Maximum offering price per share (100/94.25 of $8.77)	$ 9.31
Class T: Net Asset Value and redemption price per share ($45,804,210 ÷ 5,237,042 shares)	$ 8.75

Maximum offering price per share (100/96.50 of $8.75)	$ 9.07
Class B: Net Asset Value and offering price per share ($19,261,394 ÷ 2,207,446 shares)A	$ 8.73

Class C: Net Asset Value and offering price per share ($9,574,037 ÷ 1,098,205 shares)A	$ 8.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,359,166 ÷ 610,540 shares)	$ 8.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 755,193
Interest		2,525,481
Security lending		2,914
Total income		3,283,588

Expenses
Management fee	$ 657,746
Transfer agent fees	339,700
Distribution fees	663,501
Accounting and security lending fees	63,475
Non-interested trustees' compensation	399
Custodian fees and expenses	25,476
Registration fees	65,364
Audit	30,363
Legal	700
Miscellaneous	11,871
Total expenses before reductions	1,858,595
Expense reductions	(41,648)	1,816,947
Net investment income (loss)		1,466,641
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,454,001)
Foreign currency transactions	438
Futures contracts	103,217
Total net realized gain (loss)		(11,350,346)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,704,760)
Assets and liabilities in foreign currencies	32
Futures contracts	29,496
Total change in net unrealized appreciation (depreciation)		(1,675,232)
Net gain (loss)		(13,025,578)
Net increase (decrease) in net assets resulting from operations		$ (11,558,937)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,466,641	$ 1,541,174
Net realized gain (loss)	(11,350,346)	(16,385,250)
Change in net unrealized appreciation (depreciation)	(1,675,232)	4,119,639
Net increase (decrease) in net assets resulting from operations	(11,558,937)	(10,724,437)
Distributions to shareholders from net investment income	(1,462,340)	(1,385,322)
Share transactions - net increase (decrease)	3,698,360	62,503,254
Total increase (decrease) in net assets	(9,322,917)	50,393,495

Net Assets
Beginning of period	119,215,330	68,821,835
End of period (including undistributed net investment income of $408,580 and undistributed net investment income of $418,077, respectively)	$ 109,892,413	$ 119,215,330

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 11.02	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.20	.19	.12
Net realized and unrealized gain (loss)	(1.05)	(1.20)	.08	.80
Total from investment operations	(.90)	(1.00)	.27	.92
Distributions from net investment income	(.16)	(.19)	(.17)	-
Net asset value, end of period	$ 8.77	$ 9.83	$ 11.02	$ 10.92
Total Return B,C,D	(9.28)%	(9.13)%	2.40%	9.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.29%	1.26%	1.51%	2.95% A
Expenses net of voluntary waivers, if any	1.29%	1.26%	1.51%	1.75% A
Expenses net of all reductions	1.25%	1.23%	1.49%	1.74% A
Net investment income (loss)	1.65%	1.97%	1.64%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,894	$ 14,487	$ 14,567	$ 1,819
Portfolio turnover rate	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 10.99	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.17	.16	.10
Net realized and unrealized gain (loss)	(1.05)	(1.19)	.08	.79
Total from investment operations	(.92)	(1.02)	.24	.89
Distributions from net investment income	(.12)	(.18)	(.14)	-
Net asset value, end of period	$ 8.75	$ 9.79	$ 10.99	$ 10.89
Total Return B,C,D	(9.50)%	(9.35)%	2.14%	8.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.56%	1.55%	1.78%	3.13% A
Expenses net of voluntary waivers, if any	1.56%	1.55%	1.78%	2.00% A
Expenses net of all reductions	1.53%	1.52%	1.76%	1.99% A
Net investment income (loss)	1.38%	1.69%	1.37%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,804	$ 71,346	$ 25,527	$ 10,819
Portfolio turnover rate	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 10.96	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.12	.10	.05
Net realized and unrealized gain (loss)	(1.05)	(1.19)	.09	.80
Total from investment operations	(.97)	(1.07)	.19	.85
Distributions from net investment income	(.08)	(.11)	(.08)	-
Net asset value, end of period	$ 8.73	$ 9.78	$ 10.96	$ 10.85
Total Return B,C,D	(10.00)%	(9.80)%	1.72%	8.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.10%	2.04%	2.27%	3.67% A
Expenses net of voluntary waivers, if any	2.10%	2.04%	2.27%	2.50% A
Expenses net of all reductions	2.06%	2.01%	2.26%	2.49% A
Net investment income (loss)	.84%	1.20%	.87%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,261	$ 21,599	$ 17,797	$ 8,603
Portfolio turnover rate	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 10.94	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.12	.10	.05
Net realized and unrealized gain (loss)	(1.05)	(1.18)	.08	.80
Total from investment operations	(.97)	(1.06)	.18	.85
Distributions from net investment income	(.08)	(.11)	(.09)	-
Net asset value, end of period	$ 8.72	$ 9.77	$ 10.94	$ 10.85
Total Return B,C,D	(10.01)%	(9.73)%	1.62%	8.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.07%	2.02%	2.26%	3.68% A
Expenses net of voluntary waivers, if any	2.07%	2.02%	2.26%	2.50% A
Expenses net of all reductions	2.03%	1.99%	2.24%	2.49% A
Net investment income (loss)	.88%	1.22%	.88%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,574	$ 11,037	$ 9,737	$ 4,217
Portfolio turnover rate	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 11.04	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.24	.22	.14
Net realized and unrealized gain (loss)	(1.04)	(1.21)	.08	.81
Total from investment operations	(.88)	(.97)	.30	.95
Distributions from net investment income	(.19)	(.22)	(.21)	-
Net asset value, end of period	$ 8.78	$ 9.85	$ 11.04	$ 10.95
Total Return B,C	(9.07)%	(8.86)%	2.66%	9.50%
Ratios to Average Net Assets F
Expenses before expense reductions	1.11%	.95%	1.28%	2.70% A
Expenses net of voluntary waivers, if any	1.11%	.95%	1.28%	1.50% A
Expenses net of all reductions	1.07%	.92%	1.26%	1.49% A
Net investment income (loss)	1.84%	2.29%	1.87%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,359	$ 745	$ 1,193	$ 976
Portfolio turnover rate	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 8,370,276	|
Unrealized depreciation	(8,087,068)
Net unrealized appreciation (depreciation)	283,208
Undistributed ordinary income	288,314
Capital loss carryforward	(27,178,615)
Total Distributable earnings	$ (26,607,093)
Cost for federal income tax purposes	$ 110,406,818

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 1,462,340	|

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $24,198 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 47,952	$ 0	$ 2,406
Class T	.27%	.25%	304,910	231	8,884
Class B	.75%	.25%	206,943	155,208	-
Class C	.75%	.25%	103,696	22,403	-
			$ 663,501	$ 177,842	$ 11,290

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 38,214	$ 10,188
Class T	55,979	9,989
Class B*	72,506	72,506
Class C*	1,128	1,128
	$ 167,827	$ 93,811

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 49,672.27
Class T	171,599.29
Class B	70,480.34
Class C	31,800.31
Institutional Class	16,149.35
	$ 339,700

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $103,151 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction	Transfer Agent expense reduction

Fund Level	$ -	$ 29,360	$ 433	$ -
Class A	2,406	-	-	565
Class T	8,884	-	-	-
	$ 11,290	$ 29,360	$ 433	$ 565

8. Other Information.

At the end of the period, two unaffiliated shareholders were the owners of record of 26% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 286,281	$ 250,026
Class T	821,156	789,016
Class B	180,392	211,104
Class C	93,044	115,802
Institutional Class	81,467	19,374
Total	$ 1,462,340	$ 1,385,322

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	2,397,802	765,802	$ 20,719,417	$ 7,761,666
Reinvestment of distributions	29,971	24,333	281,079	247,185
Shares redeemed	(493,090)	(638,905)	(4,329,528)	(6,608,233)
Net increase (decrease)	1,934,683	151,230	$ 16,670,968	$ 1,400,618
Class T
Shares sold	1,700,009	6,439,647	$ 14,892,440	$ 67,382,958
Reinvestment of distributions	84,041	77,556	810,453	773,876
Shares redeemed	(3,833,418)	(1,553,480)	(33,772,832)	(15,475,308)
Net increase (decrease)	(2,049,368)	4,963,723	$ (18,069,939)	$ 52,681,526
Class B
Shares sold	609,734	923,416	$ 5,567,194	$ 9,537,193
Reinvestment of distributions	16,285	18,139	158,803	184,419
Shares redeemed	(627,755)	(356,838)	(5,501,721)	(3,564,499)
Net increase (decrease)	(1,736)	584,717	$ 224,276	$ 6,157,113
Class C
Shares sold	389,032	602,641	$ 3,544,462	$ 6,240,400
Reinvestment of distributions	8,234	9,736	80,247	99,141
Shares redeemed	(429,343)	(372,364)	(3,856,430)	(3,736,326)
Net increase (decrease)	(32,077)	240,013	$ (231,721)	$ 2,603,215
Institutional Class
Shares sold	681,032	48,833	$ 6,434,799	$ 528,963
Reinvestment of distributions	8,237	1,245	76,893	12,887
Shares redeemed	(154,427)	(82,526)	(1,406,916)	(881,068)
Net increase (decrease)	534,842	(32,448)	$ 5,104,776	$ (339,218)

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Asset Allocation Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Asset Allocation Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Asset Allocation (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2001

Vice President of Advisor Asset Allocation. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Richard C. Habermann (62)

Year of Election or Appointment: 1998

Vice President of Advisor Asset Allocation. Mr. Habermann is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Asset Allocation. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Asset Allocation. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Asset Allocation. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Advisor Asset Allocation. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Asset Allocation. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Asset Allocation. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Asset Allocation. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 17.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 30%, 55%, 55% and 55%, Class T designates 39%, 45%, 45% and 45%, Class B designates 50%, 86%, 86% and 86%, and Class C designates 53%, 83%, 83% and 83% of the dividends distributed in December 2001, March 2002, June 2002, and September 2002, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAL-ANN-0103 336040
1.730184.13

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Asset Allocation

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Asset Allocation Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Asset Allocation - Inst CL	-9.07%	-6.84%
Fidelity Adv Asset Allocation Composite	-9.71%	-6.01%
S&P 500®	-16.51%	-19.51%
LB Aggregate Bond	7.34%	30.39%
LB 3 Month T-Bill	1.83%	18.36%
Flexible Portfolio Funds Average	-8.78%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Fidelity® Advisor Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index (S&P 500®), the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3-Month Treasury Bill Index, weighted according to the fund's neutral mix . You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Asset Allocation - Inst CL	-9.07%	-1.79%
Fidelity Adv Asset Allocation Composite	-9.71%	-1.57%
Flexible Portfolio Funds Average	-8.78%	n/a*

* Not available

Annual Report

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Allocation Fund - Institutional Class on December 28, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index and the Fidelity Advisor Asset Allocation Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. When you sell your shares, they could be worth more or less than what you paid for them

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Asset Allocation Fund

Q. How did the fund perform, Dick?

A. For the year ending November 30, 2002, the fund's Institutional Class shares fell 9.07%, while the Fidelity Advisor Asset Allocation Composite Index declined 9.71% and the Lipper Inc. flexible portfolio funds average lost 8.78%.

Q. What affected fund results?

A. While security selection was strong overall, my asset allocation decisions swayed performance. I favored stocks at both ends of the period as the market rallied, but in between I moved closer to a 70% neutral weighting, given my concerns about business fundamentals and corporate ethics. This approach helped, as share prices eroded during the spring and summer. Consistent with my cautious stance, I became more heavily weighted in bonds during this time. However, our emphasis on high-yield securities hurt, particularly versus the peer average. High-yield bonds suffered from weak equity markets, widespread credit-quality downgrades and an influx of supply from fallen investment-grade issuers. Despite good credit analysis and reducing the high-yield weighting as market conditions soured, our bond positioning still lost ground to the all-investment-grade bond allocation in our composite index, which was helped by the massive flight to quality in Treasuries. In hindsight, I should have moved more toward higher-quality issuers, but the high coupon income was attractive and I didn't expect high-yield bond prices to decline further from already historically low levels.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What drove the fund's equity holdings?

A. It was a very challenging year, one where every major sector posted double-digit declines and the Standard & Poor's 500 Index was off 16.51%. That said, the fund's equity investments - managed by Bruce Herring - though posting a negative return, beat the S&P 500 by a sizable margin, thanks to his good stock picking. Bruce's focus on cheap consumer discretionary stocks helped the most, as he added exposure to several quality mid-cap names that benefited from surprisingly strong consumer spending. Media stocks Clear Channel Communications and Radio One led the way - with some of the best earnings growth in the market - followed by such gaming, retailing and homebuilding holdings as Harrah's, Kohl's and KB Home, respectively. Owning defensive financials with minimal capital markets exposure was another plus, as was avoiding poor-performing utilities. Underweighting technology hardware stocks also worked for much of the period, as the group struggled with high valuations, overcapacity and weak capital spending. However, this strategy failed late in the year when tech rebounded strongly. In terms of detractors, we held a few stocks that collapsed due to accounting issues, namely Tyco International, SpectraSite Holdings and Computer Associates - the latter two of which we sold. Health care services provider HealthSouth also disappointed.

Q. How did the fund's fixed-income investments fare?

A. Favorable interest rate conditions, a sluggish economy and robust demand translated into strong absolute returns for our investment-grade holdings, managed by Jeff Moore - who took over for Charlie Morrison in April. The fund benefited from Jeff overweighting strong-performing government bonds, and from his opportunistically adding exposure to top-tier corporate bonds, which recovered nicely toward period end. Though it lagged the returns provided by investment-grade bonds, the fund's high-yield holdings also had a positive return and beat their benchmark. Managed by Matt Conti, the high-yield subportfolio avoided several major defaults and credit downgrades. It further benefited from Matt emphasizing higher-quality bonds, while having scant exposure to speculative securities. His solid security selection in the battered telecom and utilities sectors also helped. Finally, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Annual Report

Q. What's your outlook?

A. While market sentiment has improved somewhat, it's likely to remain fragile until economic, geopolitical and corporate uncertainty subsides. That said, many stocks are still reasonably valued, and companies are entering a period of easier comparisons. Plus, the quality of earnings likely has improved. While this represents a more positive environment for higher-risk assets, it's negative for very conservative assets, such as Treasuries, which have cooled off of late after a tremendous run.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Start date: December 28, 1998

Size: as of November 30, 2002, more than $109 million

Manager: Richard Habermann, since inception; joined Fidelity in 1968

3

Dick Habermann expands on his outlook:

"Where we go from here has a lot to do with what happens in the fixed-income markets. Despite sharply lower interest rates and an accommodative Federal Reserve Board, investment-grade corporate bonds remain under pressure, with household-name issuers selling at unusually large premiums over Treasuries. While this environment has caused high-yield spreads to widen even further than expected, it also has dragged on equity performance. A stronger economy and improved earnings would be necessary to reverse this effect, as more fund flows out of government bonds and into corporates could help alleviate the credit crunch and induce firms to invest and hire again, which could help equities. While continued cost cutting should help boost corporate earnings in 2003, it may take some time for demand-driven earnings to rebound. In the meantime, higher pension costs and other reforms, such as stock option expensing, could put a damper on earnings expectations.

"Rarely have bonds outperformed equities for such a prolonged period of time, as investors have sought safe havens. Our approach is to counter such trends when they become overstretched and when market valuations seem to have reached extreme levels."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Clear Channel Communications, Inc.	3.9	2.2
Radio One, Inc. Class D (non-vtg.)	2.7	2.8
Bank One Corp.	2.7	2.7
American International Group, Inc.	2.7	2.4
Microsoft Corp.	2.5	2.2
Johnson & Johnson	2.3	1.5
General Electric Co.	2.1	1.3
First Data Corp.	2.1	1.1
Citigroup, Inc.	2.1	0.3
UnitedHealth Group, Inc.	1.8	0.8
	24.9
Market Sectors as of November 30, 2002
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.7	15.4
Financials	14.6	13.6
Health Care	12.6	10.9
Industrials	10.0	9.6
Information Technology	5.4	8.8
Consumer Staples	3.1	5.1
Energy	2.8	3.0
Telecommunication Services	2.2	1.6
Materials	1.1	0.9
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stock class 75%		Stock class 69%
	Bond class 22%		Bond class 23%
	Short-term class 3%		Short-term class 8%
* Foreign investments	4%	** Foreign investments	4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts.

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 70.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure - 0.7%
Applebee's International, Inc.	22,000	$ 554,400
Isle of Capri Casinos, Inc. (a)	6,100	75,152
Wendy's International, Inc.	4,100	114,513
		744,065
Household Durables - 4.2%
Beazer Homes USA, Inc. (a)	10,000	637,700
Centex Corp.	15,100	759,983
D.R. Horton, Inc.	1,100	21,021
Fortune Brands, Inc.	3,200	156,064
KB Home	29,400	1,313,886
Lennar Corp.	8,900	471,878
Mohawk Industries, Inc. (a)	20,565	1,267,010
		4,627,542
Media - 7.6%
Clear Channel Communications, Inc. (a)	99,357	4,318,045
Radio One, Inc.:
Class A (a)	49,670	874,192
Class D (non-vtg.) (a)	173,370	2,983,698
Viacom, Inc. Class B (non-vtg.) (a)	5,000	235,050
		8,410,985
Multiline Retail - 2.9%
BJ's Wholesale Club, Inc. (a)	3,900	74,919
Kohl's Corp. (a)	29,300	2,007,050
Wal-Mart Stores, Inc.	19,870	1,076,159
		3,158,128
Specialty Retail - 3.0%
Best Buy Co., Inc. (a)	7,750	214,520
Christopher & Banks Corp. (a)	33,300	907,425
Home Depot, Inc.	19,900	525,758
Lowe's Companies, Inc.	12,700	527,050
Office Depot, Inc. (a)	41,400	733,194
Too, Inc. (a)	6,600	193,710
Wet Seal, Inc. Class A (a)	18,100	208,874
		3,310,531
Textiles Apparel & Luxury Goods - 0.3%
Brown Shoe Co., Inc.	5,900	142,190
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Coach, Inc. (a)	3,180	$ 108,184
Jones Apparel Group, Inc. (a)	2,300	84,640
		335,014
TOTAL CONSUMER DISCRETIONARY		20,586,265
CONSUMER STAPLES - 3.1%
Beverages - 0.6%
The Coca-Cola Co.	15,400	702,856
Food Products - 0.3%
Dean Foods Co. (a)	6,200	230,330
Kraft Foods, Inc. Class A	3,700	138,972
		369,302
Household Products - 0.2%
Colgate-Palmolive Co.	4,000	205,560
Personal Products - 0.4%
Avon Products, Inc.	7,270	373,315
Tobacco - 1.6%
Philip Morris Companies, Inc.	45,530	1,717,392
TOTAL CONSUMER STAPLES		3,368,425
ENERGY - 2.8%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	2,950	96,583
BJ Services Co. (a)	9,800	327,810
ENSCO International, Inc.	12,400	346,952
GlobalSantaFe Corp.	13,200	338,184
Noble Corp. (a)	4,100	139,195
Pride International, Inc. (a)	15,700	219,486
Rowan Companies, Inc.	16,000	340,800
Smith International, Inc. (a)	13,800	469,200
Weatherford International Ltd. (a)	13,670	551,448
		2,829,658
Oil & Gas - 0.2%
ConocoPhillips	5,986	286,191
TOTAL ENERGY		3,115,849
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 14.6%
Banks - 4.8%
Bank of America Corp.	15,000	$ 1,051,200
Bank One Corp.	75,300	2,973,597
M&T Bank Corp.	10,100	814,868
Wachovia Corp.	12,958	455,474
		5,295,139
Diversified Financials - 5.7%
Citigroup, Inc.	58,086	2,258,384
Fannie Mae	20,650	1,301,983
Freddie Mac	17,850	1,028,874
MBNA Corp.	31,500	672,210
Merrill Lynch & Co., Inc.	11,000	478,500
Morgan Stanley	11,000	497,640
		6,237,591
Insurance - 4.1%
ACE Ltd.	5,500	187,550
AFLAC, Inc.	38,060	1,174,151
American International Group, Inc.	45,067	2,936,115
Travelers Property Casualty Corp. Class A	5,601	89,336
XL Capital Ltd. Class A	2,300	190,302
		4,577,454
TOTAL FINANCIALS		16,110,184
HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	8,500	271,915
Boston Scientific Corp. (a)	9,700	407,400
Medtronic, Inc.	1,800	84,150
St. Jude Medical, Inc. (a)	15,900	553,638
Zimmer Holdings, Inc. (a)	3,600	135,504
		1,452,607
Health Care Providers & Services - 3.4%
AdvancePCS Class A (a)	7,000	172,830
Anthem, Inc. (a)	6,737	399,167
Cardinal Health, Inc.	1,620	99,695
HCA, Inc.	4,800	192,864
HealthSouth Corp. (a)	214,020	871,061
UnitedHealth Group, Inc.	24,700	2,011,815
		3,747,432
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 7.9%
Abbott Laboratories	14,800	$ 647,944
Allergan, Inc.	1,800	105,822
Forest Laboratories, Inc. (a)	3,100	332,723
Johnson & Johnson	43,800	2,497,476
Merck & Co., Inc.	30,100	1,788,241
Pfizer, Inc.	59,992	1,892,148
Pharmacia Corp.	15,600	659,880
Wyeth	17,800	684,054
		8,608,288
TOTAL HEALTH CARE		13,808,327
INDUSTRIALS - 10.0%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	7,900	412,380
Building Products - 0.6%
American Standard Companies, Inc. (a)	5,900	439,432
Masco Corp.	10,200	205,734
		645,166
Commercial Services & Supplies - 5.0%
Cintas Corp.	1,600	80,752
eSpeed, Inc. Class A (a)	5,000	75,250
First Data Corp.	67,800	2,348,592
Manpower, Inc.	35,400	1,319,358
Paychex, Inc.	39,770	1,161,284
Robert Half International, Inc. (a)	10,700	210,255
Weight Watchers International, Inc.	5,800	262,450
		5,457,941
Industrial Conglomerates - 3.0%
General Electric Co.	87,670	2,375,857
Tyco International Ltd.	55,382	988,015
		3,363,872
Machinery - 0.1%
Donaldson Co., Inc.	2,300	86,066
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.9%
Canadian National Railway Co.	14,850	$ 610,231
CSX Corp.	13,700	378,805
		989,036
TOTAL INDUSTRIALS		10,954,461
INFORMATION TECHNOLOGY - 5.4%
Computers & Peripherals - 1.2%
Dell Computer Corp. (a)	46,900	1,339,933
IT Consulting & Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	14,400	720,000
Semiconductor Equipment & Products - 1.0%
Intel Corp.	41,680	870,278
Intersil Corp. Class A (a)	3,400	58,786
Semtech Corp. (a)	8,553	128,979
		1,058,043
Software - 2.5%
Microsoft Corp. (a)	48,280	2,791,550
TOTAL INFORMATION TECHNOLOGY		5,909,526
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcan, Inc.	31,400	999,501
Nucor Corp.	3,800	190,912
		1,190,413
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
BellSouth Corp.	45,400	1,262,120
Verizon Communications, Inc.	27,300	1,143,324
		2,405,444
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. (a)	13,600	53,856
TOTAL TELECOMMUNICATION SERVICES		2,459,300
TOTAL COMMON STOCKS (Cost $75,929,967)		77,502,750
Corporate Bonds - 18.2%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.3%
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. 5.25% 1/15/10	$ 405,000	$ 298,161
Nonconvertible Bonds - 17.9%
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.2%
Dana Corp.:
6.25% 3/1/04	45,000	44,325
6.5% 3/1/09	30,000	25,950
Delco Remy International, Inc. 11% 5/1/09	30,000	15,300
Dura Operating Corp. 8.625% 4/15/12	35,000	36,050
Intermet Corp. 9.75% 6/15/09	85,000	76,075
Lear Corp. 8.11% 5/15/09	50,000	52,500
		250,200
Hotels, Restaurants & Leisure - 2.2%
Alliance Gaming Corp. 10% 8/1/07	70,000	72,800
Bally Total Fitness Holding Corp. 9.875% 10/15/07	178,000	162,870
Boyd Gaming Corp. 9.25% 10/1/03	25,000	26,000
Buffets, Inc. 11.25% 7/15/10 (d)	10,000	9,000
Chumash Casino & Resort Enterprise 9% 7/15/10 (d)	70,000	74,200
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	80,000	79,600
6.75% 7/15/03	40,000	40,200
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	50,000	53,250
Domino's, Inc. 10.375% 1/15/09	70,000	76,300
Extended Stay America, Inc. 9.875% 6/15/11	35,000	35,000
Friendly Ice Cream Corp. 10.5% 12/1/07	85,000	82,450
Harrah's Operating Co., Inc. 7.875% 12/15/05	50,000	53,000
Herbst Gaming, Inc. 10.75% 9/1/08	50,000	52,250
Hilton Hotels Corp. 7.625% 5/15/08	40,000	40,800
HMH Properties, Inc. 7.875% 8/1/05	185,000	185,000
Hollywood Park, Inc. 9.25% 2/15/07	65,000	55,413
ITT Corp.:
6.75% 11/15/05	60,000	58,950
7.375% 11/15/15	70,000	64,225
Mandalay Resort Group 10.25% 8/1/07	65,000	70,525
MGM Mirage, Inc. 8.375% 2/1/11	10,000	10,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mirage Resorts, Inc. 7.25% 10/15/06	$ 50,000	$ 51,334
Mohegan Tribal Gaming Authority:
8% 4/1/12	50,000	52,500
8.125% 1/1/06	100,000	104,500
8.375% 7/1/11	20,000	20,900
Park Place Entertainment Corp.:
7.875% 12/15/05	135,000	137,025
7.875% 3/15/10	40,000	40,600
9.375% 2/15/07	30,000	31,913
Penn National Gaming, Inc. 8.875% 3/15/10	55,000	56,375
Premier Parks, Inc. 0% 4/1/08 (c)	80,000	75,600
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	100,000	88,500
Royal Caribbean Cruises Ltd.:
8.25% 4/1/05	10,000	9,650
yankee 7.25% 8/15/06	10,000	9,250
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07 (d)	30,000	29,475
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	100,000	102,250
yankee 8.625% 12/15/07	10,000	10,300
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	50,000	53,250
8.875% 4/15/11	110,000	119,900
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10 (d)	115,000	120,175
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	40,000	40,200
		2,456,130
Household Durables - 0.7%
Beazer Homes USA, Inc. 8.375% 4/15/12	45,000	47,025
Champion Home Builders Co. 11.25% 4/15/07	45,000	34,200
D.R. Horton, Inc.:
8% 2/1/09	65,000	65,975
8.5% 4/15/12	20,000	20,400
Juno Lighting, Inc. 11.875% 7/1/09	60,000	60,900
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	120,000	114,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Kaufman & Broad Home Corp. 7.75% 10/15/04	$ 40,000	$ 41,100
KB Home 8.625% 12/15/08	40,000	41,800
Kinetic Concepts, Inc. 9.625% 11/1/07	120,000	124,200
Ryland Group, Inc.:
8% 8/15/06	10,000	10,300
8.25% 4/1/08	20,000	20,400
9.125% 6/15/11	15,000	16,125
9.75% 9/1/10	70,000	77,000
Standard Pacific Corp. 9.25% 4/15/12	30,000	28,800
WCI Communities, Inc. 10.625% 2/15/11	45,000	43,650
		745,875
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (c)	85,000	83,300
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 5.6% 11/1/05	20,000	19,600
The Hockey Co. 11.25% 4/15/09	70,000	70,700
		90,300
Media - 1.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	45,000	44,100
9.875% 2/1/12	100,000	98,000
American Media Operations, Inc. 10.25% 5/1/09	100,000	103,000
British Sky Broadcasting Group PLC (BSkyB) yankee:
6.875% 2/23/09	10,000	10,250
7.3% 10/15/06	35,000	36,225
Cinemark USA, Inc. 9.625% 8/1/08	125,000	122,500
Comcast Cable Communications, Inc.:
6.375% 1/30/06	30,000	30,393
6.75% 1/30/11	15,000	14,827
6.875% 6/15/09	60,000	60,559
8.125% 5/1/04	15,000	15,375
Continental Cablevision, Inc.:
8.3% 5/15/06	40,000	41,200
8.875% 9/15/05	30,000	30,750
Corus Entertainment, Inc. 8.75% 3/1/12	40,000	42,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (d)	$ 55,000	$ 58,163
EchoStar DBS Corp.:
9.125% 1/15/09	50,000	51,000
9.25% 2/1/06	185,000	190,550
9.375% 2/1/09	40,000	41,600
10.375% 10/1/07	105,000	110,250
Granite Broadcasting Corp.:
8.875% 5/15/08	15,000	12,000
10.375% 5/15/05	15,000	12,300
Insight Communications, Inc. 0% 2/15/11 (c)	170,000	79,900
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	75,000	74,625
LBI Media, Inc. 10.125% 7/15/12 (d)	60,000	62,850
Lenfest Communications, Inc.:
7.625% 2/15/08	35,000	34,650
8.25% 2/15/08	15,000	15,075
8.375% 11/1/05	20,000	20,305
10.5% 6/15/06	75,000	77,250
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	50,000	50,250
PanAmSat Corp.:
6% 1/15/03	20,000	20,000
6.125% 1/15/05	60,000	58,650
8.75% 2/1/12 (d)	10,000	9,700
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (c)	110,000	29,700
12.375% 8/1/06	20,000	8,600
Radio One, Inc. 8.875% 7/1/11	65,000	69,875
Regal Cinemas Corp. 9.375% 2/1/12	70,000	74,200
Satelites Mexicanos SA de CV 6.29% 6/30/04 (d)(g)	66,000	46,860
Sinclair Broadcast Group, Inc.:
8% 3/15/12 (d)	30,000	31,050
8.75% 12/15/07	50,000	52,500
Spanish Broadcasting System, Inc. 9.625% 11/1/09	60,000	62,100
TV Azteca SA de CV yankee 10.5% 2/15/07	60,000	51,300
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Yell Finance BV:
0% 8/1/11 (c)	$ 60,000	$ 42,300
10.75% 8/1/11	40,000	43,600
		2,140,382
Multiline Retail - 0.1%
Dillard's, Inc.:
6.125% 11/1/03	15,000	14,888
6.39% 8/1/03	140,000	137,900
		152,788
Specialty Retail - 0.6%
Asbury Automotive Group, Inc. 9% 6/15/12	45,000	40,950
AutoNation, Inc. 9% 8/1/08	40,000	42,000
Gap, Inc.:
5.625% 5/1/03	110,000	110,000
9.9% 12/15/05	75,000	79,125
10.55% 12/15/08	15,000	16,275
Hollywood Entertainment Corp. 10.625% 8/15/04	115,000	116,150
J. Crew Group, Inc. 13.125% 10/15/08	120,000	58,800
Michaels Stores, Inc. 9.25% 7/1/09	20,000	21,100
PETCO Animal Supplies, Inc. 10.75% 11/1/11	20,000	22,300
United Auto Group, Inc. 9.625% 3/15/12 (d)	65,000	65,000
United Rentals, Inc. 9.25% 1/15/09	40,000	35,600
		607,300
Textiles Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
7% 11/1/06	75,000	65,250
11.625% 1/15/08	50,000	49,250
12.25% 12/15/12 (d)	110,000	108,350
Russell Corp. 9.25% 5/1/10	50,000	52,500
The William Carter Co. 10.875% 8/15/11	50,000	54,500
		329,850
TOTAL CONSUMER DISCRETIONARY		6,856,125
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	$ 20,000	$ 21,400
Constellation Brands, Inc. 8.125% 1/15/12	120,000	127,200
		148,600
Food & Drug Retailing - 0.3%
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	130,000	93,600
9.125% 12/15/11	10,000	7,200
Rite Aid Corp.:
6% 12/15/05 (d)	30,000	20,400
6.125% 12/15/08 (d)	35,000	19,950
6.875% 8/15/13	110,000	57,200
7.125% 1/15/07	80,000	52,000
7.625% 4/15/05	15,000	11,250
11.25% 7/1/08	25,000	18,000
		279,600
Food Products - 0.5%
Corn Products International, Inc. 8.25% 7/15/07	60,000	60,900
Dean Foods Co.:
6.75% 6/15/05	70,000	70,350
6.9% 10/15/17	80,000	72,000
8.15% 8/1/07	40,000	42,000
Del Monte Corp. 9.25% 5/15/11	140,000	142,100
Dole Food Co., Inc.:
6.375% 10/1/05	20,000	19,500
7.25% 5/1/09	95,000	90,250
		497,100
Household Products - 0.0%
Fort James Corp.:
6.625% 9/15/04	35,000	33,950
6.875% 9/15/07	20,000	18,800
		52,750
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	70,000	75,172
TOTAL CONSUMER STAPLES		1,053,222
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	$ 80,000	$ 82,000
Grant Prideco, Inc.:
9% 12/15/09 (d)(e)	20,000	20,550
9.625% 12/1/07	60,000	63,000
Key Energy Services, Inc.:
8.375% 3/1/08	80,000	83,600
14% 1/15/09	37,000	41,810
		290,960
Oil & Gas - 0.6%
Chesapeake Energy Corp.:
8.125% 4/1/11	5,000	5,250
8.375% 11/1/08	55,000	57,750
9% 8/15/12	35,000	37,450
Clark Refining & Marketing, Inc.:
8.625% 8/15/08	15,000	13,725
8.875% 11/15/07	35,000	28,700
Encore Acquisition Co. 8.375% 6/15/12 (d)	20,000	20,600
Nuevo Energy Co.:
9.375% 10/1/10	20,000	20,150
9.5% 6/1/08	105,000	107,100
Plains Exploration & Production Co. LP 8.75% 7/1/12 (d)	60,000	62,400
Pogo Producing Co. 8.25% 4/15/11	85,000	89,250
Teekay Shipping Corp. 8.875% 7/15/11	140,000	144,200
Western Oil Sands, Inc. 8.375% 5/1/12	55,000	55,550
		642,125
TOTAL ENERGY		933,085
FINANCIALS - 2.0%
Banks - 0.3%
Bank of New York Co., Inc. 4.25% 9/4/12 (g)	10,000	10,034
Sovereign Bancorp, Inc.:
8.625% 3/15/04	80,000	82,400
10.5% 11/15/06	60,000	66,900
Western Financial Bank 9.625% 5/15/12	95,000	92,150
		251,484
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - 1.4%
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	$ 40,000	$ 30,000
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	90,000	93,600
Capital One Financial Corp.:
7.25% 12/1/03	30,000	29,100
7.25% 5/1/06	60,000	56,586
8.75% 2/1/07	35,000	32,550
Citigroup, Inc.:
5.625% 8/27/12	20,000	20,442
7.25% 10/1/10	35,000	39,263
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	20,000	17,000
Continental Airlines, Inc. pass thru trust certificates 6.9% 1/2/17	28,576	18,575
Dana Credit Corp. 7.25% 12/6/02 (d)	50,000	49,375
Delta Air Lines, Inc. pass thru trust certificates 7.711% 9/18/11	15,000	12,600
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	75,000	68,250
10.625% 12/1/12 (d)	30,000	30,375
IOS Capital, Inc. 9.75% 6/15/04	170,000	172,550
John Q. Hammons Hotels LP/John Q. Hammons Hotels Corp. III 8.875% 5/15/12	35,000	35,175
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (d)	10,000	10,000
Millennium America, Inc.:
9.25% 6/15/08	10,000	10,400
9.25% 6/15/08 (d)	60,000	62,400
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	25,232	16,401
Qwest Capital Funding, Inc.:
5.875% 8/3/04	110,000	92,950
7% 8/3/09	65,000	39,975
7.25% 2/15/11	100,000	61,500
7.75% 8/15/06	100,000	69,500
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (d)	40,000	41,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
R. H. Donnelley Finance Corp. I: - continued
10.875% 12/15/12 (d)	$ 50,000	$ 52,750
SESI LLC 8.875% 5/15/11	130,000	132,600
Sprint Capital Corp. 6% 1/15/07	15,000	13,523
Stone Container Finance Co. yankee 11.5% 8/15/06 (d)	40,000	43,000
U.S. West Capital Funding, Inc. 6.875% 7/15/28	60,000	30,600
Xerox Capital (Europe) PLC 5.875% 5/15/04	125,000	119,375
Xerox Credit Corp. 6.1% 12/16/03	65,000	62,725
		1,564,940
Real Estate - 0.3%
Corrections Corp. of America 9.875% 5/1/09 (d)	20,000	21,250
iStar Financial, Inc. 8.75% 8/15/08	45,000	47,250
LNR Property Corp. 9.375% 3/15/08	65,000	63,375
Meditrust Corp. 7.82% 9/10/26	90,000	89,100
MeriStar Hospitality Corp. 9% 1/15/08	40,000	36,800
Senior Housing Properties Trust 8.625% 1/15/12	80,000	80,400
		338,175
TOTAL FINANCIALS		2,154,599
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.2%
Fisher Scientific International, Inc.:
8.125% 5/1/12	45,000	46,350
9% 2/1/08	150,000	155,813
		202,163
Health Care Providers & Services - 0.6%
Alderwoods Group, Inc.:
11% 1/2/07	28,300	28,088
12.25% 1/2/09	45,000	40,500
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	40,000	40,440
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	30,000	31,650
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
7.125% 6/1/06	$ 25,000	$ 25,750
7.875% 2/1/11	10,000	10,500
Owen & Minor, Inc. 8.5% 7/15/11	60,000	63,600
PacifiCare Health Systems, Inc. 10.75% 6/1/09	95,000	100,700
Tenet Healthcare Corp.:
5% 7/1/07	30,000	26,700
5.375% 11/15/06	75,000	67,500
6.375% 12/1/11	40,000	35,600
Triad Hospitals Holdings, Inc. 11% 5/15/09	10,000	11,150
Triad Hospitals, Inc. 8.75% 5/1/09	70,000	75,250
Vanguard Health Systems, Inc. 9.75% 8/1/11	90,000	88,200
		645,628
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10	130,000	130,000
Biovail Corp. yankee 7.875% 4/1/10	65,000	67,275
		197,275
TOTAL HEALTH CARE		1,045,066
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	50,000	54,000
BE Aerospace, Inc.:
8% 3/1/08	30,000	23,400
8.875% 5/1/11	5,000	3,900
Transdigm, Inc. 10.375% 12/1/08	30,000	30,975
		112,275
Airlines - 0.0%
Delta Air Lines, Inc. 6.65% 3/15/04	45,000	38,025
Northwest Airlines, Inc. 9.875% 3/15/07	15,000	8,250
		46,275
Building Products - 0.1%
Nortek, Inc.:
9.125% 9/1/07	65,000	65,488
9.25% 3/15/07	20,000	20,250
		85,738
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	$ 10,000	$ 10,050
7.625% 1/1/06	65,000	65,000
7.875% 1/1/09	25,000	24,875
9.25% 9/1/12 (d)	55,000	56,925
10% 8/1/09	50,000	50,500
Browning-Ferris Industries, Inc. 6.375% 1/15/08	30,000	26,550
Iron Mountain, Inc. 8.75% 9/30/09	70,000	72,975
JohnsonDiversey, Inc. 9.625% 5/15/12 (d)	20,000	20,800
National Waterworks, Inc. 10.5% 12/1/12 (d)	30,000	31,350
		359,025
Industrial Conglomerates - 0.5%
Tyco International Group SA:
6.125% 11/1/08	10,000	9,050
6.875% 1/15/29	20,000	16,800
yankee:
5.8% 8/1/06	200,000	186,000
5.875% 11/1/04	85,000	80,750
6.25% 6/15/13	85,000	83,725
6.375% 6/15/05	40,000	38,000
6.375% 2/15/06	60,000	57,000
6.375% 10/15/11	40,000	35,800
6.75% 2/15/11	20,000	18,100
		525,225
Machinery - 0.5%
AGCO Corp.:
8.5% 3/15/06	20,000	20,200
9.5% 5/1/08	50,000	53,750
Cummins, Inc. 9.5% 12/1/10 (d)	30,000	31,500
Dresser, Inc. 9.375% 4/15/11	85,000	82,025
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	85,000	87,125
Navistar International Corp. 9.375% 6/1/06	50,000	48,500
NMHG Holding Co. 10% 5/15/09	40,000	40,800
Terex Corp. 8.875% 4/1/08	60,000	55,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
TriMas Corp.:
9.875% 6/15/12 (d)	$ 50,000	$ 51,500
9.875% 6/15/12 (d)(e)	50,000	51,500
		522,700
Road & Rail - 0.0%
TFM SA de CV 12.5% 6/15/12 (d)	40,000	39,900
TOTAL INDUSTRIALS		1,691,138
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Avaya, Inc. 11.125% 4/1/09	125,000	111,250
L-3 Communications Corp. 8% 8/1/08	60,000	63,000
Motorola, Inc. 6.75% 2/1/06	75,000	76,500
		250,750
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings 8% 5/15/09 (d)	65,000	67,275
Electronic Equipment & Instruments - 0.4%
Flextronics International Ltd. yankee:
8.75% 10/15/07	145,000	150,075
9.875% 7/1/10	50,000	54,500
Ingram Micro, Inc. 9.875% 8/15/08	90,000	95,400
Millipore Corp. 7.5% 4/1/07	15,000	14,100
Solectron Corp. 7.375% 3/1/06	75,000	71,250
		385,325
IT Consulting & Services - 0.0%
Anteon Corp. 12% 5/15/09	15,000	16,350
Unisys Corp.:
7.875% 4/1/08	15,000	15,413
8.125% 6/1/06	15,000	15,713
		47,476
Office Electronics - 0.2%
Xerox Corp.:
5.25% 12/15/03	40,000	38,600
5.5% 11/15/03	95,000	92,388
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
7.15% 8/1/04	$ 65,000	$ 62,725
9.75% 1/15/09 (d)	60,000	57,750
		251,463
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	85,000	90,950
10.5% 2/1/09	40,000	43,800
		134,750
TOTAL INFORMATION TECHNOLOGY		1,137,039
MATERIALS - 2.0%
Chemicals - 0.6%
Berry Plastics Corp. 10.75% 7/15/12	95,000	101,650
FMC Corp. 10.25% 11/1/09 (d)	65,000	69,225
Georgia Gulf Corp. 10.375% 11/1/07	45,000	48,600
Huntsman International LLC 9.875% 3/1/09	55,000	57,200
IMC Global, Inc.:
6.55% 1/15/05	45,000	43,200
7.3% 1/15/28	50,000	38,250
7.375% 8/1/18	15,000	11,175
7.625% 11/1/05	30,000	28,425
10.875% 6/1/08	15,000	16,650
International Specialty Holdings, Inc. 10.625% 12/15/09	40,000	35,600
Lyondell Chemical Co.:
9.625% 5/1/07	50,000	50,500
9.875% 5/1/07	15,000	15,150
Methanex Corp. yankee 7.75% 8/15/05	100,000	101,000
		616,625
Containers & Packaging - 0.6%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	55,000	35,750
BWAY Corp. 10% 10/15/10 (d)	30,000	30,900
Graphic Packaging Corp. 8.625% 2/15/12	20,000	21,100
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (d)	55,000	57,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12 (d)	$ 85,000	$ 87,338
8.875% 2/15/09	45,000	46,800
Owens-Illinois, Inc.:
7.15% 5/15/05	155,000	149,575
7.35% 5/15/08	10,000	9,300
7.5% 5/15/10	20,000	18,200
7.8% 5/15/18	130,000	107,900
7.85% 5/15/04	20,000	19,450
8.1% 5/15/07	20,000	19,000
Riverwood International Corp. 10.625% 8/1/07	60,000	62,700
Silgan Holdings, Inc. 9% 6/1/09	35,000	36,400
		701,613
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 7.5% 11/15/06	115,000	102,925
Luscar Coal Ltd. 9.75% 10/15/11	30,000	32,250
P&L Coal Holdings Corp. 9.625% 5/15/08	175,000	184,625
Phelps Dodge Corp.:
8.75% 6/1/11	65,000	66,950
9.5% 6/1/31	25,000	25,000
Steel Dynamics, Inc. 9.5% 3/15/09	40,000	42,400
		454,150
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.:
7.5% 5/15/06	95,000	89,300
8.125% 5/15/11	85,000	77,350
8.875% 5/15/31	85,000	73,100
9.625% 3/15/22	20,000	16,400
Louisiana-Pacific Corp.:
8.5% 8/15/05	30,000	30,600
10.875% 11/15/08	20,000	21,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp.:
8.375% 7/1/12	$ 80,000	$ 83,200
9.75% 2/1/11	55,000	59,950
		451,300
TOTAL MATERIALS		2,223,688
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.5%
American Cellular Corp. 9.5% 10/15/09	30,000	5,400
AT&T Broadband Corp. 8.375% 3/15/13	22,000	23,593
AT&T Corp. 6% 3/15/09	2,000	1,900
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	145,000	43,500
Cincinnati Bell Telephone Co. 6.3% 12/1/28	25,000	16,500
Qwest Corp. 8.875% 3/15/12 (d)	175,000	168,875
Tritel PCS, Inc. 10.375% 1/15/11	46,000	48,300
Triton PCS, Inc.:
8.75% 11/15/11	45,000	37,800
9.375% 2/1/11	55,000	47,575
U.S. West Communications:
5.65% 11/1/04	25,000	23,000
6.875% 9/15/33	65,000	51,350
7.2% 11/1/04	95,000	90,725
		558,518
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	10,000	7,700
AT&T Wireless Services, Inc.:
7.875% 3/1/11	45,000	43,200
8.125% 5/1/12	95,000	91,200
8.75% 3/1/31	10,000	9,250
Crown Castle International Corp.:
9.375% 8/1/11	60,000	49,200
10.75% 8/1/11	45,000	40,500
Dobson Communications Corp. 10.875% 7/1/10	90,000	79,200
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
0% 2/15/08 (c)	$ 20,000	$ 18,200
9.375% 11/15/09	15,000	13,875
9.5% 2/1/11	45,000	41,400
9.75% 10/31/07	20,000	18,800
Nextel Partners, Inc. 0% 2/1/09 (c)	96,000	68,160
Rogers Wireless, Inc. 9.625% 5/1/11	110,000	103,400
VoiceStream Wireless Corp. 0% 11/15/09 (c)	65,000	54,275
		638,360
TOTAL TELECOMMUNICATION SERVICES		1,196,878
UTILITIES - 1.3%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.5% 4/15/12 (d)	20,000	10,200
CMS Energy Corp.:
6.75% 1/15/04	25,000	23,125
7.5% 1/15/09	30,000	25,800
7.625% 11/15/04	15,000	13,875
8.9% 7/15/08	15,000	13,350
9.875% 10/15/07	25,000	23,000
Nevada Power Co. 10.875% 10/15/09 (d)	55,000	55,825
Oncor Electric Delivery Co. 7% 9/1/22 (d)	80,000	75,119
Pacific Gas & Electric Co.:
6.25% 8/1/03	65,000	64,025
6.25% 3/1/04	90,000	87,750
9.625% 11/1/05 (d)	60,000	58,500
Southern California Edison Co.:
6.25% 6/15/03	10,000	9,875
8.95% 11/3/03	100,000	99,000
TECO Energy, Inc. 10.5% 12/1/07 (d)	50,000	49,500
TXU Corp. 6.375% 6/15/06	80,000	74,400
		683,344
Gas Utilities - 0.3%
CMS Panhandle Holding Co. 6.125% 3/15/04	65,000	64,188
Sempra Energy 7.95% 3/1/10	20,000	22,139
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Tennessee Gas Pipeline Co.:
7% 10/15/28	$ 30,000	$ 24,150
7.625% 4/1/37	35,000	29,050
Transcontinental Gas Pipe Line:
6.125% 1/15/05	35,000	32,550
6.25% 1/15/08	10,000	8,900
8.875% 7/15/12 (d)	80,000	79,200
		260,177
Multi-Utilities & Unregulated Power - 0.4%
Aquila, Inc. 11.875% 7/1/12 (d)	45,000	36,900
Utilicorp United, Inc.:
6.875% 10/1/04	35,000	26,950
7% 7/15/04	20,000	15,400
7.95% 2/1/11	35,000	22,400
Western Resources, Inc.:
7.875% 5/1/07	105,000	105,000
9.75% 5/1/07	115,000	103,500
Williams Companies, Inc.:
6.5% 8/1/06	95,000	64,600
7.125% 9/1/11	25,000	16,500
7.875% 9/1/21	45,000	27,675
8.125% 3/15/12 (d)	20,000	13,600
9.25% 3/15/04	55,000	43,450
		475,975
TOTAL UTILITIES		1,419,496
TOTAL NONCONVERTIBLE BONDS		19,710,336
TOTAL CORPORATE BONDS (Cost $19,685,723)		20,008,497
U.S. Government and Government Agency Obligations - 6.1%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
3% 6/15/04	1,000,000	1,014,289
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.25% 2/1/11	$ 100,000	$ 108,452
6.25% 7/19/11	100,000	104,841
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,227,582
U.S. Treasury Obligations - 5.0%
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.65% 12/5/02 to 1/9/03 (f)	350,000	349,650
U.S. Treasury Bonds:
5.25% 2/15/29	1,453,000	1,458,619
8.125% 8/15/19	776,000	1,042,386
11.75% 2/15/10	895,000	1,074,420
U.S. Treasury Notes:
4.375% 5/15/07	240,000	252,225
5.5% 1/31/03	1,258,000	1,266,600
TOTAL U.S. TREASURY OBLIGATIONS		5,443,900
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,529,519)		6,671,482
Asset-Backed Securities - 0.2%

Amortizing Residential Collateral Trust 2.17% 8/25/32 (g)	96,512	96,207
Household Private Label Credit Card Master Note Trust I 2.63% 9/15/09 (g)	120,000	120,000
TOTAL ASSET-BACKED SECURITIES (Cost $216,407)		216,207
Fixed-Income Funds - 0.1%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $99,953)	1,008	100,024
Money Market Funds - 5.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.47% (b) (Cost $6,191,066)	6,191,066	$ 6,191,066
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $108,652,635)		110,690,026
NET OTHER ASSETS - (0.7)%		(797,613)
NET ASSETS - 100%		$ 109,892,413
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
20 S&P 500 Index Contracts	Dec. 2002	$ 4,680,000	$ 220,908

The face value of futures purchased as a percentage of net assets - 4.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,270,555 or 2.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,650.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
Ratings
AAA, AA, A	0.4%
BBB	1.3%
BB	6.7%
B	8.4%
CCC, CC, C	1.6%
Not Rated	0.1%
U.S. Governments	6.1%
Equities	70.5%
Short-term and Net Other Assets	4.9%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Purchases and sales of securities, other than short-term securities, aggregated $129,800,485 and $127,877,814, respectively, of which long-term U.S. government and government agency obligations aggregated $19,721,510 and $21,431,636, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,801 for the period.
Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $27,179,000 of which $348,000, $394,000, $14,773,000 and $11,664,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (cost $108,652,635) - See accompanying schedule		$ 110,690,026
Cash		14,641
Receivable for investments sold		80,697
Receivable for fund shares sold		74,054
Dividends receivable		49,072
Interest receivable		554,855
Other receivables		490
Total assets		111,463,835

Liabilities
Payable for investments purchased
Regular delivery	$ 884,608
Delayed delivery	70,500
Payable for fund shares redeemed	457,542
Accrued management fee	52,574
Distribution fees payable	48,402
Payable for daily variation on futures contracts	10,240
Other payables and accrued expenses	47,556
Total liabilities		1,571,422

Net Assets		$ 109,892,413
Net Assets consist of:
Paid in capital		$ 137,306,306
Undistributed net investment income		408,580
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,080,824)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,258,351
Net Assets		$ 109,892,413

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,893,606 ÷ 3,407,974 shares)	$ 8.77

Maximum offering price per share (100/94.25 of $8.77)	$ 9.31
Class T: Net Asset Value and redemption price per share ($45,804,210 ÷ 5,237,042 shares)	$ 8.75

Maximum offering price per share (100/96.50 of $8.75)	$ 9.07
Class B: Net Asset Value and offering price per share ($19,261,394 ÷ 2,207,446 shares)A	$ 8.73

Class C: Net Asset Value and offering price per share ($9,574,037 ÷ 1,098,205 shares)A	$ 8.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,359,166 ÷ 610,540 shares)	$ 8.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 755,193
Interest		2,525,481
Security lending		2,914
Total income		3,283,588

Expenses
Management fee	$ 657,746
Transfer agent fees	339,700
Distribution fees	663,501
Accounting and security lending fees	63,475
Non-interested trustees' compensation	399
Custodian fees and expenses	25,476
Registration fees	65,364
Audit	30,363
Legal	700
Miscellaneous	11,871
Total expenses before reductions	1,858,595
Expense reductions	(41,648)	1,816,947
Net investment income (loss)		1,466,641
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,454,001)
Foreign currency transactions	438
Futures contracts	103,217
Total net realized gain (loss)		(11,350,346)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,704,760)
Assets and liabilities in foreign currencies	32
Futures contracts	29,496
Total change in net unrealized appreciation (depreciation)		(1,675,232)
Net gain (loss)		(13,025,578)
Net increase (decrease) in net assets resulting from operations		$ (11,558,937)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,466,641	$ 1,541,174
Net realized gain (loss)	(11,350,346)	(16,385,250)
Change in net unrealized appreciation (depreciation)	(1,675,232)	4,119,639
Net increase (decrease) in net assets resulting from operations	(11,558,937)	(10,724,437)
Distributions to shareholders from net investment income	(1,462,340)	(1,385,322)
Share transactions - net increase (decrease)	3,698,360	62,503,254
Total increase (decrease) in net assets	(9,322,917)	50,393,495

Net Assets
Beginning of period	119,215,330	68,821,835
End of period (including undistributed net investment income of $408,580 and undistributed net investment income of $418,077, respectively)	$ 109,892,413	$ 119,215,330

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 11.02	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.20	.19	.12
Net realized and unrealized gain (loss)	(1.05)	(1.20)	.08	.80
Total from investment operations	(.90)	(1.00)	.27	.92
Distributions from net investment income	(.16)	(.19)	(.17)	-
Net asset value, end of period	$ 8.77	$ 9.83	$ 11.02	$ 10.92
Total Return B,C,D	(9.28)%	(9.13)%	2.40%	9.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.29%	1.26%	1.51%	2.95% A
Expenses net of voluntary waivers, if any	1.29%	1.26%	1.51%	1.75% A
Expenses net of all reductions	1.25%	1.23%	1.49%	1.74% A
Net investment income (loss)	1.65%	1.97%	1.64%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,894	$ 14,487	$ 14,567	$ 1,819
Portfolio turnover rate	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 10.99	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.17	.16	.10
Net realized and unrealized gain (loss)	(1.05)	(1.19)	.08	.79
Total from investment operations	(.92)	(1.02)	.24	.89
Distributions from net investment income	(.12)	(.18)	(.14)	-
Net asset value, end of period	$ 8.75	$ 9.79	$ 10.99	$ 10.89
Total Return B,C,D	(9.50)%	(9.35)%	2.14%	8.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.56%	1.55%	1.78%	3.13% A
Expenses net of voluntary waivers, if any	1.56%	1.55%	1.78%	2.00% A
Expenses net of all reductions	1.53%	1.52%	1.76%	1.99% A
Net investment income (loss)	1.38%	1.69%	1.37%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,804	$ 71,346	$ 25,527	$ 10,819
Portfolio turnover rate	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 10.96	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.12	.10	.05
Net realized and unrealized gain (loss)	(1.05)	(1.19)	.09	.80
Total from investment operations	(.97)	(1.07)	.19	.85
Distributions from net investment income	(.08)	(.11)	(.08)	-
Net asset value, end of period	$ 8.73	$ 9.78	$ 10.96	$ 10.85
Total Return B,C,D	(10.00)%	(9.80)%	1.72%	8.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.10%	2.04%	2.27%	3.67% A
Expenses net of voluntary waivers, if any	2.10%	2.04%	2.27%	2.50% A
Expenses net of all reductions	2.06%	2.01%	2.26%	2.49% A
Net investment income (loss)	.84%	1.20%	.87%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,261	$ 21,599	$ 17,797	$ 8,603
Portfolio turnover rate	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 10.94	$ 10.85	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.12	.10	.05
Net realized and unrealized gain (loss)	(1.05)	(1.18)	.08	.80
Total from investment operations	(.97)	(1.06)	.18	.85
Distributions from net investment income	(.08)	(.11)	(.09)	-
Net asset value, end of period	$ 8.72	$ 9.77	$ 10.94	$ 10.85
Total Return B,C,D	(10.01)%	(9.73)%	1.62%	8.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.07%	2.02%	2.26%	3.68% A
Expenses net of voluntary waivers, if any	2.07%	2.02%	2.26%	2.50% A
Expenses net of all reductions	2.03%	1.99%	2.24%	2.49% A
Net investment income (loss)	.88%	1.22%	.88%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,574	$ 11,037	$ 9,737	$ 4,217
Portfolio turnover rate	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 11.04	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.24	.22	.14
Net realized and unrealized gain (loss)	(1.04)	(1.21)	.08	.81
Total from investment operations	(.88)	(.97)	.30	.95
Distributions from net investment income	(.19)	(.22)	(.21)	-
Net asset value, end of period	$ 8.78	$ 9.85	$ 11.04	$ 10.95
Total Return B,C	(9.07)%	(8.86)%	2.66%	9.50%
Ratios to Average Net Assets F
Expenses before expense reductions	1.11%	.95%	1.28%	2.70% A
Expenses net of voluntary waivers, if any	1.11%	.95%	1.28%	1.50% A
Expenses net of all reductions	1.07%	.92%	1.26%	1.49% A
Net investment income (loss)	1.84%	2.29%	1.87%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,359	$ 745	$ 1,193	$ 976
Portfolio turnover rate	120%	165%	193%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 8,370,276	|
Unrealized depreciation	(8,087,068)
Net unrealized appreciation (depreciation)	283,208
Undistributed ordinary income	288,314
Capital loss carryforward	(27,178,615)
Total Distributable earnings	$ (26,607,093)
Cost for federal income tax purposes	$ 110,406,818

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 1,462,340	|

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $24,198 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 47,952	$ 0	$ 2,406
Class T	.27%	.25%	304,910	231	8,884
Class B	.75%	.25%	206,943	155,208	-
Class C	.75%	.25%	103,696	22,403	-
			$ 663,501	$ 177,842	$ 11,290

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 38,214	$ 10,188
Class T	55,979	9,989
Class B*	72,506	72,506
Class C*	1,128	1,128
	$ 167,827	$ 93,811

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 49,672.27
Class T	171,599.29
Class B	70,480.34
Class C	31,800.31
Institutional Class	16,149.35
	$ 339,700

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $103,151 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction	Transfer Agent expense reduction

Fund Level	$ -	$ 29,360	$ 433	$ -
Class A	2,406	-	-	565
Class T	8,884	-	-	-
	$ 11,290	$ 29,360	$ 433	$ 565

8. Other Information.

At the end of the period, two unaffiliated shareholders were the owners of record of 26% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 286,281	$ 250,026
Class T	821,156	789,016
Class B	180,392	211,104
Class C	93,044	115,802
Institutional Class	81,467	19,374
Total	$ 1,462,340	$ 1,385,322

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	2,397,802	765,802	$ 20,719,417	$ 7,761,666
Reinvestment of distributions	29,971	24,333	281,079	247,185
Shares redeemed	(493,090)	(638,905)	(4,329,528)	(6,608,233)
Net increase (decrease)	1,934,683	151,230	$ 16,670,968	$ 1,400,618
Class T
Shares sold	1,700,009	6,439,647	$ 14,892,440	$ 67,382,958
Reinvestment of distributions	84,041	77,556	810,453	773,876
Shares redeemed	(3,833,418)	(1,553,480)	(33,772,832)	(15,475,308)
Net increase (decrease)	(2,049,368)	4,963,723	$ (18,069,939)	$ 52,681,526
Class B
Shares sold	609,734	923,416	$ 5,567,194	$ 9,537,193
Reinvestment of distributions	16,285	18,139	158,803	184,419
Shares redeemed	(627,755)	(356,838)	(5,501,721)	(3,564,499)
Net increase (decrease)	(1,736)	584,717	$ 224,276	$ 6,157,113
Class C
Shares sold	389,032	602,641	$ 3,544,462	$ 6,240,400
Reinvestment of distributions	8,234	9,736	80,247	99,141
Shares redeemed	(429,343)	(372,364)	(3,856,430)	(3,736,326)
Net increase (decrease)	(32,077)	240,013	$ (231,721)	$ 2,603,215
Institutional Class
Shares sold	681,032	48,833	$ 6,434,799	$ 528,963
Reinvestment of distributions	8,237	1,245	76,893	12,887
Shares redeemed	(154,427)	(82,526)	(1,406,916)	(881,068)
Net increase (decrease)	534,842	(32,448)	$ 5,104,776	$ (339,218)
Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Asset Allocation Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Asset Allocation Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Asset Allocation (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2001

Vice President of Advisor Asset Allocation. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Richard C. Habermann (62)

Year of Election or Appointment: 1998

Vice President of Advisor Asset Allocation. Mr. Habermann is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Asset Allocation. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Asset Allocation. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Asset Allocation. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Advisor Asset Allocation. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Asset Allocation. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Asset Allocation. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Asset Allocation. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 17.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 23%, 33%, 33% and 33% of the dividends distributed in December 2001, March 2002, June 2002 and September 2002, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AALI-ANN-0103 336041
1.733546.103

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Balanced Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A's 12b-1 fee may range over time between 0.25% and 0.35%, as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Balanced - CL A	-6.04%	6.77%	80.34%
Fidelity Adv Balanced - CL A (incl. 5.75% sales charge)	-11.45%	0.63%	69.97%
Fidelity Balanced 60/40 Composite	-7.07%	21.43%	145.20%
S&P 500 ®	-16.51%	4.94%	162.77%
LB Aggregate Bond	7.34%	42.36%	105.41%
Balanced Funds Average	-8.77%	12.10%	111.65%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index and the Lehman Brothers® Aggregate Bond Index. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL A	-6.04%	1.32%	6.07%
Fidelity Adv Balanced - CL A (incl. 5.75% sales charge)	-11.45%	0.13%	5.45%
Fidelity Balanced 60/40 Composite	-7.07%	3.96%	9.38%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Balanced Fund - Class A
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Class A on November 30, 1992, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index and the Fidelity Balanced 60/40 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Balanced Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL T	-6.27%	5.57%	78.88%
Fidelity Adv Balanced - CL T (incl. 3.50% sales charge)	-9.55%	1.88%	72.62%
Fidelity Balanced 60/40 Composite	-7.07%	21.43%	145.20%
S&P 500	-16.51%	4.94%	162.77%
LB Aggregate Bond	7.34%	42.36%	105.41%
Balanced Funds Average	-8.77%	12.10%	111.65%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL T	-6.27%	1.09%	5.99%
Fidelity Adv Balanced - CL T (incl. 3.50% sales charge)	-9.55%	0.37%	5.61%
Fidelity Balanced 60/40 Composite	-7.07%	3.96%	9.38%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Balanced Fund - Class T
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class T on November 30, 1992, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index and the Fidelity Balanced 60/40 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Balanced Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL B	-6.83%	2.66%	72.69%
Fidelity Adv Balanced - CL B (incl. contingent deferred sales charge)	-11.41%	1.19%	72.69%
Fidelity Balanced 60/40 Composite	-7.07%	21.43%	145.20%
S&P 500	-16.51%	4.94%	162.77%
LB Aggregate Bond	7.34%	42.36%	105.41%
Balanced Funds Average	-8.77%	12.10%	111.65%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL B	-6.83%	0.53%	5.62%
Fidelity Adv Balanced - CL B (incl. contingent deferred sales charge)	-11.41%	0.24%	5.62%
Fidelity Balanced 60/40 Composite	-7.07%	3.96%	9.38%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Balanced Fund - Class B
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index and the Fidelity Balanced 60/40 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Balanced Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between December 31, 1996 and November 3, 1997 are those of Class B shares and reflect a 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL C	-6.83%	2.52%	72.53%
Fidelity Adv Balanced - CL C (incl. contingent deferred sales charge)	-7.75%	2.52%	72.53%
Fidelity Balanced 60/40 Composite	-7.07%	21.43%	145.20%
S&P 500	-16.51%	4.94%	162.77%
LB Aggregate Bond	7.34%	42.36%	105.41%
Balanced Funds Average	-8.77%	12.10%	111.65%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - CL C	-6.83%	0.50%	5.61%
Fidelity Adv Balanced - CL C (incl. contingent deferred sales charge)	-7.75%	0.50%	5.61%
Fidelity Balanced 60/40 Composite	-7.07%	3.96%	9.38%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Balanced Fund - Class C
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class C on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index and the Fidelity Balanced 60/40 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Managers' Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. Corporate accounting scandals, concerns about the possibility of a double-dip recession, and fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. For the year overall, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - a proxy of blue-chip stock performance - slid 7.82%. Investment-grade bonds, on the other hand, registered strong gains during the past year despite a mild slump in some debt categories at the end of the period. The Lehman Brothers® Aggregate Bond Index, a measure of taxable bond performance, gained 7.34% for the past 12 months. U.S. agency bonds, Treasuries and other government bonds all advanced approximately 7.90%, according to their respective Lehman Brothers' indexes, while mortgage securities and corporate bonds finished with slightly lower but still solid gains.

(Portfolio Manager photograph)
An interview with Louis Salemy (right), Lead Portfolio Manager of Fidelity Advisor Balanced Fund, and Ford O'Neil (left), manager for fixed-income investments

Q. How did the fund perform, Louis?

L.S. For the year ending November 30, 2002, the fund's Class A, Class T, Class B and Class C shares fell 6.04%, 6.27%, 6.83% and 6.83%, respectively, while the Fidelity Balanced 60/40 Composite Index and the Lipper Inc. balanced funds average lost 7.07% and 8.77%, respectively.

Q. What drove fund returns?

L.S. Favoring stronger-performing fixed-income securities - including bonds and cash - rather than stocks was helpful in a weak market, though within equities we benefited by having scant exposure to the downturn in technology. I sharply reduced the fund's tech weighting after taking over the fund in February and never looked back. To me, the earnings expectations and valuations of tech firms were still too high, given a backdrop of weak capital spending and no major breakthrough technologies to drive another growth wave. Underweighting or not owning such prominent hardware names as Intel and Sun Microsystems gave us a boost versus the index, as did overweighting Microsoft, which benefited as one of the few large-cap tech companies whose earnings didn't disappoint. Also key was avoiding other groups plagued by overcapacity, such as utilities, as well as owning the right telecommunication services stocks - namely wireless provider Nextel.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. What else helped within equities?

L.S. It was tough finding many solid companies that were attractively priced and had good sustainable earnings growth. That said, I held more-concentrated positions in a mix of both cyclical and stable-growth stocks that I felt could help us do well in any economic environment. On the cyclical side, I avoided poor-performing traditional value names and instead used price declines to become more aggressive in such brokerage houses as Morgan Stanley and Merrill Lynch, which stood to benefit from an economic recovery. While we were early with these stocks, as capital markets activity remained anemic, they still held up relatively well due to improved profit margins and earnings power. The stable-growth part of the fund also contributed. We benefited in consumer discretionary by owning good growth stories in media and retailing, including Omnicom Group and Kohl's, respectively.

Q. And on the downside?

L.S. One part of my cyclical strategy that hurt us was the fund's bet on regional Bell operating company BellSouth, which suffered despite the solid management of its business during the economic downturn. We also owned some stocks and high-yield bonds of companies - including Tyco International and Adelphia Communications - that suffered from corporate scandals and credit-quality downgrades. Our holdings in biotechnology firm Amgen spoiled what we gained from underweighting the health care sector, while having too few regional banks dragged on the performance of our financial holdings. Finally, Home Depot was a big detractor on the retailing front.

Q. Turning to you, Ford, how did the fund's investment-grade holdings fare?

F.O. Bonds generally fared well amid a favorable interest rate environment, spurred by sluggish economic growth, lackluster corporate profitability and slumping stock prices. Against that backdrop, the subportfolio had solid absolute returns and beat its index, largely due to good sector and security selection. We focused on high-quality mortgage securities that were less vulnerable to prepayment activity, which sheltered us from two big refinancing waves, and whose higher yields helped offset the sharp rally in government bonds. We also did well in corporate bonds, which lagged the market. While our bias toward this sector hurt overall, solid credit analysis and diversification helped us sidestep several prominent issuers that were downgraded. We also benefited late in the period when corporates rallied strongly.

Q. What's your outlook, Louis?

L.S. I'm still cautious, as valuations in several industries are now less attractive following the recent run-up in the market. The ability of many companies - particularly within technology and health care - to grow their earnings going forward also remains a challenge. Paralysis in the capital markets has cast a pall over the entire economy, making it difficult for many firms to refinance and pay down debt, or even fund their businesses. We'll need to see some improvement here before the economy can begin growing again. Until then, I'll try to manage the fund for any environment through a balance of growth cyclicals and "Steady Eddies" that I feel can consistently increase their earnings power over time.

Annual Report

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: both income and growth of capital

Start date: January 6, 1987

Size: as of November 30, 2002, more than $1.6 billion

Manager: Louis Salemy, since 2002, and Ford O'Neil, since 2001; Louis Salemy joined Fidelity in 1992; Ford O'Neil joined Fidelity in 1990

3

Louis Salemy reviews his investment approach:

"I try to add value through bottom-up stock selection, focusing on companies with sustainable long-term growth rates. I do my homework to find solid companies driven by improving fundamentals and positive catalysts - such as new products, acquisitions or restructurings - whose prospects aren't fully appreciated by the market. I visit the companies I'm interested in, run earnings models on them and look closely at their balance sheets before I invest. I tend to run a concentrated portfolio, holding larger positions in names I consider my best investment ideas.

"Generally, I look for companies that generate excess cash flow and are not reliant on the capital markets to fund their growth. That means I favor companies that are self-funding, or those that don't have to borrow money externally to help them grow. I'm also drawn to companies I believe can generate unit growth in all types of economic environments, a factor that should lead to improved price-to-earnings (P/E) expansion over time. In addition, I like firms that generate predictable earnings, and I try to avoid those whose earnings are extremely cyclical. Finally, while I consider my horizon fairly long term, I know that even if a company's outlook is strong, its prospects can change daily or weekly."

Annual Report

Investment Changes

Top Five Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Morgan Stanley	3.4	2.5
Gillette Co.	3.2	2.5
Merrill Lynch & Co., Inc.	3.1	1.3
Omnicom Group, Inc.	3.1	1.7
BellSouth Corp.	2.7	1.9
	15.5
Top Five Bond Issuers as of November 30, 2002
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.0	10.9
Government National Mortgage Association	3.3	2.6
U.S. Treasury Obligations	2.6	3.4
Freddie Mac	0.9	0.7
Philip Morris Companies, Inc.	0.3	0.3
	19.1
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	16.4
Consumer Discretionary	15.4	12.7
Consumer Staples	8.0	9.0
Telecommunication Services	7.2	5.0
Industrials	5.7	5.6
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 53.1%		Stocks and Equity Futures 51.6%
	Bonds 39.4%		Bonds 37.6%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 10.4%
* Foreign investments	3.8%	** Foreign investments	3.9%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 52.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	655	$ 0
Media - 6.6%
AOL Time Warner, Inc. (a)	51	1
Comcast Corp. Class A (special) (a)	332,300	7,576
E.W. Scripps Co. Class A	198,100	15,705
EchoStar Communications Corp. Class A (a)	1,122,820	22,917
Omnicom Group, Inc.	758,750	51,633
Pegasus Communications Corp. Class A (a)	533,600	640
Walt Disney Co.	569,800	11,293
		109,765
Multiline Retail - 3.9%
Kohl's Corp. (a)	364,100	24,941
Wal-Mart Stores, Inc.	731,600	39,623
		64,564
Specialty Retail - 1.2%
Hollywood Entertainment Corp. (a)	562,000	10,560
Home Depot, Inc.	383,500	10,132
Stage Stores, Inc. (a)	770	21
		20,713
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	234,100	7,538
TOTAL CONSUMER DISCRETIONARY		202,580
CONSUMER STAPLES - 7.2%
Beverages - 0.6%
The Coca-Cola Co.	232,800	10,625
Food & Drug Retailing - 0.6%
Walgreen Co.	336,300	9,682
Food Products - 0.7%
Aurora Foods, Inc. (a)	140	0
McCormick & Co., Inc. (non-vtg.)	367,300	8,738
Unilever PLC sponsored ADR	64,800	2,301
		11,039
Household Products - 1.5%
Colgate-Palmolive Co.	248,100	12,750
Kimberly-Clark Corp.	241,600	12,157
		24,907
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 3.2%
Gillette Co.	1,751,900	$ 53,118
Tobacco - 0.6%
Philip Morris Companies, Inc.	258,320	9,744
TOTAL CONSUMER STAPLES		119,115
ENERGY - 1.7%
Oil & Gas - 1.7%
Exxon Mobil Corp.	813,268	28,302
FINANCIALS - 15.1%
Banks - 2.9%
Bank One Corp.	179,400	7,085
Wells Fargo & Co.	891,500	41,196
		48,281
Diversified Financials - 9.8%
Fannie Mae	264,500	16,677
Freddie Mac	573,700	33,068
Goldman Sachs Group, Inc.	66,800	5,269
Merrill Lynch & Co., Inc.	1,197,700	52,100
Morgan Stanley	1,243,900	56,274
		163,388
Insurance - 2.4%
Allstate Corp.	243,700	9,512
American International Group, Inc.	364,325	23,736
PartnerRe Ltd.	109,300	5,529
		38,777
TOTAL FINANCIALS		250,446
HEALTH CARE - 3.6%
Biotechnology - 1.0%
Amgen, Inc. (a)	355,400	16,775
Health Care Equipment & Supplies - 0.6%
Medtronic, Inc.	200,400	9,369
Health Care Providers & Services - 0.0%
Mariner Health Care, Inc. (a)	758	5
Mariner Health Care, Inc. warrants 5/1/04 (a)	715	4
		9
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Allergan, Inc.	129,600	$ 7,619
Bristol-Myers Squibb Co.	108,180	2,867
Pfizer, Inc.	716,450	22,597
		33,083
TOTAL HEALTH CARE		59,236
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	114,900	5,998
Northrop Grumman Corp.	83,500	8,092
United Technologies Corp.	58,300	3,642
		17,732
Airlines - 0.2%
Southwest Airlines Co.	182,800	3,034
Building Products - 0.4%
American Standard Companies, Inc. (a)	82,700	6,159
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	67,200	4,330
First Data Corp.	310,100	10,742
		15,072
Industrial Conglomerates - 2.0%
General Electric Co.	1,248,700	33,840
TOTAL INDUSTRIALS		75,837
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	940,500	14,032
Software - 2.7%
Microsoft Corp. (a)	779,100	45,048
TOTAL INFORMATION TECHNOLOGY		59,080
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	2,300	136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.4%
BellSouth Corp.	1,655,300	$ 46,017
McCaw International Ltd. warrants 4/16/07 (a)(f)	6,190	0
SBC Communications, Inc.	430,784	12,277
Verizon Communications, Inc.	385,900	16,161
		74,455
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. Class A (a)	704,650	9,689
TOTAL TELECOMMUNICATION SERVICES		84,144
TOTAL COMMON STOCKS (Cost $853,432)		878,876
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	1,548	2
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	1,000	1,002
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II $78.75	731	702
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,375	166
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	121	$ 113
Series E, $111.25 pay-in-kind	2,049	1,742
		1,855
TOTAL TELECOMMUNICATION SERVICES		2,021
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,725
TOTAL PREFERRED STOCKS (Cost $5,831)		3,727
Corporate Bonds - 17.5%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	$ 820	681
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09	1,660	1,666
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. yankee liquid yield option note 0% 8/1/20	3,885	1,797
Sanmina-SCI Corp. 0% 9/12/20	1,850	677
Solectron Corp. liquid yield option note:
0% 5/8/20	142	87
0% 11/20/20	800	388
		2,949
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10	$ 1,918	$ 1,412
6% 6/1/11	472	432
		1,844
TOTAL CONVERTIBLE BONDS		7,140
Nonconvertible Bonds - 17.1%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	190	182
ArvinMeritor, Inc. 8.75% 3/1/12	340	355
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	750	803
Dana Corp. 10.125% 3/15/10	600	621
Dura Operating Corp. 8.625% 4/15/12	245	252
Lear Corp. 7.96% 5/15/05	555	580
		2,793
Hotels, Restaurants & Leisure - 0.9%
Argosy Gaming Co. 9% 9/1/11	500	533
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	660	703
Domino's, Inc. 10.375% 1/15/09	540	589
Florida Panthers Holdings, Inc. 9.875% 4/15/09	1,205	1,241
Hilton Hotels Corp.:
7.625% 12/1/12	350	350
8.25% 2/15/11	455	471
HMH Properties, Inc.:
7.875% 8/1/05	175	175
7.875% 8/1/08	205	201
Horseshoe Gaming LLC 8.625% 5/15/09	2,044	2,177
International Game Technology 8.375% 5/15/09	400	446
KSL Recreation Group, Inc. 10.25% 5/1/07	730	730
MGM Mirage, Inc. 8.5% 9/15/10	385	424
Penn National Gaming, Inc. 8.875% 3/15/10	720	738
Station Casinos, Inc. 8.375% 2/15/08	1,815	1,919
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	$ 870	$ 890
yankee 8.625% 12/15/07	465	479
Tricon Global Restaurants, Inc. 8.875% 4/15/11	1,455	1,586
Wheeling Island Gaming, Inc. 10.125% 12/15/09	585	582
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	690	693
		14,927
Household Durables - 0.2%
Beazer Homes USA, Inc.:
8.625% 5/15/11	680	714
8.875% 4/1/08	90	94
Champion Home Builders Co. 11.25% 4/15/07	175	133
D.R. Horton, Inc. 7.875% 8/15/11	750	743
Pulte Homes, Inc. 7.875% 8/1/11	840	909
Ryland Group, Inc. 9.125% 6/15/11	380	409
Standard Pacific Corp. 9.25% 4/15/12	240	230
		3,232
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	565	571
Media - 1.9%
AMC Entertainment, Inc.:
9.5% 2/1/11	305	299
9.875% 2/1/12	420	412
American Media Operations, Inc. 10.25% 5/1/09	770	793
AOL Time Warner, Inc.:
5.625% 5/1/05	2,000	2,019
6.875% 5/1/12	875	891
7.7% 5/1/32	655	652
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,500	1,624
Chancellor Media Corp.:
8% 11/1/08	595	643
8.125% 12/15/07	320	333
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	$ 800	$ 228
8.625% 4/1/09	915	462
10% 4/1/09	240	121
10% 5/15/11	720	349
10.25% 1/15/10	700	354
10.75% 10/1/09	265	133
Cinemark USA, Inc. 9.625% 8/1/08	465	456
Clear Channel Communications, Inc. 7.65% 9/15/10	215	237
Continental Cablevision, Inc. 8.3% 5/15/06	1,040	1,071
Corus Entertainment, Inc. 8.75% 3/1/12	970	1,019
CSC Holdings, Inc.:
7.625% 4/1/11	1,528	1,406
7.625% 7/15/18	195	171
7.875% 2/15/18	75	68
EchoStar DBS Corp.:
9.125% 1/15/09	845	862
9.375% 2/1/09	1,225	1,274
10.375% 10/1/07	1,870	1,964
Entravision Communications Corp. 8.125% 3/15/09	840	880
International Cabletel, Inc. 11.5% 2/1/06 (c)	1,660	166
Lamar Media Corp. 8.625% 9/15/07	40	42
LBI Media, Inc. 10.125% 7/15/12 (f)	535	560
News America Holdings, Inc.:
7.375% 10/17/08	3,350	3,591
7.75% 12/1/45	1,000	930
9.25% 2/1/13	175	204
Nextmedia Operating, Inc. 10.75% 7/1/11	370	389
PanAmSat Corp.:
6.125% 1/15/05	270	264
6.375% 1/15/08	380	365
Pegasus Communications Corp.:
9.625% 10/15/05	390	176
9.75% 12/1/06	165	74
Penton Media, Inc. 11.875% 10/1/07	340	269
Quebecor Media, Inc. 11.125% 7/15/11	5	5
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Radio One, Inc. 8.875% 7/1/11	$ 2,375	$ 2,553
Regal Cinemas Corp. 9.375% 2/1/12	795	843
Satelites Mexicanos SA de CV 6.29% 6/30/04 (f)(h)	187	133
Telewest PLC yankee:
9.625% 10/1/06 (c)	917	165
11% 10/1/07 (c)	611	110
Yell Finance BV:
0% 8/1/11 (d)	400	282
10.75% 8/1/11	1,110	1,210
		31,052
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 12.25% 12/15/12 (f)(g)	690	680
TOTAL CONSUMER DISCRETIONARY		53,255
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	385	408
Food & Drug Retailing - 0.1%
Fred Meyer, Inc. 7.375% 3/1/05	1,445	1,557
Rite Aid Corp.:
6.125% 12/15/08 (f)	335	191
6.875% 8/15/13	145	75
		1,823
Food Products - 0.2%
Chiquita Brands International, Inc. 10.56% 3/15/09	725	743
Corn Products International, Inc. 8.25% 7/15/07	715	726
Dean Foods Co.:
6.625% 5/15/09	70	69
6.9% 10/15/17	545	491
8.15% 8/1/07	705	740
Del Monte Corp. 9.25% 5/15/11	210	213
Dole Food Co., Inc. 7.25% 5/1/09	360	342
Michael Foods, Inc. 11.75% 4/1/11	40	44
		3,368
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	$ 100	$ 94
Personal Products - 0.1%
Revlon Consumer Products Corp. 12% 12/1/05	995	945
Tobacco - 0.4%
Philip Morris Companies, Inc. 6.95% 6/1/06	5,000	5,382
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	800	818
		6,200
TOTAL CONSUMER STAPLES		12,838
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	435	446
Grant Prideco, Inc.:
9% 12/15/09 (f)(g)	100	103
9.625% 12/1/07	370	389
Key Energy Services, Inc. 8.375% 3/1/08	190	199
		1,137
Oil & Gas - 0.4%
Chesapeake Energy Corp.:
8.125% 4/1/11	495	520
8.5% 3/15/12	210	222
Cross Timbers Oil Co. 8.75% 11/1/09	705	737
Encore Acquisition Co. 8.375% 6/15/12 (f)	510	525
Forest Oil Corp. 8% 12/15/11	370	390
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	1,200	1,256
Plains All American Pipeline LP 7.75% 10/15/12 (f)	250	256
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	840	874
Teekay Shipping Corp. 8.875% 7/15/11	1,645	1,694
The Coastal Corp. 7.75% 10/15/35	350	224
Vintage Petroleum, Inc. 8.25% 5/1/12	805	829
		7,527
TOTAL ENERGY		8,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.8%
Banks - 0.9%
BankAmerica Corp. 5.875% 2/15/09	$ 2,500	$ 2,693
First Tennessee National Corp. 6.75% 11/15/05	720	777
FleetBoston Financial Corp. 7.25% 9/15/05	2,215	2,424
Korea Development Bank 7.375% 9/17/04	650	699
MBNA Corp.:
6.25% 1/17/07	770	783
6.34% 6/2/03	850	866
7.5% 3/15/12	1,125	1,178
PNC Funding Corp. 5.75% 8/1/06	1,150	1,200
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (h)	1,065	1,183
8.817% 3/31/49	810	903
Union Planters Corp. 6.75% 11/1/05	400	434
Washington Mutual, Inc. 5.625% 1/15/07	1,635	1,711
		14,851
Diversified Financials - 4.3%
AES Drax Holdings Ltd. 10.41% 12/31/20	805	362
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	1,700	1,794
Alliance Capital Management LP 5.625% 8/15/06	1,020	1,053
American Airlines, Inc. pass thru trust certificates:
7.8% 4/1/08	130	98
7.858% 4/1/13	1,250	1,217
American General Finance Corp. 5.875% 7/14/06	3,600	3,800
Amvescap PLC yankee 6.6% 5/15/05	725	775
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	770	801
Capital One Financial Corp. 7.125% 8/1/08	2,550	2,300
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	280	280
CIT Group, Inc.:
5.5% 2/15/04	620	630
7.125% 10/15/04	750	783
7.75% 4/2/12	795	856
Citigroup, Inc.:
5.625% 8/27/12	1,000	1,022
7.25% 10/1/10	900	1,010
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	$ 286	$ 186
6.9% 1/2/17	105	68
Countrywide Home Loans, Inc. 5.5% 8/1/06	1,300	1,350
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	1,300	1,359
6.5% 1/15/12	305	316
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	455	449
7.779% 11/18/05	50	40
7.92% 5/18/12	875	715
10.06% 1/2/16	130	104
Deutsche Telekom International Finance BV:
8.25% 6/15/05	1,500	1,605
8.75% 6/15/30	1,500	1,625
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	325	296
10.625% 12/1/12 (f)	140	142
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	370	390
First Union Capital II 7.95% 11/15/29	2,340	2,625
Ford Motor Credit Co.:
6.875% 2/1/06	1,300	1,284
7.375% 10/28/09	2,240	2,136
7.875% 6/15/10	1,500	1,490
General Electric Capital Corp. 6% 6/15/12	1,780	1,861
General Motors Acceptance Corp.:
6.125% 8/28/07	1,920	1,891
6.75% 1/15/06	680	691
7.5% 7/15/05	1,000	1,040
Goldman Sachs Group, Inc. 6.6% 1/15/12	1,845	1,998
Household Finance Corp.:
6.375% 10/15/11	1,080	1,060
6.5% 1/24/06	655	671
7% 5/15/12	170	174
8% 5/9/05	255	271
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	$ 2,905	$ 3,492
J.P. Morgan Chase & Co. 5.35% 3/1/07	1,500	1,549
Lehman Brothers Holdings, Inc.:
6.25% 5/15/06	500	535
6.625% 1/18/12	500	540
Merrill Lynch & Co., Inc. 6.15% 1/26/06	1,680	1,789
Morgan Stanley 6.6% 4/1/12	900	971
Newcourt Credit Group, Inc. 6.875% 2/16/05	1,175	1,213
NiSource Finance Corp.:
7.625% 11/15/05	2,000	2,069
7.875% 11/15/10	2,005	2,153
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	164	138
7.248% 7/2/14	229	114
7.575% 3/1/19	128	123
7.691% 4/1/17	30	23
8.304% 9/1/10	163	106
Petronas Capital Ltd. 7% 5/22/12 (f)	2,600	2,769
Popular North America, Inc. 6.125% 10/15/06	1,535	1,614
PTC International Finance BV yankee 10.75% 7/1/07	147	152
PTC International Finance II SA yankee 11.25% 12/1/09	850	897
Qwest Capital Funding, Inc.:
7% 8/3/09	350	215
7.25% 2/15/11	925	569
7.625% 8/3/21	115	62
7.75% 8/15/06	135	94
7.9% 8/15/10	220	136
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)	190	199
10.875% 12/15/12 (f)	300	317
SESI LLC 8.875% 5/15/11	40	41
Sprint Capital Corp.:
6.875% 11/15/28	1,850	1,368
8.75% 3/15/32	2,050	1,783
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
TCI Communications Financing III 9.65% 3/31/27	$ 1,600	$ 1,454
TXU Eastern Funding yankee 6.75% 5/15/09 (c)	2,220	289
U.S. Airways pass thru trust certificates 6.85% 7/30/19	123	96
U.S. West Capital Funding, Inc.:
6.25% 7/15/05	235	179
6.375% 7/15/08	170	104
6.5% 11/15/18	110	56
6.875% 7/15/28	520	265
Verizon Wireless Capital LLC 5.375% 12/15/06	1,500	1,512
		71,604
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (f)	400	409
6.25% 2/15/12 (f)	890	918
		1,327
Real Estate - 0.5%
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,549
Cabot Industrial Property LP 7.125% 5/1/04	115	120
CenterPoint Properties Trust 6.75% 4/1/05	1,190	1,270
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	640	658
Duke Realty LP 7.3% 6/30/03	1,000	1,027
EOP Operating LP 6.625% 2/15/05	1,250	1,315
ERP Operating LP 7.1% 6/23/04	1,500	1,582
ProLogis Trust 6.7% 4/15/04	510	530
Senior Housing Properties Trust 8.625% 1/15/12	770	774
		8,825
TOTAL FINANCIALS		96,607
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	760	855
Boston Scientific Corp. 6.625% 3/15/05	180	191
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fisher Scientific International, Inc.:
8.125% 5/1/12	$ 455	$ 469
9% 2/1/08	60	62
		1,577
Health Care Providers & Services - 0.2%
Alderwoods Group, Inc. 11% 1/2/07	506	502
AmerisourceBergen Corp. 8.125% 9/1/08	130	140
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	235	239
Coventry Health Care, Inc. 8.125% 2/15/12	370	389
PacifiCare Health Systems, Inc. 10.75% 6/1/09	535	567
Stewart Enterprises, Inc. 10.75% 7/1/08	365	402
Tenet Healthcare Corp.:
5% 7/1/07	270	240
5.375% 11/15/06	70	63
6.375% 12/1/11	150	134
6.5% 6/1/12	190	170
Triad Hospitals Holdings, Inc. 11% 5/15/09	285	318
Triad Hospitals, Inc. 8.75% 5/1/09	640	688
		3,852
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	485	485
Biovail Corp. yankee 7.875% 4/1/10	940	973
		1,458
TOTAL HEALTH CARE		6,887
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11	1,525	1,647
BE Aerospace, Inc.:
8.875% 5/1/11	235	183
9.5% 11/1/08	50	39
Raytheon Co. 8.2% 3/1/06	3,000	3,310
Transdigm, Inc. 10.375% 12/1/08	450	465
		5,644
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.1%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	$ 583	$ 410
8.3% 12/15/29	705	402
8.54% 1/2/07	86	64
		876
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.:
7.375% 1/1/04	795	799
7.625% 1/1/06	990	990
7.875% 1/1/09	455	453
8.5% 12/1/08	250	254
8.875% 4/1/08	70	72
American Color Graphics, Inc. 12.75% 8/1/05	1,810	1,792
AP Holdings, Inc. 0% 3/15/08 (d)	130	21
Iron Mountain, Inc.:
8.25% 7/1/11	90	94
8.625% 4/1/13	20	21
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	570	593
Pierce Leahy Command Co. yankee 8.125% 5/15/08	90	93
World Color Press, Inc.:
7.75% 2/15/09	570	581
8.375% 11/15/08	40	41
		5,804
Industrial Conglomerates - 0.2%
Tyco International Group SA:
6.125% 11/1/08	25	23
yankee:
6.375% 10/15/11	860	770
6.75% 2/15/11	2,500	2,263
		3,056
Machinery - 0.0%
AGCO Corp. 9.5% 5/1/08	110	118
Cummins, Inc. 9.5% 12/1/10 (f)	170	179
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	$ 110	$ 113
Rexnord Corp. 10.125% 12/15/12 (f)	140	145
		555
Marine - 0.0%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	270	227
10.25% 11/15/06	570	376
		603
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	1,085	1,139
9.5% 10/1/08	70	76
TFM SA de CV yankee:
10.25% 6/15/07	730	683
11.75% 6/15/09	585	562
		2,460
TOTAL INDUSTRIALS		18,998
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
L-3 Communications Corp.:
7.625% 6/15/12	700	732
8% 8/1/08	15	16
8.5% 5/15/08	40	42
Motorola, Inc.:
6.5% 11/15/28	740	605
8% 11/1/11	750	765
		2,160
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 6.5% 7/1/12	1,710	1,820
Seagate Technology HDD Holdings 8% 5/15/09 (f)	390	404
		2,224
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd. yankee 9.875% 7/1/10	$ 470	$ 512
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	255	273
10.5% 2/1/09	120	131
Micron Technology, Inc. 6.5% 9/30/05 (i)	1,000	890
		1,294
TOTAL INFORMATION TECHNOLOGY		6,190
MATERIALS - 0.8%
Chemicals - 0.2%
Compass Minerals Group, Inc. 10% 8/15/11	550	597
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	225	162
Huntsman International LLC 9.875% 3/1/09	710	738
Lyondell Chemical Co.:
9.5% 12/15/08	250	245
9.5% 12/15/08 (f)(g)	280	274
9.625% 5/1/07	355	359
9.875% 5/1/07	180	182
11.125% 7/15/12	235	244
		2,801
Containers & Packaging - 0.3%
BWAY Corp. 10% 10/15/10 (f)	120	124
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (f)	370	385
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12 (f)	340	349
8.875% 2/15/09	975	1,014
Owens-Illinois, Inc.:
7.15% 5/15/05	310	299
7.35% 5/15/08	130	121
7.5% 5/15/10	110	100
7.8% 5/15/18	50	42
7.85% 5/15/04	530	515
8.1% 5/15/07	250	238
Packaging Corp. of America 9.625% 4/1/09	1,280	1,389
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Riverwood International Corp. 10.625% 8/1/07	$ 490	$ 512
Sealed Air Corp.:
6.95% 5/15/09 (f)	575	495
8.75% 7/1/08 (f)	155	141
		5,724
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	1,080	1,031
7.5% 11/15/06	150	134
Luscar Coal Ltd. 9.75% 10/15/11	420	452
P&L Coal Holdings Corp. 9.625% 5/15/08	774	817
Phelps Dodge Corp.:
8.75% 6/1/11	40	41
9.5% 6/1/31	565	565
Steel Dynamics, Inc. 9.5% 3/15/09	75	80
		3,120
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7.5% 5/15/06	40	38
8.125% 5/15/11	140	127
8.875% 5/15/31	170	146
Norske Skog Canada Ltd. 8.625% 6/15/11	70	72
Stone Container Corp.:
8.375% 7/1/12	360	374
9.75% 2/1/11	420	458
Weyerhaeuser Co. 6.75% 3/15/12	625	666
		1,881
TOTAL MATERIALS		13,526
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T Corp.:
6.5% 3/15/13	4,165	3,832
8.5% 11/15/31	670	677
Citizens Communications Co. 8.5% 5/15/06	1,265	1,350
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	800	64
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Diamond Cable Communications PLC yankee: - continued
11.75% 12/15/05 (c)	$ 285	$ 23
France Telecom SA 9.25% 3/1/11	1,500	1,682
NTL Communications Corp. 0% 10/1/08 (c)(d)	105	7
NTL, Inc. 0% 4/1/08 (c)(d)	135	12
Pacific Northwest Bell Telephone Co. 4.5% 4/1/03	70	65
Qwest Corp. 8.875% 3/15/12 (f)	815	786
Rogers Cantel, Inc. yankee 9.375% 6/1/08	315	299
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	1,985	2,024
Telefonos de Mexico SA de CV 8.25% 1/26/06	2,900	3,107
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	1,468	22
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	340	61
11.25% 11/1/08 (c)	310	56
TELUS Corp. yankee 7.5% 6/1/07	3,420	3,249
Tritel PCS, Inc. 0% 5/15/09 (d)	1,454	1,338
U.S. West Communications:
7.2% 11/1/04	615	587
7.2% 11/10/26	115	89
7.25% 9/15/25	120	92
Verizon New York, Inc.:
6.875% 4/1/12	1,200	1,304
7.375% 4/1/32	590	649
WorldCom, Inc.:
7.5% 5/15/11 (c)	3,200	848
8.25% 5/15/31 (c)	1,295	343
		22,566
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	395	304
AT&T Wireless Services, Inc.:
7.875% 3/1/11	750	720
8.75% 3/1/31	1,740	1,610
Cingular Wireless LLC 5.625% 12/15/06	1,000	1,022
Crown Castle International Corp.:
9.375% 8/1/11	1,020	836
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.: - continued
9.5% 8/1/11	$ 75	$ 62
10.75% 8/1/11	320	288
Millicom International Cellular SA yankee 13.5% 6/1/06	375	146
Nextel Communications, Inc.:
9.375% 11/15/09	1,460	1,351
9.5% 2/1/11	1,535	1,412
12% 11/1/08	165	165
Orange PLC yankee 9% 6/1/09	1,075	1,097
Rogers Wireless, Inc. 9.625% 5/1/11	1,030	968
TeleCorp PCS, Inc. 0% 4/15/09 (d)	194	178
		10,159
TOTAL TELECOMMUNICATION SERVICES		32,725
UTILITIES - 2.1%
Electric Utilities - 1.3%
Allegheny Energy Supply Co. LLC 8.5% 4/15/12 (f)	515	263
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	3,500	3,478
CMS Energy Corp.:
7.5% 1/15/09	430	370
8.5% 4/15/11	500	415
8.9% 7/15/08	110	98
9.875% 10/15/07	930	856
Detroit Edison Co. 6.125% 10/1/10	1,155	1,233
Dominion Resources, Inc. 6.25% 6/30/12	1,005	1,014
Edison International 6.875% 9/15/04	814	741
FirstEnergy Corp. 6.45% 11/15/11	1,285	1,266
Illinois Power Co. 7.5% 6/15/09	1,260	1,049
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	460	401
Nevada Power Co. 10.875% 10/15/09 (f)	210	213
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	756
Oncor Electric Delivery Co. 7% 9/1/22 (f)	875	822
Pacific Gas & Electric Co.:
7.05% 3/1/24	100	93
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
9.625% 11/1/05 (f)	$ 855	$ 834
Public Service Co. of Colorado 7.875% 10/1/12 (f)	715	784
Reliant Energy Resources Corp.:
7.75% 2/15/11	175	135
8.125% 7/15/05	1,690	1,438
Sierra Pacific Power Co. 8% 6/1/08	550	506
Southern California Edison Co.:
7.125% 7/15/25	35	32
7.25% 3/1/26	105	97
7.625% 1/15/10	480	437
8.95% 11/3/03	755	747
TECO Energy, Inc.:
7% 5/1/12	1,315	1,111
10.5% 12/1/07 (f)	300	297
Texas Utilities Co. 6.375% 1/1/08	715	651
TXU Corp. 6.375% 6/15/06	865	804
		20,941
Gas Utilities - 0.5%
CMS Panhandle Holding Co. 6.5% 7/15/09	385	366
Consolidated Natural Gas Co. 6.85% 4/15/11	585	624
Kinder Morgan Energy Partners LP:
7.125% 3/15/12	640	702
7.3% 8/15/33	1,500	1,576
Noram Energy Corp. 6.5% 2/1/08	170	131
Northwest Pipeline Corp. 6.625% 12/1/07	180	167
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	55	50
8.25% 4/1/10	155	145
Sempra Energy 7.95% 3/1/10	460	509
Southern Natural Gas Co. 7.35% 2/15/31	245	211
Tennessee Gas Pipeline Co.:
6% 12/15/11	1,630	1,328
7% 10/15/28	40	32
7.5% 4/1/17	40	35
8.375% 6/15/32	120	109
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,640
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line:
6.125% 1/15/05	$ 240	$ 223
6.25% 1/15/08	485	432
8.875% 7/15/12 (f)	165	163
		8,443
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
8.75% 6/15/08	100	44
8.875% 2/15/11	350	154
9.5% 6/1/09	515	242
Western Resources, Inc.:
7.875% 5/1/07	1,100	1,100
9.75% 5/1/07	710	639
Williams Companies, Inc.:
7.125% 9/1/11	2,865	1,891
7.5% 1/15/31	245	152
7.625% 7/15/19	255	161
8.125% 3/15/12 (f)	475	323
		4,706
TOTAL UTILITIES		34,090
TOTAL NONCONVERTIBLE BONDS		283,780
TOTAL CORPORATE BONDS (Cost $290,612)		290,920
U.S. Government and Government Agency Obligations - 6.7%

U.S. Government Agency Obligations - 3.9%
Fannie Mae:
5% 1/15/07	4,934	5,236
5.25% 4/15/07	3,100	3,319
5.5% 5/2/06	14,675	15,670
6.25% 2/1/11	1,330	1,442
7.125% 6/15/10	2,940	3,439
7.25% 1/15/10	8,580	10,083
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	$ 5,070	$ 5,309
Freddie Mac:
3.75% 4/15/04	1,720	1,763
5.75% 3/15/09	3,100	3,381
5.75% 1/15/12	2,360	2,539
5.875% 3/21/11	6,570	6,981
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	113	117
Series 1993-D, 5.23% 5/15/05	230	239
Series 1994-A, 7.12% 4/15/06	318	343
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	254	275
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	3,478	3,851
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		63,987
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bills, yield at date of purchase 1.54% 1/9/03	2,500	2,497
U.S. Treasury Bonds:
6.125% 8/15/29	12,610	14,245
6.25% 5/15/30	10,635	12,244
6.625% 2/15/27	350	416
U.S. Treasury Notes:
3.375% 4/30/04	13,000	13,295
6.5% 2/15/10	3,530	4,099
TOTAL U.S. TREASURY OBLIGATIONS		46,796
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $104,765)		110,783
U.S. Government Agency - Mortgage Securities - 12.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 9.6%
5.5% 2/1/11 to 4/1/11	$ 7,259	$ 7,528
5.5% 12/1/17 to 12/1/32 (g)	14,756	14,852
6% 7/1/12 to 1/1/29	19,643	20,227
6% 12/1/32 (g)	21,109	21,584
6.5% 9/1/16 to 8/1/32	71,415	73,991
6.5% 12/1/32 (g)	9,190	9,500
7% 12/1/23 to 4/1/29	1,282	1,343
7.5% 6/1/25 to 4/1/29	9,741	10,339
TOTAL FANNIE MAE		159,364
Government National Mortgage Association - 3.3%
6% 12/1/32 (g)	15,000	15,431
6.5% 10/15/27 to 8/15/32	8,854	9,239
7% 12/15/25 to 7/15/32	14,419	15,156
7.5% 2/15/23 to 12/15/28	12,043	12,846
8% 11/15/21 to 12/15/26	2,512	2,720
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		55,392
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $208,188)		214,756
Asset-Backed Securities - 1.3%

American Express Credit Account Master Trust 6.1% 12/15/06	1,600	1,688
Capital One Master Trust 1.7513% 4/16/07 (h)	1,300	1,283
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	458	471
5.07% 2/15/08	3,200	3,268
Discover Card Master Trust I 5.75% 12/15/08	4,000	4,296
Ford Credit Auto Owner Trust:
5.54% 12/15/05	1,000	1,055
5.71% 9/15/05	720	754
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	1,995	2,034
5.09% 10/18/06	1,060	1,102
MBNA Credit Card Master Note Trust 5.75% 10/15/08	1,000	1,078
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Sears Credit Account Master Trust II:
1.6713% 6/16/08 (h)	$ 1,700	$ 1,694
6.75% 9/16/09	2,940	3,218
TOTAL ASSET-BACKED SECURITIES (Cost $20,941)		21,941
Commercial Mortgage Securities - 1.2%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 3.8032% 8/1/24 (f)(h)	1,496	1,092
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,166
Series 1997-C2 Class D, 7.27% 1/17/35	2,050	2,224
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	4,099
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.1137% 4/29/39 (f)(h)	650	548
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	500	510
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (h)	635	593
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,676
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	700	654
Class C, 4.13% 11/20/37 (f)	700	622
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class K, 7.9% 11/15/26 (f)	1,250	1,084
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	4,500	4,905
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,503)		19,173
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic:
6.875% 4/28/09	$ 1,000	$ 1,073
7.125% 1/11/12	1,095	1,183
Malaysian Government 7.5% 7/15/11	695	780
Polish Government 6.25% 7/3/12	1,405	1,521
United Mexican States 9.875% 2/1/10	2,000	2,360
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,337)		6,917
Floating Rate Loans - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
Centerpoint Energy House Elec. LLC term loan 12.75% 11/11/05 (h) (Cost $320)	320	336
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 1.47% (b) (Cost $172,777)	172,776,786	172,777
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,680,706)		1,720,206
NET OTHER ASSETS - (3.5)%		(58,209)
NET ASSETS - 100%		$ 1,661,997
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,930,000 or 2.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 774
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
Ratings
US Governments	19.1%
AAA, AA, A	7.0%
BBB	5.4%
BB	3.2%
B	4.0%
CCC, CC, C	0.8%
Not Rated	0.3%
Equities	53.1%
Short-Term and Net Other Assets	7.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $1,757,598,000 and $1,962,272,000, respectively, of which long-term U.S. government and government agency obligations aggregated $566,117,000 and $606,585,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $890,000 or 0.1% of net assets.

Loans & Other Direct Debt Instruments
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $336,000 or 0.0% of net assets.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $100,822,000 of which $90,844,000 and $9,978,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (cost $1,680,706) - See accompanying schedule		$ 1,720,206
Cash		8
Receivable for investments sold		3,168
Receivable for fund shares sold		1,005
Dividends receivable		1,138
Interest receivable		8,559
Other receivables		78
Total assets		1,734,162

Liabilities
Payable for investments purchased Regular delivery	$ 2,541
Delayed delivery	62,851
Payable for fund shares redeemed	4,993
Distributions payable	9
Accrued management fee	598
Distribution fees payable	708
Other payables and accrued expenses	465
Total liabilities		72,165

Net Assets		$ 1,661,997
Net Assets consist of:
Paid in capital		$ 1,728,700
Undistributed net investment income		9,417
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(115,623)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,503
Net Assets		$ 1,661,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($120,452 ÷ 8,535 shares)	$ 14.11

Maximum offering price per share (100/94.25 of $14.11)	$ 14.97
Class T: Net Asset Value and redemption price per share ($1,319,013 ÷ 93,090 shares)	$ 14.17

Maximum offering price per share (100/96.50 of $14.17)	$ 14.68
Class B: Net Asset Value and offering price per share ($106,867 ÷ 7,599 shares) A	$ 14.06

Class C: Net Asset Value and offering price per share ($60,951 ÷ 4,337 shares) A	$ 14.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,714 ÷ 3,840 shares)	$ 14.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 13,671
Interest		51,645
Security lending		2
Total income		65,318

Expenses
Management fee	$ 7,868
Transfer agent fees	4,473
Distribution fees	9,518
Accounting and security lending fees	415
Non-interested trustees' compensation	9
Custodian fees and expenses	68
Registration fees	93
Audit	59
Legal	15
Miscellaneous	188
Total expenses before reductions	22,706
Expense reductions	(415)	22,291
Net investment income (loss)		43,027
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	11,790
Foreign currency transactions	3
Futures contracts	(18,328)
Total net realized gain (loss)		(6,535)
Change in net unrealized appreciation (depreciation) on: Investment securities	(159,606)
Assets and liabilities in foreign currencies	6
Futures contracts	(3,609)
Total change in net unrealized appreciation (depreciation)		(163,209)
Net gain (loss)		(169,744)
Net increase (decrease) in net assets resulting from operations		$ (126,717)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,027	$ 52,991
Net realized gain (loss)	(6,535)	(83,270)
Change in net unrealized appreciation (depreciation)	(163,209)	(1,475)
Net increase (decrease) in net assets resulting from operations	(126,717)	(31,754)
Distributions to shareholders from net investment income	(42,614)	(58,261)
Distributions to shareholders from net realized gain	-	(63,262)
Total distributions	(42,614)	(121,523)
Share transactions - net increase (decrease)	(189,877)	(123,789)
Total increase (decrease) in net assets	(359,208)	(277,066)

Net Assets
Beginning of period	2,021,205	2,298,271
End of period (including undistributed net investment income of $9,417 and undistributed net investment income of $12,379, respectively)	$ 1,661,997	$ 2,021,205

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41	$ 16.55	$ 18.64	$ 19.91	$ 19.25	$ 18.75
Income from Investment Operations
Net investment income (loss) E	.38	.43	.49	.50	.05	.53
Net realized and unrealized gain (loss)	(1.30)	(.62)	(1.29)	.53	.61	1.80
Total from investment operations	(.92)	(.19)	(.80)	1.03	.66	2.33
Distributions from net investment income	(.38)	(.49)	(.48)	(.52)	-	(.57)
Distributions from net realized gain	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.38)	(.95)	(1.29)	(2.30)	-	(1.83)
Net asset value, end of period	$ 14.11	$ 15.41	$ 16.55	$ 18.64	$ 19.91	$ 19.25
Total ReturnB, C, D	(6.04)%	(1.18)%	(4.67)%	5.65%	3.43%	13.04%
Ratios to Average Net Assets F
Expenses before expense reductions	.96%	.94%	.93%	.93%	1.02% A	1.05%
Expenses net of voluntary waivers, if any	.96%	.94%	.93%	.93%	1.02% A	1.05%
Expenses net of all reductions	.94%	.93%	.91%	.91%	1.02% A	1.02%
Net investment income (loss)	2.65%	2.77%	2.81%	2.68%	3.13% A	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 120	$ 105	$ 66	$ 59	$ 17	$ 16
Portfolio turnover rate	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 16.58	$ 18.67	$ 19.96	$ 19.30	$ 18.79
Income from Investment Operations
Net investment income (loss) E	.35	.39	.45	.46	.05	.51
Net realized and unrealized gain (loss)	(1.31)	(.61)	(1.30)	.51	.61	1.80
Total from investment operations	(.96)	(.22)	(.85)	.97	.66	2.31
Distributions from net investment income	(.34)	(.43)	(.43)	(.48)	-	(.54)
Distributions from net realized gain	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.34)	(.89)	(1.24)	(2.26)	-	(1.80)
Net asset value, end of period	$ 14.17	$ 15.47	$ 16.58	$ 18.67	$ 19.96	$ 19.30
Total ReturnB, C, D	(6.27)%	(1.37)%	(4.94)%	5.30%	3.42%	12.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.23%	1.20%	1.16%	1.16%	1.22% A	1.16%
Expenses net of voluntary waivers, if any	1.23%	1.20%	1.16%	1.16%	1.22% A	1.16%
Expenses net of all reductions	1.20%	1.19%	1.15%	1.14%	1.22% A	1.15%
Net investment income (loss)	2.38%	2.51%	2.57%	2.45%	2.92% A	2.68%
Supplemental Data
Net assets, end of period (in millions)	$ 1,319	$ 1,681	$ 2,021	$ 2,802	$ 2,993	$ 2,903
Portfolio turnover rate	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.36	$ 16.47	$ 18.54	$ 19.86	$ 19.21	$ 18.71
Income from Investment Operations
Net investment income (loss) E	.26	.30	.35	.36	.04	.38
Net realized and unrealized gain (loss)	(1.30)	(.60)	(1.29)	.50	.61	1.81
Total from investment operations	(1.04)	(.30)	(.94)	.86	.65	2.19
Distributions from net investment income	(.26)	(.35)	(.32)	(.40)	-	(.43)
Distributions from net realized gain	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.26)	(.81)	(1.13)	(2.18)	-	(1.69)
Net asset value, end of period	$ 14.06	$ 15.36	$ 16.47	$ 18.54	$ 19.86	$ 19.21
Total ReturnB, C, D	(6.83)%	(1.89)%	(5.45)%	4.71%	3.38%	12.25%
Ratios to Average Net Assets F
Expenses before expense reductions	1.79%	1.75%	1.72%	1.69%	1.80% A	1.74%
Expenses net of voluntary waivers, if any	1.79%	1.75%	1.72%	1.69%	1.80% A	1.74%
Expenses net of all reductions	1.77%	1.74%	1.70%	1.68%	1.80% A	1.73%
Net investment income (loss)	1.82%	1.96%	2.01%	1.91%	2.35% A	2.02%
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 121	$ 111	$ 124	$ 57	$ 51
Portfolio turnover rate	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998 H	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.35	$ 16.47	$ 18.55	$ 19.88	$ 19.22	$ 19.05
Income from Investment Operations
Net investment income (loss) E	.26	.31	.35	.36	.04	.36
Net realized and unrealized gain (loss)	(1.30)	(.61)	(1.29)	.48	.62	1.56
Total from investment operations	(1.04)	(.30)	(.94)	.84	.66	1.92
Distributions from net investment income	(.26)	(.36)	(.33)	(.39)	-	(.49)
Distributions from net realized gain	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.26)	(.82)	(1.14)	(2.17)	-	(1.75)
Net asset value, end of period	$ 14.05	$ 15.35	$ 16.47	$ 18.55	$ 19.88	$ 19.22
Total ReturnB, C, D	(6.83)%	(1.89)%	(5.45)%	4.60%	3.43%	10.62%
Ratios to Average Net Assets G
Expenses before expense reductions	1.78%	1.72%	1.69%	1.66%	1.77% A	1.80% A
Expenses net of voluntary waivers, if any	1.78%	1.72%	1.69%	1.66%	1.77% A	1.80% A
Expenses net of all reductions	1.76%	1.71%	1.68%	1.65%	1.76% A	1.79% A
Net investment income (loss)	1.83%	1.98%	2.03%	1.95%	2.37% A	1.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 61	$ 54	$ 53	$ 21	$ 20
Portfolio turnover rate	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998 G	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 16.69	$ 18.77	$ 20.03	$ 19.35	$ 18.85
Income from Investment Operations
Net investment income (loss) D	.43	.48	.57	.56	.05	.60
Net realized and unrealized gain (loss)	(1.31)	(.63)	(1.32)	.53	.63	1.81
Total from investment operations	(.88)	(.15)	(.75)	1.09	.68	2.41
Distributions from net investment income	(.42)	(.53)	(.52)	(.57)	-	(.65)
Distributions from net realized gain	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.42)	(.99)	(1.33)	(2.35)	-	(1.91)
Net asset value, end of period	$ 14.25	$ 15.55	$ 16.69	$ 18.77	$ 20.03	$ 19.35
Total Return B, C	(5.73)%	(.92)%	(4.37)%	5.95%	3.51%	13.45%
Ratios to Average Net Assets E
Expenses before expense reductions	.69%	.67%	.63%	.64%	.66% A	.65%
Expenses net of voluntary waivers, if any	.69%	.67%	.63%	.64%	.66% A	.65%
Expenses net of all reductions	.67%	.65%	.61%	.63%	.66% A	.63%
Net investment income (loss)	2.92%	3.04%	3.10%	2.96%	3.48% A	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 53	$ 46	$ 67	$ 63	$ 61
Portfolio turnover rate	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the period ended October 31.

G One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 127,165	|
Unrealized depreciation	(92,267)
Net unrealized appreciation (depreciation)	34,898
Undistributed ordinary income	7,334
Capital loss carryforward	(100,822)
Total Distributable earnings	$ (58,590)
Cost for federal income tax purposes	$ 1,685,308

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 42,614	|

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $111 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the fund of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the fund's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, a fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom a fund sells the security files for bankruptcy or becomes insolvent, the fund's right to repurchase the security may be restricted.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 297	$ -	$ 8
Class T	.26%	.25%	7,460	55	90
Class B	.75%	.25%	1,146	859	-
Class C	.75%	.25%	615	90	-
			$ 9,518	$ 1,004	$ 98

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 135	$ 42
Class T	274	63
Class B*	409	409
Class C*	9	9
	$ 827	$ 523

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 263.23
Class T	3,548.24
Class B	356.31
Class C	186.30
Institutional Class	120.21
	$ 4,473

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,777 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian and each classes' Transfer Agent, credits realized as a result of uninvested

Annual Report

7. Expense Reductions - continued

cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction	Transfer Agent expense reduction

Fund Level	$ -	$ 305	$ 11	$ -
Class A	8	-	-	1
Class T	90	-	-	-
	$ 98	$ 305	$ 11	$ 1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended November 30,
	2002	2001
From net investment income
Class A	$ 2,954	$ 2,393
Class T	34,845	50,209
Class B	2,061	2,519
Class C	1,097	1,335
Institutional Class	1,657	1,805
Total	$ 42,614	$ 58,261
From net realized gain
Class A	$ -	$ 1,879
Class T	-	55,486
Class B	-	3,089
Class C	-	1,510
Institutional Class	-	1,298
Total	$ -	$ 63,262

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	3,432	3,713	$ 50,200	$ 57,338
Reinvestment of distributions	197	266	2,881	4,147
Shares redeemed	(1,937)	(1,139)	(27,835)	(17,559)
Net increase (decrease)	1,692	2,840	$ 25,246	$ 43,926
Class T
Shares sold	17,764	19,675	$ 260,115	$ 309,125
Reinvestment of distributions	2,225	6,309	32,902	99,987
Shares redeemed	(35,581)	(39,153)	(518,713)	(616,604)
Net increase (decrease)	(15,592)	(13,169)	$ (225,696)	$ (207,492)
Class B
Shares sold	1,996	2,373	$ 28,774	$ 36,921
Reinvestment of distributions	125	320	1,828	5,045
Shares redeemed	(2,406)	(1,533)	(34,002)	(23,681)
Net increase (decrease)	(285)	1,160	$ (3,400)	$ 18,285
Class C
Shares sold	2,091	1,668	$ 30,235	$ 26,118
Reinvestment of distributions	63	151	924	2,372
Shares redeemed	(1,779)	(1,152)	(25,169)	(17,792)
Net increase (decrease)	375	667	$ 5,990	$ 10,698
Institutional Class
Shares sold	1,610	2,320	$ 24,078	$ 37,650
Reinvestment of distributions	111	185	1,638	2,934
Shares redeemed	(1,259)	(1,909)	(17,733)	(29,790)
Net increase (decrease)	462	596	$ 7,983	$ 10,794

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the month ended November 30, 1998 and the year ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, the month ended November 30, 1998 and the year ended October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Balanced (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2001

Vice President of Advisor Balanced. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999-2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (41)

Year of Election or Appointment: 2002

Vice President of Advisor Balanced. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Ford O'Neil (40)

Year of Election or Appointment: 2001

Vice President of Advisor Balanced. Mr. O'Neil is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Louis Salemy (40)

Year of Election or Appointment: 2002

Vice President of Advisor Balanced. Mr. Salemy is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Salemy managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Balanced. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Balanced. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Balanced. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor Balanced. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Balanced. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Balanced. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Balanced. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 5.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 31%, 29%, 29%, and 29%; Class T designates 27%, 30%, 30%, and 30%; Class B designates 38%, 40%, 40%, and 40%; and Class C designates 36%, 42%, 42%, and 42% of the dividends distributed in December 2001, March 2002, June 2002, September 2002, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

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Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIG-ANN-0103 336445
1.538593.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Balanced Fund -

Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Balanced Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect a 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Balanced - Inst CL	-5.73%	8.54%	86.66%
Fidelity Balanced 60/40 Composite	-7.07%	21.43%	145.20%
S&P 500 ®	-16.51%	4.94%	162.77%
LB Aggregate Bond	7.34%	42.36%	105.41%
Balanced Funds Average	-8.77%	12.10%	111.65%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Fidelity Balanced 60/40 Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index and the Lehman Brothers® Aggregate Bond Index. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Balanced - Inst CL	-5.73%	1.65%	6.44%
Fidelity Balanced 60/40 Composite	-7.07%	3.96%	9.38%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Balanced Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Institutional Class on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index and the Fidelity Balanced 60/40 Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Managers' Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. Corporate accounting scandals, concerns about the possibility of a double-dip recession, and fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. For the year overall, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - a proxy of blue-chip stock performance - slid 7.82%. Investment-grade bonds, on the other hand, registered strong gains during the past year despite a mild slump in some debt categories at the end of the period. The Lehman Brothers® Aggregate Bond Index, a measure of taxable bond performance, gained 7.34% for the past 12 months. U.S. agency bonds, Treasuries and other government bonds all advanced approximately 7.90%, according to their respective Lehman Brothers' indexes, while mortgage securities and corporate bonds finished with slightly lower but still solid gains.

(Portfolio Manager photograph)
An interview with Louis Salemy (right), Lead Portfolio Manager of Fidelity Advisor Balanced Fund, and Ford O'Neil (left), manager for fixed-income investments

Q. How did the fund perform, Louis?

L.S. For the year ending November 30, 2002, the fund's Institutional Class shares fell 5.73%, while the Fidelity Balanced 60/40 Composite Index and the Lipper Inc. balanced funds average lost 7.07% and 8.77%, respectively.

Q. What drove fund returns?

L.S. Favoring stronger-performing fixed-income securities - including bonds and cash - rather than stocks was helpful in a weak market, though within equities we benefited by having scant exposure to the downturn in technology. I sharply reduced the fund's tech weighting after taking over the fund in February and never looked back. To me, the earnings expectations and valuations of tech firms were still too high, given a backdrop of weak capital spending and no major breakthrough technologies to drive another growth wave. Underweighting or not owning such prominent hardware names as Intel and Sun Microsystems gave us a boost versus the index, as did overweighting Microsoft, which benefited as one of the few large-cap tech companies whose earnings didn't disappoint. Also key was avoiding other groups plagued by overcapacity, such as utilities, as well as owning the right telecommunication services stocks - namely wireless provider Nextel.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. What else helped within equities?

L.S. It was tough finding many solid companies that were attractively priced and had good sustainable earnings growth. That said, I held more-concentrated positions in a mix of both cyclical and stable-growth stocks that I felt could help us do well in any economic environment. On the cyclical side, I avoided poor-performing traditional value names and instead used price declines to become more aggressive in such brokerage houses as Morgan Stanley and Merrill Lynch, which stood to benefit from an economic recovery. While we were early with these stocks, as capital markets activity remained anemic, they still held up relatively well due to improved profit margins and earnings power. The stable-growth part of the fund also contributed. We benefited in consumer discretionary by owning good growth stories in media and retailing, including Omnicom Group and Kohl's, respectively.

Q. And on the downside?

L.S. One part of my cyclical strategy that hurt us was the fund's bet on regional Bell operating company BellSouth, which suffered despite the solid management of its business during the economic downturn. We also owned some stocks and high-yield bonds of companies - including Tyco International and Adelphia Communications - that suffered from corporate scandals and credit-quality downgrades. Our holdings in biotechnology firm Amgen spoiled what we gained from underweighting the health care sector, while having too few regional banks dragged on the performance of our financial holdings. Finally, Home Depot was a big detractor on the retailing front.

Q. Turning to you, Ford, how did the fund's investment-grade holdings fare?

F.O. Bonds generally fared well amid a favorable interest rate environment, spurred by sluggish economic growth, lackluster corporate profitability and slumping stock prices. Against that backdrop, the subportfolio had solid absolute returns and beat its index, largely due to good sector and security selection. We focused on high-quality mortgage securities that were less vulnerable to prepayment activity, which sheltered us from two big refinancing waves, and whose higher yields helped offset the sharp rally in government bonds. We also did well in corporate bonds, which lagged the market. While our bias toward this sector hurt overall, solid credit analysis and diversification helped us sidestep several prominent issuers that were downgraded. We also benefited late in the period when corporates rallied strongly.

Q. What's your outlook, Louis?

L.S. I'm still cautious, as valuations in several industries are now less attractive following the recent run-up in the market. The ability of many companies - particularly within technology and health care - to grow their earnings going forward also remains a challenge. Paralysis in the capital markets has cast a pall over the entire economy, making it difficult for many firms to refinance and pay down debt, or even fund their businesses. We'll need to see some improvement here before the economy can begin growing again. Until then, I'll try to manage the fund for any environment through a balance of growth cyclicals and "Steady Eddies" that I feel can consistently increase their earnings power over time.

Annual Report

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: both income and growth of capital

Start date: January 6, 1987

Size: as of November 30, 2002, more than $1.6 billion

Manager: Louis Salemy, since 2002, and Ford O'Neil, since 2001; Louis Salemy joined Fidelity in 1992; Ford O'Neil joined Fidelity in 1990

3

Louis Salemy reviews his investment approach:

"I try to add value through bottom-up stock selection, focusing on companies with sustainable long-term growth rates. I do my homework to find solid companies driven by improving fundamentals and positive catalysts - such as new products, acquisitions or restructurings - whose prospects aren't fully appreciated by the market. I visit the companies I'm interested in, run earnings models on them and look closely at their balance sheets before I invest. I tend to run a concentrated portfolio, holding larger positions in names I consider my best investment ideas.

"Generally, I look for companies that generate excess cash flow and are not reliant on the capital markets to fund their growth. That means I favor companies that are self-funding, or those that don't have to borrow money externally to help them grow. I'm also drawn to companies I believe can generate unit growth in all types of economic environments, a factor that should lead to improved price-to-earnings (P/E) expansion over time. In addition, I like firms that generate predictable earnings, and I try to avoid those whose earnings are extremely cyclical. Finally, while I consider my horizon fairly long term, I know that even if a company's outlook is strong, its prospects can change daily or weekly."

Annual Report

Investment Changes

Top Five Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Morgan Stanley	3.4	2.5
Gillette Co.	3.2	2.5
Merrill Lynch & Co., Inc.	3.1	1.3
Omnicom Group, Inc.	3.1	1.7
BellSouth Corp.	2.7	1.9
	15.5
Top Five Bond Issuers as of November 30, 2002
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.0	10.9
Government National Mortgage Association	3.3	2.6
U.S. Treasury Obligations	2.6	3.4
Freddie Mac	0.9	0.7
Philip Morris Companies, Inc.	0.3	0.3
	19.1
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	16.4
Consumer Discretionary	15.4	12.7
Consumer Staples	8.0	9.0
Telecommunication Services	7.2	5.0
Industrials	5.7	5.6
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 53.1%		Stocks and Equity Futures 51.6%
	Bonds 39.4%		Bonds 37.6%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 10.4%
* Foreign investments	3.8%	** Foreign investments	3.9%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 52.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	655	$ 0
Media - 6.6%
AOL Time Warner, Inc. (a)	51	1
Comcast Corp. Class A (special) (a)	332,300	7,576
E.W. Scripps Co. Class A	198,100	15,705
EchoStar Communications Corp. Class A (a)	1,122,820	22,917
Omnicom Group, Inc.	758,750	51,633
Pegasus Communications Corp. Class A (a)	533,600	640
Walt Disney Co.	569,800	11,293
		109,765
Multiline Retail - 3.9%
Kohl's Corp. (a)	364,100	24,941
Wal-Mart Stores, Inc.	731,600	39,623
		64,564
Specialty Retail - 1.2%
Hollywood Entertainment Corp. (a)	562,000	10,560
Home Depot, Inc.	383,500	10,132
Stage Stores, Inc. (a)	770	21
		20,713
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	234,100	7,538
TOTAL CONSUMER DISCRETIONARY		202,580
CONSUMER STAPLES - 7.2%
Beverages - 0.6%
The Coca-Cola Co.	232,800	10,625
Food & Drug Retailing - 0.6%
Walgreen Co.	336,300	9,682
Food Products - 0.7%
Aurora Foods, Inc. (a)	140	0
McCormick & Co., Inc. (non-vtg.)	367,300	8,738
Unilever PLC sponsored ADR	64,800	2,301
		11,039
Household Products - 1.5%
Colgate-Palmolive Co.	248,100	12,750
Kimberly-Clark Corp.	241,600	12,157
		24,907
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 3.2%
Gillette Co.	1,751,900	$ 53,118
Tobacco - 0.6%
Philip Morris Companies, Inc.	258,320	9,744
TOTAL CONSUMER STAPLES		119,115
ENERGY - 1.7%
Oil & Gas - 1.7%
Exxon Mobil Corp.	813,268	28,302
FINANCIALS - 15.1%
Banks - 2.9%
Bank One Corp.	179,400	7,085
Wells Fargo & Co.	891,500	41,196
		48,281
Diversified Financials - 9.8%
Fannie Mae	264,500	16,677
Freddie Mac	573,700	33,068
Goldman Sachs Group, Inc.	66,800	5,269
Merrill Lynch & Co., Inc.	1,197,700	52,100
Morgan Stanley	1,243,900	56,274
		163,388
Insurance - 2.4%
Allstate Corp.	243,700	9,512
American International Group, Inc.	364,325	23,736
PartnerRe Ltd.	109,300	5,529
		38,777
TOTAL FINANCIALS		250,446
HEALTH CARE - 3.6%
Biotechnology - 1.0%
Amgen, Inc. (a)	355,400	16,775
Health Care Equipment & Supplies - 0.6%
Medtronic, Inc.	200,400	9,369
Health Care Providers & Services - 0.0%
Mariner Health Care, Inc. (a)	758	5
Mariner Health Care, Inc. warrants 5/1/04 (a)	715	4
		9
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Allergan, Inc.	129,600	$ 7,619
Bristol-Myers Squibb Co.	108,180	2,867
Pfizer, Inc.	716,450	22,597
		33,083
TOTAL HEALTH CARE		59,236
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	114,900	5,998
Northrop Grumman Corp.	83,500	8,092
United Technologies Corp.	58,300	3,642
		17,732
Airlines - 0.2%
Southwest Airlines Co.	182,800	3,034
Building Products - 0.4%
American Standard Companies, Inc. (a)	82,700	6,159
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	67,200	4,330
First Data Corp.	310,100	10,742
		15,072
Industrial Conglomerates - 2.0%
General Electric Co.	1,248,700	33,840
TOTAL INDUSTRIALS		75,837
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	940,500	14,032
Software - 2.7%
Microsoft Corp. (a)	779,100	45,048
TOTAL INFORMATION TECHNOLOGY		59,080
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	2,300	136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.4%
BellSouth Corp.	1,655,300	$ 46,017
McCaw International Ltd. warrants 4/16/07 (a)(f)	6,190	0
SBC Communications, Inc.	430,784	12,277
Verizon Communications, Inc.	385,900	16,161
		74,455
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. Class A (a)	704,650	9,689
TOTAL TELECOMMUNICATION SERVICES		84,144
TOTAL COMMON STOCKS (Cost $853,432)		878,876
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	1,548	2
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	1,000	1,002
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II $78.75	731	702
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,375	166
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	121	$ 113
Series E, $111.25 pay-in-kind	2,049	1,742
		1,855
TOTAL TELECOMMUNICATION SERVICES		2,021
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,725
TOTAL PREFERRED STOCKS (Cost $5,831)		3,727
Corporate Bonds - 17.5%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	$ 820	681
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09	1,660	1,666
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. yankee liquid yield option note 0% 8/1/20	3,885	1,797
Sanmina-SCI Corp. 0% 9/12/20	1,850	677
Solectron Corp. liquid yield option note:
0% 5/8/20	142	87
0% 11/20/20	800	388
		2,949
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10	$ 1,918	$ 1,412
6% 6/1/11	472	432
		1,844
TOTAL CONVERTIBLE BONDS		7,140
Nonconvertible Bonds - 17.1%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	190	182
ArvinMeritor, Inc. 8.75% 3/1/12	340	355
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	750	803
Dana Corp. 10.125% 3/15/10	600	621
Dura Operating Corp. 8.625% 4/15/12	245	252
Lear Corp. 7.96% 5/15/05	555	580
		2,793
Hotels, Restaurants & Leisure - 0.9%
Argosy Gaming Co. 9% 9/1/11	500	533
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	660	703
Domino's, Inc. 10.375% 1/15/09	540	589
Florida Panthers Holdings, Inc. 9.875% 4/15/09	1,205	1,241
Hilton Hotels Corp.:
7.625% 12/1/12	350	350
8.25% 2/15/11	455	471
HMH Properties, Inc.:
7.875% 8/1/05	175	175
7.875% 8/1/08	205	201
Horseshoe Gaming LLC 8.625% 5/15/09	2,044	2,177
International Game Technology 8.375% 5/15/09	400	446
KSL Recreation Group, Inc. 10.25% 5/1/07	730	730
MGM Mirage, Inc. 8.5% 9/15/10	385	424
Penn National Gaming, Inc. 8.875% 3/15/10	720	738
Station Casinos, Inc. 8.375% 2/15/08	1,815	1,919
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	$ 870	$ 890
yankee 8.625% 12/15/07	465	479
Tricon Global Restaurants, Inc. 8.875% 4/15/11	1,455	1,586
Wheeling Island Gaming, Inc. 10.125% 12/15/09	585	582
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	690	693
		14,927
Household Durables - 0.2%
Beazer Homes USA, Inc.:
8.625% 5/15/11	680	714
8.875% 4/1/08	90	94
Champion Home Builders Co. 11.25% 4/15/07	175	133
D.R. Horton, Inc. 7.875% 8/15/11	750	743
Pulte Homes, Inc. 7.875% 8/1/11	840	909
Ryland Group, Inc. 9.125% 6/15/11	380	409
Standard Pacific Corp. 9.25% 4/15/12	240	230
		3,232
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	565	571
Media - 1.9%
AMC Entertainment, Inc.:
9.5% 2/1/11	305	299
9.875% 2/1/12	420	412
American Media Operations, Inc. 10.25% 5/1/09	770	793
AOL Time Warner, Inc.:
5.625% 5/1/05	2,000	2,019
6.875% 5/1/12	875	891
7.7% 5/1/32	655	652
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,500	1,624
Chancellor Media Corp.:
8% 11/1/08	595	643
8.125% 12/15/07	320	333
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	$ 800	$ 228
8.625% 4/1/09	915	462
10% 4/1/09	240	121
10% 5/15/11	720	349
10.25% 1/15/10	700	354
10.75% 10/1/09	265	133
Cinemark USA, Inc. 9.625% 8/1/08	465	456
Clear Channel Communications, Inc. 7.65% 9/15/10	215	237
Continental Cablevision, Inc. 8.3% 5/15/06	1,040	1,071
Corus Entertainment, Inc. 8.75% 3/1/12	970	1,019
CSC Holdings, Inc.:
7.625% 4/1/11	1,528	1,406
7.625% 7/15/18	195	171
7.875% 2/15/18	75	68
EchoStar DBS Corp.:
9.125% 1/15/09	845	862
9.375% 2/1/09	1,225	1,274
10.375% 10/1/07	1,870	1,964
Entravision Communications Corp. 8.125% 3/15/09	840	880
International Cabletel, Inc. 11.5% 2/1/06 (c)	1,660	166
Lamar Media Corp. 8.625% 9/15/07	40	42
LBI Media, Inc. 10.125% 7/15/12 (f)	535	560
News America Holdings, Inc.:
7.375% 10/17/08	3,350	3,591
7.75% 12/1/45	1,000	930
9.25% 2/1/13	175	204
Nextmedia Operating, Inc. 10.75% 7/1/11	370	389
PanAmSat Corp.:
6.125% 1/15/05	270	264
6.375% 1/15/08	380	365
Pegasus Communications Corp.:
9.625% 10/15/05	390	176
9.75% 12/1/06	165	74
Penton Media, Inc. 11.875% 10/1/07	340	269
Quebecor Media, Inc. 11.125% 7/15/11	5	5
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Radio One, Inc. 8.875% 7/1/11	$ 2,375	$ 2,553
Regal Cinemas Corp. 9.375% 2/1/12	795	843
Satelites Mexicanos SA de CV 6.29% 6/30/04 (f)(h)	187	133
Telewest PLC yankee:
9.625% 10/1/06 (c)	917	165
11% 10/1/07 (c)	611	110
Yell Finance BV:
0% 8/1/11 (d)	400	282
10.75% 8/1/11	1,110	1,210
		31,052
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 12.25% 12/15/12 (f)(g)	690	680
TOTAL CONSUMER DISCRETIONARY		53,255
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	385	408
Food & Drug Retailing - 0.1%
Fred Meyer, Inc. 7.375% 3/1/05	1,445	1,557
Rite Aid Corp.:
6.125% 12/15/08 (f)	335	191
6.875% 8/15/13	145	75
		1,823
Food Products - 0.2%
Chiquita Brands International, Inc. 10.56% 3/15/09	725	743
Corn Products International, Inc. 8.25% 7/15/07	715	726
Dean Foods Co.:
6.625% 5/15/09	70	69
6.9% 10/15/17	545	491
8.15% 8/1/07	705	740
Del Monte Corp. 9.25% 5/15/11	210	213
Dole Food Co., Inc. 7.25% 5/1/09	360	342
Michael Foods, Inc. 11.75% 4/1/11	40	44
		3,368
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	$ 100	$ 94
Personal Products - 0.1%
Revlon Consumer Products Corp. 12% 12/1/05	995	945
Tobacco - 0.4%
Philip Morris Companies, Inc. 6.95% 6/1/06	5,000	5,382
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	800	818
		6,200
TOTAL CONSUMER STAPLES		12,838
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	435	446
Grant Prideco, Inc.:
9% 12/15/09 (f)(g)	100	103
9.625% 12/1/07	370	389
Key Energy Services, Inc. 8.375% 3/1/08	190	199
		1,137
Oil & Gas - 0.4%
Chesapeake Energy Corp.:
8.125% 4/1/11	495	520
8.5% 3/15/12	210	222
Cross Timbers Oil Co. 8.75% 11/1/09	705	737
Encore Acquisition Co. 8.375% 6/15/12 (f)	510	525
Forest Oil Corp. 8% 12/15/11	370	390
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	1,200	1,256
Plains All American Pipeline LP 7.75% 10/15/12 (f)	250	256
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	840	874
Teekay Shipping Corp. 8.875% 7/15/11	1,645	1,694
The Coastal Corp. 7.75% 10/15/35	350	224
Vintage Petroleum, Inc. 8.25% 5/1/12	805	829
		7,527
TOTAL ENERGY		8,664
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.8%
Banks - 0.9%
BankAmerica Corp. 5.875% 2/15/09	$ 2,500	$ 2,693
First Tennessee National Corp. 6.75% 11/15/05	720	777
FleetBoston Financial Corp. 7.25% 9/15/05	2,215	2,424
Korea Development Bank 7.375% 9/17/04	650	699
MBNA Corp.:
6.25% 1/17/07	770	783
6.34% 6/2/03	850	866
7.5% 3/15/12	1,125	1,178
PNC Funding Corp. 5.75% 8/1/06	1,150	1,200
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (h)	1,065	1,183
8.817% 3/31/49	810	903
Union Planters Corp. 6.75% 11/1/05	400	434
Washington Mutual, Inc. 5.625% 1/15/07	1,635	1,711
		14,851
Diversified Financials - 4.3%
AES Drax Holdings Ltd. 10.41% 12/31/20	805	362
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	1,700	1,794
Alliance Capital Management LP 5.625% 8/15/06	1,020	1,053
American Airlines, Inc. pass thru trust certificates:
7.8% 4/1/08	130	98
7.858% 4/1/13	1,250	1,217
American General Finance Corp. 5.875% 7/14/06	3,600	3,800
Amvescap PLC yankee 6.6% 5/15/05	725	775
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	770	801
Capital One Financial Corp. 7.125% 8/1/08	2,550	2,300
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	280	280
CIT Group, Inc.:
5.5% 2/15/04	620	630
7.125% 10/15/04	750	783
7.75% 4/2/12	795	856
Citigroup, Inc.:
5.625% 8/27/12	1,000	1,022
7.25% 10/1/10	900	1,010
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	$ 286	$ 186
6.9% 1/2/17	105	68
Countrywide Home Loans, Inc. 5.5% 8/1/06	1,300	1,350
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	1,300	1,359
6.5% 1/15/12	305	316
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	455	449
7.779% 11/18/05	50	40
7.92% 5/18/12	875	715
10.06% 1/2/16	130	104
Deutsche Telekom International Finance BV:
8.25% 6/15/05	1,500	1,605
8.75% 6/15/30	1,500	1,625
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	325	296
10.625% 12/1/12 (f)	140	142
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	370	390
First Union Capital II 7.95% 11/15/29	2,340	2,625
Ford Motor Credit Co.:
6.875% 2/1/06	1,300	1,284
7.375% 10/28/09	2,240	2,136
7.875% 6/15/10	1,500	1,490
General Electric Capital Corp. 6% 6/15/12	1,780	1,861
General Motors Acceptance Corp.:
6.125% 8/28/07	1,920	1,891
6.75% 1/15/06	680	691
7.5% 7/15/05	1,000	1,040
Goldman Sachs Group, Inc. 6.6% 1/15/12	1,845	1,998
Household Finance Corp.:
6.375% 10/15/11	1,080	1,060
6.5% 1/24/06	655	671
7% 5/15/12	170	174
8% 5/9/05	255	271
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	$ 2,905	$ 3,492
J.P. Morgan Chase & Co. 5.35% 3/1/07	1,500	1,549
Lehman Brothers Holdings, Inc.:
6.25% 5/15/06	500	535
6.625% 1/18/12	500	540
Merrill Lynch & Co., Inc. 6.15% 1/26/06	1,680	1,789
Morgan Stanley 6.6% 4/1/12	900	971
Newcourt Credit Group, Inc. 6.875% 2/16/05	1,175	1,213
NiSource Finance Corp.:
7.625% 11/15/05	2,000	2,069
7.875% 11/15/10	2,005	2,153
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	164	138
7.248% 7/2/14	229	114
7.575% 3/1/19	128	123
7.691% 4/1/17	30	23
8.304% 9/1/10	163	106
Petronas Capital Ltd. 7% 5/22/12 (f)	2,600	2,769
Popular North America, Inc. 6.125% 10/15/06	1,535	1,614
PTC International Finance BV yankee 10.75% 7/1/07	147	152
PTC International Finance II SA yankee 11.25% 12/1/09	850	897
Qwest Capital Funding, Inc.:
7% 8/3/09	350	215
7.25% 2/15/11	925	569
7.625% 8/3/21	115	62
7.75% 8/15/06	135	94
7.9% 8/15/10	220	136
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)	190	199
10.875% 12/15/12 (f)	300	317
SESI LLC 8.875% 5/15/11	40	41
Sprint Capital Corp.:
6.875% 11/15/28	1,850	1,368
8.75% 3/15/32	2,050	1,783
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
TCI Communications Financing III 9.65% 3/31/27	$ 1,600	$ 1,454
TXU Eastern Funding yankee 6.75% 5/15/09 (c)	2,220	289
U.S. Airways pass thru trust certificates 6.85% 7/30/19	123	96
U.S. West Capital Funding, Inc.:
6.25% 7/15/05	235	179
6.375% 7/15/08	170	104
6.5% 11/15/18	110	56
6.875% 7/15/28	520	265
Verizon Wireless Capital LLC 5.375% 12/15/06	1,500	1,512
		71,604
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (f)	400	409
6.25% 2/15/12 (f)	890	918
		1,327
Real Estate - 0.5%
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,549
Cabot Industrial Property LP 7.125% 5/1/04	115	120
CenterPoint Properties Trust 6.75% 4/1/05	1,190	1,270
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	640	658
Duke Realty LP 7.3% 6/30/03	1,000	1,027
EOP Operating LP 6.625% 2/15/05	1,250	1,315
ERP Operating LP 7.1% 6/23/04	1,500	1,582
ProLogis Trust 6.7% 4/15/04	510	530
Senior Housing Properties Trust 8.625% 1/15/12	770	774
		8,825
TOTAL FINANCIALS		96,607
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	760	855
Boston Scientific Corp. 6.625% 3/15/05	180	191
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fisher Scientific International, Inc.:
8.125% 5/1/12	$ 455	$ 469
9% 2/1/08	60	62
		1,577
Health Care Providers & Services - 0.2%
Alderwoods Group, Inc. 11% 1/2/07	506	502
AmerisourceBergen Corp. 8.125% 9/1/08	130	140
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	235	239
Coventry Health Care, Inc. 8.125% 2/15/12	370	389
PacifiCare Health Systems, Inc. 10.75% 6/1/09	535	567
Stewart Enterprises, Inc. 10.75% 7/1/08	365	402
Tenet Healthcare Corp.:
5% 7/1/07	270	240
5.375% 11/15/06	70	63
6.375% 12/1/11	150	134
6.5% 6/1/12	190	170
Triad Hospitals Holdings, Inc. 11% 5/15/09	285	318
Triad Hospitals, Inc. 8.75% 5/1/09	640	688
		3,852
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	485	485
Biovail Corp. yankee 7.875% 4/1/10	940	973
		1,458
TOTAL HEALTH CARE		6,887
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11	1,525	1,647
BE Aerospace, Inc.:
8.875% 5/1/11	235	183
9.5% 11/1/08	50	39
Raytheon Co. 8.2% 3/1/06	3,000	3,310
Transdigm, Inc. 10.375% 12/1/08	450	465
		5,644
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.1%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	$ 583	$ 410
8.3% 12/15/29	705	402
8.54% 1/2/07	86	64
		876
Commercial Services & Supplies - 0.4%
Allied Waste North America, Inc.:
7.375% 1/1/04	795	799
7.625% 1/1/06	990	990
7.875% 1/1/09	455	453
8.5% 12/1/08	250	254
8.875% 4/1/08	70	72
American Color Graphics, Inc. 12.75% 8/1/05	1,810	1,792
AP Holdings, Inc. 0% 3/15/08 (d)	130	21
Iron Mountain, Inc.:
8.25% 7/1/11	90	94
8.625% 4/1/13	20	21
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	570	593
Pierce Leahy Command Co. yankee 8.125% 5/15/08	90	93
World Color Press, Inc.:
7.75% 2/15/09	570	581
8.375% 11/15/08	40	41
		5,804
Industrial Conglomerates - 0.2%
Tyco International Group SA:
6.125% 11/1/08	25	23
yankee:
6.375% 10/15/11	860	770
6.75% 2/15/11	2,500	2,263
		3,056
Machinery - 0.0%
AGCO Corp. 9.5% 5/1/08	110	118
Cummins, Inc. 9.5% 12/1/10 (f)	170	179
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	$ 110	$ 113
Rexnord Corp. 10.125% 12/15/12 (f)	140	145
		555
Marine - 0.0%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	270	227
10.25% 11/15/06	570	376
		603
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	1,085	1,139
9.5% 10/1/08	70	76
TFM SA de CV yankee:
10.25% 6/15/07	730	683
11.75% 6/15/09	585	562
		2,460
TOTAL INDUSTRIALS		18,998
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
L-3 Communications Corp.:
7.625% 6/15/12	700	732
8% 8/1/08	15	16
8.5% 5/15/08	40	42
Motorola, Inc.:
6.5% 11/15/28	740	605
8% 11/1/11	750	765
		2,160
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 6.5% 7/1/12	1,710	1,820
Seagate Technology HDD Holdings 8% 5/15/09 (f)	390	404
		2,224
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd. yankee 9.875% 7/1/10	$ 470	$ 512
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	255	273
10.5% 2/1/09	120	131
Micron Technology, Inc. 6.5% 9/30/05 (i)	1,000	890
		1,294
TOTAL INFORMATION TECHNOLOGY		6,190
MATERIALS - 0.8%
Chemicals - 0.2%
Compass Minerals Group, Inc. 10% 8/15/11	550	597
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	225	162
Huntsman International LLC 9.875% 3/1/09	710	738
Lyondell Chemical Co.:
9.5% 12/15/08	250	245
9.5% 12/15/08 (f)(g)	280	274
9.625% 5/1/07	355	359
9.875% 5/1/07	180	182
11.125% 7/15/12	235	244
		2,801
Containers & Packaging - 0.3%
BWAY Corp. 10% 10/15/10 (f)	120	124
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (f)	370	385
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12 (f)	340	349
8.875% 2/15/09	975	1,014
Owens-Illinois, Inc.:
7.15% 5/15/05	310	299
7.35% 5/15/08	130	121
7.5% 5/15/10	110	100
7.8% 5/15/18	50	42
7.85% 5/15/04	530	515
8.1% 5/15/07	250	238
Packaging Corp. of America 9.625% 4/1/09	1,280	1,389
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Riverwood International Corp. 10.625% 8/1/07	$ 490	$ 512
Sealed Air Corp.:
6.95% 5/15/09 (f)	575	495
8.75% 7/1/08 (f)	155	141
		5,724
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	1,080	1,031
7.5% 11/15/06	150	134
Luscar Coal Ltd. 9.75% 10/15/11	420	452
P&L Coal Holdings Corp. 9.625% 5/15/08	774	817
Phelps Dodge Corp.:
8.75% 6/1/11	40	41
9.5% 6/1/31	565	565
Steel Dynamics, Inc. 9.5% 3/15/09	75	80
		3,120
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7.5% 5/15/06	40	38
8.125% 5/15/11	140	127
8.875% 5/15/31	170	146
Norske Skog Canada Ltd. 8.625% 6/15/11	70	72
Stone Container Corp.:
8.375% 7/1/12	360	374
9.75% 2/1/11	420	458
Weyerhaeuser Co. 6.75% 3/15/12	625	666
		1,881
TOTAL MATERIALS		13,526
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T Corp.:
6.5% 3/15/13	4,165	3,832
8.5% 11/15/31	670	677
Citizens Communications Co. 8.5% 5/15/06	1,265	1,350
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	800	64
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Diamond Cable Communications PLC yankee: - continued
11.75% 12/15/05 (c)	$ 285	$ 23
France Telecom SA 9.25% 3/1/11	1,500	1,682
NTL Communications Corp. 0% 10/1/08 (c)(d)	105	7
NTL, Inc. 0% 4/1/08 (c)(d)	135	12
Pacific Northwest Bell Telephone Co. 4.5% 4/1/03	70	65
Qwest Corp. 8.875% 3/15/12 (f)	815	786
Rogers Cantel, Inc. yankee 9.375% 6/1/08	315	299
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	1,985	2,024
Telefonos de Mexico SA de CV 8.25% 1/26/06	2,900	3,107
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	1,468	22
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	340	61
11.25% 11/1/08 (c)	310	56
TELUS Corp. yankee 7.5% 6/1/07	3,420	3,249
Tritel PCS, Inc. 0% 5/15/09 (d)	1,454	1,338
U.S. West Communications:
7.2% 11/1/04	615	587
7.2% 11/10/26	115	89
7.25% 9/15/25	120	92
Verizon New York, Inc.:
6.875% 4/1/12	1,200	1,304
7.375% 4/1/32	590	649
WorldCom, Inc.:
7.5% 5/15/11 (c)	3,200	848
8.25% 5/15/31 (c)	1,295	343
		22,566
Wireless Telecommunication Services - 0.6%
American Tower Corp. 9.375% 2/1/09	395	304
AT&T Wireless Services, Inc.:
7.875% 3/1/11	750	720
8.75% 3/1/31	1,740	1,610
Cingular Wireless LLC 5.625% 12/15/06	1,000	1,022
Crown Castle International Corp.:
9.375% 8/1/11	1,020	836
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.: - continued
9.5% 8/1/11	$ 75	$ 62
10.75% 8/1/11	320	288
Millicom International Cellular SA yankee 13.5% 6/1/06	375	146
Nextel Communications, Inc.:
9.375% 11/15/09	1,460	1,351
9.5% 2/1/11	1,535	1,412
12% 11/1/08	165	165
Orange PLC yankee 9% 6/1/09	1,075	1,097
Rogers Wireless, Inc. 9.625% 5/1/11	1,030	968
TeleCorp PCS, Inc. 0% 4/15/09 (d)	194	178
		10,159
TOTAL TELECOMMUNICATION SERVICES		32,725
UTILITIES - 2.1%
Electric Utilities - 1.3%
Allegheny Energy Supply Co. LLC 8.5% 4/15/12 (f)	515	263
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	3,500	3,478
CMS Energy Corp.:
7.5% 1/15/09	430	370
8.5% 4/15/11	500	415
8.9% 7/15/08	110	98
9.875% 10/15/07	930	856
Detroit Edison Co. 6.125% 10/1/10	1,155	1,233
Dominion Resources, Inc. 6.25% 6/30/12	1,005	1,014
Edison International 6.875% 9/15/04	814	741
FirstEnergy Corp. 6.45% 11/15/11	1,285	1,266
Illinois Power Co. 7.5% 6/15/09	1,260	1,049
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	460	401
Nevada Power Co. 10.875% 10/15/09 (f)	210	213
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	756
Oncor Electric Delivery Co. 7% 9/1/22 (f)	875	822
Pacific Gas & Electric Co.:
7.05% 3/1/24	100	93
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
9.625% 11/1/05 (f)	$ 855	$ 834
Public Service Co. of Colorado 7.875% 10/1/12 (f)	715	784
Reliant Energy Resources Corp.:
7.75% 2/15/11	175	135
8.125% 7/15/05	1,690	1,438
Sierra Pacific Power Co. 8% 6/1/08	550	506
Southern California Edison Co.:
7.125% 7/15/25	35	32
7.25% 3/1/26	105	97
7.625% 1/15/10	480	437
8.95% 11/3/03	755	747
TECO Energy, Inc.:
7% 5/1/12	1,315	1,111
10.5% 12/1/07 (f)	300	297
Texas Utilities Co. 6.375% 1/1/08	715	651
TXU Corp. 6.375% 6/15/06	865	804
		20,941
Gas Utilities - 0.5%
CMS Panhandle Holding Co. 6.5% 7/15/09	385	366
Consolidated Natural Gas Co. 6.85% 4/15/11	585	624
Kinder Morgan Energy Partners LP:
7.125% 3/15/12	640	702
7.3% 8/15/33	1,500	1,576
Noram Energy Corp. 6.5% 2/1/08	170	131
Northwest Pipeline Corp. 6.625% 12/1/07	180	167
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	55	50
8.25% 4/1/10	155	145
Sempra Energy 7.95% 3/1/10	460	509
Southern Natural Gas Co. 7.35% 2/15/31	245	211
Tennessee Gas Pipeline Co.:
6% 12/15/11	1,630	1,328
7% 10/15/28	40	32
7.5% 4/1/17	40	35
8.375% 6/15/32	120	109
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,640
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line:
6.125% 1/15/05	$ 240	$ 223
6.25% 1/15/08	485	432
8.875% 7/15/12 (f)	165	163
		8,443
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
8.75% 6/15/08	100	44
8.875% 2/15/11	350	154
9.5% 6/1/09	515	242
Western Resources, Inc.:
7.875% 5/1/07	1,100	1,100
9.75% 5/1/07	710	639
Williams Companies, Inc.:
7.125% 9/1/11	2,865	1,891
7.5% 1/15/31	245	152
7.625% 7/15/19	255	161
8.125% 3/15/12 (f)	475	323
		4,706
TOTAL UTILITIES		34,090
TOTAL NONCONVERTIBLE BONDS		283,780
TOTAL CORPORATE BONDS (Cost $290,612)		290,920
U.S. Government and Government Agency Obligations - 6.7%

U.S. Government Agency Obligations - 3.9%
Fannie Mae:
5% 1/15/07	4,934	5,236
5.25% 4/15/07	3,100	3,319
5.5% 5/2/06	14,675	15,670
6.25% 2/1/11	1,330	1,442
7.125% 6/15/10	2,940	3,439
7.25% 1/15/10	8,580	10,083
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Farm Credit Systems Financial Assistance Corp. 9.375% 7/21/03	$ 5,070	$ 5,309
Freddie Mac:
3.75% 4/15/04	1,720	1,763
5.75% 3/15/09	3,100	3,381
5.75% 1/15/12	2,360	2,539
5.875% 3/21/11	6,570	6,981
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	113	117
Series 1993-D, 5.23% 5/15/05	230	239
Series 1994-A, 7.12% 4/15/06	318	343
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	254	275
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	3,478	3,851
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		63,987
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bills, yield at date of purchase 1.54% 1/9/03	2,500	2,497
U.S. Treasury Bonds:
6.125% 8/15/29	12,610	14,245
6.25% 5/15/30	10,635	12,244
6.625% 2/15/27	350	416
U.S. Treasury Notes:
3.375% 4/30/04	13,000	13,295
6.5% 2/15/10	3,530	4,099
TOTAL U.S. TREASURY OBLIGATIONS		46,796
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $104,765)		110,783
U.S. Government Agency - Mortgage Securities - 12.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 9.6%
5.5% 2/1/11 to 4/1/11	$ 7,259	$ 7,528
5.5% 12/1/17 to 12/1/32 (g)	14,756	14,852
6% 7/1/12 to 1/1/29	19,643	20,227
6% 12/1/32 (g)	21,109	21,584
6.5% 9/1/16 to 8/1/32	71,415	73,991
6.5% 12/1/32 (g)	9,190	9,500
7% 12/1/23 to 4/1/29	1,282	1,343
7.5% 6/1/25 to 4/1/29	9,741	10,339
TOTAL FANNIE MAE		159,364
Government National Mortgage Association - 3.3%
6% 12/1/32 (g)	15,000	15,431
6.5% 10/15/27 to 8/15/32	8,854	9,239
7% 12/15/25 to 7/15/32	14,419	15,156
7.5% 2/15/23 to 12/15/28	12,043	12,846
8% 11/15/21 to 12/15/26	2,512	2,720
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		55,392
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $208,188)		214,756
Asset-Backed Securities - 1.3%

American Express Credit Account Master Trust 6.1% 12/15/06	1,600	1,688
Capital One Master Trust 1.7513% 4/16/07 (h)	1,300	1,283
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	458	471
5.07% 2/15/08	3,200	3,268
Discover Card Master Trust I 5.75% 12/15/08	4,000	4,296
Ford Credit Auto Owner Trust:
5.54% 12/15/05	1,000	1,055
5.71% 9/15/05	720	754
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	1,995	2,034
5.09% 10/18/06	1,060	1,102
MBNA Credit Card Master Note Trust 5.75% 10/15/08	1,000	1,078
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Sears Credit Account Master Trust II:
1.6713% 6/16/08 (h)	$ 1,700	$ 1,694
6.75% 9/16/09	2,940	3,218
TOTAL ASSET-BACKED SECURITIES (Cost $20,941)		21,941
Commercial Mortgage Securities - 1.2%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 3.8032% 8/1/24 (f)(h)	1,496	1,092
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,166
Series 1997-C2 Class D, 7.27% 1/17/35	2,050	2,224
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	4,099
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.1137% 4/29/39 (f)(h)	650	548
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	500	510
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (h)	635	593
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,676
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	700	654
Class C, 4.13% 11/20/37 (f)	700	622
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class K, 7.9% 11/15/26 (f)	1,250	1,084
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	4,500	4,905
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,503)		19,173
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic:
6.875% 4/28/09	$ 1,000	$ 1,073
7.125% 1/11/12	1,095	1,183
Malaysian Government 7.5% 7/15/11	695	780
Polish Government 6.25% 7/3/12	1,405	1,521
United Mexican States 9.875% 2/1/10	2,000	2,360
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,337)		6,917
Floating Rate Loans - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
Centerpoint Energy House Elec. LLC term loan 12.75% 11/11/05 (h) (Cost $320)	320	336
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 1.47% (b) (Cost $172,777)	172,776,786	172,777
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,680,706)		1,720,206
NET OTHER ASSETS - (3.5)%		(58,209)
NET ASSETS - 100%		$ 1,661,997
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,930,000 or 2.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 774
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
Ratings
US Governments	19.1%
AAA, AA, A	7.0%
BBB	5.4%
BB	3.2%
B	4.0%
CCC, CC, C	0.8%
Not Rated	0.3%
Equities	53.1%
Short-Term and Net Other Assets	7.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $1,757,598,000 and $1,962,272,000, respectively, of which long-term U.S. government and government agency obligations aggregated $566,117,000 and $606,585,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $890,000 or 0.1% of net assets.

Loans & Other Direct Debt Instruments
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $336,000 or 0.0% of net assets.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $100,822,000 of which $90,844,000 and $9,978,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (cost $1,680,706) - See accompanying schedule		$ 1,720,206
Cash		8
Receivable for investments sold		3,168
Receivable for fund shares sold		1,005
Dividends receivable		1,138
Interest receivable		8,559
Other receivables		78
Total assets		1,734,162

Liabilities
Payable for investments purchased Regular delivery	$ 2,541
Delayed delivery	62,851
Payable for fund shares redeemed	4,993
Distributions payable	9
Accrued management fee	598
Distribution fees payable	708
Other payables and accrued expenses	465
Total liabilities		72,165

Net Assets		$ 1,661,997
Net Assets consist of:
Paid in capital		$ 1,728,700
Undistributed net investment income		9,417
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(115,623)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,503
Net Assets		$ 1,661,997
See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($120,452 ÷ 8,535 shares)	$ 14.11

Maximum offering price per share (100/94.25 of $14.11)	$ 14.97
Class T: Net Asset Value and redemption price per share ($1,319,013 ÷ 93,090 shares)	$ 14.17

Maximum offering price per share (100/96.50 of $14.17)	$ 14.68
Class B: Net Asset Value and offering price per share ($106,867 ÷ 7,599 shares) A	$ 14.06

Class C: Net Asset Value and offering price per share ($60,951 ÷ 4,337 shares) A	$ 14.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,714 ÷ 3,840 shares)	$ 14.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 13,671
Interest		51,645
Security lending		2
Total income		65,318

Expenses
Management fee	$ 7,868
Transfer agent fees	4,473
Distribution fees	9,518
Accounting and security lending fees	415
Non-interested trustees' compensation	9
Custodian fees and expenses	68
Registration fees	93
Audit	59
Legal	15
Miscellaneous	188
Total expenses before reductions	22,706
Expense reductions	(415)	22,291
Net investment income (loss)		43,027
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	11,790
Foreign currency transactions	3
Futures contracts	(18,328)
Total net realized gain (loss)		(6,535)
Change in net unrealized appreciation (depreciation) on: Investment securities	(159,606)
Assets and liabilities in foreign currencies	6
Futures contracts	(3,609)
Total change in net unrealized appreciation (depreciation)		(163,209)
Net gain (loss)		(169,744)
Net increase (decrease) in net assets resulting from operations		$ (126,717)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,027	$ 52,991
Net realized gain (loss)	(6,535)	(83,270)
Change in net unrealized appreciation (depreciation)	(163,209)	(1,475)
Net increase (decrease) in net assets resulting from operations	(126,717)	(31,754)
Distributions to shareholders from net investment income	(42,614)	(58,261)
Distributions to shareholders from net realized gain	-	(63,262)
Total distributions	(42,614)	(121,523)
Share transactions - net increase (decrease)	(189,877)	(123,789)
Total increase (decrease) in net assets	(359,208)	(277,066)

Net Assets
Beginning of period	2,021,205	2,298,271
End of period (including undistributed net investment income of $9,417 and undistributed net investment income of $12,379, respectively)	$ 1,661,997	$ 2,021,205

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41	$ 16.55	$ 18.64	$ 19.91	$ 19.25	$ 18.75
Income from Investment Operations
Net investment income (loss) E	.38	.43	.49	.50	.05	.53
Net realized and unrealized gain (loss)	(1.30)	(.62)	(1.29)	.53	.61	1.80
Total from investment operations	(.92)	(.19)	(.80)	1.03	.66	2.33
Distributions from net investment income	(.38)	(.49)	(.48)	(.52)	-	(.57)
Distributions from net realized gain	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.38)	(.95)	(1.29)	(2.30)	-	(1.83)
Net asset value, end of period	$ 14.11	$ 15.41	$ 16.55	$ 18.64	$ 19.91	$ 19.25
Total ReturnB, C, D	(6.04)%	(1.18)%	(4.67)%	5.65%	3.43%	13.04%
Ratios to Average Net Assets F
Expenses before expense reductions	.96%	.94%	.93%	.93%	1.02% A	1.05%
Expenses net of voluntary waivers, if any	.96%	.94%	.93%	.93%	1.02% A	1.05%
Expenses net of all reductions	.94%	.93%	.91%	.91%	1.02% A	1.02%
Net investment income (loss)	2.65%	2.77%	2.81%	2.68%	3.13% A	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 120	$ 105	$ 66	$ 59	$ 17	$ 16
Portfolio turnover rate	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 16.58	$ 18.67	$ 19.96	$ 19.30	$ 18.79
Income from Investment Operations
Net investment income (loss) E	.35	.39	.45	.46	.05	.51
Net realized and unrealized gain (loss)	(1.31)	(.61)	(1.30)	.51	.61	1.80
Total from investment operations	(.96)	(.22)	(.85)	.97	.66	2.31
Distributions from net investment income	(.34)	(.43)	(.43)	(.48)	-	(.54)
Distributions from net realized gain	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.34)	(.89)	(1.24)	(2.26)	-	(1.80)
Net asset value, end of period	$ 14.17	$ 15.47	$ 16.58	$ 18.67	$ 19.96	$ 19.30
Total ReturnB, C, D	(6.27)%	(1.37)%	(4.94)%	5.30%	3.42%	12.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.23%	1.20%	1.16%	1.16%	1.22% A	1.16%
Expenses net of voluntary waivers, if any	1.23%	1.20%	1.16%	1.16%	1.22% A	1.16%
Expenses net of all reductions	1.20%	1.19%	1.15%	1.14%	1.22% A	1.15%
Net investment income (loss)	2.38%	2.51%	2.57%	2.45%	2.92% A	2.68%
Supplemental Data
Net assets, end of period (in millions)	$ 1,319	$ 1,681	$ 2,021	$ 2,802	$ 2,993	$ 2,903
Portfolio turnover rate	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998 H	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.36	$ 16.47	$ 18.54	$ 19.86	$ 19.21	$ 18.71
Income from Investment Operations
Net investment income (loss) E	.26	.30	.35	.36	.04	.38
Net realized and unrealized gain (loss)	(1.30)	(.60)	(1.29)	.50	.61	1.81
Total from investment operations	(1.04)	(.30)	(.94)	.86	.65	2.19
Distributions from net investment income	(.26)	(.35)	(.32)	(.40)	-	(.43)
Distributions from net realized gain	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.26)	(.81)	(1.13)	(2.18)	-	(1.69)
Net asset value, end of period	$ 14.06	$ 15.36	$ 16.47	$ 18.54	$ 19.86	$ 19.21
Total ReturnB, C, D	(6.83)%	(1.89)%	(5.45)%	4.71%	3.38%	12.25%
Ratios to Average Net Assets F
Expenses before expense reductions	1.79%	1.75%	1.72%	1.69%	1.80% A	1.74%
Expenses net of voluntary waivers, if any	1.79%	1.75%	1.72%	1.69%	1.80% A	1.74%
Expenses net of all reductions	1.77%	1.74%	1.70%	1.68%	1.80% A	1.73%
Net investment income (loss)	1.82%	1.96%	2.01%	1.91%	2.35% A	2.02%
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 121	$ 111	$ 124	$ 57	$ 51
Portfolio turnover rate	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended October 31.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998 H	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.35	$ 16.47	$ 18.55	$ 19.88	$ 19.22	$ 19.05
Income from Investment Operations
Net investment income (loss) E	.26	.31	.35	.36	.04	.36
Net realized and unrealized gain (loss)	(1.30)	(.61)	(1.29)	.48	.62	1.56
Total from investment operations	(1.04)	(.30)	(.94)	.84	.66	1.92
Distributions from net investment income	(.26)	(.36)	(.33)	(.39)	-	(.49)
Distributions from net realized gain	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.26)	(.82)	(1.14)	(2.17)	-	(1.75)
Net asset value, end of period	$ 14.05	$ 15.35	$ 16.47	$ 18.55	$ 19.88	$ 19.22
Total ReturnB, C, D	(6.83)%	(1.89)%	(5.45)%	4.60%	3.43%	10.62%
Ratios to Average Net Assets G
Expenses before expense reductions	1.78%	1.72%	1.69%	1.66%	1.77% A	1.80% A
Expenses net of voluntary waivers, if any	1.78%	1.72%	1.69%	1.66%	1.77% A	1.80% A
Expenses net of all reductions	1.76%	1.71%	1.68%	1.65%	1.76% A	1.79% A
Net investment income (loss)	1.83%	1.98%	2.03%	1.95%	2.37% A	1.89% A
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 61	$ 54	$ 53	$ 21	$ 20
Portfolio turnover rate	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998 G	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 16.69	$ 18.77	$ 20.03	$ 19.35	$ 18.85
Income from Investment Operations
Net investment income (loss) D	.43	.48	.57	.56	.05	.60
Net realized and unrealized gain (loss)	(1.31)	(.63)	(1.32)	.53	.63	1.81
Total from investment operations	(.88)	(.15)	(.75)	1.09	.68	2.41
Distributions from net investment income	(.42)	(.53)	(.52)	(.57)	-	(.65)
Distributions from net realized gain	-	(.46)	(.81)	(1.78)	-	(1.26)
Total distributions	(.42)	(.99)	(1.33)	(2.35)	-	(1.91)
Net asset value, end of period	$ 14.25	$ 15.55	$ 16.69	$ 18.77	$ 20.03	$ 19.35
Total Return B, C	(5.73)%	(.92)%	(4.37)%	5.95%	3.51%	13.45%
Ratios to Average Net Assets E
Expenses before expense reductions	.69%	.67%	.63%	.64%	.66% A	.65%
Expenses net of voluntary waivers, if any	.69%	.67%	.63%	.64%	.66% A	.65%
Expenses net of all reductions	.67%	.65%	.61%	.63%	.66% A	.63%
Net investment income (loss)	2.92%	3.04%	3.10%	2.96%	3.48% A	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 53	$ 46	$ 67	$ 63	$ 61
Portfolio turnover rate	106%	98%	120%	93%	73% A	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the period ended October 31.

G One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 127,165	|
Unrealized depreciation	(92,267)
Net unrealized appreciation (depreciation)	34,898
Undistributed ordinary income	7,334
Capital loss carryforward	(100,822)
Total Distributable earnings	$ (58,590)
Cost for federal income tax purposes	$ 1,685,308

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 42,614	|

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $111 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the fund of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the fund's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, a fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom a fund sells the security files for bankruptcy or becomes insolvent, the fund's right to repurchase the security may be restricted.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 297	$ -	$ 8
Class T	.26%	.25%	7,460	55	90
Class B	.75%	.25%	1,146	859	-
Class C	.75%	.25%	615	90	-
			$ 9,518	$ 1,004	$ 98

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 135	$ 42
Class T	274	63
Class B*	409	409
Class C*	9	9
	$ 827	$ 523

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 263.23
Class T	3,548.24
Class B	356.31
Class C	186.30
Institutional Class	120.21
	$ 4,473

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,777 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian and each classes' Transfer Agent, credits realized as a result of uninvested

Annual Report

7. Expense Reductions - continued

cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction	Transfer Agent expense reduction

Fund Level	$ -	$ 305	$ 11	$ -
Class A	8	-	-	1
Class T	90	-	-	-
	$ 98	$ 305	$ 11	$ 1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended November 30,
	2002	2001
From net investment income
Class A	$ 2,954	$ 2,393
Class T	34,845	50,209
Class B	2,061	2,519
Class C	1,097	1,335
Institutional Class	1,657	1,805
Total	$ 42,614	$ 58,261
From net realized gain
Class A	$ -	$ 1,879
Class T	-	55,486
Class B	-	3,089
Class C	-	1,510
Institutional Class	-	1,298
Total	$ -	$ 63,262

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	3,432	3,713	$ 50,200	$ 57,338
Reinvestment of distributions	197	266	2,881	4,147
Shares redeemed	(1,937)	(1,139)	(27,835)	(17,559)
Net increase (decrease)	1,692	2,840	$ 25,246	$ 43,926
Class T
Shares sold	17,764	19,675	$ 260,115	$ 309,125
Reinvestment of distributions	2,225	6,309	32,902	99,987
Shares redeemed	(35,581)	(39,153)	(518,713)	(616,604)
Net increase (decrease)	(15,592)	(13,169)	$ (225,696)	$ (207,492)
Class B
Shares sold	1,996	2,373	$ 28,774	$ 36,921
Reinvestment of distributions	125	320	1,828	5,045
Shares redeemed	(2,406)	(1,533)	(34,002)	(23,681)
Net increase (decrease)	(285)	1,160	$ (3,400)	$ 18,285
Class C
Shares sold	2,091	1,668	$ 30,235	$ 26,118
Reinvestment of distributions	63	151	924	2,372
Shares redeemed	(1,779)	(1,152)	(25,169)	(17,792)
Net increase (decrease)	375	667	$ 5,990	$ 10,698
Institutional Class
Shares sold	1,610	2,320	$ 24,078	$ 37,650
Reinvestment of distributions	111	185	1,638	2,934
Shares redeemed	(1,259)	(1,909)	(17,733)	(29,790)
Net increase (decrease)	462	596	$ 7,983	$ 10,794

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the month ended November 30, 1998 and the year ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, the month ended November 30, 1998 and the year ended October 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Balanced (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2001

Vice President of Advisor Balanced. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999-2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (41)

Year of Election or Appointment: 2002

Vice President of Advisor Balanced. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Ford O'Neil (40)

Year of Election or Appointment: 2001

Vice President of Advisor Balanced. Mr. O'Neil is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Louis Salemy (40)

Year of Election or Appointment: 2002

Vice President of Advisor Balanced. Mr. Salemy is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Salemy managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Balanced. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Balanced. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Balanced. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor Balanced. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Balanced. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Balanced. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Balanced. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 5.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 22%, 24% , 24%, and 24% of the dividends distributed in December 2001, March 2002, June 2002, September 2002, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIGI-ANN-0103 336451
1.538596.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
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Fidelity® Advisor

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Dividend Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity ® Adv Dividend Growth - CL A	-13.68%	-0.04%
Fidelity Adv Dividend Growth - CL A (incl. 5.75% sales charge)	-18.65%	-5.79%
S&P 500 ®	-16.51%	-19.51%
Growth Funds Average	-18.96%	n/a *
Large-Cap Core Funds Average	-18.15%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL A	-13.68%	-0.01%
Fidelity Adv Dividend Growth - CL A (incl. 5.75% sales charge)	-18.65%	-1.51%
S&P 500	-16.51%	-5.38%
Growth Funds Average	-18.96%	n/a *
Large-Cap Core Funds Average	-18.15%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Dividend Growth Fund - Class A on December 28, 1998, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Dividend Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL T	-13.83%	-0.81%
Fidelity Adv Dividend Growth - CL T (incl. 3.50% sales charge)	-16.84%	-4.29%
S&P 500	-16.51%	-19.51%
Growth Funds Average	-18.96%	n/a *
Large-Cap Core Funds Average	-18.15%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL T	-13.83%	-0.21%
Fidelity Adv Dividend Growth - CL T (incl. 3.50% sales charge)	-16.84%	-1.11%
S&P 500	-16.51%	-5.38%
Growth Funds Average	-18.96%	n/a *
Large-Cap Core Funds Average	-18.15%	n/a *

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Class T on December 28, 1998, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Dividend Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL B	-14.36%	-2.80%
Fidelity Adv Dividend Growth - CL B (incl. contingent deferred sales charge)	-18.64%	-5.72%
S&P 500	-16.51%	-19.51%
Growth Funds Average	-18.96%	n/a *
Large-Cap Core Funds Average	-18.15%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL B	-14.36%	-0.72%
Fidelity Adv Dividend Growth - CL B (incl. contingent deferred sales charge)	-18.64%	-1.49%
S&P 500	-16.51%	-5.38%
Growth Funds Average	-18.96%	n/a *
Large-Cap Core Funds Average	-18.15%	n/a *

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Class B on December 28, 1998, when the fund started, including the effect of the applicable contingent deferred sales charge. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Dividend Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL C	-14.27%	-2.70%
Fidelity Adv Dividend Growth - CL C (incl. contingent deferred sales charge)	-15.13%	-2.70%
S&P 500	-16.51%	-19.51%
Growth Funds Average	-18.96%	n/a *
Large-Cap Core Funds Average	-18.15%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - CL C	-14.27%	-0.69%
Fidelity Adv Dividend Growth - CL C (incl. contingent deferred sales charge)	-15.13%	-0.69%
S&P 500	-16.51%	-5.38%
Growth Funds Average	-18.96%	n/a *
Large-Cap Core Funds Average	-18.15%	n/a *

* Not available

Annual Report

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dividend Growth Fund - Class C on December 28, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Charles Mangum, Portfolio Manager of Fidelity Advisor Dividend Growth Fund

Q. How did the fund perform, Charles?

A. The market continued to challenge investors. For the 12 months that ended November 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned -13.68%, -13.83%, -14.36% and -14.27%, respectively. In comparison, the Standard & Poor's 500 Index returned -16.51%, while the growth funds average returned -18.96% according to Lipper Inc.

Q. How would your report card read for the past 12 months?

A. The fund's outperformance was no victory, and I'm disappointed that shareholders lost money. Overall, I'd rate my stock selection as mediocre and my industry selection as pretty good. On the stock picking side, the fund was hurt badly by several poor bets within the health care group, most notably drug stock Bristol-Myers Squibb, which was down almost 50% during the period. The company missed several earnings targets and also experienced a series of mishaps within its research and product pipeline. In terms of industry selection, the fund's less-than-index exposure to technology stocks helped performance, as did positions in several telecommunication services names, such as Verizon and SBC Communications.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Drug stocks historically have performed well in tough markets, but that wasn't the case this time around. What happened?

A. If I had known in advance what type of environment we'd be operating in, I would have added to the fund's drug-stock positions, based on their track record. Unfortunately, the industry experienced a number of high-profile earnings misses during the period, and the potential for health care reform was topical in an election year. I also think investors shied away from stable-growth investments such as drug stocks in anticipation of a big economic recovery, which failed to materialize. One drug stock that I did add to during the period was Merck, which turned out to be a pleasant surprise. Merck got through the patent expiration cycle relatively unscathed, and I felt the company had a few new products that could help drive its growth.

Q. How did you play the technology sector?

A. I stayed defensive for most of the period by holding small stakes in high-quality industry leaders such as Microsoft and Dell Computer, the latter of which was one of the few technology stocks to register a positive return during the period. Toward the end of the period, I got a little more aggressive and added to infrastructure stocks such as EMC, Comverse Technology and Sun Microsystems, among others. These stocks had dipped to valuations that were hard to ignore, and I felt their long-term survival chances were good. As the market rebounded in October and November, the collective gains from these more aggressive tech stocks helped performance.

Q. Which other stocks performed well for the fund? Which others were disappointing?

A. Our top performer was Clear Channel Communications, which operates radio stations and outdoor billboards. Clear Channel's fundamentals showed steady improvement throughout the period, and an uptick in advertising spending generated good revenue growth. Coca-Cola also performed well as a defensive stock in an unstable environment. In terms of disappointments, the fund's position in Irish biotechnology company Elan detracted from performance. I also regret my decision to avoid some of the higher-quality names across different sectors, including Wal-Mart in the retail space, and Johnson & Johnson in the health care group. Against the uncertain backdrop, investors tended to favor these types of "household name" stocks.

Q. What's your outlook, Charles?

A. I'm seeing a lot of positive signs as we head into 2003. Earnings are starting to pick up, dividends are growing again, and we're starting to see more confidence - both in the overall market and in the integrity of earnings reports. In addition, high-yield spreads - which measure the amount of yield investors receive for taking on more risk - are coming down, which typically means the availability of capital is loosening. These are all good signs for the market, but I would add a strong word of caution. Unlike past years, I don't think we're going to see a runaway bull market anytime soon. These signs instead point to slow and steady improvement. We may be entering a cycle where the market moves three steps forward and one step back.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 28, 1998

Size: as of November 30, 2002, more than $2.9 billion

Manager: Charles Mangum, since inception; joined Fidelity in 1990

3

Charles Mangum talks about the finance sector:

"Finance stocks have always played a key role within the fund, and during this particular period I was more interested in finance stocks with upside leverage than those with downside protection.

"I felt bank stocks, for example, fell into the downside protection category. They had a great run, but I thought their overall net interest margins had peaked, and I didn't think banks would see a significant bump in asset growth. Banks may grow 5%-8% annually over the next few years, which is fine, but I felt other areas - namely diversified financial companies with capital markets exposure - had better upside leverage.

"As a result, I added to the fund's positions in asset management companies such as Merrill Lynch and Morgan Stanley because they've worked diligently to cut costs and, in my mind, were more leveraged to an overall economic recovery than banks.

"I also gravitated to insurance stocks during the period, particularly American International Group (AIG), our third-largest holding at period end. AIG had good cash flow characteristics, and the company benefited from the current pricing cycle in the global property and casualty market."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.6	6.8
Clear Channel Communications, Inc.	5.7	4.9
American International Group, Inc.	4.8	4.5
General Electric Co.	4.5	4.5
Fannie Mae	4.2	4.3
Citigroup, Inc.	3.8	3.0
Merck & Co., Inc.	3.1	0.5
Pfizer, Inc.	2.8	2.5
Verizon Communications, Inc.	2.6	2.1
Merrill Lynch & Co., Inc.	2.5	1.3
	40.6
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	21.6
Health Care	17.9	17.5
Consumer Discretionary	12.4	12.6
Information Technology	10.8	12.2
Industrials	8.0	8.1
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks and Equity Futures 95.4%		Stocks 94.8%
	Convertible Securities 2.0%		Bonds 0.1%
	Short-Term Investments and Net Other Assets 2.6%		Convertible Securities 2.2%
Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	0.8%	** Foreign investments	1.6%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.1%
Dana Corp.	228,200	$ 3,081
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	851,600	15,755
Household Durables - 0.1%
Leggett & Platt, Inc.	110,300	2,633
Media - 8.2%
AOL Time Warner, Inc. (a)	4,221,086	69,099
Clear Channel Communications, Inc. (a)	3,825,700	166,265
Comcast Corp. Class A (a)	305,356	7,158
Cox Communications, Inc. Class A (a)	17,400	527
		243,049
Multiline Retail - 0.3%
Target Corp.	255,600	8,890
Specialty Retail - 2.8%
Home Depot, Inc.	2,201,095	58,153
Limited Brands, Inc.	226,550	3,854
Lowe's Companies, Inc.	392,900	16,305
Office Depot, Inc. (a)	169,400	3,000
		81,312
TOTAL CONSUMER DISCRETIONARY		354,720
CONSUMER STAPLES - 7.0%
Beverages - 2.1%
PepsiCo, Inc.	813,596	34,562
The Coca-Cola Co.	576,500	26,311
		60,873
Food & Drug Retailing - 2.0%
CVS Corp.	1,641,700	44,129
Safeway, Inc. (a)	616,400	14,658
		58,787
Food Products - 0.1%
Fresh Del Monte Produce, Inc.	53,200	1,218
McCormick & Co., Inc. (non-vtg.)	49,100	1,168
		2,386
Personal Products - 1.3%
Alberto-Culver Co.:
Class A	13,190	619
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Alberto-Culver Co.: - continued
Class B	659,700	$ 32,688
Gillette Co.	218,820	6,635
		39,942
Tobacco - 1.5%
Philip Morris Companies, Inc.	1,180,920	44,544
TOTAL CONSUMER STAPLES		206,532
ENERGY - 6.6%
Energy Equipment & Services - 1.2%
Cooper Cameron Corp. (a)	70,000	3,588
Diamond Offshore Drilling, Inc.	228,000	5,116
ENSCO International, Inc.	116,200	3,251
GlobalSantaFe Corp.	328,347	8,412
Halliburton Co.	222,080	4,664
Pride International, Inc. (a)	32,200	450
Rowan Companies, Inc.	53,300	1,135
Transocean, Inc.	341,600	8,301
		34,917
Oil & Gas - 5.4%
ChevronTexaco Corp.	563,500	37,771
ConocoPhillips	1,490,686	71,270
Enbridge Energy Management LLC	27,859	942
Exxon Mobil Corp.	1,415,200	49,249
		159,232
TOTAL ENERGY		194,149
FINANCIALS - 21.8%
Banks - 2.9%
Bank of America Corp.	131,800	9,237
Bank One Corp.	300,900	11,883
Comerica, Inc.	155,670	7,368
FleetBoston Financial Corp.	1,109,030	30,088
Synovus Financial Corp.	321,400	6,695
Wachovia Corp.	578,856	20,347
		85,618
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - 12.6%
Citigroup, Inc.	2,834,986	$ 110,224
Fannie Mae	1,975,440	124,551
Merrill Lynch & Co., Inc.	1,706,200	74,220
Morgan Stanley	1,383,680	62,598
		371,593
Insurance - 6.3%
ACE Ltd.	29,700	1,013
Allmerica Financial Corp.	363,200	3,992
Allstate Corp.	140,900	5,499
American International Group, Inc.	2,167,592	141,219
Hartford Financial Services Group, Inc.	437,800	21,478
MGIC Investment Corp.	37,730	1,761
PartnerRe Ltd.	59,000	2,985
Travelers Property Casualty Corp.:
Class A	109,997	1,754
Class B (a)	225,995	3,616
		183,317
TOTAL FINANCIALS		640,528
HEALTH CARE - 17.9%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	801,400	25,637
C.R. Bard, Inc.	49,000	2,720
Respironics, Inc. (a)	95,200	2,767
		31,124
Health Care Providers & Services - 6.8%
Cardinal Health, Inc.	3,176,305	195,462
HCA, Inc.	123,500	4,962
		200,424
Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	1,524,560	40,401
Merck & Co., Inc.	1,562,400	92,822
Pfizer, Inc.	2,590,800	81,714
Pharmacia Corp.	411,100	17,390
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	2,051,360	$ 46,484
Wyeth	424,000	16,294
		295,105
TOTAL HEALTH CARE		526,653
INDUSTRIALS - 8.0%
Airlines - 0.1%
Delta Air Lines, Inc.	135,200	1,825
Commercial Services & Supplies - 1.1%
ChoicePoint, Inc. (a)	269,233	10,118
First Data Corp.	502,700	17,414
NCO Group, Inc. (a)	341,700	5,580
		33,112
Industrial Conglomerates - 6.2%
General Electric Co.	4,867,720	131,915
Tyco International Ltd.	2,796,400	49,888
		181,803
Machinery - 0.5%
Ingersoll-Rand Co. Ltd. Class A	352,900	16,304
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	113,880	2,885
TOTAL INDUSTRIALS		235,929
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.4%
CIENA Corp. (a)	697,600	4,639
Cisco Systems, Inc. (a)	589,300	8,792
Comverse Technology, Inc. (a)	703,700	8,529
Motorola, Inc.	1,525,200	17,357
Polycom, Inc. (a)	160,700	1,834
		41,151
Computers & Peripherals - 2.9%
Dell Computer Corp. (a)	1,191,300	34,035
EMC Corp. (a)	1,136,100	8,237
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	1,483,100	$ 28,891
Sun Microsystems, Inc. (a)	3,487,700	14,966
		86,129
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	1,421,400	6,567
Thermo Electron Corp.	52,100	1,021
		7,588
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	193,600	3,537
Semiconductor Equipment & Products - 2.8%
Altera Corp. (a)	290,000	4,214
Analog Devices, Inc. (a)	478,100	14,673
Applied Materials, Inc. (a)	246,500	4,203
Intel Corp.	636,760	13,296
KLA-Tencor Corp. (a)	197,400	8,719
LAM Research Corp. (a)	346,600	5,629
Linear Technology Corp.	107,299	3,566
Micron Technology, Inc. (a)	521,600	8,246
Novellus Systems, Inc. (a)	129,500	4,700
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	451,000	4,149
United Microelectronics Corp. sponsored ADR (a)	1,006,135	4,568
Xilinx, Inc. (a)	260,700	6,424
		82,387
Software - 1.9%
Adobe Systems, Inc.	204,800	6,048
Computer Associates International, Inc.	377,000	5,696
Microsoft Corp. (a)	610,380	35,292
Network Associates, Inc. (a)	132,900	2,425
VERITAS Software Corp. (a)	441,300	8,023
		57,484
TOTAL INFORMATION TECHNOLOGY		278,276
MATERIALS - 0.7%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	42,700	1,905
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.6%
Alcoa, Inc.	743,440	$ 18,995
TOTAL MATERIALS		20,900
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 6.5%
AT&T Corp.	188,783	5,293
BellSouth Corp.	1,172,000	32,582
Qwest Communications International, Inc. (a)	5,269,000	25,502
SBC Communications, Inc.	1,756,389	50,057
Verizon Communications, Inc.	1,841,550	77,124
		190,558
UTILITIES - 1.5%
Electric Utilities - 1.4%
FirstEnergy Corp.	877,200	27,790
Southern Co.	433,600	11,343
Wisconsin Energy Corp.	10,500	242
		39,375
Gas Utilities - 0.1%
NiSource, Inc.	199,600	3,890
TOTAL UTILITIES		43,265
TOTAL COMMON STOCKS (Cost $2,908,366)		2,691,510
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financials - 0.1%
AES Trust VII $3.00 (Cost $3,001)	168,100	1,313
Corporate Bonds - 1.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.3%
EchoStar Communications Corp.:
4.875% 1/1/07	$ 5,260	$ 4,366
5.75% 5/15/08 (c)	3,040	2,596
		6,962
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c)	2,983	3,794
TOTAL CONSUMER DISCRETIONARY		10,756
FINANCIALS - 0.1%
Diversified Financials - 0.1%
IOS Capital LLC 5% 5/1/07 (c)	2,210	1,971
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 2% 1/1/07	3,540	2,544
CIENA Corp. 3.75% 2/1/08	3,170	2,037
Juniper Networks, Inc. 4.75% 3/15/07	8,470	6,481
ONI Systems Corp. 5% 10/15/05	11,930	9,591
		20,653
Electronic Equipment & Instruments - 0.3%
Sanmina-SCI Corp. 4.25% 5/1/04	10,210	9,457
Semiconductor Equipment & Products - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	1,778	1,323
ASML Holding NV 4.25% 11/30/04 (c)	3,250	2,856
Vitesse Semiconductor Corp. 4% 3/15/05	9,550	7,545
		11,724
TOTAL INFORMATION TECHNOLOGY		41,834
TOTAL CONVERTIBLE BONDS		54,561
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.0%
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
9.375% 9/15/10	$ 2,380	$ 1,071
9.5% 6/1/09	795	374
		1,445
TOTAL CORPORATE BONDS (Cost $59,596)		56,006
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 1.18% 1/30/03 (d) (Cost $7,585)	7,600	7,585
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 1.47% (b) (Cost $203,992)	203,992,461	203,992
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,182,540)		2,960,406
NET OTHER ASSETS - (0.6)%		(16,569)
NET ASSETS - 100%		$ 2,943,837
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
500 S&P 500® Index Contracts	Dec. 2002	$ 117,000	$ 566
The face value of futures purchased as a percentage of net assets - 4.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,217,000 or 0.4% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,585,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,621,340,000 and $1,609,274,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $187,000 for the period.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $166,637,000 of which $11,880,000, $1,257,000, $42,557,000 and $110,943,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $32,847,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (cost $3,182,540) - See accompanying schedule		$ 2,960,406
Receivable for investments sold		13,452
Receivable for fund shares sold		3,319
Dividends receivable		3,412
Interest receivable		875
Total assets		2,981,464

Liabilities
Payable for investments purchased	$ 29,268
Payable for fund shares redeemed	5,386
Accrued management fee	1,329
Distribution fees payable	1,206
Payable for daily variation on futures contracts	250
Other payables and accrued expenses	188
Total liabilities		37,627

Net Assets		$ 2,943,837
Net Assets consist of:
Paid in capital		$ 3,373,915
Undistributed net investment income		11,755
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(220,265)
Net unrealized appreciation (depreciation) on investments		(221,568)
Net Assets		$ 2,943,837

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($220,449 ÷ 22,118 shares)	$ 9.97

Maximum offering price per share (100/94.25 of $9.97)	$ 10.58
Class T: Net Asset Value and redemption price per share ($1,467,017 ÷ 148,085 shares)	$ 9.91

Maximum offering price per share (100/96.50 of $9.91)	$ 10.27
Class B: Net Asset Value and offering price per share ($430,398 ÷ 44,267 shares) A	$ 9.72

Class C: Net Asset Value and offering price per share ($336,253 ÷ 34,558 shares) A	$ 9.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,720 ÷ 48,618 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 38,398
Interest		9,421
Security lending		58
Total income		47,877

Expenses
Management fee	$ 15,113
Transfer agent fees	6,162
Distribution fees	14,779
Accounting and security lending fees	526
Non-interested trustees' compensation	9
Custodian fees and expenses	63
Registration fees	149
Audit	38
Legal	14
Miscellaneous	152
Total expenses before reductions	37,005
Expense reductions	(1,237)	35,768
Net investment income (loss)		12,109
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities		(144,383)
Change in net unrealized appreciation (depreciation) on: Investment securities	(281,695)
Futures contracts	566
Total change in net unrealized appreciation (depreciation)		(281,129)
Net gain (loss)		(425,512)
Net increase (decrease) in net assets resulting from operations		$ (413,403)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,109	$ 2,437
Net realized gain (loss)	(144,383)	(56,318)
Change in net unrealized appreciation (depreciation)	(281,129)	(13,814)
Net increase (decrease) in net assets resulting from operations	(413,403)	(67,695)
Distributions to shareholders from net investment income	(2,736)	-
Share transactions - net increase (decrease)	1,071,727	1,499,618
Total increase (decrease) in net assets	655,588	1,431,923

Net Assets
Beginning of period	2,288,249	856,326
End of period (including undistributed net investment income of $11,755 and undistributed net investment income of $2,463, respectively)	$ 2,943,837	$ 2,288,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 11.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07 H	.06	.02	.01
Net realized and unrealized gain (loss)	(1.65)H	(.35)	1.11	.73
Total from investment operations	(1.58)	(.29)	1.13	.74
Distributions from net investment income	(.03)	-	-	-
Net asset value, end of period	$ 9.97	$ 11.58	$ 11.87	$ 10.74
Total Return B,C,D	(13.68)%	(2.44)%	10.52%	7.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16%	1.13%	1.16%	1.25% A
Expenses net of voluntary waivers, if any	1.16%	1.13%	1.16%	1.25% A
Expenses net of all reductions	1.11%	1.10%	1.13%	1.23% A
Net investment income (loss)	.73%H	.50%	.15%	.10% A
Supplemental Data
Net assets, end of period (in millions)	$ 220	$ 121	$ 48	$ 45
Portfolio turnover rate	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .60%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.83	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05H	.03	(.01)	(.01)
Net realized and unrealized gain (loss)	(1.64)H	(.35)	1.12	.73
Total from investment operations	(1.59)	(.32)	1.11	.72
Distributions from net investment income	(.01)	-	-	-
Net asset value, end of period	$ 9.91	$ 11.51	$ 11.83	$ 10.72
Total Return B, C, D	(13.83)%	(2.70)%	10.35%	7.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.36%	1.34%	1.38%	1.46% A
Expenses net of voluntary waivers, if any	1.36%	1.34%	1.38%	1.46% A
Expenses net of all reductions	1.32%	1.31%	1.35%	1.45% A
Net investment income (loss)	.53%H	.29%	(.07)%	(.12)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,467	$ 1,255	$ 323	$ 286
Portfolio turnover rate	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .39%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-H	(.03)	(.06)	(.06)
Net realized and unrealized gain (loss)	(1.63)H	(.33)	1.10	.73
Total from investment operations	(1.63)	(.36)	1.04	.67
Net asset value, end of period	$ 9.72	$ 11.35	$ 11.71	$ 10.67
Total Return B,C,D	(14.36)%	(3.07)%	9.75%	6.70%
Ratios to Average Net Assets G
Expenses before expense reductions	1.91%	1.88%	1.89%	1.97% A
Expenses net of voluntary waivers, if any	1.91%	1.88%	1.89%	1.97% A
Expenses net of all reductions	1.87%	1.85%	1.86%	1.96% A
Net investment income (loss)	(.02)%H	(.25)%	(.58)%	(.63)% A
Supplemental Data
Net assets, end of period (in millions)	$ 430	$ 427	$ 274	$ 272
Portfolio turnover rate	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.16)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.72	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-H	(.02)	(.06)	(.06)
Net realized and unrealized gain (loss)	(1.62)H	(.35)	1.10	.74
Total from investment operations	(1.62)	(.37)	1.04	.68
Net asset value, end of period	$ 9.73	$ 11.35	$ 11.72	$ 10.68
Total Return B,C,D	(14.27)%	(3.16)%	9.74%	6.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87%	1.84%	1.86%	1.96% A
Expenses net of voluntary waivers, if any	1.87%	1.84%	1.86%	1.96% A
Expenses net of all reductions	1.82%	1.81%	1.83%	1.94% A
Net investment income (loss)	.02%H	(.21)%	(.55)%	(.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 336	$ 290	$ 162	$ 156
Portfolio turnover rate	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.11)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 11.95	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11G	.10	.06	.04
Net realized and unrealized gain (loss)	(1.67)G	(.35)	1.12	.73
Total from investment operations	(1.56)	(.25)	1.18	.77
Distributions from net investment income	(.07)	-	-	-
Net asset value, end of period	$ 10.07	$ 11.70	$ 11.95	$ 10.77
Total Return B,C	(13.42)%	(2.09)%	10.96%	7.70%
Ratios to Average Net Assets F
Expenses before expense reductions	.78%	.78%	.81%	.95% A
Expenses net of voluntary waivers, if any	.78%	.78%	.81%	.95% A
Expenses net of all reductions	.73%	.76%	.78%	.93% A
Net investment income (loss)	1.11%G	.85%	.50%	.40% A
Supplemental Data
Net assets, end of period (in millions)	$ 490	$ 195	$ 49	$ 26
Portfolio turnover rate	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .98%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

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1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 199,049
Unrealized depreciation	(439,422)
Net unrealized appreciation (depreciation)	$ (240,373)
Undistributed ordinary income	9,780
Capital loss carryforward	(166,637)
Total Distributable earnings	$ (397,230)
Cost for federal income tax purposes	$ 3,200,779

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 2,736

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,391 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $3,434; decrease net unrealized appreciation/depreciation by $1,976 and decrease net realized gain (loss) by $1,458. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

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4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 476	$ -	$ 29
Class T	.27%	.25%	6,696	5	192
Class B	.75%	.25%	4,390	3,293	-
Class C	.75%	.25%	3,217	1,233	-
			$ 14,779	$ 4,531	$ 221

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 588	$ 258
Class T	745	217
Class B*	1,394	1,394
Class C*	94	94
	$ 2,821	$ 1,963

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 491.27
Class T	2,993.23
Class B	1,295.30
Class C	802.25
Institutional Class	581.16
	$ 6,162

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,457 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 1,014	$ 2
Class A	29	-	-
Class T	192	-	-
	$ 221	$ 1,014	$ 2

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 326	$ -
Class T	1,121	-
Institutional Class	1,289	-
Total	$ 2,736	$ -

9. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 20% of the total outstanding shares of the fund.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30,		Year ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	16,601	8,367	$ 175,551	$ 99,052
Reinvestment of distributions	24	-	290	-
Shares redeemed	(4,977)	(1,939)	(49,139)	(22,472)
Net increase (decrease)	11,648	6,428	$ 126,702	$ 76,580
Class T
Shares sold	68,679	98,948	$ 711,055	$ 1,172,240
Reinvestment of distributions	93	-	1,079	-
Shares redeemed	(29,710)	(17,275)	(299,681)	(202,067)
Net increase (decrease)	39,062	81,673	$ 412,453	$ 970,173
Class B
Shares sold	17,207	19,782	$ 181,555	$ 229,912
Shares redeemed	(10,515)	(5,631)	(101,273)	(63,739)
Net increase (decrease)	6,692	14,151	$ 80,282	$ 166,173
Class C
Shares sold	17,317	15,846	$ 181,926	$ 183,972
Shares redeemed	(8,321)	(4,089)	(80,654)	(46,211)
Net increase (decrease)	8,996	11,757	$ 101,272	$ 137,761
Institutional Class
Shares sold	45,787	15,785	$ 483,735	$ 185,221
Reinvestment of distributions	55	-	645	-
Shares redeemed	(13,908)	(3,189)	(133,362)	(36,290)
Net increase (decrease)	31,934	12,596	$ 351,018	$ 148,931

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Dividend Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Dividend Growth Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Dividend Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Dividend Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Dividend Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Charles Mangum (38)

Year of Election or Appointment: 1998

Vice President of Advisor Dividend Growth. Mr. Mangum is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mangum managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Dividend Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Dividend Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Dividend Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1998 Assistant Treasurer of Advisor Dividend Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Dividend Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Dividend Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Dividend Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Class A and Class T designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ADGF-ANN-0103 335409
1.733548.103

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Dividend Growth

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Dividend Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Dividend Growth - Inst CL	-13.42%	1.30%
S&P 500 ®	-16.51%	-19.51%
Growth Funds Average	-18.96%	n/a *
Large-Cap Core Funds Average	-18.15%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dividend Growth - Inst CL	-13.42%	0.33%
S&P 500	-16.51%	-5.38%
Growth Funds Average	-18.96%	n/a *
Large-Cap Core Funds Average	-18.15%	n/a *

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Dividend Growth Fund - Institutional Class on December 28, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Charles Mangum, Portfolio Manager of Fidelity Advisor Dividend Growth Fund

Q. How did the fund perform, Charles?

A. The market continued to challenge investors. For the 12 months that ended November 30, 2002, the fund's Institutional Class shares returned -13.42%. In comparison, the Standard & Poor's 500 Index returned -16.51%, while the growth funds average returned -18.96% according to Lipper Inc.

Q. How would your report card read for the past 12 months?

A. The fund's outperformance was no victory, and I'm disappointed that shareholders lost money. Overall, I'd rate my stock selection as mediocre and my industry selection as pretty good. On the stock picking side, the fund was hurt badly by several poor bets within the health care group, most notably drug stock Bristol-Myers Squibb, which was down almost 50% during the period. The company missed several earnings targets and also experienced a series of mishaps within its research and product pipeline. In terms of industry selection, the fund's less-than-index exposure to technology stocks helped performance, as did positions in several telecommunication services names, such as Verizon and SBC Communications.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Drug stocks historically have performed well in tough markets, but that wasn't the case this time around. What happened?

A. If I had known in advance what type of environment we'd be operating in, I would have added to the fund's drug-stock positions, based on their track record. Unfortunately, the industry experienced a number of high-profile earnings misses during the period, and the potential for health care reform was topical in an election year. I also think investors shied away from stable-growth investments such as drug stocks in anticipation of a big economic recovery, which failed to materialize. One drug stock that I did add to during the period was Merck, which turned out to be a pleasant surprise. Merck got through the patent expiration cycle relatively unscathed, and I felt the company had a few new products that could help drive its growth.

Q. How did you play the technology sector?

A. I stayed defensive for most of the period by holding small stakes in high-quality industry leaders such as Microsoft and Dell Computer, the latter of which was one of the few technology stocks to register a positive return during the period. Toward the end of the period, I got a little more aggressive and added to infrastructure stocks such as EMC, Comverse Technology and Sun Microsystems, among others. These stocks had dipped to valuations that were hard to ignore, and I felt their long-term survival chances were good. As the market rebounded in October and November, the collective gains from these more aggressive tech stocks helped performance.

Q. Which other stocks performed well for the fund? Which others were disappointing?

A. Our top performer was Clear Channel Communications, which operates radio stations and outdoor billboards. Clear Channel's fundamentals showed steady improvement throughout the period, and an uptick in advertising spending generated good revenue growth. Coca-Cola also performed well as a defensive stock in an unstable environment. In terms of disappointments, the fund's position in Irish biotechnology company Elan detracted from performance. I also regret my decision to avoid some of the higher-quality names across different sectors, including Wal-Mart in the retail space, and Johnson & Johnson in the health care group. Against the uncertain backdrop, investors tended to favor these types of "household name" stocks.

Q. What's your outlook, Charles?

A. I'm seeing a lot of positive signs as we head into 2003. Earnings are starting to pick up, dividends are growing again, and we're starting to see more confidence - both in the overall market and in the integrity of earnings reports. In addition, high-yield spreads - which measure the amount of yield investors receive for taking on more risk - are coming down, which typically means the availability of capital is loosening. These are all good signs for the market, but I would add a strong word of caution. Unlike past years, I don't think we're going to see a runaway bull market anytime soon. These signs instead point to slow and steady improvement. We may be entering a cycle where the market moves three steps forward and one step back.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 28, 1998

Size: as of November 30, 2002, more than $2.9 billion

Manager: Charles Mangum, since inception; joined Fidelity in 1990

3

Charles Mangum talks about the finance sector:

"Finance stocks have always played a key role within the fund, and during this particular period I was more interested in finance stocks with upside leverage than those with downside protection.

"I felt bank stocks, for example, fell into the downside protection category. They had a great run, but I thought their overall net interest margins had peaked, and I didn't think banks would see a significant bump in asset growth. Banks may grow 5%-8% annually over the next few years, which is fine, but I felt other areas - namely diversified financial companies with capital markets exposure - had better upside leverage.

"As a result, I added to the fund's positions in asset management companies such as Merrill Lynch and Morgan Stanley because they've worked diligently to cut costs and, in my mind, were more leveraged to an overall economic recovery than banks.

"I also gravitated to insurance stocks during the period, particularly American International Group (AIG), our third-largest holding at period end. AIG had good cash flow characteristics, and the company benefited from the current pricing cycle in the global property and casualty market."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.6	6.8
Clear Channel Communications, Inc.	5.7	4.9
American International Group, Inc.	4.8	4.5
General Electric Co.	4.5	4.5
Fannie Mae	4.2	4.3
Citigroup, Inc.	3.8	3.0
Merck & Co., Inc.	3.1	0.5
Pfizer, Inc.	2.8	2.5
Verizon Communications, Inc.	2.6	2.1
Merrill Lynch & Co., Inc.	2.5	1.3
	40.6
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	21.6
Health Care	17.9	17.5
Consumer Discretionary	12.4	12.6
Information Technology	10.8	12.2
Industrials	8.0	8.1
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks and Equity Futures 95.4%		Stocks 94.8%
	Convertible Securities 2.0%		Bonds 0.1%
	Short-Term Investments and Net Other Assets 2.6%		Convertible Securities 2.2%
Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	0.8%	** Foreign investments	1.6%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.1%
Dana Corp.	228,200	$ 3,081
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	851,600	15,755
Household Durables - 0.1%
Leggett & Platt, Inc.	110,300	2,633
Media - 8.2%
AOL Time Warner, Inc. (a)	4,221,086	69,099
Clear Channel Communications, Inc. (a)	3,825,700	166,265
Comcast Corp. Class A (a)	305,356	7,158
Cox Communications, Inc. Class A (a)	17,400	527
		243,049
Multiline Retail - 0.3%
Target Corp.	255,600	8,890
Specialty Retail - 2.8%
Home Depot, Inc.	2,201,095	58,153
Limited Brands, Inc.	226,550	3,854
Lowe's Companies, Inc.	392,900	16,305
Office Depot, Inc. (a)	169,400	3,000
		81,312
TOTAL CONSUMER DISCRETIONARY		354,720
CONSUMER STAPLES - 7.0%
Beverages - 2.1%
PepsiCo, Inc.	813,596	34,562
The Coca-Cola Co.	576,500	26,311
		60,873
Food & Drug Retailing - 2.0%
CVS Corp.	1,641,700	44,129
Safeway, Inc. (a)	616,400	14,658
		58,787
Food Products - 0.1%
Fresh Del Monte Produce, Inc.	53,200	1,218
McCormick & Co., Inc. (non-vtg.)	49,100	1,168
		2,386
Personal Products - 1.3%
Alberto-Culver Co.:
Class A	13,190	619
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Alberto-Culver Co.: - continued
Class B	659,700	$ 32,688
Gillette Co.	218,820	6,635
		39,942
Tobacco - 1.5%
Philip Morris Companies, Inc.	1,180,920	44,544
TOTAL CONSUMER STAPLES		206,532
ENERGY - 6.6%
Energy Equipment & Services - 1.2%
Cooper Cameron Corp. (a)	70,000	3,588
Diamond Offshore Drilling, Inc.	228,000	5,116
ENSCO International, Inc.	116,200	3,251
GlobalSantaFe Corp.	328,347	8,412
Halliburton Co.	222,080	4,664
Pride International, Inc. (a)	32,200	450
Rowan Companies, Inc.	53,300	1,135
Transocean, Inc.	341,600	8,301
		34,917
Oil & Gas - 5.4%
ChevronTexaco Corp.	563,500	37,771
ConocoPhillips	1,490,686	71,270
Enbridge Energy Management LLC	27,859	942
Exxon Mobil Corp.	1,415,200	49,249
		159,232
TOTAL ENERGY		194,149
FINANCIALS - 21.8%
Banks - 2.9%
Bank of America Corp.	131,800	9,237
Bank One Corp.	300,900	11,883
Comerica, Inc.	155,670	7,368
FleetBoston Financial Corp.	1,109,030	30,088
Synovus Financial Corp.	321,400	6,695
Wachovia Corp.	578,856	20,347
		85,618
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - 12.6%
Citigroup, Inc.	2,834,986	$ 110,224
Fannie Mae	1,975,440	124,551
Merrill Lynch & Co., Inc.	1,706,200	74,220
Morgan Stanley	1,383,680	62,598
		371,593
Insurance - 6.3%
ACE Ltd.	29,700	1,013
Allmerica Financial Corp.	363,200	3,992
Allstate Corp.	140,900	5,499
American International Group, Inc.	2,167,592	141,219
Hartford Financial Services Group, Inc.	437,800	21,478
MGIC Investment Corp.	37,730	1,761
PartnerRe Ltd.	59,000	2,985
Travelers Property Casualty Corp.:
Class A	109,997	1,754
Class B (a)	225,995	3,616
		183,317
TOTAL FINANCIALS		640,528
HEALTH CARE - 17.9%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	801,400	25,637
C.R. Bard, Inc.	49,000	2,720
Respironics, Inc. (a)	95,200	2,767
		31,124
Health Care Providers & Services - 6.8%
Cardinal Health, Inc.	3,176,305	195,462
HCA, Inc.	123,500	4,962
		200,424
Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	1,524,560	40,401
Merck & Co., Inc.	1,562,400	92,822
Pfizer, Inc.	2,590,800	81,714
Pharmacia Corp.	411,100	17,390
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	2,051,360	$ 46,484
Wyeth	424,000	16,294
		295,105
TOTAL HEALTH CARE		526,653
INDUSTRIALS - 8.0%
Airlines - 0.1%
Delta Air Lines, Inc.	135,200	1,825
Commercial Services & Supplies - 1.1%
ChoicePoint, Inc. (a)	269,233	10,118
First Data Corp.	502,700	17,414
NCO Group, Inc. (a)	341,700	5,580
		33,112
Industrial Conglomerates - 6.2%
General Electric Co.	4,867,720	131,915
Tyco International Ltd.	2,796,400	49,888
		181,803
Machinery - 0.5%
Ingersoll-Rand Co. Ltd. Class A	352,900	16,304
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	113,880	2,885
TOTAL INDUSTRIALS		235,929
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.4%
CIENA Corp. (a)	697,600	4,639
Cisco Systems, Inc. (a)	589,300	8,792
Comverse Technology, Inc. (a)	703,700	8,529
Motorola, Inc.	1,525,200	17,357
Polycom, Inc. (a)	160,700	1,834
		41,151
Computers & Peripherals - 2.9%
Dell Computer Corp. (a)	1,191,300	34,035
EMC Corp. (a)	1,136,100	8,237
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	1,483,100	$ 28,891
Sun Microsystems, Inc. (a)	3,487,700	14,966
		86,129
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	1,421,400	6,567
Thermo Electron Corp.	52,100	1,021
		7,588
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	193,600	3,537
Semiconductor Equipment & Products - 2.8%
Altera Corp. (a)	290,000	4,214
Analog Devices, Inc. (a)	478,100	14,673
Applied Materials, Inc. (a)	246,500	4,203
Intel Corp.	636,760	13,296
KLA-Tencor Corp. (a)	197,400	8,719
LAM Research Corp. (a)	346,600	5,629
Linear Technology Corp.	107,299	3,566
Micron Technology, Inc. (a)	521,600	8,246
Novellus Systems, Inc. (a)	129,500	4,700
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	451,000	4,149
United Microelectronics Corp. sponsored ADR (a)	1,006,135	4,568
Xilinx, Inc. (a)	260,700	6,424
		82,387
Software - 1.9%
Adobe Systems, Inc.	204,800	6,048
Computer Associates International, Inc.	377,000	5,696
Microsoft Corp. (a)	610,380	35,292
Network Associates, Inc. (a)	132,900	2,425
VERITAS Software Corp. (a)	441,300	8,023
		57,484
TOTAL INFORMATION TECHNOLOGY		278,276
MATERIALS - 0.7%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	42,700	1,905
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.6%
Alcoa, Inc.	743,440	$ 18,995
TOTAL MATERIALS		20,900
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 6.5%
AT&T Corp.	188,783	5,293
BellSouth Corp.	1,172,000	32,582
Qwest Communications International, Inc. (a)	5,269,000	25,502
SBC Communications, Inc.	1,756,389	50,057
Verizon Communications, Inc.	1,841,550	77,124
		190,558
UTILITIES - 1.5%
Electric Utilities - 1.4%
FirstEnergy Corp.	877,200	27,790
Southern Co.	433,600	11,343
Wisconsin Energy Corp.	10,500	242
		39,375
Gas Utilities - 0.1%
NiSource, Inc.	199,600	3,890
TOTAL UTILITIES		43,265
TOTAL COMMON STOCKS (Cost $2,908,366)		2,691,510
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financials - 0.1%
AES Trust VII $3.00 (Cost $3,001)	168,100	1,313
Corporate Bonds - 1.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.3%
EchoStar Communications Corp.:
4.875% 1/1/07	$ 5,260	$ 4,366
5.75% 5/15/08 (c)	3,040	2,596
		6,962
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c)	2,983	3,794
TOTAL CONSUMER DISCRETIONARY		10,756
FINANCIALS - 0.1%
Diversified Financials - 0.1%
IOS Capital LLC 5% 5/1/07 (c)	2,210	1,971
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 2% 1/1/07	3,540	2,544
CIENA Corp. 3.75% 2/1/08	3,170	2,037
Juniper Networks, Inc. 4.75% 3/15/07	8,470	6,481
ONI Systems Corp. 5% 10/15/05	11,930	9,591
		20,653
Electronic Equipment & Instruments - 0.3%
Sanmina-SCI Corp. 4.25% 5/1/04	10,210	9,457
Semiconductor Equipment & Products - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	1,778	1,323
ASML Holding NV 4.25% 11/30/04 (c)	3,250	2,856
Vitesse Semiconductor Corp. 4% 3/15/05	9,550	7,545
		11,724
TOTAL INFORMATION TECHNOLOGY		41,834
TOTAL CONVERTIBLE BONDS		54,561
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.0%
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
9.375% 9/15/10	$ 2,380	$ 1,071
9.5% 6/1/09	795	374
		1,445
TOTAL CORPORATE BONDS (Cost $59,596)		56,006
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 1.18% 1/30/03 (d) (Cost $7,585)	7,600	7,585
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 1.47% (b) (Cost $203,992)	203,992,461	203,992
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,182,540)		2,960,406
NET OTHER ASSETS - (0.6)%		(16,569)
NET ASSETS - 100%		$ 2,943,837
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
500 S&P 500® Index Contracts	Dec. 2002	$ 117,000	$ 566
The face value of futures purchased as a percentage of net assets - 4.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,217,000 or 0.4% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,585,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,621,340,000 and $1,609,274,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $187,000 for the period.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $166,637,000 of which $11,880,000, $1,257,000, $42,557,000 and $110,943,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $32,847,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (cost $3,182,540) - See accompanying schedule		$ 2,960,406
Receivable for investments sold		13,452
Receivable for fund shares sold		3,319
Dividends receivable		3,412
Interest receivable		875
Total assets		2,981,464

Liabilities
Payable for investments purchased	$ 29,268
Payable for fund shares redeemed	5,386
Accrued management fee	1,329
Distribution fees payable	1,206
Payable for daily variation on futures contracts	250
Other payables and accrued expenses	188
Total liabilities		37,627

Net Assets		$ 2,943,837
Net Assets consist of:
Paid in capital		$ 3,373,915
Undistributed net investment income		11,755
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(220,265)
Net unrealized appreciation (depreciation) on investments		(221,568)
Net Assets		$ 2,943,837

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($220,449 ÷ 22,118 shares)	$ 9.97

Maximum offering price per share (100/94.25 of $9.97)	$ 10.58
Class T: Net Asset Value and redemption price per share ($1,467,017 ÷ 148,085 shares)	$ 9.91

Maximum offering price per share (100/96.50 of $9.91)	$ 10.27
Class B: Net Asset Value and offering price per share ($430,398 ÷ 44,267 shares) A	$ 9.72

Class C: Net Asset Value and offering price per share ($336,253 ÷ 34,558 shares) A	$ 9.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,720 ÷ 48,618 shares)	$ 10.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 38,398
Interest		9,421
Security lending		58
Total income		47,877

Expenses
Management fee	$ 15,113
Transfer agent fees	6,162
Distribution fees	14,779
Accounting and security lending fees	526
Non-interested trustees' compensation	9
Custodian fees and expenses	63
Registration fees	149
Audit	38
Legal	14
Miscellaneous	152
Total expenses before reductions	37,005
Expense reductions	(1,237)	35,768
Net investment income (loss)		12,109
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities		(144,383)
Change in net unrealized appreciation (depreciation) on: Investment securities	(281,695)
Futures contracts	566
Total change in net unrealized appreciation (depreciation)		(281,129)
Net gain (loss)		(425,512)
Net increase (decrease) in net assets resulting from operations		$ (413,403)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,109	$ 2,437
Net realized gain (loss)	(144,383)	(56,318)
Change in net unrealized appreciation (depreciation)	(281,129)	(13,814)
Net increase (decrease) in net assets resulting from operations	(413,403)	(67,695)
Distributions to shareholders from net investment income	(2,736)	-
Share transactions - net increase (decrease)	1,071,727	1,499,618
Total increase (decrease) in net assets	655,588	1,431,923

Net Assets
Beginning of period	2,288,249	856,326
End of period (including undistributed net investment income of $11,755 and undistributed net investment income of $2,463, respectively)	$ 2,943,837	$ 2,288,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 11.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07 H	.06	.02	.01
Net realized and unrealized gain (loss)	(1.65)H	(.35)	1.11	.73
Total from investment operations	(1.58)	(.29)	1.13	.74
Distributions from net investment income	(.03)	-	-	-
Net asset value, end of period	$ 9.97	$ 11.58	$ 11.87	$ 10.74
Total Return B,C,D	(13.68)%	(2.44)%	10.52%	7.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16%	1.13%	1.16%	1.25% A
Expenses net of voluntary waivers, if any	1.16%	1.13%	1.16%	1.25% A
Expenses net of all reductions	1.11%	1.10%	1.13%	1.23% A
Net investment income (loss)	.73%H	.50%	.15%	.10% A
Supplemental Data
Net assets, end of period (in millions)	$ 220	$ 121	$ 48	$ 45
Portfolio turnover rate	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .60%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.83	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05H	.03	(.01)	(.01)
Net realized and unrealized gain (loss)	(1.64)H	(.35)	1.12	.73
Total from investment operations	(1.59)	(.32)	1.11	.72
Distributions from net investment income	(.01)	-	-	-
Net asset value, end of period	$ 9.91	$ 11.51	$ 11.83	$ 10.72
Total Return B, C, D	(13.83)%	(2.70)%	10.35%	7.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.36%	1.34%	1.38%	1.46% A
Expenses net of voluntary waivers, if any	1.36%	1.34%	1.38%	1.46% A
Expenses net of all reductions	1.32%	1.31%	1.35%	1.45% A
Net investment income (loss)	.53%H	.29%	(.07)%	(.12)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,467	$ 1,255	$ 323	$ 286
Portfolio turnover rate	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .39%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-H	(.03)	(.06)	(.06)
Net realized and unrealized gain (loss)	(1.63)H	(.33)	1.10	.73
Total from investment operations	(1.63)	(.36)	1.04	.67
Net asset value, end of period	$ 9.72	$ 11.35	$ 11.71	$ 10.67
Total Return B,C,D	(14.36)%	(3.07)%	9.75%	6.70%
Ratios to Average Net Assets G
Expenses before expense reductions	1.91%	1.88%	1.89%	1.97% A
Expenses net of voluntary waivers, if any	1.91%	1.88%	1.89%	1.97% A
Expenses net of all reductions	1.87%	1.85%	1.86%	1.96% A
Net investment income (loss)	(.02)%H	(.25)%	(.58)%	(.63)% A
Supplemental Data
Net assets, end of period (in millions)	$ 430	$ 427	$ 274	$ 272
Portfolio turnover rate	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.16)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 11.72	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-H	(.02)	(.06)	(.06)
Net realized and unrealized gain (loss)	(1.62)H	(.35)	1.10	.74
Total from investment operations	(1.62)	(.37)	1.04	.68
Net asset value, end of period	$ 9.73	$ 11.35	$ 11.72	$ 10.68
Total Return B,C,D	(14.27)%	(3.16)%	9.74%	6.80%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87%	1.84%	1.86%	1.96% A
Expenses net of voluntary waivers, if any	1.87%	1.84%	1.86%	1.96% A
Expenses net of all reductions	1.82%	1.81%	1.83%	1.94% A
Net investment income (loss)	.02%H	(.21)%	(.55)%	(.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 336	$ 290	$ 162	$ 156
Portfolio turnover rate	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.11)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 11.95	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11G	.10	.06	.04
Net realized and unrealized gain (loss)	(1.67)G	(.35)	1.12	.73
Total from investment operations	(1.56)	(.25)	1.18	.77
Distributions from net investment income	(.07)	-	-	-
Net asset value, end of period	$ 10.07	$ 11.70	$ 11.95	$ 10.77
Total Return B,C	(13.42)%	(2.09)%	10.96%	7.70%
Ratios to Average Net Assets F
Expenses before expense reductions	.78%	.78%	.81%	.95% A
Expenses net of voluntary waivers, if any	.78%	.78%	.81%	.95% A
Expenses net of all reductions	.73%	.76%	.78%	.93% A
Net investment income (loss)	1.11%G	.85%	.50%	.40% A
Supplemental Data
Net assets, end of period (in millions)	$ 490	$ 195	$ 49	$ 26
Portfolio turnover rate	65%	97%	107%	67% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .98%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 199,049
Unrealized depreciation	(439,422)
Net unrealized appreciation (depreciation)	$ (240,373)
Undistributed ordinary income	9,780
Capital loss carryforward	(166,637)
Total Distributable earnings	$ (397,230)
Cost for federal income tax purposes	$ 3,200,779

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 2,736

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,391 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $3,434; decrease net unrealized appreciation/depreciation by $1,976 and decrease net realized gain (loss) by $1,458. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 476	$ -	$ 29
Class T	.27%	.25%	6,696	5	192
Class B	.75%	.25%	4,390	3,293	-
Class C	.75%	.25%	3,217	1,233	-
			$ 14,779	$ 4,531	$ 221

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 588	$ 258
Class T	745	217
Class B*	1,394	1,394
Class C*	94	94
	$ 2,821	$ 1,963

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 491.27
Class T	2,993.23
Class B	1,295.30
Class C	802.25
Institutional Class	581.16
	$ 6,162

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,457 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 1,014	$ 2
Class A	29	-	-
Class T	192	-	-
	$ 221	$ 1,014	$ 2

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 326	$ -
Class T	1,121	-
Institutional Class	1,289	-
Total	$ 2,736	$ -

9. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 20% of the total outstanding shares of the fund.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30,		Year ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	16,601	8,367	$ 175,551	$ 99,052
Reinvestment of distributions	24	-	290	-
Shares redeemed	(4,977)	(1,939)	(49,139)	(22,472)
Net increase (decrease)	11,648	6,428	$ 126,702	$ 76,580
Class T
Shares sold	68,679	98,948	$ 711,055	$ 1,172,240
Reinvestment of distributions	93	-	1,079	-
Shares redeemed	(29,710)	(17,275)	(299,681)	(202,067)
Net increase (decrease)	39,062	81,673	$ 412,453	$ 970,173
Class B
Shares sold	17,207	19,782	$ 181,555	$ 229,912
Shares redeemed	(10,515)	(5,631)	(101,273)	(63,739)
Net increase (decrease)	6,692	14,151	$ 80,282	$ 166,173
Class C
Shares sold	17,317	15,846	$ 181,926	$ 183,972
Shares redeemed	(8,321)	(4,089)	(80,654)	(46,211)
Net increase (decrease)	8,996	11,757	$ 101,272	$ 137,761
Institutional Class
Shares sold	45,787	15,785	$ 483,735	$ 185,221
Reinvestment of distributions	55	-	645	-
Shares redeemed	(13,908)	(3,189)	(133,362)	(36,290)
Net increase (decrease)	31,934	12,596	$ 351,018	$ 148,931

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Dividend Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Dividend Growth Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Dividend Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Dividend Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Dividend Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Charles Mangum (38)

Year of Election or Appointment: 1998

Vice President of Advisor Dividend Growth. Mr. Mangum is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mangum managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Dividend Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Dividend Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Dividend Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1998 Assistant Treasurer of Advisor Dividend Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Dividend Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Dividend Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Dividend Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
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ADGFI-ANN-0103 335485
1.733549.103

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Dynamic Capital Appreciation Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Dynamic Cap App - CL A	-7.93%	12.51%
Fidelity Adv Dynamic Cap App - CL A (incl. 5.75% sales charge)	-13.22%	6.04%
S&P 500®	-16.51%	-19.51%
Capital Appreciation Funds Average	-14.55%	n/a *
Multi-Cap Core Funds Average	-15.92%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index (S&P 500®) - a market capitalization-weighted index of common stocks. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL A	-7.93%	3.05%
Fidelity Adv Dynamic Cap App - CL A (incl. 5.75% sales charge)	-13.22%	1.51%
S&P 500	-16.51%	-5.38%
Capital Appreciation Funds Average	-14.55%	n/a *
Multi-Cap Core Funds Average	-15.92%	n/a *

* Not available

Annual Report

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Dynamic Capital Appreciation Fund - Class A on December 28, 1998, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Dynamic Capital Appreciation Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL T	-8.13%	11.43%
Fidelity Adv Dynamic Cap App - CL T (incl. 3.50% sales charge)	-11.35%	7.53%
S&P 500	-16.51%	-19.51%
Capital Appreciation Funds Average	-14.55%	n/a *
Multi-Cap Core Funds Average	-15.92%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL T	-8.13%	2.80%
Fidelity Adv Dynamic Cap App - CL T (incl. 3.50% sales charge)	-11.35%	1.87%
S&P 500	-16.51%	-5.38%
Capital Appreciation Funds Average	-14.55%	n/a *
Multi-Cap Core Funds Average	-15.92%	n/a *

* Not available

Annual Report

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Class T on December 28, 1998, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Dynamic Capital Appreciation Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL B	-8.61%	9.30%
Fidelity Adv Dynamic Cap App - CL B (incl. contingent deferred sales charge)	-13.18%	6.30%
S&P 500	-16.51%	-19.51%
Capital Appreciation Funds Average	-14.55%	n/a *
Multi-Cap Core Funds Average	-15.92%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL B	-8.61%	2.29%
Fidelity Adv Dynamic Cap App - CL B (incl. contingent deferred sales charge)	-13.18%	1.57%
S&P 500	-16.51%	-5.38%
Capital Appreciation Funds Average	-14.55%	n/a *
Multi-Cap Core Funds Average	-15.92%	n/a *

* Not available

Annual Report

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Class B on December 28, 1998, when the fund started. The chart shows how the value of your investment would have grown, including the effect of the applicable contingent deferred sales charge, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Dynamic Capital Appreciation Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL C	-8.53%	9.49%
Fidelity Adv Dynamic Cap App - CL C (incl. contingent deferred sales charge)	-9.44%	9.49%
S&P 500	-16.51%	-19.51%
Capital Appreciation Funds Average	-14.55%	n/a *
Multi-Cap Core Funds Average	-15.92%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Annual Report

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - CL C	-8.53%	2.34%
Fidelity Adv Dynamic Cap App - CL C (incl. contingent deferred sales charge)	-9.44%	2.34%
S&P 500	-16.51%	-5.38%
Capital Appreciation Funds Average	-14.55%	n/a *
Multi-Cap Core Funds Average	-15.92%	n/a *

* Not available

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Capital Appreciation Fund - Class C on December 28, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Managers' Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with Fergus Shiel (left), Portfolio Manager of Fidelity Advisor Dynamic Capital Appreciation Fund for the period covered by this report, with additional comments from John Porter (right), who became manager of the fund on December 1, 2002.

Q. How did the fund perform, Fergus?

F.S. For the 12 months ending November 30, 2002, the fund's Class A, Class T, Class B and Class C shares were down 7.93%, 8.13%, 8.61% and 8.53%, respectively. In comparison, the Standard & Poor's 500 Index and the capital appreciation funds average tracked by Lipper Inc. fell 16.51% and 14.55%, respectively.

Q. What factors helped the fund outperform its index?

F.S. Relatively good stock picking in the technology hardware industry was the major factor. Early in the period, I significantly reduced the fund's technology exposure, concluding that few investors were comfortable owning networking, communications equipment and infrastructure software companies due to the sharp downturn in corporate information technology spending. This strategy was helpful, as these areas of technology generally performed poorly. Meanwhile, I was attracted to some tech companies, such as Xerox and Motorola that were taking new steps to turn their businesses around. These stocks performed quite well and helped the fund's collective holdings in technology hardware outperform those in the index by nearly 30 percentage points. Being underexposured to the poor-performing telecommunications sector also was instrumental.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. The fund had a large weighting in tobacco. How did these stocks do?

F.S. My positioning worked very well during the first half of the period. However, a series of unfavorable revelations that began in late summer weighed heavily on the group thereafter, and this weakness more than offset the fund's earlier gains. Philip Morris, RJ Reynolds and UST faced several problems that came to light: among them, product pricing being pushed too high, too fast; large increases in state taxes eroding demand; and increasing competition from independent producers and illegal importers. The acknowledgement of those competitive issues by some of the tobacco firms sent shares of the entire group reeling. I subsequently decided to reduce the fund's holdings in this industry because I couldn't justify keeping such a high exposure to them given their weaker fundamentals. Additionally, many other compelling investment opportunities were becoming available. However, I still maintained some holdings in these companies - though smaller than before - because they still had strong cash flows, single-digit price-to-earnings multiples and average dividend yields of about 6%.

Q. What were your other strategies?

F.S. I felt the indiscriminate equity market sell-off in September was driven by an overstated level of investor fear that was primarily fueled by tight corporate lending practices by banks. I used the market's weakness to reposition the portfolio, increasing its exposure to stocks that I felt were oversold, particularly in cyclical industries such as industrials, brokerage, media and technology that historically move higher on expectations of an economic recovery. Tweaking the portfolio in this direction - with stocks such as Nextel Communications and Micron Technology that performed well - had a positive influence on the fund's return during the market's rally in October and November. Still, some decisions hadn't yet paid off. For example, the market reacted unfavorably to satellite TV-company EchoStar's attempt to merge with a competitor.

Q. Did you make any other changes?

F.S. I reduced the fund's exposure to hospital and health insurance stocks to lock in profits because I believed that a Republican majority in Congress could limit price increases for these businesses, as a means of helping a broader group of companies cope with the higher costs of providing health insurance to their employees. Further, allegations that former fund holding Tenet Healthcare may have overbilled the government to treat Medicare patients brought into question the earnings of hospital stocks.

Annual Report

Q. Turning to you, John, what's your outlook?

J.P. I'm cautiously optimistic. Ideally, I prefer stocks of high-quality companies with improving business fundamentals that are selling at a discount to their historical valuations. Given the continued economic uncertainty, those investments are hard to find. However, I believe there are some compelling opportunities in such sectors as health care and media, where I feel business conditions are likely to improve and certain stocks are trading at valuations that I haven't seen in quite some time.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital appreciation

Start date: December 28, 1998

Size: as of November 30, 2002, more than $316 million

Manager: John Porter, since December 2002; joined Fidelity in 1995

3

John Porter on managing the fund:

"This fund's capital appreciation mandate gives me the flexibility to invest wherever I believe the best opportunities exist. At any given time, the fund could own a mix of stocks with either very different or very similar characteristics, such as growth or value style, large or small market capitalization or sector specific. Given this flexibility, shareholders should expect the fund's makeup to evolve as time goes on. For example, the fund's positioning today may be quite different from what it will look like six months from now, as market conditions and stock characteristics can change rapidly.

"Currently, most stocks fall into one of three broad categories. There are ´ideal' stocks, meaning those with improving fundamentals that are trading at attractive valuations. These have been scarce of late, particularly because it's been difficult to find companies thriving amid the sluggish economy. Second, there are those few stocks with improving fundamentals that are appropriately valued. Finally, there are other stocks where the business fundamentals are uncertain, but the valuations have fallen to historically low levels. Having the ability to own stocks that could fall into any one of these categories could be very advantageous going forward."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
RJ Reynolds Tobacco Holdings, Inc.	6.8	14.6
Merrill Lynch & Co., Inc.	5.3	3.6
Xerox Corp.	4.9	3.5
Nextel Communications, Inc. Class A	3.3	0.0
EchoStar Communications Corp. Class A	2.9	2.9
Morgan Stanley	2.8	1.2
Philip Morris Companies, Inc.	2.5	9.9
Liberty Media Corp. Class A	2.1	0.0
Cablevision Systems Corp. - NY Group Class A	2.1	0.0
Qwest Communications International, Inc.	2.0	0.0
	34.7
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.2	16.0
Financials	19.5	14.3
Information Technology	14.1	4.5
Consumer Staples	12.4	36.7
Industrials	10.6	10.0
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 96.9%		Stocks 94.7%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 5.2%
* Foreign investments	5.3%	** Foreign investments	6.2%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.2%
Automobiles - 0.8%
Ford Motor Co.	100,000	$ 1,138,000
General Motors Corp.	32,400	1,286,280
		2,424,280
Household Durables - 0.2%
Snap-On, Inc.	21,100	631,734
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	124,100	2,897,735
Leisure Equipment & Products - 2.0%
Hasbro, Inc.	9,200	117,944
Mattel, Inc.	300,000	6,186,000
		6,303,944
Media - 9.8%
Cablevision Systems Corp. - NY Group Class A (a)	385,600	6,520,496
Charter Communications, Inc. Class A (a)	1,500,000	3,060,000
Cox Communications, Inc. Class A (a)	46,400	1,404,992
EchoStar Communications Corp. Class A (a)	450,000	9,184,500
Liberty Media Corp. Class A (a)	620,000	6,547,200
Walt Disney Co.	212,000	4,201,840
		30,919,028
Multiline Retail - 0.7%
Arnotts PLC	34,000	327,871
Dollar General Corp.	155,000	2,050,650
		2,378,521
Specialty Retail - 8.4%
Abercrombie & Fitch Co. Class A (a)	50,000	1,243,500
AnnTaylor Stores Corp. (a)	65,000	1,543,750
Bed Bath & Beyond, Inc. (a)	65,000	2,254,850
Carmax, Inc. (a)	45,000	886,500
Finlay Enterprises, Inc. (a)	10,000	128,000
Lowe's Companies, Inc.	50,000	2,075,000
Office Depot, Inc. (a)	267,600	4,739,196
Officemax, Inc. (a)	560,000	3,337,600
PETsMART, Inc. (a)	200,000	3,690,000
Pier 1 Imports, Inc.	210,800	4,112,708
Ross Stores, Inc.	10,900	504,125
Talbots, Inc.	20,000	606,800
Toys 'R' Us, Inc. (a)	25,000	340,250
Williams-Sonoma, Inc. (a)	40,000	1,053,600
		26,515,879
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.4%
Fossil, Inc. (a)	2,500	$ 50,750
Jones Apparel Group, Inc. (a)	20,000	736,000
Liz Claiborne, Inc.	4,700	151,340
Quiksilver, Inc. (a)	10,000	274,000
Timberland Co. Class A (a)	5,000	182,600
		1,394,690
TOTAL CONSUMER DISCRETIONARY		73,465,811
CONSUMER STAPLES - 12.4%
Food Products - 0.7%
IAWS Group PLC (Ireland)	285,500	2,256,447
Tobacco - 11.7%
Loews Corp. - Carolina Group	125,000	2,313,750
Philip Morris Companies, Inc.	210,800	7,951,376
RJ Reynolds Tobacco Holdings, Inc.	555,000	21,423,000
UST, Inc.	165,000	5,313,000
		37,001,126
TOTAL CONSUMER STAPLES		39,257,573
ENERGY - 8.1%
Energy Equipment & Services - 8.1%
BJ Services Co. (a)	145,000	4,850,250
ENSCO International, Inc.	145,000	4,057,100
GlobalSantaFe Corp.	185,000	4,739,700
Grey Wolf, Inc. (a)	119,100	453,771
Nabors Industries Ltd. (a)	55,000	1,947,000
Rowan Companies, Inc.	165,000	3,514,500
Smith International, Inc. (a)	33,200	1,128,800
Transocean, Inc.	90,000	2,187,000
Weatherford International Ltd. (a)	65,701	2,650,378
		25,528,499
FINANCIALS - 19.5%
Banks - 3.1%
Bank One Corp.	95,000	3,751,550
FleetBoston Financial Corp.	216,400	5,870,932
		9,622,482
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - 14.0%
American Express Co.	85,000	$ 3,309,050
Bear Stearns Companies, Inc.	41,800	2,675,200
Charles Schwab Corp.	486,700	5,616,518
E*TRADE Group, Inc. (a)	120,000	681,600
J.P. Morgan Chase & Co.	140,000	3,523,800
LaBranche & Co., Inc. (a)	2,100	63,735
Merrill Lynch & Co., Inc.	386,100	16,795,350
Morgan Stanley	194,900	8,817,276
Providian Financial Corp. (a)	460,000	2,796,800
		44,279,329
Insurance - 2.4%
ACE Ltd.	113,500	3,870,350
Allstate Corp.	38,400	1,498,752
Arthur J. Gallagher & Co.	45,000	1,267,650
Brown & Brown, Inc.	30,000	1,032,600
		7,669,352
TOTAL FINANCIALS		61,571,163
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	20,000	639,800
Health Care Providers & Services - 0.7%
WebMD Corp. (a)	266,800	2,283,808
Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co.	72,000	1,908,000
Eli Lilly & Co.	10,000	683,000
Schering-Plough Corp.	20,000	453,200
		3,044,200
TOTAL HEALTH CARE		5,967,808
INDUSTRIALS - 10.6%
Airlines - 0.3%
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/04 (a)	111,100	850,465
Commercial Services & Supplies - 2.0%
Corinthian Colleges, Inc. (a)	4,500	175,680
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
eSpeed, Inc. Class A (a)	18,200	$ 273,910
First Data Corp.	170,000	5,888,800
		6,338,390
Electrical Equipment - 0.7%
Emerson Electric Co.	45,000	2,346,750
Industrial Conglomerates - 0.9%
Tyco International Ltd.	160,000	2,854,400
Machinery - 3.6%
AGCO Corp. (a)	67,200	1,622,208
Caterpillar, Inc.	29,400	1,467,060
Illinois Tool Works, Inc.	32,700	2,223,273
Ingersoll-Rand Co. Ltd. Class A	69,000	3,187,800
Navistar International Corp.	30,000	925,800
Parker Hannifin Corp.	41,000	1,914,290
		11,340,431
Marine - 0.8%
Irish Continental Group PLC	373,668	2,507,504
Road & Rail - 1.9%
Burlington Northern Santa Fe Corp.	50,200	1,271,566
CSX Corp.	37,400	1,034,110
Norfolk Southern Corp.	119,600	2,359,708
Union Pacific Corp.	25,000	1,447,500
		6,112,884
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	23,000	1,236,940
TOTAL INDUSTRIALS		33,587,764
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 3.3%
CIENA Corp. (a)	150,000	997,500
Corning, Inc. (a)	100,000	443,000
JDS Uniphase Corp. (a)	350,000	1,193,500
Juniper Networks, Inc. (a)	131,900	1,284,706
Lucent Technologies, Inc. (a)	500,000	875,000
Motorola, Inc.	411,000	4,677,180
Nortel Networks Corp. (a)	550,000	1,072,727
		10,543,613
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.8%
Alphyra Group PLC (a)	587,333	$ 1,342,963
Sanmina-SCI Corp. (a)	84,700	406,560
Solectron Corp. (a)	150,000	693,000
		2,442,523
Internet Software & Services - 0.2%
Ariba, Inc. (a)	121,000	504,570
Office Electronics - 4.9%
Xerox Corp. (a)	1,796,900	15,668,968
Semiconductor Equipment & Products - 3.6%
Advanced Micro Devices, Inc. (a)	199,300	1,694,050
Applied Materials, Inc. (a)	55,000	937,750
Intel Corp.	40,000	835,200
KLA-Tencor Corp. (a)	25,000	1,104,250
LAM Research Corp. (a)	51,700	839,608
Micron Technology, Inc. (a)	120,000	1,897,200
Novellus Systems, Inc. (a)	25,000	907,250
Texas Instruments, Inc.	160,000	3,217,600
		11,432,908
Software - 1.3%
BEA Systems, Inc. (a)	5,500	60,715
Reynolds & Reynolds Co. Class A	107,700	2,872,359
VERITAS Software Corp. (a)	60,000	1,090,800
		4,023,874
TOTAL INFORMATION TECHNOLOGY		44,616,456
MATERIALS - 0.4%
Chemicals - 0.4%
PPG Industries, Inc.	26,900	1,347,152
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 2.0%
Qwest Communications International, Inc. (a)	1,300,000	6,292,000
Wireless Telecommunication Services - 4.7%
American Tower Corp. Class A (a)	226,000	894,960
AT&T Wireless Services, Inc. (a)	440,000	3,322,000
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	105,300	$ 416,988
Nextel Communications, Inc. Class A (a)	750,000	10,312,500
		14,946,448
TOTAL TELECOMMUNICATION SERVICES		21,238,448
TOTAL COMMON STOCKS (Cost $272,026,953)		306,580,674
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c)	2,200	2,200
Procket Networks, Inc. Series C (c)	202,511	101,256
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,037,927)		103,456
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 1.47% (b) (Cost $13,487,482)	13,487,482	13,487,482
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $287,552,362)		320,171,612
NET OTHER ASSETS - (1.2)%		(3,897,132)
NET ASSETS - 100%		$ 316,274,480
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $942,821,250 and $976,975,737, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $150,384 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,456 or 0.0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $3,045,667. The weighted average interest rate was 2.08%. At period end there were no bank borrowings outstanding.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $253,801,000 of which $416,000, $7,343,000, $211,773,000 and $34,269,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $7,379,899) (cost $287,552,362) - See accompanying schedule		$ 320,171,612
Receivable for investments sold		7,553,606
Receivable for fund shares sold		262,911
Dividends receivable		318,213
Interest receivable		18,672
Other receivables		117,282
Total assets		328,442,296

Liabilities
Payable for investments purchased	$ 182,742
Payable for fund shares redeemed	564,263
Accrued management fee	146,122
Distribution fees payable	166,268
Other payables and accrued expenses	39,421
Collateral on securities loaned, at value	11,069,000
Total liabilities		12,167,816

Net Assets		$ 316,274,480
Net Assets consist of:
Paid in capital		$ 537,851,394
Undistributed net investment income		917,645
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(255,116,878)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,622,319
Net Assets		$ 316,274,480

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,733,546 ÷ 1,949,568 shares)	$ 11.15

Maximum offering price per share (100/94.25 of $11.15)	$ 11.83
Class T: Net Asset Value and redemption price per share ($172,694,283 ÷ 15,600,013 shares)	$ 11.07

Maximum offering price per share (100/96.50 of $11.07)	$ 11.47
Class B: Net Asset Value and offering price per share ($70,747,572 ÷ 6,470,905 shares)A	$ 10.93

Class C: Net Asset Value and offering price per share ($48,337,083 ÷ 4,417,008 shares)A	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,761,996 ÷ 245,703 shares)	$ 11.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 7,121,169
Interest		210,216
Security lending		40,803
Total income		7,372,188

Expenses
Management fee	$ 2,005,347
Transfer agent fees	1,515,597
Distribution fees	2,428,331
Accounting and security lending fees	136,245
Non-interested trustees' compensation	1,224
Custodian fees and expenses	45,654
Registration fees	65,872
Audit	28,692
Legal	2,319
Interest	528
Miscellaneous	22,768
Total expenses before reductions	6,252,577
Expense reductions	(659,941)	5,592,636
Net investment income (loss)		1,779,552
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($4,758,069) on sales of investments in affiliated issuers)	(26,790,572)
Foreign currency transactions	(3,569)
Total net realized gain (loss)		(26,794,141)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,167,266)
Assets and liabilities in foreign currencies	3,610
Total change in net unrealized appreciation (depreciation)		(8,163,656)
Net gain (loss)		(34,957,797)
Net increase (decrease) in net assets resulting from operations		$ (33,178,245)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,779,552	$ 835,466
Net realized gain (loss)	(26,794,141)	(197,252,325)
Change in net unrealized appreciation (depreciation)	(8,163,656)	58,030,820
Net increase (decrease) in net assets resulting from operations	(33,178,245)	(138,386,039)
Distributions to shareholders from net investment income	(1,624,203)	-
Share transactions - net increase (decrease)	(25,376,561)	34,309,374
Total increase (decrease) in net assets	(60,179,009)	(104,076,665)

Net Assets
Beginning of period	376,453,489	480,530,154
End of period (including undistributed net investment income of $917,645 and undistributed net investment income of $814,151, respectively)	$ 316,274,480	$ 376,453,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 16.21	$ 13.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.08	-	(.10)
Net realized and unrealized gain (loss)	(1.06)	(4.07)	2.77	3.54
Total from investment operations	(.96)	(3.99)	2.77	3.44
Distributions from net investment income	(.11)	-	-	-
Net asset value, end of period	$ 11.15	$ 12.22	$ 16.21	$ 13.44
Total Return B, C, D	(7.93)%	(24.61)%	20.61%	34.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.47%	1.32%	1.28%	2.42% A
Expenses net of voluntary waivers, if any	1.47%	1.32%	1.28%	1.75% A
Expenses net of all reductions	1.28%	1.26%	1.24%	1.70% A
Net investment income (loss)	.86%	.56%	-%	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,734	$ 24,371	$ 30,340	$ 4,493
Portfolio turnover rate	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 16.13	$ 13.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.05	(.02)	(.13)
Net realized and unrealized gain (loss)	(1.06)	(4.05)	2.75	3.53
Total from investment operations	(.98)	(4.00)	2.73	3.40
Distributions from net investment income	(.08)	-	-	-
Net asset value, end of period	$ 11.07	$ 12.13	$ 16.13	$ 13.40
Total Return B, C, D	(8.13)%	(24.80)%	20.37%	34.00%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66%	1.49%	1.46%	2.62% A
Expenses net of voluntary waivers, if any	1.66%	1.49%	1.46%	2.00% A
Expenses net of all reductions	1.46%	1.43%	1.42%	1.95% A
Net investment income (loss)	.68%	.39%	(.18)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,694	$ 197,288	$ 249,999	$ 31,971
Portfolio turnover rate	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.09)	(.19)
Net realized and unrealized gain (loss)	(1.05)	(4.02)	2.74	3.54
Total from investment operations	(1.03)	(4.04)	2.65	3.35
Net asset value, end of period	$ 10.93	$ 11.96	$ 16.00	$ 13.35
Total Return B, C, D	(8.61)%	(25.25)%	19.85%	33.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.16%	2.05%	2.02%	3.16% A
Expenses net of voluntary waivers, if any	2.16%	2.05%	2.02%	2.50% A
Expenses net of all reductions	1.97%	1.99%	1.98%	2.45% A
Net investment income (loss)	.17%	(.18)%	(.74)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,748	$ 90,157	$ 120,934	$ 17,163
Portfolio turnover rate	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	(.08)	(.19)
Net realized and unrealized gain (loss)	(1.05)	(4.02)	2.73	3.54
Total from investment operations	(1.02)	(4.03)	2.65	3.35
Distributions from net investment income	(.01)	-	-	-
Net asset value, end of period	$ 10.94	$ 11.97	$ 16.00	$ 13.35
Total Return B, C, D	(8.53)%	(25.19)%	19.85%	33.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.06%	1.96%	1.95%	3.12% A
Expenses net of voluntary waivers, if any	2.06%	1.96%	1.95%	2.50% A
Expenses net of all reductions	1.87%	1.90%	1.91%	2.45% A
Net investment income (loss)	.27%	(.09)%	(.67)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,337	$ 60,035	$ 76,639	$ 9,224
Portfolio turnover rate	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 16.30	$ 13.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.13	.04	(.08)
Net realized and unrealized gain (loss)	(1.07)	(4.10)	2.79	3.55
Total from investment operations	(.90)	(3.97)	2.83	3.47
Distributions from net investment income	(.19)	-	-	-
Net asset value, end of period	$ 11.24	$ 12.33	$ 16.30	$ 13.47
Total Return B, C	(7.42)%	(24.36)%	21.01%	34.70%
Ratios to Average Net Assets F
Expenses before expense reductions	.92%	.95%	.96%	2.27% A
Expenses net of voluntary waivers, if any	.92%	.95%	.96%	1.50% A
Expenses net of all reductions	.73%	.89%	.92%	1.45% A
Net investment income (loss)	1.42%	.93%	.32%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,762	$ 4,603	$ 2,619	$ 798
Portfolio turnover rate	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 51,477,950	|
Unrealized depreciation	(20,171,205)
Net unrealized appreciation (depreciation)	31,306,745
Undistributed ordinary income	917,645
Capital loss carryforward	(253,801,345)
Total Distributable earnings	$ (221,576,955)
Cost for federal income tax purposes	$ 288,864,867

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 1,624,203	|

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.05%	.25%	$ 71,779	$ 2	$ 12,099
Class T	.30%	.25%	1,001,984	1,510	96,506
Class B	.75%	.25%	810,555	608,091	-
Class C	.75%	.25%	544,013	55,824	-
			$ 2,428,331	$ 665,427	$ 108,605

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 111,215	$ 23,400
Class T	202,190	34,968
Class B*	267,491	267,491
Class C*	4,098	4,098
	$ 584,994	$ 329,957

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 119,416.50
Class T	776,432.43
Class B	397,183.49
Class C	211,614.39
Institutional Class	10,952.25
	$ 1,515,597

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $281,646 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 551,336
Class A	12,099	-
Class T	96,506	-
	$ 108,605	$ 551,336

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 217,842	$ -
Class T	1,286,193	-
Class C	49,781	-
Institutional Class	70,387	-
Total	$ 1,624,203	$ -

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30,		Year ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	1,465,374	1,124,692	$ 16,485,298	$ 16,750,656
Reinvestment of distributions	17,381	-	211,183	-
Shares redeemed	(1,527,711)	(1,001,262)	(16,090,483)	(13,859,147)
Net increase (decrease)	(44,956)	123,430	$ 605,998	$ 2,891,509
Class T
Shares sold	4,763,792	9,441,481	$ 53,798,911	$ 136,444,689
Reinvestment of distributions	103,559	-	1,250,989	-
Shares redeemed	(5,536,697)	(8,668,166)	(62,641,199)	(116,547,570)
Net increase (decrease)	(669,346)	773,315	$ (7,591,299)	$ 19,897,119
Class B
Shares sold	1,008,085	2,335,984	$ 11,630,076	$ 33,982,241
Shares redeemed	(2,077,291)	(2,355,479)	(22,689,180)	(31,148,732)
Net increase (decrease)	(1,069,206)	(19,495)	$ (11,059,104)	$ 2,833,509
Class C
Shares sold	1,038,037	2,264,032	$ 11,857,372	$ 32,613,761
Reinvestment of distributions	3,817	-	45,765	-
Shares redeemed	(1,642,220)	(2,037,459)	(18,019,152)	(26,416,563)
Net increase (decrease)	(600,366)	226,573	$ (6,116,015)	$ 6,197,198
Institutional Class
Shares sold	180,525	695,401	$ 2,022,243	$ 8,788,667
Reinvestment of distributions	997	-	12,148	-
Shares redeemed	(309,089)	(482,790)	(3,250,532)	(6,298,628)
Net increase (decrease)	(127,567)	212,611	$ (1,216,141)	$ 2,490,039

Annual Report

11. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Celtic PLC	$ -	$ 6,022,787	$ -	$ -

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Dynamic Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Dynamic Capital Appreciation Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Dynamic Capital Appreciation Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Dynamic Capital Appreciation (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Dynamic Capital Appreciation. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Name, Age; Principal Occupation
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Dynamic Capital Appreciation. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roit er was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Dynamic Capital Appreciation. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Dynamic Capital Appreciation. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1998 Assistant Treasurer of Advisor Dynamic Capital Appreciation. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Dynamic Capital Appreciation. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Dynamic Capital Appreciation.
Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Dynamic Capital Appreciation.
Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Class A, Class T, and Class C designate 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ARG-ANN-0103 335803
1.733385.103

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Dynamic Capital Appreciation Fund - Inst. Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity ® Adv Dynamic Cap App - Institutional CL	-7.42%	14.15%
S&P 500®	-16.51%	-19.51%
Capital Appreciation Funds Average	-14.55%	n/a *
Multi-Cap Core Funds Average	-15.92%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500SM Index (S&P 500®) - a market capitalization-weighted index of common stocks. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Dynamic Cap App - Institutional CL	-7.42%	3.43%
S&P 500	-16.51%	-5.38%
Capital Appreciation Funds Average	-14.55%	n/a *
Multi-Cap Core Funds Average	-15.92%	n/a *

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Dynamic Capital Appreciation Fund - Institutional Class on December 28, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Managers' Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with Fergus Shiel (left), Portfolio Manager of Fidelity Advisor Dynamic Capital Appreciation Fund for the period covered by this report, with additional comments from John Porter (right), who became manager of the fund on December 1, 2002.

Q. How did the fund perform, Fergus?

F.S. For the 12 months ending November 30, 2002, the fund's Class Institutional Class shares were down 7.42%. In comparison, the Standard & Poor's 500 Index and the capital appreciation funds average tracked by Lipper Inc. fell 16.51% and 14.55%, respectively.

Q. What factors helped the fund outperform its index?

F.S. Relatively good stock picking in the technology hardware industry was the major factor. Early in the period, I significantly reduced the fund's technology exposure, concluding that few investors were comfortable owning networking, communications equipment and infrastructure software companies due to the sharp downturn in corporate information technology spending. This strategy was helpful, as these areas of technology generally performed poorly. Meanwhile, I was attracted to some tech companies, such as Xerox and Motorola that were taking new steps to turn their businesses around. These stocks performed quite well and helped the fund's collective holdings in technology hardware outperform those in the index by nearly 30 percentage points. Being underexposured to the poor-performing telecommunications sector also was instrumental.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. The fund had a large weighting in tobacco. How did these stocks do?

F.S. My positioning worked very well during the first half of the period. However, a series of unfavorable revelations that began in late summer weighed heavily on the group thereafter, and this weakness more than offset the fund's earlier gains. Philip Morris, RJ Reynolds and UST faced several problems that came to light: among them, product pricing being pushed too high, too fast; large increases in state taxes eroding demand; and increasing competition from independent producers and illegal importers. The acknowledgement of those competitive issues by some of the tobacco firms sent shares of the entire group reeling. I subsequently decided to reduce the fund's holdings in this industry because I couldn't justify keeping such a high exposure to them given their weaker fundamentals. Additionally, many other compelling investment opportunities were becoming available. However, I still maintained some holdings in these companies - though smaller than before - because they still had strong cash flows, single-digit price-to-earnings multiples and average dividend yields of about 6%.

Q. What were your other strategies?

F.S. I felt the indiscriminate equity market sell-off in September was driven by an overstated level of investor fear that was primarily fueled by tight corporate lending practices by banks. I used the market's weakness to reposition the portfolio, increasing its exposure to stocks that I felt were oversold, particularly in cyclical industries such as industrials, brokerage, media and technology that historically move higher on expectations of an economic recovery. Tweaking the portfolio in this direction - with stocks such as Nextel Communications and Micron Technology that performed well - had a positive influence on the fund's return during the market's rally in October and November. Still, some decisions hadn't yet paid off. For example, the market reacted unfavorably to satellite TV-company EchoStar's attempt to merge with a competitor.

Q. Did you make any other changes?

F.S. I reduced the fund's exposure to hospital and health insurance stocks to lock in profits because I believed that a Republican majority in Congress could limit price increases for these businesses, as a means of helping a broader group of companies cope with the higher costs of providing health insurance to their employees. Further, allegations that former fund holding Tenet Healthcare may have overbilled the government to treat Medicare patients brought into question the earnings of hospital stocks.

Annual Report

Q. Turning to you, John, what's your outlook?

J.P. I'm cautiously optimistic. Ideally, I prefer stocks of high-quality companies with improving business fundamentals that are selling at a discount to their historical valuations. Given the continued economic uncertainty, those investments are hard to find. However, I believe there are some compelling opportunities in such sectors as health care and media, where I feel business conditions are likely to improve and certain stocks are trading at valuations that I haven't seen in quite some time.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital appreciation

Start date: December 28, 1998

Size: as of November 30, 2002, more than $316 million

Manager: John Porter, since December 2002; joined Fidelity in 1995

3

John Porter on managing the fund:

"This fund's capital appreciation mandate gives me the flexibility to invest wherever I believe the best opportunities exist. At any given time, the fund could own a mix of stocks with either very different or very similar characteristics, such as growth or value style, large or small market capitalization or sector specific. Given this flexibility, shareholders should expect the fund's makeup to evolve as time goes on. For example, the fund's positioning today may be quite different from what it will look like six months from now, as market conditions and stock characteristics can change rapidly.

"Currently, most stocks fall into one of three broad categories. There are ´ideal' stocks, meaning those with improving fundamentals that are trading at attractive valuations. These have been scarce of late, particularly because it's been difficult to find companies thriving amid the sluggish economy. Second, there are those few stocks with improving fundamentals that are appropriately valued. Finally, there are other stocks where the business fundamentals are uncertain, but the valuations have fallen to historically low levels. Having the ability to own stocks that could fall into any one of these categories could be very advantageous going forward."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
RJ Reynolds Tobacco Holdings, Inc.	6.8	14.6
Merrill Lynch & Co., Inc.	5.3	3.6
Xerox Corp.	4.9	3.5
Nextel Communications, Inc. Class A	3.3	0.0
EchoStar Communications Corp. Class A	2.9	2.9
Morgan Stanley	2.8	1.2
Philip Morris Companies, Inc.	2.5	9.9
Liberty Media Corp. Class A	2.1	0.0
Cablevision Systems Corp. - NY Group Class A	2.1	0.0
Qwest Communications International, Inc.	2.0	0.0
	34.7
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.2	16.0
Financials	19.5	14.3
Information Technology	14.1	4.5
Consumer Staples	12.4	36.7
Industrials	10.6	10.0
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 96.9%		Stocks 94.7%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 5.2%
* Foreign investments	5.3%	** Foreign investments	6.2%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.2%
Automobiles - 0.8%
Ford Motor Co.	100,000	$ 1,138,000
General Motors Corp.	32,400	1,286,280
		2,424,280
Household Durables - 0.2%
Snap-On, Inc.	21,100	631,734
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	124,100	2,897,735
Leisure Equipment & Products - 2.0%
Hasbro, Inc.	9,200	117,944
Mattel, Inc.	300,000	6,186,000
		6,303,944
Media - 9.8%
Cablevision Systems Corp. - NY Group Class A (a)	385,600	6,520,496
Charter Communications, Inc. Class A (a)	1,500,000	3,060,000
Cox Communications, Inc. Class A (a)	46,400	1,404,992
EchoStar Communications Corp. Class A (a)	450,000	9,184,500
Liberty Media Corp. Class A (a)	620,000	6,547,200
Walt Disney Co.	212,000	4,201,840
		30,919,028
Multiline Retail - 0.7%
Arnotts PLC	34,000	327,871
Dollar General Corp.	155,000	2,050,650
		2,378,521
Specialty Retail - 8.4%
Abercrombie & Fitch Co. Class A (a)	50,000	1,243,500
AnnTaylor Stores Corp. (a)	65,000	1,543,750
Bed Bath & Beyond, Inc. (a)	65,000	2,254,850
Carmax, Inc. (a)	45,000	886,500
Finlay Enterprises, Inc. (a)	10,000	128,000
Lowe's Companies, Inc.	50,000	2,075,000
Office Depot, Inc. (a)	267,600	4,739,196
Officemax, Inc. (a)	560,000	3,337,600
PETsMART, Inc. (a)	200,000	3,690,000
Pier 1 Imports, Inc.	210,800	4,112,708
Ross Stores, Inc.	10,900	504,125
Talbots, Inc.	20,000	606,800
Toys 'R' Us, Inc. (a)	25,000	340,250
Williams-Sonoma, Inc. (a)	40,000	1,053,600
		26,515,879
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.4%
Fossil, Inc. (a)	2,500	$ 50,750
Jones Apparel Group, Inc. (a)	20,000	736,000
Liz Claiborne, Inc.	4,700	151,340
Quiksilver, Inc. (a)	10,000	274,000
Timberland Co. Class A (a)	5,000	182,600
		1,394,690
TOTAL CONSUMER DISCRETIONARY		73,465,811
CONSUMER STAPLES - 12.4%
Food Products - 0.7%
IAWS Group PLC (Ireland)	285,500	2,256,447
Tobacco - 11.7%
Loews Corp. - Carolina Group	125,000	2,313,750
Philip Morris Companies, Inc.	210,800	7,951,376
RJ Reynolds Tobacco Holdings, Inc.	555,000	21,423,000
UST, Inc.	165,000	5,313,000
		37,001,126
TOTAL CONSUMER STAPLES		39,257,573
ENERGY - 8.1%
Energy Equipment & Services - 8.1%
BJ Services Co. (a)	145,000	4,850,250
ENSCO International, Inc.	145,000	4,057,100
GlobalSantaFe Corp.	185,000	4,739,700
Grey Wolf, Inc. (a)	119,100	453,771
Nabors Industries Ltd. (a)	55,000	1,947,000
Rowan Companies, Inc.	165,000	3,514,500
Smith International, Inc. (a)	33,200	1,128,800
Transocean, Inc.	90,000	2,187,000
Weatherford International Ltd. (a)	65,701	2,650,378
		25,528,499
FINANCIALS - 19.5%
Banks - 3.1%
Bank One Corp.	95,000	3,751,550
FleetBoston Financial Corp.	216,400	5,870,932
		9,622,482
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - 14.0%
American Express Co.	85,000	$ 3,309,050
Bear Stearns Companies, Inc.	41,800	2,675,200
Charles Schwab Corp.	486,700	5,616,518
E*TRADE Group, Inc. (a)	120,000	681,600
J.P. Morgan Chase & Co.	140,000	3,523,800
LaBranche & Co., Inc. (a)	2,100	63,735
Merrill Lynch & Co., Inc.	386,100	16,795,350
Morgan Stanley	194,900	8,817,276
Providian Financial Corp. (a)	460,000	2,796,800
		44,279,329
Insurance - 2.4%
ACE Ltd.	113,500	3,870,350
Allstate Corp.	38,400	1,498,752
Arthur J. Gallagher & Co.	45,000	1,267,650
Brown & Brown, Inc.	30,000	1,032,600
		7,669,352
TOTAL FINANCIALS		61,571,163
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	20,000	639,800
Health Care Providers & Services - 0.7%
WebMD Corp. (a)	266,800	2,283,808
Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co.	72,000	1,908,000
Eli Lilly & Co.	10,000	683,000
Schering-Plough Corp.	20,000	453,200
		3,044,200
TOTAL HEALTH CARE		5,967,808
INDUSTRIALS - 10.6%
Airlines - 0.3%
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/04 (a)	111,100	850,465
Commercial Services & Supplies - 2.0%
Corinthian Colleges, Inc. (a)	4,500	175,680
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
eSpeed, Inc. Class A (a)	18,200	$ 273,910
First Data Corp.	170,000	5,888,800
		6,338,390
Electrical Equipment - 0.7%
Emerson Electric Co.	45,000	2,346,750
Industrial Conglomerates - 0.9%
Tyco International Ltd.	160,000	2,854,400
Machinery - 3.6%
AGCO Corp. (a)	67,200	1,622,208
Caterpillar, Inc.	29,400	1,467,060
Illinois Tool Works, Inc.	32,700	2,223,273
Ingersoll-Rand Co. Ltd. Class A	69,000	3,187,800
Navistar International Corp.	30,000	925,800
Parker Hannifin Corp.	41,000	1,914,290
		11,340,431
Marine - 0.8%
Irish Continental Group PLC	373,668	2,507,504
Road & Rail - 1.9%
Burlington Northern Santa Fe Corp.	50,200	1,271,566
CSX Corp.	37,400	1,034,110
Norfolk Southern Corp.	119,600	2,359,708
Union Pacific Corp.	25,000	1,447,500
		6,112,884
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	23,000	1,236,940
TOTAL INDUSTRIALS		33,587,764
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 3.3%
CIENA Corp. (a)	150,000	997,500
Corning, Inc. (a)	100,000	443,000
JDS Uniphase Corp. (a)	350,000	1,193,500
Juniper Networks, Inc. (a)	131,900	1,284,706
Lucent Technologies, Inc. (a)	500,000	875,000
Motorola, Inc.	411,000	4,677,180
Nortel Networks Corp. (a)	550,000	1,072,727
		10,543,613
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.8%
Alphyra Group PLC (a)	587,333	$ 1,342,963
Sanmina-SCI Corp. (a)	84,700	406,560
Solectron Corp. (a)	150,000	693,000
		2,442,523
Internet Software & Services - 0.2%
Ariba, Inc. (a)	121,000	504,570
Office Electronics - 4.9%
Xerox Corp. (a)	1,796,900	15,668,968
Semiconductor Equipment & Products - 3.6%
Advanced Micro Devices, Inc. (a)	199,300	1,694,050
Applied Materials, Inc. (a)	55,000	937,750
Intel Corp.	40,000	835,200
KLA-Tencor Corp. (a)	25,000	1,104,250
LAM Research Corp. (a)	51,700	839,608
Micron Technology, Inc. (a)	120,000	1,897,200
Novellus Systems, Inc. (a)	25,000	907,250
Texas Instruments, Inc.	160,000	3,217,600
		11,432,908
Software - 1.3%
BEA Systems, Inc. (a)	5,500	60,715
Reynolds & Reynolds Co. Class A	107,700	2,872,359
VERITAS Software Corp. (a)	60,000	1,090,800
		4,023,874
TOTAL INFORMATION TECHNOLOGY		44,616,456
MATERIALS - 0.4%
Chemicals - 0.4%
PPG Industries, Inc.	26,900	1,347,152
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 2.0%
Qwest Communications International, Inc. (a)	1,300,000	6,292,000
Wireless Telecommunication Services - 4.7%
American Tower Corp. Class A (a)	226,000	894,960
AT&T Wireless Services, Inc. (a)	440,000	3,322,000
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	105,300	$ 416,988
Nextel Communications, Inc. Class A (a)	750,000	10,312,500
		14,946,448
TOTAL TELECOMMUNICATION SERVICES		21,238,448
TOTAL COMMON STOCKS (Cost $272,026,953)		306,580,674
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c)	2,200	2,200
Procket Networks, Inc. Series C (c)	202,511	101,256
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,037,927)		103,456
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 1.47% (b) (Cost $13,487,482)	13,487,482	13,487,482
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $287,552,362)		320,171,612
NET OTHER ASSETS - (1.2)%		(3,897,132)
NET ASSETS - 100%		$ 316,274,480
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $942,821,250 and $976,975,737, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $150,384 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,456 or 0.0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $3,045,667. The weighted average interest rate was 2.08%. At period end there were no bank borrowings outstanding.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $253,801,000 of which $416,000, $7,343,000, $211,773,000 and $34,269,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $7,379,899) (cost $287,552,362) - See accompanying schedule		$ 320,171,612
Receivable for investments sold		7,553,606
Receivable for fund shares sold		262,911
Dividends receivable		318,213
Interest receivable		18,672
Other receivables		117,282
Total assets		328,442,296

Liabilities
Payable for investments purchased	$ 182,742
Payable for fund shares redeemed	564,263
Accrued management fee	146,122
Distribution fees payable	166,268
Other payables and accrued expenses	39,421
Collateral on securities loaned, at value	11,069,000
Total liabilities		12,167,816

Net Assets		$ 316,274,480
Net Assets consist of:
Paid in capital		$ 537,851,394
Undistributed net investment income		917,645
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(255,116,878)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,622,319
Net Assets		$ 316,274,480

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,733,546 ÷ 1,949,568 shares)	$ 11.15

Maximum offering price per share (100/94.25 of $11.15)	$ 11.83
Class T: Net Asset Value and redemption price per share ($172,694,283 ÷ 15,600,013 shares)	$ 11.07

Maximum offering price per share (100/96.50 of $11.07)	$ 11.47
Class B: Net Asset Value and offering price per share ($70,747,572 ÷ 6,470,905 shares)A	$ 10.93

Class C: Net Asset Value and offering price per share ($48,337,083 ÷ 4,417,008 shares)A	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,761,996 ÷ 245,703 shares)	$ 11.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 7,121,169
Interest		210,216
Security lending		40,803
Total income		7,372,188

Expenses
Management fee	$ 2,005,347
Transfer agent fees	1,515,597
Distribution fees	2,428,331
Accounting and security lending fees	136,245
Non-interested trustees' compensation	1,224
Custodian fees and expenses	45,654
Registration fees	65,872
Audit	28,692
Legal	2,319
Interest	528
Miscellaneous	22,768
Total expenses before reductions	6,252,577
Expense reductions	(659,941)	5,592,636
Net investment income (loss)		1,779,552
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($4,758,069) on sales of investments in affiliated issuers)	(26,790,572)
Foreign currency transactions	(3,569)
Total net realized gain (loss)		(26,794,141)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,167,266)
Assets and liabilities in foreign currencies	3,610
Total change in net unrealized appreciation (depreciation)		(8,163,656)
Net gain (loss)		(34,957,797)
Net increase (decrease) in net assets resulting from operations		$ (33,178,245)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,779,552	$ 835,466
Net realized gain (loss)	(26,794,141)	(197,252,325)
Change in net unrealized appreciation (depreciation)	(8,163,656)	58,030,820
Net increase (decrease) in net assets resulting from operations	(33,178,245)	(138,386,039)
Distributions to shareholders from net investment income	(1,624,203)	-
Share transactions - net increase (decrease)	(25,376,561)	34,309,374
Total increase (decrease) in net assets	(60,179,009)	(104,076,665)

Net Assets
Beginning of period	376,453,489	480,530,154
End of period (including undistributed net investment income of $917,645 and undistributed net investment income of $814,151, respectively)	$ 316,274,480	$ 376,453,489

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 16.21	$ 13.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.08	-	(.10)
Net realized and unrealized gain (loss)	(1.06)	(4.07)	2.77	3.54
Total from investment operations	(.96)	(3.99)	2.77	3.44
Distributions from net investment income	(.11)	-	-	-
Net asset value, end of period	$ 11.15	$ 12.22	$ 16.21	$ 13.44
Total Return B, C, D	(7.93)%	(24.61)%	20.61%	34.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.47%	1.32%	1.28%	2.42% A
Expenses net of voluntary waivers, if any	1.47%	1.32%	1.28%	1.75% A
Expenses net of all reductions	1.28%	1.26%	1.24%	1.70% A
Net investment income (loss)	.86%	.56%	-%	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,734	$ 24,371	$ 30,340	$ 4,493
Portfolio turnover rate	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 16.13	$ 13.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.05	(.02)	(.13)
Net realized and unrealized gain (loss)	(1.06)	(4.05)	2.75	3.53
Total from investment operations	(.98)	(4.00)	2.73	3.40
Distributions from net investment income	(.08)	-	-	-
Net asset value, end of period	$ 11.07	$ 12.13	$ 16.13	$ 13.40
Total Return B, C, D	(8.13)%	(24.80)%	20.37%	34.00%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66%	1.49%	1.46%	2.62% A
Expenses net of voluntary waivers, if any	1.66%	1.49%	1.46%	2.00% A
Expenses net of all reductions	1.46%	1.43%	1.42%	1.95% A
Net investment income (loss)	.68%	.39%	(.18)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 172,694	$ 197,288	$ 249,999	$ 31,971
Portfolio turnover rate	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.09)	(.19)
Net realized and unrealized gain (loss)	(1.05)	(4.02)	2.74	3.54
Total from investment operations	(1.03)	(4.04)	2.65	3.35
Net asset value, end of period	$ 10.93	$ 11.96	$ 16.00	$ 13.35
Total Return B, C, D	(8.61)%	(25.25)%	19.85%	33.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.16%	2.05%	2.02%	3.16% A
Expenses net of voluntary waivers, if any	2.16%	2.05%	2.02%	2.50% A
Expenses net of all reductions	1.97%	1.99%	1.98%	2.45% A
Net investment income (loss)	.17%	(.18)%	(.74)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,748	$ 90,157	$ 120,934	$ 17,163
Portfolio turnover rate	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 16.00	$ 13.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	(.08)	(.19)
Net realized and unrealized gain (loss)	(1.05)	(4.02)	2.73	3.54
Total from investment operations	(1.02)	(4.03)	2.65	3.35
Distributions from net investment income	(.01)	-	-	-
Net asset value, end of period	$ 10.94	$ 11.97	$ 16.00	$ 13.35
Total Return B, C, D	(8.53)%	(25.19)%	19.85%	33.50%
Ratios to Average Net Assets G
Expenses before expense reductions	2.06%	1.96%	1.95%	3.12% A
Expenses net of voluntary waivers, if any	2.06%	1.96%	1.95%	2.50% A
Expenses net of all reductions	1.87%	1.90%	1.91%	2.45% A
Net investment income (loss)	.27%	(.09)%	(.67)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,337	$ 60,035	$ 76,639	$ 9,224
Portfolio turnover rate	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 16.30	$ 13.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.13	.04	(.08)
Net realized and unrealized gain (loss)	(1.07)	(4.10)	2.79	3.55
Total from investment operations	(.90)	(3.97)	2.83	3.47
Distributions from net investment income	(.19)	-	-	-
Net asset value, end of period	$ 11.24	$ 12.33	$ 16.30	$ 13.47
Total Return B, C	(7.42)%	(24.36)%	21.01%	34.70%
Ratios to Average Net Assets F
Expenses before expense reductions	.92%	.95%	.96%	2.27% A
Expenses net of voluntary waivers, if any	.92%	.95%	.96%	1.50% A
Expenses net of all reductions	.73%	.89%	.92%	1.45% A
Net investment income (loss)	1.42%	.93%	.32%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,762	$ 4,603	$ 2,619	$ 798
Portfolio turnover rate	285%	313%	411%	381% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 51,477,950	|
Unrealized depreciation	(20,171,205)
Net unrealized appreciation (depreciation)	31,306,745
Undistributed ordinary income	917,645
Capital loss carryforward	(253,801,345)
Total Distributable earnings	$ (221,576,955)
Cost for federal income tax purposes	$ 288,864,867

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 1,624,203	|

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.05%	.25%	$ 71,779	$ 2	$ 12,099
Class T	.30%	.25%	1,001,984	1,510	96,506
Class B	.75%	.25%	810,555	608,091	-
Class C	.75%	.25%	544,013	55,824	-
			$ 2,428,331	$ 665,427	$ 108,605

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 111,215	$ 23,400
Class T	202,190	34,968
Class B*	267,491	267,491
Class C*	4,098	4,098
	$ 584,994	$ 329,957

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 119,416.50
Class T	776,432.43
Class B	397,183.49
Class C	211,614.39
Institutional Class	10,952.25
	$ 1,515,597

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $281,646 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 551,336
Class A	12,099	-
Class T	96,506	-
	$ 108,605	$ 551,336

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 217,842	$ -
Class T	1,286,193	-
Class C	49,781	-
Institutional Class	70,387	-
Total	$ 1,624,203	$ -

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30,		Year ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	1,465,374	1,124,692	$ 16,485,298	$ 16,750,656
Reinvestment of distributions	17,381	-	211,183	-
Shares redeemed	(1,527,711)	(1,001,262)	(16,090,483)	(13,859,147)
Net increase (decrease)	(44,956)	123,430	$ 605,998	$ 2,891,509
Class T
Shares sold	4,763,792	9,441,481	$ 53,798,911	$ 136,444,689
Reinvestment of distributions	103,559	-	1,250,989	-
Shares redeemed	(5,536,697)	(8,668,166)	(62,641,199)	(116,547,570)
Net increase (decrease)	(669,346)	773,315	$ (7,591,299)	$ 19,897,119
Class B
Shares sold	1,008,085	2,335,984	$ 11,630,076	$ 33,982,241
Shares redeemed	(2,077,291)	(2,355,479)	(22,689,180)	(31,148,732)
Net increase (decrease)	(1,069,206)	(19,495)	$ (11,059,104)	$ 2,833,509
Class C
Shares sold	1,038,037	2,264,032	$ 11,857,372	$ 32,613,761
Reinvestment of distributions	3,817	-	45,765	-
Shares redeemed	(1,642,220)	(2,037,459)	(18,019,152)	(26,416,563)
Net increase (decrease)	(600,366)	226,573	$ (6,116,015)	$ 6,197,198
Institutional Class
Shares sold	180,525	695,401	$ 2,022,243	$ 8,788,667
Reinvestment of distributions	997	-	12,148	-
Shares redeemed	(309,089)	(482,790)	(3,250,532)	(6,298,628)
Net increase (decrease)	(127,567)	212,611	$ (1,216,141)	$ 2,490,039

Annual Report

11. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Celtic PLC	$ -	$ 6,022,787	$ -	$ -

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Dynamic Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Dynamic Capital Appreciation Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Dynamic Capital Appreciation Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Dynamic Capital Appreciation (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Dynamic Capital Appreciation. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Name, Age; Principal Occupation
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Dynamic Capital Appreciation. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roit er was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Dynamic Capital Appreciation. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Dynamic Capital Appreciation. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1998 Assistant Treasurer of Advisor Dynamic Capital Appreciation. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Dynamic Capital Appreciation. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Dynamic Capital Appreciation.
Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Dynamic Capital Appreciation.
Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Institutional Class designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ARGI-ANN-0103 335805
1.733386.103

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market value.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Equity Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A's 12b-1 fee may range over time between 0.25% and 0.35%, as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Equity Growth - CL A	-24.08%	4.32%	143.93%
Fidelity Adv Equity Growth - CL A (incl. 5.75% sales charge)	-28.44%	-1.68%	129.90%
Russell 3000 ® Growth Index	-22.52%	-12.02%	100.01%
Growth Funds Average	-18.96%	0.04%	124.67%
Large-Cap Core Funds Average	-18.15%	-1.99%	126.74%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell 3000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL A	-24.08%	0.85%	9.33%
Fidelity Adv Equity Growth - CL A (incl. 5.75% sales charge)	-28.44%	-0.34%	8.68%
Russell 3000 Growth Index	-22.52%	-2.53%	7.18%
Growth Funds Average	-18.96%	-0.41%	7.91%
Large-Cap Core Funds Average	-18.15%	-0.57%	8.36%

Annual Report

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Equity Growth Fund - Class A on November 30, 1992, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Growth Index, did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Equity Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T's 12b-1 fee may range over time between 0.50% and 0.60% prior to January 1, 1996), as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL T	-24.18%	3.32%	141.80%
Fidelity Adv Equity Growth - CL T (incl. 3.50% sales charge)	-26.84%	-0.30%	133.33%
Russell 3000 Growth Index	-22.52%	-12.02%	100.01%
Growth Funds Average	-18.96%	0.04%	124.67%
Large-Cap Core Funds Average	-18.15%	-1.99%	126.74%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL T	-24.18%	0.65%	9.23%
Fidelity Adv Equity Growth - CL T (incl. 3.50% sales charge)	-26.84%	-0.06%	8.84%
Russell 3000 Growth Index	-22.52%	-2.53%	7.18%
Growth Funds Average	-18.96%	-0.41%	7.91%
Large-Cap Core Funds Average	-18.15%	-0.57%	8.36%

Annual Report

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class T on November 30, 1992, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Growth Index, did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Equity Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after December 31, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B's contingent deferred sales charge included in the past one year, past five year, and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the one year, 5 year and past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL B	-24.64%	0.37%	133.48%
Fidelity Adv Equity Growth - CL B (incl. contingent deferred sales charge)	-28.41%	-0.99%	133.48%
Russell 3000 Growth Index	-22.52%	-12.02%	100.01%
Growth Funds Average	-18.96%	0.04%	124.67%
Large-Cap Core Funds Average	-18.15%	-1.99%	126.74%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL B	-24.64%	0.07%	8.85%
Fidelity Adv Equity Growth - CL B (incl. contingent deferred sales charge)	-28.41%	-0.20%	8.85%
Russell 3000 Growth Index	-22.52%	-2.53%	7.18%
Growth Funds Average	-18.96%	-0.41%	7.91%
Large-Cap Core Funds Average	-18.15%	-0.57%	8.36%

Annual Report

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class B on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Growth Index, did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Equity Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between December 31, 1996 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T shares, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year, and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL C	-24.60%	0.53%	133.85%
Fidelity Adv Equity Growth - CL C (incl. contingent deferred sales charge)	-25.36%	0.53%	133.85%
Russell 3000 Growth Index	-22.52%	-12.02%	100.01%
Growth Funds Average	-18.96%	0.04%	124.67%
Large-Cap Core Funds Average	-18.15%	-1.99%	126.74%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - CL C	-24.60%	0.11%	8.87%
Fidelity Adv Equity Growth - CL C (incl. contingent deferred sales charge)	-25.36%	0.11%	8.87%
Russell 3000 Growth Index	-22.52%	-2.53%	7.18%
Growth Funds Average	-18.96%	-0.41%	7.91%
Large-Cap Core Funds Average	-18.15%	-0.57%	8.36%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class C on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Growth Index, did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund

Q. How did the fund perform, Jennifer?

A. For the 12 months that ended November 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned -24.08%, -24.18%, -24.64% and -24.60%, respectively. In comparison, the Russell 3000 Growth Index fell 22.52%, while the growth funds average declined 18.96%, according to Lipper Inc.

Q. What factors influenced the fund's performance?

A. A third straight year of negative returns took a heavy toll on most growth stocks, with the third quarter of 2002 proving exceptionally harsh. Within the portfolio, the fund's performance was especially hindered by its investments in both semiconductor and airline stocks. On the positive side, many of the fund's consumer-related holdings contributed gains during the period, as did several energy services stocks.

Q. Why were you bullish on semiconductor and airline stocks?

A. The fund's investments in each of these areas were plays on an improving economy, which I thought might emerge during the second half of the period. Semiconductor stocks tend to react positively in advance of an economic recovery, and as for the airlines, I expected consumer and business travel to gradually improve following the September 2001 attacks. Unfortunately, investors became increasingly skeptical regarding an economic rebound, and this sentiment shift hurt our semiconductor positions, including Agere Systems, Teradyne and Advanced Micro Devices. In terms of the airlines, consumer travel came back - thanks to deep fare discounts - but business travel failed to recover significantly. This had a negative effect on AMR Corp., Delta Airlines and United Airlines.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Your early emphasis on consumer-related stocks helped performance. Where did you find opportunities?

A. Mostly in the areas of homebuilding, retail and restaurants. Companies in these groups typically perform well during the first stages of an economic recovery, especially when the Federal Reserve Board is lowering interest rates. As such, the fund's investments in homebuilders Pulte Homes, KB Homes and Centex contributed positively, as did our position in toy retailer Mattel, which makes Barbie dolls. Several of our restaurant stocks also fared well, including Brinker, the parent company of Chili's.

Q. You pulled back on consumer names during the second half, and increased the fund's exposure to health and finance stocks. Why?

A. The fund's consumer names performed well early on, but I scaled back when many of the stocks got too expensive for my liking. At that point, I began to build up our drug-stock exposure and also found some appealing stories in both the insurance and banking groups. Drug stock valuations had fallen dramatically, and I felt many had good long-term growth profiles. While the group continued to suffer during this period, one solid performer was Merck, which had five new products in Phase 3 - the final step of testing before drugs are reviewed by the government. As for my focus on finance stocks, I particularly liked the pricing cycle we saw within the property and casualty insurance market, and I made a larger commitment to leading insurer American International Group. I also bumped up the fund's exposure to credit-sensitive banks - including Bank One and MBNA - as consumer credit improved.

Q. Which other investments performed well? Which ones were disappointments?

A. The fund's investment in medical technology company Boston Scientific performed well, largely in anticipation of the company's new drug-coated stent product, which is designed to keep treated coronary arteries free from recurring blockages. American Express was another good stock, as were energy services names Baker Hughes and Weatherford International, which benefited from rising oil prices. In terms of disappointments, the fund's positions in telecommunications stocks Qwest Communications and Charter Communications lagged due to weak industry fundamentals and high debt loads.

Annual Report

Q. What's your outlook, Jennifer?

A. I'm optimistic, but cautious. The economic improvement that didn't come in 2002 could materialize in 2003, but the recovery may be slow and gradual. As we enter the new year, I have the fund positioned with an upturn in mind, as evidenced by our overweighted position in technology stocks. I'm also committed to drug stocks, which could still show decent growth even if the economy slips or improves only modestly.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to achieve capital appreciation by investing primarily in common stock of companies with above-average growth characteristics

Start date: November 22, 1983

Size: as of November 30, 2002, more than $8.9 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

3

Jennifer Uhrig on the potential turnaround she sees for drug stocks:

"Drug stocks struggled throughout 2002, as companies grappled with a variety of issues - including a lack of new product approvals, a difficult patent expiration cycle and talk of potential drug-price reforms.

"As a growth manager, though, I looked beyond the noise surrounding the group, and focused on its future growth potential. In this case, my research showed me a group that was beaten down, but whose long-term industry fundamentals remained largely intact.

"As we head into 2003, drug stocks have a couple of things going for them. There will be fewer drugs coming off patent, valuations remain low and I'm encouraged by several new product launches that are in the works, particularly a new cholesterol-lowering drug called Zetia, which was co-marketed by Schering-Plough and Merck.

"Longer term, drug stocks make sense simply due to demographics. People use more drugs as they get older, and innovative medicine will always be in demand. At the close of the period, some of the fund's largest holdings were drug stocks."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.1	5.3
Pfizer, Inc.	3.7	4.4
Johnson & Johnson	3.5	2.1
Merck & Co., Inc.	3.2	2.1
Wal-Mart Stores, Inc.	2.9	2.8
Intel Corp.	2.3	4.1
American International Group, Inc.	2.3	2.4
Dell Computer Corp.	1.8	1.2
General Electric Co.	1.6	1.8
Medtronic, Inc.	1.6	1.1
	28.0
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.9	28.8
Health Care	25.1	19.7
Financials	14.2	9.3
Consumer Discretionary	13.0	17.5
Industrials	6.4	10.4
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 97.5%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	5.2%	** Foreign investments	3.4%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.0%
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc. (a)	982,100	$ 29,267
Darden Restaurants, Inc.	954,000	20,635
		49,902
Household Durables - 0.6%
Black & Decker Corp.	558,550	24,001
Leggett & Platt, Inc.	424,100	10,123
Maytag Corp.	480,140	14,841
Nintendo Co. Ltd.	83,800	8,881
		57,846
Leisure Equipment & Products - 0.5%
Mattel, Inc.	2,186,300	45,082
Media - 5.7%
AOL Time Warner, Inc. (a)	5,520,300	90,367
Charter Communications, Inc. Class A (a)	5,404,700	11,026
Comcast Corp.:
Class A (a)	1,534,198	35,962
Class A (special) (a)	1,432,800	32,668
Cox Communications, Inc. Class A (a)	1,546,300	46,822
E.W. Scripps Co. Class A	578,500	45,863
Interpublic Group of Companies, Inc.	2,381,300	35,648
Lamar Advertising Co. Class A (a)	1,550,400	52,915
Pixar (a)	171,600	9,908
Tribune Co.	539,200	24,695
Univision Communications, Inc. Class A (a)	1,188,900	38,211
Viacom, Inc. Class B (non-vtg.) (a)	1,790,490	84,171
		508,256
Multiline Retail - 3.3%
Family Dollar Stores, Inc.	166,200	4,901
Saks, Inc. (a)	2,426,800	31,548
Wal-Mart Stores, Inc.	4,736,000	256,502
		292,951
Specialty Retail - 2.3%
AutoZone, Inc. (a)	251,000	20,507
Home Depot, Inc.	2,137,250	56,466
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	1,939,100	$ 32,984
Lowe's Companies, Inc.	2,387,700	99,090
		209,047
TOTAL CONSUMER DISCRETIONARY		1,163,084
CONSUMER STAPLES - 6.0%
Beverages - 2.6%
Coca-Cola Enterprises, Inc.	985,700	20,986
PepsiCo, Inc.	1,712,605	72,751
The Coca-Cola Co.	3,018,100	137,746
		231,483
Household Products - 1.3%
Procter & Gamble Co.	1,414,340	118,805
Personal Products - 0.8%
Gillette Co.	2,209,300	66,986
Tobacco - 1.3%
Loews Corp. - Carolina Group	740,200	13,701
Philip Morris Companies, Inc.	2,744,600	103,526
		117,227
TOTAL CONSUMER STAPLES		534,501
ENERGY - 4.7%
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	1,120,730	36,693
BJ Services Co. (a)	1,183,740	39,596
Cooper Cameron Corp. (a)	517,400	26,522
ENSCO International, Inc.	767,900	21,486
Global Industries Ltd. (a)	2,749,200	12,129
Grant Prideco, Inc. (a)	244,800	2,504
Nabors Industries Ltd. (a)	762,690	26,999
National-Oilwell, Inc. (a)	1,045,700	22,744
Noble Corp. (a)	889,500	30,199
Schlumberger Ltd. (NY Shares)	1,474,200	65,233
Smith International, Inc. (a)	833,800	28,349
Tidewater, Inc.	719,100	22,242
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Varco International, Inc. (a)	1,188,300	$ 19,441
Weatherford International Ltd. (a)	980,100	39,537
		393,674
Oil & Gas - 0.3%
Noble Energy, Inc.	423,000	15,655
YUKOS Corp. sponsored ADR	72,100	9,752
		25,407
TOTAL ENERGY		419,081
FINANCIALS - 14.2%
Banks - 2.5%
Bank of America Corp.	616,600	43,211
Bank One Corp.	2,199,900	86,874
Fifth Third Bancorp	1,040,500	58,268
FleetBoston Financial Corp.	395,600	10,733
Wells Fargo & Co.	506,100	23,387
		222,473
Diversified Financials - 6.8%
American Express Co.	2,567,512	99,953
Charles Schwab Corp.	4,397,050	50,742
CIT Group, Inc.	489,900	10,704
Citigroup, Inc.	2,110,923	82,073
Fannie Mae	2,083,300	131,352
Freddie Mac	814,500	46,948
Goldman Sachs Group, Inc.	339,400	26,768
MBNA Corp.	3,499,900	74,688
Merrill Lynch & Co., Inc.	669,700	29,132
Morgan Stanley	509,900	23,068
Nomura Holdings, Inc.	917,000	11,019
SLM Corp.	256,900	25,107
		611,554
Insurance - 4.9%
ACE Ltd.	1,157,100	39,457
AFLAC, Inc.	1,552,000	47,879
Allstate Corp.	1,212,100	47,308
American International Group, Inc.	3,205,499	208,838
Hartford Financial Services Group, Inc.	722,200	35,431
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp.:
Class A	143,439	$ 2,288
Class B (a)	1,848,203	29,571
XL Capital Ltd. Class A	322,800	26,708
		437,480
TOTAL FINANCIALS		1,271,507
HEALTH CARE - 25.1%
Biotechnology - 2.3%
Amgen, Inc. (a)	751,200	35,457
Biogen, Inc. (a)	740,300	32,684
Cambridge Antibody Technology Group PLC (a)	906,876	7,364
Cephalon, Inc. (a)	720,900	39,505
Geneprot, Inc. (c)	664,000	2,324
Gilead Sciences, Inc. (a)	863,400	34,087
IDEC Pharmaceuticals Corp. (a)	764,000	25,136
ImClone Systems, Inc. (a)	902,617	12,393
Millennium Pharmaceuticals, Inc. (a)	1,501,300	15,028
		203,978
Health Care Equipment & Supplies - 3.7%
Alcon, Inc.	858,400	35,967
Baxter International, Inc.	1,959,900	62,697
Boston Scientific Corp. (a)	1,103,000	46,326
Medtronic, Inc.	3,089,800	144,448
St. Jude Medical, Inc. (a)	1,317,000	45,858
		335,296
Health Care Providers & Services - 0.7%
McKesson Corp.	1,943,800	50,383
UnitedHealth Group, Inc.	160,300	13,056
		63,439
Pharmaceuticals - 18.4%
Abbott Laboratories	3,190,000	139,658
Barr Laboratories, Inc. (a)	161,800	10,684
Bristol-Myers Squibb Co.	4,005,440	106,144
Eli Lilly & Co.	1,314,830	89,803
Forest Laboratories, Inc. (a)	351,600	37,737
Johnson & Johnson	5,496,780	313,426
Merck & Co., Inc.	4,874,600	289,600
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	10,488,625	$ 330,811
Pharmacia Corp.	2,411,300	101,998
Schering-Plough Corp.	2,749,400	62,301
Teva Pharmaceutical Industries Ltd. sponsored ADR	418,000	33,047
Wyeth	3,517,460	135,176
		1,650,385
TOTAL HEALTH CARE		2,253,098
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	1,161,880	60,650
Northrop Grumman Corp.	375,600	36,399
		97,049
Airlines - 0.3%
Delta Air Lines, Inc.	1,775,000	23,963
Commercial Services & Supplies - 1.9%
Cintas Corp.	87,900	4,436
First Data Corp.	2,232,900	77,348
Hewitt Associates, Inc.	14,200	448
Paychex, Inc.	2,202,027	64,299
Robert Half International, Inc. (a)	1,340,600	26,343
		172,874
Electrical Equipment - 0.2%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Energizer Holdings, Inc. (a)	580,500	17,189
		17,189
Industrial Conglomerates - 2.9%
3M Co.	268,000	34,800
General Electric Co.	5,336,370	144,616
Tyco International Ltd.	4,609,600	82,235
		261,651
TOTAL INDUSTRIALS		572,726
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 3.3%
3Com Corp. (a)	735,200	$ 3,786
Advanced Fibre Communication, Inc. (a)	524,300	9,532
Alcatel SA sponsored ADR	2,954,300	16,869
Cisco Systems, Inc. (a)	8,217,300	122,602
Emulex Corp. (a)	138,900	3,353
Harris Corp.	1,176,600	31,674
Motorola, Inc.	7,444,900	84,723
QUALCOMM, Inc. (a)	557,900	22,997
		295,536
Computers & Peripherals - 3.6%
Dell Computer Corp. (a)	5,584,400	159,546
EMC Corp. (a)	4,498,100	32,611
International Business Machines Corp.	712,030	62,018
Lexmark International, Inc. Class A (a)	409,300	27,071
Network Appliance, Inc. (a)	399,200	5,537
Sun Microsystems, Inc. (a)	8,958,500	38,441
		325,224
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	3,183,870	61,799
Amphenol Corp. Class A (a)	292,800	12,986
Sanmina-SCI Corp. (a)	4,610,400	22,130
Waters Corp. (a)	1,008,700	27,033
		123,948
Internet Software & Services - 0.9%
Overture Services, Inc. (a)	1,082,729	29,754
Yahoo!, Inc. (a)	2,637,800	48,193
		77,947
Semiconductor Equipment & Products - 9.7%
Advanced Micro Devices, Inc. (a)	4,570,600	38,850
Agere Systems, Inc.:
Class A (a)	9,729,750	13,427
Class B (a)	15,116,641	21,314
Analog Devices, Inc. (a)	1,798,100	55,184
Applied Materials, Inc. (a)	3,010,000	51,321
ASML Holding NV (NY Shares) (a)	6,022,313	67,179
Atmel Corp. (a)	3,126,100	10,973
Broadcom Corp. Class A (a)	1,131,500	22,121
Cypress Semiconductor Corp. (a)	879,600	7,600
Integrated Device Technology, Inc. (a)	2,220,400	23,869
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Intel Corp.	10,056,700	$ 209,984
Intersil Corp. Class A (a)	1,577,916	27,282
KLA-Tencor Corp. (a)	1,216,280	53,723
LAM Research Corp. (a)	1,800,700	29,243
National Semiconductor Corp. (a)	576,380	11,701
NVIDIA Corp. (a)	3,404,412	58,318
QLogic Corp. (a)	487,000	21,155
Semtech Corp. (a)	925,300	13,954
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	5,372,280	49,425
Texas Instruments, Inc.	4,304,400	86,561
		873,184
Software - 7.0%
Adobe Systems, Inc.	1,265,000	37,355
Electronic Arts, Inc. (a)	602,016	40,853
Microsoft Corp. (a)	7,905,300	457,084
Network Associates, Inc. (a)	1,056,250	19,277
Red Hat, Inc. (a)	2,816,100	19,347
Synopsys, Inc. (a)	560,879	29,154
VERITAS Software Corp. (a)	1,377,469	25,042
		628,112
TOTAL INFORMATION TECHNOLOGY		2,323,951
MATERIALS - 0.9%
Chemicals - 0.5%
Lyondell Chemical Co.	2,899,640	41,494
Construction Materials - 0.0%
Lafarge North America, Inc.	1,205	39
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,244,300	19,536
Metals & Mining - 0.2%
Arch Coal, Inc.	467,700	9,359
Massey Energy Corp.	1,418,800	12,556
		21,915
TOTAL MATERIALS		82,984
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
AT&T Corp.	948,500	$ 26,596
KT Corp. sponsored ADR	1,025,900	22,108
TeraBeam Networks (c)	47,600	12
		48,716
Wireless Telecommunication Services - 0.7%
SK Telecom Co. Ltd. sponsored ADR	1,053,900	23,713
Vodafone Group PLC sponsored ADR	2,226,600	41,749
		65,462
TOTAL TELECOMMUNICATION SERVICES		114,178
TOTAL COMMON STOCKS (Cost $8,255,798)		8,735,110
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $1,250)	72,500	73
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 1.47% (b)	254,147,177	254,147
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	70,876,773	70,877
TOTAL MONEY MARKET FUNDS (Cost $325,024)		325,024
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $8,582,072)		9,060,207
NET OTHER ASSETS - (1.1)%		(97,214)
NET ASSETS - 100%		$ 8,962,993
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 1,250
Geneprot, Inc.	7/7/00	$ 3,652
TeraBeam Networks	4/7/00	$ 179
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $9,558,098,000 and $9,993,742,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $947,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,409,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $20,368,000. The weighted average interest rate was 1.85%. Interest expense includes $11,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,860,000. The weighted average interest rate was 1.94%. Interest expense includes $1,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $4,844,000.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $4,394,156,000 of which $2,158,179,000 and $2,235,977,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $98,874,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $73,818) (cost $8,582,072) - See accompanying schedule		$ 9,060,207
Receivable for investments sold		92,326
Receivable for fund shares sold		8,285
Dividends receivable		8,658
Interest receivable		307
Receivable from investment adviser for expense reductions		122
Other receivables		1,194
Total assets		9,171,099

Liabilities
Payable for investments purchased	$ 87,455
Payable for fund shares redeemed	41,908
Accrued management fee	4,263
Distribution fees payable	3,394
Other payables and accrued expenses	209
Collateral on securities loaned, at value	70,877
Total liabilities		208,106

Net Assets		$ 8,962,993
Net Assets consist of:
Paid in capital		$ 13,138,103
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,653,248)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		478,138
Net Assets		$ 8,962,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($560,435 ÷ 15,386 shares)	$ 36.42

Maximum offering price per share (100/94.25 of $36.42)	$ 38.64
Class T: Net Asset Value and redemption price per share ($4,792,048 ÷ 130,555 shares)	$ 36.71

Maximum offering price per share (100/96.50 of $36.71)	$ 38.04
Class B: Net Asset Value and offering price per share ($1,135,114 ÷ 32,357 shares) A	$ 35.08

Class C: Net Asset Value and offering price per share ($503,804 ÷ 14,149.6 shares) A	$ 35.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,971,592 ÷ 51,734 shares)	$ 38.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 83,231
Interest		2,436
Security lending		614
Total income		86,281

Expenses
Management fee	$ 60,626
Transfer agent fees	25,682
Distribution fees	52,655
Accounting and security lending fees	918
Non-interested trustees' compensation	47
Custodian fees and expenses	172
Registration fees	91
Audit	71
Legal	89
Interest	12
Miscellaneous	784
Total expenses before reductions	141,147
Expense reductions	(8,262)	132,885
Net investment income (loss)		(46,604)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,259,908)
Foreign currency transactions	50
Total net realized gain (loss)		(2,259,858)
Change in net unrealized appreciation (depreciation) on: Investment securities	(698,426)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(698,418)
Net gain (loss)		(2,958,276)
Net increase (decrease) in net assets resulting from operations		$ (3,004,880)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (46,604)	$ (54,685)
Net realized gain (loss)	(2,259,858)	(2,086,861)
Change in net unrealized appreciation (depreciation)	(698,418)	(682,479)
Net increase (decrease) in net assets resulting from operations	(3,004,880)	(2,824,025)
Distributions to shareholders from net realized gain	-	(812,042)
Share transactions - net increase (decrease)	(237,522)	1,102,220
Total increase (decrease) in net assets	(3,242,402)	(2,533,847)

Net Assets
Beginning of period	12,205,395	14,739,242
End of period	$ 8,962,993	$ 12,205,395

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 47.97	$ 62.16	$ 69.26	$ 58.14	$ 51.69
Income from Investment Operations
Net investment income (loss) C	(.12)	(.11)	(.26)	(.14)	(.13)
Net realized and unrealized gain (loss)	(11.43)	(10.63)	(1.18)	18.28	12.76
Total from investment operations	(11.55)	(10.74)	(1.44)	18.14	12.63
Distributions from net investment income	-	-	-	-	(.03)
Distributions from net realized gain	-	(3.45)	(5.66)	(7.02)	(6.15)
Total Distributions	-	(3.45)	(5.66)	(7.02)	(6.18)
Net asset value, end of period	$ 36.42	$ 47.97	$ 62.16	$ 69.26	$ 58.14
Total Return A, B	(24.08)%	(18.27)%	(2.63)%	34.67%	28.21%
Ratios to Average Net Assets D
Expenses before expense reductions	1.20%	1.12%	1.08%	1.09%	1.12%
Expenses net of voluntary waivers, if any	1.20%	1.12%	1.08%	1.09%	1.12%
Expenses net of all reductions	1.12%	1.09%	1.06%	1.08%	1.10%
Net investment income (loss)	(.29)%	(.20)%	(.37)%	(.23)%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 560	$ 613	$ 656	$ 403	$ 92
Portfolio turnover rate	93%	106%	99%	82%	122%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 62.88	$ 69.95	$ 58.59	$ 51.97
Income from Investment Operations
Net investment income (loss) C	(.19)	(.20)	(.41)	(.27)	(.21)
Net realized and unrealized gain (loss)	(11.52)	(10.81)	(1.19)	18.49	12.87
Total from investment operations	(11.71)	(11.01)	(1.60)	18.22	12.66
Distributions from net realized gain	-	(3.45)	(5.47)	(6.86)	(6.04)
Net asset value, end of period	$ 36.71	$ 48.42	$ 62.88	$ 69.95	$ 58.59
Total Return A, B	(24.18)%	(18.51)%	(2.83)%	34.44%	28.00%
Ratios to Average Net Assets D
Expenses before expense reductions	1.36%	1.29%	1.28%	1.29%	1.29%
Expenses net of voluntary waivers, if any	1.36%	1.29%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.28%	1.26%	1.26%	1.28%	1.27%
Net investment income (loss)	(.45)%	(.37)%	(.57)%	(.43)%	(.41)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,792	$ 7,120	$ 9,169	$ 8,047	$ 5,187
Portfolio turnover rate	93%	106%	99%	82%	122%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 46.55	$ 60.93	$ 68.19	$ 57.50	$ 51.41
Income from Investment Operations
Net investment income (loss) C	(.42)	(.50)	(.79)	(.60)	(.52)
Net realized and unrealized gain (loss)	(11.05)	(10.43)	(1.11)	18.08	12.68
Total from investment operations	(11.47)	(10.93)	(1.90)	17.48	12.16
Distributions from net realized gain	-	(3.45)	(5.36)	(6.79)	(6.07)
Net asset value, end of period	$ 35.08	$ 46.55	$ 60.93	$ 68.19	$ 57.50
Total Return A, B	(24.64)%	(18.99)%	(3.37)%	33.69%	27.27%
Ratios to Average Net Assets D
Expenses before expense reductions	1.99%	1.90%	1.84%	1.85%	1.88%
Expenses net of voluntary waivers, if any	1.95%	1.90%	1.84%	1.85%	1.88%
Expenses net of all reductions	1.88%	1.87%	1.83%	1.84%	1.85%
Net investment income (loss)	(1.05)%	(.98)%	(1.14)%	(.98)%	(1.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,135	$ 1,775	$ 2,269	$ 1,396	$ 307
Portfolio turnover rate	93%	106%	99%	82%	122%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 47.23	$ 61.75	$ 69.07	$ 58.24	$ 51.95
Income from Investment Operations
Net investment income (loss) C	(.41)	(.47)	(.78)	(.60)	(.54)
Net realized and unrealized gain (loss)	(11.21)	(10.60)	(1.13)	18.32	12.87
Total from investment operations	(11.62)	(11.07)	(1.91)	17.72	12.33
Distributions from net realized gain	-	(3.45)	(5.41)	(6.89)	(6.04)
Net asset value, end of period	$ 35.61	$ 47.23	$ 61.75	$ 69.07	$ 58.24
Total Return A, B	(24.60)%	(18.97)%	(3.34)%	33.72%	27.30%
Ratios to Average Net Assets D
Expenses before expense reductions	1.92%	1.84%	1.81%	1.82%	1.89%
Expenses net of voluntary waivers, if any	1.92%	1.84%	1.81%	1.82%	1.89%
Expenses net of all reductions	1.85%	1.81%	1.80%	1.81%	1.86%
Net investment income (loss)	(1.02)%	(.92)%	(1.11)%	(.96)%	(1.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 504	$ 757	$ 901	$ 436	$ 64
Portfolio turnover rate	93%	106%	99%	82%	122%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 49.97	$ 64.43	$ 71.49	$ 59.71	$ 52.86
Income from Investment Operations
Net investment income (loss) B	.06	.09	(.05)	.05	.06
Net realized and unrealized gain (loss)	(11.92)	(11.10)	(1.24)	18.86	13.08
Total from investment operations	(11.86)	(11.01)	(1.29)	18.91	13.14
Distributions from net investment income	-	-	-	-	(.05)
Distributions from net realized gain	-	(3.45)	(5.77)	(7.13)	(6.24)
Total distributions	-	(3.45)	(5.77)	(7.13)	(6.29)
Net asset value, end of period	$ 38.11	$ 49.97	$ 64.43	$ 71.49	$ 59.71
Total Return A	(23.73)%	(18.04)%	(2.33)%	35.16%	28.67%
Ratios to Average Net Assets C
Expenses before expense reductions	.76%	.75%	.77%	.78%	.76%
Expenses net of voluntary waivers, if any	.76%	.75%	.77%	.78%	.76%
Expenses net of all reductions	.68%	.72%	.75%	.77%	.74%
Net investment income (loss)	.15%	.17%	(.06)%	.08%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 1,972	$ 1,941	$ 1,745	$ 1,448	$ 1,088
Portfolio turnover rate	93%	106%	99%	82%	122%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 1,228,781	|
Unrealized depreciation	(910,861)
Net unrealized appreciation (depreciation)	317,920
Capital loss carryforward	(4,394,156)
Total Distributable earnings	$ (4,076,236)
Cost for federal income tax purposes	$ 8,742,287

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 1,538	$ 4	$ 126
Class T	.27%	.25%	30,476	226	1,229
Class B	.75%	.25%	14,371	10,783	-
Class C	.75%	.25%	6,270	965	-
			$ 52,655	$ 11,978	$ 1,355

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 854	$ 299
Class T	1,380	342
Class B*	5,093	5,093
Class C*	109	109
	$ 7,436	$ 5,843

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,804.32
Class T	13,453.23
Class B	5,484.38
Class C	1,943.31
Institutional Class	2,998.15
	$ 25,682

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,430 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the

Annual Report

6. Security Lending - continued

securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	1.95%	$ 591

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other

Annual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

8. Expense Reductions - continued

Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 6,306	$ 10
Class A	126	-	-
Class T	1,229	-	-
	$ 1,355	$ 6,306	$ 10

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net realized gain
Class A	$ -	$ 36,923
Class T	-	502,238
Class B	-	129,000
Class C	-	50,485
Institutional Class	-	93,396
Total	$ -	$ 812,042

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30, 2002	Year ended November 30, 2001	Year ended November 30, 2002	Year ended November 30, 2001
Class A
Shares sold	6,847	5,066	$ 273,608	$ 265,815
Reinvestment of distributions	-	588	-	34,416
Shares redeemed	(4,230)	(3,433)	(168,662)	(175,521)
Net increase (decrease)	2,617	2,221	$ 104,946	$ 124,710
Class T
Shares sold	33,485	37,784	$ 1,394,538	$ 1,999,037
Reinvestment of distributions	-	7,976	-	472,328
Shares redeemed	(49,977)	(44,520)	(2,028,993)	(2,314,652)
Net increase (decrease)	(16,492)	1,240	$ (634,455)	$ 156,713
Class B
Shares sold	3,650	7,051	$ 150,466	$ 366,231
Reinvestment of distributions	-	2,004	-	114,701
Shares redeemed	(9,425)	(8,162)	(359,339)	(400,457)
Net increase (decrease)	(5,775)	893	$ (208,873)	$ 80,475
Class C
Shares sold	3,542	5,002	$ 147,093	$ 261,973
Reinvestment of distributions	-	710	-	41,223
Shares redeemed	(5,422)	(4,269)	(212,090)	(215,872)
Net increase (decrease)	(1,880)	1,443	$ (64,997)	$ 87,324
Institutional Class
Shares sold	35,364	24,515	$ 1,459,704	$ 1,300,210
Reinvestment of distributions	-	1,267	-	77,017
Shares redeemed	(22,470)	(14,024)	(893,847)	(724,229)
Net increase (decrease)	12,894	11,758	$ 565,857	$ 652,998

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Equity Growth Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Equity Growth Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Equity Growth Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Equity Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

Name, Age; Principal Occupation
William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Equity Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Jennifer Uhrig (41)

Year of Election or Appointment: 1997

Vice President of Advisor Equity Growth. Ms. Uhrig is also Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Uhrig managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Equity Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Equity Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Name, Age; Principal Occupation
Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Equity Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Equity Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Equity Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Equity Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Equity Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Annual Report

Proxy Voting Results - continued

PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	6,643,305,580.40	94.888
Against	120,965,676.75	1.728
Abstain	236,929,514.74	3.384
TOTAL	7,001,200,771.89	100.00
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc.
	# of Votes Cast	% of Votes Cast
Affirmative	6,636,217,109.08	94.787
Against	119,636,548.95	1.709
Abstain	245,347,113.86	3.504
TOTAL	7,001,200,771.89	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc.
	# of Votes Cast	% of Votes Cast
Affirmative	6,616,035,934.08	94.499
Against	137,036,681.79	1.957
Abstain	248,128,156.02	3.544
TOTAL	7,001,200,771.89	100.00
PROPOSAL 7
To eliminate a fundamental investment policy and modify the fundamental investment objective of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	5,266,523,045.10	91.327
Against	170,978,340.11	2.965
Abstain	329,184,077.57	5.708
TOTAL	5,766,685,462.78	100.00
Broker Non-Votes	1,234,515,309.11
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning concentration.
	# of Votes Cast	% of Votes Cast
Affirmative	5,303,434,968.54	91.967
Against	163,125,227.67	2.829
Abstain	300,125,266.57	5.204
TOTAL	5,766,685,462.78	100.00
Broker Non-Votes	1,234,515,309.11
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	5,282,032,876.17	91.596
Against	171,614,608.39	2.976
Abstain	313,037,978.22	5.428
TOTAL	5,766,685,462.78	100.00
Broker Non-Votes	1,234,515,309.11
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	5,250,498,986.35	91.049
Against	203,717,989.36	3.532
Abstain	312,468,487.07	5.419
TOTAL	5,766,685,462.78	100.00
Broker Non-Votes	1,234,515,309.11

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EPG-ANN-0103 335833
1.539469.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Equity Growth

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market value.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Equity Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Adv Equity Growth - Inst CL	-23.73%	6.18%	157.17%
Russell 3000 ® Growth Index	-22.52%	-12.02%	100.01%
Growth Funds Average	-18.96%	0.04%	124.67%
Large-Cap Core Funds Average	-18.15%	-1.99%	126.74%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell 3000® Growth Index - a market capitalization-weighted index of U.S. domiciled growth-oriented stocks. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Growth - Inst CL	-23.73%	1.21%	9.91%
Russell 3000 Growth Index	-22.52%	-2.53%	7.18%
Growth Funds Average	-18.96%	-0.41%	7.91%
Large-Cap Core Funds Average	-18.15%	-0.57%	8.36%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Equity Growth Fund - Institutional Class on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Growth Index, did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund

Q. How did the fund perform, Jennifer?

A. The tough times continued for growth investors. For the 12 months that ended November 30, 2002, the fund's Institutional Class shares returned -23.73%. In comparison, the Russell 3000 Growth Index fell 22.52%, while the growth funds average declined 18.96%, according to Lipper Inc.

Q. What factors influenced the fund's performance?

A. A third straight year of negative returns took a heavy toll on most growth stocks, with the third quarter of 2002 proving exceptionally harsh. Within the portfolio, the fund's performance was especially hindered by its investments in both semiconductor and airline stocks. On the positive side, many of the fund's consumer-related holdings contributed gains during the period, as did several energy services stocks.

Q. Why were you bullish on semiconductor and airline stocks?

A. The fund's investments in each of these areas were plays on an improving economy, which I thought might emerge during the second half of the period. Semiconductor stocks tend to react positively in advance of an economic recovery, and as for the airlines, I expected consumer and business travel to gradually improve following the September 2001 attacks. Unfortunately, investors became increasingly skeptical regarding an economic rebound, and this sentiment shift hurt our semiconductor positions, including Agere Systems, Teradyne and Advanced Micro Devices. In terms of the airlines, consumer travel came back - thanks to deep fare discounts - but business travel failed to recover significantly. This had a negative effect on AMR Corp., Delta Airlines and United Airlines.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Your early emphasis on consumer-related stocks helped performance. Where did you find opportunities?

A. Mostly in the areas of homebuilding, retail and restaurants. Companies in these groups typically perform well during the first stages of an economic recovery, especially when the Federal Reserve Board is lowering interest rates. As such, the fund's investments in homebuilders Pulte Homes, KB Homes and Centex contributed positively, as did our position in toy retailer Mattel, which makes Barbie dolls. Several of our restaurant stocks also fared well, including Brinker, the parent company of Chili's.

Q. You pulled back on consumer names during the second half, and increased the fund's exposure to health and finance stocks. Why?

A. The fund's consumer names performed well early on, but I scaled back when many of the stocks got too expensive for my liking. At that point, I began to build up our drug-stock exposure and also found some appealing stories in both the insurance and banking groups. Drug stock valuations had fallen dramatically, and I felt many had good long-term growth profiles. While the group continued to suffer during this period, one solid performer was Merck, which had five new products in Phase 3 - the final step of testing before drugs are reviewed by the government. As for my focus on finance stocks, I particularly liked the pricing cycle we saw within the property and casualty insurance market, and I made a larger commitment to leading insurer American International Group. I also bumped up the fund's exposure to credit-sensitive banks - including Bank One and MBNA - as consumer credit improved.

Q. Which other investments performed well? Which ones were disappointments?

A. The fund's investment in medical technology company Boston Scientific performed well, largely in anticipation of the company's new drug-coated stent product, which is designed to keep treated coronary arteries free from recurring blockages. American Express was another good stock, as were energy services names Baker Hughes and Weatherford International, which benefited from rising oil prices. In terms of disappointments, the fund's positions in telecommunications stocks Qwest Communications and Charter Communications lagged due to weak industry fundamentals and high debt loads.

Annual Report

Q. What's your outlook, Jennifer?

A. I'm optimistic, but cautious. The economic improvement that didn't come in 2002 could materialize in 2003, but the recovery may be slow and gradual. As we enter the new year, I have the fund positioned with an upturn in mind, as evidenced by our overweighted position in technology stocks. I'm also committed to drug stocks, which could still show decent growth even if the economy slips or improves only modestly.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to achieve capital appreciation by investing primarily in common stock of companies with above-average growth characteristics

Start date: November 22, 1983

Size: as of November 30, 2002, more than $8.9 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

3

Jennifer Uhrig on the potential turnaround she sees for drug stocks:

"Drug stocks struggled throughout 2002, as companies grappled with a variety of issues - including a lack of new product approvals, a difficult patent expiration cycle and talk of potential drug-price reforms.

"As a growth manager, though, I looked beyond the noise surrounding the group, and focused on its future growth potential. In this case, my research showed me a group that was beaten down, but whose long-term industry fundamentals remained largely intact.

"As we head into 2003, drug stocks have a couple of things going for them. There will be fewer drugs coming off patent, valuations remain low and I'm encouraged by several new product launches that are in the works, particularly a new cholesterol-lowering drug called Zetia, which was co-marketed by Schering-Plough and Merck.

"Longer term, drug stocks make sense simply due to demographics. People use more drugs as they get older, and innovative medicine will always be in demand. At the close of the period, some of the fund's largest holdings were drug stocks."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.1	5.3
Pfizer, Inc.	3.7	4.4
Johnson & Johnson	3.5	2.1
Merck & Co., Inc.	3.2	2.1
Wal-Mart Stores, Inc.	2.9	2.8
Intel Corp.	2.3	4.1
American International Group, Inc.	2.3	2.4
Dell Computer Corp.	1.8	1.2
General Electric Co.	1.6	1.8
Medtronic, Inc.	1.6	1.1
	28.0
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.9	28.8
Health Care	25.1	19.7
Financials	14.2	9.3
Consumer Discretionary	13.0	17.5
Industrials	6.4	10.4
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 97.5%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	5.2%	** Foreign investments	3.4%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.0%
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc. (a)	982,100	$ 29,267
Darden Restaurants, Inc.	954,000	20,635
		49,902
Household Durables - 0.6%
Black & Decker Corp.	558,550	24,001
Leggett & Platt, Inc.	424,100	10,123
Maytag Corp.	480,140	14,841
Nintendo Co. Ltd.	83,800	8,881
		57,846
Leisure Equipment & Products - 0.5%
Mattel, Inc.	2,186,300	45,082
Media - 5.7%
AOL Time Warner, Inc. (a)	5,520,300	90,367
Charter Communications, Inc. Class A (a)	5,404,700	11,026
Comcast Corp.:
Class A (a)	1,534,198	35,962
Class A (special) (a)	1,432,800	32,668
Cox Communications, Inc. Class A (a)	1,546,300	46,822
E.W. Scripps Co. Class A	578,500	45,863
Interpublic Group of Companies, Inc.	2,381,300	35,648
Lamar Advertising Co. Class A (a)	1,550,400	52,915
Pixar (a)	171,600	9,908
Tribune Co.	539,200	24,695
Univision Communications, Inc. Class A (a)	1,188,900	38,211
Viacom, Inc. Class B (non-vtg.) (a)	1,790,490	84,171
		508,256
Multiline Retail - 3.3%
Family Dollar Stores, Inc.	166,200	4,901
Saks, Inc. (a)	2,426,800	31,548
Wal-Mart Stores, Inc.	4,736,000	256,502
		292,951
Specialty Retail - 2.3%
AutoZone, Inc. (a)	251,000	20,507
Home Depot, Inc.	2,137,250	56,466
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	1,939,100	$ 32,984
Lowe's Companies, Inc.	2,387,700	99,090
		209,047
TOTAL CONSUMER DISCRETIONARY		1,163,084
CONSUMER STAPLES - 6.0%
Beverages - 2.6%
Coca-Cola Enterprises, Inc.	985,700	20,986
PepsiCo, Inc.	1,712,605	72,751
The Coca-Cola Co.	3,018,100	137,746
		231,483
Household Products - 1.3%
Procter & Gamble Co.	1,414,340	118,805
Personal Products - 0.8%
Gillette Co.	2,209,300	66,986
Tobacco - 1.3%
Loews Corp. - Carolina Group	740,200	13,701
Philip Morris Companies, Inc.	2,744,600	103,526
		117,227
TOTAL CONSUMER STAPLES		534,501
ENERGY - 4.7%
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	1,120,730	36,693
BJ Services Co. (a)	1,183,740	39,596
Cooper Cameron Corp. (a)	517,400	26,522
ENSCO International, Inc.	767,900	21,486
Global Industries Ltd. (a)	2,749,200	12,129
Grant Prideco, Inc. (a)	244,800	2,504
Nabors Industries Ltd. (a)	762,690	26,999
National-Oilwell, Inc. (a)	1,045,700	22,744
Noble Corp. (a)	889,500	30,199
Schlumberger Ltd. (NY Shares)	1,474,200	65,233
Smith International, Inc. (a)	833,800	28,349
Tidewater, Inc.	719,100	22,242
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Varco International, Inc. (a)	1,188,300	$ 19,441
Weatherford International Ltd. (a)	980,100	39,537
		393,674
Oil & Gas - 0.3%
Noble Energy, Inc.	423,000	15,655
YUKOS Corp. sponsored ADR	72,100	9,752
		25,407
TOTAL ENERGY		419,081
FINANCIALS - 14.2%
Banks - 2.5%
Bank of America Corp.	616,600	43,211
Bank One Corp.	2,199,900	86,874
Fifth Third Bancorp	1,040,500	58,268
FleetBoston Financial Corp.	395,600	10,733
Wells Fargo & Co.	506,100	23,387
		222,473
Diversified Financials - 6.8%
American Express Co.	2,567,512	99,953
Charles Schwab Corp.	4,397,050	50,742
CIT Group, Inc.	489,900	10,704
Citigroup, Inc.	2,110,923	82,073
Fannie Mae	2,083,300	131,352
Freddie Mac	814,500	46,948
Goldman Sachs Group, Inc.	339,400	26,768
MBNA Corp.	3,499,900	74,688
Merrill Lynch & Co., Inc.	669,700	29,132
Morgan Stanley	509,900	23,068
Nomura Holdings, Inc.	917,000	11,019
SLM Corp.	256,900	25,107
		611,554
Insurance - 4.9%
ACE Ltd.	1,157,100	39,457
AFLAC, Inc.	1,552,000	47,879
Allstate Corp.	1,212,100	47,308
American International Group, Inc.	3,205,499	208,838
Hartford Financial Services Group, Inc.	722,200	35,431
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp.:
Class A	143,439	$ 2,288
Class B (a)	1,848,203	29,571
XL Capital Ltd. Class A	322,800	26,708
		437,480
TOTAL FINANCIALS		1,271,507
HEALTH CARE - 25.1%
Biotechnology - 2.3%
Amgen, Inc. (a)	751,200	35,457
Biogen, Inc. (a)	740,300	32,684
Cambridge Antibody Technology Group PLC (a)	906,876	7,364
Cephalon, Inc. (a)	720,900	39,505
Geneprot, Inc. (c)	664,000	2,324
Gilead Sciences, Inc. (a)	863,400	34,087
IDEC Pharmaceuticals Corp. (a)	764,000	25,136
ImClone Systems, Inc. (a)	902,617	12,393
Millennium Pharmaceuticals, Inc. (a)	1,501,300	15,028
		203,978
Health Care Equipment & Supplies - 3.7%
Alcon, Inc.	858,400	35,967
Baxter International, Inc.	1,959,900	62,697
Boston Scientific Corp. (a)	1,103,000	46,326
Medtronic, Inc.	3,089,800	144,448
St. Jude Medical, Inc. (a)	1,317,000	45,858
		335,296
Health Care Providers & Services - 0.7%
McKesson Corp.	1,943,800	50,383
UnitedHealth Group, Inc.	160,300	13,056
		63,439
Pharmaceuticals - 18.4%
Abbott Laboratories	3,190,000	139,658
Barr Laboratories, Inc. (a)	161,800	10,684
Bristol-Myers Squibb Co.	4,005,440	106,144
Eli Lilly & Co.	1,314,830	89,803
Forest Laboratories, Inc. (a)	351,600	37,737
Johnson & Johnson	5,496,780	313,426
Merck & Co., Inc.	4,874,600	289,600
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	10,488,625	$ 330,811
Pharmacia Corp.	2,411,300	101,998
Schering-Plough Corp.	2,749,400	62,301
Teva Pharmaceutical Industries Ltd. sponsored ADR	418,000	33,047
Wyeth	3,517,460	135,176
		1,650,385
TOTAL HEALTH CARE		2,253,098
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	1,161,880	60,650
Northrop Grumman Corp.	375,600	36,399
		97,049
Airlines - 0.3%
Delta Air Lines, Inc.	1,775,000	23,963
Commercial Services & Supplies - 1.9%
Cintas Corp.	87,900	4,436
First Data Corp.	2,232,900	77,348
Hewitt Associates, Inc.	14,200	448
Paychex, Inc.	2,202,027	64,299
Robert Half International, Inc. (a)	1,340,600	26,343
		172,874
Electrical Equipment - 0.2%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Energizer Holdings, Inc. (a)	580,500	17,189
		17,189
Industrial Conglomerates - 2.9%
3M Co.	268,000	34,800
General Electric Co.	5,336,370	144,616
Tyco International Ltd.	4,609,600	82,235
		261,651
TOTAL INDUSTRIALS		572,726
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 3.3%
3Com Corp. (a)	735,200	$ 3,786
Advanced Fibre Communication, Inc. (a)	524,300	9,532
Alcatel SA sponsored ADR	2,954,300	16,869
Cisco Systems, Inc. (a)	8,217,300	122,602
Emulex Corp. (a)	138,900	3,353
Harris Corp.	1,176,600	31,674
Motorola, Inc.	7,444,900	84,723
QUALCOMM, Inc. (a)	557,900	22,997
		295,536
Computers & Peripherals - 3.6%
Dell Computer Corp. (a)	5,584,400	159,546
EMC Corp. (a)	4,498,100	32,611
International Business Machines Corp.	712,030	62,018
Lexmark International, Inc. Class A (a)	409,300	27,071
Network Appliance, Inc. (a)	399,200	5,537
Sun Microsystems, Inc. (a)	8,958,500	38,441
		325,224
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	3,183,870	61,799
Amphenol Corp. Class A (a)	292,800	12,986
Sanmina-SCI Corp. (a)	4,610,400	22,130
Waters Corp. (a)	1,008,700	27,033
		123,948
Internet Software & Services - 0.9%
Overture Services, Inc. (a)	1,082,729	29,754
Yahoo!, Inc. (a)	2,637,800	48,193
		77,947
Semiconductor Equipment & Products - 9.7%
Advanced Micro Devices, Inc. (a)	4,570,600	38,850
Agere Systems, Inc.:
Class A (a)	9,729,750	13,427
Class B (a)	15,116,641	21,314
Analog Devices, Inc. (a)	1,798,100	55,184
Applied Materials, Inc. (a)	3,010,000	51,321
ASML Holding NV (NY Shares) (a)	6,022,313	67,179
Atmel Corp. (a)	3,126,100	10,973
Broadcom Corp. Class A (a)	1,131,500	22,121
Cypress Semiconductor Corp. (a)	879,600	7,600
Integrated Device Technology, Inc. (a)	2,220,400	23,869
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Intel Corp.	10,056,700	$ 209,984
Intersil Corp. Class A (a)	1,577,916	27,282
KLA-Tencor Corp. (a)	1,216,280	53,723
LAM Research Corp. (a)	1,800,700	29,243
National Semiconductor Corp. (a)	576,380	11,701
NVIDIA Corp. (a)	3,404,412	58,318
QLogic Corp. (a)	487,000	21,155
Semtech Corp. (a)	925,300	13,954
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	5,372,280	49,425
Texas Instruments, Inc.	4,304,400	86,561
		873,184
Software - 7.0%
Adobe Systems, Inc.	1,265,000	37,355
Electronic Arts, Inc. (a)	602,016	40,853
Microsoft Corp. (a)	7,905,300	457,084
Network Associates, Inc. (a)	1,056,250	19,277
Red Hat, Inc. (a)	2,816,100	19,347
Synopsys, Inc. (a)	560,879	29,154
VERITAS Software Corp. (a)	1,377,469	25,042
		628,112
TOTAL INFORMATION TECHNOLOGY		2,323,951
MATERIALS - 0.9%
Chemicals - 0.5%
Lyondell Chemical Co.	2,899,640	41,494
Construction Materials - 0.0%
Lafarge North America, Inc.	1,205	39
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,244,300	19,536
Metals & Mining - 0.2%
Arch Coal, Inc.	467,700	9,359
Massey Energy Corp.	1,418,800	12,556
		21,915
TOTAL MATERIALS		82,984
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
AT&T Corp.	948,500	$ 26,596
KT Corp. sponsored ADR	1,025,900	22,108
TeraBeam Networks (c)	47,600	12
		48,716
Wireless Telecommunication Services - 0.7%
SK Telecom Co. Ltd. sponsored ADR	1,053,900	23,713
Vodafone Group PLC sponsored ADR	2,226,600	41,749
		65,462
TOTAL TELECOMMUNICATION SERVICES		114,178
TOTAL COMMON STOCKS (Cost $8,255,798)		8,735,110
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $1,250)	72,500	73
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 1.47% (b)	254,147,177	254,147
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	70,876,773	70,877
TOTAL MONEY MARKET FUNDS (Cost $325,024)		325,024
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $8,582,072)		9,060,207
NET OTHER ASSETS - (1.1)%		(97,214)
NET ASSETS - 100%		$ 8,962,993
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 1,250
Geneprot, Inc.	7/7/00	$ 3,652
TeraBeam Networks	4/7/00	$ 179
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $9,558,098,000 and $9,993,742,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $947,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,409,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $20,368,000. The weighted average interest rate was 1.85%. Interest expense includes $11,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,860,000. The weighted average interest rate was 1.94%. Interest expense includes $1,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $4,844,000.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $4,394,156,000 of which $2,158,179,000 and $2,235,977,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $98,874,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $73,818) (cost $8,582,072) - See accompanying schedule		$ 9,060,207
Receivable for investments sold		92,326
Receivable for fund shares sold		8,285
Dividends receivable		8,658
Interest receivable		307
Receivable from investment adviser for expense reductions		122
Other receivables		1,194
Total assets		9,171,099

Liabilities
Payable for investments purchased	$ 87,455
Payable for fund shares redeemed	41,908
Accrued management fee	4,263
Distribution fees payable	3,394
Other payables and accrued expenses	209
Collateral on securities loaned, at value	70,877
Total liabilities		208,106

Net Assets		$ 8,962,993
Net Assets consist of:
Paid in capital		$ 13,138,103
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,653,248)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		478,138
Net Assets		$ 8,962,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($560,435 ÷ 15,386 shares)	$ 36.42

Maximum offering price per share (100/94.25 of $36.42)	$ 38.64
Class T: Net Asset Value and redemption price per share ($4,792,048 ÷ 130,555 shares)	$ 36.71

Maximum offering price per share (100/96.50 of $36.71)	$ 38.04
Class B: Net Asset Value and offering price per share ($1,135,114 ÷ 32,357 shares) A	$ 35.08

Class C: Net Asset Value and offering price per share ($503,804 ÷ 14,149.6 shares) A	$ 35.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,971,592 ÷ 51,734 shares)	$ 38.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 83,231
Interest		2,436
Security lending		614
Total income		86,281

Expenses
Management fee	$ 60,626
Transfer agent fees	25,682
Distribution fees	52,655
Accounting and security lending fees	918
Non-interested trustees' compensation	47
Custodian fees and expenses	172
Registration fees	91
Audit	71
Legal	89
Interest	12
Miscellaneous	784
Total expenses before reductions	141,147
Expense reductions	(8,262)	132,885
Net investment income (loss)		(46,604)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,259,908)
Foreign currency transactions	50
Total net realized gain (loss)		(2,259,858)
Change in net unrealized appreciation (depreciation) on: Investment securities	(698,426)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(698,418)
Net gain (loss)		(2,958,276)
Net increase (decrease) in net assets resulting from operations		$ (3,004,880)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (46,604)	$ (54,685)
Net realized gain (loss)	(2,259,858)	(2,086,861)
Change in net unrealized appreciation (depreciation)	(698,418)	(682,479)
Net increase (decrease) in net assets resulting from operations	(3,004,880)	(2,824,025)
Distributions to shareholders from net realized gain	-	(812,042)
Share transactions - net increase (decrease)	(237,522)	1,102,220
Total increase (decrease) in net assets	(3,242,402)	(2,533,847)

Net Assets
Beginning of period	12,205,395	14,739,242
End of period	$ 8,962,993	$ 12,205,395

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 47.97	$ 62.16	$ 69.26	$ 58.14	$ 51.69
Income from Investment Operations
Net investment income (loss) C	(.12)	(.11)	(.26)	(.14)	(.13)
Net realized and unrealized gain (loss)	(11.43)	(10.63)	(1.18)	18.28	12.76
Total from investment operations	(11.55)	(10.74)	(1.44)	18.14	12.63
Distributions from net investment income	-	-	-	-	(.03)
Distributions from net realized gain	-	(3.45)	(5.66)	(7.02)	(6.15)
Total Distributions	-	(3.45)	(5.66)	(7.02)	(6.18)
Net asset value, end of period	$ 36.42	$ 47.97	$ 62.16	$ 69.26	$ 58.14
Total Return A, B	(24.08)%	(18.27)%	(2.63)%	34.67%	28.21%
Ratios to Average Net Assets D
Expenses before expense reductions	1.20%	1.12%	1.08%	1.09%	1.12%
Expenses net of voluntary waivers, if any	1.20%	1.12%	1.08%	1.09%	1.12%
Expenses net of all reductions	1.12%	1.09%	1.06%	1.08%	1.10%
Net investment income (loss)	(.29)%	(.20)%	(.37)%	(.23)%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 560	$ 613	$ 656	$ 403	$ 92
Portfolio turnover rate	93%	106%	99%	82%	122%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 62.88	$ 69.95	$ 58.59	$ 51.97
Income from Investment Operations
Net investment income (loss) C	(.19)	(.20)	(.41)	(.27)	(.21)
Net realized and unrealized gain (loss)	(11.52)	(10.81)	(1.19)	18.49	12.87
Total from investment operations	(11.71)	(11.01)	(1.60)	18.22	12.66
Distributions from net realized gain	-	(3.45)	(5.47)	(6.86)	(6.04)
Net asset value, end of period	$ 36.71	$ 48.42	$ 62.88	$ 69.95	$ 58.59
Total Return A, B	(24.18)%	(18.51)%	(2.83)%	34.44%	28.00%
Ratios to Average Net Assets D
Expenses before expense reductions	1.36%	1.29%	1.28%	1.29%	1.29%
Expenses net of voluntary waivers, if any	1.36%	1.29%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.28%	1.26%	1.26%	1.28%	1.27%
Net investment income (loss)	(.45)%	(.37)%	(.57)%	(.43)%	(.41)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,792	$ 7,120	$ 9,169	$ 8,047	$ 5,187
Portfolio turnover rate	93%	106%	99%	82%	122%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 46.55	$ 60.93	$ 68.19	$ 57.50	$ 51.41
Income from Investment Operations
Net investment income (loss) C	(.42)	(.50)	(.79)	(.60)	(.52)
Net realized and unrealized gain (loss)	(11.05)	(10.43)	(1.11)	18.08	12.68
Total from investment operations	(11.47)	(10.93)	(1.90)	17.48	12.16
Distributions from net realized gain	-	(3.45)	(5.36)	(6.79)	(6.07)
Net asset value, end of period	$ 35.08	$ 46.55	$ 60.93	$ 68.19	$ 57.50
Total Return A, B	(24.64)%	(18.99)%	(3.37)%	33.69%	27.27%
Ratios to Average Net Assets D
Expenses before expense reductions	1.99%	1.90%	1.84%	1.85%	1.88%
Expenses net of voluntary waivers, if any	1.95%	1.90%	1.84%	1.85%	1.88%
Expenses net of all reductions	1.88%	1.87%	1.83%	1.84%	1.85%
Net investment income (loss)	(1.05)%	(.98)%	(1.14)%	(.98)%	(1.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,135	$ 1,775	$ 2,269	$ 1,396	$ 307
Portfolio turnover rate	93%	106%	99%	82%	122%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 47.23	$ 61.75	$ 69.07	$ 58.24	$ 51.95
Income from Investment Operations
Net investment income (loss) C	(.41)	(.47)	(.78)	(.60)	(.54)
Net realized and unrealized gain (loss)	(11.21)	(10.60)	(1.13)	18.32	12.87
Total from investment operations	(11.62)	(11.07)	(1.91)	17.72	12.33
Distributions from net realized gain	-	(3.45)	(5.41)	(6.89)	(6.04)
Net asset value, end of period	$ 35.61	$ 47.23	$ 61.75	$ 69.07	$ 58.24
Total Return A, B	(24.60)%	(18.97)%	(3.34)%	33.72%	27.30%
Ratios to Average Net Assets D
Expenses before expense reductions	1.92%	1.84%	1.81%	1.82%	1.89%
Expenses net of voluntary waivers, if any	1.92%	1.84%	1.81%	1.82%	1.89%
Expenses net of all reductions	1.85%	1.81%	1.80%	1.81%	1.86%
Net investment income (loss)	(1.02)%	(.92)%	(1.11)%	(.96)%	(1.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 504	$ 757	$ 901	$ 436	$ 64
Portfolio turnover rate	93%	106%	99%	82%	122%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 49.97	$ 64.43	$ 71.49	$ 59.71	$ 52.86
Income from Investment Operations
Net investment income (loss) B	.06	.09	(.05)	.05	.06
Net realized and unrealized gain (loss)	(11.92)	(11.10)	(1.24)	18.86	13.08
Total from investment operations	(11.86)	(11.01)	(1.29)	18.91	13.14
Distributions from net investment income	-	-	-	-	(.05)
Distributions from net realized gain	-	(3.45)	(5.77)	(7.13)	(6.24)
Total distributions	-	(3.45)	(5.77)	(7.13)	(6.29)
Net asset value, end of period	$ 38.11	$ 49.97	$ 64.43	$ 71.49	$ 59.71
Total Return A	(23.73)%	(18.04)%	(2.33)%	35.16%	28.67%
Ratios to Average Net Assets C
Expenses before expense reductions	.76%	.75%	.77%	.78%	.76%
Expenses net of voluntary waivers, if any	.76%	.75%	.77%	.78%	.76%
Expenses net of all reductions	.68%	.72%	.75%	.77%	.74%
Net investment income (loss)	.15%	.17%	(.06)%	.08%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 1,972	$ 1,941	$ 1,745	$ 1,448	$ 1,088
Portfolio turnover rate	93%	106%	99%	82%	122%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 1,228,781	|
Unrealized depreciation	(910,861)
Net unrealized appreciation (depreciation)	317,920
Capital loss carryforward	(4,394,156)
Total Distributable earnings	$ (4,076,236)
Cost for federal income tax purposes	$ 8,742,287

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 1,538	$ 4	$ 126
Class T	.27%	.25%	30,476	226	1,229
Class B	.75%	.25%	14,371	10,783	-
Class C	.75%	.25%	6,270	965	-
			$ 52,655	$ 11,978	$ 1,355

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 854	$ 299
Class T	1,380	342
Class B*	5,093	5,093
Class C*	109	109
	$ 7,436	$ 5,843

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,804.32
Class T	13,453.23
Class B	5,484.38
Class C	1,943.31
Institutional Class	2,998.15
	$ 25,682

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,430 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the

Annual Report

6. Security Lending - continued

securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	1.95%	$ 591

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other

Annual Report

Notes to Financial Statements - continued
(Amounts in thousands except ratios)

8. Expense Reductions - continued

Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 6,306	$ 10
Class A	126	-	-
Class T	1,229	-	-
	$ 1,355	$ 6,306	$ 10

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net realized gain
Class A	$ -	$ 36,923
Class T	-	502,238
Class B	-	129,000
Class C	-	50,485
Institutional Class	-	93,396
Total	$ -	$ 812,042

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30, 2002	Year ended November 30, 2001	Year ended November 30, 2002	Year ended November 30, 2001
Class A
Shares sold	6,847	5,066	$ 273,608	$ 265,815
Reinvestment of distributions	-	588	-	34,416
Shares redeemed	(4,230)	(3,433)	(168,662)	(175,521)
Net increase (decrease)	2,617	2,221	$ 104,946	$ 124,710
Class T
Shares sold	33,485	37,784	$ 1,394,538	$ 1,999,037
Reinvestment of distributions	-	7,976	-	472,328
Shares redeemed	(49,977)	(44,520)	(2,028,993)	(2,314,652)
Net increase (decrease)	(16,492)	1,240	$ (634,455)	$ 156,713
Class B
Shares sold	3,650	7,051	$ 150,466	$ 366,231
Reinvestment of distributions	-	2,004	-	114,701
Shares redeemed	(9,425)	(8,162)	(359,339)	(400,457)
Net increase (decrease)	(5,775)	893	$ (208,873)	$ 80,475
Class C
Shares sold	3,542	5,002	$ 147,093	$ 261,973
Reinvestment of distributions	-	710	-	41,223
Shares redeemed	(5,422)	(4,269)	(212,090)	(215,872)
Net increase (decrease)	(1,880)	1,443	$ (64,997)	$ 87,324
Institutional Class
Shares sold	35,364	24,515	$ 1,459,704	$ 1,300,210
Reinvestment of distributions	-	1,267	-	77,017
Shares redeemed	(22,470)	(14,024)	(893,847)	(724,229)
Net increase (decrease)	12,894	11,758	$ 565,857	$ 652,998

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Equity Growth Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Equity Growth Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Equity Growth Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Equity Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

Name, Age; Principal Occupation
William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Equity Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Jennifer Uhrig (41)

Year of Election or Appointment: 1997

Vice President of Advisor Equity Growth. Ms. Uhrig is also Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Uhrig managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Equity Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Equity Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Name, Age; Principal Occupation
Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Equity Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Equity Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Equity Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Equity Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Equity Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 16, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	17,317,633,083.46	89.867
Against	1,012,622,831.92	5.254
Abstain	940,110,145.85	4.879
TOTAL	19,270,366,061.23	100.00
Broker Non-Votes	7,102,152,530.82
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	25,853,152,868.10	98.031
Withheld	519,365,723.95	1.969
TOTAL	26,372,518,592.05	100.00
Ralph F. Cox
Affirmative	25,845,731,266.57	98.003
Withheld	526,787,325.48	1.997
TOTAL	26,372,518,592.05	100.00
Phyllis Burke Davis
Affirmative	25,841,137,302.15	97.985
Withheld	531,381,289.90	2.015
TOTAL	26,372,518,592.05	100.00
Robert M. Gates
Affirmative	25,848,941,964.51	98.015
Withheld	523,576,627.54	1.985
TOTAL	26,372,518,592.05	100.00
Abigail P. Johnson
Affirmative	25,837,795,533.18	97.972
Withheld	534,723,058.87	2.028
TOTAL	26,372,518,592.05	100.00
	# of Votes Cast	% of Votes Cast
Edward C. Johnson 3d
Affirmative	25,833,831,791.24	97.957
Withheld	538,686,800.81	2.043
TOTAL	26,372,518,592.05	100.00
Donald J. Kirk
Affirmative	25,847,889,945.54	98.011
Withheld	524,628,646.51	1.989
TOTAL	26,372,518,592.05	100.00
Marie L. Knowles
Affirmative	25,853,116,331.88	98.031
Withheld	519,402,260.17	1.969
TOTAL	26,372,518,592.05	100.00
Ned C. Lautenbach
Affirmative	25,853,533,342.42	98.032
Withheld	518,985,249.63	1.968
TOTAL	26,372,518,592.05	100.00
Peter S. Lynch
Affirmative	25,854,856,113.17	98.037
Withheld	517,662,478.88	1.963
TOTAL	26,372,518,592.05	100.00
Marvin L. Mann
Affirmative	25,848,463,089.35	98.013
Withheld	524,055,502.70	1.987
TOTAL	26,372,518,592.05	100.00
William O. McCoy
Affirmative	25,848,601,101.44	98.013
Withheld	523,917,490.61	1.987
TOTAL	26,372,518,592.05	100.00
William S. Stavropoulos
Affirmative	25,841,406,853.80	97.986
Withheld	531,111,738.25	2.014
TOTAL	26,372,518,592.05	100.00

*Denotes trust-wide proposals and voting results.

Annual Report

Proxy Voting Results - continued

PROPOSAL 4
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	6,643,305,580.40	94.888
Against	120,965,676.75	1.728
Abstain	236,929,514.74	3.384
TOTAL	7,001,200,771.89	100.00
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc.
	# of Votes Cast	% of Votes Cast
Affirmative	6,636,217,109.08	94.787
Against	119,636,548.95	1.709
Abstain	245,347,113.86	3.504
TOTAL	7,001,200,771.89	100.00
PROPOSAL 6
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc.
	# of Votes Cast	% of Votes Cast
Affirmative	6,616,035,934.08	94.499
Against	137,036,681.79	1.957
Abstain	248,128,156.02	3.544
TOTAL	7,001,200,771.89	100.00
PROPOSAL 7
To eliminate a fundamental investment policy and modify the fundamental investment objective of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	5,266,523,045.10	91.327
Against	170,978,340.11	2.965
Abstain	329,184,077.57	5.708
TOTAL	5,766,685,462.78	100.00
Broker Non-Votes	1,234,515,309.11
PROPOSAL 10
To amend the fund's fundamental investment limitation concerning concentration.
	# of Votes Cast	% of Votes Cast
Affirmative	5,303,434,968.54	91.967
Against	163,125,227.67	2.829
Abstain	300,125,266.57	5.204
TOTAL	5,766,685,462.78	100.00
Broker Non-Votes	1,234,515,309.11
PROPOSAL 11
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	5,282,032,876.17	91.596
Against	171,614,608.39	2.976
Abstain	313,037,978.22	5.428
TOTAL	5,766,685,462.78	100.00
Broker Non-Votes	1,234,515,309.11
PROPOSAL 12
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	5,250,498,986.35	91.049
Against	203,717,989.36	3.532
Abstain	312,468,487.07	5.419
TOTAL	5,766,685,462.78	100.00
Broker Non-Votes	1,234,515,309.11

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPGI-ANN-0103 335834
1.539471.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Equity Income
Fund - Class A, Class T, Class B and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Equity Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A's 12b-1 fee may range over time between 0.25% and 0.35%, as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. Returns between November 30, 1992 and September 3, 1996 are those of Class T and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class A shares' 12b-1 fee been reflected, returns prior to September 3, 1996 would have been higher. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Equity Income - CL A	-9.35%	16.67%	181.33%
Fidelity Adv Equity Income - CL A (incl. 5.75% sales charge)	-14.56%	9.96%	165.16%
Russell 3000® Value	-9.01%	14.22%	197.25%
Equity Income Objective Funds Average	-12.21%	6.41%	136.61%
Equity Income Classification Funds Average	-11.70%	6.56%	136.36%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL A	-9.35%	3.13%	10.90%
Fidelity Adv Equity Income - CL A (incl. 5.75% sales charge)	-14.56%	1.92%	10.24%
Russell 3000 Value	-9.01%	2.69%	11.51%
Equity Income Objective Funds Average	-12.21%	1.05%	8.83%
Equity Income Classification Funds Average	-11.70%	1.08%	8.81%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Equity Income Fund - Class A on November 30, 1992, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Equity Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class T's 12b-1 fee may range over time between 0.50% and 0.60% (0.65% prior to January 1, 1996), as an amount of brokerage commissions equivalent to up to 0.10% of the class' average net assets may be used to promote the sale of class shares. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL T	-9.57%	15.46%	178.76%
Fidelity Adv Equity Income - CL T (incl. 3.50% sales charge)	-12.73%	11.41%	169.01%
Russell 3000 Value	-9.01%	14.22%	197.25%
Equity Income Objective Funds Average	-12.21%	6.41%	136.61%
Equity Income Classification Funds Average	-11.70%	6.56%	136.36%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL T	-9.57%	2.92%	10.80%
Fidelity Adv Equity Income - CL T (incl. 3.50% sales charge)	-12.73%	2.19%	10.40%
Russell 3000 Value	-9.01%	2.69%	11.51%
Equity Income Objective Funds Average	-12.21%	1.05%	8.83%
Equity Income Classification Funds Average	-11.70%	1.08%	8.81%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class T on November 30, 1992, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Equity Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns between November 30, 1992 and June 30, 1994 are those of Class T, and reflect a 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five year, and past 10 year total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL B	-10.07%	12.39%	167.27%
Fidelity Adv Equity Income - CL B (incl. contingent deferred sales charge)	-14.52%	10.81%	167.27%
Russell 3000 Value	-9.01%	14.22%	197.25%
Equity Income Objective Funds Average	-12.21%	6.41%	136.61%
Equity Income Classification Funds Average	-11.70%	6.56%	136.36%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL B	-10.07%	2.36%	10.33%
Fidelity Adv Equity Income - CL B (incl. contingent deferred sales charge)	-14.52%	2.07%	10.33%
Russell 3000 Value	-9.01%	2.69%	11.51%
Equity Income Objective Funds Average	-12.21%	1.05%	8.83%
Equity Income Classification Funds Average	-11.70%	1.08%	8.81%

Average annual total returns take Class B's cumulative return and shows you what would have happened if Class B had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class B on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Equity Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between November 30, 1992 and June 30, 1994 are those of Class T shares, and reflect a 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL C	-10.06%	12.37%	167.31%
Fidelity Adv Equity Income - CL C (incl. contingent deferred sales charge)	-10.95%	12.37%	167.31%
Russell 3000 Value	-9.01%	14.22%	197.25%
Equity Income Objective Funds Average	-12.21%	6.41%	136.61%
Equity Income Classification Funds Average	-11.70%	6.56%	136.36%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare Class C's performance to the performance of mutual finds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - CL C	-10.06%	2.36%	10.33%
Fidelity Adv Equity Income - CL C (incl. contingent deferred sales charge)	-10.95%	2.36%	10.33%
Russell 3000 Value	-9.01%	2.69%	11.51%
Equity Income Objective Funds Average	-12.21%	1.05%	8.83%
Equity Income Classification Funds Average	-11.70%	1.08%	8.81%

Average annual total returns take Class C's cumulative return and shows you what would have happened if Class C had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class C on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Bob Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund

Q. How did the fund perform, Bob?

A. For the 12 months ending November 30, 2002, the fund's Class A, Class T, Class B and Class C shares were down 9.35%, 9.57%, 10.07% and 10.06%, respectively. In comparison, the Russell 3000 Value Index fell 9.01% and the equity income objective funds average tracked by Lipper Inc. dropped 12.21% during the same period.

Q. What factors drove the fund's performance relative to the Russell index?

A. The main reason the fund slightly underperformed was because it had less exposure to financial stocks, which performed surprisingly well. Since I've been managing the fund, financials have represented a higher percentage of the index than I've been comfortable owning, primarily because maintaining a higher weighting - such as the index's average of 32% during the period - would reduce the fund's diversification. This period, I also felt exposing too much of the fund to this sector amid a softening economy wasn't a good strategy, as the rate of loan defaults typically rises during difficult economic times. Although my approach to this sector handicapped the fund to some extent, I felt a better alternative was to adopt other strategies that would put the fund in a potentially less compromising situation.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund outperform its peers?

A. I believe the fund's peers generally owned more large-cap stocks, and this category underperformed the mid-caps this fund emphasized. Many peer funds also maintained much higher levels of cash, which enhanced their returns given the down equity market. I kept the fund almost fully invested throughout the period and, despite this competitive disadvantage, I'm pleased the fund still held up relatively well. Meanwhile, our higher equity positioning worked to our advantage amid a sharp market rally late in the period, during which the fund handily outperformed.

Q. What other investment themes did you pursue?

A. Retail stocks were particularly appealing. Generally speaking, the group's valuations were low because Wall Street had expected consumer spending to wane. To the contrary, I felt consumer spending would remain relatively strong and, for the most part, it did. When more investors recognized this strength, many retail holdings rebounded. Strong stock moves by apparel firms Liz Claiborne, Gap and Limited Brands helped the fund's collective retail holdings outperform comparable stocks in the index by more than 14 percentage points. Elsewhere, amid periods of indiscriminate selling, the stocks of many financially stable technology companies with strong product cycles fell to what I felt were unsustainably low multiples - and I bought them. Not all of these positions helped, as holdings in Electronic Data Systems and Sanmina-SCI fell sharply.

Q. What was your strategy within the industrial sector?

A. During the widespread market sell-off in September, I increased the fund's holdings in industrial cyclical stocks as their valuations had reached historically low levels. Buying at these levels was ideal for two reasons. First, should the investment climate improve, or should investors merely conclude that economic conditions weren't as bad as they expected, one could anticipate the price-to-earnings multiples of these stocks expanding. But more favorably, if the economy were to improve, there is added potential for the stocks' earnings growth to expand sharply. By and large, a cyclical recovery for this group had yet to take place by period end, and our collective positions had mixed results. Some holdings, such as Caterpillar and CNF Transportation, gained more than 23%, while others, such as Tyco and Navistar International, fell more than 30%. Some stocks I've discussed in this report were not held at period end.

Q. What's your outlook?

A. I like the fund's positioning, given its diversified mix of stocks at extremely attractive valuations. Additionally, I'm particularly encouraged by some recent data showing that jobs are now being lost at a slower rate than at any time during the past year. Historically, such a change of direction in the unemployment trend rarely reverses course quickly, suggesting to me that the economy may be on the mend. This could bode well for cyclical businesses, such as retail, that are leveraged to an improving economy and are well represented in the fund.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to maintain a yield that exceeds the composite dividend yield of the S&P 500; also considers the potential for achieving capital appreciation

Start date: April 25, 1983

Size: as of November 30, 2002, more than $3.9 billion

Manager: Bob Chow, since 1996; joined Fidelity in 1989

3

Bob Chow on insurance stocks:

"During the past year, I found some compelling opportunities in the insurance industry, where many companies, such as Allstate, were generating higher earnings growth, but their stock prices were flat. This multiple contraction occurred for two reasons. First, some companies were embroiled in asbestos litigation, which could erode profitability. Second, the investment community generally did not believe the earnings growth of these companies was sustainable. Part of the reason for this negative perception stemmed from a historical pattern of steady premium price increases for these companies that did, in fact, often prove to be unsustainable.

"I disagreed. I felt these companies could continue to incrementally increase their premiums for some time, and I felt their share prices weren't significantly discounting this pricing strength. I also felt this pricing power would boost earnings enough to offset potential charges relating to the asbestos suits. Further, I saw less downside risk in owning them, because if pricing remained firm and earnings grew as I expected, the stocks could simply trade at current pricing levels and their valuations would decline, making them even more attractive on a risk/reward basis. At some point, I expect a broader group of investors to begin appreciating them."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.1	2.5
Exxon Mobil Corp.	2.7	2.7
Bank of America Corp.	2.5	2.0
Allstate Corp.	2.2	1.3
American International Group, Inc.	2.1	0.6
Fannie Mae	2.1	1.4
Verizon Communications, Inc.	2.0	1.6
Merck & Co., Inc.	1.6	0.7
BellSouth Corp.	1.6	1.6
Morgan Stanley	1.5	1.1
	21.4
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.1	22.1
Consumer Discretionary	18.0	15.8
Industrials	10.2	10.0
Energy	8.6	8.6
Consumer Staples	7.5	9.0
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 96.9%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	5.8%	** Foreign investments	3.5%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	273,400	$ 6,556
Johnson Controls, Inc.	80,000	6,631
TRW, Inc.	320,000	16,541
		29,728
Hotels, Restaurants & Leisure - 1.7%
Jack in the Box, Inc. (a)	140,000	2,817
Mandalay Resort Group (a)	300,000	8,301
McDonald's Corp.	1,300,000	24,050
MGM Mirage, Inc. (a)	460,000	15,571
Outback Steakhouse, Inc.	500,000	17,750
		68,489
Household Durables - 2.3%
Black & Decker Corp.	300,000	12,891
Hunter Douglas NV	80,000	1,988
Koninklijke Philips Electronics NV (NY Shares)	260,000	5,621
Leggett & Platt, Inc.	600,000	14,322
Snap-On, Inc.	540,000	16,168
Sony Corp.	240,000	10,644
Whirlpool Corp.	580,000	31,192
		92,826
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	800,000	10,256
Mattel, Inc.	220,000	4,536
Oakley, Inc. (a)	460,000	6,233
		21,025
Media - 3.8%
AOL Time Warner, Inc. (a)	1,600,000	26,192
Comcast Corp.:
Class A (a)	380,000	8,907
Class A (special) (a)	400,000	9,120
Fox Entertainment Group, Inc. Class A (a)	680,000	18,129
Gannett Co., Inc.	120,000	8,550
Knight-Ridder, Inc.	160,000	10,034
Omnicom Group, Inc.	200,000	13,610
Regal Entertainment Group Class A	140,000	3,164
The New York Times Co. Class A	200,000	9,608
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Tribune Co.	420,000	$ 19,236
Walt Disney Co.	1,300,000	25,766
		152,316
Multiline Retail - 2.0%
Dillard's, Inc. Class A	400,000	7,728
Dollar General Corp.	880,000	11,642
Federated Department Stores, Inc. (a)	860,000	28,105
Target Corp.	920,000	31,998
		79,473
Specialty Retail - 5.3%
AnnTaylor Stores Corp. (a)	400,000	9,500
Barnes & Noble, Inc. (a)	500,000	11,835
Best Buy Co., Inc. (a)	460,000	12,733
Borders Group, Inc. (a)	900,000	16,470
Foot Locker, Inc. (a)	1,000,000	13,400
Gap, Inc.	2,500,000	39,725
Gart Sports Co. (a)	100,000	2,635
Home Depot, Inc.	220,000	5,812
Limited Brands, Inc.	1,725,000	29,342
Office Depot, Inc. (a)	680,000	12,043
Regis Corp.	240,000	6,242
Sherwin-Williams Co.	520,000	14,992
Staples, Inc. (a)	780,000	15,054
Too, Inc. (a)	400,000	11,740
Toys 'R' Us, Inc. (a)	660,000	8,983
Tweeter Home Entertainment Group, Inc. (a)	200,000	2,200
		212,706
Textiles Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co. (a)	60,000	2,650
Liz Claiborne, Inc.	1,299,000	41,828
Polo Ralph Lauren Corp. Class A (a)	200,000	4,746
Russell Corp.	300,000	4,782
Tommy Hilfiger Corp. (a)	920,000	7,507
		61,513
TOTAL CONSUMER DISCRETIONARY		718,076
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 7.5%
Beverages - 0.7%
Adolph Coors Co. Class B	80,000	$ 5,189
Coca-Cola Enterprises, Inc.	460,000	9,793
The Coca-Cola Co.	320,000	14,605
		29,587
Food & Drug Retailing - 0.9%
Albertson's, Inc.	300,000	7,002
CVS Corp.	600,000	16,128
Winn-Dixie Stores, Inc.	880,000	13,130
		36,260
Food Products - 2.4%
ConAgra Foods, Inc.	760,000	18,521
Corn Products International, Inc.	80,000	2,374
Fresh Del Monte Produce, Inc.	100,000	2,290
Hershey Foods Corp.	120,000	7,727
Kellogg Co.	260,000	8,676
Kraft Foods, Inc. Class A	140,000	5,258
The J.M. Smucker Co.	500,000	19,565
Unilever NV (NY Shares)	380,000	22,097
Wm. Wrigley Jr. Co.	180,000	9,682
		96,190
Household Products - 1.5%
Clorox Co.	220,000	9,645
Colgate-Palmolive Co.	180,000	9,250
Kimberly-Clark Corp.	600,000	30,192
Procter & Gamble Co.	140,000	11,760
		60,847
Personal Products - 0.7%
Avon Products, Inc.	180,000	9,243
Gillette Co.	600,000	18,192
		27,435
Tobacco - 1.3%
Philip Morris Companies, Inc.	1,100,000	41,492
UST, Inc.	280,000	9,016
		50,508
TOTAL CONSUMER STAPLES		300,827
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 8.6%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	640,000	$ 20,954
BJ Services Co. (a)	619,000	20,706
Diamond Offshore Drilling, Inc.	340,000	7,630
ENSCO International, Inc.	400,000	11,192
Nabors Industries Ltd. (a)	320,000	11,328
Noble Corp. (a)	260,000	8,827
Schlumberger Ltd. (NY Shares)	580,000	25,665
		106,302
Oil & Gas - 5.9%
Apache Corp.	240,000	12,931
BP PLC sponsored ADR	1,000,000	39,210
ChevronTexaco Corp.	780,000	52,283
ConocoPhillips	180,000	8,606
Exxon Mobil Corp.	3,100,000	107,880
Newfield Exploration Co. (a)	280,000	10,128
Teekay Shipping Corp.	140,000	5,226
		236,264
TOTAL ENERGY		342,566
FINANCIALS - 29.1%
Banks - 7.9%
Bank of America Corp.	1,400,000	98,112
Bank of New York Co., Inc.	180,000	5,463
Bank One Corp.	900,000	35,541
Comerica, Inc.	100,000	4,733
FleetBoston Financial Corp.	1,000,000	27,130
Mellon Financial Corp.	400,000	12,020
U.S. Bancorp, Delaware	900,000	19,710
Wachovia Corp.	1,100,000	38,665
Washington Mutual, Inc.	500,000	17,990
Wells Fargo & Co.	1,200,000	55,452
		314,816
Diversified Financials - 10.4%
American Express Co.	740,000	28,808
Charles Schwab Corp.	1,400,000	16,156
Citigroup, Inc.	3,200,000	124,417
Fannie Mae	1,289,600	81,309
Freddie Mac	480,000	27,667
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Goldman Sachs Group, Inc.	260,000	$ 20,506
J.P. Morgan Chase & Co.	1,300,000	32,721
Lehman Brothers Holdings, Inc.	80,000	4,912
Merrill Lynch & Co., Inc.	400,000	17,400
Morgan Stanley	1,338,600	60,558
		414,454
Insurance - 9.8%
ACE Ltd.	1,308,000	44,603
AFLAC, Inc.	280,000	8,638
Allstate Corp.	2,200,000	85,866
American International Group, Inc.	1,300,000	84,695
Aon Corp.	500,000	9,120
Hartford Financial Services Group, Inc.	430,000	21,096
Marsh & McLennan Companies, Inc.	380,000	17,936
MBIA, Inc.	220,000	10,006
PartnerRe Ltd.	759,000	38,398
SAFECO Corp.	320,000	11,581
The Chubb Corp.	640,000	37,504
Travelers Property Casualty Corp.:
Class A	1,000,000	15,950
Class B (a)	230,790	3,693
		389,086
Real Estate - 1.0%
Apartment Investment & Management Co. Class A	440,000	16,443
Duke Realty Corp.	300,000	7,500
Equity Office Properties Trust	600,000	15,426
		39,369
TOTAL FINANCIALS		1,157,725
HEALTH CARE - 6.2%
Biotechnology - 0.2%
Biogen, Inc. (a)	80,000	3,532
Invitrogen Corp. (a)	120,000	3,355
		6,887
Health Care Equipment & Supplies - 2.1%
Bausch & Lomb, Inc.	280,000	10,567
Baxter International, Inc.	180,000	5,758
Becton, Dickinson & Co.	600,000	17,802
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	200,000	$ 8,400
C.R. Bard, Inc.	680,000	37,740
Edwards Lifesciences Corp. (a)	120,000	3,158
		83,425
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp. (a)	380,000	7,011
Pharmaceuticals - 3.7%
Abbott Laboratories	280,000	12,258
Bristol-Myers Squibb Co.	1,100,000	29,150
IVAX Corp. (a)	180,000	2,432
Johnson & Johnson	220,000	12,544
Merck & Co., Inc.	1,100,000	65,351
Pharmacia Corp.	280,000	11,844
Schering-Plough Corp.	440,000	9,970
Watson Pharmaceuticals, Inc. (a)	180,000	5,398
		148,947
TOTAL HEALTH CARE		246,270
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Boeing Co.	280,000	9,520
Goodrich Corp.	260,000	4,784
Honeywell International, Inc.	280,000	7,244
Northrop Grumman Corp.	100,000	9,691
United Technologies Corp.	300,000	18,741
		49,980
Air Freight & Logistics - 0.8%
Airborne, Inc.	360,000	5,159
CNF, Inc.	600,000	18,828
United Parcel Service, Inc. Class B	100,000	6,336
		30,323
Building Products - 0.1%
Masco Corp.	240,000	4,841
Commercial Services & Supplies - 1.7%
Aramark Corp. Class B	100,000	2,295
Automatic Data Processing, Inc.	200,000	8,694
Ceridian Corp. (a)	605,000	8,712
eFunds Corp. (a)	300,000	2,706
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Imagistics International, Inc. (a)	660,000	$ 12,903
Manpower, Inc.	80,000	2,982
Republic Services, Inc. (a)	540,000	11,610
Sabre Holdings Corp. Class A (a)	240,000	5,222
Teletech Holdings, Inc. (a)	350,000	3,010
Waste Management, Inc.	380,000	9,470
		67,604
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	500,000	10,525
Thomas & Betts Corp. (a)	274,000	5,124
		15,649
Industrial Conglomerates - 0.8%
3M Co.	40,000	5,194
General Electric Co.	240,000	6,504
Tyco International Ltd.	1,200,000	21,408
		33,106
Machinery - 4.4%
Caterpillar, Inc.	860,000	42,914
Crane Co.	500,000	10,285
Eaton Corp.	400,000	30,348
Illinois Tool Works, Inc.	140,000	9,519
Ingersoll-Rand Co. Ltd. Class A	920,000	42,504
Kennametal, Inc.	840,000	29,333
Pentair, Inc.	320,000	11,443
		176,346
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	700,000	17,731
Union Pacific Corp.	180,000	10,422
		28,153
TOTAL INDUSTRIALS		406,002
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.3%
3Com Corp. (a)	660,000	3,399
Cable Design Technologies Corp. (a)	760,000	6,156
Motorola, Inc.	1,400,000	15,932
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp. sponsored ADR	740,000	$ 14,215
Scientific-Atlanta, Inc.	780,000	10,608
		50,310
Computers & Peripherals - 2.2%
Apple Computer, Inc. (a)	500,000	7,750
Dell Computer Corp. (a)	100,000	2,857
Hewlett-Packard Co.	3,100,000	60,388
Imation Corp. (a)	100,000	4,116
International Business Machines Corp.	120,000	10,452
Western Digital Corp. (a)	200,000	1,690
		87,253
Electronic Equipment & Instruments - 0.5%
Celestica, Inc. (sub. vtg.) (a)	360,000	6,588
CheckPoint Systems, Inc. (a)	380,000	4,138
Tech Data Corp. (a)	140,000	4,295
Vishay Intertechnology, Inc. (a)	400,000	5,652
		20,673
Internet Software & Services - 0.1%
DoubleClick, Inc. (a)	360,000	2,570
IT Consulting & Services - 0.5%
Computer Sciences Corp. (a)	400,000	13,956
Electronic Data Systems Corp.	260,000	4,820
Gartner, Inc. Class A (a)	300,500	2,936
		21,712
Office Electronics - 0.6%
Xerox Corp. (a)	2,900,000	25,288
Semiconductor Equipment & Products - 0.6%
DuPont Photomasks, Inc. (a)	220,000	6,122
Intel Corp.	280,000	5,846
Micron Technology, Inc. (a)	180,000	2,846
National Semiconductor Corp. (a)	440,000	8,932
NVIDIA Corp. (a)	100,000	1,713
		25,459
Software - 1.3%
Autodesk, Inc.	560,000	8,674
Fair, Isaac & Co., Inc.	120,000	5,256
Microsoft Corp. (a)	140,000	8,095
Oracle Corp. (a)	900,000	10,935
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG sponsored ADR	160,000	$ 3,560
Sybase, Inc. (a)	1,100,000	14,652
		51,172
TOTAL INFORMATION TECHNOLOGY		284,437
MATERIALS - 4.2%
Chemicals - 2.2%
Cytec Industries, Inc. (a)	380,000	10,157
Ferro Corp.	521,200	12,410
FMC Corp.	340,000	9,636
PPG Industries, Inc.	360,000	18,029
Praxair, Inc.	540,000	31,860
Rohm & Haas Co.	190,000	6,724
		88,816
Containers & Packaging - 0.1%
Ball Corp.	40,105	1,984
Metals & Mining - 0.9%
Alcoa, Inc.	360,000	9,198
Newmont Mining Corp. Holding Co.	640,000	14,982
Phelps Dodge Corp. (a)	340,000	10,683
		34,863
Paper & Forest Products - 1.0%
Bowater, Inc.	100,000	4,338
International Paper Co.	380,000	14,915
Weyerhaeuser Co.	400,000	21,040
		40,293
TOTAL MATERIALS		165,956
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.7%
AT&T Corp.	280,000	7,851
BellSouth Corp.	2,300,000	63,940
CenturyTel, Inc.	300,000	9,264
KT Corp. sponsored ADR	120,000	2,586
Qwest Communications International, Inc. (a)	2,400,000	11,616
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	1,800,000	$ 51,300
Verizon Communications, Inc.	1,900,000	79,572
		226,129
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	1,000,000	7,550
TOTAL TELECOMMUNICATION SERVICES		233,679
UTILITIES - 1.8%
Electric Utilities - 1.5%
Cinergy Corp.	300,000	9,720
Consolidated Edison, Inc.	240,000	9,540
FirstEnergy Corp.	700,000	22,176
NSTAR	240,000	9,816
TXU Corp.	160,000	2,467
Wisconsin Energy Corp.	200,000	4,602
		58,321
Gas Utilities - 0.2%
KeySpan Corp.	240,000	8,470
Multi-Utilities & Unregulated Power - 0.1%
Energy East Corp.	200,000	4,338
TOTAL UTILITIES		71,129
TOTAL COMMON STOCKS (Cost $3,747,503)		3,926,667
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
UTILITIES - 0.2%
Electric Utilities - 0.2%
Dominion Resources, Inc. $4.375 (Cost $9,272)	180,000	8,152
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.56% 1/9/03 (c) (Cost $9,074)	$ 9,090	9,079
Money Market Funds - 1.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.47% (b)	52,166,854	$ 52,167
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	10,642,475	10,642
TOTAL MONEY MARKET FUNDS (Cost $62,809)		62,809
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,828,658)		4,006,707
NET OTHER ASSETS - (0.6)%		(23,765)
NET ASSETS - 100%		$ 3,982,942
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
54 S&P 500 Index Contracts	Dec. 2002	$ 12,636	$ 1,973
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,898,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,330,535,000 and $1,472,013,000 respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $165,000 for the period.

Income Tax Information
The fund hereby designates approximately $36,795,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 2002, the fund had a capital loss carryforward of approximately $232,724,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $10,490) (cost $3,828,658) - See accompanying schedule		$ 4,006,707
Receivable for investments sold		14,072
Receivable for fund shares sold		3,859
Dividends receivable		7,226
Interest receivable		63
Other receivables		248
Total assets		4,032,175

Liabilities
Payable for investments purchased	$ 18,321
Payable for fund shares redeemed	17,182
Accrued management fee	1,556
Distribution fees payable	1,367
Payable for daily variation on futures contracts	27
Other payables and accrued expenses	138
Collateral on securities loaned, at value	10,642
Total liabilities		49,233

Net Assets		$ 3,982,942
Net Assets consist of:
Paid in capital		$ 4,075,495
Undistributed net investment income		7,745
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(280,322)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		180,024
Net Assets		$ 3,982,942

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($463,726 ÷ 21,960 shares)	$ 21.12

Maximum offering price per share (100/94.25 of $21.12)	$ 22.41
Class T: Net Asset Value and redemption price per share ($1,902,663 ÷ 89,060 shares)	$ 21.36

Maximum offering price per share (100/96.50 of $21.36)	$ 22.13
Class B: Net Asset Value and offering price per share ($471,709 ÷ 22,273 shares) A	$ 21.18

Class C: Net Asset Value and offering price per share ($159,367 ÷ 7,511 shares) A	$ 21.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($985,477 ÷ 45,654 shares)	$ 21.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 69,883
Interest		6,430
Security lending		56
Total income		76,369

Expenses
Management fee	$ 19,378
Transfer agent fees	9,144
Distribution fees	18,589
Accounting and security lending fees	627
Non-interested trustees' compensation	17
Custodian fees and expenses	59
Registration fees	233
Audit	12
Legal	30
Miscellaneous	387
Total expenses before reductions	48,476
Expense reductions	(1,757)	46,719
Net investment income (loss)		29,650
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $382 on sales of investments in affiliated issuers)	(213,222)
Foreign currency transactions	(67)
Futures contracts	(53,068)
Total net realized gain (loss)		(266,357)
Change in net unrealized appreciation (depreciation) on: Investment securities	(169,961)
Futures contracts	(10,043)
Total change in net unrealized appreciation (depreciation)		(180,004)
Net gain (loss)		(446,361)
Net increase (decrease) in net assets resulting from operations		$ (416,711)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,650	$ 22,133
Net realized gain (loss)	(266,357)	53,576
Change in net unrealized appreciation (depreciation)	(180,004)	(48,574)
Net increase (decrease) in net assets resulting from operations	(416,711)	27,135
Distributions to shareholders from net investment income	(25,650)	(26,959)
Distributions to shareholders from net realized gain	(37,571)	(356,362)
Total distributions	(63,221)	(383,321)
Share transactions - net increase (decrease)	564,317	971,312
Total increase (decrease) in net assets	84,385	615,126

Net Assets
Beginning of period	3,898,557	3,283,431
End of period (including undistributed net investment income of $7,745 and undistributed net investment income of $5,174, respectively)	$ 3,982,942	$ 3,898,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.73	$ 26.42	$ 27.72	$ 28.15	$ 26.69
Income from Investment Operations
Net investment income (loss) C	.21	.22	.38	.23	.24
Net realized and unrealized gain (loss)	(2.39)	.20	1.41	.88	3.19
Total from investment operations	(2.18)	.42	1.79	1.11	3.43
Distributions from net investment income	(.20)	(.27)	(.34)	(.25)	(.25)
Distributions from net realized gain	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.43)	(3.11)	(3.09)	(1.54)	(1.97)
Net asset value, end of period	$ 21.12	$ 23.73	$ 26.42	$ 27.72	$ 28.15
Total Return A, B	(9.35)%	1.36%	7.21%	4.06%	13.82%
Ratios to Average Net Assets D
Expenses before expense reductions	1.01%	.98%	1.00%	.99%	1.03%
Expenses net of voluntary waivers, if any	1.01%	.98%	1.00%	.99%	1.03%
Expenses net of all reductions	.97%	.95%	.97%	.96%	1.02%
Net investment income (loss)	.93%	.88%	1.51%	.83%	.89%
Supplemental Data
Net assets, end of period (in millions)	$ 464	$ 371	$ 161	$ 120	$ 65
Portfolio turnover rate	40%	60%	101%	113%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.98	$ 26.67	$ 27.95	$ 28.35	$ 26.85
Income from Investment Operations
Net investment income (loss) C	.16	.16	.34	.17	.19
Net realized and unrealized gain (loss)	(2.42)	.20	1.41	.90	3.22
Total from investment operations	(2.26)	.36	1.75	1.07	3.41
Distributions from net investment income	(.13)	(.21)	(.28)	(.18)	(.19)
Distributions from net realized gain	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.36)	(3.05)	(3.03)	(1.47)	(1.91)
Net asset value, end of period	$ 21.36	$ 23.98	$ 26.67	$ 27.95	$ 28.35
Total Return A, B	(9.57)%	1.10%	6.97%	3.89%	13.63%
Ratios to Average Net Assets D
Expenses before expense reductions	1.25%	1.22%	1.21%	1.21%	1.21%
Expenses net of voluntary waivers, if any	1.25%	1.22%	1.21%	1.21%	1.21%
Expenses net of all reductions	1.20%	1.19%	1.18%	1.18%	1.20%
Net investment income (loss)	.70%	.65%	1.30%	.61%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,903	$ 2,058	$ 1,889	$ 2,494	$ 2,635
Portfolio turnover rate	40%	60%	101%	113%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.80	$ 26.49	$ 27.79	$ 28.20	$ 26.73
Income from Investment Operations
Net investment income (loss)C	.02	.03	.20	.03	.05
Net realized and unrealized gain (loss)	(2.39)	.20	1.40	.88	3.21
Total from investment operations	(2.37)	.23	1.60	.91	3.26
Distributions from net investment income	(.02)	(.08)	(.15)	(.03)	(.07)
Distributions from net realized gain	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.25)	(2.92)	(2.90)	(1.32)	(1.79)
Net asset value, end of period	$ 21.18	$ 23.80	$ 26.49	$ 27.79	$ 28.20
Total Return A, B	(10.07)%	.57%	6.38%	3.33%	13.06%
Ratios to Average Net Assets D
Expenses before expense reductions	1.84%	1.77%	1.75%	1.72%	1.74%
Expenses net of voluntary waivers, if any	1.84%	1.77%	1.75%	1.72%	1.74%
Expenses net of all reductions	1.79%	1.73%	1.72%	1.69%	1.72%
Net investment income (loss)	.11%	.10%	.76%	.10%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 472	$ 620	$ 697	$ 893	$ 878
Portfolio turnover rate	40%	60%	101%	113%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.84	$ 26.51	$ 27.81	$ 28.23	$ 26.84
Income from Investment Operations
Net investment income (loss) C	.03	.03	.19	.02	.02
Net realized and unrealized gain (loss)	(2.40)	.22	1.42	.89	3.21
Total from investment operations	(2.37)	.25	1.61	.91	3.23
Distributions from net investment income	(.02)	(.08)	(.16)	(.04)	(.12)
Distributions from net realized gain	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.25)	(2.92)	(2.91)	(1.33)	(1.84)
Net asset value, end of period	$ 21.22	$ 23.84	$ 26.51	$ 27.81	$ 28.23
Total Return A, B	(10.06)%	.65%	6.41%	3.32%	12.90%
Ratios to Average Net Assets D
Expenses before expense reductions	1.79%	1.74%	1.74%	1.73%	1.84%
Expenses net of voluntary waivers, if any	1.79%	1.74%	1.74%	1.73%	1.84%
Expenses net of all reductions	1.75%	1.71%	1.71%	1.70%	1.82%
Net investment income (loss)	.15%	.12%	.77%	.09%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 159	$ 136	$ 69	$ 65	$ 37
Portfolio turnover rate	40%	60%	101%	113%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 24.24	$ 26.93	$ 28.19	$ 28.59	$ 27.07
Income from Investment Operations
Net investment income (loss) B	.29	.29	.47	.32	.34
Net realized and unrealized gain (loss)	(2.44)	.21	1.44	.90	3.24
Total from investment operations	(2.15)	.50	1.91	1.22	3.58
Distributions from net investment income	(.27)	(.35)	(.42)	(.33)	(.34)
Distributions from net realized gain	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.50)	(3.19)	(3.17)	(1.62)	(2.06)
Net asset value, end of period	$ 21.59	$ 24.24	$ 26.93	$ 28.19	$ 28.59
Total Return A	(9.04)%	1.67%	7.57%	4.40%	14.23%
Ratios to Average Net Assets C
Expenses before expense reductions	.69%	.69%	.68%	.69%	.68%
Expenses net of voluntary waivers, if any	.69%	.69%	.68%	.69%	.68%
Expenses net of all reductions	.64%	.65%	.65%	.66%	.67%
Net investment income (loss)	1.26%	1.18%	1.83%	1.13%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$ 985	$ 714	$ 468	$ 458	$ 493
Portfolio turnover rate	40%	60%	101%	113%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, non-taxable dividends, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 523,211	|
Unrealized depreciation	(354,112)
Net unrealized appreciation (depreciation)	169,099
Undistributed ordinary income	7,516
Capital loss carryforward	(232,724)
Total Distributable earnings	$ (56,109)
Cost for federal income tax purposes	$ 3,837,608

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 26,427	|
Long-term Capital Gains	36,794
Total	$ 63,221

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 1,181	$ 1	$ 51
Class T	.26%	.25%	10,389	64	223
Class B	.75%	.25%	5,483	4,113	-
Class C	.75%	.25%	1,536	497	-
			$ 18,589	$ 4,675	$ 274

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 613	$ 230
Class T	638	181
Class B*	1,453	1,453
Class C*	52	52
	$ 2,756	$ 1,916

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,068.24
Class T	4,475.22
Class B	1,747.32
Class C	427.28
Institutional Class	1,427.17
	$ 9,144

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,144 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Annual Report

5. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$ -	$ 1,481	$ 2
Class A	51	-	-
Class T	223	-	-
	$ 274	$ 1,481	$ 2

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended November 30,
	2002	2001
From net investment income
Class A	$ 3,931	$ 2,425
Class T	11,618	16,041
Class B	490	2,129
Class C	129	247
Institutional Class	9,482	6,117
Total	$ 25,650	$ 26,959
From net realized gain
Class A	$ 3,812	$ 18,288
Class T	19,587	205,129
Class B	5,947	75,600
Class C	1,348	7,768
Institutional Class	6,877	49,577
Total	$ 37,571	$ 356,362

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	13,860	14,068	$ 317,321	$ 346,415
Reinvestment of distributions	307	792	7,105	19,625
Shares redeemed	(7,826)	(5,337)	(172,144)	(132,688)
Net increase (decrease)	6,341	9,523	$ 152,282	$ 233,352
Class T
Shares sold	30,649	30,494	$ 700,574	$ 749,975
Reinvestment of distributions	1,276	8,416	30,212	211,152
Shares redeemed	(28,688)	(23,902)	(638,381)	(589,432)
Net increase (decrease)	3,237	15,008	$ 92,405	$ 371,695
Class B
Shares sold	6,617	7,530	$ 151,649	$ 185,208
Reinvestment of distributions	241	2,783	5,744	69,512
Shares redeemed	(10,636)	(10,565)	(238,263)	(258,531)
Net increase (decrease)	(3,778)	(252)	$ (80,870)	$ (3,811)
Class C
Shares sold	4,418	3,794	$ 100,529	$ 93,516
Reinvestment of distributions	53	274	1,261	6,861
Shares redeemed	(2,648)	(996)	(57,702)	(24,199)
Net increase (decrease)	1,823	3,072	$ 44,088	$ 76,178
Institutional Class
Shares sold	33,189	19,831	$ 722,182	$ 488,341
Reinvestment of distributions	501	1,610	11,817	40,662
Shares redeemed	(17,517)	(9,326)	(377,587)	(235,105)
Net increase (decrease)	16,173	12,115	$ 356,412	$ 293,898

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Imagistics International, Inc.	$ 1,823	$ 2,955	$ -	$ -

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Equity Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Equity Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Equity Income Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Equity Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2001

Vice President of Advisor Equity Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

C. Robert Chow (41)
Year of Election or Appointment: 1998 Vice President of Advisor Equity Income. Prior to assuming his current responsibilities, Mr. Chow managed a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Equity Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Advisor Equity Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Equity Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Equity Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Equity Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Equity Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Equity Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 2.32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A, Class T, Class B, and Class C designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPI-ANN-0103 336675
1.539449.106

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Equity Income
Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Equity Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Equity Income - Inst CL	-9.04%	18.63%	196.74%
Russell 3000® Value	-9.01%	14.22%	197.25%
Equity Income Objective Funds Average	-12.21%	6.41%	136.61%
Equity Income Classification Funds Average	-11.70%	6.56%	136.36%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Equity Income - Inst CL	-9.04%	3.48%	11.49%
Russell 3000 Value	-9.01%	2.69%	11.51%
Equity Income Objective Funds Average	-12.21%	1.05%	8.83%
Equity Income Classification Funds Average	-11.70%	1.08%	8.81%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Equity Income Fund - Institutional Class on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Bob Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund

Q. How did the fund perform, Bob?

A. For the 12 months ending November 30, 2002, the fund's Institutional Class shares were down 9.04%. In comparison, the Russell 3000 Value Index fell 9.01% and the equity income objective funds average tracked by Lipper Inc. dropped 12.21% during the same period.

Q. What factors drove the fund's performance relative to the Russell index?

A. The main reason the fund slightly underperformed was because it had less exposure to financial stocks, which performed surprisingly well. Since I've been managing the fund, financials have represented a higher percentage of the index than I've been comfortable owning, primarily because maintaining a higher weighting - such as the index's average of 32% during the period - would reduce the fund's diversification. This period, I also felt exposing too much of the fund to this sector amid a softening economy wasn't a good strategy, as the rate of loan defaults typically rises during difficult economic times. Although my approach to this sector handicapped the fund to some extent, I felt a better alternative was to adopt other strategies that would put the fund in a potentially less compromising situation.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund outperform its peers?

A. I believe the fund's peers generally owned more large-cap stocks, and this category underperformed the mid-caps this fund emphasized. Many peer funds also maintained much higher levels of cash, which enhanced their returns given the down equity market. I kept the fund almost fully invested throughout the period and, despite this competitive disadvantage, I'm pleased the fund still held up relatively well. Meanwhile, our higher equity positioning worked to our advantage amid a sharp market rally late in the period, during which the fund handily outperformed.

Q. What other investment themes did you pursue?

A. Retail stocks were particularly appealing. Generally speaking, the group's valuations were low because Wall Street had expected consumer spending to wane. To the contrary, I felt consumer spending would remain relatively strong and, for the most part, it did. When more investors recognized this strength, many retail holdings rebounded. Strong stock moves by apparel firms Liz Claiborne, Gap and Limited Brands helped the fund's collective retail holdings outperform comparable stocks in the index by more than 14 percentage points. Elsewhere, amid periods of indiscriminate selling, the stocks of many financially stable technology companies with strong product cycles fell to what I felt were unsustainably low multiples - and I bought them. Not all of these positions helped, as holdings in Electronic Data Systems and Sanmina-SCI fell sharply.

Q. What was your strategy within the industrial sector?

A. During the widespread market sell-off in September, I increased the fund's holdings in industrial cyclical stocks as their valuations had reached historically low levels. Buying at these levels was ideal for two reasons. First, should the investment climate improve, or should investors merely conclude that economic conditions weren't as bad as they expected, one could anticipate the price-to-earnings multiples of these stocks expanding. But more favorably, if the economy were to improve, there is added potential for the stocks' earnings growth to expand sharply. By and large, a cyclical recovery for this group had yet to take place by period end, and our collective positions had mixed results. Some holdings, such as Caterpillar and CNF Transportation, gained more than 23%, while others, such as Tyco and Navistar International, fell more than 30%. Some stocks I've discussed in this report were not held at period end.

Q. What's your outlook?

A. I like the fund's positioning, given its diversified mix of stocks at extremely attractive valuations. Additionally, I'm particularly encouraged by some recent data showing that jobs are now being lost at a slower rate than at any time during the past year. Historically, such a change of direction in the unemployment trend rarely reverses course quickly, suggesting to me that the economy may be on the mend. This could bode well for cyclical businesses, such as retail, that are leveraged to an improving economy and are well represented in the fund.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to maintain a yield that exceeds the composite dividend yield of the S&P 500; also considers the potential for achieving capital appreciation

Start date: April 25, 1983

Size: as of November 30, 2002, more than $3.9 billion

Manager: Bob Chow, since 1996; joined Fidelity in 1989

3

Bob Chow on insurance stocks:

"During the past year, I found some compelling opportunities in the insurance industry, where many companies, such as Allstate, were generating higher earnings growth, but their stock prices were flat. This multiple contraction occurred for two reasons. First, some companies were embroiled in asbestos litigation, which could erode profitability. Second, the investment community generally did not believe the earnings growth of these companies was sustainable. Part of the reason for this negative perception stemmed from a historical pattern of steady premium price increases for these companies that did, in fact, often prove to be unsustainable.

"I disagreed. I felt these companies could continue to incrementally increase their premiums for some time, and I felt their share prices weren't significantly discounting this pricing strength. I also felt this pricing power would boost earnings enough to offset potential charges relating to the asbestos suits. Further, I saw less downside risk in owning them, because if pricing remained firm and earnings grew as I expected, the stocks could simply trade at current pricing levels and their valuations would decline, making them even more attractive on a risk/reward basis. At some point, I expect a broader group of investors to begin appreciating them."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.1	2.5
Exxon Mobil Corp.	2.7	2.7
Bank of America Corp.	2.5	2.0
Allstate Corp.	2.2	1.3
American International Group, Inc.	2.1	0.6
Fannie Mae	2.1	1.4
Verizon Communications, Inc.	2.0	1.6
Merck & Co., Inc.	1.6	0.7
BellSouth Corp.	1.6	1.6
Morgan Stanley	1.5	1.1
	21.4
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.1	22.1
Consumer Discretionary	18.0	15.8
Industrials	10.2	10.0
Energy	8.6	8.6
Consumer Staples	7.5	9.0
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 96.9%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	5.8%	** Foreign investments	3.5%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	273,400	$ 6,556
Johnson Controls, Inc.	80,000	6,631
TRW, Inc.	320,000	16,541
		29,728
Hotels, Restaurants & Leisure - 1.7%
Jack in the Box, Inc. (a)	140,000	2,817
Mandalay Resort Group (a)	300,000	8,301
McDonald's Corp.	1,300,000	24,050
MGM Mirage, Inc. (a)	460,000	15,571
Outback Steakhouse, Inc.	500,000	17,750
		68,489
Household Durables - 2.3%
Black & Decker Corp.	300,000	12,891
Hunter Douglas NV	80,000	1,988
Koninklijke Philips Electronics NV (NY Shares)	260,000	5,621
Leggett & Platt, Inc.	600,000	14,322
Snap-On, Inc.	540,000	16,168
Sony Corp.	240,000	10,644
Whirlpool Corp.	580,000	31,192
		92,826
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	800,000	10,256
Mattel, Inc.	220,000	4,536
Oakley, Inc. (a)	460,000	6,233
		21,025
Media - 3.8%
AOL Time Warner, Inc. (a)	1,600,000	26,192
Comcast Corp.:
Class A (a)	380,000	8,907
Class A (special) (a)	400,000	9,120
Fox Entertainment Group, Inc. Class A (a)	680,000	18,129
Gannett Co., Inc.	120,000	8,550
Knight-Ridder, Inc.	160,000	10,034
Omnicom Group, Inc.	200,000	13,610
Regal Entertainment Group Class A	140,000	3,164
The New York Times Co. Class A	200,000	9,608
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Tribune Co.	420,000	$ 19,236
Walt Disney Co.	1,300,000	25,766
		152,316
Multiline Retail - 2.0%
Dillard's, Inc. Class A	400,000	7,728
Dollar General Corp.	880,000	11,642
Federated Department Stores, Inc. (a)	860,000	28,105
Target Corp.	920,000	31,998
		79,473
Specialty Retail - 5.3%
AnnTaylor Stores Corp. (a)	400,000	9,500
Barnes & Noble, Inc. (a)	500,000	11,835
Best Buy Co., Inc. (a)	460,000	12,733
Borders Group, Inc. (a)	900,000	16,470
Foot Locker, Inc. (a)	1,000,000	13,400
Gap, Inc.	2,500,000	39,725
Gart Sports Co. (a)	100,000	2,635
Home Depot, Inc.	220,000	5,812
Limited Brands, Inc.	1,725,000	29,342
Office Depot, Inc. (a)	680,000	12,043
Regis Corp.	240,000	6,242
Sherwin-Williams Co.	520,000	14,992
Staples, Inc. (a)	780,000	15,054
Too, Inc. (a)	400,000	11,740
Toys 'R' Us, Inc. (a)	660,000	8,983
Tweeter Home Entertainment Group, Inc. (a)	200,000	2,200
		212,706
Textiles Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co. (a)	60,000	2,650
Liz Claiborne, Inc.	1,299,000	41,828
Polo Ralph Lauren Corp. Class A (a)	200,000	4,746
Russell Corp.	300,000	4,782
Tommy Hilfiger Corp. (a)	920,000	7,507
		61,513
TOTAL CONSUMER DISCRETIONARY		718,076
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 7.5%
Beverages - 0.7%
Adolph Coors Co. Class B	80,000	$ 5,189
Coca-Cola Enterprises, Inc.	460,000	9,793
The Coca-Cola Co.	320,000	14,605
		29,587
Food & Drug Retailing - 0.9%
Albertson's, Inc.	300,000	7,002
CVS Corp.	600,000	16,128
Winn-Dixie Stores, Inc.	880,000	13,130
		36,260
Food Products - 2.4%
ConAgra Foods, Inc.	760,000	18,521
Corn Products International, Inc.	80,000	2,374
Fresh Del Monte Produce, Inc.	100,000	2,290
Hershey Foods Corp.	120,000	7,727
Kellogg Co.	260,000	8,676
Kraft Foods, Inc. Class A	140,000	5,258
The J.M. Smucker Co.	500,000	19,565
Unilever NV (NY Shares)	380,000	22,097
Wm. Wrigley Jr. Co.	180,000	9,682
		96,190
Household Products - 1.5%
Clorox Co.	220,000	9,645
Colgate-Palmolive Co.	180,000	9,250
Kimberly-Clark Corp.	600,000	30,192
Procter & Gamble Co.	140,000	11,760
		60,847
Personal Products - 0.7%
Avon Products, Inc.	180,000	9,243
Gillette Co.	600,000	18,192
		27,435
Tobacco - 1.3%
Philip Morris Companies, Inc.	1,100,000	41,492
UST, Inc.	280,000	9,016
		50,508
TOTAL CONSUMER STAPLES		300,827
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 8.6%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	640,000	$ 20,954
BJ Services Co. (a)	619,000	20,706
Diamond Offshore Drilling, Inc.	340,000	7,630
ENSCO International, Inc.	400,000	11,192
Nabors Industries Ltd. (a)	320,000	11,328
Noble Corp. (a)	260,000	8,827
Schlumberger Ltd. (NY Shares)	580,000	25,665
		106,302
Oil & Gas - 5.9%
Apache Corp.	240,000	12,931
BP PLC sponsored ADR	1,000,000	39,210
ChevronTexaco Corp.	780,000	52,283
ConocoPhillips	180,000	8,606
Exxon Mobil Corp.	3,100,000	107,880
Newfield Exploration Co. (a)	280,000	10,128
Teekay Shipping Corp.	140,000	5,226
		236,264
TOTAL ENERGY		342,566
FINANCIALS - 29.1%
Banks - 7.9%
Bank of America Corp.	1,400,000	98,112
Bank of New York Co., Inc.	180,000	5,463
Bank One Corp.	900,000	35,541
Comerica, Inc.	100,000	4,733
FleetBoston Financial Corp.	1,000,000	27,130
Mellon Financial Corp.	400,000	12,020
U.S. Bancorp, Delaware	900,000	19,710
Wachovia Corp.	1,100,000	38,665
Washington Mutual, Inc.	500,000	17,990
Wells Fargo & Co.	1,200,000	55,452
		314,816
Diversified Financials - 10.4%
American Express Co.	740,000	28,808
Charles Schwab Corp.	1,400,000	16,156
Citigroup, Inc.	3,200,000	124,417
Fannie Mae	1,289,600	81,309
Freddie Mac	480,000	27,667
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Goldman Sachs Group, Inc.	260,000	$ 20,506
J.P. Morgan Chase & Co.	1,300,000	32,721
Lehman Brothers Holdings, Inc.	80,000	4,912
Merrill Lynch & Co., Inc.	400,000	17,400
Morgan Stanley	1,338,600	60,558
		414,454
Insurance - 9.8%
ACE Ltd.	1,308,000	44,603
AFLAC, Inc.	280,000	8,638
Allstate Corp.	2,200,000	85,866
American International Group, Inc.	1,300,000	84,695
Aon Corp.	500,000	9,120
Hartford Financial Services Group, Inc.	430,000	21,096
Marsh & McLennan Companies, Inc.	380,000	17,936
MBIA, Inc.	220,000	10,006
PartnerRe Ltd.	759,000	38,398
SAFECO Corp.	320,000	11,581
The Chubb Corp.	640,000	37,504
Travelers Property Casualty Corp.:
Class A	1,000,000	15,950
Class B (a)	230,790	3,693
		389,086
Real Estate - 1.0%
Apartment Investment & Management Co. Class A	440,000	16,443
Duke Realty Corp.	300,000	7,500
Equity Office Properties Trust	600,000	15,426
		39,369
TOTAL FINANCIALS		1,157,725
HEALTH CARE - 6.2%
Biotechnology - 0.2%
Biogen, Inc. (a)	80,000	3,532
Invitrogen Corp. (a)	120,000	3,355
		6,887
Health Care Equipment & Supplies - 2.1%
Bausch & Lomb, Inc.	280,000	10,567
Baxter International, Inc.	180,000	5,758
Becton, Dickinson & Co.	600,000	17,802
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	200,000	$ 8,400
C.R. Bard, Inc.	680,000	37,740
Edwards Lifesciences Corp. (a)	120,000	3,158
		83,425
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp. (a)	380,000	7,011
Pharmaceuticals - 3.7%
Abbott Laboratories	280,000	12,258
Bristol-Myers Squibb Co.	1,100,000	29,150
IVAX Corp. (a)	180,000	2,432
Johnson & Johnson	220,000	12,544
Merck & Co., Inc.	1,100,000	65,351
Pharmacia Corp.	280,000	11,844
Schering-Plough Corp.	440,000	9,970
Watson Pharmaceuticals, Inc. (a)	180,000	5,398
		148,947
TOTAL HEALTH CARE		246,270
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Boeing Co.	280,000	9,520
Goodrich Corp.	260,000	4,784
Honeywell International, Inc.	280,000	7,244
Northrop Grumman Corp.	100,000	9,691
United Technologies Corp.	300,000	18,741
		49,980
Air Freight & Logistics - 0.8%
Airborne, Inc.	360,000	5,159
CNF, Inc.	600,000	18,828
United Parcel Service, Inc. Class B	100,000	6,336
		30,323
Building Products - 0.1%
Masco Corp.	240,000	4,841
Commercial Services & Supplies - 1.7%
Aramark Corp. Class B	100,000	2,295
Automatic Data Processing, Inc.	200,000	8,694
Ceridian Corp. (a)	605,000	8,712
eFunds Corp. (a)	300,000	2,706
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Imagistics International, Inc. (a)	660,000	$ 12,903
Manpower, Inc.	80,000	2,982
Republic Services, Inc. (a)	540,000	11,610
Sabre Holdings Corp. Class A (a)	240,000	5,222
Teletech Holdings, Inc. (a)	350,000	3,010
Waste Management, Inc.	380,000	9,470
		67,604
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	500,000	10,525
Thomas & Betts Corp. (a)	274,000	5,124
		15,649
Industrial Conglomerates - 0.8%
3M Co.	40,000	5,194
General Electric Co.	240,000	6,504
Tyco International Ltd.	1,200,000	21,408
		33,106
Machinery - 4.4%
Caterpillar, Inc.	860,000	42,914
Crane Co.	500,000	10,285
Eaton Corp.	400,000	30,348
Illinois Tool Works, Inc.	140,000	9,519
Ingersoll-Rand Co. Ltd. Class A	920,000	42,504
Kennametal, Inc.	840,000	29,333
Pentair, Inc.	320,000	11,443
		176,346
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	700,000	17,731
Union Pacific Corp.	180,000	10,422
		28,153
TOTAL INDUSTRIALS		406,002
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.3%
3Com Corp. (a)	660,000	3,399
Cable Design Technologies Corp. (a)	760,000	6,156
Motorola, Inc.	1,400,000	15,932
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp. sponsored ADR	740,000	$ 14,215
Scientific-Atlanta, Inc.	780,000	10,608
		50,310
Computers & Peripherals - 2.2%
Apple Computer, Inc. (a)	500,000	7,750
Dell Computer Corp. (a)	100,000	2,857
Hewlett-Packard Co.	3,100,000	60,388
Imation Corp. (a)	100,000	4,116
International Business Machines Corp.	120,000	10,452
Western Digital Corp. (a)	200,000	1,690
		87,253
Electronic Equipment & Instruments - 0.5%
Celestica, Inc. (sub. vtg.) (a)	360,000	6,588
CheckPoint Systems, Inc. (a)	380,000	4,138
Tech Data Corp. (a)	140,000	4,295
Vishay Intertechnology, Inc. (a)	400,000	5,652
		20,673
Internet Software & Services - 0.1%
DoubleClick, Inc. (a)	360,000	2,570
IT Consulting & Services - 0.5%
Computer Sciences Corp. (a)	400,000	13,956
Electronic Data Systems Corp.	260,000	4,820
Gartner, Inc. Class A (a)	300,500	2,936
		21,712
Office Electronics - 0.6%
Xerox Corp. (a)	2,900,000	25,288
Semiconductor Equipment & Products - 0.6%
DuPont Photomasks, Inc. (a)	220,000	6,122
Intel Corp.	280,000	5,846
Micron Technology, Inc. (a)	180,000	2,846
National Semiconductor Corp. (a)	440,000	8,932
NVIDIA Corp. (a)	100,000	1,713
		25,459
Software - 1.3%
Autodesk, Inc.	560,000	8,674
Fair, Isaac & Co., Inc.	120,000	5,256
Microsoft Corp. (a)	140,000	8,095
Oracle Corp. (a)	900,000	10,935
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG sponsored ADR	160,000	$ 3,560
Sybase, Inc. (a)	1,100,000	14,652
		51,172
TOTAL INFORMATION TECHNOLOGY		284,437
MATERIALS - 4.2%
Chemicals - 2.2%
Cytec Industries, Inc. (a)	380,000	10,157
Ferro Corp.	521,200	12,410
FMC Corp.	340,000	9,636
PPG Industries, Inc.	360,000	18,029
Praxair, Inc.	540,000	31,860
Rohm & Haas Co.	190,000	6,724
		88,816
Containers & Packaging - 0.1%
Ball Corp.	40,105	1,984
Metals & Mining - 0.9%
Alcoa, Inc.	360,000	9,198
Newmont Mining Corp. Holding Co.	640,000	14,982
Phelps Dodge Corp. (a)	340,000	10,683
		34,863
Paper & Forest Products - 1.0%
Bowater, Inc.	100,000	4,338
International Paper Co.	380,000	14,915
Weyerhaeuser Co.	400,000	21,040
		40,293
TOTAL MATERIALS		165,956
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.7%
AT&T Corp.	280,000	7,851
BellSouth Corp.	2,300,000	63,940
CenturyTel, Inc.	300,000	9,264
KT Corp. sponsored ADR	120,000	2,586
Qwest Communications International, Inc. (a)	2,400,000	11,616
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	1,800,000	$ 51,300
Verizon Communications, Inc.	1,900,000	79,572
		226,129
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	1,000,000	7,550
TOTAL TELECOMMUNICATION SERVICES		233,679
UTILITIES - 1.8%
Electric Utilities - 1.5%
Cinergy Corp.	300,000	9,720
Consolidated Edison, Inc.	240,000	9,540
FirstEnergy Corp.	700,000	22,176
NSTAR	240,000	9,816
TXU Corp.	160,000	2,467
Wisconsin Energy Corp.	200,000	4,602
		58,321
Gas Utilities - 0.2%
KeySpan Corp.	240,000	8,470
Multi-Utilities & Unregulated Power - 0.1%
Energy East Corp.	200,000	4,338
TOTAL UTILITIES		71,129
TOTAL COMMON STOCKS (Cost $3,747,503)		3,926,667
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
UTILITIES - 0.2%
Electric Utilities - 0.2%
Dominion Resources, Inc. $4.375 (Cost $9,272)	180,000	8,152
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.56% 1/9/03 (c) (Cost $9,074)	$ 9,090	9,079
Money Market Funds - 1.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.47% (b)	52,166,854	$ 52,167
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	10,642,475	10,642
TOTAL MONEY MARKET FUNDS (Cost $62,809)		62,809
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,828,658)		4,006,707
NET OTHER ASSETS - (0.6)%		(23,765)
NET ASSETS - 100%		$ 3,982,942
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
54 S&P 500 Index Contracts	Dec. 2002	$ 12,636	$ 1,973
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,898,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,330,535,000 and $1,472,013,000 respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $165,000 for the period.

Income Tax Information
The fund hereby designates approximately $36,795,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 2002, the fund had a capital loss carryforward of approximately $232,724,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $10,490) (cost $3,828,658) - See accompanying schedule		$ 4,006,707
Receivable for investments sold		14,072
Receivable for fund shares sold		3,859
Dividends receivable		7,226
Interest receivable		63
Other receivables		248
Total assets		4,032,175

Liabilities
Payable for investments purchased	$ 18,321
Payable for fund shares redeemed	17,182
Accrued management fee	1,556
Distribution fees payable	1,367
Payable for daily variation on futures contracts	27
Other payables and accrued expenses	138
Collateral on securities loaned, at value	10,642
Total liabilities		49,233

Net Assets		$ 3,982,942
Net Assets consist of:
Paid in capital		$ 4,075,495
Undistributed net investment income		7,745
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(280,322)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		180,024
Net Assets		$ 3,982,942

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($463,726 ÷ 21,960 shares)	$ 21.12

Maximum offering price per share (100/94.25 of $21.12)	$ 22.41
Class T: Net Asset Value and redemption price per share ($1,902,663 ÷ 89,060 shares)	$ 21.36

Maximum offering price per share (100/96.50 of $21.36)	$ 22.13
Class B: Net Asset Value and offering price per share ($471,709 ÷ 22,273 shares) A	$ 21.18

Class C: Net Asset Value and offering price per share ($159,367 ÷ 7,511 shares) A	$ 21.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($985,477 ÷ 45,654 shares)	$ 21.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 69,883
Interest		6,430
Security lending		56
Total income		76,369

Expenses
Management fee	$ 19,378
Transfer agent fees	9,144
Distribution fees	18,589
Accounting and security lending fees	627
Non-interested trustees' compensation	17
Custodian fees and expenses	59
Registration fees	233
Audit	12
Legal	30
Miscellaneous	387
Total expenses before reductions	48,476
Expense reductions	(1,757)	46,719
Net investment income (loss)		29,650
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $382 on sales of investments in affiliated issuers)	(213,222)
Foreign currency transactions	(67)
Futures contracts	(53,068)
Total net realized gain (loss)		(266,357)
Change in net unrealized appreciation (depreciation) on: Investment securities	(169,961)
Futures contracts	(10,043)
Total change in net unrealized appreciation (depreciation)		(180,004)
Net gain (loss)		(446,361)
Net increase (decrease) in net assets resulting from operations		$ (416,711)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,650	$ 22,133
Net realized gain (loss)	(266,357)	53,576
Change in net unrealized appreciation (depreciation)	(180,004)	(48,574)
Net increase (decrease) in net assets resulting from operations	(416,711)	27,135
Distributions to shareholders from net investment income	(25,650)	(26,959)
Distributions to shareholders from net realized gain	(37,571)	(356,362)
Total distributions	(63,221)	(383,321)
Share transactions - net increase (decrease)	564,317	971,312
Total increase (decrease) in net assets	84,385	615,126

Net Assets
Beginning of period	3,898,557	3,283,431
End of period (including undistributed net investment income of $7,745 and undistributed net investment income of $5,174, respectively)	$ 3,982,942	$ 3,898,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.73	$ 26.42	$ 27.72	$ 28.15	$ 26.69
Income from Investment Operations
Net investment income (loss) C	.21	.22	.38	.23	.24
Net realized and unrealized gain (loss)	(2.39)	.20	1.41	.88	3.19
Total from investment operations	(2.18)	.42	1.79	1.11	3.43
Distributions from net investment income	(.20)	(.27)	(.34)	(.25)	(.25)
Distributions from net realized gain	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.43)	(3.11)	(3.09)	(1.54)	(1.97)
Net asset value, end of period	$ 21.12	$ 23.73	$ 26.42	$ 27.72	$ 28.15
Total Return A, B	(9.35)%	1.36%	7.21%	4.06%	13.82%
Ratios to Average Net Assets D
Expenses before expense reductions	1.01%	.98%	1.00%	.99%	1.03%
Expenses net of voluntary waivers, if any	1.01%	.98%	1.00%	.99%	1.03%
Expenses net of all reductions	.97%	.95%	.97%	.96%	1.02%
Net investment income (loss)	.93%	.88%	1.51%	.83%	.89%
Supplemental Data
Net assets, end of period (in millions)	$ 464	$ 371	$ 161	$ 120	$ 65
Portfolio turnover rate	40%	60%	101%	113%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.98	$ 26.67	$ 27.95	$ 28.35	$ 26.85
Income from Investment Operations
Net investment income (loss) C	.16	.16	.34	.17	.19
Net realized and unrealized gain (loss)	(2.42)	.20	1.41	.90	3.22
Total from investment operations	(2.26)	.36	1.75	1.07	3.41
Distributions from net investment income	(.13)	(.21)	(.28)	(.18)	(.19)
Distributions from net realized gain	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.36)	(3.05)	(3.03)	(1.47)	(1.91)
Net asset value, end of period	$ 21.36	$ 23.98	$ 26.67	$ 27.95	$ 28.35
Total Return A, B	(9.57)%	1.10%	6.97%	3.89%	13.63%
Ratios to Average Net Assets D
Expenses before expense reductions	1.25%	1.22%	1.21%	1.21%	1.21%
Expenses net of voluntary waivers, if any	1.25%	1.22%	1.21%	1.21%	1.21%
Expenses net of all reductions	1.20%	1.19%	1.18%	1.18%	1.20%
Net investment income (loss)	.70%	.65%	1.30%	.61%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,903	$ 2,058	$ 1,889	$ 2,494	$ 2,635
Portfolio turnover rate	40%	60%	101%	113%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.80	$ 26.49	$ 27.79	$ 28.20	$ 26.73
Income from Investment Operations
Net investment income (loss)C	.02	.03	.20	.03	.05
Net realized and unrealized gain (loss)	(2.39)	.20	1.40	.88	3.21
Total from investment operations	(2.37)	.23	1.60	.91	3.26
Distributions from net investment income	(.02)	(.08)	(.15)	(.03)	(.07)
Distributions from net realized gain	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.25)	(2.92)	(2.90)	(1.32)	(1.79)
Net asset value, end of period	$ 21.18	$ 23.80	$ 26.49	$ 27.79	$ 28.20
Total Return A, B	(10.07)%	.57%	6.38%	3.33%	13.06%
Ratios to Average Net Assets D
Expenses before expense reductions	1.84%	1.77%	1.75%	1.72%	1.74%
Expenses net of voluntary waivers, if any	1.84%	1.77%	1.75%	1.72%	1.74%
Expenses net of all reductions	1.79%	1.73%	1.72%	1.69%	1.72%
Net investment income (loss)	.11%	.10%	.76%	.10%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 472	$ 620	$ 697	$ 893	$ 878
Portfolio turnover rate	40%	60%	101%	113%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.84	$ 26.51	$ 27.81	$ 28.23	$ 26.84
Income from Investment Operations
Net investment income (loss) C	.03	.03	.19	.02	.02
Net realized and unrealized gain (loss)	(2.40)	.22	1.42	.89	3.21
Total from investment operations	(2.37)	.25	1.61	.91	3.23
Distributions from net investment income	(.02)	(.08)	(.16)	(.04)	(.12)
Distributions from net realized gain	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.25)	(2.92)	(2.91)	(1.33)	(1.84)
Net asset value, end of period	$ 21.22	$ 23.84	$ 26.51	$ 27.81	$ 28.23
Total Return A, B	(10.06)%	.65%	6.41%	3.32%	12.90%
Ratios to Average Net Assets D
Expenses before expense reductions	1.79%	1.74%	1.74%	1.73%	1.84%
Expenses net of voluntary waivers, if any	1.79%	1.74%	1.74%	1.73%	1.84%
Expenses net of all reductions	1.75%	1.71%	1.71%	1.70%	1.82%
Net investment income (loss)	.15%	.12%	.77%	.09%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 159	$ 136	$ 69	$ 65	$ 37
Portfolio turnover rate	40%	60%	101%	113%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 24.24	$ 26.93	$ 28.19	$ 28.59	$ 27.07
Income from Investment Operations
Net investment income (loss) B	.29	.29	.47	.32	.34
Net realized and unrealized gain (loss)	(2.44)	.21	1.44	.90	3.24
Total from investment operations	(2.15)	.50	1.91	1.22	3.58
Distributions from net investment income	(.27)	(.35)	(.42)	(.33)	(.34)
Distributions from net realized gain	(.23)	(2.84)	(2.75)	(1.29)	(1.72)
Total distributions	(.50)	(3.19)	(3.17)	(1.62)	(2.06)
Net asset value, end of period	$ 21.59	$ 24.24	$ 26.93	$ 28.19	$ 28.59
Total Return A	(9.04)%	1.67%	7.57%	4.40%	14.23%
Ratios to Average Net Assets C
Expenses before expense reductions	.69%	.69%	.68%	.69%	.68%
Expenses net of voluntary waivers, if any	.69%	.69%	.68%	.69%	.68%
Expenses net of all reductions	.64%	.65%	.65%	.66%	.67%
Net investment income (loss)	1.26%	1.18%	1.83%	1.13%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$ 985	$ 714	$ 468	$ 458	$ 493
Portfolio turnover rate	40%	60%	101%	113%	59%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, non-taxable dividends, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 523,211	|
Unrealized depreciation	(354,112)
Net unrealized appreciation (depreciation)	169,099
Undistributed ordinary income	7,516
Capital loss carryforward	(232,724)
Total Distributable earnings	$ (56,109)
Cost for federal income tax purposes	$ 3,837,608

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 26,427	|
Long-term Capital Gains	36,794
Total	$ 63,221

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 1,181	$ 1	$ 51
Class T	.26%	.25%	10,389	64	223
Class B	.75%	.25%	5,483	4,113	-
Class C	.75%	.25%	1,536	497	-
			$ 18,589	$ 4,675	$ 274

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 613	$ 230
Class T	638	181
Class B*	1,453	1,453
Class C*	52	52
	$ 2,756	$ 1,916

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,068.24
Class T	4,475.22
Class B	1,747.32
Class C	427.28
Institutional Class	1,427.17
	$ 9,144

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,144 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Annual Report

5. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$ -	$ 1,481	$ 2
Class A	51	-	-
Class T	223	-	-
	$ 274	$ 1,481	$ 2

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended November 30,
	2002	2001
From net investment income
Class A	$ 3,931	$ 2,425
Class T	11,618	16,041
Class B	490	2,129
Class C	129	247
Institutional Class	9,482	6,117
Total	$ 25,650	$ 26,959
From net realized gain
Class A	$ 3,812	$ 18,288
Class T	19,587	205,129
Class B	5,947	75,600
Class C	1,348	7,768
Institutional Class	6,877	49,577
Total	$ 37,571	$ 356,362

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	13,860	14,068	$ 317,321	$ 346,415
Reinvestment of distributions	307	792	7,105	19,625
Shares redeemed	(7,826)	(5,337)	(172,144)	(132,688)
Net increase (decrease)	6,341	9,523	$ 152,282	$ 233,352
Class T
Shares sold	30,649	30,494	$ 700,574	$ 749,975
Reinvestment of distributions	1,276	8,416	30,212	211,152
Shares redeemed	(28,688)	(23,902)	(638,381)	(589,432)
Net increase (decrease)	3,237	15,008	$ 92,405	$ 371,695
Class B
Shares sold	6,617	7,530	$ 151,649	$ 185,208
Reinvestment of distributions	241	2,783	5,744	69,512
Shares redeemed	(10,636)	(10,565)	(238,263)	(258,531)
Net increase (decrease)	(3,778)	(252)	$ (80,870)	$ (3,811)
Class C
Shares sold	4,418	3,794	$ 100,529	$ 93,516
Reinvestment of distributions	53	274	1,261	6,861
Shares redeemed	(2,648)	(996)	(57,702)	(24,199)
Net increase (decrease)	1,823	3,072	$ 44,088	$ 76,178
Institutional Class
Shares sold	33,189	19,831	$ 722,182	$ 488,341
Reinvestment of distributions	501	1,610	11,817	40,662
Shares redeemed	(17,517)	(9,326)	(377,587)	(235,105)
Net increase (decrease)	16,173	12,115	$ 356,412	$ 293,898

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Imagistics International, Inc.	$ 1,823	$ 2,955	$ -	$ -

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Equity Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Equity Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Equity Income Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Equity Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2001

Vice President of Advisor Equity Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

C. Robert Chow (41)
Year of Election or Appointment: 1998 Vice President of Advisor Equity Income. Prior to assuming his current responsibilities, Mr. Chow managed a variety of Fidelity funds.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Equity Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Advisor Equity Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Equity Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Equity Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Equity Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Equity Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Equity Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 2.32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EPII-ANN-0103 336677
1.539450.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Equity Value

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Equity Value Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Equity Value - CL A	-6.53%	-11.20%
Fidelity Adv Equity Value - CL A (incl. 5.75% sales charge)	-11.90%	-16.31%
Russell 3000 ® Value	-9.01%	-14.89%
Growth Funds Average	-18.96%	n/a*
Multi-Cap Core Funds Average	-15.92%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, or since the fund started on May 9, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Equity Value - CL A	-6.53%	-7.32%
Fidelity Adv Equity Value - CL A (incl. 5.75% sales charge)	-11.90%	-10.77%
Russell 3000 Value	-9.01%	-9.80%
Growth Funds Average	-18.96%	n/a*
Multi-Cap Core Funds Average	-15.92%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Fidelity Advisor Equity Value Fund - Class A
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Equity Value Fund - Class A on May 9, 2001, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Equity Value Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Equity Value - CL T	-6.74%	-11.50%
Fidelity Adv Equity Value - CL T (incl. 3.50% sales charge)	-10.01%	-14.60%
Russell 3000 Value	-9.01%	-14.89%
Growth Funds Average	-18.96%	n/a*
Multi-Cap Core Funds Average	-15.92%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, or since the fund started on May 9, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Equity Value - CL T	-6.74%	-7.52%
Fidelity Adv Equity Value - CL T (incl. 3.50% sales charge)	-10.01%	-9.61%
Russell 3000 Value	-9.01%	-9.80%
Growth Funds Average	-18.96%	n/a*
Multi-Cap Core Funds Average	-15.92%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Fidelity Advisor Equity Value Fund - Class T
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Value Fund - Class T on May 9, 2001, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Equity Value Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past one year and the life of fund total return figures are 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Equity Value - CL B	-7.19%	-12.20%
Fidelity Adv Equity Value - CL B (incl. contingent deferred sales charge)	-11.83%	-15.71%
Russell 3000 Value	-9.01%	-14.89%
Growth Funds Average	-18.96%	n/a*
Multi-Cap Core Funds Average	-15.92%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, or since the fund started on May 9, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Equity Value - CL B	-7.19%	-7.99%
Fidelity Adv Equity Value - CL B (incl. contingent deferred sales charge)	-11.83%	-10.37%
Russell 3000 Value	-9.01%	-9.80%
Growth Funds Average	-18.96%	n/a*
Multi-Cap Core Funds Average	-15.92%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Fidelity Advisor Equity Value Fund - Class B
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Value Fund - Class B on May 9, 2001, when the fund started. The chart shows how the value of your investment would have grown, including the effect of the contingent deferred sales charge, and also shows how the Russell 3000 Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Equity Value Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Equity Value - CL C	-7.29%	-12.30%
Fidelity Adv Equity Value - CL C (incl. contingent deferred sales charge)	-8.22%	-12.30%
Russell 3000 Value	-9.01%	-14.89%
Growth Funds Average	-18.96%	n/a*
Multi-Cap Core Funds Average	-15.92%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, or since the fund started on May 9, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Equity Value - CL C	-7.29%	-8.06%
Fidelity Adv Equity Value - CL C (incl. contingent deferred sales charge)	-8.22%	-8.06%
Russell 3000 Value	-9.01%	-9.80%
Growth Funds Average	-18.96%	n/a*
Multi-Cap Core Funds Average	-15.92%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Fidelity Advisor Equity Value Fund - Class C
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Value Fund - Class C on May 9, 2001, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Steve DuFour, Portfolio Manager of Fidelity Advisor Equity Value Fund

Q. How did the fund perform, Steve?

A. For the 12 months ending November 30, 2002, the fund's Class A, Class T, Class B and Class C shares were down 6.53%, 6.74%, 7.19% and 7.29%, respectively. In comparison, the Russell 3000 Value Index fell 9.01%, while the growth funds average tracked by Lipper Inc. fell 18.96%.

Q. Why did the fund fare better than its benchmarks during the past year?

A. The most significant reason was that the fund owned a group of better-performing energy stocks. My decision to focus on energy services stocks such as Burlington Resources that did quite well, as opposed to large, integrated oil companies that generally performed worse, was particularly helpful. Collectively, the fund's energy holdings outperformed those included in the index by nearly 16 percentage points. Another important factor was significantly underweighting utilities stocks, which fell 25% as a group. Many utility companies had diversified their operations into unregulated businesses such as energy trading, which increased the volatility of their earnings. Several were hurt by lower electricity prices and balance sheet problems. As a result, a good portion of the sector was not as stable and risk-free as investors previously thought, and stock prices suffered.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Six months ago, you said the fund's emphasis on economically sensitive stocks remained intact. Have you pursued the same strategy since then?

A. Yes, I have. Nothing's changed with regard to my conviction. I continued to believe that being overweighted in several areas likely to benefit the most from an uptick in domestic economic growth - such as technology, diversified financials, industrial machinery, media and transportation - would be to the fund's advantage.

Q. Why did the fund become much more concentrated?

A. During the equity market sell-off that occurred in late summer, a number of companies missed their quarterly earnings targets and their stocks were unduly punished. I used this widespread weakness to scrub the portfolio and re-evaluate the level of my conviction in each holding. As such, I eliminated some stocks in which I felt less confident about their corporate profit outlooks. Additionally, the valuation gap between large-cap stocks and smaller-cap stocks increased, and I added to some existing large-cap positions, such as industrial conglomerate General Electric, that I felt were oversold. These portfolio adjustments helped lift the fund's performance during the market's rally in October and November.

Q. Were there any other notable changes?

A. I significantly reduced the fund's exposure to defensive-oriented consumer staples, such as Dean Foods, while selling all of our holdings in Procter & Gamble and Coca-Cola, in each case to lock in profits. I redeployed those assets into stocks with greater economic sensitivity, such as the technology hardware and equipment industry, where I increased our positions in a basket of semiconductor and PC-related companies whose valuations were more attractive. Although this strategy has yet to measurably influence fund performance, I believe it's likely that a PC-upgrade cycle could gain momentum in the corporate world should the economy improve. In selecting stocks, I took notice of those companies, such as Analog Devices, that had a commanding market share position, strong growth prospects and a healthy financial condition.

Q. What holdings performed well? Which disappointed?

A. A handful of industrials, including Illinois Tool Works, Eaton and Avery Dennison, performed well after the government reported industrial production data that was viewed as positive. On the down side, J.P. Morgan Chase and Charles Schwab were hurt by declining brokerage trading volumes. I also was early in owning Qwest Communications, another detractor, as I underestimated the magnitude of the revenue and financial liquidity problems facing the company. I eventually eliminated Qwest from the portfolio.

Annual Report

Q. What's your outlook, Steve?

A. There were signs in several industries at the end of the period that business was improving. Some brokerage companies had an uptick in trading volume among individual investors. A few media companies reported higher advertising revenue. Industrial machinery companies had slightly higher orders for equipment. Additionally, railroad traffic has been steady. For these reasons, I remain encouraged that the economy could rebound and, as earnings improve, stocks should follow suit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

3

Fund Facts

Goal: capital appreciation

Start date: May 9, 2001

Size: as of November 30, 2002, more than $41 million

Manager: Steve DuFour, since inception; joined Fidelity in 1992

Steve DuFour elaborates on the fund's positioning:

"About 18 months ago, I began positioning this fund for an economic recovery that, quite frankly, has taken longer to occur than I expected. In positioning the fund in this manner, I moved more assets into stocks of companies within such industries as technology hardware, brokerage and investment banking, industrial machinery and media that historically have benefited from a growing economy. Although this strategy hasn't yet paid off in absolute terms as I expected, the fund has performed comparably to its benchmark and Lipper peer group, thanks in part to decent stock picking, which has compensated for being overweighted in some of these poorer-performing, economically sensitive industries.

"I'm encouraged, however, by what's transpired during the past few months. The equity markets rallied sharply in October and generally continued performing well during November. During this brief time period, the fund performed as I had hoped it would amid a more positive market environment, posting strong returns relative to its index and peer group average."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Charles Schwab Corp.	4.4	4.3
Merck & Co., Inc.	3.6	0.4
Analog Devices, Inc.	3.2	3.5
Schlumberger Ltd. (NY Shares)	3.0	2.5
BellSouth Corp.	3.0	3.7
Morgan Stanley	2.9	1.9
AOL Time Warner, Inc.	2.7	1.8
American International Group, Inc.	2.6	2.0
General Electric Co.	2.4	1.5
Verizon Communications, Inc.	2.4	0.0
	30.2
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.5	29.3
Industrials	17.0	11.6
Information Technology	11.9	14.7
Consumer Discretionary	11.2	10.0
Energy	7.7	8.5
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 93.3%		Stocks 92.8%
	Convertible Securities 2.3%		Convertible Securities 4.6%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	3.9%	** Foreign investments	3.9%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.2%
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. Class A	1,960	$ 70,070
Media - 9.2%
AOL Time Warner, Inc. (a)	68,290	1,117,907
Belo Corp. Series A	16,720	387,737
Comcast Corp. Class A (special) (a)	30,610	697,908
Cox Communications, Inc. Class A (a)	13,800	417,864
Dow Jones & Co., Inc.	2,640	109,428
E.W. Scripps Co. Class A	6,910	547,825
Walt Disney Co.	13,900	275,498
Washington Post Co. Class B	400	289,600
		3,843,767
Multiline Retail - 0.5%
Federated Department Stores, Inc. (a)	2,250	73,530
Nordstrom, Inc.	4,180	83,600
Target Corp.	1,680	58,430
		215,560
Specialty Retail - 0.4%
Sherwin-Williams Co.	5,600	161,448
Textiles Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	8,960	401,229
TOTAL CONSUMER DISCRETIONARY		4,692,074
CONSUMER STAPLES - 2.6%
Food Products - 2.6%
ConAgra Foods, Inc.	5,350	130,380
Dean Foods Co. (a)	1,392	51,713
Hershey Foods Corp.	2,000	128,780
McCormick & Co., Inc. (non-vtg.)	20,580	489,598
Sensient Technologies Corp.	3,200	78,624
Tyson Foods, Inc. Class A	15,700	185,260
		1,064,355
ENERGY - 7.7%
Energy Equipment & Services - 3.3%
Diamond Offshore Drilling, Inc.	4,680	105,019
Schlumberger Ltd. (NY Shares)	28,740	1,271,745
		1,376,764
Oil & Gas - 4.4%
Burlington Resources, Inc.	19,990	841,979
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
EOG Resources, Inc.	12,460	$ 483,074
Occidental Petroleum Corp.	18,680	520,238
		1,845,291
TOTAL ENERGY		3,222,055
FINANCIALS - 30.0%
Banks - 7.3%
Bank of America Corp.	11,510	806,621
Bank of New York Co., Inc.	16,000	485,600
Golden West Financial Corp., Delaware	2,200	152,240
Mellon Financial Corp.	22,020	661,701
Northern Trust Corp.	15,750	609,525
Wachovia Corp.	4,929	173,254
Wells Fargo & Co.	3,750	173,288
		3,062,229
Diversified Financials - 13.8%
American Express Co.	2,680	104,332
Charles Schwab Corp.	160,020	1,846,623
Citigroup, Inc.	17,120	665,626
Fannie Mae	6,990	440,720
Goldman Sachs Group, Inc.	2,430	191,654
J.P. Morgan Chase & Co.	7,870	198,088
Lehman Brothers Holdings, Inc.	4,600	282,440
Merrill Lynch & Co., Inc.	10,160	441,960
Morgan Stanley	27,120	1,226,909
State Street Corp.	8,130	365,850
		5,764,202
Insurance - 6.3%
ACE Ltd.	10,520	358,732
Allstate Corp.	19,160	747,815
American International Group, Inc.	16,440	1,071,066
Hartford Financial Services Group, Inc.	9,010	442,031
Old Republic International Corp.	370	11,070
		2,630,714
Real Estate - 2.6%
Duke Realty Corp.	10,900	272,500
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Equity Office Properties Trust	18,820	$ 483,862
ProLogis Trust	13,440	330,355
		1,086,717
TOTAL FINANCIALS		12,543,862
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.4%
Bausch & Lomb, Inc.	5,000	188,700
Pharmaceuticals - 4.8%
Merck & Co., Inc.	25,250	1,500,103
Pfizer, Inc.	15,770	497,386
		1,997,489
TOTAL HEALTH CARE		2,186,189
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.	1,860	97,092
Air Freight & Logistics - 0.0%
Ryder System, Inc.	200	4,600
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	2,120	136,613
New England Business Service, Inc.	900	20,025
Paychex, Inc.	9,120	266,304
		422,942
Electrical Equipment - 1.3%
Emerson Electric Co.	10,630	554,355
Industrial Conglomerates - 2.4%
General Electric Co.	37,360	1,012,456
Machinery - 7.1%
Caterpillar, Inc.	17,400	868,260
Eaton Corp.	9,870	748,837
Illinois Tool Works, Inc.	11,520	783,245
PACCAR, Inc.	11,310	554,190
		2,954,532
Road & Rail - 5.0%
Knight Transportation, Inc. (a)	6,385	126,302
Norfolk Southern Corp.	34,230	675,358
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.	16,290	$ 943,191
Werner Enterprises, Inc.	15,116	333,610
		2,078,461
TOTAL INDUSTRIALS		7,124,438
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	10,280	153,378
Motorola, Inc.	34,200	389,196
Scientific-Atlanta, Inc.	8,200	111,520
		654,094
Computers & Peripherals - 0.7%
EMC Corp. (a)	17,250	125,063
International Business Machines Corp.	1,800	156,780
		281,843
Electronic Equipment & Instruments - 0.3%
Jabil Circuit, Inc. (a)	6,130	131,489
Internet Software & Services - 0.0%
LendingTree, Inc. (a)	500	6,680
IT Consulting & Services - 0.4%
Unisys Corp. (a)	16,700	187,040
Semiconductor Equipment & Products - 6.7%
Analog Devices, Inc. (a)	44,179	1,355,854
Applied Materials, Inc. (a)	13,400	228,470
Intel Corp.	4,620	96,466
KLA-Tencor Corp. (a)	4,850	214,225
LAM Research Corp. (a)	5,800	94,192
Micron Technology, Inc. (a)	18,190	287,584
Novellus Systems, Inc. (a)	3,300	119,757
Texas Instruments, Inc.	19,300	388,123
Xilinx, Inc. (a)	1,380	34,003
		2,818,674
Software - 0.9%
Adobe Systems, Inc.	7,150	211,140
BEA Systems, Inc. (a)	5,500	60,715
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp. (a)	330	$ 19,081
Oracle Corp. (a)	6,500	78,975
		369,911
TOTAL INFORMATION TECHNOLOGY		4,449,731
MATERIALS - 3.5%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	6,100	272,182
Ferro Corp.	5,910	140,717
MacDermid, Inc.	100	2,241
Praxair, Inc.	1,720	101,480
		516,620
Metals & Mining - 2.3%
Alcoa, Inc.	33,020	843,661
Newmont Mining Corp. Holding Co.	3,990	93,406
		937,067
TOTAL MATERIALS		1,453,687
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
BellSouth Corp.	45,100	1,253,780
Verizon Communications, Inc.	23,790	996,325
		2,250,105
UTILITIES - 0.1%
Electric Utilities - 0.1%
Wisconsin Energy Corp.	2,520	57,985
TOTAL COMMON STOCKS (Cost $37,297,647)		39,044,481
Convertible Preferred Stocks - 1.8%

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 1.3%
Motorola, Inc. $3.50	14,300	540,283
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.5%
Gas Utilities - 0.5%
KeySpan Corp. $4.375 MEDS	4,150	$ 206,421
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $880,388)		746,704
Convertible Bonds - 0.5%
Principal Amount
FINANCIALS - 0.5%
Diversified Financials - 0.5%
E*TRADE Group, Inc. 6% 2/1/07 (Cost $246,218)	$ 297,000	213,840
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 1.47% (b) (Cost $1,976,753)	1,976,753	1,976,753
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $40,401,006)		41,981,778
NET OTHER ASSETS - (0.3)%		(110,959)
NET ASSETS - 100%		$ 41,870,819
Security Type Abbreviation
MEDS	-	Mandatorily Exchangeable Debt Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $70,118,467 and $47,235,910, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,735 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $3,809,000 of which $770,000 and $3,039,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $713,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (cost $40,401,006) - See accompanying schedule		$ 41,981,778
Receivable for investments sold		130,274
Receivable for fund shares sold		71,586
Dividends receivable		30,196
Interest receivable		8,694
Receivable from investment adviser for expense reductions		1,925
Total assets		42,224,453

Liabilities
Payable for investments purchased	$ 176,062
Payable for fund shares redeemed	99,361
Accrued management fee	19,264
Distribution fees payable	22,983
Other payables and accrued expenses	35,964
Total liabilities		353,634

Net Assets		$ 41,870,819
Net Assets consist of:
Paid in capital		$ 45,037,934
Undistributed net investment income		4,021
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,751,908)
Net unrealized appreciation (depreciation) on investments		1,580,772
Net Assets		$ 41,870,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,613,834 ÷ 407,082 shares)	$ 8.88

Maximum offering price per share (100/94.25 of $8.88)	$ 9.42
Class T: Net Asset Value and redemption price per share ($18,985,271 ÷ 2,146,265 shares)	$ 8.85

Maximum offering price per share (100/96.50 of $8.85)	$ 9.17
Class B: Net Asset Value and offering price per share ($10,253,039 ÷ 1,167,585 shares) A	$ 8.78

Class C: Net Asset Value and offering price per share ($8,616,192 ÷ 981,956 shares) A	$ 8.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($402,483 ÷ 45,149 shares)	$ 8.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 514,895
Interest		68,789
Security lending		377
Total income		584,061

Expenses
Management fee	$ 194,097
Transfer agent fees	140,874
Distribution fees	239,544
Accounting and security lending fees	61,582
Non-interested trustees' compensation	113
Custodian fees and expenses	21,437
Registration fees	70,954
Audit	27,902
Legal	149
Reports to shareholders	65,718
Miscellaneous	239
Total expenses before reductions	822,609
Expense reductions	(138,457)	684,152
Net investment income (loss)		(100,091)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,879,415)
Foreign currency transactions	(112)
Futures contracts	(8,710)
Total net realized gain (loss)		(3,888,237)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,132,787
Futures contracts	(17,743)
Total change in net unrealized appreciation (depreciation)		1,115,044
Net gain (loss)		(2,773,193)
Net increase (decrease) in net assets resulting from operations		$ (2,873,284)
See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	May 9, 2001 (commencement of operations) to November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (100,091)	$ (12,951)
Net realized gain (loss)	(3,888,237)	(875,827)
Change in net unrealized appreciation (depreciation)	1,115,044	465,728
Net increase (decrease) in net assets resulting from operations	(2,873,284)	(423,050)
Share transactions - net increase (decrease)	23,201,913	21,965,240
Total increase (decrease) in net assets	20,328,629	21,542,190

Net Assets
Beginning of period	21,542,190	-
End of period (including undistributed net investment income of $4,021 and undistributed net investment income of $1,621, respectively)	$ 41,870,819	$ 21,542,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01
Net realized and unrealized gain (loss)	(.63)	(.51)
Total from investment operations	(.62)	(.50)
Net asset value, end of period	$ 8.88	$ 9.50
Total Return B,C,D	(6.53)%	(5.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.00%	3.83% A
Expenses net of voluntary waivers, if any	1.70%	1.75% A
Expenses net of all reductions	1.62%	1.71% A
Net investment income (loss)	.12%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,614	$ 1,428
Portfolio turnover rate	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	-
Net realized and unrealized gain (loss)	(.63)	(.51)
Total from investment operations	(.64)	(.51)
Net asset value, end of period	$ 8.85	$ 9.49
Total Return B,C,D	(6.74)%	(5.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.27%	4.06% A
Expenses net of voluntary waivers, if any	1.92%	2.00% A
Expenses net of all reductions	1.85%	1.97% A
Net investment income (loss)	(.10)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,985	$ 9,584
Portfolio turnover rate	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03)
Net realized and unrealized gain (loss)	(.63)	(.51)
Total from investment operations	(.68)	(.54)
Net asset value, end of period	$ 8.78	$ 9.46
Total Return B,C,D	(7.19)%	(5.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.78%	4.67% A
Expenses net of voluntary waivers, if any	2.41%	2.50% A
Expenses net of all reductions	2.34%	2.47% A
Net investment income (loss)	(.59)%	(.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,253	$ 5,103
Portfolio turnover rate	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03)
Net realized and unrealized gain (loss)	(.64)	(.51)
Total from investment operations	(.69)	(.54)
Net asset value, end of period	$ 8.77	$ 9.46
Total ReturnB,C,D	(7.29)%	(5.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.71%	4.55%A
Expenses net of voluntary waivers, if any	2.40%	2.50%A
Expenses net of all reductions	2.32%	2.46%A
Net investment income (loss)	(.58)%	(.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,616	$ 5,118
Portfolio turnover rate	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.03
Net realized and unrealized gain (loss)	(.64)	(.52)
Total from investment operations	(.60)	(.49)
Net asset value, end of period	$ 8.91	$ 9.51
Total Return B,C	(6.31)%	(4.90)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.62%	3.44% A
Expenses net of voluntary waivers, if any	1.40%	1.50% A
Expenses net of all reductions	1.32%	1.46% A
Net investment income (loss)	.42%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402	$ 309
Portfolio turnover rate	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to November 30, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 3,310,973	|
Unrealized depreciation	(1,956,062)
Net unrealized appreciation (depreciation)	1,354,911
Capital loss carryforward	(3,808,638)
Total Distributable earnings	$ (2,453,727)
Cost for federal income tax purposes	$ 40,626,867

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 6,601	$ 433	$ 562
Class T	.27%	.25%	79,911	-	3,555
Class B	.75%	.25%	81,509	61,132	-
Class C	.75%	.25%	71,523	34,516	-
			$ 239,544	$ 96,081	$ 4,117

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 38,916	$ 10,896
Class T	38,767	7,303
Class B*	19,040	19,040
Class C*	2,528	2,528
	$ 99,251	$ 39,767

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 9,887.41
Class T	64,839.42
Class B	37,295.46
Class C	27,806.39
Institutional Class	1,047.29
	$ 140,874

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $26,332 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75% - *1.50%	$ 7,428
Class T	2.00% - *1.75%	53,315
Class B	2.50% - *2.25%	29,672
Class C	2.50% - *2.25%	22,399
Institutional Class	1.50% - *1.25%	780
		$ 113,594

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 20,746
Class A	562	-
Class T	3,555	-
	$ 4,117	$ 20,746

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001 A	2002	2001 A
Class A
Shares sold	352,607	184,500	$ 3,173,679	$ 1,783,958
Shares redeemed	(95,850)	(34,175)	(852,246)	(339,517)
Net increase (decrease)	256,757	150,325	$ 2,321,433	$ 1,444,441
Class T
Shares sold	1,871,248	1,111,379	$ 17,145,373	$ 10,722,357
Shares redeemed	(735,066)	(101,296)	(6,371,323)	(956,718)
Net increase (decrease)	1,136,182	1,010,083	$ 10,774,050	$ 9,765,639
Class B
Shares sold	912,364	582,047	$ 8,334,319	$ 5,569,933
Shares redeemed	(283,943)	(42,883)	(2,386,701)	(409,099)
Net increase (decrease)	628,421	539,164	$ 5,947,618	$ 5,160,834
Class C
Shares sold	647,671	620,446	$ 5,810,954	$ 5,991,712
Shares redeemed	(206,785)	(79,376)	(1,778,366)	(717,007)
Net increase (decrease)	440,886	541,070	$ 4,032,588	$ 5,274,705
Institutional Class
Shares sold	28,520	37,376	$ 271,130	$ 365,056
Shares redeemed	(15,881)	(4,866)	(144,906)	(45,435)
Net increase (decrease)	12,639	32,510	$ 126,224	$ 319,621

A Share transactions are for the period May 9, 2001 (commencement of operations) to November 30, 2001.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Equity Value Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Equity Value Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the period May 9, 2001 (commencement of operations) to November 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Equity Value Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period May 9, 2001 (commencement of operations) to November 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Equity Value (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Equity Value. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Stephen M. DuFour (36)

Year of Election or Appointment: 2001

Vice President of Advisor Equity Value. Mr. DuFour is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. DuFour managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2001

Secretary of Advisor Equity Value. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Equity Value. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Equity Value. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2001 Assistant Treasurer of Advisor Equity Value. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Equity Value. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Equity Value. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2001

Assistant Treasurer of Advisor Equity Value. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AEV-ANN-0103 336428
1.767075.101

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Equity Value

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Equity Value Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Equity Value - Inst CL	-6.31%	-10.90%
Russell 3000® Value	-9.01%	-14.89%
Growth Funds Average	-18.96%	n/a*
Mulit-Cap Core Funds Average	-15.92%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, or since the fund started on May 9, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare the Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Equity Value - Inst CL	-6.31%	-7.12%
Russell 3000 Value	-9.01%	-9.80%
Growth Funds Average	-18.96%	n/a*
Mulit-Cap Core Funds Average	-15.92%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Fidelity Advisor Equity Value Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Equity Value Fund - Institutional Class on May 9, 2001, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000 Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Steve DuFour, Portfolio Manager of Fidelity Advisor Equity Value Fund

Q. How did the fund perform, Steve?

A. For the 12 months ending November 30, 2002, the fund's Institutional Class shares were down 6.31%. In comparison, the Russell 3000 Value Index fell 9.01%, while the growth funds average tracked by Lipper Inc. fell 18.96%.

Q. Why did the fund fare better than its benchmarks during the past year?

A. The most significant reason was that the fund owned a group of better-performing energy stocks. My decision to focus on energy services stocks such as Burlington Resources that did quite well, as opposed to large, integrated oil companies that generally performed worse, was particularly helpful. Collectively, the fund's energy holdings outperformed those included in the index by nearly 16 percentage points. Another important factor was significantly underweighting utilities stocks, which fell 25% as a group. Many utility companies had diversified their operations into unregulated businesses such as energy trading, which increased the volatility of their earnings. Several were hurt by lower electricity prices and balance sheet problems. As a result, a good portion of the sector was not as stable and risk-free as investors previously thought, and stock prices suffered.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Six months ago, you said the fund's emphasis on economically sensitive stocks remained intact. Have you pursued the same strategy since then?

A. Yes, I have. Nothing's changed with regard to my conviction. I continued to believe that being overweighted in several areas likely to benefit the most from an uptick in domestic economic growth - such as technology, diversified financials, industrial machinery, media and transportation - would be to the fund's advantage.

Q. Why did the fund become much more concentrated?

A. During the equity market sell-off that occurred in late summer, a number of companies missed their quarterly earnings targets and their stocks were unduly punished. I used this widespread weakness to scrub the portfolio and re-evaluate the level of my conviction in each holding. As such, I eliminated some stocks in which I felt less confident about their corporate profit outlooks. Additionally, the valuation gap between large-cap stocks and smaller-cap stocks increased, and I added to some existing large-cap positions, such as industrial conglomerate General Electric, that I felt were oversold. These portfolio adjustments helped lift the fund's performance during the market's rally in October and November.

Q. Were there any other notable changes?

A. I significantly reduced the fund's exposure to defensive-oriented consumer staples, such as Dean Foods, while selling all of our holdings in Procter & Gamble and Coca-Cola, in each case to lock in profits. I redeployed those assets into stocks with greater economic sensitivity, such as the technology hardware and equipment industry, where I increased our positions in a basket of semiconductor and PC-related companies whose valuations were more attractive. Although this strategy has yet to measurably influence fund performance, I believe it's likely that a PC-upgrade cycle could gain momentum in the corporate world should the economy improve. In selecting stocks, I took notice of those companies, such as Analog Devices, that had a commanding market share position, strong growth prospects and a healthy financial condition.

Q. What holdings performed well? Which disappointed?

A. A handful of industrials, including Illinois Tool Works, Eaton and Avery Dennison, performed well after the government reported industrial production data that was viewed as positive. On the down side, J.P. Morgan Chase and Charles Schwab were hurt by declining brokerage trading volumes. I also was early in owning Qwest Communications, another detractor, as I underestimated the magnitude of the revenue and financial liquidity problems facing the company. I eventually eliminated Qwest from the portfolio.

Annual Report

Q. What's your outlook, Steve?

A. There were signs in several industries at the end of the period that business was improving. Some brokerage companies had an uptick in trading volume among individual investors. A few media companies reported higher advertising revenue. Industrial machinery companies had slightly higher orders for equipment. Additionally, railroad traffic has been steady. For these reasons, I remain encouraged that the economy could rebound and, as earnings improve, stocks should follow suit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

3

Fund Facts

Goal: capital appreciation

Start date: May 9, 2001

Size: as of November 30, 2002, more than $41 million

Manager: Steve DuFour, since inception; joined Fidelity in 1992

Steve DuFour elaborates on the fund's positioning:

"About 18 months ago, I began positioning this fund for an economic recovery that, quite frankly, has taken longer to occur than I expected. In positioning the fund in this manner, I moved more assets into stocks of companies within such industries as technology hardware, brokerage and investment banking, industrial machinery and media that historically have benefited from a growing economy. Although this strategy hasn't yet paid off in absolute terms as I expected, the fund has performed comparably to its benchmark and Lipper peer group, thanks in part to decent stock picking, which has compensated for being overweighted in some of these poorer-performing, economically sensitive industries.

"I'm encouraged, however, by what's transpired during the past few months. The equity markets rallied sharply in October and generally continued performing well during November. During this brief time period, the fund performed as I had hoped it would amid a more positive market environment, posting strong returns relative to its index and peer group average."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Charles Schwab Corp.	4.4	4.3
Merck & Co., Inc.	3.6	0.4
Analog Devices, Inc.	3.2	3.5
Schlumberger Ltd. (NY Shares)	3.0	2.5
BellSouth Corp.	3.0	3.7
Morgan Stanley	2.9	1.9
AOL Time Warner, Inc.	2.7	1.8
American International Group, Inc.	2.6	2.0
General Electric Co.	2.4	1.5
Verizon Communications, Inc.	2.4	0.0
	30.2
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.5	29.3
Industrials	17.0	11.6
Information Technology	11.9	14.7
Consumer Discretionary	11.2	10.0
Energy	7.7	8.5
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 93.3%		Stocks 92.8%
	Convertible Securities 2.3%		Convertible Securities 4.6%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	3.9%	** Foreign investments	3.9%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.2%
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. Class A	1,960	$ 70,070
Media - 9.2%
AOL Time Warner, Inc. (a)	68,290	1,117,907
Belo Corp. Series A	16,720	387,737
Comcast Corp. Class A (special) (a)	30,610	697,908
Cox Communications, Inc. Class A (a)	13,800	417,864
Dow Jones & Co., Inc.	2,640	109,428
E.W. Scripps Co. Class A	6,910	547,825
Walt Disney Co.	13,900	275,498
Washington Post Co. Class B	400	289,600
		3,843,767
Multiline Retail - 0.5%
Federated Department Stores, Inc. (a)	2,250	73,530
Nordstrom, Inc.	4,180	83,600
Target Corp.	1,680	58,430
		215,560
Specialty Retail - 0.4%
Sherwin-Williams Co.	5,600	161,448
Textiles Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	8,960	401,229
TOTAL CONSUMER DISCRETIONARY		4,692,074
CONSUMER STAPLES - 2.6%
Food Products - 2.6%
ConAgra Foods, Inc.	5,350	130,380
Dean Foods Co. (a)	1,392	51,713
Hershey Foods Corp.	2,000	128,780
McCormick & Co., Inc. (non-vtg.)	20,580	489,598
Sensient Technologies Corp.	3,200	78,624
Tyson Foods, Inc. Class A	15,700	185,260
		1,064,355
ENERGY - 7.7%
Energy Equipment & Services - 3.3%
Diamond Offshore Drilling, Inc.	4,680	105,019
Schlumberger Ltd. (NY Shares)	28,740	1,271,745
		1,376,764
Oil & Gas - 4.4%
Burlington Resources, Inc.	19,990	841,979
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
EOG Resources, Inc.	12,460	$ 483,074
Occidental Petroleum Corp.	18,680	520,238
		1,845,291
TOTAL ENERGY		3,222,055
FINANCIALS - 30.0%
Banks - 7.3%
Bank of America Corp.	11,510	806,621
Bank of New York Co., Inc.	16,000	485,600
Golden West Financial Corp., Delaware	2,200	152,240
Mellon Financial Corp.	22,020	661,701
Northern Trust Corp.	15,750	609,525
Wachovia Corp.	4,929	173,254
Wells Fargo & Co.	3,750	173,288
		3,062,229
Diversified Financials - 13.8%
American Express Co.	2,680	104,332
Charles Schwab Corp.	160,020	1,846,623
Citigroup, Inc.	17,120	665,626
Fannie Mae	6,990	440,720
Goldman Sachs Group, Inc.	2,430	191,654
J.P. Morgan Chase & Co.	7,870	198,088
Lehman Brothers Holdings, Inc.	4,600	282,440
Merrill Lynch & Co., Inc.	10,160	441,960
Morgan Stanley	27,120	1,226,909
State Street Corp.	8,130	365,850
		5,764,202
Insurance - 6.3%
ACE Ltd.	10,520	358,732
Allstate Corp.	19,160	747,815
American International Group, Inc.	16,440	1,071,066
Hartford Financial Services Group, Inc.	9,010	442,031
Old Republic International Corp.	370	11,070
		2,630,714
Real Estate - 2.6%
Duke Realty Corp.	10,900	272,500
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Equity Office Properties Trust	18,820	$ 483,862
ProLogis Trust	13,440	330,355
		1,086,717
TOTAL FINANCIALS		12,543,862
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.4%
Bausch & Lomb, Inc.	5,000	188,700
Pharmaceuticals - 4.8%
Merck & Co., Inc.	25,250	1,500,103
Pfizer, Inc.	15,770	497,386
		1,997,489
TOTAL HEALTH CARE		2,186,189
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.	1,860	97,092
Air Freight & Logistics - 0.0%
Ryder System, Inc.	200	4,600
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	2,120	136,613
New England Business Service, Inc.	900	20,025
Paychex, Inc.	9,120	266,304
		422,942
Electrical Equipment - 1.3%
Emerson Electric Co.	10,630	554,355
Industrial Conglomerates - 2.4%
General Electric Co.	37,360	1,012,456
Machinery - 7.1%
Caterpillar, Inc.	17,400	868,260
Eaton Corp.	9,870	748,837
Illinois Tool Works, Inc.	11,520	783,245
PACCAR, Inc.	11,310	554,190
		2,954,532
Road & Rail - 5.0%
Knight Transportation, Inc. (a)	6,385	126,302
Norfolk Southern Corp.	34,230	675,358
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.	16,290	$ 943,191
Werner Enterprises, Inc.	15,116	333,610
		2,078,461
TOTAL INDUSTRIALS		7,124,438
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	10,280	153,378
Motorola, Inc.	34,200	389,196
Scientific-Atlanta, Inc.	8,200	111,520
		654,094
Computers & Peripherals - 0.7%
EMC Corp. (a)	17,250	125,063
International Business Machines Corp.	1,800	156,780
		281,843
Electronic Equipment & Instruments - 0.3%
Jabil Circuit, Inc. (a)	6,130	131,489
Internet Software & Services - 0.0%
LendingTree, Inc. (a)	500	6,680
IT Consulting & Services - 0.4%
Unisys Corp. (a)	16,700	187,040
Semiconductor Equipment & Products - 6.7%
Analog Devices, Inc. (a)	44,179	1,355,854
Applied Materials, Inc. (a)	13,400	228,470
Intel Corp.	4,620	96,466
KLA-Tencor Corp. (a)	4,850	214,225
LAM Research Corp. (a)	5,800	94,192
Micron Technology, Inc. (a)	18,190	287,584
Novellus Systems, Inc. (a)	3,300	119,757
Texas Instruments, Inc.	19,300	388,123
Xilinx, Inc. (a)	1,380	34,003
		2,818,674
Software - 0.9%
Adobe Systems, Inc.	7,150	211,140
BEA Systems, Inc. (a)	5,500	60,715
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp. (a)	330	$ 19,081
Oracle Corp. (a)	6,500	78,975
		369,911
TOTAL INFORMATION TECHNOLOGY		4,449,731
MATERIALS - 3.5%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	6,100	272,182
Ferro Corp.	5,910	140,717
MacDermid, Inc.	100	2,241
Praxair, Inc.	1,720	101,480
		516,620
Metals & Mining - 2.3%
Alcoa, Inc.	33,020	843,661
Newmont Mining Corp. Holding Co.	3,990	93,406
		937,067
TOTAL MATERIALS		1,453,687
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
BellSouth Corp.	45,100	1,253,780
Verizon Communications, Inc.	23,790	996,325
		2,250,105
UTILITIES - 0.1%
Electric Utilities - 0.1%
Wisconsin Energy Corp.	2,520	57,985
TOTAL COMMON STOCKS (Cost $37,297,647)		39,044,481
Convertible Preferred Stocks - 1.8%

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 1.3%
Motorola, Inc. $3.50	14,300	540,283
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.5%
Gas Utilities - 0.5%
KeySpan Corp. $4.375 MEDS	4,150	$ 206,421
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $880,388)		746,704
Convertible Bonds - 0.5%
Principal Amount
FINANCIALS - 0.5%
Diversified Financials - 0.5%
E*TRADE Group, Inc. 6% 2/1/07 (Cost $246,218)	$ 297,000	213,840
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 1.47% (b) (Cost $1,976,753)	1,976,753	1,976,753
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $40,401,006)		41,981,778
NET OTHER ASSETS - (0.3)%		(110,959)
NET ASSETS - 100%		$ 41,870,819
Security Type Abbreviation
MEDS	-	Mandatorily Exchangeable Debt Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $70,118,467 and $47,235,910, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,735 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $3,809,000 of which $770,000 and $3,039,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $713,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (cost $40,401,006) - See accompanying schedule		$ 41,981,778
Receivable for investments sold		130,274
Receivable for fund shares sold		71,586
Dividends receivable		30,196
Interest receivable		8,694
Receivable from investment adviser for expense reductions		1,925
Total assets		42,224,453

Liabilities
Payable for investments purchased	$ 176,062
Payable for fund shares redeemed	99,361
Accrued management fee	19,264
Distribution fees payable	22,983
Other payables and accrued expenses	35,964
Total liabilities		353,634

Net Assets		$ 41,870,819
Net Assets consist of:
Paid in capital		$ 45,037,934
Undistributed net investment income		4,021
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,751,908)
Net unrealized appreciation (depreciation) on investments		1,580,772
Net Assets		$ 41,870,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,613,834 ÷ 407,082 shares)	$ 8.88

Maximum offering price per share (100/94.25 of $8.88)	$ 9.42
Class T: Net Asset Value and redemption price per share ($18,985,271 ÷ 2,146,265 shares)	$ 8.85

Maximum offering price per share (100/96.50 of $8.85)	$ 9.17
Class B: Net Asset Value and offering price per share ($10,253,039 ÷ 1,167,585 shares) A	$ 8.78

Class C: Net Asset Value and offering price per share ($8,616,192 ÷ 981,956 shares) A	$ 8.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($402,483 ÷ 45,149 shares)	$ 8.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 514,895
Interest		68,789
Security lending		377
Total income		584,061

Expenses
Management fee	$ 194,097
Transfer agent fees	140,874
Distribution fees	239,544
Accounting and security lending fees	61,582
Non-interested trustees' compensation	113
Custodian fees and expenses	21,437
Registration fees	70,954
Audit	27,902
Legal	149
Reports to shareholders	65,718
Miscellaneous	239
Total expenses before reductions	822,609
Expense reductions	(138,457)	684,152
Net investment income (loss)		(100,091)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,879,415)
Foreign currency transactions	(112)
Futures contracts	(8,710)
Total net realized gain (loss)		(3,888,237)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,132,787
Futures contracts	(17,743)
Total change in net unrealized appreciation (depreciation)		1,115,044
Net gain (loss)		(2,773,193)
Net increase (decrease) in net assets resulting from operations		$ (2,873,284)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	May 9, 2001 (commencement of operations) to November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (100,091)	$ (12,951)
Net realized gain (loss)	(3,888,237)	(875,827)
Change in net unrealized appreciation (depreciation)	1,115,044	465,728
Net increase (decrease) in net assets resulting from operations	(2,873,284)	(423,050)
Share transactions - net increase (decrease)	23,201,913	21,965,240
Total increase (decrease) in net assets	20,328,629	21,542,190

Net Assets
Beginning of period	21,542,190	-
End of period (including undistributed net investment income of $4,021 and undistributed net investment income of $1,621, respectively)	$ 41,870,819	$ 21,542,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01
Net realized and unrealized gain (loss)	(.63)	(.51)
Total from investment operations	(.62)	(.50)
Net asset value, end of period	$ 8.88	$ 9.50
Total Return B,C,D	(6.53)%	(5.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.00%	3.83% A
Expenses net of voluntary waivers, if any	1.70%	1.75% A
Expenses net of all reductions	1.62%	1.71% A
Net investment income (loss)	.12%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,614	$ 1,428
Portfolio turnover rate	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	-
Net realized and unrealized gain (loss)	(.63)	(.51)
Total from investment operations	(.64)	(.51)
Net asset value, end of period	$ 8.85	$ 9.49
Total Return B,C,D	(6.74)%	(5.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.27%	4.06% A
Expenses net of voluntary waivers, if any	1.92%	2.00% A
Expenses net of all reductions	1.85%	1.97% A
Net investment income (loss)	(.10)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,985	$ 9,584
Portfolio turnover rate	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03)
Net realized and unrealized gain (loss)	(.63)	(.51)
Total from investment operations	(.68)	(.54)
Net asset value, end of period	$ 8.78	$ 9.46
Total Return B,C,D	(7.19)%	(5.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.78%	4.67% A
Expenses net of voluntary waivers, if any	2.41%	2.50% A
Expenses net of all reductions	2.34%	2.47% A
Net investment income (loss)	(.59)%	(.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,253	$ 5,103
Portfolio turnover rate	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.03)
Net realized and unrealized gain (loss)	(.64)	(.51)
Total from investment operations	(.69)	(.54)
Net asset value, end of period	$ 8.77	$ 9.46
Total ReturnB,C,D	(7.29)%	(5.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.71%	4.55%A
Expenses net of voluntary waivers, if any	2.40%	2.50%A
Expenses net of all reductions	2.32%	2.46%A
Net investment income (loss)	(.58)%	(.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,616	$ 5,118
Portfolio turnover rate	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.03
Net realized and unrealized gain (loss)	(.64)	(.52)
Total from investment operations	(.60)	(.49)
Net asset value, end of period	$ 8.91	$ 9.51
Total Return B,C	(6.31)%	(4.90)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.62%	3.44% A
Expenses net of voluntary waivers, if any	1.40%	1.50% A
Expenses net of all reductions	1.32%	1.46% A
Net investment income (loss)	.42%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402	$ 309
Portfolio turnover rate	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 9, 2001 (commencement of operations) to November 30, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 3,310,973	|
Unrealized depreciation	(1,956,062)
Net unrealized appreciation (depreciation)	1,354,911
Capital loss carryforward	(3,808,638)
Total Distributable earnings	$ (2,453,727)
Cost for federal income tax purposes	$ 40,626,867

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 6,601	$ 433	$ 562
Class T	.27%	.25%	79,911	-	3,555
Class B	.75%	.25%	81,509	61,132	-
Class C	.75%	.25%	71,523	34,516	-
			$ 239,544	$ 96,081	$ 4,117

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 38,916	$ 10,896
Class T	38,767	7,303
Class B*	19,040	19,040
Class C*	2,528	2,528
	$ 99,251	$ 39,767

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 9,887.41
Class T	64,839.42
Class B	37,295.46
Class C	27,806.39
Institutional Class	1,047.29
	$ 140,874

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $26,332 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Annual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75% - *1.50%	$ 7,428
Class T	2.00% - *1.75%	53,315
Class B	2.50% - *2.25%	29,672
Class C	2.50% - *2.25%	22,399
Institutional Class	1.50% - *1.25%	780
		$ 113,594

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 20,746
Class A	562	-
Class T	3,555	-
	$ 4,117	$ 20,746

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001 A	2002	2001 A
Class A
Shares sold	352,607	184,500	$ 3,173,679	$ 1,783,958
Shares redeemed	(95,850)	(34,175)	(852,246)	(339,517)
Net increase (decrease)	256,757	150,325	$ 2,321,433	$ 1,444,441
Class T
Shares sold	1,871,248	1,111,379	$ 17,145,373	$ 10,722,357
Shares redeemed	(735,066)	(101,296)	(6,371,323)	(956,718)
Net increase (decrease)	1,136,182	1,010,083	$ 10,774,050	$ 9,765,639
Class B
Shares sold	912,364	582,047	$ 8,334,319	$ 5,569,933
Shares redeemed	(283,943)	(42,883)	(2,386,701)	(409,099)
Net increase (decrease)	628,421	539,164	$ 5,947,618	$ 5,160,834
Class C
Shares sold	647,671	620,446	$ 5,810,954	$ 5,991,712
Shares redeemed	(206,785)	(79,376)	(1,778,366)	(717,007)
Net increase (decrease)	440,886	541,070	$ 4,032,588	$ 5,274,705
Institutional Class
Shares sold	28,520	37,376	$ 271,130	$ 365,056
Shares redeemed	(15,881)	(4,866)	(144,906)	(45,435)
Net increase (decrease)	12,639	32,510	$ 126,224	$ 319,621

A Share transactions are for the period May 9, 2001 (commencement of operations) to November 30, 2001.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Equity Value Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Equity Value Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the period May 9, 2001 (commencement of operations) to November 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Equity Value Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period May 9, 2001 (commencement of operations) to November 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Equity Value (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Equity Value. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Stephen M. DuFour (36)

Year of Election or Appointment: 2001

Vice President of Advisor Equity Value. Mr. DuFour is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. DuFour managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2001

Secretary of Advisor Equity Value. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Equity Value. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Equity Value. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2001 Assistant Treasurer of Advisor Equity Value. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Equity Value. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Equity Value. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2001

Assistant Treasurer of Advisor Equity Value. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AEVI-ANN-0103 336440
1.767074.101

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Fifty

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Fifty Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Fifty - CL A	11.46%	-6.60%
Fidelity Adv Fifty - CL A (incl. 5.75% sales charge)	5.05%	-11.97%
S&P 500®	-16.51%	-34.66%
Capital Appreciation Funds Average	-14.55%	n/a*
Multi-Cap Value Funds Average	-11.85%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM  Index (S&P 500®) - a market capitalization-weighted index of common stocks. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Fifty - CL A	11.46%	-2.94%
Fidelity Adv Fifty - CL A (incl. 5.75% sales charge)	5.05%	-5.42%
S&P 500®	-16.51%	-16.96%
Capital Appreciation Funds Average	-14.55%	n/a*
Multi-Cap Value Funds Average	-11.85%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Fifty Fund - Class A
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Fifty Fund - Class A on August 16, 2000, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Fifty Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Fifty - CL T	11.00%	-7.20%
Fidelity Adv Fifty - CL T (incl. 3.50% sales charge)	7.12%	-10.45%
S&P 500	-16.51%	-34.66%
Capital Appreciation Funds Average	-14.55%	n/a*
Multi-Cap Value Funds Average	-11.85%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index (S&P 500) - a market capitalization-weighted index of common stocks. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Fifty - CL T	11.00%	-3.21%
Fidelity Adv Fifty - CL T (incl. 3.50% sales charge)	7.12%	-4.70%
S&P 500	-16.51%	-16.96%
Capital Appreciation Funds Average	-14.55%	n/a*
Multi-Cap Value Funds Average	-11.85%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Fifty Fund - Class T on August 16, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Fifty Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Fifty - CL B	10.71%	-8.00%
Fidelity Adv Fifty - CL B (incl. contingent deferred sales charge)	5.71%	-10.76%
S&P 500	-16.51%	-34.66%
Capital Appreciation Funds Average	-14.55%	n/a*
Multi-Cap Value Funds Average	-11.85%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index (S&P 500) - a market capitalization-weighted index of common stocks. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Fifty - CL B	10.71%	-3.58%
Fidelity Adv Fifty - CL B (incl. contingent deferred sales charge)	5.71%	-4.85%
S&P 500	-16.51%	-16.96%
Capital Appreciation Funds Average	-14.55%	n/a*
Multi-Cap Value Funds Average	-11.85%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Fifty Fund - Class B
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Fifty Fund - Class B on August 16, 2000, when the fund started, including the effect of the applicable contingent deferred sales charge. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Fifty Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Fifty - CL C	10.72%	-8.10%
Fidelity Adv Fifty - CL C (incl. contingent deferred sales charge)	9.72%	-8.10%
S&P 500	-16.51%	-34.66%
Capital Appreciation Funds Average	-14.55%	n/a*
Multi-Cap Value Funds Average	-11.85%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index (S&P 500) - a market capitalization-weighted index of common stocks. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Fifty - CL C	10.72%	-3.62%
Fidelity Adv Fifty - CL C (incl. contingent deferred sales charge)	9.72%	-3.62%
S&P 500	-16.51%	-16.96%
Capital Appreciation Funds Average	-14.55%	n/a*
Multi-Cap Value Funds Average	-11.85%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Fifty Fund - Class C on August 16, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Fergus Shiel, Portfolio Manager of Fidelity Advisor Fifty Fund

Q. How did the fund perform, Fergus?

A. For the 12 months ending November 30, 2002, the fund's Class A, Class T, Class B, and Class C shares returned 11.46%, 11.00%, 10.71% and 10.72%, respectively. In comparison, the Standard & Poor's 500 Index fell 16.51% and the capital appreciation funds average as tracked by Lipper Inc. declined 14.55%.

Q. Why did the fund handily outperform its benchmarks?

A. When I began managing the fund in June, it was positioned very defensively with a highly concentrated exposure to gold and energy stocks, and about 30% of the fund's assets were in cash. This positioning served the fund well because the broader equity market performed poorly for most of the period and, consequently, investors bid up the prices of stocks in these defensive areas of the market. Taking a closer look, the fund's large overexposure to energy stocks made the biggest contribution to its strong performance, with energy services firms such as Grey Wolf and Apache helping the fund's collective energy positions appreciate nearly 11%. Comparatively, the combined energy stocks in the index fell more than 6%. Gold stocks also contributed significantly to the fund's relative performance, as large positions in Newmont Mining and Barrick Gold - two of the fund's three best performers - rose about 20%.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Did you make any adjustments to the fund's positioning?

A. I was much more optimistic about the equity market's prospects than my predecessor, and I acted accordingly. As time progressed, I uncovered new opportunities and looked for attractive pricing points to acquire new positions. In some cases, such as the fund's large concentration of gold and energy stocks, there were some attractive holdings in the fund and I held on to them. However, I wasn't comfortable having two sectors - gold and energy - each represent more than 20% of the fund's assets, and therefore reduced our exposure to them. I also significantly reduced the fund's cash level.

Q. Where did you redeploy those assets?

A. I increased the fund's exposure to stocks that I felt were oversold, particularly within the areas of the industrial, financial, consumer discretionary, telecommunications and technology sectors that historically have performed well on expectations of an economic recovery. During the market's sell-off in September, this reallocation didn't appear to be a very timely move, and caused the fund to slightly underperform its index and lag its peer group average throughout that month. However, when the broader market rallied sharply in October and November, this strategy was instrumental in helping the portfolio handily outperform both of its benchmarks. This two-month performance was encouraging and indicative of how I hoped the fund would perform during a more positive investing climate.

Q. What other holdings performed well? Which disappointed?

A. I bought Xerox as a turnaround situation. I felt Xerox's new leaders were taking the necessary steps to restructure the company and that the stock was oversold. The market eventually agreed, because the stock rebounded nicely. Several well-capitalized financial companies, including FleetBoston Financial and Merrill Lynch, performed well due to a brighter outlook for the economy late in the period. Nextel Communications was up more than 100% after it alleviated concerns about its future by buying back a sizable portion of its outstanding debt at a discount. On the down side, weaker fundamentals in the tobacco industry hurt Philip Morris. Tenet Healthcare plummeted on allegations that it may have overbilled the government to treat Medicare patients. Weaker-than-expected consumer retail spending lowered the earnings of Best Buy, another detractor. Some stocks I've mentioned thus far were not held at the period end.

Q. What's your outlook?

A. I'm optimistic. We recently saw a positive twitch in the sluggish economy based on several factors. Spreads narrowed between government bonds and high-yield bonds, suggesting lenders were more willing to lend to corporate customers. Further, unemployment remained relatively stable, an expected wave of new corporate bankruptcies never materialized, and the hangover of corporate fraud and accounting scandals started to wear off. The economy may muddle along and grow at a slow pace, but I believe it's headed in the right direction for stocks.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares by investing mainly in equity securities, normally 50 to 60 stocks

Start date: August 16, 2000

Size: as of November 30, 2002, more than $56 million

Manager: Fergus Shiel, since June 2002; manager, Fidelity Advisor Dynamic Capital Appreciation, since 1998; joined Fidelity in 1989

3

Fergus Shiel on the importance of capital to
an economic recovery:

"During the past year, one of the stock market's brighter spots was consumer industries. These stocks generally held up well relative to the broader market because, by and large, banks and other institutions didn't curtail their consumer lending practices despite the sluggish economy. Consumers had access to capital via credit cards and home mortgage refinancings prompted by historically low interest rates. As a result of these cash portals, sales for several consumer industries - including automotive, restaurants and electronic gaming - were brisk and these groups performed relatively well.

"For corporations, though, capital has been scarce. Given the economic slowdown and its negative impact on corporate profitability, banks were far more reluctant to loan money to businesses, many of which were starved for it. Improving sentiment about the stock market should allow lenders to be more aggressive across the board. Amid the October/November stock market rally, for example, there was evidence of new lending, which I viewed as an encouraging sign that companies may soon have greater flexibility to expand their businesses."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
FleetBoston Financial Corp.	4.6	0.0
Nextel Communications, Inc. Class A	4.6	0.0
Merrill Lynch & Co., Inc.	4.5	0.0
Xerox Corp.	4.4	0.0
Philip Morris Companies, Inc.	4.3	1.3
RJ Reynolds Tobacco Holdings, Inc.	3.4	0.0
BJ Services Co.	3.3	2.4
J.P. Morgan Chase & Co.	3.2	0.0
Walt Disney Co.	2.9	0.0
Qwest Communications International, Inc.	2.9	0.0
	38.1
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.7	0.0
Information Technology	17.3	0.0
Consumer Discretionary	16.5	0.5
Energy	10.8	26.2
Consumer Staples	7.7	1.4
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 95.1%		Stocks 67.5%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 32.5%
* Foreign investments	4.9%	** Foreign investments	18.5%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 1.5%
General Motors Corp.	20,800	$ 825,760
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	23,600	551,060
Leisure Equipment & Products - 1.6%
Mattel, Inc.	43,700	901,094
Media - 7.1%
Charter Communications, Inc. Class A (a)	277,500	566,100
Cox Communications, Inc. Class A (a)	25,500	772,140
Liberty Media Corp. Class A (a)	97,600	1,030,656
Walt Disney Co.	82,700	1,639,114
		4,008,010
Specialty Retail - 5.3%
Bed Bath & Beyond, Inc. (a)	15,900	551,571
Carmax, Inc. (a)	11,000	216,700
Office Depot, Inc. (a)	59,800	1,059,058
PETsMART, Inc. (a)	36,761	678,240
Pier 1 Imports, Inc.	23,800	464,338
		2,969,907
TOTAL CONSUMER DISCRETIONARY		9,255,831
CONSUMER STAPLES - 7.7%
Tobacco - 7.7%
Philip Morris Companies, Inc.	63,380	2,390,694
RJ Reynolds Tobacco Holdings, Inc.	49,900	1,926,140
		4,316,834
ENERGY - 10.8%
Energy Equipment & Services - 10.8%
BJ Services Co. (a)	55,280	1,849,116
Grant Prideco, Inc. (a)	20,300	207,669
Grey Wolf, Inc. (a)	296,140	1,128,293
Nabors Industries Ltd. (a)	37,320	1,321,128
Rowan Companies, Inc.	21,700	462,210
Smith International, Inc. (a)	4,400	149,600
Transocean, Inc.	18,140	440,802
Weatherford International Ltd. (a)	12,980	523,613
		6,082,431
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 19.7%
Banks - 4.6%
FleetBoston Financial Corp.	95,400	$ 2,588,201
Diversified Financials - 12.5%
American Express Co.	35,100	1,366,443
Charles Schwab Corp.	112,800	1,301,712
J.P. Morgan Chase & Co.	71,000	1,787,070
Merrill Lynch & Co., Inc.	58,300	2,536,050
		6,991,275
Insurance - 2.6%
ACE Ltd.	19,900	678,590
Allstate Corp.	19,900	776,697
		1,455,287
TOTAL FINANCIALS		11,034,763
HEALTH CARE - 3.3%
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	32,800	869,200
Eli Lilly & Co.	8,900	607,870
Schering-Plough Corp.	17,600	398,816
		1,875,886
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	5,600	542,696
Commercial Services & Supplies - 1.6%
First Data Corp.	26,600	921,424
Industrial Conglomerates - 0.9%
Tyco International Ltd.	28,000	499,520
Machinery - 0.0%
AGCO Corp. (a)	200	4,828
Road & Rail - 2.0%
Norfolk Southern Corp.	57,100	1,126,583
Trading Companies & Distributors - 1.3%
W.W. Grainger, Inc.	13,400	720,652
TOTAL INDUSTRIALS		3,815,703
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 3.6%
Juniper Networks, Inc. (a)	65,000	633,100
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	116,800	$ 1,329,184
Nortel Networks Corp. (a)	35,300	68,850
		2,031,134
Office Electronics - 4.4%
Xerox Corp. (a)	285,400	2,488,688
Semiconductor Equipment & Products - 6.7%
Advanced Micro Devices, Inc. (a)	84,600	719,100
Applied Materials, Inc. (a)	27,500	468,875
Micron Technology, Inc. (a)	67,000	1,059,270
Texas Instruments, Inc.	73,800	1,484,118
		3,731,363
Software - 2.6%
BEA Systems, Inc. (a)	15,100	166,689
Reynolds & Reynolds Co. Class A	23,000	613,410
VERITAS Software Corp. (a)	36,800	669,024
		1,449,123
TOTAL INFORMATION TECHNOLOGY		9,700,308
MATERIALS - 5.5%
Metals & Mining - 5.5%
Echo Bay Mines Ltd. (a)	373,700	324,853
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	22,531	349,231
Goldcorp, Inc.	20,400	202,500
Harmony Gold Mining Co. Ltd. sponsored ADR	55,700	715,188
Newcrest Mining Ltd.	229,200	742,471
Newmont Mining Corp. Holding Co.	30,770	720,326
		3,054,569
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 2.9%
Qwest Communications International, Inc. (a)	338,200	1,636,888
Wireless Telecommunication Services - 4.6%
Nextel Communications, Inc. Class A (a)	185,600	2,552,000
TOTAL TELECOMMUNICATION SERVICES		4,188,888
TOTAL COMMON STOCKS (Cost $48,200,269)		53,325,213
Money Market Funds - 16.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.47% (b)	2,532,214	$ 2,532,214
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	6,451,700	6,451,700
TOTAL MONEY MARKET FUNDS (Cost $8,983,914)		8,983,914
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $57,184,183)		62,309,127
NET OTHER ASSETS - (11.1)%		(6,227,113)
NET ASSETS - 100%		$ 56,082,014
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $87,948,211 and $70,950,771, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,543 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $7,967,000 of which $346,000, $1,347,000 and $6,274,000 will expire on November 30, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $6,051,704) (cost $57,184,183) - See accompanying schedule		$ 62,309,127
Receivable for investments sold		1,399,111
Receivable for fund shares sold		302,721
Dividends receivable		60,815
Interest receivable		5,960
Other receivables		26,987
Total assets		64,104,721

Liabilities
Payable for investments purchased	$ 1,263,085
Payable for fund shares redeemed	205,905
Accrued management fee	25,419
Distribution fees payable	29,290
Other payables and accrued expenses	47,308
Collateral on securities loaned, at value	6,451,700
Total liabilities		8,022,707

Net Assets		$ 56,082,014
Net Assets consist of:
Paid in capital		$ 59,166,085
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,209,043)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,124,972
Net Assets		$ 56,082,014

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,941,694 ÷ 636,450 shares)	$ 9.34

Maximum offering price per share (100/94.25 of $9.34)	$ 9.91
Class T: Net Asset Value and redemption price per share ($24,691,297 ÷ 2,659,891 shares)	$ 9.28

Maximum offering price per share (100/96.50 of $9.28)	$ 9.62
Class B: Net Asset Value and offering price per share ($15,625,947 ÷ 1,699,319 shares) A	$ 9.20

Class C: Net Asset Value and offering price per share ($8,593,903 ÷ 935,376 shares) A	$ 9.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,229,173 ÷ 130,573 shares)	$ 9.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 642,042
Interest		139,113
Security lending		17,499
Total income		798,654

Expenses
Management fee	$ 268,763
Transfer agent fees	176,386
Distribution fees	330,843
Accounting and security lending fees	62,072
Non-interested trustees' compensation	159
Custodian fees and expenses	20,738
Registration fees	64,562
Audit	25,064
Legal	241
Miscellaneous	11,636
Total expenses before reductions	960,464
Expense reductions	(82,052)	878,412
Net investment income (loss)		(79,758)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(6,422,031)
Foreign currency transactions	38
Total net realized gain (loss)		(6,421,993)
Change in net unrealized appreciation (depreciation) on: Investment securities	8,528,521
Assets and liabilities in foreign currencies	(153)
Total change in net unrealized appreciation (depreciation)		8,528,368
Net gain (loss)		2,106,375
Net increase (decrease) in net assets resulting from operations		$ 2,026,617

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (79,758)	$ (212,109)
Net realized gain (loss)	(6,421,993)	(1,235,282)
Change in net unrealized appreciation (depreciation)	8,528,368	(1,655,600)
Net increase (decrease) in net assets resulting from operations	2,026,617	(3,102,991)
Share transactions - net increase (decrease)	18,475,553	9,911,262
Total increase (decrease) in net assets	20,502,170	6,808,271

Net Assets
Beginning of period	35,579,844	28,771,573
End of period	$ 56,082,014	$ 35,579,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.01
Net realized and unrealized gain (loss)	.94	(.52)	(1.10)
Total from investment operations	.96	(.53)	(1.09)
Net asset value, end of period	$ 9.34	$ 8.38	$ 8.91
Total Return B, C, D	11.46%	(5.95)%	(10.90)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64%	1.78%	3.16% A
Expenses net of voluntary waivers, if any	1.61%	1.75%	1.75% A
Expenses net of all reductions	1.46%	1.74%	1.68% A
Net investment income (loss)	.26%	(.13)%	.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,942	$4,453	$ 4,712
Portfolio turnover rate	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-	(.04)	-
Net realized and unrealized gain (loss)	.92	(.51)	(1.09)
Total from investment operations	.92	(.55)	(1.09)
Net asset value, end of period	$ 9.28	$ 8.36	$ 8.91
Total Return B, C, D	11.00%	(6.17)%	(10.90)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.93%	2.10%	3.41% A
Expenses net of voluntary waivers, if any	1.90%	2.00%	2.00% A
Expenses net of all reductions	1.75%	1.99%	1.93% A
Net investment income (loss)	(.03)%	(.38)%	.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,691	$ 13,163	$ 9,967
Portfolio turnover rate	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 8.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.93	(.51)	(1.09)
Total from investment operations	.89	(.59)	(1.10)
Net asset value, end of period	$ 9.20	$ 8.31	$ 8.90
Total Return B, C, D	10.71%	(6.63)%	(11.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.35%	2.56%	3.96% A
Expenses net of voluntary waivers, if any	2.32%	2.50%	2.50% A
Expenses net of all reductions	2.18%	2.49%	2.43% A
Net investment income (loss)	(.45)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,626	$ 10,664	$ 7,630
Portfolio turnover rate	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 8.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.93	(.51)	(1.10)
Total from investment operations	.89	(.59)	(1.11)
Net asset value, end of period	$ 9.19	$ 8.30	$ 8.89
Total Return B, C, D	10.72%	(6.64)%	(11.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.32%	2.51%	3.89% A
Expenses net of voluntary waivers, if any	2.30%	2.50%	2.50% A
Expenses net of all reductions	2.15%	2.49%	2.43% A
Net investment income (loss)	(.43)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,594	$ 6,508	$ 6,005
Portfolio turnover rate	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 8.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.01	.02
Net realized and unrealized gain (loss)	.93	(.52)	(1.10)
Total from investment operations	1.00	(.51)	(1.08)
Net asset value, end of period	$ 9.41	$ 8.41	$ 8.92
Total Return B,C	11.89%	(5.72)%	(10.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.15%	1.54%	3.11% A
Expenses net of voluntary waivers, if any	1.15%	1.50%	1.50% A
Expenses net of all reductions	1.01%	1.49%	1.43% A
Net investment income (loss)	.72%	.12%	.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,229	$ 791	$ 457
Portfolio turnover rate	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 7,520,831	|
Unrealized depreciation	(2,637,792)
Net unrealized appreciation (depreciation)	4,883,039
Capital loss carryforward	(7,967,109)
Total Distributable earnings	$ (3,084,070)
Cost for federal income tax purposes	$ 57,426,088

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.04%	.25%	$ 13,955	$ -	$ 2,029
Class T	.30%	.25%	107,328	-	9,212
Class B	.75%	.25%	132,290	99,217	-
Class C	.75%	.25%	77,270	14,518	-
			$ 330,843	$ 113,735	$ 11,241

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 30,459	$ 9,332
Class T	59,601	16,433
Class B*	50,137	50,137
Class C*	4,040	4,040
	$ 144,237	$ 79,942

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 17,496.37
Class T	80,962.41
Class B	49,613.37
Class C	26,873.35
Institutional Class	1,442.18
	$ 176,386

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $117,376 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75% - *1.50%	$ 1,237
Class T	2.00% - *1.75%	6,861
Class B	2.50% - *2.25%	3,689
Class C	2.50% - *2.25%	1,940
Institutional Class	1.50% - *1.25%	-
		$ 13,727

* Expense Limitation in effect at period-end

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result

Annual Report

7. Expense Reductions - continued

of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 57,075	$ 9
Class A	2,029	-	-
Class T	9,212	-	-
	$ 11,241	$ 57,075	$ 9

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	410,360	199,349	$ 3,714,054	$ 1,880,426
Shares redeemed	(305,138)	(196,936)	(2,661,289)	(1,810,462)
Net increase (decrease)	105,222	2,413	$ 1,052,765	$ 69,964
Class T
Shares sold	2,613,769	940,662	$ 24,703,757	$ 8,845,360
Shares redeemed	(1,528,542)	(485,117)	(13,328,710)	(4,507,999)
Net increase (decrease)	1,085,227	455,545	$ 11,375,047	$ 4,337,361
Class B
Shares sold	1,039,363	743,367	$ 9,429,444	$ 7,009,131
Shares redeemed	(622,805)	(318,009)	(5,333,567)	(2,915,541)
Net increase (decrease)	416,558	425,358	$ 4,095,877	$ 4,093,590
Class C
Shares sold	787,695	277,711	$ 7,200,713	$ 2,619,406
Shares redeemed	(636,111)	(169,123)	(5,590,408)	(1,581,786)
Net increase (decrease)	151,584	108,588	$ 1,610,305	$ 1,037,620
Institutional Class
Shares sold	149,176	58,409	$ 1,327,165	$ 517,650
Shares redeemed	(112,644)	(15,642)	(985,606)	(144,923)
Net increase (decrease)	36,532	42,767	$ 341,559	$ 372,727

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Fifty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Fifty Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Fifty Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Fifty (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Fifty. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

J. Fergus Shiel (45)

Year of Election or Appointment: 2002

Vice President of Advisor Fifty. Mr. Shiel is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Shiel managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2000

Secretary of Advisor Fifty. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Fifty. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Fifty. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2000 Assistant Treasurer of Advisor Fifty. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Fifty. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Fifty. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Fifty. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFIF-ANN-0103 336092
1.750683.102

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Fifty

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Fifty Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Fifty - Inst CL	11.89%	-5.90%
S&P 500®	-16.51%	-34.66%
Capital Appreciation Funds Average	-14.55%	n/a*
Multi-Cap Value Funds Average	-11.85%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500SM  Index (S&P 500®) - a market capitalization-weighted index of common stocks. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Fifty - Inst CL	11.89%	-2.62%
S&P 500	-16.51%	-16.96%
Capital Appreciation Funds Average	-14.55%	n/a*
Multi-Cap Value Funds Average	-11.85%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Fifty Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Fifty Fund - Institutional Class on August 16, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Fergus Shiel, Portfolio Manager of Fidelity Advisor Fifty Fund

Q. How did the fund perform, Fergus?

A. For the 12 months ending November 30, 2002, the fund's Institutional Class shares returned 11.89%. In comparison, the fund's benchmark, the Standard & Poor's 500 Index, fell 16.51% and the capital appreciation funds average as tracked by Lipper Inc. declined 14.55%.

Q. Why did the fund handily outperform its benchmarks?

A. When I began managing the fund in June, it was positioned very defensively with a highly concentrated exposure to gold and energy stocks, and about 30% of the fund's assets were in cash. This positioning served the fund well because the broader equity market performed poorly for most of the period and, consequently, investors bid up the prices of stocks in these defensive areas of the market. Taking a closer look, the fund's large overexposure to energy stocks made the biggest contribution to its strong performance, with energy services firms such as Grey Wolf and Apache helping the fund's collective energy positions appreciate nearly 11%. Comparatively, the combined energy stocks in the index fell more than 6%. Gold stocks also contributed significantly to the fund's relative performance, as large positions in Newmont Mining and Barrick Gold - two of the fund's three best performers - rose about 20%.

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Fund Talk: The Manager's Overview - continued

Q. Did you make any adjustments to the fund's positioning?

A. I was much more optimistic about the equity market's prospects than my predecessor, and I acted accordingly. As time progressed, I uncovered new opportunities and looked for attractive pricing points to acquire new positions. In some cases, such as the fund's large concentration of gold and energy stocks, there were some attractive holdings in the fund and I held on to them. However, I wasn't comfortable having two sectors - gold and energy - each represent more than 20% of the fund's assets, and therefore reduced our exposure to them. I also significantly reduced the fund's cash level.

Q. Where did you redeploy those assets?

A. I increased the fund's exposure to stocks that I felt were oversold, particularly within the areas of the industrial, financial, consumer discretionary, telecommunications and technology sectors that historically have performed well on expectations of an economic recovery. During the market's sell-off in September, this reallocation didn't appear to be a very timely move, and caused the fund to slightly underperform its index and lag its peer group average throughout that month. However, when the broader market rallied sharply in October and November, this strategy was instrumental in helping the portfolio handily outperform both of its benchmarks. This two-month performance was encouraging and indicative of how I hoped the fund would perform during a more positive investing climate.

Q. What other holdings performed well? Which disappointed?

A. I bought Xerox as a turnaround situation. I felt Xerox's new leaders were taking the necessary steps to restructure the company and that the stock was oversold. The market eventually agreed, because the stock rebounded nicely. Several well-capitalized financial companies, including FleetBoston Financial and Merrill Lynch, performed well due to a brighter outlook for the economy late in the period. Nextel Communications was up more than 100% after it alleviated concerns about its future by buying back a sizable portion of its outstanding debt at a discount. On the down side, weaker fundamentals in the tobacco industry hurt Philip Morris. Tenet Healthcare plummeted on allegations that it may have overbilled the government to treat Medicare patients. Weaker-than-expected consumer retail spending lowered the earnings of Best Buy, another detractor. Some stocks I've mentioned thus far were not held at the period end.

Q. What's your outlook?

A. I'm optimistic. We recently saw a positive twitch in the sluggish economy based on several factors. Spreads narrowed between government bonds and high-yield bonds, suggesting lenders were more willing to lend to corporate customers. Further, unemployment remained relatively stable, an expected wave of new corporate bankruptcies never materialized, and the hangover of corporate fraud and accounting scandals started to wear off. The economy may muddle along and grow at a slow pace, but I believe it's headed in the right direction for stocks.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares by investing mainly in equity securities, normally 50 to 60 stocks

Start date: August 16, 2000

Size: as of November 30, 2002, more than $56 million

Manager: Fergus Shiel, since June 2002; manager, Fidelity Advisor Dynamic Capital Appreciation, since 1998; joined Fidelity in 1989

3

Fergus Shiel on the importance of capital to
an economic recovery:

"During the past year, one of the stock market's brighter spots was consumer industries. These stocks generally held up well relative to the broader market because, by and large, banks and other institutions didn't curtail their consumer lending practices despite the sluggish economy. Consumers had access to capital via credit cards and home mortgage refinancings prompted by historically low interest rates. As a result of these cash portals, sales for several consumer industries - including automotive, restaurants and electronic gaming - were brisk and these groups performed relatively well.

"For corporations, though, capital has been scarce. Given the economic slowdown and its negative impact on corporate profitability, banks were far more reluctant to loan money to businesses, many of which were starved for it. Improving sentiment about the stock market should allow lenders to be more aggressive across the board. Amid the October/November stock market rally, for example, there was evidence of new lending, which I viewed as an encouraging sign that companies may soon have greater flexibility to expand their businesses."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
FleetBoston Financial Corp.	4.6	0.0
Nextel Communications, Inc. Class A	4.6	0.0
Merrill Lynch & Co., Inc.	4.5	0.0
Xerox Corp.	4.4	0.0
Philip Morris Companies, Inc.	4.3	1.3
RJ Reynolds Tobacco Holdings, Inc.	3.4	0.0
BJ Services Co.	3.3	2.4
J.P. Morgan Chase & Co.	3.2	0.0
Walt Disney Co.	2.9	0.0
Qwest Communications International, Inc.	2.9	0.0
	38.1
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.7	0.0
Information Technology	17.3	0.0
Consumer Discretionary	16.5	0.5
Energy	10.8	26.2
Consumer Staples	7.7	1.4
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 95.1%		Stocks 67.5%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 32.5%
* Foreign investments	4.9%	** Foreign investments	18.5%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 1.5%
General Motors Corp.	20,800	$ 825,760
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	23,600	551,060
Leisure Equipment & Products - 1.6%
Mattel, Inc.	43,700	901,094
Media - 7.1%
Charter Communications, Inc. Class A (a)	277,500	566,100
Cox Communications, Inc. Class A (a)	25,500	772,140
Liberty Media Corp. Class A (a)	97,600	1,030,656
Walt Disney Co.	82,700	1,639,114
		4,008,010
Specialty Retail - 5.3%
Bed Bath & Beyond, Inc. (a)	15,900	551,571
Carmax, Inc. (a)	11,000	216,700
Office Depot, Inc. (a)	59,800	1,059,058
PETsMART, Inc. (a)	36,761	678,240
Pier 1 Imports, Inc.	23,800	464,338
		2,969,907
TOTAL CONSUMER DISCRETIONARY		9,255,831
CONSUMER STAPLES - 7.7%
Tobacco - 7.7%
Philip Morris Companies, Inc.	63,380	2,390,694
RJ Reynolds Tobacco Holdings, Inc.	49,900	1,926,140
		4,316,834
ENERGY - 10.8%
Energy Equipment & Services - 10.8%
BJ Services Co. (a)	55,280	1,849,116
Grant Prideco, Inc. (a)	20,300	207,669
Grey Wolf, Inc. (a)	296,140	1,128,293
Nabors Industries Ltd. (a)	37,320	1,321,128
Rowan Companies, Inc.	21,700	462,210
Smith International, Inc. (a)	4,400	149,600
Transocean, Inc.	18,140	440,802
Weatherford International Ltd. (a)	12,980	523,613
		6,082,431
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 19.7%
Banks - 4.6%
FleetBoston Financial Corp.	95,400	$ 2,588,201
Diversified Financials - 12.5%
American Express Co.	35,100	1,366,443
Charles Schwab Corp.	112,800	1,301,712
J.P. Morgan Chase & Co.	71,000	1,787,070
Merrill Lynch & Co., Inc.	58,300	2,536,050
		6,991,275
Insurance - 2.6%
ACE Ltd.	19,900	678,590
Allstate Corp.	19,900	776,697
		1,455,287
TOTAL FINANCIALS		11,034,763
HEALTH CARE - 3.3%
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	32,800	869,200
Eli Lilly & Co.	8,900	607,870
Schering-Plough Corp.	17,600	398,816
		1,875,886
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	5,600	542,696
Commercial Services & Supplies - 1.6%
First Data Corp.	26,600	921,424
Industrial Conglomerates - 0.9%
Tyco International Ltd.	28,000	499,520
Machinery - 0.0%
AGCO Corp. (a)	200	4,828
Road & Rail - 2.0%
Norfolk Southern Corp.	57,100	1,126,583
Trading Companies & Distributors - 1.3%
W.W. Grainger, Inc.	13,400	720,652
TOTAL INDUSTRIALS		3,815,703
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 3.6%
Juniper Networks, Inc. (a)	65,000	633,100
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	116,800	$ 1,329,184
Nortel Networks Corp. (a)	35,300	68,850
		2,031,134
Office Electronics - 4.4%
Xerox Corp. (a)	285,400	2,488,688
Semiconductor Equipment & Products - 6.7%
Advanced Micro Devices, Inc. (a)	84,600	719,100
Applied Materials, Inc. (a)	27,500	468,875
Micron Technology, Inc. (a)	67,000	1,059,270
Texas Instruments, Inc.	73,800	1,484,118
		3,731,363
Software - 2.6%
BEA Systems, Inc. (a)	15,100	166,689
Reynolds & Reynolds Co. Class A	23,000	613,410
VERITAS Software Corp. (a)	36,800	669,024
		1,449,123
TOTAL INFORMATION TECHNOLOGY		9,700,308
MATERIALS - 5.5%
Metals & Mining - 5.5%
Echo Bay Mines Ltd. (a)	373,700	324,853
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	22,531	349,231
Goldcorp, Inc.	20,400	202,500
Harmony Gold Mining Co. Ltd. sponsored ADR	55,700	715,188
Newcrest Mining Ltd.	229,200	742,471
Newmont Mining Corp. Holding Co.	30,770	720,326
		3,054,569
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 2.9%
Qwest Communications International, Inc. (a)	338,200	1,636,888
Wireless Telecommunication Services - 4.6%
Nextel Communications, Inc. Class A (a)	185,600	2,552,000
TOTAL TELECOMMUNICATION SERVICES		4,188,888
TOTAL COMMON STOCKS (Cost $48,200,269)		53,325,213
Money Market Funds - 16.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.47% (b)	2,532,214	$ 2,532,214
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	6,451,700	6,451,700
TOTAL MONEY MARKET FUNDS (Cost $8,983,914)		8,983,914
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $57,184,183)		62,309,127
NET OTHER ASSETS - (11.1)%		(6,227,113)
NET ASSETS - 100%		$ 56,082,014
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $87,948,211 and $70,950,771, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,543 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $7,967,000 of which $346,000, $1,347,000 and $6,274,000 will expire on November 30, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $6,051,704) (cost $57,184,183) - See accompanying schedule		$ 62,309,127
Receivable for investments sold		1,399,111
Receivable for fund shares sold		302,721
Dividends receivable		60,815
Interest receivable		5,960
Other receivables		26,987
Total assets		64,104,721

Liabilities
Payable for investments purchased	$ 1,263,085
Payable for fund shares redeemed	205,905
Accrued management fee	25,419
Distribution fees payable	29,290
Other payables and accrued expenses	47,308
Collateral on securities loaned, at value	6,451,700
Total liabilities		8,022,707

Net Assets		$ 56,082,014
Net Assets consist of:
Paid in capital		$ 59,166,085
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,209,043)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,124,972
Net Assets		$ 56,082,014

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,941,694 ÷ 636,450 shares)	$ 9.34

Maximum offering price per share (100/94.25 of $9.34)	$ 9.91
Class T: Net Asset Value and redemption price per share ($24,691,297 ÷ 2,659,891 shares)	$ 9.28

Maximum offering price per share (100/96.50 of $9.28)	$ 9.62
Class B: Net Asset Value and offering price per share ($15,625,947 ÷ 1,699,319 shares) A	$ 9.20

Class C: Net Asset Value and offering price per share ($8,593,903 ÷ 935,376 shares) A	$ 9.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,229,173 ÷ 130,573 shares)	$ 9.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 642,042
Interest		139,113
Security lending		17,499
Total income		798,654

Expenses
Management fee	$ 268,763
Transfer agent fees	176,386
Distribution fees	330,843
Accounting and security lending fees	62,072
Non-interested trustees' compensation	159
Custodian fees and expenses	20,738
Registration fees	64,562
Audit	25,064
Legal	241
Miscellaneous	11,636
Total expenses before reductions	960,464
Expense reductions	(82,052)	878,412
Net investment income (loss)		(79,758)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(6,422,031)
Foreign currency transactions	38
Total net realized gain (loss)		(6,421,993)
Change in net unrealized appreciation (depreciation) on: Investment securities	8,528,521
Assets and liabilities in foreign currencies	(153)
Total change in net unrealized appreciation (depreciation)		8,528,368
Net gain (loss)		2,106,375
Net increase (decrease) in net assets resulting from operations		$ 2,026,617

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (79,758)	$ (212,109)
Net realized gain (loss)	(6,421,993)	(1,235,282)
Change in net unrealized appreciation (depreciation)	8,528,368	(1,655,600)
Net increase (decrease) in net assets resulting from operations	2,026,617	(3,102,991)
Share transactions - net increase (decrease)	18,475,553	9,911,262
Total increase (decrease) in net assets	20,502,170	6,808,271

Net Assets
Beginning of period	35,579,844	28,771,573
End of period	$ 56,082,014	$ 35,579,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.01
Net realized and unrealized gain (loss)	.94	(.52)	(1.10)
Total from investment operations	.96	(.53)	(1.09)
Net asset value, end of period	$ 9.34	$ 8.38	$ 8.91
Total Return B, C, D	11.46%	(5.95)%	(10.90)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.64%	1.78%	3.16% A
Expenses net of voluntary waivers, if any	1.61%	1.75%	1.75% A
Expenses net of all reductions	1.46%	1.74%	1.68% A
Net investment income (loss)	.26%	(.13)%	.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,942	$4,453	$ 4,712
Portfolio turnover rate	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	-	(.04)	-
Net realized and unrealized gain (loss)	.92	(.51)	(1.09)
Total from investment operations	.92	(.55)	(1.09)
Net asset value, end of period	$ 9.28	$ 8.36	$ 8.91
Total Return B, C, D	11.00%	(6.17)%	(10.90)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.93%	2.10%	3.41% A
Expenses net of voluntary waivers, if any	1.90%	2.00%	2.00% A
Expenses net of all reductions	1.75%	1.99%	1.93% A
Net investment income (loss)	(.03)%	(.38)%	.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,691	$ 13,163	$ 9,967
Portfolio turnover rate	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 8.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.93	(.51)	(1.09)
Total from investment operations	.89	(.59)	(1.10)
Net asset value, end of period	$ 9.20	$ 8.31	$ 8.90
Total Return B, C, D	10.71%	(6.63)%	(11.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.35%	2.56%	3.96% A
Expenses net of voluntary waivers, if any	2.32%	2.50%	2.50% A
Expenses net of all reductions	2.18%	2.49%	2.43% A
Net investment income (loss)	(.45)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,626	$ 10,664	$ 7,630
Portfolio turnover rate	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 8.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.93	(.51)	(1.10)
Total from investment operations	.89	(.59)	(1.11)
Net asset value, end of period	$ 9.19	$ 8.30	$ 8.89
Total Return B, C, D	10.72%	(6.64)%	(11.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.32%	2.51%	3.89% A
Expenses net of voluntary waivers, if any	2.30%	2.50%	2.50% A
Expenses net of all reductions	2.15%	2.49%	2.43% A
Net investment income (loss)	(.43)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,594	$ 6,508	$ 6,005
Portfolio turnover rate	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 8.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.01	.02
Net realized and unrealized gain (loss)	.93	(.52)	(1.10)
Total from investment operations	1.00	(.51)	(1.08)
Net asset value, end of period	$ 9.41	$ 8.41	$ 8.92
Total Return B,C	11.89%	(5.72)%	(10.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.15%	1.54%	3.11% A
Expenses net of voluntary waivers, if any	1.15%	1.50%	1.50% A
Expenses net of all reductions	1.01%	1.49%	1.43% A
Net investment income (loss)	.72%	.12%	.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,229	$ 791	$ 457
Portfolio turnover rate	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 7,520,831	|
Unrealized depreciation	(2,637,792)
Net unrealized appreciation (depreciation)	4,883,039
Capital loss carryforward	(7,967,109)
Total Distributable earnings	$ (3,084,070)
Cost for federal income tax purposes	$ 57,426,088

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.04%	.25%	$ 13,955	$ -	$ 2,029
Class T	.30%	.25%	107,328	-	9,212
Class B	.75%	.25%	132,290	99,217	-
Class C	.75%	.25%	77,270	14,518	-
			$ 330,843	$ 113,735	$ 11,241

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 30,459	$ 9,332
Class T	59,601	16,433
Class B*	50,137	50,137
Class C*	4,040	4,040
	$ 144,237	$ 79,942

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 17,496.37
Class T	80,962.41
Class B	49,613.37
Class C	26,873.35
Institutional Class	1,442.18
	$ 176,386

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $117,376 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75% - *1.50%	$ 1,237
Class T	2.00% - *1.75%	6,861
Class B	2.50% - *2.25%	3,689
Class C	2.50% - *2.25%	1,940
Institutional Class	1.50% - *1.25%	-
		$ 13,727

* Expense Limitation in effect at period-end

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result

Annual Report

7. Expense Reductions - continued

of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 57,075	$ 9
Class A	2,029	-	-
Class T	9,212	-	-
	$ 11,241	$ 57,075	$ 9

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	410,360	199,349	$ 3,714,054	$ 1,880,426
Shares redeemed	(305,138)	(196,936)	(2,661,289)	(1,810,462)
Net increase (decrease)	105,222	2,413	$ 1,052,765	$ 69,964
Class T
Shares sold	2,613,769	940,662	$ 24,703,757	$ 8,845,360
Shares redeemed	(1,528,542)	(485,117)	(13,328,710)	(4,507,999)
Net increase (decrease)	1,085,227	455,545	$ 11,375,047	$ 4,337,361
Class B
Shares sold	1,039,363	743,367	$ 9,429,444	$ 7,009,131
Shares redeemed	(622,805)	(318,009)	(5,333,567)	(2,915,541)
Net increase (decrease)	416,558	425,358	$ 4,095,877	$ 4,093,590
Class C
Shares sold	787,695	277,711	$ 7,200,713	$ 2,619,406
Shares redeemed	(636,111)	(169,123)	(5,590,408)	(1,581,786)
Net increase (decrease)	151,584	108,588	$ 1,610,305	$ 1,037,620
Institutional Class
Shares sold	149,176	58,409	$ 1,327,165	$ 517,650
Shares redeemed	(112,644)	(15,642)	(985,606)	(144,923)
Net increase (decrease)	36,532	42,767	$ 341,559	$ 372,727

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Fifty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Fifty Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Fifty Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Fifty (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Fifty. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

J. Fergus Shiel (45)

Year of Election or Appointment: 2002

Vice President of Advisor Fifty. Mr. Shiel is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Shiel managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2000

Secretary of Advisor Fifty. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Fifty. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Fifty. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2000 Assistant Treasurer of Advisor Fifty. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Fifty. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Fifty. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Fifty. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIFI-ANN-0103 336093
1.750684.102

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Growth & Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Growth & Income - CL A	-13.24%	13.30%	41.66%
Fidelity Adv Growth & Income - CL A (incl. 5.75% sales charge)	-18.23%	6.78%	33.52%
S&P 500 ®	-16.51%	4.94%	37.58%
Growth & Income Funds Average	-14.98%	3.70%	n/a *
Large-Cap Core Funds Average	-18.15%	-1.99%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL A	-13.24%	2.53%	6.06%
Fidelity Adv Growth & Income - CL A (incl. 5.75% sales charge)	-18.23%	1.32%	5.01%
S&P 500	-16.51%	0.97%	5.54%
Growth & Income Funds Average	-14.98%	0.49%	n/a *
Large-Cap Core Funds Average	-18.15%	-0.57%	n/a *

* Not available

Annual Report

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Growth & Income Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Growth & Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL T	-13.45%	12.04%	39.86%
Fidelity Adv Growth & Income - CL T (incl. 3.50% sales charge)	-16.48%	8.12%	34.97%
S&P 500	-16.51%	4.94%	37.58%
Growth & Income Funds Average	-14.98%	3.70%	n/a*
Large-Cap Core Funds Average	-18.15%	-1.99%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL T	-13.45%	2.30%	5.83%
Fidelity Adv Growth & Income - CL T (incl. 3.50% sales charge)	-16.48%	1.57%	5.20%
S&P 500	-16.51%	0.97%	5.54%
Growth & Income Funds Average	-14.98%	0.49%	n/a *
Large-Cap Core Funds Average	-18.15%	-0.57%	n/a *

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Growth & Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past one year, five year and life of fund total return figures are 5%, 2% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL B	-13.92%	9.16%	35.60%
Fidelity Adv Growth & Income - CL B (incl. contingent deferred sales charge)	-18.22%	7.16%	34.60%
S&P 500	-16.51%	4.94%	37.58%
Growth & Income Funds Average	-14.98%	3.70%	n/a *
Large-Cap Core Funds Average	-18.15%	-1.99%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL B	-13.92%	1.77%	5.28%
Fidelity Adv Growth & Income - CL B (incl. contingent deferred sales charge)	-18.22%	1.39%	5.15%
S&P 500	-16.51%	0.97%	5.54%
Growth & Income Funds Average	-14.98%	0.49%	n/a *
Large-Cap Core Funds Average	-18.15%	-0.57%	n/a *

* Not available

Annual Report

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class B on December 31, 1996, when the fund started. The chart shows how the value of your investment would have grown, including the effect of the applicable contingent deferred sales charge, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Growth & Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Class C's contingent deferred sales charges included in the past one year, five years and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL C	-13.84%	9.14%	35.57%
Fidelity Adv Growth & Income - CL C (incl. contingent deferred sales charge)	-14.71%	9.14%	35.57%
S&P 500	-16.51%	4.94%	37.58%
Growth & Income Funds Average	-14.98%	3.70%	n/a *
Large-Cap Core Funds Average	-18.15%	-1.99%	n/a *

* Not available

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - CL C	-13.84%	1.77%	5.28%
Fidelity Adv Growth & Income - CL C (incl. contingent deferred sales charge)	-14.71%	1.77%	5.28%
S&P 500	-16.51%	0.97%	5.54%
Growth & Income Funds Average	-14.98%	0.49%	n/a *
Large-Cap Core Funds Average	-18.15%	-0.57%	n/a *

* Not available

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class C on December 31, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Louis Salemy, Portfolio Manager of Fidelity Advisor Growth & Income Fund

Q. How did the fund perform, Louis?

A. For the one-year period that ended November 30, 2002, the fund's Class A, Class T, Class B and Class C shares fell 13.24%, 13.45%, 13.92% and 13.84%, respectively. In comparison, the Standard & Poor's 500 Index was off 16.51% and the Lipper Inc. growth & income funds average was -14.98%.

Q. How did the fund beat its benchmarks in a difficult market?

A. It was more about missing a lot of the disasters than it was hitting home runs. To begin with, we had very little exposure to the downturn in technology stocks, which helped a lot. I sharply reduced the fund's tech weighting after taking over the fund in February and never looked back. To me, the earnings expectations and valuations of tech firms were still too high, given a backdrop of weak capital spending and no major breakthrough technologies, such as the Internet, to drive another growth wave. Shying away from such prominent hardware names as Intel, Sun Microsystems and Texas Instruments gave us a boost versus the index, as did overweighting Microsoft, which benefited as one of the few large-cap tech companies whose earnings didn't tank. Also key was avoiding other groups plagued by overcapacity, such as utilities, as well as owning the right telecommunication services stocks - namely wireless provider Nextel.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What other strategies were helpful to performance?

A. It was tough finding many solid companies that were attractively priced and had good sustainable earnings growth. That said, I held more-concentrated positions in a mix of both cyclical and stable-growth stocks that I felt could help us do well in any economic environment. In addition, I maintained an above-average weighting in cash, which helped shelter us somewhat from falling equity markets. On the cyclical side, I avoided poor-performing traditional value names and instead used price declines to become more aggressive in such brokerage houses as Morgan Stanley and Merrill Lynch, which stood to benefit from an economic recovery. While we were early with these stocks, as capital markets activity remained weak, they still held up relatively well due to improved profit margins and earnings power. One part of my cyclical strategy that hurt us, however, was the fund's bet on regional Bell operating company BellSouth, which suffered despite the solid management of its business during the economic downturn.

Q. How did the fund's stable-growth stocks perform?

A. This part of the fund worked well. We benefited in consumer discretionary by owning good growth stories in media and retailing, including Omnicom Group and Kohl's, respectively. Raising exposure to quality consumer staples also paid off, as did our emphasis on some defensive financials.

Q. What moves disappointed?

A. While we missed the period's biggest blowup, WorldCom, we did own a couple of stocks that suffered from corporate scandals and credit-quality downgrades, namely Tyco International and Adelphia Communications - both of which I've since sold. Weak security selection in health care also detracted. Our holdings in biotechnology firm Amgen more than offset what we gained from underweighting the pharmaceutical and biotech industries, which struggled due to numerous disappointments with high-profile drugs. While I was concerned about the growth outlook for drug stocks, the same was true for regional banks. However, not having enough banks in the portfolio hurt, as the group benefited from lower interest rates and better credit-risk management. Finally, Home Depot was a big detractor on the retailing front.

Q. What's your outlook?

A. I'm still cautious, as valuations in several industries are now less attractive following the recent run-up in the market. The ability of many companies - particularly within technology and health care - to grow their earnings going forward also remains a challenge. Paralysis in the capital markets has cast a pall over the entire economy, making it difficult for many firms to refinance and pay down debt, or even fund their businesses. We'll need to see some improvement here before the economy can begin growing again. Until then, I'll try to manage the fund for any environment through a balance of growth cyclicals and "Steady Eddies" that I feel can consistently increase their earnings power over time.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of November 30, 2002, more than $1.5 billion

Manager: Louis Salemy, since 2002; manager, Fidelity Advisor Balanced Fund, since 2002; joined Fidelity in 1992

3

Louis Salemy reviews his investment approach:

"I try to add value through bottom-up stock selection, focusing on companies with sustainable long-term growth rates. I do my homework to find solid companies driven by improving fundamentals and positive catalysts - such as new products, acquisitions or restructurings - whose prospects aren't fully appreciated by the market. I visit the companies I'm interested in, run earnings models on them and look closely at their balance sheets before I invest. I tend to run a concentrated portfolio, holding larger positions in names I consider my best investment ideas.

"Generally, I look for companies that generate excess cash flow and are not reliant on the capital markets to fund their growth. That means I favor companies that are self-funding, or those that don't have to borrow money externally to help them grow. I'm also drawn to companies I believe can generate unit growth in all types of economic environments, a factor that should lead to improved price-to-earnings (P/E) expansion over time. In addition, I like firms that generate predictable earnings, and I try to avoid those whose earnings are extremely cyclical. Finally, while I consider my horizon fairly long term, I know that even if a company's outlook is strong, its prospects can change daily or weekly."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Morgan Stanley	5.4	4.3
Omnicom Group, Inc.	5.1	2.9
Gillette Co.	5.1	4.4
Merrill Lynch & Co., Inc.	4.9	2.2
BellSouth Corp.	4.4	3.2
Microsoft Corp.	4.1	4.2
Wells Fargo & Co.	3.9	1.3
Wal-Mart Stores, Inc.	3.7	3.0
General Electric Co.	3.2	3.1
Freddie Mac	3.1	3.6
	42.9
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	17.1
Consumer Discretionary	19.7	16.4
Consumer Staples	11.4	14.2
Telecommunication Services	9.4	6.8
Industrials	7.2	7.5
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 83.9%		Stocks and Equity Futures 83.2%
	Bonds 1.3%		Bonds 1.6%
	Short-Term Investments and Net Other Assets 14.8%		Short-Term Investments and Net Other Assets 15.2%
* Foreign investments	0.8%	** Foreign investments	0.2%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 83.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.7%
Media - 10.9%
AOL Time Warner, Inc. (a)	6	$ 0
Comcast Corp. Class A (special) (a)	509,700	11,621
E.W. Scripps Co. Class A	311,500	24,696
EchoStar Communications Corp. Class A (a)	1,743,255	35,580
Omnicom Group, Inc.	1,185,300	80,660
Pegasus Communications Corp. Class A (a)	811,400	974
Walt Disney Co.	853,400	16,914
Washington Post Co. Class B	100	72
		170,517
Multiline Retail - 6.1%
Kohl's Corp. (a)	539,800	36,976
Wal-Mart Stores, Inc.	1,085,200	58,774
		95,750
Specialty Retail - 1.9%
Hollywood Entertainment Corp. (a)	841,100	15,804
Home Depot, Inc.	552,259	14,591
		30,395
Textiles Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	382,100	12,304
TOTAL CONSUMER DISCRETIONARY		308,966
CONSUMER STAPLES - 11.4%
Beverages - 1.0%
The Coca-Cola Co.	350,800	16,011
Food & Drug Retailing - 0.9%
Walgreen Co.	484,700	13,955
Food Products - 1.1%
McCormick & Co., Inc. (non-vtg.)	561,700	13,363
Unilever PLC sponsored ADR	116,100	4,123
		17,486
Household Products - 2.4%
Colgate-Palmolive Co.	371,300	19,081
Kimberly-Clark Corp.	360,400	18,135
		37,216
Personal Products - 5.1%
Gillette Co.	2,619,400	79,420
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.9%
Philip Morris Companies, Inc.	387,400	$ 14,613
TOTAL CONSUMER STAPLES		178,701
ENERGY - 2.7%
Oil & Gas - 2.7%
Exxon Mobil Corp.	1,217,506	42,369
FINANCIALS - 23.8%
Banks - 4.6%
Bank One Corp.	274,100	10,824
Wells Fargo & Co.	1,332,300	61,566
		72,390
Diversified Financials - 15.5%
Fannie Mae	395,300	24,924
Freddie Mac	857,300	49,415
Goldman Sachs Group, Inc.	99,800	7,871
Merrill Lynch & Co., Inc.	1,789,800	77,856
Morgan Stanley	1,864,500	84,350
		244,416
Insurance - 3.7%
Allstate Corp.	364,300	14,219
American International Group, Inc.	540,130	35,189
PartnerRe Ltd.	166,600	8,428
		57,836
TOTAL FINANCIALS		374,642
HEALTH CARE - 5.6%
Biotechnology - 1.5%
Amgen, Inc. (a)	508,200	23,987
Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.	288,600	13,492
Pharmaceuticals - 3.2%
Allergan, Inc.	194,600	11,441
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	170,428	$ 4,516
Pfizer, Inc.	1,073,050	33,844
		49,801
TOTAL HEALTH CARE		87,280
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	175,300	9,151
Northrop Grumman Corp.	124,700	12,085
United Technologies Corp.	91,800	5,735
		26,971
Airlines - 0.3%
Southwest Airlines Co.	270,900	4,497
Building Products - 0.6%
American Standard Companies, Inc. (a)	123,200	9,176
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	105,900	6,824
First Data Corp.	444,300	15,391
		22,215
Industrial Conglomerates - 3.2%
General Electric Co.	1,870,100	50,680
TOTAL INDUSTRIALS		113,539
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	1,404,900	20,961
Software - 4.1%
Microsoft Corp. (a)	1,114,800	64,458
TOTAL INFORMATION TECHNOLOGY		85,419
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	3,600	212
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 7.2%
BellSouth Corp.	2,498,900	$ 69,469
SBC Communications, Inc.	645,100	18,385
TeraBeam Networks (c)	8,400	2
Verizon Communications, Inc.	598,800	25,078
		112,934
Wireless Telecommunication Services - 0.9%
Nextel Communications, Inc. Class A (a)	1,027,810	14,132
TOTAL TELECOMMUNICATION SERVICES		127,066
TOTAL COMMON STOCKS (Cost $1,363,095)		1,318,194
Nonconvertible Bonds - 1.3%
		Principal Amount (000s) (d)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 7.45% 11/29/03	GBP	36	11
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
Nextel Communications, Inc.:
9.375% 11/15/09		13,090	12,108
9.5% 2/1/11		9,840	9,053
			21,161
TOTAL NONCONVERTIBLE BONDS (Cost $14,329)			21,172
Money Market Funds - 15.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.47% (b) (Cost $237,870)	237,870,312	$ 237,870
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,615,294)		1,577,236
NET OTHER ASSETS - (0.3)%		(5,168)
NET ASSETS - 100%		$ 1,572,068
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 32
(d) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,488,390,000 and $1,918,704,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $109,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0% of net assets.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $334,401,000 of which $13,634,000, $11,476,000, $18,763,000, $216,912,000 and $73,616,000 will expire on November 30, 2006, 2007, 2008, 2009 and 2010, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $21,604,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	November 30, 2002

Assets
Investment in securities, at value (cost $1,615,294) - See accompanying schedule		$ 1,577,236
Receivable for fund shares sold		1,633
Dividends receivable		1,611
Interest receivable		661
Other receivables		14
Total assets		1,581,155

Liabilities
Payable for investments purchased	$ 2,767
Payable for fund shares redeemed	4,634
Accrued management fee	626
Distribution fees payable	807
Other payables and accrued expenses	253
Total liabilities		9,087

Net Assets		$ 1,572,068
Net Assets consist of:
Paid in capital		$ 1,965,100
Undistributed net investment income		4,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(359,560)
Net unrealized appreciation (depreciation) on investments		(38,058)
Net Assets		$ 1,572,068

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($120,500 ÷ 8,711 shares)	$ 13.83

Maximum offering price per share (100/94.25 of $13.83)	$ 14.67
Class T: Net Asset Value and redemption price per share ($787,772 ÷ 57,468 shares)	$ 13.71

Maximum offering price per share (100/96.50 of $13.71)	$ 14.21
Class B: Net Asset Value and offering price per share ($365,389 ÷ 27,340 shares)A	$ 13.36

Class C: Net Asset Value and offering price per share ($194,168 ÷ 14,515 shares)A	$ 13.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($104,239 ÷ 7,466 shares)	$ 13.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 21,451
Interest		9,372
Security lending		14
Total income		30,837

Expenses
Management fee	$ 8,882
Transfer agent fees	5,316
Distribution fees	11,873
Accounting and security lending fees	399
Non-interested trustees' compensation	7
Custodian fees and expenses	25
Registration fees	79
Audit	36
Legal	14
Miscellaneous	335
Total expenses before reductions	26,966
Expense reductions	(719)	26,247
Net investment income (loss)		4,590
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(36,082)
Foreign currency transactions	10
Futures contracts	(24,724)
Total net realized gain (loss)		(60,796)
Change in net unrealized appreciation (depreciation) on: Investment securities	(224,900)
Assets and liabilities in foreign currencies	4
Futures contracts	(5,578)
Total change in net unrealized appreciation (depreciation)		(230,474)
Net gain (loss)		(291,270)
Net increase (decrease) in net assets resulting from operations		$ (286,680)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,590	$ 57
Net realized gain (loss)	(60,796)	(192,668)
Change in net unrealized appreciation (depreciation)	(230,474)	(59,940)
Net increase (decrease) in net assets resulting from operations	(286,680)	(252,551)
Distributions to shareholders from net investment income	(287)	-
Share transactions - net increase (decrease)	(279,356)	(192,739)
Total increase (decrease) in net assets	(566,323)	(445,290)

Net Assets
Beginning of period	2,138,391	2,583,681
End of period (including undistributed net investment income of $4,586 and undistributed net investment income of $274, respectively)	$ 1,572,068	$ 2,138,391

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.94	$ 17.57	$ 18.40	$ 15.09	$ 12.47
Income from Investment Operations
Net investment income (loss) C	.09 E	.06	.02	.04	.06
Net realized and unrealized gain (loss)	(2.20) E	(1.69)	(.85)	3.32	2.79
Total from investment operations	(2.11)	(1.63)	(.83)	3.36	2.85
Distributions from net investment income	-	-	-	(.01)	(.05)
Distributions in excess of net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.18)
Distributions from capital	-	-	-	(.03)	-
Total distributions	-	-	-	(.05)	(.23)
Net asset value, end of period	$ 13.83	$ 15.94	$ 17.57	$ 18.40	$ 15.09
Total Return A,B	(13.24)%	(9.28)%	(4.51)%	22.31%	23.24%
Ratios to Average Net Assets D
Expenses before expense reductions	1.10%	1.03%	.99%	1.04%	1.12%
Expenses net of voluntary waivers, if any	1.10%	1.03%	.99%	1.04%	1.12%
Expenses net of all reductions	1.06%	1.00%	.98%	1.03%	1.11%
Net investment income (loss)	.62% E	.39%	.09%	.22%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 121	$ 166	$ 180	$ 120	$ 35
Portfolio turnover rate	93%	67%	97%	55%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .53%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 17.50	$ 18.37	$ 15.07	$ 12.46
Income from Investment Operations
Net investment income (loss) C	.06 E	.03	(.03)	-	.04
Net realized and unrealized gain (loss)	(2.19) E	(1.69)	(.84)	3.32	2.78
Total from investment operations	(2.13)	(1.66)	(.87)	3.32	2.82
Distributions from net investment income	-	-	-	(.01)	(.03)
Distributions from net realized gain	-	-	-	-	(.18)
Distributions from capital	-	-	-	(.01)	-
Total distributions	-	-	-	(.02)	(.21)
Net asset value, end of period	$ 13.71	$ 15.84	$ 17.50	$ 18.37	$ 15.07
Total Return A,B	(13.45)%	(9.49)%	(4.74)%	22.05%	23.00%
Ratios to Average Net Assets D
Expenses before expense reductions	1.33%	1.26%	1.23%	1.27%	1.31%
Expenses net of voluntary waivers, if any	1.33%	1.26%	1.23%	1.27%	1.31%
Expenses net of all reductions	1.29%	1.24%	1.21%	1.25%	1.30%
Net investment income (loss)	.39% E	.16%	(.14)%	-%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 788	$ 1,070	$ 1,278	$ 999	$ 400
Portfolio turnover rate	93%	67%	97%	55%	54%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .30%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 17.24	$ 18.19	$ 14.98	$ 12.41
Income from Investment Operations
Net investment income (loss) C	(.02) E	(.06)	(.13)	(.09)	(.03)
Net realized and unrealized gain (loss)	(2.14) E	(1.66)	(.82)	3.30	2.77
Total from investment operations	(2.16)	(1.72)	(.95)	3.21	2.74
Distributions from net investment income	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(.17)
Total distributions	-	-	-	-	(.17)
Net asset value, end of period	$ 13.36	$ 15.52	$ 17.24	$ 18.19	$ 14.98
Total Return A,B	(13.92)%	(9.98)%	(5.22)%	21.43%	22.39%
Ratios to Average Net Assets D
Expenses before expense reductions	1.85%	1.78%	1.75%	1.78%	1.83%
Expenses net of voluntary waivers, if any	1.85%	1.78%	1.75%	1.78%	1.83%
Expenses net of all reductions	1.81%	1.76%	1.73%	1.76%	1.82%
Net investment income (loss)	(.13)% E	(.37)%	(.66)%	(.51)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 365	$ 523	$ 641	$ 508	$ 158
Portfolio turnover rate	93%	67%	97%	55%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.22)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 17.24	$ 18.19	$ 14.98	$ 12.45
Income from Investment Operations
Net investment income (loss) C	(.01) E	(.05)	(.12)	(.08)	(.04)
Net realized and unrealized gain (loss)	(2.14) E	(1.66)	(.83)	3.29	2.76
Total from investment operations	(2.15)	(1.71)	(.95)	3.21	2.72
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	(.18)
Total distributions	-	-	-	-	(.19)
Net asset value, end of period	$ 13.38	$ 15.53	$ 17.24	$ 18.19	$ 14.98
Total Return A,B	(13.84)%	(9.92)%	(5.22)%	21.43%	22.20%
Ratios to Average Net Assets D
Expenses before expense reductions	1.82%	1.75%	1.72%	1.76%	1.87%
Expenses net of voluntary waivers, if any	1.82%	1.75%	1.72%	1.76%	1.87%
Expenses net of all reductions	1.78%	1.73%	1.71%	1.75%	1.85%
Net investment income (loss)	(.10)% E	(.33)%	(.64)%	(.50)%	(.27)%
Supplemental Data
Net assets, end of period (in millions)	$ 194	$ 281	$ 365	$ 253	$ 60
Portfolio turnover rate	93%	67%	97%	55%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.19)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.08	$ 17.66	$ 18.44	$ 15.10	$ 12.47
Income from Investment Operations
Net investment income (loss) B	.14 D	.12	.08	.09	.11
Net realized and unrealized gain (loss)	(2.21) D	(1.70)	(.86)	3.33	2.79
Total from investment operations	(2.07)	(1.58)	(.78)	3.42	2.90
Distributions from net investment income	(.05)	-	-	(.01)	(.09)
Distributions in excess of net investment income	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	(.18)
Distributions from capital	-	-	-	(.05)	-
Total distributions	(.05)	-	-	(.08)	(.27)
Net asset value, end of period	$ 13.96	$ 16.08	$ 17.66	$ 18.44	$ 15.10
Total Return A	(12.95)%	(8.95)%	(4.23)%	22.71%	23.69%
Ratios to Average Net Assets C
Expenses before expense reductions	.73%	.69%	.69%	.74%	.76%
Expenses net of voluntary waivers, if any	.73%	.69%	.69%	.74%	.76%
Expenses net of all reductions	.69%	.67%	.68%	.72%	.75%
Net investment income (loss)	.98% D	.72%	.39%	.53%	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 104	$ 98	$ 118	$ 131	$ 97
Portfolio turnover rate	93%	67%	97%	55%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .89%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 95,966	|
Unrealized depreciation	(136,692)
Net unrealized appreciation (depreciation)	(40,726)
Undistributed ordinary income	3,699
Capital loss carryforward	(334,401)
Total Distributable earnings	$ (371,428)
Cost for federal income tax purposes	$ 1,617,962

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 287	|

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $10 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $1,535; decrease net unrealized appreciation/ depreciation by $887; and decrease net realized gain (loss) by $648. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .48% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 370	$ 1	$ 16
Class T	.26%	.25%	4,720	48	99
Class B	.75%	.25%	4,417	3,314	-
Class C	.75%	.25%	2,366	148	-
			$ 11,873	$ 3,511	$ 115

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 189	$ 57
Class T	317	65
Class B*	1,686	1,686
Class C*	21	21
	$ 2,213	$ 1,829

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 429.30
Class T	2,637.29
Class B	1,378.31
Class C	669.28
Institutional Class	203.20
	$ 5,316

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,578 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 604
Class A	16	-
Class T	99	-
	$ 115	$ 604

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Institutional Class	$ 287	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	2,093	3,086	$ 31,021	$ 51,523
Shares redeemed	(3,765)	(2,953)	(54,705)	(48,405)
Net increase (decrease)	(1,672)	133	$ (23,684)	$ 3,118
Class T
Shares sold	12,943	21,405	$ 189,408	$ 355,804
Shares redeemed	(23,065)	(26,873)	(330,455)	(440,490)
Net increase (decrease)	(10,122)	(5,468)	$ (141,047)	$ (84,686)
Class B
Shares sold	2,678	4,576	$ 38,436	$ 75,396
Shares redeemed	(9,067)	(8,061)	(125,194)	(128,477)
Net increase (decrease)	(6,389)	(3,485)	$ (86,758)	$ (53,081)
Class C
Shares sold	2,471	3,673	$ 35,760	$ 60,477
Shares redeemed	(6,067)	(6,745)	(84,646)	(108,573)
Net increase (decrease)	(3,596)	(3,072)	$ (48,886)	$ (48,096)
Institutional Class
Shares sold	3,545	1,296	$ 52,211	$ 21,444
Reinvestment of distributions	14	-	233	-
Shares redeemed	(2,180)	(1,912)	(31,425)	(31,438)
Net increase (decrease)	1,379	(616)	$ 21,019	$ (9,994)

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Growth & Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Growth & Income Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Growth & Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW, Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2001

Vice President of Advisor Growth & Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Louis Salemy (40)

Year of Election or Appointment: 2002

Vice President of Advisor Growth & Income. Mr. Salemy is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Salemy managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Growth & Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Growth & Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Growth & Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Advisor Growth & Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Growth & Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Growth & Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Growth & Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAI-ANN-0103 335489
1.539472.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Growth & Income

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Growth & Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Growth & Income - Inst CL	-12.95%	15.22%	44.33%
S&P 500 ®	-16.51%	4.94%	37.58%
Growth & Income Funds Average	-14.98%	3.70%	n/a*
Large-Cap Core Funds Average	-18.15%	-1.99%	n/a*

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization.These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Growth & Income - Inst CL	-12.95%	2.87%	6.40%
S&P 500	-16.51%	0.97%	5.54%
Growth & Income Funds Average	-14.98%	0.49%	n/a*
Large-Cap Core Funds Average	-18.15%	-0.57%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Growth & Income Fund - Institutional Class on December 31, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Louis Salemy, Portfolio Manager of Fidelity Advisor Growth & Income Fund

Q. How did the fund perform, Louis?

A. For the one-year period that ended November 30, 2002, the fund's Institutional Class shares fell 12.95%. In comparison, the Standard & Poor's 500 Index was off 16.51% and the Lipper Inc. growth & income funds average was -14.98%.

Q. How did the fund beat its benchmarks in a difficult market?

A. It was more about missing a lot of the disasters than it was hitting home runs. To begin with, we had very little exposure to the downturn in technology stocks, which helped a lot. I sharply reduced the fund's tech weighting after taking over the fund in February and never looked back. To me, the earnings expectations and valuations of tech firms were still too high, given a backdrop of weak capital spending and no major breakthrough technologies, such as the Internet, to drive another growth wave. Shying away from such prominent hardware names as Intel, Sun Microsystems and Texas Instruments gave us a boost versus the index, as did overweighting Microsoft, which benefited as one of the few large-cap tech companies whose earnings didn't tank. Also key was avoiding other groups plagued by overcapacity, such as utilities, as well as owning the right telecommunication services stocks - namely wireless provider Nextel.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What other strategies were helpful to performance?

A. It was tough finding many solid companies that were attractively priced and had good sustainable earnings growth. That said, I held more-concentrated positions in a mix of both cyclical and stable-growth stocks that I felt could help us do well in any economic environment. In addition, I maintained an above-average weighting in cash, which helped shelter us somewhat from falling equity markets. On the cyclical side, I avoided poor-performing traditional value names and instead used price declines to become more aggressive in such brokerage houses as Morgan Stanley and Merrill Lynch, which stood to benefit from an economic recovery. While we were early with these stocks, as capital markets activity remained weak, they still held up relatively well due to improved profit margins and earnings power. One part of my cyclical strategy that hurt us, however, was the fund's bet on regional Bell operating company BellSouth, which suffered despite the solid management of its business during the economic downturn.

Q. How did the fund's stable-growth stocks perform?

A. This part of the fund worked well. We benefited in consumer discretionary by owning good growth stories in media and retailing, including Omnicom Group and Kohl's, respectively. Raising exposure to quality consumer staples also paid off, as did our emphasis on some defensive financials.

Q. What moves disappointed?

A. While we missed the period's biggest blowup, WorldCom, we did own a couple of stocks that suffered from corporate scandals and credit-quality downgrades, namely Tyco International and Adelphia Communications - both of which I've since sold. Weak security selection in health care also detracted. Our holdings in biotechnology firm Amgen more than offset what we gained from underweighting the pharmaceutical and biotech industries, which struggled due to numerous disappointments with high-profile drugs. While I was concerned about the growth outlook for drug stocks, the same was true for regional banks. However, not having enough banks in the portfolio hurt, as the group benefited from lower interest rates and better credit-risk management. Finally, Home Depot was a big detractor on the retailing front.

Q. What's your outlook?

A. I'm still cautious, as valuations in several industries are now less attractive following the recent run-up in the market. The ability of many companies - particularly within technology and health care - to grow their earnings going forward also remains a challenge. Paralysis in the capital markets has cast a pall over the entire economy, making it difficult for many firms to refinance and pay down debt, or even fund their businesses. We'll need to see some improvement here before the economy can begin growing again. Until then, I'll try to manage the fund for any environment through a balance of growth cyclicals and "Steady Eddies" that I feel can consistently increase their earnings power over time.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of November 30, 2002, more than $1.5 billion

Manager: Louis Salemy, since 2002; manager, Fidelity Advisor Balanced Fund, since 2002; joined Fidelity in 1992

3

Louis Salemy reviews his investment approach:

"I try to add value through bottom-up stock selection, focusing on companies with sustainable long-term growth rates. I do my homework to find solid companies driven by improving fundamentals and positive catalysts - such as new products, acquisitions or restructurings - whose prospects aren't fully appreciated by the market. I visit the companies I'm interested in, run earnings models on them and look closely at their balance sheets before I invest. I tend to run a concentrated portfolio, holding larger positions in names I consider my best investment ideas.

"Generally, I look for companies that generate excess cash flow and are not reliant on the capital markets to fund their growth. That means I favor companies that are self-funding, or those that don't have to borrow money externally to help them grow. I'm also drawn to companies I believe can generate unit growth in all types of economic environments, a factor that should lead to improved price-to-earnings (P/E) expansion over time. In addition, I like firms that generate predictable earnings, and I try to avoid those whose earnings are extremely cyclical. Finally, while I consider my horizon fairly long term, I know that even if a company's outlook is strong, its prospects can change daily or weekly."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Morgan Stanley	5.4	4.3
Omnicom Group, Inc.	5.1	2.9
Gillette Co.	5.1	4.4
Merrill Lynch & Co., Inc.	4.9	2.2
BellSouth Corp.	4.4	3.2
Microsoft Corp.	4.1	4.2
Wells Fargo & Co.	3.9	1.3
Wal-Mart Stores, Inc.	3.7	3.0
General Electric Co.	3.2	3.1
Freddie Mac	3.1	3.6
	42.9
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	17.1
Consumer Discretionary	19.7	16.4
Consumer Staples	11.4	14.2
Telecommunication Services	9.4	6.8
Industrials	7.2	7.5
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 83.9%		Stocks and Equity Futures 83.2%
	Bonds 1.3%		Bonds 1.6%
	Short-Term Investments and Net Other Assets 14.8%		Short-Term Investments and Net Other Assets 15.2%
* Foreign investments	0.8%	** Foreign investments	0.2%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 83.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.7%
Media - 10.9%
AOL Time Warner, Inc. (a)	6	$ 0
Comcast Corp. Class A (special) (a)	509,700	11,621
E.W. Scripps Co. Class A	311,500	24,696
EchoStar Communications Corp. Class A (a)	1,743,255	35,580
Omnicom Group, Inc.	1,185,300	80,660
Pegasus Communications Corp. Class A (a)	811,400	974
Walt Disney Co.	853,400	16,914
Washington Post Co. Class B	100	72
		170,517
Multiline Retail - 6.1%
Kohl's Corp. (a)	539,800	36,976
Wal-Mart Stores, Inc.	1,085,200	58,774
		95,750
Specialty Retail - 1.9%
Hollywood Entertainment Corp. (a)	841,100	15,804
Home Depot, Inc.	552,259	14,591
		30,395
Textiles Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	382,100	12,304
TOTAL CONSUMER DISCRETIONARY		308,966
CONSUMER STAPLES - 11.4%
Beverages - 1.0%
The Coca-Cola Co.	350,800	16,011
Food & Drug Retailing - 0.9%
Walgreen Co.	484,700	13,955
Food Products - 1.1%
McCormick & Co., Inc. (non-vtg.)	561,700	13,363
Unilever PLC sponsored ADR	116,100	4,123
		17,486
Household Products - 2.4%
Colgate-Palmolive Co.	371,300	19,081
Kimberly-Clark Corp.	360,400	18,135
		37,216
Personal Products - 5.1%
Gillette Co.	2,619,400	79,420
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.9%
Philip Morris Companies, Inc.	387,400	$ 14,613
TOTAL CONSUMER STAPLES		178,701
ENERGY - 2.7%
Oil & Gas - 2.7%
Exxon Mobil Corp.	1,217,506	42,369
FINANCIALS - 23.8%
Banks - 4.6%
Bank One Corp.	274,100	10,824
Wells Fargo & Co.	1,332,300	61,566
		72,390
Diversified Financials - 15.5%
Fannie Mae	395,300	24,924
Freddie Mac	857,300	49,415
Goldman Sachs Group, Inc.	99,800	7,871
Merrill Lynch & Co., Inc.	1,789,800	77,856
Morgan Stanley	1,864,500	84,350
		244,416
Insurance - 3.7%
Allstate Corp.	364,300	14,219
American International Group, Inc.	540,130	35,189
PartnerRe Ltd.	166,600	8,428
		57,836
TOTAL FINANCIALS		374,642
HEALTH CARE - 5.6%
Biotechnology - 1.5%
Amgen, Inc. (a)	508,200	23,987
Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.	288,600	13,492
Pharmaceuticals - 3.2%
Allergan, Inc.	194,600	11,441
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	170,428	$ 4,516
Pfizer, Inc.	1,073,050	33,844
		49,801
TOTAL HEALTH CARE		87,280
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	175,300	9,151
Northrop Grumman Corp.	124,700	12,085
United Technologies Corp.	91,800	5,735
		26,971
Airlines - 0.3%
Southwest Airlines Co.	270,900	4,497
Building Products - 0.6%
American Standard Companies, Inc. (a)	123,200	9,176
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	105,900	6,824
First Data Corp.	444,300	15,391
		22,215
Industrial Conglomerates - 3.2%
General Electric Co.	1,870,100	50,680
TOTAL INDUSTRIALS		113,539
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	1,404,900	20,961
Software - 4.1%
Microsoft Corp. (a)	1,114,800	64,458
TOTAL INFORMATION TECHNOLOGY		85,419
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	3,600	212
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 7.2%
BellSouth Corp.	2,498,900	$ 69,469
SBC Communications, Inc.	645,100	18,385
TeraBeam Networks (c)	8,400	2
Verizon Communications, Inc.	598,800	25,078
		112,934
Wireless Telecommunication Services - 0.9%
Nextel Communications, Inc. Class A (a)	1,027,810	14,132
TOTAL TELECOMMUNICATION SERVICES		127,066
TOTAL COMMON STOCKS (Cost $1,363,095)		1,318,194
Nonconvertible Bonds - 1.3%
		Principal Amount (000s) (d)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 7.45% 11/29/03	GBP	36	11
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
Nextel Communications, Inc.:
9.375% 11/15/09		13,090	12,108
9.5% 2/1/11		9,840	9,053
			21,161
TOTAL NONCONVERTIBLE BONDS (Cost $14,329)			21,172
Money Market Funds - 15.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.47% (b) (Cost $237,870)	237,870,312	$ 237,870
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,615,294)		1,577,236
NET OTHER ASSETS - (0.3)%		(5,168)
NET ASSETS - 100%		$ 1,572,068
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 32
(d) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,488,390,000 and $1,918,704,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $109,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0% of net assets.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $334,401,000 of which $13,634,000, $11,476,000, $18,763,000, $216,912,000 and $73,616,000 will expire on November 30, 2006, 2007, 2008, 2009 and 2010, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $21,604,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	November 30, 2002

Assets
Investment in securities, at value (cost $1,615,294) - See accompanying schedule		$ 1,577,236
Receivable for fund shares sold		1,633
Dividends receivable		1,611
Interest receivable		661
Other receivables		14
Total assets		1,581,155

Liabilities
Payable for investments purchased	$ 2,767
Payable for fund shares redeemed	4,634
Accrued management fee	626
Distribution fees payable	807
Other payables and accrued expenses	253
Total liabilities		9,087

Net Assets		$ 1,572,068
Net Assets consist of:
Paid in capital		$ 1,965,100
Undistributed net investment income		4,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(359,560)
Net unrealized appreciation (depreciation) on investments		(38,058)
Net Assets		$ 1,572,068

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($120,500 ÷ 8,711 shares)	$ 13.83

Maximum offering price per share (100/94.25 of $13.83)	$ 14.67
Class T: Net Asset Value and redemption price per share ($787,772 ÷ 57,468 shares)	$ 13.71

Maximum offering price per share (100/96.50 of $13.71)	$ 14.21
Class B: Net Asset Value and offering price per share ($365,389 ÷ 27,340 shares)A	$ 13.36

Class C: Net Asset Value and offering price per share ($194,168 ÷ 14,515 shares)A	$ 13.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($104,239 ÷ 7,466 shares)	$ 13.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands2	Year ended November 30, 2002

Investment Income
Dividends		$ 21,451
Interest		9,372
Security lending		14
Total income		30,837

Expenses
Management fee	$ 8,882
Transfer agent fees	5,316
Distribution fees	11,873
Accounting and security lending fees	399
Non-interested trustees' compensation	7
Custodian fees and expenses	25
Registration fees	79
Audit	36
Legal	14
Miscellaneous	335
Total expenses before reductions	26,966
Expense reductions	(719)	26,247
Net investment income (loss)		4,590
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(36,082)
Foreign currency transactions	10
Futures contracts	(24,724)
Total net realized gain (loss)		(60,796)
Change in net unrealized appreciation (depreciation) on: Investment securities	(224,900)
Assets and liabilities in foreign currencies	4
Futures contracts	(5,578)
Total change in net unrealized appreciation (depreciation)		(230,474)
Net gain (loss)		(291,270)
Net increase (decrease) in net assets resulting from operations		$ (286,680)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,590	$ 57
Net realized gain (loss)	(60,796)	(192,668)
Change in net unrealized appreciation (depreciation)	(230,474)	(59,940)
Net increase (decrease) in net assets resulting from operations	(286,680)	(252,551)
Distributions to shareholders from net investment income	(287)	-
Share transactions - net increase (decrease)	(279,356)	(192,739)
Total increase (decrease) in net assets	(566,323)	(445,290)

Net Assets
Beginning of period	2,138,391	2,583,681
End of period (including undistributed net investment income of $4,586 and undistributed net investment income of $274, respectively)	$ 1,572,068	$ 2,138,391

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.94	$ 17.57	$ 18.40	$ 15.09	$ 12.47
Income from Investment Operations
Net investment income (loss) C	.09 E	.06	.02	.04	.06
Net realized and unrealized gain (loss)	(2.20) E	(1.69)	(.85)	3.32	2.79
Total from investment operations	(2.11)	(1.63)	(.83)	3.36	2.85
Distributions from net investment income	-	-	-	(.01)	(.05)
Distributions in excess of net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.18)
Distributions from capital	-	-	-	(.03)	-
Total distributions	-	-	-	(.05)	(.23)
Net asset value, end of period	$ 13.83	$ 15.94	$ 17.57	$ 18.40	$ 15.09
Total Return A,B	(13.24)%	(9.28)%	(4.51)%	22.31%	23.24%
Ratios to Average Net Assets D
Expenses before expense reductions	1.10%	1.03%	.99%	1.04%	1.12%
Expenses net of voluntary waivers, if any	1.10%	1.03%	.99%	1.04%	1.12%
Expenses net of all reductions	1.06%	1.00%	.98%	1.03%	1.11%
Net investment income (loss)	.62% E	.39%	.09%	.22%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 121	$ 166	$ 180	$ 120	$ 35
Portfolio turnover rate	93%	67%	97%	55%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .53%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 17.50	$ 18.37	$ 15.07	$ 12.46
Income from Investment Operations
Net investment income (loss) C	.06 E	.03	(.03)	-	.04
Net realized and unrealized gain (loss)	(2.19) E	(1.69)	(.84)	3.32	2.78
Total from investment operations	(2.13)	(1.66)	(.87)	3.32	2.82
Distributions from net investment income	-	-	-	(.01)	(.03)
Distributions from net realized gain	-	-	-	-	(.18)
Distributions from capital	-	-	-	(.01)	-
Total distributions	-	-	-	(.02)	(.21)
Net asset value, end of period	$ 13.71	$ 15.84	$ 17.50	$ 18.37	$ 15.07
Total Return A,B	(13.45)%	(9.49)%	(4.74)%	22.05%	23.00%
Ratios to Average Net Assets D
Expenses before expense reductions	1.33%	1.26%	1.23%	1.27%	1.31%
Expenses net of voluntary waivers, if any	1.33%	1.26%	1.23%	1.27%	1.31%
Expenses net of all reductions	1.29%	1.24%	1.21%	1.25%	1.30%
Net investment income (loss)	.39% E	.16%	(.14)%	-%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 788	$ 1,070	$ 1,278	$ 999	$ 400
Portfolio turnover rate	93%	67%	97%	55%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .30%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 17.24	$ 18.19	$ 14.98	$ 12.41
Income from Investment Operations
Net investment income (loss) C	(.02) E	(.06)	(.13)	(.09)	(.03)
Net realized and unrealized gain (loss)	(2.14) E	(1.66)	(.82)	3.30	2.77
Total from investment operations	(2.16)	(1.72)	(.95)	3.21	2.74
Distributions from net investment income	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(.17)
Total distributions	-	-	-	-	(.17)
Net asset value, end of period	$ 13.36	$ 15.52	$ 17.24	$ 18.19	$ 14.98
Total Return A,B	(13.92)%	(9.98)%	(5.22)%	21.43%	22.39%
Ratios to Average Net Assets D
Expenses before expense reductions	1.85%	1.78%	1.75%	1.78%	1.83%
Expenses net of voluntary waivers, if any	1.85%	1.78%	1.75%	1.78%	1.83%
Expenses net of all reductions	1.81%	1.76%	1.73%	1.76%	1.82%
Net investment income (loss)	(.13)% E	(.37)%	(.66)%	(.51)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 365	$ 523	$ 641	$ 508	$ 158
Portfolio turnover rate	93%	67%	97%	55%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.22)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 17.24	$ 18.19	$ 14.98	$ 12.45
Income from Investment Operations
Net investment income (loss) C	(.01) E	(.05)	(.12)	(.08)	(.04)
Net realized and unrealized gain (loss)	(2.14) E	(1.66)	(.83)	3.29	2.76
Total from investment operations	(2.15)	(1.71)	(.95)	3.21	2.72
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	(.18)
Total distributions	-	-	-	-	(.19)
Net asset value, end of period	$ 13.38	$ 15.53	$ 17.24	$ 18.19	$ 14.98
Total Return A,B	(13.84)%	(9.92)%	(5.22)%	21.43%	22.20%
Ratios to Average Net Assets D
Expenses before expense reductions	1.82%	1.75%	1.72%	1.76%	1.87%
Expenses net of voluntary waivers, if any	1.82%	1.75%	1.72%	1.76%	1.87%
Expenses net of all reductions	1.78%	1.73%	1.71%	1.75%	1.85%
Net investment income (loss)	(.10)% E	(.33)%	(.64)%	(.50)%	(.27)%
Supplemental Data
Net assets, end of period (in millions)	$ 194	$ 281	$ 365	$ 253	$ 60
Portfolio turnover rate	93%	67%	97%	55%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.19)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.08	$ 17.66	$ 18.44	$ 15.10	$ 12.47
Income from Investment Operations
Net investment income (loss) B	.14 D	.12	.08	.09	.11
Net realized and unrealized gain (loss)	(2.21) D	(1.70)	(.86)	3.33	2.79
Total from investment operations	(2.07)	(1.58)	(.78)	3.42	2.90
Distributions from net investment income	(.05)	-	-	(.01)	(.09)
Distributions in excess of net investment income	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	(.18)
Distributions from capital	-	-	-	(.05)	-
Total distributions	(.05)	-	-	(.08)	(.27)
Net asset value, end of period	$ 13.96	$ 16.08	$ 17.66	$ 18.44	$ 15.10
Total Return A	(12.95)%	(8.95)%	(4.23)%	22.71%	23.69%
Ratios to Average Net Assets C
Expenses before expense reductions	.73%	.69%	.69%	.74%	.76%
Expenses net of voluntary waivers, if any	.73%	.69%	.69%	.74%	.76%
Expenses net of all reductions	.69%	.67%	.68%	.72%	.75%
Net investment income (loss)	.98% D	.72%	.39%	.53%	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 104	$ 98	$ 118	$ 131	$ 97
Portfolio turnover rate	93%	67%	97%	55%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .89%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 95,966	|
Unrealized depreciation	(136,692)
Net unrealized appreciation (depreciation)	(40,726)
Undistributed ordinary income	3,699
Capital loss carryforward	(334,401)
Total Distributable earnings	$ (371,428)
Cost for federal income tax purposes	$ 1,617,962

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 287	|

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $10 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $1,535; decrease net unrealized appreciation/ depreciation by $887; and decrease net realized gain (loss) by $648. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .48% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 370	$ 1	$ 16
Class T	.26%	.25%	4,720	48	99
Class B	.75%	.25%	4,417	3,314	-
Class C	.75%	.25%	2,366	148	-
			$ 11,873	$ 3,511	$ 115

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 189	$ 57
Class T	317	65
Class B*	1,686	1,686
Class C*	21	21
	$ 2,213	$ 1,829

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 429.30
Class T	2,637.29
Class B	1,378.31
Class C	669.28
Institutional Class	203.20
	$ 5,316

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,578 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 604
Class A	16	-
Class T	99	-
	$ 115	$ 604

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Institutional Class	$ 287	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	2,093	3,086	$ 31,021	$ 51,523
Shares redeemed	(3,765)	(2,953)	(54,705)	(48,405)
Net increase (decrease)	(1,672)	133	$ (23,684)	$ 3,118
Class T
Shares sold	12,943	21,405	$ 189,408	$ 355,804
Shares redeemed	(23,065)	(26,873)	(330,455)	(440,490)
Net increase (decrease)	(10,122)	(5,468)	$ (141,047)	$ (84,686)
Class B
Shares sold	2,678	4,576	$ 38,436	$ 75,396
Shares redeemed	(9,067)	(8,061)	(125,194)	(128,477)
Net increase (decrease)	(6,389)	(3,485)	$ (86,758)	$ (53,081)
Class C
Shares sold	2,471	3,673	$ 35,760	$ 60,477
Shares redeemed	(6,067)	(6,745)	(84,646)	(108,573)
Net increase (decrease)	(3,596)	(3,072)	$ (48,886)	$ (48,096)
Institutional Class
Shares sold	3,545	1,296	$ 52,211	$ 21,444
Reinvestment of distributions	14	-	233	-
Shares redeemed	(2,180)	(1,912)	(31,425)	(31,438)
Net increase (decrease)	1,379	(616)	$ 21,019	$ (9,994)

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Growth & Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Growth & Income Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Growth & Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW, Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2001

Vice President of Advisor Growth & Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Louis Salemy (40)

Year of Election or Appointment: 2002

Vice President of Advisor Growth & Income. Mr. Salemy is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Salemy managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Growth & Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Growth & Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Growth & Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Advisor Growth & Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Growth & Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Growth & Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Growth & Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Institutional Class designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGAII-ANN-0103 335491
1.539474.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Growth Opportunities Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A's 12b-1 fee may range over time between 0.25% and 0.35%, as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Growth Opportunities - CL A	-16.06%	-23.30%	94.16%
Fidelity Adv Growth Opportunities - CL A (incl. 5.75% sales charge)	-20.88%	-27.71%	83.00%
S&P 500 ®	-16.51%	4.94%	162.77%
Growth Funds Average	-18.96%	0.04%	124.67%
Large-Cap Core Funds Average	-18.15%	-1.99%	126.74%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index (S&P 500®) - a market capitalization-weighted index of common stocks. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Growth Opportunities Fund - Class A

Performance - continued

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL A	-16.06%	-5.17%	6.86%
Fidelity Adv Growth Opportunities - CL A (incl. 5.75% sales charge)	-20.88%	-6.28%	6.23%
S&P 500	-16.51%	0.97%	10.14%
Growth Funds Average	-18.96%	-0.41%	7.91%
Large-Cap Core Funds Average	-18.15%	-0.57%	8.36%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Growth Opportunities Fund - Class A on November 30, 1992, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, did over the same period. 3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Growth Opportunities Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL T	-16.16%	-23.92%	92.41%
Fidelity Adv Growth Opportunities - CL T (incl. 3.50% sales charge)	-19.09%	-26.58%	85.68%
S&P 500	-16.51%	4.94%	162.77%
Growth Funds Average	-18.96%	0.04%	124.67%
Large-Cap Core Funds Average	-18.15%	-1.99%	126.74%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL T	-16.16%	-5.32%	6.76%
Fidelity Adv Growth Opportunities - CL T (incl. 3.50% sales charge)	-19.09%	-5.99%	6.38%
S&P 500	-16.51%	0.97%	10.14%
Growth Funds Average	-18.96%	-0.41%	7.91%
Large-Cap Core Funds Average	-18.15%	-0.57%	8.36%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Growth Opportunities Fund - Class T

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on November 30, 1992, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Growth Opportunities Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL B	-16.73%	-26.20%	85.90%
Fidelity Adv Growth Opportunities - CL B (incl. contingent deferred sales charge)	-20.90%	-27.25%	85.90%
S&P 500	-16.51%	4.94%	162.77%
Growth Funds Average	-18.96%	0.04%	124.67%
Large-Cap Core Funds Average	-18.15%	-1.99%	126.74%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Growth Opportunities Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL B	-16.73%	-5.89%	6.40%
Fidelity Adv Growth Opportunities - CL B (incl. contingent deferred sales charge)	-20.90%	-6.16%	6.40%
S&P 500	-16.51%	0.97%	10.14%
Growth Funds Average	-18.96%	-0.41%	7.91%
Large-Cap Core Funds Average	-18.15%	-0.57%	8.36%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, did over the same period. 3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Growth Opportunities Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL C	-16.68%	-26.13%	86.14%
Fidelity Adv Growth Opportunities - CL C (incl. contingent deferred sales charge)	-17.52%	-26.13%	86.14%
S&P 500	-16.51%	4.94%	162.77%
Growth Funds Average	-18.96%	0.04%	124.67%
Large-Cap Core Funds Average	-18.15%	-1.99%	126.74%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Growth Opportunities Fund - Class C

Performance - continued

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL C	-16.68%	-5.88%	6.41%
Fidelity Adv Growth Opportunities - CL C (incl. contingent deferred sales charge)	-17.52%	-5.88%	6.41%
S&P 500	-16.51%	0.97%	10.14%
Growth Funds Average	-18.96%	-0.41%	7.91%
Large-Cap Core Funds Average	-18.15%	-0.57%	8.36%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class C on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Bettina Doulton, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund

Q. How did the fund perform, Bettina?

A. For the 12 months ending November 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned -16.06%, -16.16%, -16.73% and -16.68%, respectively. During the same period, the Standard & Poor's 500 Index slid 16.51% and the growth funds average tracked by Lipper Inc. fell 18.96%.

Q. What was your approach entering the period, and what were your successes and disappointments?

A. Obviously, the overriding disappointment was the fund's negative return. While I picked up ground relative to my competitors, reporting an absolute loss for another year is disheartening. In hindsight, the fund's move toward a defensive stance reflecting serious concerns about corporate profitability was right. Executing that strategy, however, proved to be much more difficult than anticipated as traditionally defensive sectors - including health care and regional Bell operating companies (RBOCs) - had a dismal 12 months. Generally, the search for dependable earnings growers was a challenging proposition during the past year. Specifically, underweighting technology contributed to the fund's performance. Underweighting the RBOCs also worked out well. However, stock selection within pharmaceuticals proved to be one of the more disappointing ventures for the fund during the past year.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. With all the high-profile blowups of 2002 - including Tyco International and WorldCom - did you manage to sidestep any of these land mines?

A. I avoided most of the disasters, but not all of them. Avoiding WorldCom, Electronic Data Systems (EDS) and Nortel was a definite plus, although I did buy some EDS late in the period. Tyco, however, was in the portfolio when that story began to unravel. Despite the fact that I significantly reduced this position before it completely collapsed, Tyco took a heavy toll on the fund's performance. In addition to the headline-grabbing cases of corporate fraud, the past year will be remembered for the number of business models that failed due to lack of volume, increased pricing pressures and misaligned cost structures.

Q. What other stocks were disappointments?

A. As I mentioned before, a number of drug holdings fared poorly. Wyeth's largest product franchise came under scrutiny as new studies raised concerns about negative side effects, thus raising questions about the company's growth rate. Baxter failed to achieve its lofty earnings growth goals as one of its key markets slowed. Sepracor declined precipitously when the biotechnology firm encountered issues in its product pipeline. With biotech companies, the risk/reward is high, as you're betting on the future value of developments in the pipeline. If something falls out or gets delayed, as it did with Sepracor, it does incredible damage to the stock price. Lastly, Pfizer, the fund's third-largest holding at the end of the period, was a detractor, in part due to the pall cast over the entire pharmaceutical industry, but also because its plan to acquire Pharmacia was greeted less than enthusiastically by the market.

Q. What stocks performed well?

A. Moving through the second quarter of this calendar year, the fund's media stocks started to perform better. The investment thesis for the media holdings was that, historically, advertising "spend" has grown well, with few down years, and that a rebound in advertising spend would result in strong earnings growth for the respective companies. In other words, media stocks appeared to be a good way to get some cyclical exposure for the fund. As it turned out, ad spend did pick up and the fund's holdings, notably Viacom and Fox Entertainment, were positive contributors to performance. Elsewhere, Forest Labs was one health care pick that worked, given its string of successful product introductions in 2002. Merrill Lynch was another winner, and one of several of the fund's stocks that did well in large part because of well-managed restructurings. Along with Merrill, Viacom, Gillette, Coke and Amazon.com also have made significant progress in improving their business models. Several stocks I've mentioned in this report are no longer in the fund.

Annual Report

Q. What's your outlook, Bettina?

A. I can't predict the future, but I do feel more optimistic about next year. We're starting to see the signs that are typical of a cyclical bottom. Companies are restructuring, consumers are retrenching, capital spending appears to be bottoming, and merger and acquisition activity is picking up. Along with the slow earnings recovery that's already underway, these factors could make for a better year in 2003.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks

Start date: November 18, 1987

Size: as of November 30, 2002, more than $5.9 billion

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Bettina Doulton on signs of a recovery:

"In 2002, most of corporate America's activities were ´backward looking,' meaning they were forced to address governance issues, restructure their balance sheets and certify their historical financial results. That's been massively time consuming - time that has been diverted away from needed business restructuring and future planning. Fortunately, I think we finally got past dealing with the backward-looking issues toward the end of the period, and that's why we finally saw the corporate cost restructuring pace start to pick up. That's one of the reasons why I'm optimistic about 2003.

"One of the cues that usually foreshadows a market recovery is corporate cost restructuring. While restructuring can hurt the consumer when it involves layoffs, restructuring is necessary to restore profitability. Another indicator is merger and acquisition activity, which has been modest for most of the year. But M&A activity did pick up toward the end of the period. For M&A activity to pick up, buyers must be more confident in their own situations and more confident in their ability to do due diligence on the acquisition target - and the buyers and sellers must agree on price. These are some of the things we want to see for a stock market and profit recovery."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.8	4.1
Gillette Co.	3.7	3.5
Pfizer, Inc.	3.3	3.6
Viacom, Inc. Class B (non-vtg.)	3.0	2.6
Microsoft Corp.	2.9	4.9
The Coca-Cola Co.	2.8	2.9
General Electric Co.	2.7	2.5
Freddie Mac	2.7	2.8
American International Group, Inc.	2.6	2.9
Merck & Co., Inc.	2.2	1.0
	29.7
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.6	17.5
Financials	17.3	19.9
Health Care	13.1	14.3
Information Technology	12.7	10.4
Consumer Staples	10.4	14.3
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks and Equity Futures 93.8%		Stocks and Equity Futures 97.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 6.1%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	3.6%	** Foreign investments	3.1%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 87.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.5%
Hotels, Restaurants & Leisure - 1.1%
Marriott International, Inc. Class A	180,900	$ 6,467
McDonald's Corp.	627,900	11,616
Panera Bread Co. Class A (a)	450,900	16,688
Starwood Hotels & Resorts Worldwide, Inc. unit	1,211,000	30,675
		65,446
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	1,034,500	24,156
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	179,900	6,642
Media - 9.7%
AOL Time Warner, Inc. (a)	4,130,300	67,613
Clear Channel Communications, Inc. (a)	674,500	29,314
Comcast Corp.:
Class A (a)	218,265	5,116
Class A (special) (a)	1,619,200	36,918
Fox Entertainment Group, Inc. Class A (a)	4,152,100	110,695
McGraw-Hill Companies, Inc.	59,000	3,498
Meredith Corp.	269,800	11,766
News Corp. Ltd. ADR	902,100	25,349
Omnicom Group, Inc.	314,500	21,402
Univision Communications, Inc. Class A (a)	1,887,800	60,674
Viacom, Inc.:
Class A (a)	228,200	10,725
Class B (non-vtg.) (a)	3,863,615	181,629
Walt Disney Co.	674,300	13,365
		578,064
Multiline Retail - 2.9%
Costco Wholesale Corp. (a)	302,400	9,768
JCPenney Co., Inc.	841,400	19,966
Kohl's Corp. (a)	987,400	67,637
Target Corp.	496,400	17,265
Wal-Mart Stores, Inc.	1,093,900	59,246
		173,882
Specialty Retail - 2.4%
Best Buy Co., Inc. (a)	314,500	8,705
Home Depot, Inc.	1,107,250	29,254
Lowe's Companies, Inc.	1,265,500	52,518
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RadioShack Corp.	406,700	$ 9,659
Staples, Inc. (a)	2,294,700	44,288
		144,424
Textiles Apparel & Luxury Goods - 0.9%
Adidas-Salomon AG	314,813	25,851
Coach, Inc. (a)	495,900	16,871
NIKE, Inc. Class B	179,900	8,056
		50,778
TOTAL CONSUMER DISCRETIONARY		1,043,392
CONSUMER STAPLES - 10.4%
Beverages - 3.5%
Pepsi Bottling Group, Inc.	406,400	11,672
PepsiCo, Inc.	719,600	30,569
The Coca-Cola Co.	3,645,000	166,358
		208,599
Food Products - 1.0%
Dean Foods Co. (a)	905,000	33,621
Kraft Foods, Inc. Class A	213,000	8,000
The J.M. Smucker Co.	3,816	149
Tyson Foods, Inc. Class A	1,354,700	15,985
		57,755
Household Products - 0.7%
Colgate-Palmolive Co.	629,600	32,355
Procter & Gamble Co.	98,900	8,308
		40,663
Personal Products - 3.9%
Avon Products, Inc.	207,380	10,649
Gillette Co.	7,427,100	225,190
		235,839
Tobacco - 1.3%
Philip Morris Companies, Inc.	2,018,680	76,145
TOTAL CONSUMER STAPLES		619,001
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 5.6%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	813,000	$ 26,618
Cooper Cameron Corp. (a)	336,200	17,234
Helmerich & Payne, Inc.	224,800	6,142
Schlumberger Ltd. (NY Shares)	1,937,300	85,726
		135,720
Oil & Gas - 3.3%
BP PLC sponsored ADR	1,067,156	41,843
ChevronTexaco Corp.	532,200	35,673
ConocoPhillips	479,022	22,902
Exxon Mobil Corp.	2,795,300	97,276
		197,694
TOTAL ENERGY		333,414
FINANCIALS - 17.3%
Banks - 0.5%
Bank of America Corp.	274,200	19,216
Bank One Corp.	282,900	11,172
		30,388
Diversified Financials - 13.9%
American Express Co.	1,112,000	43,290
Charles Schwab Corp.	1,973,430	22,773
Citigroup, Inc.	5,798,893	225,451
Fannie Mae	1,707,642	107,667
Freddie Mac	2,762,000	159,202
Investment Technology Group, Inc. (a)	300,600	8,859
Lehman Brothers Holdings, Inc.	89,900	5,520
Merrill Lynch & Co., Inc.	2,608,700	113,478
Morgan Stanley	2,476,500	112,037
SLM Corp.	220,900	21,589
Stilwell Financial, Inc.	718,500	10,576
		830,442
Insurance - 2.9%
American International Group, Inc.	2,353,628	153,339
Aon Corp.	269,400	4,914
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp.:
Class A	582,400	$ 9,289
Class B (a)	552,059	8,833
		176,375
TOTAL FINANCIALS		1,037,205
HEALTH CARE - 13.1%
Biotechnology - 0.5%
Celgene Corp. (a)	451,100	11,097
IDEC Pharmaceuticals Corp. (a)	491,200	16,160
Vertex Pharmaceuticals, Inc. (a)	272,000	5,054
		32,311
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	284,100	11,904
Becton, Dickinson & Co.	1,510,200	44,808
Boston Scientific Corp. (a)	1,258,800	52,870
C.R. Bard, Inc.	405,800	22,522
Medtronic, Inc.	1,003,500	46,914
St. Jude Medical, Inc. (a)	493,400	17,180
Zimmer Holdings, Inc. (a)	264,000	9,937
		206,135
Health Care Providers & Services - 0.0%
Cardinal Health, Inc.	45,095	2,775
Pharmaceuticals - 9.1%
Abbott Laboratories	450,800	19,736
Allergan, Inc.	90,100	5,297
Barr Laboratories, Inc. (a)	270,700	17,874
Bristol-Myers Squibb Co.	1,255,800	33,279
Eli Lilly & Co.	449,800	30,721
Johnson & Johnson	868,600	49,528
Merck & Co., Inc.	2,201,800	130,809
Novartis AG sponsored ADR	269,200	10,230
Pfizer, Inc.	6,243,168	196,910
Schering-Plough Corp.	425,800	9,649
Wyeth	1,026,300	39,441
		543,474
TOTAL HEALTH CARE		784,695
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	539,830	$ 28,179
Northrop Grumman Corp.	405,800	39,326
		67,505
Air Freight & Logistics - 0.3%
FedEx Corp.	359,200	18,883
Airlines - 0.8%
Delta Air Lines, Inc.	588,800	7,949
Southwest Airlines Co.	2,329,800	38,675
		46,624
Commercial Services & Supplies - 1.2%
First Data Corp.	1,124,000	38,935
Paychex, Inc.	951,577	27,786
Robert Half International, Inc. (a)	179,800	3,533
		70,254
Industrial Conglomerates - 3.1%
3M Co.	89,900	11,674
General Electric Co.	5,876,450	159,252
Tyco International Ltd.	899,200	16,042
		186,968
Machinery - 0.3%
Danaher Corp.	278,900	17,526
Road & Rail - 0.5%
CSX Corp.	315,710	8,729
Kansas City Southern (a)	629,100	8,021
Union Pacific Corp.	182,500	10,567
		27,317
TOTAL INDUSTRIALS		435,077
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	4,939,700	73,700
Juniper Networks, Inc. (a)	538,300	5,243
Motorola, Inc.	4,396,200	50,029
Nokia Corp. sponsored ADR	1,031,900	19,823
		148,795
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	2,639,700	$ 75,416
EMC Corp. (a)	899,600	6,522
		81,938
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	404,800	7,857
Diebold, Inc.	225,600	8,941
		16,798
Internet Software & Services - 0.9%
Overture Services, Inc. (a)	542,600	14,911
Yahoo!, Inc. (a)	2,293,900	41,910
		56,821
IT Consulting & Services - 0.2%
Electronic Data Systems Corp.	538,300	9,980
Semiconductor Equipment & Products - 4.0%
Analog Devices, Inc. (a)	1,057,600	32,458
Applied Materials, Inc. (a)	721,800	12,307
Intel Corp.	2,305,290	48,134
KLA-Tencor Corp. (a)	78,500	3,467
LAM Research Corp. (a)	390,200	6,337
Micron Technology, Inc. (a)	946,900	14,970
National Semiconductor Corp. (a)	1,534,800	31,156
NVIDIA Corp. (a)	448,900	7,690
Teradyne, Inc. (a)	496,900	8,144
Texas Instruments, Inc.	2,915,300	58,627
Xilinx, Inc. (a)	754,700	18,596
		241,886
Software - 3.4%
Adobe Systems, Inc.	661,700	19,540
Microsoft Corp. (a)	2,973,400	171,922
VERITAS Software Corp. (a)	583,200	10,603
		202,065
TOTAL INFORMATION TECHNOLOGY		758,283
MATERIALS - 1.3%
Chemicals - 1.0%
Dow Chemical Co.	719,300	22,946
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	314,900	$ 14,051
Praxair, Inc.	361,300	21,317
		58,314
Metals & Mining - 0.3%
Alcoa, Inc.	809,700	20,688
TOTAL MATERIALS		79,002
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T Corp.	134,940	3,784
BellSouth Corp.	1,952,000	54,266
SBC Communications, Inc.	471,340	13,433
Verizon Communications, Inc.	1,534,100	64,248
		135,731
TOTAL COMMON STOCKS (Cost $4,839,377)		5,225,800
Convertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c) (Cost $5,070)	$ 5,070	6,449
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills, yield at date of purchase 1.54% 1/9/03 (d) (Cost $24,957)	25,000	24,969
Money Market Funds - 13.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.47% (b)	730,597,298	$ 730,597
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	74,738,700	74,739
TOTAL MONEY MARKET FUNDS (Cost $805,336)		805,336
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $5,674,740)		6,062,554
NET OTHER ASSETS - (1.5)%		(87,079)
NET ASSETS - 100%		$ 5,975,475
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
1,598 S&P 500 Index Contracts	Dec. 2002	$ 373,932	$ 32,482

The face value of futures purchased as a percentage of net assets - 6.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,449,000 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,960,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,944,397,000 and $6,664,798,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $299,000 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $15,551,000. The weighted average interest rate was 2.00%. At period end there were no bank borrowings outstanding.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $2,298,739,000 of which $1,230,501,000 and $1,068,238,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $70,434) (cost $5,674,740) - See accompanying schedule		$ 6,062,554
Receivable for investments sold		54,918
Receivable for fund shares sold		1,872
Dividends receivable		7,034
Interest receivable		831
Other receivables		78
Total assets		6,127,287

Liabilities
Payable for investments purchased	$ 40,190
Payable for fund shares redeemed	31,972
Accrued management fee	508
Distribution fees payable	2,642
Payable for daily variation on futures contracts	799
Other payables and accrued expenses	962
Collateral on securities loaned, at value	74,739
Total liabilities		151,812

Net Assets		$ 5,975,475
Net Assets consist of:
Paid in capital		$ 7,910,927
Undistributed net investment income		23,730
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,379,489)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		420,307
Net Assets		$ 5,975,475

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($202,399 ÷ 8,573 shares)	$ 23.61

Maximum offering price per share (100/94.25 of $23.61)	$ 25.05
Class T: Net Asset Value and redemption price per share ($4,878,035 ÷ 204,514 shares)	$ 23.85

Maximum offering price per share (100/96.50 of $23.85)	$ 24.72
Class B: Net Asset Value and offering price per share ($597,964 ÷ 25,730 shares) A	$ 23.24

Class C: Net Asset Value and offering price per share ($142,368 ÷ 6,106 shares) A	$ 23.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($154,709 ÷ 6,446 shares)	$ 24.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 90,215
Interest		8,112
Security lending		94
Total income		98,421

Expenses
Management fee Basic fee	$ 44,230
Performance adjustment	(35,289)
Transfer agent fees	19,865
Distribution fees	42,252
Accounting and security lending fees	784
Non-interested trustees' compensation	39
Custodian fees and expenses	103
Registration fees	142
Audit	69
Legal	73
Interest	1
Miscellaneous	1,175
Total expenses before reductions	73,444
Expense reductions	(3,008)	70,436
Net investment income (loss)		27,985
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(974,253)
Foreign currency transactions	(19)
Futures contracts	(23,209)
Total net realized gain (loss)		(997,481)
Change in net unrealized appreciation (depreciation) on: Investment securities	(490,993)
Assets and liabilities in foreign currencies	69
Futures contracts	32,482
Total change in net unrealized appreciation (depreciation)		(458,442)
Net gain (loss)		(1,455,923)
Net increase (decrease) in net assets resulting from operations		$ (1,427,938)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,985	$ 56,982
Net realized gain (loss)	(997,481)	(1,145,702)
Change in net unrealized appreciation (depreciation)	(458,442)	(1,122,563)
Net increase (decrease) in net assets resulting from operations	(1,427,938)	(2,211,283)
Distributions to shareholders from net investment income	(58,747)	-
Distributions to shareholders from net realized gain	-	(1,707,310)
Total distributions	(58,747)	(1,707,310)
Share transactions - net increase (decrease)	(2,352,024)	(2,714,385)
Total increase (decrease) in net assets	(3,838,709)	(6,632,978)

Net Assets
Beginning of period	9,814,184	16,447,162
End of period (including undistributed net investment income of $23,730 and undistributed net investment income of $54,511, respectively)	$ 5,975,475	$ 9,814,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 28.39	$ 37.41	$ 50.61	$ 49.33	$ 44.02
Income from Investment Operations
Net investment income (loss) C	.14	.20	.08	.47	.48
Net realized and unrealized gain (loss)	(4.66)	(5.26)	(7.65)	2.97	8.03
Total from investment operations	(4.52)	(5.06)	(7.57)	3.44	8.51
Distributions from net investment income	(.26)	-	(.50)	(.47)	(.60)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.26)	(3.96)	(5.63)	(2.16)	(3.20)
Net asset value, end of period	$ 23.61	$ 28.39	$ 37.41	$ 50.61	$ 49.33
Total Return A, B	(16.06)%	(15.23)%	(16.86)%	7.31%	20.82%
Ratios to Average Net Assets D
Expenses before expense reductions	.77%	.78%	.87%	.92%	.97%
Expenses net of voluntary waivers, if any	.77%	.78%	.87%	.92%	.97%
Expenses net of all reductions	.73%	.75%	.84%	.91%	.96%
Net investment income (loss)	.57%	.67%	.17%	.93%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 202	$ 320	$ 452	$ 640	$ 359
Portfolio turnover rate	55%	79%	110%	43%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 28.64	$ 37.76	$ 50.96	$ 49.63	$ 44.20
Income from Investment Operations
Net investment income (loss) C	.11	.16	-	.37	.42
Net realized and unrealized gain (loss)	(4.71)	(5.32)	(7.72)	3.00	8.08
Total from investment operations	(4.60)	(5.16)	(7.72)	3.37	8.50
Distributions from net investment income	(.19)	-	(.35)	(.35)	(.47)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.19)	(3.96)	(5.48)	(2.04)	(3.07)
Net asset value, end of period	$ 23.85	$ 28.64	$ 37.76	$ 50.96	$ 49.63
Total Return A, B	(16.16)%	(15.37)%	(17.01)%	7.10%	20.63%
Ratios to Average Net Assets D
Expenses before expense reductions	.90%	.93%	1.05%	1.12%	1.14%
Expenses net of voluntary waivers, if any	.90%	.93%	1.05%	1.12%	1.14%
Expenses net of all reductions	.86%	.90%	1.03%	1.11%	1.13%
Net investment income (loss)	.44%	.52%	(.01)%	.73%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 4,878	$ 8,136	$ 13,813	$ 24,357	$ 24,802
Portfolio turnover rate	55%	79%	110%	43%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 27.91	$ 37.11	$ 50.25	$ 49.12	$ 44.02
Income from Investment Operations
Net investment income (loss) C	(.06)	(.04)	(.26)	.09	.14
Net realized and unrealized gain (loss)	(4.61)	(5.20)	(7.59)	2.97	8.04
Total from investment operations	(4.67)	(5.24)	(7.85)	3.06	8.18
Distributions from net investment income	-	-	(.16)	(.24)	(.48)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	-	(3.96)	(5.29)	(1.93)	(3.08)
Net asset value, end of period	$ 23.24	$ 27.91	$ 37.11	$ 50.25	$ 49.12
Total Return A, B	(16.73)%	(15.91)%	(17.49)%	6.50%	19.95%
Ratios to Average Net Assets D
Expenses before expense reductions	1.57%	1.57%	1.64%	1.67%	1.71%
Expenses net of voluntary waivers, if any	1.57%	1.57%	1.64%	1.67%	1.71%
Expenses net of all reductions	1.53%	1.54%	1.62%	1.66%	1.70%
Net investment income (loss)	(.24)%	(.13)%	(.60)%	.19%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 598	$ 939	$ 1,437	$ 2,264	$ 1,432
Portfolio turnover rate	55%	79%	110%	43%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 27.99	$ 37.19	$ 50.39	$ 49.33	$ 44.20
Income from Investment Operations
Net investment income (loss) C	(.05)	(.03)	(.25)	.10	.12
Net realized and unrealized gain (loss)	(4.62)	(5.21)	(7.61)	2.97	8.08
Total from investment operations	(4.67)	(5.24)	(7.86)	3.07	8.20
Distributions from net investment income	-	-	(.21)	(.32)	(.47)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	-	(3.96)	(5.34)	(2.01)	(3.07)
Net asset value, end of period	$ 23.32	$ 27.99	$ 37.19	$ 50.39	$ 49.33
Total Return A, B	(16.68)%	(15.87)%	(17.48)%	6.50%	19.91%
Ratios to Average Net Assets D
Expenses before expense reductions	1.53%	1.53%	1.61%	1.65%	1.70%
Expenses net of voluntary waivers, if any	1.53%	1.53%	1.61%	1.65%	1.70%
Expenses net of all reductions	1.49%	1.50%	1.59%	1.64%	1.70%
Net investment income (loss)	(.20)%	(.08)%	(.57)%	.20%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 142	$ 232	$ 400	$ 688	$ 301
Portfolio turnover rate	55%	79%	110%	43%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 28.87	$ 37.85	$ 51.10	$ 49.78	$ 44.31
Income from Investment Operations
Net investment income (loss) B	.25	.33	.22	.63	.65
Net realized and unrealized gain (loss)	(4.73)	(5.35)	(7.72)	2.98	8.10
Total from investment operations	(4.48)	(5.02)	(7.50)	3.61	8.75
Distributions from net investment income	(.39)	-	(.62)	(.60)	(.68)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.39)	(3.96)	(5.75)	(2.29)	(3.28)
Net asset value, end of period	$ 24.00	$ 28.87	$ 37.85	$ 51.10	$ 49.78
Total Return A	(15.71)%	(14.92)%	(16.58)%	7.62%	21.29%
Ratios to Average Net Assets C
Expenses before expense reductions	.38%	.40%	.53%	.62%	.62%
Expenses net of voluntary waivers, if any	.38%	.40%	.53%	.62%	.62%
Expenses net of all reductions	.34%	.37%	.51%	.61%	.61%
Net investment income (loss)	.96%	1.05%	.51%	1.24%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 155	$ 187	$ 346	$ 584	$ 618
Portfolio turnover rate	55%	79%	110%	43%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 880,817	|
Unrealized depreciation	(541,261)
Net unrealized appreciation (depreciation)	339,556
Undistributed ordinary income	23,730
Capital loss carryforward	(2,298,739)
Total Distributable earnings	$ (1,935,453)
Cost for federal income tax purposes	$ 5,722,998

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 58,747	|

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± 20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .12% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 653	$ -	$ 33
Class T	.26%	.25%	32,276	314	866
Class B	.75%	.25%	7,505	5,632	-
Class C	.75%	.25%	1,818	77	-
			$ 42,252	$ 6,023	$ 899

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 227	$ 57
Class T	832	185
Class B*	2,479	2,479
Class C*	20	20
	$ 3,558	$ 2,741

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 884.36
Class T	14,804.24
Class B	3,151.42
Class C	688.38
Institutional Class	338.23
	$ 19,865

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,579 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the each fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution Expense Reduction	Other Expense Reduction
Fund Level	$ -	$ 2,109
Class A	33	-
Class T	866	-
	$ 899	$ 2,109

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 2,812	$ -
Class T	53,412	-
Institutional Class	2,523	-
Total	$ 58,747	$ -
From net realized gain
Class A	$ -	$ 47,459
Class T	-	1,431,859
Class B	-	151,415
Class C	-	41,446
Institutional Class	-	35,131
Total	$ -	$ 1,707,310

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30, 2002	Year ended November 30, 2001	Year ended November 30, 2002	Year ended November 30, 2001
Class A
Shares sold	1,113	2,118	$ 28,352	$ 64,817
Reinvestment of distributions	97	1,348	2,690	45,669
Shares redeemed	(3,892)	(4,294)	(99,189)	(130,664)
Net increase (decrease)	(2,682)	(828)	$ (68,147)	$ (20,178)
Class T
Shares sold	23,625	38,037	$ 611,210	$ 1,179,630
Reinvestment of distributions	1,797	39,364	50,359	1,347,077
Shares redeemed	(104,967)	(159,149)	(2,687,340)	(4,934,945)
Net increase (decrease)	(79,545)	(81,748)	$ (2,025,771)	$ (2,408,238)
Class B
Shares sold	1,014	2,067	$ 25,438	$ 64,246
Reinvestment of distributions	-	3,981	-	133,559
Shares redeemed	(8,936)	(11,116)	(219,589)	(335,144)
Net increase (decrease)	(7,922)	(5,068)	$ (194,151)	$ (137,339)
Class C
Shares sold	663	1,205	$ 16,876	$ 37,463
Reinvestment of distributions	-	1,014	-	34,091
Shares redeemed	(2,856)	(4,682)	(71,275)	(143,507)
Net increase (decrease)	(2,193)	(2,463)	$ (54,399)	$ (71,953)
Institutional Class
Shares sold	3,115	2,116	$ 72,157	$ 66,555
Reinvestment of distributions	81	884	2,270	30,344
Shares redeemed	(3,223)	(5,655)	(83,983)	(173,576)
Net increase (decrease)	(27)	(2,655)	$ (9,556)	$ (76,677)

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Growth Opportunities Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Growth Opportunities Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Name, Age; Principal Occupation
Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Growth Opportunities (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Growth Opportunities. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Bettina Doulton (38)

Year of Election or Appointment: 2000

Vice President of Advisor Growth Opportunities. Ms. Doulton is also Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Doulton managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Growth Opportunities. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Growth Opportunities. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Growth Opportunities. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor Growth Opportunities. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Growth Opportunities. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Growth Opportunities. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Growth Opportunities. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Class A designates 100%, and Class T designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

GO-ANN-0103 335799
1.704314.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Growth Opportunities

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Growth Opportunities Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect a 0.65% 12b-1 fee. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Growth Opportunities - Inst CL	-15.71%	-21.91%	100.17%
S&P 500®	-16.51%	4.94%	162.77%
Growth Funds Average	-18.96%	0.04%	124.67%
Large-Cap Core Funds Average	-18.15%	-1.99%	126.74%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500SM  Index (S&P 500®) - a market capitalization-weighted index of common stocks. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - Inst CL	-15.71%	-4.82%	7.19%
S&P 500	-16.51%	0.97%	10.14%
Growth Funds Average	-18.96%	-0.41%	7.91%
Large-Cap Core Funds Average	-18.15%	-0.57%	8.36%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Growth Opportunities Fund - Institutional Class

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Growth Opportunities Fund - Institutional Class on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Bettina Doulton, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund

Q. How did the fund perform, Bettina?

A. For the 12 months ending November 30, 2002, the fund's Institutional Class shares returned -15.71%. During the same period, the Standard & Poor's 500 Index slid 16.51% and the growth funds average tracked by Lipper Inc. fell 18.96%.

Q. What was your approach entering the period, and what were your successes and disappointments?

A. Obviously, the overriding disappointment was the fund's negative return. While I picked up ground relative to my competitors, reporting an absolute loss for another year is disheartening. In hindsight, the fund's move toward a defensive stance reflecting serious concerns about corporate profitability was right. Executing that strategy, however, proved to be much more difficult than anticipated as traditionally defensive sectors - including health care and regional Bell operating companies (RBOCs) - had a dismal 12 months. Generally, the search for dependable earnings growers was a challenging proposition during the past year. Specifically, underweighting technology contributed to the fund's performance. Underweighting the RBOCs also worked out well. However, stock selection within pharmaceuticals proved to be one of the more disappointing ventures for the fund during the past year.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. With all the high-profile blowups of 2002 - including Tyco International and WorldCom - did you manage to sidestep any of these land mines?

A. I avoided most of the disasters, but not all of them. Avoiding WorldCom, Electronic Data Systems (EDS) and Nortel was a definite plus, although I did buy some EDS late in the period. Tyco, however, was in the portfolio when that story began to unravel. Despite the fact that I significantly reduced this position before it completely collapsed, Tyco took a heavy toll on the fund's performance. In addition to the headline-grabbing cases of corporate fraud, the past year will be remembered for the number of business models that failed due to lack of volume, increased pricing pressures and misaligned cost structures.

Q. What other stocks were disappointments?

A. As I mentioned before, a number of drug holdings fared poorly. Wyeth's largest product franchise came under scrutiny as new studies raised concerns about negative side effects, thus raising questions about the company's growth rate. Baxter failed to achieve its lofty earnings growth goals as one of its key markets slowed. Sepracor declined precipitously when the biotechnology firm encountered issues in its product pipeline. With biotech companies, the risk/reward is high, as you're betting on the future value of developments in the pipeline. If something falls out or gets delayed, as it did with Sepracor, it does incredible damage to the stock price. Lastly, Pfizer, the fund's third-largest holding at the end of the period, was a detractor, in part due to the pall cast over the entire pharmaceutical industry, but also because its plan to acquire Pharmacia was greeted less than enthusiastically by the market.

Q. What stocks performed well?

A. Moving through the second quarter of this calendar year, the fund's media stocks started to perform better. The investment thesis for the media holdings was that, historically, advertising "spend" has grown well, with few down years, and that a rebound in advertising spend would result in strong earnings growth for the respective companies. In other words, media stocks appeared to be a good way to get some cyclical exposure for the fund. As it turned out, ad spend did pick up and the fund's holdings, notably Viacom and Fox Entertainment, were positive contributors to performance. Elsewhere, Forest Labs was one health care pick that worked, given its string of successful product introductions in 2002. Merrill Lynch was another winner, and one of several of the fund's stocks that did well in large part because of well-managed restructurings. Along with Merrill, Viacom, Gillette, Coke and Amazon.com also have made significant progress in improving their business models. Several stocks I've mentioned in this report are no longer in the fund.

Annual Report

Q. What's your outlook, Bettina?

A. I can't predict the future, but I do feel more optimistic about next year. We're starting to see the signs that are typical of a cyclical bottom. Companies are restructuring, consumers are retrenching, capital spending appears to be bottoming, and merger and acquisition activity is picking up. Along with the slow earnings recovery that's already underway, these factors could make for a better year in 2003.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks

Start date: November 18, 1987

Size: as of November 30, 2002, more than $5.9 billion

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Bettina Doulton on signs of a recovery:

"In 2002, most of corporate America's activities were ´backward looking,' meaning they were forced to address governance issues, restructure their balance sheets and certify their historical financial results. That's been massively time consuming - time that has been diverted away from needed business restructuring and future planning. Fortunately, I think we finally got past dealing with the backward-looking issues toward the end of the period, and that's why we finally saw the corporate cost restructuring pace start to pick up. That's one of the reasons why I'm optimistic about 2003.

"One of the cues that usually foreshadows a market recovery is corporate cost restructuring. While restructuring can hurt the consumer when it involves layoffs, restructuring is necessary to restore profitability. Another indicator is merger and acquisition activity, which has been modest for most of the year. But M&A activity did pick up toward the end of the period. For M&A activity to pick up, buyers must be more confident in their own situations and more confident in their ability to do due diligence on the acquisition target - and the buyers and sellers must agree on price. These are some of the things we want to see for a stock market and profit recovery."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.8	4.1
Gillette Co.	3.7	3.5
Pfizer, Inc.	3.3	3.6
Viacom, Inc. Class B (non-vtg.)	3.0	2.6
Microsoft Corp.	2.9	4.9
The Coca-Cola Co.	2.8	2.9
General Electric Co.	2.7	2.5
Freddie Mac	2.7	2.8
American International Group, Inc.	2.6	2.9
Merck & Co., Inc.	2.2	1.0
	29.7
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.6	17.5
Financials	17.3	19.9
Health Care	13.1	14.3
Information Technology	12.7	10.4
Consumer Staples	10.4	14.3
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks and Equity Futures 93.8%		Stocks and Equity Futures 97.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 6.1%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	3.6%	** Foreign investments	3.1%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 87.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.5%
Hotels, Restaurants & Leisure - 1.1%
Marriott International, Inc. Class A	180,900	$ 6,467
McDonald's Corp.	627,900	11,616
Panera Bread Co. Class A (a)	450,900	16,688
Starwood Hotels & Resorts Worldwide, Inc. unit	1,211,000	30,675
		65,446
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	1,034,500	24,156
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	179,900	6,642
Media - 9.7%
AOL Time Warner, Inc. (a)	4,130,300	67,613
Clear Channel Communications, Inc. (a)	674,500	29,314
Comcast Corp.:
Class A (a)	218,265	5,116
Class A (special) (a)	1,619,200	36,918
Fox Entertainment Group, Inc. Class A (a)	4,152,100	110,695
McGraw-Hill Companies, Inc.	59,000	3,498
Meredith Corp.	269,800	11,766
News Corp. Ltd. ADR	902,100	25,349
Omnicom Group, Inc.	314,500	21,402
Univision Communications, Inc. Class A (a)	1,887,800	60,674
Viacom, Inc.:
Class A (a)	228,200	10,725
Class B (non-vtg.) (a)	3,863,615	181,629
Walt Disney Co.	674,300	13,365
		578,064
Multiline Retail - 2.9%
Costco Wholesale Corp. (a)	302,400	9,768
JCPenney Co., Inc.	841,400	19,966
Kohl's Corp. (a)	987,400	67,637
Target Corp.	496,400	17,265
Wal-Mart Stores, Inc.	1,093,900	59,246
		173,882
Specialty Retail - 2.4%
Best Buy Co., Inc. (a)	314,500	8,705
Home Depot, Inc.	1,107,250	29,254
Lowe's Companies, Inc.	1,265,500	52,518
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RadioShack Corp.	406,700	$ 9,659
Staples, Inc. (a)	2,294,700	44,288
		144,424
Textiles Apparel & Luxury Goods - 0.9%
Adidas-Salomon AG	314,813	25,851
Coach, Inc. (a)	495,900	16,871
NIKE, Inc. Class B	179,900	8,056
		50,778
TOTAL CONSUMER DISCRETIONARY		1,043,392
CONSUMER STAPLES - 10.4%
Beverages - 3.5%
Pepsi Bottling Group, Inc.	406,400	11,672
PepsiCo, Inc.	719,600	30,569
The Coca-Cola Co.	3,645,000	166,358
		208,599
Food Products - 1.0%
Dean Foods Co. (a)	905,000	33,621
Kraft Foods, Inc. Class A	213,000	8,000
The J.M. Smucker Co.	3,816	149
Tyson Foods, Inc. Class A	1,354,700	15,985
		57,755
Household Products - 0.7%
Colgate-Palmolive Co.	629,600	32,355
Procter & Gamble Co.	98,900	8,308
		40,663
Personal Products - 3.9%
Avon Products, Inc.	207,380	10,649
Gillette Co.	7,427,100	225,190
		235,839
Tobacco - 1.3%
Philip Morris Companies, Inc.	2,018,680	76,145
TOTAL CONSUMER STAPLES		619,001
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 5.6%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	813,000	$ 26,618
Cooper Cameron Corp. (a)	336,200	17,234
Helmerich & Payne, Inc.	224,800	6,142
Schlumberger Ltd. (NY Shares)	1,937,300	85,726
		135,720
Oil & Gas - 3.3%
BP PLC sponsored ADR	1,067,156	41,843
ChevronTexaco Corp.	532,200	35,673
ConocoPhillips	479,022	22,902
Exxon Mobil Corp.	2,795,300	97,276
		197,694
TOTAL ENERGY		333,414
FINANCIALS - 17.3%
Banks - 0.5%
Bank of America Corp.	274,200	19,216
Bank One Corp.	282,900	11,172
		30,388
Diversified Financials - 13.9%
American Express Co.	1,112,000	43,290
Charles Schwab Corp.	1,973,430	22,773
Citigroup, Inc.	5,798,893	225,451
Fannie Mae	1,707,642	107,667
Freddie Mac	2,762,000	159,202
Investment Technology Group, Inc. (a)	300,600	8,859
Lehman Brothers Holdings, Inc.	89,900	5,520
Merrill Lynch & Co., Inc.	2,608,700	113,478
Morgan Stanley	2,476,500	112,037
SLM Corp.	220,900	21,589
Stilwell Financial, Inc.	718,500	10,576
		830,442
Insurance - 2.9%
American International Group, Inc.	2,353,628	153,339
Aon Corp.	269,400	4,914
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp.:
Class A	582,400	$ 9,289
Class B (a)	552,059	8,833
		176,375
TOTAL FINANCIALS		1,037,205
HEALTH CARE - 13.1%
Biotechnology - 0.5%
Celgene Corp. (a)	451,100	11,097
IDEC Pharmaceuticals Corp. (a)	491,200	16,160
Vertex Pharmaceuticals, Inc. (a)	272,000	5,054
		32,311
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	284,100	11,904
Becton, Dickinson & Co.	1,510,200	44,808
Boston Scientific Corp. (a)	1,258,800	52,870
C.R. Bard, Inc.	405,800	22,522
Medtronic, Inc.	1,003,500	46,914
St. Jude Medical, Inc. (a)	493,400	17,180
Zimmer Holdings, Inc. (a)	264,000	9,937
		206,135
Health Care Providers & Services - 0.0%
Cardinal Health, Inc.	45,095	2,775
Pharmaceuticals - 9.1%
Abbott Laboratories	450,800	19,736
Allergan, Inc.	90,100	5,297
Barr Laboratories, Inc. (a)	270,700	17,874
Bristol-Myers Squibb Co.	1,255,800	33,279
Eli Lilly & Co.	449,800	30,721
Johnson & Johnson	868,600	49,528
Merck & Co., Inc.	2,201,800	130,809
Novartis AG sponsored ADR	269,200	10,230
Pfizer, Inc.	6,243,168	196,910
Schering-Plough Corp.	425,800	9,649
Wyeth	1,026,300	39,441
		543,474
TOTAL HEALTH CARE		784,695
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	539,830	$ 28,179
Northrop Grumman Corp.	405,800	39,326
		67,505
Air Freight & Logistics - 0.3%
FedEx Corp.	359,200	18,883
Airlines - 0.8%
Delta Air Lines, Inc.	588,800	7,949
Southwest Airlines Co.	2,329,800	38,675
		46,624
Commercial Services & Supplies - 1.2%
First Data Corp.	1,124,000	38,935
Paychex, Inc.	951,577	27,786
Robert Half International, Inc. (a)	179,800	3,533
		70,254
Industrial Conglomerates - 3.1%
3M Co.	89,900	11,674
General Electric Co.	5,876,450	159,252
Tyco International Ltd.	899,200	16,042
		186,968
Machinery - 0.3%
Danaher Corp.	278,900	17,526
Road & Rail - 0.5%
CSX Corp.	315,710	8,729
Kansas City Southern (a)	629,100	8,021
Union Pacific Corp.	182,500	10,567
		27,317
TOTAL INDUSTRIALS		435,077
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	4,939,700	73,700
Juniper Networks, Inc. (a)	538,300	5,243
Motorola, Inc.	4,396,200	50,029
Nokia Corp. sponsored ADR	1,031,900	19,823
		148,795
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	2,639,700	$ 75,416
EMC Corp. (a)	899,600	6,522
		81,938
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	404,800	7,857
Diebold, Inc.	225,600	8,941
		16,798
Internet Software & Services - 0.9%
Overture Services, Inc. (a)	542,600	14,911
Yahoo!, Inc. (a)	2,293,900	41,910
		56,821
IT Consulting & Services - 0.2%
Electronic Data Systems Corp.	538,300	9,980
Semiconductor Equipment & Products - 4.0%
Analog Devices, Inc. (a)	1,057,600	32,458
Applied Materials, Inc. (a)	721,800	12,307
Intel Corp.	2,305,290	48,134
KLA-Tencor Corp. (a)	78,500	3,467
LAM Research Corp. (a)	390,200	6,337
Micron Technology, Inc. (a)	946,900	14,970
National Semiconductor Corp. (a)	1,534,800	31,156
NVIDIA Corp. (a)	448,900	7,690
Teradyne, Inc. (a)	496,900	8,144
Texas Instruments, Inc.	2,915,300	58,627
Xilinx, Inc. (a)	754,700	18,596
		241,886
Software - 3.4%
Adobe Systems, Inc.	661,700	19,540
Microsoft Corp. (a)	2,973,400	171,922
VERITAS Software Corp. (a)	583,200	10,603
		202,065
TOTAL INFORMATION TECHNOLOGY		758,283
MATERIALS - 1.3%
Chemicals - 1.0%
Dow Chemical Co.	719,300	22,946
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	314,900	$ 14,051
Praxair, Inc.	361,300	21,317
		58,314
Metals & Mining - 0.3%
Alcoa, Inc.	809,700	20,688
TOTAL MATERIALS		79,002
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T Corp.	134,940	3,784
BellSouth Corp.	1,952,000	54,266
SBC Communications, Inc.	471,340	13,433
Verizon Communications, Inc.	1,534,100	64,248
		135,731
TOTAL COMMON STOCKS (Cost $4,839,377)		5,225,800
Convertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c) (Cost $5,070)	$ 5,070	6,449
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills, yield at date of purchase 1.54% 1/9/03 (d) (Cost $24,957)	25,000	24,969
Money Market Funds - 13.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.47% (b)	730,597,298	$ 730,597
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	74,738,700	74,739
TOTAL MONEY MARKET FUNDS (Cost $805,336)		805,336
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $5,674,740)		6,062,554
NET OTHER ASSETS - (1.5)%		(87,079)
NET ASSETS - 100%		$ 5,975,475
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
1,598 S&P 500 Index Contracts	Dec. 2002	$ 373,932	$ 32,482

The face value of futures purchased as a percentage of net assets - 6.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,449,000 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,960,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,944,397,000 and $6,664,798,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $299,000 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $15,551,000. The weighted average interest rate was 2.00%. At period end there were no bank borrowings outstanding.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $2,298,739,000 of which $1,230,501,000 and $1,068,238,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $70,434) (cost $5,674,740) - See accompanying schedule		$ 6,062,554
Receivable for investments sold		54,918
Receivable for fund shares sold		1,872
Dividends receivable		7,034
Interest receivable		831
Other receivables		78
Total assets		6,127,287

Liabilities
Payable for investments purchased	$ 40,190
Payable for fund shares redeemed	31,972
Accrued management fee	508
Distribution fees payable	2,642
Payable for daily variation on futures contracts	799
Other payables and accrued expenses	962
Collateral on securities loaned, at value	74,739
Total liabilities		151,812

Net Assets		$ 5,975,475
Net Assets consist of:
Paid in capital		$ 7,910,927
Undistributed net investment income		23,730
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,379,489)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		420,307
Net Assets		$ 5,975,475

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($202,399 ÷ 8,573 shares)	$ 23.61

Maximum offering price per share (100/94.25 of $23.61)	$ 25.05
Class T: Net Asset Value and redemption price per share ($4,878,035 ÷ 204,514 shares)	$ 23.85

Maximum offering price per share (100/96.50 of $23.85)	$ 24.72
Class B: Net Asset Value and offering price per share ($597,964 ÷ 25,730 shares) A	$ 23.24

Class C: Net Asset Value and offering price per share ($142,368 ÷ 6,106 shares) A	$ 23.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($154,709 ÷ 6,446 shares)	$ 24.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 90,215
Interest		8,112
Security lending		94
Total income		98,421

Expenses
Management fee Basic fee	$ 44,230
Performance adjustment	(35,289)
Transfer agent fees	19,865
Distribution fees	42,252
Accounting and security lending fees	784
Non-interested trustees' compensation	39
Custodian fees and expenses	103
Registration fees	142
Audit	69
Legal	73
Interest	1
Miscellaneous	1,175
Total expenses before reductions	73,444
Expense reductions	(3,008)	70,436
Net investment income (loss)		27,985
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(974,253)
Foreign currency transactions	(19)
Futures contracts	(23,209)
Total net realized gain (loss)		(997,481)
Change in net unrealized appreciation (depreciation) on: Investment securities	(490,993)
Assets and liabilities in foreign currencies	69
Futures contracts	32,482
Total change in net unrealized appreciation (depreciation)		(458,442)
Net gain (loss)		(1,455,923)
Net increase (decrease) in net assets resulting from operations		$ (1,427,938)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,985	$ 56,982
Net realized gain (loss)	(997,481)	(1,145,702)
Change in net unrealized appreciation (depreciation)	(458,442)	(1,122,563)
Net increase (decrease) in net assets resulting from operations	(1,427,938)	(2,211,283)
Distributions to shareholders from net investment income	(58,747)	-
Distributions to shareholders from net realized gain	-	(1,707,310)
Total distributions	(58,747)	(1,707,310)
Share transactions - net increase (decrease)	(2,352,024)	(2,714,385)
Total increase (decrease) in net assets	(3,838,709)	(6,632,978)

Net Assets
Beginning of period	9,814,184	16,447,162
End of period (including undistributed net investment income of $23,730 and undistributed net investment income of $54,511, respectively)	$ 5,975,475	$ 9,814,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 28.39	$ 37.41	$ 50.61	$ 49.33	$ 44.02
Income from Investment Operations
Net investment income (loss) C	.14	.20	.08	.47	.48
Net realized and unrealized gain (loss)	(4.66)	(5.26)	(7.65)	2.97	8.03
Total from investment operations	(4.52)	(5.06)	(7.57)	3.44	8.51
Distributions from net investment income	(.26)	-	(.50)	(.47)	(.60)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.26)	(3.96)	(5.63)	(2.16)	(3.20)
Net asset value, end of period	$ 23.61	$ 28.39	$ 37.41	$ 50.61	$ 49.33
Total Return A, B	(16.06)%	(15.23)%	(16.86)%	7.31%	20.82%
Ratios to Average Net Assets D
Expenses before expense reductions	.77%	.78%	.87%	.92%	.97%
Expenses net of voluntary waivers, if any	.77%	.78%	.87%	.92%	.97%
Expenses net of all reductions	.73%	.75%	.84%	.91%	.96%
Net investment income (loss)	.57%	.67%	.17%	.93%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 202	$ 320	$ 452	$ 640	$ 359
Portfolio turnover rate	55%	79%	110%	43%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 28.64	$ 37.76	$ 50.96	$ 49.63	$ 44.20
Income from Investment Operations
Net investment income (loss) C	.11	.16	-	.37	.42
Net realized and unrealized gain (loss)	(4.71)	(5.32)	(7.72)	3.00	8.08
Total from investment operations	(4.60)	(5.16)	(7.72)	3.37	8.50
Distributions from net investment income	(.19)	-	(.35)	(.35)	(.47)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.19)	(3.96)	(5.48)	(2.04)	(3.07)
Net asset value, end of period	$ 23.85	$ 28.64	$ 37.76	$ 50.96	$ 49.63
Total Return A, B	(16.16)%	(15.37)%	(17.01)%	7.10%	20.63%
Ratios to Average Net Assets D
Expenses before expense reductions	.90%	.93%	1.05%	1.12%	1.14%
Expenses net of voluntary waivers, if any	.90%	.93%	1.05%	1.12%	1.14%
Expenses net of all reductions	.86%	.90%	1.03%	1.11%	1.13%
Net investment income (loss)	.44%	.52%	(.01)%	.73%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 4,878	$ 8,136	$ 13,813	$ 24,357	$ 24,802
Portfolio turnover rate	55%	79%	110%	43%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 27.91	$ 37.11	$ 50.25	$ 49.12	$ 44.02
Income from Investment Operations
Net investment income (loss) C	(.06)	(.04)	(.26)	.09	.14
Net realized and unrealized gain (loss)	(4.61)	(5.20)	(7.59)	2.97	8.04
Total from investment operations	(4.67)	(5.24)	(7.85)	3.06	8.18
Distributions from net investment income	-	-	(.16)	(.24)	(.48)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	-	(3.96)	(5.29)	(1.93)	(3.08)
Net asset value, end of period	$ 23.24	$ 27.91	$ 37.11	$ 50.25	$ 49.12
Total Return A, B	(16.73)%	(15.91)%	(17.49)%	6.50%	19.95%
Ratios to Average Net Assets D
Expenses before expense reductions	1.57%	1.57%	1.64%	1.67%	1.71%
Expenses net of voluntary waivers, if any	1.57%	1.57%	1.64%	1.67%	1.71%
Expenses net of all reductions	1.53%	1.54%	1.62%	1.66%	1.70%
Net investment income (loss)	(.24)%	(.13)%	(.60)%	.19%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 598	$ 939	$ 1,437	$ 2,264	$ 1,432
Portfolio turnover rate	55%	79%	110%	43%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 27.99	$ 37.19	$ 50.39	$ 49.33	$ 44.20
Income from Investment Operations
Net investment income (loss) C	(.05)	(.03)	(.25)	.10	.12
Net realized and unrealized gain (loss)	(4.62)	(5.21)	(7.61)	2.97	8.08
Total from investment operations	(4.67)	(5.24)	(7.86)	3.07	8.20
Distributions from net investment income	-	-	(.21)	(.32)	(.47)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	-	(3.96)	(5.34)	(2.01)	(3.07)
Net asset value, end of period	$ 23.32	$ 27.99	$ 37.19	$ 50.39	$ 49.33
Total Return A, B	(16.68)%	(15.87)%	(17.48)%	6.50%	19.91%
Ratios to Average Net Assets D
Expenses before expense reductions	1.53%	1.53%	1.61%	1.65%	1.70%
Expenses net of voluntary waivers, if any	1.53%	1.53%	1.61%	1.65%	1.70%
Expenses net of all reductions	1.49%	1.50%	1.59%	1.64%	1.70%
Net investment income (loss)	(.20)%	(.08)%	(.57)%	.20%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 142	$ 232	$ 400	$ 688	$ 301
Portfolio turnover rate	55%	79%	110%	43%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 28.87	$ 37.85	$ 51.10	$ 49.78	$ 44.31
Income from Investment Operations
Net investment income (loss) B	.25	.33	.22	.63	.65
Net realized and unrealized gain (loss)	(4.73)	(5.35)	(7.72)	2.98	8.10
Total from investment operations	(4.48)	(5.02)	(7.50)	3.61	8.75
Distributions from net investment income	(.39)	-	(.62)	(.60)	(.68)
Distributions from net realized gain	-	(3.96)	(5.13)	(1.69)	(2.60)
Total distributions	(.39)	(3.96)	(5.75)	(2.29)	(3.28)
Net asset value, end of period	$ 24.00	$ 28.87	$ 37.85	$ 51.10	$ 49.78
Total Return A	(15.71)%	(14.92)%	(16.58)%	7.62%	21.29%
Ratios to Average Net Assets C
Expenses before expense reductions	.38%	.40%	.53%	.62%	.62%
Expenses net of voluntary waivers, if any	.38%	.40%	.53%	.62%	.62%
Expenses net of all reductions	.34%	.37%	.51%	.61%	.61%
Net investment income (loss)	.96%	1.05%	.51%	1.24%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 155	$ 187	$ 346	$ 584	$ 618
Portfolio turnover rate	55%	79%	110%	43%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 880,817	|
Unrealized depreciation	(541,261)
Net unrealized appreciation (depreciation)	339,556
Undistributed ordinary income	23,730
Capital loss carryforward	(2,298,739)
Total Distributable earnings	$ (1,935,453)
Cost for federal income tax purposes	$ 5,722,998

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 58,747	|

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± 20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .12% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.01%	.25%	$ 653	$ -	$ 33
Class T	.26%	.25%	32,276	314	866
Class B	.75%	.25%	7,505	5,632	-
Class C	.75%	.25%	1,818	77	-
			$ 42,252	$ 6,023	$ 899

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 227	$ 57
Class T	832	185
Class B*	2,479	2,479
Class C*	20	20
	$ 3,558	$ 2,741

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 884.36
Class T	14,804.24
Class B	3,151.42
Class C	688.38
Institutional Class	338.23
	$ 19,865

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,579 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the each fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution Expense Reduction	Other Expense Reduction
Fund Level	$ -	$ 2,109
Class A	33	-
Class T	866	-
	$ 899	$ 2,109

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 2,812	$ -
Class T	53,412	-
Institutional Class	2,523	-
Total	$ 58,747	$ -
From net realized gain
Class A	$ -	$ 47,459
Class T	-	1,431,859
Class B	-	151,415
Class C	-	41,446
Institutional Class	-	35,131
Total	$ -	$ 1,707,310

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30, 2002	Year ended November 30, 2001	Year ended November 30, 2002	Year ended November 30, 2001
Class A
Shares sold	1,113	2,118	$ 28,352	$ 64,817
Reinvestment of distributions	97	1,348	2,690	45,669
Shares redeemed	(3,892)	(4,294)	(99,189)	(130,664)
Net increase (decrease)	(2,682)	(828)	$ (68,147)	$ (20,178)
Class T
Shares sold	23,625	38,037	$ 611,210	$ 1,179,630
Reinvestment of distributions	1,797	39,364	50,359	1,347,077
Shares redeemed	(104,967)	(159,149)	(2,687,340)	(4,934,945)
Net increase (decrease)	(79,545)	(81,748)	$ (2,025,771)	$ (2,408,238)
Class B
Shares sold	1,014	2,067	$ 25,438	$ 64,246
Reinvestment of distributions	-	3,981	-	133,559
Shares redeemed	(8,936)	(11,116)	(219,589)	(335,144)
Net increase (decrease)	(7,922)	(5,068)	$ (194,151)	$ (137,339)
Class C
Shares sold	663	1,205	$ 16,876	$ 37,463
Reinvestment of distributions	-	1,014	-	34,091
Shares redeemed	(2,856)	(4,682)	(71,275)	(143,507)
Net increase (decrease)	(2,193)	(2,463)	$ (54,399)	$ (71,953)
Institutional Class
Shares sold	3,115	2,116	$ 72,157	$ 66,555
Reinvestment of distributions	81	884	2,270	30,344
Shares redeemed	(3,223)	(5,655)	(83,983)	(173,576)
Net increase (decrease)	(27)	(2,655)	$ (9,556)	$ (76,677)
Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Growth Opportunities Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Growth Opportunities Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Name, Age; Principal Occupation
Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Growth Opportunities (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Growth Opportunities. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Bettina Doulton (38)

Year of Election or Appointment: 2000

Vice President of Advisor Growth Opportunities. Ms. Doulton is also Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Doulton managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Growth Opportunities. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Growth Opportunities. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Growth Opportunities. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor Growth Opportunities. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Growth Opportunities. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Growth Opportunities. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Growth Opportunities. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Institutional Class designates 93% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

GOI-ANN-0103 335801
1.539096.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Large Cap

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Large Cap Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A's 12b-1 fee may range over time between 0.25% and 0.35%, as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. Returns prior to September 3, 1996 are those of Class T and reflect a 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Large Cap - CL A	-18.42%	2.04%	43.43%
Fidelity Adv Large Cap - CL A (incl. 5.75% sales charge)	-23.12%	-3.83%	35.18%
S&P 500 ®	-16.51%	4.94%	62.16%
Growth Funds Average	-18.96%	0.04%	n/a*
Large-Cap Core Funds Average	-18.15%	-1.99%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL A	-18.42%	0.40%	5.46%
Fidelity Adv Large Cap - CL A (incl. 5.75% sales charge)	-23.12%	-0.78%	4.55%
S&P 500	-16.51%	0.97%	7.39%
Growth Funds Average	-18.96%	-0.41%	n/a *
Large-Cap Core Funds Average	-18.15%	-0.57%	n/a*

* Not available

Annual Report

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Large Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Large Cap Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL T	-18.57%	1.38%	42.46%
Fidelity Adv Large Cap - CL T (incl. 3.50% sales charge)	-21.42%	-2.17%	37.48%
S&P 500	-16.51%	4.94%	62.16%
Growth Funds Average	-18.96%	0.04%	n/a *
Large-Cap Core Funds Average	-18.15%	-1.99%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL T	-18.57%	0.27%	5.36%
Fidelity Adv Large Cap - CL T (incl. 3.50% sales charge)	-21.42%	-0.44%	4.81%
S&P 500	-16.51%	0.97%	7.39%
Growth Funds Average	-18.96%	-0.41%	n/a*
Large-Cap Core Funds Average	-18.15%	-0.57%	n/a *

Average annual returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Large Cap Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past one year, past five years and the life of fund total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, five year, and life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL B	-19.01%	-1.31%	37.29%
Fidelity Adv Large Cap - CL B (incl. contingent deferred sales charge)	-23.06%	-3.02%	37.29%
S&P 500	-16.51%	4.94%	62.16%
Growth Funds Average	-18.96%	0.04%	n/a *
Large-Cap Core Funds Average	-18.15%	-1.99%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL B	-19.01%	-0.26%	4.78%
Fidelity Adv Large Cap - CL B (incl. contingent deferred sales charge)	-23.06%	-0.61%	4.78%
S&P 500	-16.51%	0.97%	7.39%
Growth Funds Average	-18.96%	-0.41%	n/a*
Large-Cap Core Funds Average	-18.15%	-0.57%	n/a *

* Not available

Annual Report

Average annual returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class B on February 20, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Large Cap Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between February 20, 1996 and November 3, 1997 are those of Class B, and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past one year, past five years and the life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL C	-18.99%	-1.64%	36.83%
Fidelity Adv Large Cap - CL C (incl. contingent deferred sales charge)	-19.80%	-1.64%	36.83%
S&P 500	-16.51%	4.94%	62.16%
Growth Funds Average	-18.96%	0.04%	n/a *
Large-Cap Core Funds Average	-18.15%	-1.99%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL C	-18.99%	-0.33%	4.73%
Fidelity Adv Large Cap - CL C (incl. contingent deferred sales charge)	-19.80%	-0.33%	4.73%
S&P 500	-16.51%	0.97%	7.39%
Growth Funds Average	-18.96%	-0.41%	n/a *
Large-Cap Core Funds Average	-18.15%	-0.57%	n/a *

* Not available

Annual Report

Average annual returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class C on February 20, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were very difficult. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Fidelity Advisor Large Cap Fund

Q. How did the fund perform, Karen?

A. For the 12 months ending November 30, 2002, the fund's Class A, Class T, Class B and Class C shares fell 18.42%, 18.57%, 19.01% and 18.99%, respectively. In comparison, the Lipper Inc. growth funds average and the Standard & Poor's 500 Index declined 18.96% and 16.51%, respectively.

Q. What affected performance during the past year?

A. There were few places to hide from negative returns given that every major sector ended the period firmly in the red, despite a strong broad-market rally in October and November. As the prospects for a strong economic recovery dimmed during the period, the fund benefited from my becoming more cautious, as I emphasized high-quality companies with good earnings visibility, decent growth rates and reasonably attractive valuations. At the same time, I limited the fund's exposure to higher-growth names with little-to-no current earnings that suffered the most amid difficult market conditions. We also avoided most of the companies with overly complex corporate structures - including Tyco International and WorldCom - that were plagued by accounting scandals. While this conservative positioning helped relative to our competitors, it wasn't as effective versus the index.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Could you expand on your principal strategies?

A. I invested in several mid- and large-sized industrial and consumer stocks that performed nicely in a tough market. Rail stocks, such as Union Pacific, were strong, as was defense contractor Lockheed Martin. Additionally, the fund got a boost from its ample exposure to fast-growing specialty and multiline retailers, including Lowe's and Big Lots, respectively, as well as auto component maker TRW. Tribune Company aided performance too, bucking a downtrend in the media sector. I also played some good defense. I added to holdings in attractively priced consumer staples stocks, such as Alberto-Culver, which helped. Tobacco giant Philip Morris also was a top relative contributor, despite falling on heightened litigation risk during the summer. Another plus was avoiding utilities stocks, which were plagued by overcapacity and weak fundamentals.

Q. What investment decisions didn't work out as well?

A. My decisions in health care hurt the most. Despite good results from our equipment and services stocks - most notably Boston Scientific - small positions in several biotechnology holdings were harmful. Millennium Pharmaceuticals, Protein Design Labs, Ilex Oncology and Alkermes were notable detractors, as investors embraced companies with better near-term earnings prospects. The damage would have been worse had I not scaled back on the fund's large-cap drug stocks, which struggled due to patent expirations, slower product approvals and manufacturing problems, among other factors. Johnson & Johnson was the exception, and underweighting the stock hurt, as it performed relatively well due to investors' enthusiasm for its new drug-coated stents.

Q. What else detracted?

A. While trimming the fund's technology exposure sheltered the fund somewhat, performance was hurt by an emphasis on large-cap hardware names, such as Intel, which suffered from sluggish capital spending and a delayed new personal computer cycle. A handful of smaller-cap semiconductor names, including LTX and Integrated Device Technology, also dampened results. Still, having an overweighted position in Microsoft helped, as the stock outpaced the index due to more stable earnings. In finance, the fund lost ground by not owning enough regional banks, which benefited from last year's aggressive interest rate cuts. Finally, a holding in media company Adelphia Communications hurt performance.

Q. What's your outlook?

A. It appeared that the economy was gradually improving toward the end of the period, so I increased my weighting in cyclicals, such as technology and industrial companies. However, I will stay focused on finding companies I feel are likely to grow their revenues and earnings and outperform the market through any economic environment. I'm particularly interested in growth stories related to advances in medical devices, successful media enterprises, consumer product portfolios and defense contractors. I'll also continue to be cautious and steer clear of companies with complicated corporate structures, overly aggressive managements and/or any situation where the reported numbers don't seem to make sense.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: February 20, 1996

Size: as of November 30, 2002, more than $462 million

Manager: Karen Firestone, since 1998; manager, Fidelity Destiny I, since 2000; joined Fidelity in 1983

3

Karen Firestone reviews her core strategies:

"As I've stated before, I think it's important for me to find the best investment vehicles within the growth universe. Shareholders put money into my fund because I represent growth investing. Given that, I feel I need to have ample exposure to the more volatile areas of the market, such as technology, and to invest in good companies at bargain prices, even when they're out of favor. While I didn't actively increase the fund's tech weighting during the period, I wasn't tempted to sell much either, since I had strong conviction in the high-quality companies I owned. The overall tech weighting did come up slightly, however, because our stocks rallied more than the market late in the period.

"Before I invest in it, I need to understand the component businesses that make up a company. If I can't figure out its financials or what's driving the business, then I don't want to own its stock. Nor will I invest if I am not completely comfortable with a firm's top executives. It's critical that I keep portfolio management in my hands and not allow corporate missteps to dictate performance. While I don't believe we have come to the end of the corporate scandal phenomenon, I hope my investment discipline keeps us from owning troubled names."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	6.2	5.1
Wal-Mart Stores, Inc.	2.6	2.5
Intel Corp.	2.4	2.8
General Electric Co.	2.2	1.8
Merck & Co., Inc.	2.2	1.0
Pfizer, Inc.	1.8	2.2
Bank of America Corp.	1.8	1.3
Exxon Mobil Corp.	1.6	2.0
Viacom, Inc. Class B (non-vtg.)	1.6	1.5
Johnson & Johnson	1.6	0.9
	24.0
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.1	18.6
Consumer Discretionary	19.2	18.4
Health Care	15.2	12.9
Financials	14.0	12.5
Industrials	11.3	8.9
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 99.5%		Stocks 94.1%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	6.4%	** Foreign investments	7.9%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.2%
Michelin SA (Compagnie Generale des Etablissements) Series B	27,200	$ 943,456
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	95,500	1,766,750
Ruby Tuesday, Inc.	58,300	1,049,983
		2,816,733
Household Durables - 0.7%
Sony Corp. sponsored ADR	75,400	3,343,990
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	93,800	2,190,230
eBay, Inc. (a)	36,800	2,537,360
		4,727,590
Leisure Equipment & Products - 0.4%
Mattel, Inc.	85,300	1,758,886
Media - 10.1%
AOL Time Warner, Inc. (a)	88,400	1,447,108
Belo Corp. Series A	111,500	2,585,685
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	56,433	3,498,846
Comcast Corp.:
Class A (a)	68,884	1,614,641
Class A (special) (a)	164,800	3,757,440
Fox Entertainment Group, Inc. Class A (a)	33,300	887,778
Grupo Televisa SA de CV sponsored ADR (a)	78,500	2,310,255
Interpublic Group of Companies, Inc.	113,200	1,694,604
Knight-Ridder, Inc.	37,600	2,357,896
Pixar (a)	20,000	1,154,800
Television Francaise 1 SA	80,600	2,423,887
The New York Times Co. Class A	50,100	2,406,804
TMP Worldwide, Inc. (a)	76,300	1,111,691
Tribune Co.	124,900	5,720,420
Univision Communications, Inc. Class A (a)	102,500	3,294,350
Viacom, Inc. Class B (non-vtg.) (a)	159,774	7,510,976
Walt Disney Co.	132,000	2,616,240
		46,393,421
Multiline Retail - 3.2%
Big Lots, Inc. (a)	115,900	1,471,930
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Costco Wholesale Corp. (a)	35,200	$ 1,136,960
Wal-Mart Stores, Inc.	223,700	12,115,592
		14,724,482
Specialty Retail - 2.3%
Gap, Inc.	124,200	1,973,538
Lowe's Companies, Inc.	157,050	6,517,575
Staples, Inc. (a)	116,400	2,246,520
		10,737,633
Textiles Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	37,700	1,688,206
Polo Ralph Lauren Corp. Class A (a)	66,600	1,580,418
		3,268,624
TOTAL CONSUMER DISCRETIONARY		88,714,815
CONSUMER STAPLES - 9.1%
Beverages - 3.3%
Anheuser-Busch Companies, Inc.	63,300	3,109,296
PepsiCo, Inc.	126,600	5,377,968
The Coca-Cola Co.	149,400	6,818,616
		15,305,880
Food Products - 0.6%
Dean Foods Co. (a)	76,300	2,834,545
Household Products - 1.3%
Procter & Gamble Co.	53,700	4,510,800
The Dial Corp.	66,600	1,386,612
		5,897,412
Personal Products - 2.3%
Alberto-Culver Co. Class B	81,750	4,050,713
Gillette Co.	218,500	6,624,920
		10,675,633
Tobacco - 1.6%
Philip Morris Companies, Inc.	194,580	7,339,558
TOTAL CONSUMER STAPLES		42,053,028
ENERGY - 6.0%
Energy Equipment & Services - 1.9%
Rowan Companies, Inc.	89,400	1,904,220
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	101,800	$ 4,504,650
Tidewater, Inc.	74,900	2,316,657
		8,725,527
Oil & Gas - 4.1%
ChevronTexaco Corp.	58,500	3,921,255
ConocoPhillips	107,098	5,120,355
Exxon Mobil Corp.	216,600	7,537,680
Ocean Energy, Inc.	127,500	2,402,100
		18,981,390
TOTAL ENERGY		27,706,917
FINANCIALS - 14.0%
Banks - 5.7%
Bank of America Corp.	117,800	8,255,424
Bank One Corp.	136,400	5,386,436
Banknorth Group, Inc.	30,270	666,848
Fifth Third Bancorp	41,300	2,312,800
Synovus Financial Corp.	52,400	1,091,492
Wachovia Corp.	114,548	4,026,362
Wells Fargo & Co.	96,400	4,454,644
		26,194,006
Diversified Financials - 5.6%
American Express Co.	156,290	6,084,370
Citigroup, Inc.	96,066	3,735,046
Credit Saison Co. Ltd.	75,800	1,393,405
Fannie Mae	58,370	3,680,229
Freddie Mac	42,400	2,443,936
JAFCO Co. Ltd.	15,400	765,794
Legg Mason, Inc.	42,600	2,201,568
MBNA Corp.	118,700	2,533,058
Morgan Stanley	72,400	3,275,376
		26,112,782
Insurance - 2.7%
AFLAC, Inc.	49,200	1,517,820
Allstate Corp.	81,800	3,192,654
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	92,087	$ 5,999,468
Principal Financial Group, Inc.	64,400	1,867,600
		12,577,542
TOTAL FINANCIALS		64,884,330
HEALTH CARE - 15.2%
Biotechnology - 1.3%
Cephalon, Inc. (a)	35,200	1,928,960
Genzyme Corp. - General Division (a)	20,200	662,560
MedImmune, Inc. (a)	51,100	1,348,018
Millennium Pharmaceuticals, Inc. (a)	87,400	874,874
Protein Design Labs, Inc. (a)	104,800	956,824
		5,771,236
Health Care Equipment & Supplies - 2.7%
Advanced Medical Optics, Inc. (a)	1	11
Boston Scientific Corp. (a)	160,800	6,753,600
Medtronic, Inc.	97,400	4,553,450
Stryker Corp.	22,300	1,379,255
		12,686,316
Health Care Providers & Services - 0.3%
Accredo Health, Inc. (a)	23,400	1,247,782
Pharmaceuticals - 10.9%
Abbott Laboratories	98,100	4,294,818
Allergan, Inc.	62,400	3,668,496
Bristol-Myers Squibb Co.	253,360	6,714,040
Eli Lilly & Co.	39,200	2,677,360
Forest Laboratories, Inc. (a)	22,500	2,414,925
Johnson & Johnson	128,880	7,348,738
Merck & Co., Inc.	173,230	10,291,594
Mylan Laboratories, Inc.	64,590	2,178,621
Pfizer, Inc.	266,750	8,413,295
Schering-Plough Corp.	106,300	2,408,758
		50,410,645
TOTAL HEALTH CARE		70,115,979
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 11.3%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	77,700	$ 4,055,940
Northrop Grumman Corp.	34,000	3,294,940
		7,350,880
Air Freight & Logistics - 1.2%
FedEx Corp.	77,000	4,047,890
United Parcel Service, Inc. Class B	20,400	1,292,544
		5,340,434
Airlines - 0.5%
Southwest Airlines Co.	147,000	2,440,200
Building Products - 0.7%
American Standard Companies, Inc. (a)	45,200	3,366,496
Commercial Services & Supplies - 1.2%
ChoicePoint, Inc. (a)	30,800	1,157,464
Cintas Corp.	48,600	2,452,842
Robert Half International, Inc. (a)	106,900	2,100,585
		5,710,891
Electrical Equipment - 0.4%
Emerson Electric Co.	35,200	1,835,680
Industrial Conglomerates - 3.2%
3M Co.	35,600	4,622,660
General Electric Co.	380,100	10,300,710
		14,923,370
Machinery - 1.3%
Graco, Inc.	91,050	2,691,438
Illinois Tool Works, Inc.	49,900	3,392,701
		6,084,139
Road & Rail - 1.2%
Union Pacific Corp.	93,100	5,390,490
TOTAL INDUSTRIALS		52,442,580
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc. (a)	93,300	530,877
Cisco Systems, Inc. (a)	311,968	4,654,563
Harris Corp.	72,500	1,951,700
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	317,700	$ 3,615,426
UTStarcom, Inc. (a)	102,949	2,115,602
		12,868,168
Computers & Peripherals - 2.9%
Dell Computer Corp. (a)	248,400	7,096,788
International Business Machines Corp.	61,100	5,321,810
Sun Microsystems, Inc. (a)	275,300	1,181,312
		13,599,910
Electronic Equipment & Instruments - 0.2%
Kyocera Corp.	13,600	886,312
Semiconductor Equipment & Products - 7.0%
Altera Corp. (a)	146,700	2,131,551
Analog Devices, Inc. (a)	123,800	3,799,422
Integrated Device Technology, Inc. (a)	67,800	728,850
Intel Corp.	538,400	11,241,792
International Rectifier Corp. (a)	32,500	811,200
Marvell Technology Group Ltd. (a)	61,700	1,396,888
Micrel, Inc. (a)	103,700	1,179,173
Micron Technology, Inc. (a)	91,500	1,446,615
QLogic Corp. (a)	21,300	925,272
Samsung Electronics Co. Ltd. unit	9,700	1,556,850
Texas Instruments, Inc.	310,800	6,250,188
Tokyo Electron Ltd.	18,000	914,160
		32,381,961
Software - 7.2%
Activision, Inc. (a)	57,400	1,239,840
Microsoft Corp. (a)	493,769	28,549,721
Rational Software Corp. (a)	115,100	1,064,675
Reynolds & Reynolds Co. Class A	98,400	2,624,328
		33,478,564
TOTAL INFORMATION TECHNOLOGY		93,214,915
MATERIALS - 2.3%
Chemicals - 0.6%
Monsanto Co.	76,300	1,342,117
PPG Industries, Inc.	27,500	1,377,200
		2,719,317
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.9%
Pactiv Corp. (a)	115,300	$ 2,386,710
Smurfit-Stone Container Corp. (a)	121,900	1,777,302
		4,164,012
Metals & Mining - 0.8%
Arcelor SA (a)	187,781	2,464,209
Nucor Corp.	28,900	1,451,936
		3,916,145
TOTAL MATERIALS		10,799,474
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T Corp.	67,440	1,891,018
BellSouth Corp.	37,700	1,048,060
KT Corp. sponsored ADR	84,500	1,820,975
Verizon Communications, Inc.	104,600	4,380,648
		9,140,701
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	71,000	1,331,250
TOTAL TELECOMMUNICATION SERVICES		10,471,951
TOTAL COMMON STOCKS (Cost $461,002,452)		460,403,989
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 1.47% (b)	3,355,608	3,355,608
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	598,000	598,000
TOTAL MONEY MARKET FUNDS (Cost $3,953,608)		3,953,608
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $464,956,060)		464,357,597
NET OTHER ASSETS - (0.4)%		(1,890,996)
NET ASSETS - 100%		$ 462,466,601
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $508,762,040 and $478,428,764, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,826 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $203,480,143 of which $104,833,304 and $98,646,839 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $8,457,602 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002
Assets
Investment in securities, at value (including securities loaned of $560,300) (cost $464,956,060) - See accompanying schedule		$ 464,357,597
Foreign currency held at value (cost $18)		18
Receivable for investments sold		3,933,978
Receivable for fund shares sold		458,750
Dividends receivable		621,757
Interest receivable		20,333
Receivable from investment adviser for expense reductions		5,854
Other receivables		251
Total assets		469,398,538
Liabilities
Payable to custodian bank	$ 47
Payable for investments purchased	5,278,770
Payable for fund shares redeemed	543,865
Accrued management fee	229,424
Distribution fees payable	207,968
Other payables and accrued expenses	73,863
Collateral on securities loaned, at value	598,000
Total liabilities		6,931,937
Net Assets		$ 462,466,601
Net Assets consist of:
Paid in capital		$ 681,714,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(218,649,734)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(597,855)
Net Assets		$ 462,466,601

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,707,316 ÷ 2,921,596 shares)	$ 12.22

Maximum offering price per share (100/94.25 of $12.22)	$ 12.97
Class T: Net Asset Value and redemption price per share ($232,813,665 ÷ 19,098,219 shares)	$ 12.19

Maximum offering price per share (100/96.50 of $12.19)	$ 12.63
Class B: Net Asset Value and offering price per share ($84,325,456 ÷ 7,094,263 shares)A	$ 11.89

Class C: Net Asset Value and offering price per share ($36,306,819 ÷ 3,062,059 shares)A	$ 11.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($73,313,345 ÷ 5,881,188 shares)	$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002
Investment Income
Dividends		$ 5,978,164
Interest		532,795
Security lending		21,150
Total income		6,532,109
Expenses
Management fee	$ 3,051,637
Transfer agent fees	1,629,617
Distribution fees	3,023,617
Accounting and security lending fees	187,916
Non-interested trustees' compensation	1,859
Custodian fees and expenses	48,337
Registration fees	66,048
Audit	30,413
Legal	3,444
Miscellaneous	35,343
Total expenses before reductions	8,078,231
Expense reductions	(326,307)	7,751,924
Net investment income (loss)		(1,219,815)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(99,021,492)
Foreign currency transactions	9,946
Total net realized gain (loss)		(99,011,546)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,064,924)
Assets and liabilities in foreign currencies	69
Total change in net unrealized appreciation (depreciation)		(11,064,855)
Net gain (loss)		(110,076,401)
Net increase (decrease) in net assets resulting from operations		$ (111,296,216)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,219,815)	$ (1,557,164)
Net realized gain (loss)	(99,011,546)	(109,108,177)
Change in net unrealized appreciation (depreciation)	(11,064,855)	(6,417,315)
Net increase (decrease) in net assets resulting from operations	(111,296,216)	(117,082,656)
Distributions to shareholders from net realized gain	-	(4,129,069)
Share transactions - net increase (decrease)	11,921,142	68,560,762
Total increase (decrease) in net assets	(99,375,074)	(52,650,963)
Net Assets
Beginning of period	561,841,675	614,492,638
End of period	$ 462,466,601	$ 561,841,675

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 18.19	$ 20.13	$ 16.62	$ 13.96
Income from Investment Operations
Net investment income (loss)C	-	.01	(.05)	(.03)	(.05)
Net realized and unrealized gain (loss)	(2.76)	(3.10)	(1.43)	4.59	3.54
Total from investment operations	(2.76)	(3.09)	(1.48)	4.56	3.49
Distributions from net realized gain	-	(.12)	(.35)	(1.05)	(.83)
Distributions in excess of net realized gain	-	-	(.11)	-	-
Total distributions	-	(.12)	(.46)	(1.05)	(.83)
Net asset value, end of period	$ 12.22	$ 14.98	$ 18.19	$ 20.13	$ 16.62
Total ReturnA,B	(18.42)%	(17.11)%	(7.62)%	28.93%	26.69%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.30%	1.23%	1.17%	1.24%	1.46%
Expenses net of voluntary waivers, if any	1.30%	1.23%	1.17%	1.24%	1.46%
Expenses net of all reductions	1.25%	1.20%	1.16%	1.23%	1.44%
Net investment income (loss)	.00%	.06%	(.24)%	(.17)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,707	$ 39,364	$ 37,656	$ 19,600	$ 4,254
Portfolio turnover rate	96%	121%	92%	91%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 18.22	$ 20.16	$ 16.67	$ 13.98
Income from Investment Operations
Net investment income (loss)C	(.02)	(.02)	(.09)	(.07)	(.05)
Net realized and unrealized gain (loss)	(2.76)	(3.11)	(1.42)	4.61	3.56
Total from investment operations	(2.78)	(3.13)	(1.51)	4.54	3.51
Distributions from net realized gain	-	(.12)	(.32)	(1.05)	(.82)
Distributions in excess of net realized gain	-	-	(.11)	-	-
Total distributions	-	(.12)	(.43)	(1.05)	(.82)
Net asset value, end of period	$ 12.19	$ 14.97	$ 18.22	$ 20.16	$ 16.67
Total ReturnA,B	(18.57)%	(17.30)%	(7.75)%	28.71%	26.77%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.44%	1.39%	1.36%	1.44%	1.46%
Expenses net of voluntary waivers, if any	1.44%	1.39%	1.36%	1.44%	1.46%
Expenses net of all reductions	1.39%	1.36%	1.34%	1.42%	1.44%
Net investment income (loss)	(.14)%	(.10)%	(.42)%	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,814	$ 325,846	$ 354,141	$ 285,939	$ 81,455
Portfolio turnover rate	96%	121%	92%	91%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 14.68	$ 17.97	$ 19.92	$ 16.50	$ 13.85
Income from Investment Operations
Net investment income (loss)C	(.10)	(.11)	(.20)	(.16)	(.13)
Net realized and unrealized gain (loss)	(2.69)	(3.06)	(1.40)	4.56	3.54
Total from investment operations	(2.79)	(3.17)	(1.60)	4.40	3.41
Distributions from net realized gain	-	(.12)	(.26)	(.98)	(.76)
Distributions in excess of net realized gain	-	-	(.09)	-	-
Total distributions	-	(.12)	(.35)	(.98)	(.76)
Net asset value, end of period	$ 11.89	$ 14.68	$ 17.97	$ 19.92	$ 16.50
Total ReturnA,B	(19.01)%	(17.76)%	(8.25)%	28.02%	26.15%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.08%	1.98%	1.90%	1.96%	2.00%
Expenses net of voluntary waivers, if any	2.05%	1.98%	1.90%	1.96%	2.00%
Expenses net of all reductions	1.99%	1.94%	1.89%	1.95%	1.98%
Net investment income (loss)	(.75)%	(.69)%	(.97)%	(.89)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,325	$ 122,920	$ 156,488	$ 112,671	$ 37,229
Portfolio turnover rate	96%	121%	92%	91%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 17.92	$ 19.89	$ 16.54	$ 13.98
Income from Investment Operations
Net investment income (loss)C	(.09)	(.10)	(.20)	(.16)	(.21)
Net realized and unrealized gain (loss)	(2.69)	(3.06)	(1.39)	4.54	3.59
Total from investment operations	(2.78)	(3.16)	(1.59)	4.38	3.38
Distributions from net realized gain	-	(.12)	(.29)	(1.03)	(.82)
Distributions in excess of net realized gain	-	-	(.09)	-	-
Total distributions	-	(.12)	(.38)	(1.03)	(.82)
Net asset value, end of period	$ 11.86	$ 14.64	$ 17.92	$ 19.89	$ 16.54
Total ReturnA,B	(18.99)%	(17.76)%	(8.23)%	27.90%	25.79%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.02%	1.95%	1.90%	1.97%	2.80%
Expenses net of voluntary waivers, if any	2.02%	1.95%	1.90%	1.97%	2.50%
Expenses net of all reductions	1.96%	1.91%	1.88%	1.96%	2.48%
Net investment income (loss)	(.71)%	(.65)%	(.96)%	(.90)%	(1.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,307	$ 50,216	$ 52,542	$ 30,468	$ 4,393
Portfolio turnover rate	96%	121%	92%	91%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.22	$ 18.41	$ 20.33	$ 16.77	$ 14.05
Income from Investment Operations
Net investment income (loss)B	.06	.07	.02	.03	.03
Net realized and unrealized gain (loss)	(2.81)	(3.14)	(1.45)	4.63	3.56
Total from investment operations	(2.75)	(3.07)	(1.43)	4.66	3.59
Distributions from net realized gain	-	(.12)	(.36)	(1.10)	(.87)
Distributions in excess of net realized gain	-	-	(.13)	-	-
Total distributions	-	(.12)	(.49)	(1.10)	(.87)
Net asset value, end of period	$ 12.47	$ 15.22	$ 18.41	$ 20.33	$ 16.77
Total ReturnA	(18.07)%	(16.79)%	(7.31)%	29.37%	27.35%
Ratios to Average Net AssetsC
Expenses before expense reductions	.88%	.85%	.82%	.91%	.99%
Expenses net of voluntary waivers, if any	.88%	.85%	.82%	.91%	.99%
Expenses net of all reductions	.82%	.82%	.81%	.90%	.97%
Net investment income (loss)	.43%	.44%	.11%	.16%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,313	$ 23,495	$ 13,665	$ 13,856	$ 8,742
Portfolio turnover rate	96%	121%	92%	91%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 37,666,658	|
Unrealized depreciation	(44,976,499)
Net unrealized appreciation (depreciation)	(7,309,841)
Capital loss carryforward	(203,480,143)
Total Distributable earnings	$ (210,789,984)
Cost for federal income tax purposes	$ 471,667,438

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 99,681	$ 191	$ 5,679
Class T	.27%	.25%	1,471,488	5,424	45,104
Class B	.75%	.25%	1,019,853	765,078	-
Class C	.75%	.25%	432,595	83,194	-
			$ 3,023,617	$ 853,887	$ 50,783

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 125,141	$ 39,665
Class T	193,828	36,768
Class B*	401,047	401,047
Class C*	8,321	8,321
	$ 728,337	$ 485,801

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 143,891.38
Class T	779,135.27
Class B	425,688.42
Class C	154,749.36
Institutional Class	126,154.22
	$ 1,629,617

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $532,786 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	2.05%	$ 26,746

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 248,688	$ 90
Class A	5,679	-	-
Class T	45,104	-	-
	$ 50,783	$ 248,688	$ 90

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net realized gain
Class A	$ -	$ 255,149
Class T	-	2,374,810
Class B	-	1,049,741
Class C	-	359,123
Institutional Class	-	90,246
Total	$ -	$ 4,129,069

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	1,304,610	1,232,706	$ 17,706,051	$ 20,118,992
Reinvestment of distributions	-	13,202	-	240,938
Shares redeemed	(1,010,264)	(688,738)	(13,302,614)	(10,959,098)
Net increase (decrease)	294,346	557,170	$ 4,403,437	$ 9,400,832
Class T
Shares sold	5,477,589	7,802,568	$ 73,235,441	$ 128,662,324
Reinvestment of distributions	-	124,695	-	2,278,167
Shares redeemed	(8,149,472)	(5,599,197)	(106,883,442)	(89,085,985)
Net increase (decrease)	(2,671,883)	2,328,066	$ (33,648,001)	$ 41,854,506
Class B
Shares sold	1,586,867	2,237,008	$ 20,705,711	$ 36,509,825
Reinvestment of distributions	-	49,786	-	897,137
Shares redeemed	(2,864,909)	(2,623,632)	(36,856,060)	(40,848,943)
Net increase (decrease)	(1,278,042)	(336,838)	$ (16,150,349)	$ (3,441,981)
Class C
Shares sold	838,468	1,370,867	$ 11,076,014	$ 22,147,498
Reinvestment of distributions	-	17,447	-	313,526
Shares redeemed	(1,206,209)	(891,110)	(15,430,206)	(14,054,047)
Net increase (decrease)	(367,741)	497,204	$ (4,354,192)	$ 8,406,977
Institutional Class
Shares sold	6,787,678	1,633,840	$ 90,731,937	$ 25,422,321
Reinvestment of distributions	-	3,796	-	70,155
Shares redeemed	(2,450,500)	(835,753)	(29,061,690)	(13,152,048)
Net increase (decrease)	4,337,178	801,883	$ 61,670,247	$ 12,340,428

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Large Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Large Cap Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Large Cap Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Large Cap (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Name, Age; Principal Occupation
Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Large Cap. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Karen Firestone (46)

Year of Election or Appointment: 1999

Vice President of Advisor Large Cap. Ms. Firestone is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Large Cap. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Large Cap. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Large Cap. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Advisor Large Cap. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Large Cap. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Large Cap. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Large Cap. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

LC-ANN-0103 335817
1.539156.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Large Cap

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Large Cap Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Large Cap - Inst CL	-18.07%	4.11%	47.41%
S&P 500 ®	-16.51%	4.94%	62.16%
Growth Funds Average	-18.96%	0.04%	n/a *
Large-Cap Core Funds Average	-18.15%	-1.99%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - Inst CL	-18.07%	0.81%	5.89%
S&P 500	-16.51%	0.97%	7.39%
Growth Funds Average	-18.96%	-0.41%	n/a *
Large-Cap Core Funds Average	-18.15%	-0.57%	n/a *

Average annual returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Large Cap Fund - Institutional Class on February 20, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were very difficult. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Fidelity Advisor Large Cap Fund

Q. How did the fund perform, Karen?

A. For the 12 months ending November 30, 2002, the fund's Institutional Class shares fell 18.07%. In comparison, the Lipper Inc. growth funds average and the Standard & Poor's 500 Index declined 18.96% and 16.51%, respectively.

Q. What affected performance during the past year?

A. There were few places to hide from negative returns given that every major sector ended the period firmly in the red, despite a strong broad-market rally in October and November. As the prospects for a strong economic recovery dimmed during the period, the fund benefited from my becoming more cautious, as I emphasized high-quality companies with good earnings visibility, decent growth rates and reasonably attractive valuations. At the same time, I limited the fund's exposure to higher-growth names with little-to-no current earnings that suffered the most amid difficult market conditions. We also avoided most of the companies with overly complex corporate structures - including Tyco International and WorldCom - that were plagued by accounting scandals. While this conservative positioning helped relative to our competitors, it wasn't as effective versus the index.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Could you expand on your principal strategies?

A. I invested in several mid- and large-sized industrial and consumer stocks that performed nicely in a tough market. Rail stocks, such as Union Pacific, were strong, as was defense contractor Lockheed Martin. Additionally, the fund got a boost from its ample exposure to fast-growing specialty and multiline retailers, including Lowe's and Big Lots, respectively, as well as auto component maker TRW. Tribune Company aided performance too, bucking a downtrend in the media sector. I also played some good defense. I added to holdings in attractively priced consumer staples stocks, such as Alberto-Culver, which helped. Tobacco giant Philip Morris also was a top relative contributor, despite falling on heightened litigation risk during the summer. Another plus was avoiding utilities stocks, which were plagued by overcapacity and weak fundamentals.

Q. What investment decisions didn't work out as well?

A. My decisions in health care hurt the most. Despite good results from our equipment and services stocks - most notably Boston Scientific - small positions in several biotechnology holdings were harmful. Millennium Pharmaceuticals, Protein Design Labs, Ilex Oncology and Alkermes were notable detractors, as investors embraced companies with better near-term earnings prospects. The damage would have been worse had I not scaled back on the fund's large-cap drug stocks, which struggled due to patent expirations, slower product approvals and manufacturing problems, among other factors. Johnson & Johnson was the exception, and underweighting the stock hurt, as it performed relatively well due to investors' enthusiasm for its new drug-coated stents.

Q. What else detracted?

A. While trimming the fund's technology exposure sheltered the fund somewhat, performance was hurt by an emphasis on large-cap hardware names, such as Intel, which suffered from sluggish capital spending and a delayed new personal computer cycle. A handful of smaller-cap semiconductor names, including LTX and Integrated Device Technology, also dampened results. Still, having an overweighted position in Microsoft helped, as the stock outpaced the index due to more stable earnings. In finance, the fund lost ground by not owning enough regional banks, which benefited from last year's aggressive interest rate cuts. Finally, a holding in media company Adelphia Communications hurt performance.

Q. What's your outlook?

A. It appeared that the economy was gradually improving toward the end of the period, so I increased my weighting in cyclicals, such as technology and industrial companies. However, I will stay focused on finding companies I feel are likely to grow their revenues and earnings and outperform the market through any economic environment. I'm particularly interested in growth stories related to advances in medical devices, successful media enterprises, consumer product portfolios and defense contractors. I'll also continue to be cautious and steer clear of companies with complicated corporate structures, overly aggressive managements and/or any situation where the reported numbers don't seem to make sense.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: February 20, 1996

Size: as of November 30, 2002, more than $462 million

Manager: Karen Firestone, since 1998; manager, Fidelity Destiny I, since 2000; joined Fidelity in 1983

3

Karen Firestone reviews her core strategies:

"As I've stated before, I think it's important for me to find the best investment vehicles within the growth universe. Shareholders put money into my fund because I represent growth investing. Given that, I feel I need to have ample exposure to the more volatile areas of the market, such as technology, and to invest in good companies at bargain prices, even when they're out of favor. While I didn't actively increase the fund's tech weighting during the period, I wasn't tempted to sell much either, since I had strong conviction in the high-quality companies I owned. The overall tech weighting did come up slightly, however, because our stocks rallied more than the market late in the period.

"Before I invest in it, I need to understand the component businesses that make up a company. If I can't figure out its financials or what's driving the business, then I don't want to own its stock. Nor will I invest if I am not completely comfortable with a firm's top executives. It's critical that I keep portfolio management in my hands and not allow corporate missteps to dictate performance. While I don't believe we have come to the end of the corporate scandal phenomenon, I hope my investment discipline keeps us from owning troubled names."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	6.2	5.1
Wal-Mart Stores, Inc.	2.6	2.5
Intel Corp.	2.4	2.8
General Electric Co.	2.2	1.8
Merck & Co., Inc.	2.2	1.0
Pfizer, Inc.	1.8	2.2
Bank of America Corp.	1.8	1.3
Exxon Mobil Corp.	1.6	2.0
Viacom, Inc. Class B (non-vtg.)	1.6	1.5
Johnson & Johnson	1.6	0.9
	24.0
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.1	18.6
Consumer Discretionary	19.2	18.4
Health Care	15.2	12.9
Financials	14.0	12.5
Industrials	11.3	8.9
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 99.5%		Stocks 94.1%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	6.4%	** Foreign investments	7.9%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.2%
Michelin SA (Compagnie Generale des Etablissements) Series B	27,200	$ 943,456
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	95,500	1,766,750
Ruby Tuesday, Inc.	58,300	1,049,983
		2,816,733
Household Durables - 0.7%
Sony Corp. sponsored ADR	75,400	3,343,990
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	93,800	2,190,230
eBay, Inc. (a)	36,800	2,537,360
		4,727,590
Leisure Equipment & Products - 0.4%
Mattel, Inc.	85,300	1,758,886
Media - 10.1%
AOL Time Warner, Inc. (a)	88,400	1,447,108
Belo Corp. Series A	111,500	2,585,685
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	56,433	3,498,846
Comcast Corp.:
Class A (a)	68,884	1,614,641
Class A (special) (a)	164,800	3,757,440
Fox Entertainment Group, Inc. Class A (a)	33,300	887,778
Grupo Televisa SA de CV sponsored ADR (a)	78,500	2,310,255
Interpublic Group of Companies, Inc.	113,200	1,694,604
Knight-Ridder, Inc.	37,600	2,357,896
Pixar (a)	20,000	1,154,800
Television Francaise 1 SA	80,600	2,423,887
The New York Times Co. Class A	50,100	2,406,804
TMP Worldwide, Inc. (a)	76,300	1,111,691
Tribune Co.	124,900	5,720,420
Univision Communications, Inc. Class A (a)	102,500	3,294,350
Viacom, Inc. Class B (non-vtg.) (a)	159,774	7,510,976
Walt Disney Co.	132,000	2,616,240
		46,393,421
Multiline Retail - 3.2%
Big Lots, Inc. (a)	115,900	1,471,930
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Costco Wholesale Corp. (a)	35,200	$ 1,136,960
Wal-Mart Stores, Inc.	223,700	12,115,592
		14,724,482
Specialty Retail - 2.3%
Gap, Inc.	124,200	1,973,538
Lowe's Companies, Inc.	157,050	6,517,575
Staples, Inc. (a)	116,400	2,246,520
		10,737,633
Textiles Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	37,700	1,688,206
Polo Ralph Lauren Corp. Class A (a)	66,600	1,580,418
		3,268,624
TOTAL CONSUMER DISCRETIONARY		88,714,815
CONSUMER STAPLES - 9.1%
Beverages - 3.3%
Anheuser-Busch Companies, Inc.	63,300	3,109,296
PepsiCo, Inc.	126,600	5,377,968
The Coca-Cola Co.	149,400	6,818,616
		15,305,880
Food Products - 0.6%
Dean Foods Co. (a)	76,300	2,834,545
Household Products - 1.3%
Procter & Gamble Co.	53,700	4,510,800
The Dial Corp.	66,600	1,386,612
		5,897,412
Personal Products - 2.3%
Alberto-Culver Co. Class B	81,750	4,050,713
Gillette Co.	218,500	6,624,920
		10,675,633
Tobacco - 1.6%
Philip Morris Companies, Inc.	194,580	7,339,558
TOTAL CONSUMER STAPLES		42,053,028
ENERGY - 6.0%
Energy Equipment & Services - 1.9%
Rowan Companies, Inc.	89,400	1,904,220
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	101,800	$ 4,504,650
Tidewater, Inc.	74,900	2,316,657
		8,725,527
Oil & Gas - 4.1%
ChevronTexaco Corp.	58,500	3,921,255
ConocoPhillips	107,098	5,120,355
Exxon Mobil Corp.	216,600	7,537,680
Ocean Energy, Inc.	127,500	2,402,100
		18,981,390
TOTAL ENERGY		27,706,917
FINANCIALS - 14.0%
Banks - 5.7%
Bank of America Corp.	117,800	8,255,424
Bank One Corp.	136,400	5,386,436
Banknorth Group, Inc.	30,270	666,848
Fifth Third Bancorp	41,300	2,312,800
Synovus Financial Corp.	52,400	1,091,492
Wachovia Corp.	114,548	4,026,362
Wells Fargo & Co.	96,400	4,454,644
		26,194,006
Diversified Financials - 5.6%
American Express Co.	156,290	6,084,370
Citigroup, Inc.	96,066	3,735,046
Credit Saison Co. Ltd.	75,800	1,393,405
Fannie Mae	58,370	3,680,229
Freddie Mac	42,400	2,443,936
JAFCO Co. Ltd.	15,400	765,794
Legg Mason, Inc.	42,600	2,201,568
MBNA Corp.	118,700	2,533,058
Morgan Stanley	72,400	3,275,376
		26,112,782
Insurance - 2.7%
AFLAC, Inc.	49,200	1,517,820
Allstate Corp.	81,800	3,192,654
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	92,087	$ 5,999,468
Principal Financial Group, Inc.	64,400	1,867,600
		12,577,542
TOTAL FINANCIALS		64,884,330
HEALTH CARE - 15.2%
Biotechnology - 1.3%
Cephalon, Inc. (a)	35,200	1,928,960
Genzyme Corp. - General Division (a)	20,200	662,560
MedImmune, Inc. (a)	51,100	1,348,018
Millennium Pharmaceuticals, Inc. (a)	87,400	874,874
Protein Design Labs, Inc. (a)	104,800	956,824
		5,771,236
Health Care Equipment & Supplies - 2.7%
Advanced Medical Optics, Inc. (a)	1	11
Boston Scientific Corp. (a)	160,800	6,753,600
Medtronic, Inc.	97,400	4,553,450
Stryker Corp.	22,300	1,379,255
		12,686,316
Health Care Providers & Services - 0.3%
Accredo Health, Inc. (a)	23,400	1,247,782
Pharmaceuticals - 10.9%
Abbott Laboratories	98,100	4,294,818
Allergan, Inc.	62,400	3,668,496
Bristol-Myers Squibb Co.	253,360	6,714,040
Eli Lilly & Co.	39,200	2,677,360
Forest Laboratories, Inc. (a)	22,500	2,414,925
Johnson & Johnson	128,880	7,348,738
Merck & Co., Inc.	173,230	10,291,594
Mylan Laboratories, Inc.	64,590	2,178,621
Pfizer, Inc.	266,750	8,413,295
Schering-Plough Corp.	106,300	2,408,758
		50,410,645
TOTAL HEALTH CARE		70,115,979
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 11.3%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	77,700	$ 4,055,940
Northrop Grumman Corp.	34,000	3,294,940
		7,350,880
Air Freight & Logistics - 1.2%
FedEx Corp.	77,000	4,047,890
United Parcel Service, Inc. Class B	20,400	1,292,544
		5,340,434
Airlines - 0.5%
Southwest Airlines Co.	147,000	2,440,200
Building Products - 0.7%
American Standard Companies, Inc. (a)	45,200	3,366,496
Commercial Services & Supplies - 1.2%
ChoicePoint, Inc. (a)	30,800	1,157,464
Cintas Corp.	48,600	2,452,842
Robert Half International, Inc. (a)	106,900	2,100,585
		5,710,891
Electrical Equipment - 0.4%
Emerson Electric Co.	35,200	1,835,680
Industrial Conglomerates - 3.2%
3M Co.	35,600	4,622,660
General Electric Co.	380,100	10,300,710
		14,923,370
Machinery - 1.3%
Graco, Inc.	91,050	2,691,438
Illinois Tool Works, Inc.	49,900	3,392,701
		6,084,139
Road & Rail - 1.2%
Union Pacific Corp.	93,100	5,390,490
TOTAL INDUSTRIALS		52,442,580
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc. (a)	93,300	530,877
Cisco Systems, Inc. (a)	311,968	4,654,563
Harris Corp.	72,500	1,951,700
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	317,700	$ 3,615,426
UTStarcom, Inc. (a)	102,949	2,115,602
		12,868,168
Computers & Peripherals - 2.9%
Dell Computer Corp. (a)	248,400	7,096,788
International Business Machines Corp.	61,100	5,321,810
Sun Microsystems, Inc. (a)	275,300	1,181,312
		13,599,910
Electronic Equipment & Instruments - 0.2%
Kyocera Corp.	13,600	886,312
Semiconductor Equipment & Products - 7.0%
Altera Corp. (a)	146,700	2,131,551
Analog Devices, Inc. (a)	123,800	3,799,422
Integrated Device Technology, Inc. (a)	67,800	728,850
Intel Corp.	538,400	11,241,792
International Rectifier Corp. (a)	32,500	811,200
Marvell Technology Group Ltd. (a)	61,700	1,396,888
Micrel, Inc. (a)	103,700	1,179,173
Micron Technology, Inc. (a)	91,500	1,446,615
QLogic Corp. (a)	21,300	925,272
Samsung Electronics Co. Ltd. unit	9,700	1,556,850
Texas Instruments, Inc.	310,800	6,250,188
Tokyo Electron Ltd.	18,000	914,160
		32,381,961
Software - 7.2%
Activision, Inc. (a)	57,400	1,239,840
Microsoft Corp. (a)	493,769	28,549,721
Rational Software Corp. (a)	115,100	1,064,675
Reynolds & Reynolds Co. Class A	98,400	2,624,328
		33,478,564
TOTAL INFORMATION TECHNOLOGY		93,214,915
MATERIALS - 2.3%
Chemicals - 0.6%
Monsanto Co.	76,300	1,342,117
PPG Industries, Inc.	27,500	1,377,200
		2,719,317
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.9%
Pactiv Corp. (a)	115,300	$ 2,386,710
Smurfit-Stone Container Corp. (a)	121,900	1,777,302
		4,164,012
Metals & Mining - 0.8%
Arcelor SA (a)	187,781	2,464,209
Nucor Corp.	28,900	1,451,936
		3,916,145
TOTAL MATERIALS		10,799,474
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
AT&T Corp.	67,440	1,891,018
BellSouth Corp.	37,700	1,048,060
KT Corp. sponsored ADR	84,500	1,820,975
Verizon Communications, Inc.	104,600	4,380,648
		9,140,701
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	71,000	1,331,250
TOTAL TELECOMMUNICATION SERVICES		10,471,951
TOTAL COMMON STOCKS (Cost $461,002,452)		460,403,989
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 1.47% (b)	3,355,608	3,355,608
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	598,000	598,000
TOTAL MONEY MARKET FUNDS (Cost $3,953,608)		3,953,608
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $464,956,060)		464,357,597
NET OTHER ASSETS - (0.4)%		(1,890,996)
NET ASSETS - 100%		$ 462,466,601
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $508,762,040 and $478,428,764, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,826 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $203,480,143 of which $104,833,304 and $98,646,839 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $8,457,602 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002
Assets
Investment in securities, at value (including securities loaned of $560,300) (cost $464,956,060) - See accompanying schedule		$ 464,357,597
Foreign currency held at value (cost $18)		18
Receivable for investments sold		3,933,978
Receivable for fund shares sold		458,750
Dividends receivable		621,757
Interest receivable		20,333
Receivable from investment adviser for expense reductions		5,854
Other receivables		251
Total assets		469,398,538
Liabilities
Payable to custodian bank	$ 47
Payable for investments purchased	5,278,770
Payable for fund shares redeemed	543,865
Accrued management fee	229,424
Distribution fees payable	207,968
Other payables and accrued expenses	73,863
Collateral on securities loaned, at value	598,000
Total liabilities		6,931,937
Net Assets		$ 462,466,601
Net Assets consist of:
Paid in capital		$ 681,714,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(218,649,734)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(597,855)
Net Assets		$ 462,466,601

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,707,316 ÷ 2,921,596 shares)	$ 12.22

Maximum offering price per share (100/94.25 of $12.22)	$ 12.97
Class T: Net Asset Value and redemption price per share ($232,813,665 ÷ 19,098,219 shares)	$ 12.19

Maximum offering price per share (100/96.50 of $12.19)	$ 12.63
Class B: Net Asset Value and offering price per share ($84,325,456 ÷ 7,094,263 shares)A	$ 11.89

Class C: Net Asset Value and offering price per share ($36,306,819 ÷ 3,062,059 shares)A	$ 11.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($73,313,345 ÷ 5,881,188 shares)	$ 12.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002
Investment Income
Dividends		$ 5,978,164
Interest		532,795
Security lending		21,150
Total income		6,532,109
Expenses
Management fee	$ 3,051,637
Transfer agent fees	1,629,617
Distribution fees	3,023,617
Accounting and security lending fees	187,916
Non-interested trustees' compensation	1,859
Custodian fees and expenses	48,337
Registration fees	66,048
Audit	30,413
Legal	3,444
Miscellaneous	35,343
Total expenses before reductions	8,078,231
Expense reductions	(326,307)	7,751,924
Net investment income (loss)		(1,219,815)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(99,021,492)
Foreign currency transactions	9,946
Total net realized gain (loss)		(99,011,546)
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,064,924)
Assets and liabilities in foreign currencies	69
Total change in net unrealized appreciation (depreciation)		(11,064,855)
Net gain (loss)		(110,076,401)
Net increase (decrease) in net assets resulting from operations		$ (111,296,216)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,219,815)	$ (1,557,164)
Net realized gain (loss)	(99,011,546)	(109,108,177)
Change in net unrealized appreciation (depreciation)	(11,064,855)	(6,417,315)
Net increase (decrease) in net assets resulting from operations	(111,296,216)	(117,082,656)
Distributions to shareholders from net realized gain	-	(4,129,069)
Share transactions - net increase (decrease)	11,921,142	68,560,762
Total increase (decrease) in net assets	(99,375,074)	(52,650,963)
Net Assets
Beginning of period	561,841,675	614,492,638
End of period	$ 462,466,601	$ 561,841,675

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 18.19	$ 20.13	$ 16.62	$ 13.96
Income from Investment Operations
Net investment income (loss)C	-	.01	(.05)	(.03)	(.05)
Net realized and unrealized gain (loss)	(2.76)	(3.10)	(1.43)	4.59	3.54
Total from investment operations	(2.76)	(3.09)	(1.48)	4.56	3.49
Distributions from net realized gain	-	(.12)	(.35)	(1.05)	(.83)
Distributions in excess of net realized gain	-	-	(.11)	-	-
Total distributions	-	(.12)	(.46)	(1.05)	(.83)
Net asset value, end of period	$ 12.22	$ 14.98	$ 18.19	$ 20.13	$ 16.62
Total ReturnA,B	(18.42)%	(17.11)%	(7.62)%	28.93%	26.69%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.30%	1.23%	1.17%	1.24%	1.46%
Expenses net of voluntary waivers, if any	1.30%	1.23%	1.17%	1.24%	1.46%
Expenses net of all reductions	1.25%	1.20%	1.16%	1.23%	1.44%
Net investment income (loss)	.00%	.06%	(.24)%	(.17)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,707	$ 39,364	$ 37,656	$ 19,600	$ 4,254
Portfolio turnover rate	96%	121%	92%	91%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 18.22	$ 20.16	$ 16.67	$ 13.98
Income from Investment Operations
Net investment income (loss)C	(.02)	(.02)	(.09)	(.07)	(.05)
Net realized and unrealized gain (loss)	(2.76)	(3.11)	(1.42)	4.61	3.56
Total from investment operations	(2.78)	(3.13)	(1.51)	4.54	3.51
Distributions from net realized gain	-	(.12)	(.32)	(1.05)	(.82)
Distributions in excess of net realized gain	-	-	(.11)	-	-
Total distributions	-	(.12)	(.43)	(1.05)	(.82)
Net asset value, end of period	$ 12.19	$ 14.97	$ 18.22	$ 20.16	$ 16.67
Total ReturnA,B	(18.57)%	(17.30)%	(7.75)%	28.71%	26.77%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.44%	1.39%	1.36%	1.44%	1.46%
Expenses net of voluntary waivers, if any	1.44%	1.39%	1.36%	1.44%	1.46%
Expenses net of all reductions	1.39%	1.36%	1.34%	1.42%	1.44%
Net investment income (loss)	(.14)%	(.10)%	(.42)%	(.36)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,814	$ 325,846	$ 354,141	$ 285,939	$ 81,455
Portfolio turnover rate	96%	121%	92%	91%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 14.68	$ 17.97	$ 19.92	$ 16.50	$ 13.85
Income from Investment Operations
Net investment income (loss)C	(.10)	(.11)	(.20)	(.16)	(.13)
Net realized and unrealized gain (loss)	(2.69)	(3.06)	(1.40)	4.56	3.54
Total from investment operations	(2.79)	(3.17)	(1.60)	4.40	3.41
Distributions from net realized gain	-	(.12)	(.26)	(.98)	(.76)
Distributions in excess of net realized gain	-	-	(.09)	-	-
Total distributions	-	(.12)	(.35)	(.98)	(.76)
Net asset value, end of period	$ 11.89	$ 14.68	$ 17.97	$ 19.92	$ 16.50
Total ReturnA,B	(19.01)%	(17.76)%	(8.25)%	28.02%	26.15%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.08%	1.98%	1.90%	1.96%	2.00%
Expenses net of voluntary waivers, if any	2.05%	1.98%	1.90%	1.96%	2.00%
Expenses net of all reductions	1.99%	1.94%	1.89%	1.95%	1.98%
Net investment income (loss)	(.75)%	(.69)%	(.97)%	(.89)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,325	$ 122,920	$ 156,488	$ 112,671	$ 37,229
Portfolio turnover rate	96%	121%	92%	91%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 17.92	$ 19.89	$ 16.54	$ 13.98
Income from Investment Operations
Net investment income (loss)C	(.09)	(.10)	(.20)	(.16)	(.21)
Net realized and unrealized gain (loss)	(2.69)	(3.06)	(1.39)	4.54	3.59
Total from investment operations	(2.78)	(3.16)	(1.59)	4.38	3.38
Distributions from net realized gain	-	(.12)	(.29)	(1.03)	(.82)
Distributions in excess of net realized gain	-	-	(.09)	-	-
Total distributions	-	(.12)	(.38)	(1.03)	(.82)
Net asset value, end of period	$ 11.86	$ 14.64	$ 17.92	$ 19.89	$ 16.54
Total ReturnA,B	(18.99)%	(17.76)%	(8.23)%	27.90%	25.79%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.02%	1.95%	1.90%	1.97%	2.80%
Expenses net of voluntary waivers, if any	2.02%	1.95%	1.90%	1.97%	2.50%
Expenses net of all reductions	1.96%	1.91%	1.88%	1.96%	2.48%
Net investment income (loss)	(.71)%	(.65)%	(.96)%	(.90)%	(1.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,307	$ 50,216	$ 52,542	$ 30,468	$ 4,393
Portfolio turnover rate	96%	121%	92%	91%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.22	$ 18.41	$ 20.33	$ 16.77	$ 14.05
Income from Investment Operations
Net investment income (loss)B	.06	.07	.02	.03	.03
Net realized and unrealized gain (loss)	(2.81)	(3.14)	(1.45)	4.63	3.56
Total from investment operations	(2.75)	(3.07)	(1.43)	4.66	3.59
Distributions from net realized gain	-	(.12)	(.36)	(1.10)	(.87)
Distributions in excess of net realized gain	-	-	(.13)	-	-
Total distributions	-	(.12)	(.49)	(1.10)	(.87)
Net asset value, end of period	$ 12.47	$ 15.22	$ 18.41	$ 20.33	$ 16.77
Total ReturnA	(18.07)%	(16.79)%	(7.31)%	29.37%	27.35%
Ratios to Average Net AssetsC
Expenses before expense reductions	.88%	.85%	.82%	.91%	.99%
Expenses net of voluntary waivers, if any	.88%	.85%	.82%	.91%	.99%
Expenses net of all reductions	.82%	.82%	.81%	.90%	.97%
Net investment income (loss)	.43%	.44%	.11%	.16%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,313	$ 23,495	$ 13,665	$ 13,856	$ 8,742
Portfolio turnover rate	96%	121%	92%	91%	141%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 37,666,658	|
Unrealized depreciation	(44,976,499)
Net unrealized appreciation (depreciation)	(7,309,841)
Capital loss carryforward	(203,480,143)
Total Distributable earnings	$ (210,789,984)
Cost for federal income tax purposes	$ 471,667,438

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 99,681	$ 191	$ 5,679
Class T	.27%	.25%	1,471,488	5,424	45,104
Class B	.75%	.25%	1,019,853	765,078	-
Class C	.75%	.25%	432,595	83,194	-
			$ 3,023,617	$ 853,887	$ 50,783

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 125,141	$ 39,665
Class T	193,828	36,768
Class B*	401,047	401,047
Class C*	8,321	8,321
	$ 728,337	$ 485,801

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 143,891.38
Class T	779,135.27
Class B	425,688.42
Class C	154,749.36
Institutional Class	126,154.22
	$ 1,629,617

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $532,786 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	2.05%	$ 26,746

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 248,688	$ 90
Class A	5,679	-	-
Class T	45,104	-	-
	$ 50,783	$ 248,688	$ 90

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net realized gain
Class A	$ -	$ 255,149
Class T	-	2,374,810
Class B	-	1,049,741
Class C	-	359,123
Institutional Class	-	90,246
Total	$ -	$ 4,129,069

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	1,304,610	1,232,706	$ 17,706,051	$ 20,118,992
Reinvestment of distributions	-	13,202	-	240,938
Shares redeemed	(1,010,264)	(688,738)	(13,302,614)	(10,959,098)
Net increase (decrease)	294,346	557,170	$ 4,403,437	$ 9,400,832
Class T
Shares sold	5,477,589	7,802,568	$ 73,235,441	$ 128,662,324
Reinvestment of distributions	-	124,695	-	2,278,167
Shares redeemed	(8,149,472)	(5,599,197)	(106,883,442)	(89,085,985)
Net increase (decrease)	(2,671,883)	2,328,066	$ (33,648,001)	$ 41,854,506
Class B
Shares sold	1,586,867	2,237,008	$ 20,705,711	$ 36,509,825
Reinvestment of distributions	-	49,786	-	897,137
Shares redeemed	(2,864,909)	(2,623,632)	(36,856,060)	(40,848,943)
Net increase (decrease)	(1,278,042)	(336,838)	$ (16,150,349)	$ (3,441,981)
Class C
Shares sold	838,468	1,370,867	$ 11,076,014	$ 22,147,498
Reinvestment of distributions	-	17,447	-	313,526
Shares redeemed	(1,206,209)	(891,110)	(15,430,206)	(14,054,047)
Net increase (decrease)	(367,741)	497,204	$ (4,354,192)	$ 8,406,977
Institutional Class
Shares sold	6,787,678	1,633,840	$ 90,731,937	$ 25,422,321
Reinvestment of distributions	-	3,796	-	70,155
Shares redeemed	(2,450,500)	(835,753)	(29,061,690)	(13,152,048)
Net increase (decrease)	4,337,178	801,883	$ 61,670,247	$ 12,340,428

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Large Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Large Cap Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Large Cap Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Large Cap (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Name, Age; Principal Occupation
Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Large Cap. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Karen Firestone (46)

Year of Election or Appointment: 1999

Vice President of Advisor Large Cap. Ms. Firestone is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Large Cap. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Large Cap. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Large Cap. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Advisor Large Cap. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Large Cap. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Large Cap. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Large Cap. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

LCI-ANN-0103 335819
1.539157.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class A
Performance - continued

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Leveraged Company Stock - CL A	7.41%	10.20%
Fidelity Adv Leveraged Company Stock - CL A (incl. 5.75% sales charge)	1.23%	3.86%
S&P 500®	-16.51%	-27.54%
CSFB Leveraged Equity	-16.22%	-37.45%
Capital Appreciation Funds Average	-14.55%	n/a*
Mid-Cap Value Funds Average	-5.69%	n/a*

* Not available

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM Index (S&P 500®) - a market capitalization-weighted index of common stocks - and the performance of the Credit Suisse First Boston (CSFB) Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Leveraged Company Stock - CL A	7.41%	5.17%
Fidelity Adv Leveraged Company Stock - CL A (incl. 5.75% sales charge)	1.23%	1.99%
S&P 500®	-16.51%	-15.40%
CSFB Leveraged Equity	-16.22%	-21.71%
Capital Appreciation Funds Average	-14.55%	n/a*
Mid-Cap Value Funds Average	-5.69%	n/a*

* Not available

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class A
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Leveraged Company Stock Fund - Class A on December 27, 2000, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL T	7.23%	9.70%
Fidelity Adv Leveraged Company Stock - CL T (incl. 3.50% sales charge)	3.48%	5.86%
S&P 500	-16.51%	-27.54%
CSFB Leveraged Equity	-16.22%	-37.45%
Capital Appreciation Funds Average	-14.55%	n/a*
Mid-Cap Value Funds Average	-5.69%	n/a*

* Not available

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Credit Suisse First Boston (CSFB) Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL T	7.23%	4.92%
Fidelity Adv Leveraged Company Stock - CL T (incl. 3.50% sales charge)	3.48%	3.00%
S&P 500	-16.51%	-15.40%
CSFB Leveraged Equity	-16.22%	-21.71%
Capital Appreciation Funds Average	-14.55%	n/a*
Mid-Cap Value Funds Average	-5.69%	n/a*

* Not available

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class T
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past one year and the life of fund total return figures are 5% and 4%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL B	6.97%	8.90%
Fidelity Adv Leveraged Company Stock - CL B (incl. contingent deferred sales charge)	1.97%	4.90%
S&P 500	-16.51%	-27.54%
CSFB Leveraged Equity	-16.22%	-37.45%
Capital Appreciation Funds Average	-14.55%	n/a*
Mid-Cap Value Funds Average	-5.69%	n/a*

* Not available

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case one year or since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Credit Suisse First Boston (CSFB) Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL B	6.97%	4.53%
Fidelity Adv Leveraged Company Stock - CL B (incl. contingent deferred sales charge)	1.97%	2.51%
S&P 500	-16.51%	-15.40%
CSFB Leveraged Equity	-16.22%	-21.71%
Capital Appreciation Funds Average	-14.55%	n/a*
Mid-Cap Value Funds Average	-5.69%	n/a*

* Not available

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class B
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class B on December 27, 2000, when the fund started. The chart shows how the value of your investment would have grown including the effect of applicable contingent deferred sales charge, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL C	6.67%	8.70%
Fidelity Adv Leveraged Company Stock - CL C (incl. contingent deferred sales charge)	5.67%	8.70%
S&P 500	-16.51%	-27.54%
CSFB Leveraged Equity	-16.22%	-37.45%
Capital Appreciation Funds Average	-14.55%	n/a*
Mid-Cap Value Funds Average	-5.69%	n/a*

* Not available

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case one year or since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Credit Suisse First Boston (CSFB) Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Leveraged Company Stock - CL C	6.67%	4.43%
Fidelity Adv Leveraged Company Stock - CL C (incl. contingent deferred sales charge)	5.67%	4.43%
S&P 500	-16.51%	-15.40%
CSFB Leveraged Equity	-16.22%	-21.71%
Capital Appreciation Funds Average	-14.55%	n/a*
Mid-Cap Value Funds Average	-5.69%	n/a*

* Not available

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Class C
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class C on December 27, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity Advisor Leveraged Company Stock Fund

Q. How did the fund perform, David?

A. For the 12 months that ended November 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 7.41%, 7.23%, 6.97% and 6.67%, respectively. The Standard & Poor's 500 Index returned -16.51%, while the Credit Suisse First Boston (CSFB) Leveraged Equity Index returned -16.22%. During the same 12-month period, the capital appreciation funds average tracked by Lipper Inc. returned -14.55%.

Q. What helped the fund post such strong performance relative to the indexes and its peers?

A. It was primarily due to a concentration of investments in stocks that outperformed the market significantly, especially in the wireless telecommunications industry. In addition, the fund benefited from avoiding some of the major laggards that plagued the market during the year. The S&P 500, the CSFB index and the fund's peers were more diversified, exposing them to stocks and sectors that struggled notably during the past year. The CSFB index, in particular, was dragged down by poor-performing electric utility and energy merchant stocks.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy during the period?

A. As always, I focused on selecting investments one company at a time, looking closely at balance sheets, management teams and fundamentals. I concentrated the fund in what I perceived were strong companies that offered solid fundamentals and the ability to grow market share regardless of the broad economic backdrop. With this approach in mind, I tended to favor wireless telecom service providers, because they offered very attractive growth prospects, the ability to reap revenues once customers and networks were in place, had improving pricing power and were in a consolidating industry. Satellite TV companies also were attractive to me, due to the steady recurring revenue they offered as well as my belief that they will continue to win customers from cable TV competitors.

Q. Which stocks performed particularly well?

A. Nextel Communications was the fund's top performer, beating earnings expectations by increasing market share and boasting the highest revenue-per-user in the wireless industry. Qwest Communications also fared well, profiting by selling off its directory business, giving it an additional $7 billion to pay down debt. Basic materials manufacturer Owens-Illinois continued to manage its abestos exposure well, at the same time that increasing demand for its unique glass bottles for alcohol products encouraged the firm to re-open factories that had been mothballed. Finally, cellular tower company American Tower did well through continued cash-flow growth and prospects for de-leveraging.

Q. Which stocks were disappointments?

A. Satellite TV provider EchoStar Communications' stock did poorly, although its business continued to do well. I held on to this stock because, in my view, the company's stock price should ultimately reflect its favorable business prospects. Grocery chain Pathmark struggled, as it missed earnings forecasts due to competition in the metropolitan New York area.

Q. David, what's your outlook?

A. I'm optimistic, believing that the outlook for leveraged equities is as good as it has been since the fund's inception. During the past two years, slow economic growth and limited access to capital created a difficult backdrop for leveraged companies. With the Federal Reserve Board aggressively lowering short-term interest rates and the federal government increasing spending, the stage should be set for improved growth and corporate profitability. While I believe prospects are solid for 2003 and 2004, it's impossible to predict exactly when we might see a broad-based recovery in the leveraged equity market. As a result, I've looked to invest the fund in companies with strong and flexible balance sheets that should help them ensure their continued existence and earnings growth regardless of the economic backdrop.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by normally investing in common stocks of leveraged companies and potentially investing in lower-quality debt securities

Start date: December 27, 2000

Size: as of November 30, 2002, more than $7 million

Manager: David Glancy, since inception; joined Fidelity in 1990

3

David Glancy on leveraged company stocks:

"Leveraged company stocks tend to rise and fall more sharply than equities of companies that don't carry debt. Leveraged companies choose to use debt to finance their growth or operations instead of issuing more shares of stock to do so. Therefore, any change in the asset value of a leveraged company is reflected more profoundly in the price of the firm's outstanding shares.

"To illustrate, consider the effect of an increase in the value of your home. If your mortgage represents only a small portion of the value of the house, any change in that value will have a relatively small percentage effect on the value of the equity you hold in the house. On the other hand, if you have a mortgage that comprises a significantly larger part of the overall value of the house, any increase in the value will be reflected as a larger percentage increase in the outstanding equity that you own. In a similar fashion, smaller changes in the asset values of leveraged company stocks can translate into more significant changes in the equities' share prices. This characteristic cuts both ways, as leveraged company stocks tend to both rise and fall faster than generic equities when the market perceives a change in a company's asset value."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	5.7	9.6
AES Corp.	3.9	0.5
Nextel Communications, Inc. Class A	3.8	1.9
AmeriCredit Corp.	3.7	0.6
Level 3 Communications, Inc.	3.6	1.7
American Tower Corp. Class A	3.4	0.3
American Financial Group, Inc., Ohio	3.3	3.4
ConocoPhillips	3.0	4.9
Markel Corp.	2.9	3.0
PG&E Corp.	2.2	0.0
	35.5
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.5	25.3
Financials	15.3	11.5
Telecommunication Services	14.3	5.4
Energy	9.5	11.3
Utilities	7.8	2.0
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 80.7%		Stocks 84.2%
	Bonds 2.0%		Bonds 1.2%
	Short-Term Investments and Net Other Assets 17.3%		Short-Term Investments and Net Other Assets 14.6%
* Foreign investments	0.8%	** Foreign investments	2.1%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 80.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.3%
Hotels, Restaurants & Leisure - 0.3%
Friendly Ice Cream Corp. (a)	3,976	$ 20,476
Household Durables - 0.1%
Champion Enterprises, Inc. (a)	1,400	5,110
Leisure Equipment & Products - 1.3%
M&F Worldwide Corp. (a)	18,000	97,200
Media - 15.6%
AMC Entertainment, Inc. (a)	7,400	72,890
Cablevision Systems Corp. - NY Group Class A (a)	4,200	71,022
Charter Communications, Inc. Class A (a)	10,600	21,624
EchoStar Communications Corp. Class A (a)	21,290	434,529
Granite Broadcasting Corp. (non vtg.) (a)	38,500	84,700
Liberty Media Corp.:
rights 12/2/02 (a)	120	552
Class A (a)	6,200	65,472
LodgeNet Entertainment Corp. (a)	7,000	74,480
Pegasus Communications Corp. Class A (a)	92,500	111,000
Regal Entertainment Group Class A	100	2,260
Spanish Broadcasting System, Inc. Class A (a)	12,800	113,920
UnitedGlobalCom, Inc. Class A (a)	43,800	141,912
		1,194,361
TOTAL CONSUMER DISCRETIONARY		1,317,147
CONSUMER STAPLES - 4.1%
Food & Drug Retailing - 2.4%
7-Eleven, Inc. (a)	6,900	55,338
Pathmark Stores, Inc. (a)	4,640	18,053
Rite Aid Corp. (a)	30,600	71,604
Safeway, Inc. (a)	1,600	38,048
		183,043
Personal Products - 1.7%
Revlon, Inc. Class A (a)	32,100	127,116
TOTAL CONSUMER STAPLES		310,159
ENERGY - 9.5%
Energy Equipment & Services - 3.8%
Grant Prideco, Inc. (a)	7,400	75,702
Grey Wolf, Inc. (a)	12,700	48,387
Key Energy Services, Inc. (a)	7,700	69,300
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	1,400	$ 49,560
Pride International, Inc. (a)	2,300	32,154
Rowan Companies, Inc.	800	17,040
		292,143
Oil & Gas - 5.7%
Chesapeake Energy Corp.	8,000	55,440
ConocoPhillips	4,811	230,014
Occidental Petroleum Corp.	600	16,710
Teekay Shipping Corp.	1,400	52,262
Western Gas Resources, Inc.	2,210	78,212
		432,638
TOTAL ENERGY		724,781
FINANCIALS - 15.3%
Diversified Financials - 7.4%
AmeriCredit Corp. (a)	33,800	281,216
Ameritrade Holding Corp. Class A (a)	3,900	20,085
Capital One Financial Corp.	4,500	152,100
J.P. Morgan Chase & Co.	2,100	52,857
Metris Companies, Inc.	13,400	58,022
		564,280
Insurance - 6.9%
American Financial Group, Inc., Ohio	10,600	251,750
Markel Corp. (a)	1,110	220,890
Penn Treaty American Corp. (a)	23,300	56,153
		528,793
Real Estate - 1.0%
Equity Office Properties Trust	600	15,426
LNR Property Corp.	1,670	60,788
		76,214
TOTAL FINANCIALS		1,169,287
HEALTH CARE - 2.2%
Health Care Providers & Services - 2.2%
DaVita, Inc. (a)	900	23,085
PacifiCare Health Systems, Inc. (a)	2,400	64,195
Rotech Healthcare, Inc. (a)	1,000	16,610
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	3,000	$ 55,350
WebMD Corp. (a)	700	5,992
		165,232
INDUSTRIALS - 2.8%
Commercial Services & Supplies - 1.1%
Allied Waste Industries, Inc. (a)	5,700	60,876
Republic Services, Inc. (a)	1,000	21,500
		82,376
Industrial Conglomerates - 1.1%
Park-Ohio Holdings Corp. (a)	7,800	32,370
Tyco International Ltd.	3,000	53,520
		85,890
Machinery - 0.6%
Navistar International Corp.	1,500	46,290
TOTAL INDUSTRIALS		214,556
INFORMATION TECHNOLOGY - 1.3%
Semiconductor Equipment & Products - 1.3%
ChipPAC, Inc. Class A (a)	4,800	21,701
Fairchild Semiconductor International, Inc. Class A (a)	1,600	24,496
Micron Technology, Inc. (a)	3,200	50,592
		96,789
MATERIALS - 6.9%
Containers & Packaging - 4.8%
Owens-Illinois, Inc. (a)	9,900	155,430
Packaging Corp. of America (a)	1,970	35,263
Sealed Air Corp.	3,700	139,897
Smurfit-Stone Container Corp. (a)	2,500	36,450
		367,040
Metals & Mining - 1.8%
Barrick Gold Corp.	500	7,335
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	7,870	121,985
Oregon Steel Mills, Inc. (a)	1,500	7,050
		136,370
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.	1,300	$ 26,949
TOTAL MATERIALS		530,359
TELECOMMUNICATION SERVICES - 13.5%
Diversified Telecommunication Services - 4.9%
Covad Communications Group, Inc. (a)	11,400	15,276
Focal Communications Corp. (a)	2,703	1,135
Focal Communications Corp. warrants 12/14/07 (a)	22,678	2
Level 3 Communications, Inc. (a)	45,200	275,720
NTL, Inc. (a)(e)	2,600	13,650
Qwest Communications International, Inc. (a)	13,900	67,276
		373,059
Wireless Telecommunication Services - 8.6%
American Tower Corp. Class A (a)	65,400	258,984
Crown Castle International Corp. (a)	1,800	7,128
Nextel Communications, Inc. Class A (a)	21,315	293,081
NII Holdings, Inc. Class B (a)	7,800	99,840
		659,033
TOTAL TELECOMMUNICATION SERVICES		1,032,092
UTILITIES - 7.8%
Electric Utilities - 3.3%
CMS Energy Corp.	5,000	49,750
PG&E Corp. (a)	12,400	171,244
TXU Corp.	1,900	29,298
		250,292
Multi-Utilities & Unregulated Power - 4.5%
AES Corp. (a)	140,800	298,496
National Fuel Gas Co.	600	12,444
Westar Energy, Inc.	3,200	36,896
		347,836
TOTAL UTILITIES		598,128
TOTAL COMMON STOCKS (Cost $6,042,579)		6,158,530
Nonconvertible Bonds - 2.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.2%
Media - 0.1%
International Cabletel, Inc. 11.5% 2/1/06 (c)	$ 90,000	$ 9,000
Textiles Apparel & Luxury Goods - 1.1%
Kasper A.S.L. Ltd. 13% 3/31/04 (c)	120,000	84,000
TOTAL CONSUMER DISCRETIONARY		93,000
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
NTL Communications Corp. 11.875% 10/1/10 (c)	65,000	4,550
NTL, Inc.:
0% 4/1/08 (c)(d)	25,000	2,250
10% 2/15/07 (c)	30,000	3,000
WorldCom, Inc. 7.5% 5/15/11 (c)	200,000	53,000
		62,800
TOTAL NONCONVERTIBLE BONDS (Cost $159,011)		155,800
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 1.47% (b) (Cost $985,629)	985,629	985,629
Cash Equivalents - 0.6%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.34%, dated 11/29/02 due 12/2/02) (Cost $44,000)	$ 44,005	$ 44,000
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $7,231,219)		7,343,959
NET OTHER ASSETS - 3.8%		290,618
NET ASSETS - 100%		$ 7,634,577
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $13,126,423 and $11,377,271, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,765 for the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (including repurchase agreements of $44,000) (cost $7,231,219) - See accompanying schedule		$ 7,343,959
Receivable for investments sold		286,841
Receivable for fund shares sold		64,897
Dividends receivable		1,939
Interest receivable		1,247
Receivable from investment adviser for expense reductions		8,164
Other receivables		6,171
Total assets		7,713,218

Liabilities
Payable to custodian bank	$ 29,872
Payable for investments purchased
Regular delivery	3,129
Delayed delivery	12,316
Accrued management fee	3,504
Distribution fees payable	2,623
Other payables and accrued expenses	27,197
Total liabilities		78,641

Net Assets		$ 7,634,577
Net Assets consist of:
Paid in capital		$ 7,604,837
Undistributed net investment income		6,734
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(89,734)
Net unrealized appreciation (depreciation) on investments		112,740
Net Assets		$ 7,634,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($970,016 ÷ 88,004 shares)	$ 11.02

Maximum offering price per share (100/94.25 of $11.02)	$ 11.69
Class T: Net Asset Value and redemption price per share ($1,861,812 ÷ 169,756 shares)	$ 10.97

Maximum offering price per share (100/96.50 of $10.97)	$ 11.37
Class B: Net Asset Value and offering price per share ($1,158,618 ÷ 106,426 shares) A	$ 10.89

Class C: Net Asset Value and offering price per share ($1,357,150 ÷ 124,841 shares) A	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,286,981 ÷ 206,634 shares)	$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 19,425
Interest		14,823
Total income		34,248

Expenses
Management fee	$ 33,142
Transfer agent fees	17,887
Distribution fees	34,250
Accounting fees and expenses	61,390
Non-interested trustees' compensation	18
Custodian fees and expenses	5,593
Registration fees	63,847
Audit	35,961
Legal	691
Miscellaneous	5,952
Total expenses before reductions	258,731
Expense reductions	(169,089)	89,642
Net investment income (loss)		(55,394)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	747,893
Foreign currency transactions	(85)
Futures contracts	5,705
Total net realized gain (loss)		753,513
Change in net unrealized appreciation (depreciation) on: Investment securities	(176,166)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(176,167)
Net gain (loss)		577,346
Net increase (decrease) in net assets resulting from operations		$ 521,952

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	December 27, 2000 (commencement of operations) to November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (55,394)	$ (21,851)
Net realized gain (loss)	753,513	(789,216)
Change in net unrealized appreciation (depreciation)	(176,167)	290,330
Net increase (decrease) in net assets resulting from operations	521,952	(520,737)
Share transactions - net increase (decrease)	1,805,617	5,827,745
Total increase (decrease) in net assets	2,327,569	5,307,008

Net Assets
Beginning of period	5,307,008	-
End of period (including undistributed net investment income of $6,734)	$ 7,634,577	$ 5,307,008

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	-
Net realized and unrealized gain (loss)	.82	.26 F
Total from investment operations	.76	.26
Net asset value, end of period	$ 11.02	$ 10.26
Total Return B, C, D	7.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	4.50%	5.73% A
Expenses net of voluntary waivers, if any	1.66%	1.75% A
Expenses net of all reductions	1.30%	1.68% A
Net investment income (loss)	(.65)%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 970	$ 769
Portfolio turnover rate	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.02)
Net realized and unrealized gain (loss)	.83	.25 F
Total from investment operations	.74	.23
Net asset value, end of period	$ 10.97	$ 10.23
Total Return B, C, D	7.23%	2.30%
Ratios to Average Net Assets H
Expenses before expense reductions	4.81%	6.06% A
Expenses net of voluntary waivers, if any	1.91%	2.00% A
Expenses net of all reductions	1.55%	1.92% A
Net investment income (loss)	(.90)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,862	$ 1,473
Portfolio turnover rate	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.07)
Net realized and unrealized gain (loss)	.84	.25 F
Total from investment operations	.71	.18
Net asset value, end of period	$ 10.89	$ 10.18
Total Return B, C, D	6.97%	1.80%
Ratios to Average Net Assets H
Expenses before expense reductions	5.36%	6.58% A
Expenses net of voluntary waivers, if any	2.41%	2.50% A
Expenses net of all reductions	2.05%	2.43% A
Net investment income (loss)	(1.39)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,159	$ 919
Portfolio turnover rate	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.14)	(.07)
Net realized and unrealized gain (loss)	.82	.26 F
Total from investment operations	.68	.19
Net asset value, end of period	$ 10.87	$ 10.19
Total Return B, C, D	6.67%	1.90%
Ratios to Average Net Assets H
Expenses before expense reductions	5.22%	6.49% A
Expenses net of voluntary waivers, if any	2.43%	2.50% A
Expenses net of all reductions	2.07%	2.43% A
Net investment income (loss)	(1.42)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,357	$ 1,747
Portfolio turnover rate	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	.03
Net realized and unrealized gain (loss)	.83	.25 E
Total from investment operations	.79	.28
Net asset value, end of period	$ 11.07	$ 10.28
Total Return B, C	7.68%	2.80%
Ratios to Average Net Assets G
Expenses before expense reductions	4.32%	5.47% A
Expenses net of voluntary waivers, if any	1.45%	1.50% A
Expenses net of all reductions	1.09%	1.43% A
Net investment income (loss)	(.43)%	.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,287	$ 400
Portfolio turnover rate	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, net operating losses, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 1,159,913
Unrealized depreciation	(1,135,793)
Net unrealized appreciation (depreciation)	24,120
Total Distributable earnings	$ 24,120
Cost for federal income tax purposes	$ 7,319,839

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,423 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .63% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 1,877	$ 475	$ -
Class T	.25%	.25%	7,266	960	-
Class B	.75%	.25%	10,441	8,303	-
Class C	.75%	.25%	14,666	5,553	-
			$ 34,250	$ 15,291	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 1,362	$ 1,064
Class T	2,424	852
Class B*	7,877	7,877
Class C*	8,853	8,853
	$ 20,516	$ 18,646

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 2,260.30
Class T	5,347.37
Class B	4,328.42
Class C	3,975.27
Institutional Class	1,977.38
	$ 17,887

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,703 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%-*1.50%	$ 21,258
Class T	2.00%-*1.75%	42,096
Class B	2.50%-*2.25%	30,778
Class C	2.50%-*2.25%	40,798
Institutional Class	1.50%-*1.25%	15,131
		$ 150,061

* Expense Limitation in effect at period-end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Other expense reduction	Custody expense reduction

Fund Level	$ 18,956	$ 72
	$ 18,956	$ 72

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	61,133	117,051	$ 603,420	$ 1,244,323
Shares redeemed	(48,041)	(42,139)	(437,836)	(404,081)
Net increase (decrease)	13,092	74,912	$ 165,584	$ 840,242
Class T
Shares sold	77,453	155,696	$ 767,768	$ 1,650,462
Shares redeemed	(51,640)	(11,753)	(492,061)	(114,207)
Net increase (decrease)	25,813	143,943	$ 275,707	$ 1,536,255
Class B
Shares sold	73,927	118,661	$ 741,393	$ 1,263,321
Shares redeemed	(57,757)	(28,405)	(546,362)	(283,947)
Net increase (decrease)	16,170	90,256	$ 195,031	$ 979,374
Class C
Shares sold	52,496	300,917	$ 517,501	$ 3,340,150
Shares redeemed	(99,063)	(129,509)	(872,314)	(1,282,268)
Net increase (decrease)	(46,567)	171,408	$ (354,813)	$ 2,057,882
Institutional Class
Shares sold	203,967	54,252	$ 1,871,300	$ 582,279
Shares redeemed	(36,229)	(15,356)	(347,192)	(168,287)
Net increase (decrease)	167,738	38,896	$ 1,524,108	$ 413,992

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Leveraged Company Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Leveraged Company Stock Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Leveraged Company Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Leveraged Company Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2002

Vice President of Advisor Leveraged Company Stock. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Name, Age; Principal Occupation
David Glancy (41)

Year of Election or Appointment: 2000

Vice President of Advisor Leveraged Company Stock. Mr. Glancy is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Glancy managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2000

Secretary of Advisor Leveraged Company Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Leveraged Company Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Leveraged Company Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2000 Assistant Treasurer of Advisor Leveraged Company Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Leveraged Company Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Leveraged Company Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Leveraged Company Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR, Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ALSF-ANN-0103 335983
1.767714.101

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Leveraged Company Stock

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Institutional Class
Performance - continued

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Leveraged Company Stock - Inst CL	7.68%	10.70%
S&P 500®	-16.51%	-27.54%
CSFB Leveraged Equity	-16.22%	-37.45%
Capital Appreciation Funds Average	-14.55%	n/a*
Mid-Cap Value Funds Average	-5.69%	n/a*

* Not available

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500SM Index (S&P 500®)- a market capitalization-weighted index of common stocks - and the performance of the Credit Suisse First Boston (CSFB) Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Leveraged Company Stock - Inst CL	7.68%	5.42%
S&P 500®	-16.51%	-15.40%
CSFB Leveraged Equity	-16.22%	-21.71%
Capital Appreciation Funds Average	-14.55%	n/a*
Mid-Cap Value Funds Average	-5.69%	n/a*

* Not available

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Leveraged Company Stock Fund - Institutional Class on December 27, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity Advisor Leveraged Company Stock Fund

Q. How did the fund perform, David?

A. For the 12 months that ended November 30, 2002, the fund's Institutional Class shares returned 7.68%. To compare, the Standard & Poor's 500 Index and the Credit Suisse First Boston (CSFB) Leveraged Equity Index returned -16.51% and -16.22%, respectively, while the capital appreciation funds average tracked by Lipper Inc. returned -14.55%

Q. What helped the fund post such strong performance relative to the indexes and its peers?

A. It was primarily due to a concentration of investments in stocks that outperformed the market significantly, especially in the wireless telecommunications industry. In addition, the fund benefited from avoiding some of the major laggards that plagued the market during the year. The S&P 500, the CSFB index and the fund's peers were more diversified, exposing them to stocks and sectors that struggled notably during the past year. The CSFB index, in particular, was dragged down by poor-performing electric utility and energy merchant stocks.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy during the period?

A. As always, I focused on selecting investments one company at a time, looking closely at balance sheets, management teams and fundamentals. I concentrated the fund in what I perceived were strong companies that offered solid fundamentals and the ability to grow market share regardless of the broad economic backdrop. With this approach in mind, I tended to favor wireless telecom service providers, because they offered very attractive growth prospects, the ability to reap revenues once customers and networks were in place, had improving pricing power and were in a consolidating industry. Satellite TV companies also were attractive to me, due to the steady recurring revenue they offered as well as my belief that they will continue to win customers from cable TV competitors.

Q. Which stocks performed particularly well?

A. Nextel Communications was the fund's top performer, beating earnings expectations by increasing market share and boasting the highest revenue-per-user in the wireless industry. Qwest Communications also fared well, profiting by selling off its directory business, giving it an additional $7 billion to pay down debt. Basic materials manufacturer Owens-Illinois continued to manage its abestos exposure well, at the same time that increasing demand for its unique glass bottles for alcohol products encouraged the firm to re-open factories that had been mothballed. Finally, cellular tower company American Tower did well through continued cash-flow growth and prospects for de-leveraging.

Q. Which stocks were disappointments?

A. Satellite TV provider EchoStar Communications' stock did poorly, although its business continued to do well. I held on to this stock because, in my view, the company's stock price should ultimately reflect its favorable business prospects. Grocery chain Pathmark struggled, as it missed earnings forecasts due to competition in the metropolitan New York area.

Q. David, what's your outlook?

A. I'm optimistic, believing that the outlook for leveraged equities is as good as it has been since the fund's inception. During the past two years, slow economic growth and limited access to capital created a difficult backdrop for leveraged companies. With the Federal Reserve Board aggressively lowering short-term interest rates and the federal government increasing spending, the stage should be set for improved growth and corporate profitability. While I believe prospects are solid for 2003 and 2004, it's impossible to predict exactly when we might see a broad-based recovery in the leveraged equity market. As a result, I've looked to invest the fund in companies with strong and flexible balance sheets that should help them ensure their continued existence and earnings growth regardless of the economic backdrop.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by normally investing in common stocks of leveraged companies and potentially investing in lower-quality debt securities

Start date: December 27, 2000

Size: as of November 30, 2002, more than $7 million

Manager: David Glancy, since inception; joined Fidelity in 1990

3

David Glancy on leveraged company stocks:

"Leveraged company stocks tend to rise and fall more sharply than equities of companies that don't carry debt. Leveraged companies choose to use debt to finance their growth or operations instead of issuing more shares of stock to do so. Therefore, any change in the asset value of a leveraged company is reflected more profoundly in the price of the firm's outstanding shares.

"To illustrate, consider the effect of an increase in the value of your home. If your mortgage represents only a small portion of the value of the house, any change in that value will have a relatively small percentage effect on the value of the equity you hold in the house. On the other hand, if you have a mortgage that comprises a significantly larger part of the overall value of the house, any increase in the value will be reflected as a larger percentage increase in the outstanding equity that you own. In a similar fashion, smaller changes in the asset values of leveraged company stocks can translate into more significant changes in the equities' share prices. This characteristic cuts both ways, as leveraged company stocks tend to both rise and fall faster than generic equities when the market perceives a change in a company's asset value."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	5.7	9.6
AES Corp.	3.9	0.5
Nextel Communications, Inc. Class A	3.8	1.9
AmeriCredit Corp.	3.7	0.6
Level 3 Communications, Inc.	3.6	1.7
American Tower Corp. Class A	3.4	0.3
American Financial Group, Inc., Ohio	3.3	3.4
ConocoPhillips	3.0	4.9
Markel Corp.	2.9	3.0
PG&E Corp.	2.2	0.0
	35.5
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.5	25.3
Financials	15.3	11.5
Telecommunication Services	14.3	5.4
Energy	9.5	11.3
Utilities	7.8	2.0
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 80.7%		Stocks 84.2%
	Bonds 2.0%		Bonds 1.2%
	Short-Term Investments and Net Other Assets 17.3%		Short-Term Investments and Net Other Assets 14.6%
* Foreign investments	0.8%	** Foreign investments	2.1%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 80.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.3%
Hotels, Restaurants & Leisure - 0.3%
Friendly Ice Cream Corp. (a)	3,976	$ 20,476
Household Durables - 0.1%
Champion Enterprises, Inc. (a)	1,400	5,110
Leisure Equipment & Products - 1.3%
M&F Worldwide Corp. (a)	18,000	97,200
Media - 15.6%
AMC Entertainment, Inc. (a)	7,400	72,890
Cablevision Systems Corp. - NY Group Class A (a)	4,200	71,022
Charter Communications, Inc. Class A (a)	10,600	21,624
EchoStar Communications Corp. Class A (a)	21,290	434,529
Granite Broadcasting Corp. (non vtg.) (a)	38,500	84,700
Liberty Media Corp.:
rights 12/2/02 (a)	120	552
Class A (a)	6,200	65,472
LodgeNet Entertainment Corp. (a)	7,000	74,480
Pegasus Communications Corp. Class A (a)	92,500	111,000
Regal Entertainment Group Class A	100	2,260
Spanish Broadcasting System, Inc. Class A (a)	12,800	113,920
UnitedGlobalCom, Inc. Class A (a)	43,800	141,912
		1,194,361
TOTAL CONSUMER DISCRETIONARY		1,317,147
CONSUMER STAPLES - 4.1%
Food & Drug Retailing - 2.4%
7-Eleven, Inc. (a)	6,900	55,338
Pathmark Stores, Inc. (a)	4,640	18,053
Rite Aid Corp. (a)	30,600	71,604
Safeway, Inc. (a)	1,600	38,048
		183,043
Personal Products - 1.7%
Revlon, Inc. Class A (a)	32,100	127,116
TOTAL CONSUMER STAPLES		310,159
ENERGY - 9.5%
Energy Equipment & Services - 3.8%
Grant Prideco, Inc. (a)	7,400	75,702
Grey Wolf, Inc. (a)	12,700	48,387
Key Energy Services, Inc. (a)	7,700	69,300
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	1,400	$ 49,560
Pride International, Inc. (a)	2,300	32,154
Rowan Companies, Inc.	800	17,040
		292,143
Oil & Gas - 5.7%
Chesapeake Energy Corp.	8,000	55,440
ConocoPhillips	4,811	230,014
Occidental Petroleum Corp.	600	16,710
Teekay Shipping Corp.	1,400	52,262
Western Gas Resources, Inc.	2,210	78,212
		432,638
TOTAL ENERGY		724,781
FINANCIALS - 15.3%
Diversified Financials - 7.4%
AmeriCredit Corp. (a)	33,800	281,216
Ameritrade Holding Corp. Class A (a)	3,900	20,085
Capital One Financial Corp.	4,500	152,100
J.P. Morgan Chase & Co.	2,100	52,857
Metris Companies, Inc.	13,400	58,022
		564,280
Insurance - 6.9%
American Financial Group, Inc., Ohio	10,600	251,750
Markel Corp. (a)	1,110	220,890
Penn Treaty American Corp. (a)	23,300	56,153
		528,793
Real Estate - 1.0%
Equity Office Properties Trust	600	15,426
LNR Property Corp.	1,670	60,788
		76,214
TOTAL FINANCIALS		1,169,287
HEALTH CARE - 2.2%
Health Care Providers & Services - 2.2%
DaVita, Inc. (a)	900	23,085
PacifiCare Health Systems, Inc. (a)	2,400	64,195
Rotech Healthcare, Inc. (a)	1,000	16,610
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	3,000	$ 55,350
WebMD Corp. (a)	700	5,992
		165,232
INDUSTRIALS - 2.8%
Commercial Services & Supplies - 1.1%
Allied Waste Industries, Inc. (a)	5,700	60,876
Republic Services, Inc. (a)	1,000	21,500
		82,376
Industrial Conglomerates - 1.1%
Park-Ohio Holdings Corp. (a)	7,800	32,370
Tyco International Ltd.	3,000	53,520
		85,890
Machinery - 0.6%
Navistar International Corp.	1,500	46,290
TOTAL INDUSTRIALS		214,556
INFORMATION TECHNOLOGY - 1.3%
Semiconductor Equipment & Products - 1.3%
ChipPAC, Inc. Class A (a)	4,800	21,701
Fairchild Semiconductor International, Inc. Class A (a)	1,600	24,496
Micron Technology, Inc. (a)	3,200	50,592
		96,789
MATERIALS - 6.9%
Containers & Packaging - 4.8%
Owens-Illinois, Inc. (a)	9,900	155,430
Packaging Corp. of America (a)	1,970	35,263
Sealed Air Corp.	3,700	139,897
Smurfit-Stone Container Corp. (a)	2,500	36,450
		367,040
Metals & Mining - 1.8%
Barrick Gold Corp.	500	7,335
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	7,870	121,985
Oregon Steel Mills, Inc. (a)	1,500	7,050
		136,370
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.	1,300	$ 26,949
TOTAL MATERIALS		530,359
TELECOMMUNICATION SERVICES - 13.5%
Diversified Telecommunication Services - 4.9%
Covad Communications Group, Inc. (a)	11,400	15,276
Focal Communications Corp. (a)	2,703	1,135
Focal Communications Corp. warrants 12/14/07 (a)	22,678	2
Level 3 Communications, Inc. (a)	45,200	275,720
NTL, Inc. (a)(e)	2,600	13,650
Qwest Communications International, Inc. (a)	13,900	67,276
		373,059
Wireless Telecommunication Services - 8.6%
American Tower Corp. Class A (a)	65,400	258,984
Crown Castle International Corp. (a)	1,800	7,128
Nextel Communications, Inc. Class A (a)	21,315	293,081
NII Holdings, Inc. Class B (a)	7,800	99,840
		659,033
TOTAL TELECOMMUNICATION SERVICES		1,032,092
UTILITIES - 7.8%
Electric Utilities - 3.3%
CMS Energy Corp.	5,000	49,750
PG&E Corp. (a)	12,400	171,244
TXU Corp.	1,900	29,298
		250,292
Multi-Utilities & Unregulated Power - 4.5%
AES Corp. (a)	140,800	298,496
National Fuel Gas Co.	600	12,444
Westar Energy, Inc.	3,200	36,896
		347,836
TOTAL UTILITIES		598,128
TOTAL COMMON STOCKS (Cost $6,042,579)		6,158,530
Nonconvertible Bonds - 2.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.2%
Media - 0.1%
International Cabletel, Inc. 11.5% 2/1/06 (c)	$ 90,000	$ 9,000
Textiles Apparel & Luxury Goods - 1.1%
Kasper A.S.L. Ltd. 13% 3/31/04 (c)	120,000	84,000
TOTAL CONSUMER DISCRETIONARY		93,000
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
NTL Communications Corp. 11.875% 10/1/10 (c)	65,000	4,550
NTL, Inc.:
0% 4/1/08 (c)(d)	25,000	2,250
10% 2/15/07 (c)	30,000	3,000
WorldCom, Inc. 7.5% 5/15/11 (c)	200,000	53,000
		62,800
TOTAL NONCONVERTIBLE BONDS (Cost $159,011)		155,800
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 1.47% (b) (Cost $985,629)	985,629	985,629
Cash Equivalents - 0.6%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.34%, dated 11/29/02 due 12/2/02) (Cost $44,000)	$ 44,005	$ 44,000
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $7,231,219)		7,343,959
NET OTHER ASSETS - 3.8%		290,618
NET ASSETS - 100%		$ 7,634,577
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $13,126,423 and $11,377,271, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,765 for the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (including repurchase agreements of $44,000) (cost $7,231,219) - See accompanying schedule		$ 7,343,959
Receivable for investments sold		286,841
Receivable for fund shares sold		64,897
Dividends receivable		1,939
Interest receivable		1,247
Receivable from investment adviser for expense reductions		8,164
Other receivables		6,171
Total assets		7,713,218

Liabilities
Payable to custodian bank	$ 29,872
Payable for investments purchased
Regular delivery	3,129
Delayed delivery	12,316
Accrued management fee	3,504
Distribution fees payable	2,623
Other payables and accrued expenses	27,197
Total liabilities		78,641

Net Assets		$ 7,634,577
Net Assets consist of:
Paid in capital		$ 7,604,837
Undistributed net investment income		6,734
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(89,734)
Net unrealized appreciation (depreciation) on investments		112,740
Net Assets		$ 7,634,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($970,016 ÷ 88,004 shares)	$ 11.02

Maximum offering price per share (100/94.25 of $11.02)	$ 11.69
Class T: Net Asset Value and redemption price per share ($1,861,812 ÷ 169,756 shares)	$ 10.97

Maximum offering price per share (100/96.50 of $10.97)	$ 11.37
Class B: Net Asset Value and offering price per share ($1,158,618 ÷ 106,426 shares) A	$ 10.89

Class C: Net Asset Value and offering price per share ($1,357,150 ÷ 124,841 shares) A	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,286,981 ÷ 206,634 shares)	$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 19,425
Interest		14,823
Total income		34,248

Expenses
Management fee	$ 33,142
Transfer agent fees	17,887
Distribution fees	34,250
Accounting fees and expenses	61,390
Non-interested trustees' compensation	18
Custodian fees and expenses	5,593
Registration fees	63,847
Audit	35,961
Legal	691
Miscellaneous	5,952
Total expenses before reductions	258,731
Expense reductions	(169,089)	89,642
Net investment income (loss)		(55,394)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	747,893
Foreign currency transactions	(85)
Futures contracts	5,705
Total net realized gain (loss)		753,513
Change in net unrealized appreciation (depreciation) on: Investment securities	(176,166)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(176,167)
Net gain (loss)		577,346
Net increase (decrease) in net assets resulting from operations		$ 521,952

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	December 27, 2000 (commencement of operations) to November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (55,394)	$ (21,851)
Net realized gain (loss)	753,513	(789,216)
Change in net unrealized appreciation (depreciation)	(176,167)	290,330
Net increase (decrease) in net assets resulting from operations	521,952	(520,737)
Share transactions - net increase (decrease)	1,805,617	5,827,745
Total increase (decrease) in net assets	2,327,569	5,307,008

Net Assets
Beginning of period	5,307,008	-
End of period (including undistributed net investment income of $6,734)	$ 7,634,577	$ 5,307,008

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	-
Net realized and unrealized gain (loss)	.82	.26 F
Total from investment operations	.76	.26
Net asset value, end of period	$ 11.02	$ 10.26
Total Return B, C, D	7.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	4.50%	5.73% A
Expenses net of voluntary waivers, if any	1.66%	1.75% A
Expenses net of all reductions	1.30%	1.68% A
Net investment income (loss)	(.65)%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 970	$ 769
Portfolio turnover rate	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.09)	(.02)
Net realized and unrealized gain (loss)	.83	.25 F
Total from investment operations	.74	.23
Net asset value, end of period	$ 10.97	$ 10.23
Total Return B, C, D	7.23%	2.30%
Ratios to Average Net Assets H
Expenses before expense reductions	4.81%	6.06% A
Expenses net of voluntary waivers, if any	1.91%	2.00% A
Expenses net of all reductions	1.55%	1.92% A
Net investment income (loss)	(.90)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,862	$ 1,473
Portfolio turnover rate	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.07)
Net realized and unrealized gain (loss)	.84	.25 F
Total from investment operations	.71	.18
Net asset value, end of period	$ 10.89	$ 10.18
Total Return B, C, D	6.97%	1.80%
Ratios to Average Net Assets H
Expenses before expense reductions	5.36%	6.58% A
Expenses net of voluntary waivers, if any	2.41%	2.50% A
Expenses net of all reductions	2.05%	2.43% A
Net investment income (loss)	(1.39)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,159	$ 919
Portfolio turnover rate	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.14)	(.07)
Net realized and unrealized gain (loss)	.82	.26 F
Total from investment operations	.68	.19
Net asset value, end of period	$ 10.87	$ 10.19
Total Return B, C, D	6.67%	1.90%
Ratios to Average Net Assets H
Expenses before expense reductions	5.22%	6.49% A
Expenses net of voluntary waivers, if any	2.43%	2.50% A
Expenses net of all reductions	2.07%	2.43% A
Net investment income (loss)	(1.42)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,357	$ 1,747
Portfolio turnover rate	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	.03
Net realized and unrealized gain (loss)	.83	.25 E
Total from investment operations	.79	.28
Net asset value, end of period	$ 11.07	$ 10.28
Total Return B, C	7.68%	2.80%
Ratios to Average Net Assets G
Expenses before expense reductions	4.32%	5.47% A
Expenses net of voluntary waivers, if any	1.45%	1.50% A
Expenses net of all reductions	1.09%	1.43% A
Net investment income (loss)	(.43)%	.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,287	$ 400
Portfolio turnover rate	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, net operating losses, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 1,159,913
Unrealized depreciation	(1,135,793)
Net unrealized appreciation (depreciation)	24,120
Total Distributable earnings	$ 24,120
Cost for federal income tax purposes	$ 7,319,839

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,423 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .63% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 1,877	$ 475	$ -
Class T	.25%	.25%	7,266	960	-
Class B	.75%	.25%	10,441	8,303	-
Class C	.75%	.25%	14,666	5,553	-
			$ 34,250	$ 15,291	$ -

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 1,362	$ 1,064
Class T	2,424	852
Class B*	7,877	7,877
Class C*	8,853	8,853
	$ 20,516	$ 18,646

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 2,260.30
Class T	5,347.37
Class B	4,328.42
Class C	3,975.27
Institutional Class	1,977.38
	$ 17,887

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,703 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%-*1.50%	$ 21,258
Class T	2.00%-*1.75%	42,096
Class B	2.50%-*2.25%	30,778
Class C	2.50%-*2.25%	40,798
Institutional Class	1.50%-*1.25%	15,131
		$ 150,061

* Expense Limitation in effect at period-end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Other expense reduction	Custody expense reduction

Fund Level	$ 18,956	$ 72
	$ 18,956	$ 72

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	61,133	117,051	$ 603,420	$ 1,244,323
Shares redeemed	(48,041)	(42,139)	(437,836)	(404,081)
Net increase (decrease)	13,092	74,912	$ 165,584	$ 840,242
Class T
Shares sold	77,453	155,696	$ 767,768	$ 1,650,462
Shares redeemed	(51,640)	(11,753)	(492,061)	(114,207)
Net increase (decrease)	25,813	143,943	$ 275,707	$ 1,536,255
Class B
Shares sold	73,927	118,661	$ 741,393	$ 1,263,321
Shares redeemed	(57,757)	(28,405)	(546,362)	(283,947)
Net increase (decrease)	16,170	90,256	$ 195,031	$ 979,374
Class C
Shares sold	52,496	300,917	$ 517,501	$ 3,340,150
Shares redeemed	(99,063)	(129,509)	(872,314)	(1,282,268)
Net increase (decrease)	(46,567)	171,408	$ (354,813)	$ 2,057,882
Institutional Class
Shares sold	203,967	54,252	$ 1,871,300	$ 582,279
Shares redeemed	(36,229)	(15,356)	(347,192)	(168,287)
Net increase (decrease)	167,738	38,896	$ 1,524,108	$ 413,992

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Leveraged Company Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Leveraged Company Stock Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Leveraged Company Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Leveraged Company Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2002

Vice President of Advisor Leveraged Company Stock. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Name, Age; Principal Occupation
David Glancy (41)

Year of Election or Appointment: 2000

Vice President of Advisor Leveraged Company Stock. Mr. Glancy is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Glancy managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2000

Secretary of Advisor Leveraged Company Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Leveraged Company Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Leveraged Company Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2000 Assistant Treasurer of Advisor Leveraged Company Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Leveraged Company Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Leveraged Company Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Leveraged Company Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR, Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ALSFI-ANN-0103 335986
1.767715.101

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Mid Cap Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A's 12b-1 fee may range over time between 0.25% and 0.35%, as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. Returns prior to September 3, 1996 are those of Class T and reflect a 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Mid Cap - CL A	-12.09%	54.69%	121.24%
Fidelity Adv Mid Cap - CL A (incl. 5.75% sales charge)	-17.15%	45.79%	108.52%
S&P® MidCap 400	-6.24%	47.81%	116.45%
Mid-Cap Funds Average	-15.21%	12.74%	n/a *
Mid-Cap Core Funds Average	-10.94%	21.29%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's ® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Mid Cap - CL A	-12.09%	9.12%	12.42%
Fidelity Adv Mid Cap - CL A (incl. 5.75% sales charge)	-17.15%	7.83%	11.45%
S&P MidCap 400	-6.24%	8.13%	12.06%
Mid-Cap Funds Average	-15.21%	1.92%	n/a *
Mid-Cap Core Funds Average	-10.94%	3.59%	n/a *

* Not available

Annual Report

Average annual returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Mid Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's Midcap 400 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Mid Cap Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL T	-12.27%	53.31%	119.46%
Fidelity Adv Mid Cap - CL T (incl. 3.50% sales charge)	-15.34%	47.95%	111.78%
S&P MidCap 400	-6.24%	47.81%	116.45%
Mid-Cap Funds Average	-15.21%	12.74%	n/a*
Mid-Cap Core Funds Average	-10.94%	21.29%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL T	-12.27%	8.92%	12.29%
Fidelity Adv Mid Cap - CL T (incl. 3.50% sales charge)	-15.34%	8.15%	11.70%
S&P MidCap 400	-6.24%	8.13%	12.06%
Mid-Cap Funds Average	-15.21%	1.92%	n/a*
Mid-Cap Core Funds Average	-10.94%	3.59%	n/a*

Average annual returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's Midcap 400 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Mid Cap Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past one year, past five year and life of fund total return figures are 5%, 2% and 0%, respectively. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL B	-12.74%	49.29%	110.89%
Fidelity Adv Mid Cap - CL B (incl. contingent deferred sales charge)	-17.10%	47.29%	110.89%
S&P MidCap 400	-6.24%	47.81%	116.45%
Mid-Cap Funds Average	-15.21%	12.74%	n/a*
Mid-Cap Core Funds Average	-10.94%	21.29%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL B	-12.74%	8.34%	11.63%
Fidelity Adv Mid Cap - CL B (incl. contingent deferred sales charge)	-17.10%	8.05%	11.63%
S&P MidCap 400	-6.24%	8.13%	12.06%
Mid-Cap Funds Average	-15.21%	1.92%	n/a*
Mid-Cap Core Funds Average	-10.94%	3.59%	n/a*

Average annual returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class B on February 20, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's Midcap 400 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Mid Cap Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL C	-12.68%	48.97%	110.45%
Fidelity Adv Mid Cap - CL C (incl. contingent deferred sales charge)	-13.56%	48.97%	110.45%
S&P MidCap 400	-6.24%	47.81%	116.45%
Mid-Cap Funds Average	-15.21%	12.74%	n/a*
Mid-Cap Core Funds Average	-10.94%	21.29%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL C	-12.68%	8.30%	11.60%
Fidelity Adv Mid Cap - CL C (incl. contingent deferred sales charge)	-13.56%	8.30%	11.60%
S&P MidCap 400	-6.24%	8.13%	12.06%
Mid-Cap Funds Average	-15.21%	1.92%	n/a*
Mid-Cap Core Funds Average	-10.94%	3.59%	n/a*

* Not available

Annual Report

Average annual returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class C on February 20, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's Midcap 400 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Peter Saperstone, Portfolio Manager of Fidelity Advisor Mid Cap Fund

Q. How did the fund perform, Peter?

A. For the year ending November 30, 2002, the fund's Class A, Class T, Class B and Class C shares fell 12.09%, 12.27%, 12.74% and 12.68%, respectively. Those results topped the Lipper Inc. mid-cap funds average, which declined 15.21%, but trailed the Standard & Poor's MidCap 400 Index, which dropped 6.24%.

Q. What drove the fund's performance relative to its benchmarks?

A. My stock picking simply wasn't good enough to overcome the index during the period. I invest in the broader mid-cap universe - made up of about 2,000 stocks and which I feel houses some of the market's best opportunities. Unfortunately, I had more exposure to pure mid-caps outside of the S&P® 400 that struggled and, primarily due to liquidity concerns, less exposure to stronger-performing smaller-cap stocks held in the index. Smaller companies generally fared better in a tough climate because they were, for the most part, earlier in their growth stage and thus simpler and easier to understand than their larger-cap counterparts most at risk to corporate governance and accounting issues. That said, I did manage to sidestep some of the weakest names from the lagging technology and biotechnology spaces, which helped, particularly versus our peer average.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Where did the fund suffer the most damage?

A. The fund's shortfall relative to the index was largely stock specific, rather than sector or market driven, which is understandable given my emphasis on individual security selection. I had three main strategies. While two of them worked out nicely for us, one hurt quite a bit. In this less successful strategy, I focused on finding out-of-favor stories, or companies unloved by the Street that were trading at a discount to their net worth. However, that was a challenging task in a shaky market. The problem is, you can be too early investing in these names. Regrettably, my timing was poor with several stocks - primarily within industrials and materials - that continued to decline, including Continental Airlines, Frontier Airlines, Massey Energy and Georgia-Pacific. Tenet Healthcare also hurt - but not until late in the period - as did Nextel, which I made the further mistake of selling too early. In addition to investors being skeptical of their fundamentals, many of these companies also had bad balance sheets, so we got doubly punished. One notable exception was Citizens Communications, a turnaround play that worked after hurting us six months ago. Needless to say, I'm working to refine this strategy going forward.

Q. How about the two strategies that worked?

A. Given my cautious view on the economy, I looked to upgrade the portfolio by adding to positions in companies with good earnings growth and attractive valuations. These efforts were rewarded, as several consumer discretionary and health care stocks we owned performed nicely through the downturn. Casino giant Harrah's topped our list of contributors, along with multiline retailer Big Lots and medical supply maker Boston Scientific. Insurance stocks, such as ACE Ltd., also helped, as did select consumer staples, such as Pepsi Bottling Group. The other strategy that worked was avoiding industries with overcapacity. I maintained very little exposure to the weak utilities sector and, most importantly, shied away from technology stocks hurt by a delayed recovery in capital spending. The fund's cash position increased late in the period because I felt some of our stocks ran too far too fast, while those I wanted to buy simply weren't cheap enough.

Q. What else curbed results?

A. While I try to avoid making any major top-down sector calls, the fund suffered from underweighting regional banks, which did very well early in the period amid falling interest rates. My concerns about rising rates and consumer credit quality kept me on the sidelines here.

Q. What's your outlook?

A. I don't believe the market's going to be roaring ahead from here. Rather, I think we could be back in a trading - or narrow price - range again, particularly given the recent market upswing. While the economy is improving, albeit unevenly, I'm still not convinced we're on the fast track to a strong recovery. Given that, I think the companies that should do well are those with solid earnings growth and reasonable valuations in industries not hampered by excess capacity. My goal is to find the best companies at the right prices whose prospects I feel are underappreciated by the market.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of companies with medium-sized capitalizations

Start date: February 20, 1996

Size: as of November 30, 2002, more than $3.1 billion

Manager: Peter Saperstone, since 2001; joined Fidelity in 1995

3

Peter Saperstone on his near-term positioning:

"Unlike many investors the past couple of months, I haven't made a positive cyclical bet in the fund because I have yet to see the valuations and fundamentals to support it. While I think we're closer to the bottom of the capital investment cycle, there's still too much capacity out there and I don't see corporations ramping up their spending yet. That would explain why the fund remains underweighted at period end in technology and industrials, where I feel there continues to be some downside risk. On the other hand, I still think there are plenty of good stories to own on the consumer side. Consumer spending has propped up the economy over the past year, but it's starting to show some cracks. So, while I've become a little less confident about the consumer of late, I don't think spending will fall apart completely, but instead just muddle along. That said, I've maintained a sizable overweighting in consumer discretionary, with a particular focus on retail, media and homebuilding. However, if I begin to anticipate a pick-up in corporate spending, I will consider shifting the portfolio from the consumer to the capital side, at which time I may increase my holdings in tech and other sectors poised to benefit from an uptick in capital investment."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Citizens Communications Co.	5.1	3.7
AdvancePCS Class A	3.5	1.0
Aramark Corp. Class B	2.7	2.0
FirstEnergy Corp.	2.3	1.9
Ceridian Corp.	2.2	1.3
Newmont Mining Corp. Holding Co.	2.2	0.0
XL Capital Ltd. Class A	1.9	0.7
ACE Ltd.	1.9	1.3
Big Lots, Inc.	1.9	2.6
Boston Scientific Corp.	1.9	0.9
	25.6
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.8	21.1
Health Care	14.1	14.4
Industrials	11.7	15.7
Financials	11.5	10.1
Energy	7.3	9.7
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
Stocks and Equity Futures	91.7%	Stocks	98.3%
Convertible Securities	0.0%	Convertible Securities	0.6%
Short-Term Investments and Net Other Assets	8.3%	Short-Term Investments and Net Other Assets	1.1%
* Foreign investments	8.5%	** Foreign investments	6.5%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 21.8%
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp. (a)	631,800	$ 9,003
Brinker International, Inc. (a)	555,000	16,539
Jack in the Box, Inc. (a)	848,470	17,071
Wendy's International, Inc.	138,300	3,863
WMS Industries, Inc. (a)	680,700	11,946
Wynn Resorts Ltd.	748,900	9,601
		68,023
Household Durables - 2.2%
Beazer Homes USA, Inc. (a)	519,870	33,152
Clayton Homes, Inc.	53,200	717
D.R. Horton, Inc.	1,003,647	19,180
Lennar Corp.	294,800	15,630
		68,679
Media - 7.7%
AOL Time Warner, Inc. (a)	2,667,500	43,667
EchoStar Communications Corp. Class A (a)	2,541,800	51,878
Entercom Communications Corp. Class A (a)	376,700	20,402
Fox Entertainment Group, Inc. Class A (a)	465,600	12,413
General Motors Corp. Class H (a)	3,379,400	39,471
Lamar Advertising Co. Class A (a)	1,003,800	34,260
Radio One, Inc.:
Class A (a)	339,000	5,966
Class D (non-vtg.) (a)	2,023,700	34,828
Salem Communications Corp. Class A (a)	63,741	1,744
		244,629
Multiline Retail - 3.2%
Big Lots, Inc. (a)	4,763,300	60,494
BJ's Wholesale Club, Inc. (a)	276,300	5,308
Saks, Inc. (a)	2,680,700	34,849
		100,651
Specialty Retail - 4.9%
Borders Group, Inc. (a)	2,948,964	53,966
Christopher & Banks Corp. (a)	715,700	19,503
CSK Auto Corp. (a)	1,466,900	18,322
Limited Brands, Inc.	921,000	15,666
Michaels Stores, Inc. (a)	285,500	10,749
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)	1,478,200	$ 26,179
Too, Inc. (a)	342,100	10,041
		154,426
Textiles Apparel & Luxury Goods - 1.7%
Jones Apparel Group, Inc. (a)	231,200	8,508
Reebok International Ltd. (a)	1,025,200	29,413
Tommy Hilfiger Corp. (a)	1,894,800	15,462
		53,383
TOTAL CONSUMER DISCRETIONARY		689,791
CONSUMER STAPLES - 4.2%
Beverages - 0.2%
Molson, Inc. Class A	368,600	7,803
Food Products - 1.3%
Dean Foods Co. (a)	1,106,000	41,088
Tobacco - 2.7%
Loews Corp. - Carolina Group	487,600	9,025
RJ Reynolds Tobacco Holdings, Inc.	700,700	27,047
UST, Inc.	1,504,700	48,451
		84,523
TOTAL CONSUMER STAPLES		133,414
ENERGY - 7.3%
Energy Equipment & Services - 5.8%
Cooper Cameron Corp. (a)	243,400	12,477
ENSCO International, Inc.	1,483,300	41,503
Grant Prideco, Inc. (a)	1,188,200	12,155
Helmerich & Payne, Inc.	253,500	6,926
National-Oilwell, Inc. (a)	1,818,400	39,550
Noble Corp. (a)	1,045,200	35,485
Rowan Companies, Inc.	414,000	8,818
Tidewater, Inc.	224,000	6,928
Weatherford International Ltd. (a)	522,802	21,090
		184,932
Oil & Gas - 1.5%
Pioneer Natural Resources Co. (a)	729,100	17,980
Stelmar Shipping Ltd. (a)	559,600	8,646
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp.	215,900	$ 8,060
Tsakos Energy Navigation Ltd. (d)	1,007,700	11,770
		46,456
TOTAL ENERGY		231,388
FINANCIALS - 11.5%
Banks - 2.4%
Bank of Hawaii Corp.	544,200	16,587
Banknorth Group, Inc.	428,900	9,449
Commerce Bancorp, Inc., New Jersey	157,930	7,225
M&T Bank Corp.	291,300	23,502
Sovereign Bancorp, Inc.	1,414,400	19,547
		76,310
Diversified Financials - 2.5%
Investors Financial Services Corp.	920,200	32,189
Merrill Lynch & Co., Inc.	577,800	25,134
Stilwell Financial, Inc.	1,441,300	21,216
		78,539
Insurance - 6.6%
ACE Ltd.	1,798,500	61,329
AMBAC Financial Group, Inc.	722,300	45,151
Everest Re Group Ltd.	697,400	40,379
W.R. Berkley Corp.	42,900	1,695
XL Capital Ltd. Class A	745,010	61,642
		210,196
TOTAL FINANCIALS		365,045
HEALTH CARE - 14.1%
Biotechnology - 1.5%
Gilead Sciences, Inc. (a)	687,480	27,142
IDEC Pharmaceuticals Corp. (a)	548,880	18,058
		45,200
Health Care Equipment & Supplies - 5.9%
Baxter International, Inc.	1,642,500	52,544
Boston Scientific Corp. (a)	1,440,300	60,493
St. Jude Medical, Inc. (a)	1,112,400	38,734
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sybron Dental Specialties, Inc. (a)	1,419,800	$ 20,090
Varian Medical Systems, Inc. (a)	322,500	15,058
		186,919
Health Care Providers & Services - 6.7%
AdvancePCS Class A (a)(d)	4,566,740	112,753
Anthem, Inc. (a)	482,210	28,571
Caremark Rx, Inc. (a)	838,300	14,804
McKesson Corp.	1,551,220	40,208
Per-Se Technologies, Inc. warrants 7/8/03 (a)	1,287	0
Triad Hospitals, Inc. (a)	530,400	15,992
		212,328
TOTAL HEALTH CARE		444,447
INDUSTRIALS - 11.7%
Aerospace & Defense - 0.6%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	832,900	12,177
Goodrich Corp.	322,400	5,932
		18,109
Airlines - 1.0%
Delta Air Lines, Inc.	684,300	9,238
Frontier Airlines, Inc. (a)	1,190,121	6,748
Southwest Airlines Co.	961,000	15,953
		31,939
Building Products - 1.0%
American Standard Companies, Inc. (a)	115,600	8,610
York International Corp.	975,500	24,466
		33,076
Commercial Services & Supplies - 8.9%
Aramark Corp. Class B (d)	3,716,100	85,284
Ceridian Corp. (a)	4,908,900	70,688
Convergys Corp. (a)	191,800	3,307
H&R Block, Inc.	645,700	24,750
John H. Harland Co.	856,400	18,044
Manpower, Inc.	676,070	25,197
Weight Watchers International, Inc.	1,229,900	55,653
		282,923
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.2%
SPX Corp. (a)	119,900	$ 5,659
TOTAL INDUSTRIALS		371,706
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.6%
3Com Corp. (a)	349,100	1,798
Harris Corp.	571,100	15,374
		17,172
Electronic Equipment & Instruments - 1.6%
Mettler-Toledo International, Inc. (a)	499,900	18,271
Waters Corp. (a)	1,242,300	33,294
		51,565
Internet Software & Services - 0.6%
Digital Insight Corp. (a)	66,600	683
j2 Global Communications, Inc. (a)(d)	800,210	17,732
		18,415
Software - 0.5%
Business Objects SA sponsored ADR (a)	322,400	6,445
Cadence Design Systems, Inc. (a)	667,000	9,618
		16,063
TOTAL INFORMATION TECHNOLOGY		103,215
MATERIALS - 7.1%
Chemicals - 0.8%
Lyondell Chemical Co.	832,000	11,906
Olin Corp.	830,300	12,529
		24,435
Metals & Mining - 6.3%
Alcan, Inc.	631,300	20,095
Falconbridge Ltd.	2,374,000	24,734
Massey Energy Corp. (d)	4,336,700	38,380
Meridian Gold, Inc. (a)	2,361,700	33,739
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp. Holding Co.	3,014,700	$ 70,574
Peabody Energy Corp.	418,700	11,410
		198,932
TOTAL MATERIALS		223,367
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.1%
Citizens Communications Co. (d)	16,455,130	162,245
TeraBeam Networks (c)	4,400	1
		162,246
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc. (a)	4,450,100	33,598
TOTAL TELECOMMUNICATION SERVICES		195,844
UTILITIES - 3.3%
Electric Utilities - 3.3%
Ameren Corp.	738,500	30,537
FirstEnergy Corp.	2,355,800	74,632
		105,169
TOTAL COMMON STOCKS (Cost $2,848,935)		2,863,386
Money Market Funds - 11.1%

Fidelity Cash Central Fund, 1.47% (b)	311,075,458	311,075
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	38,927,490	38,927
TOTAL MONEY MARKET FUNDS (Cost $350,002)		350,002
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,198,937)		3,213,388
NET OTHER ASSETS - (1.6)%		(50,915)
NET ASSETS - 100%		$ 3,162,473
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
164 S&P MidCap 400 Index Contracts	Dec. 2002	$ 36,798	$ (222)

The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 17
(d) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,245,343,000 and $6,499,306,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $534,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $12,891,000. The weighted average interest rate was 1.83%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $479,904,000 of which $173,904,000 and $306,000,000 will expire on November 30, 2009 and 2010 respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $62,882,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $36,773) (cost $3,198,937) - See accompanying schedule		$ 3,213,388
Cash		1,414
Receivable for investments sold		18,325
Receivable for fund shares sold		7,027
Dividends receivable		2,609
Interest receivable		233
Other receivables		994
Total assets		3,243,990

Liabilities
Payable for investments purchased	$ 31,899
Payable for fund shares redeemed	7,412
Accrued management fee	1,501
Distribution fees payable	1,458
Payable for daily variation on futures contracts	222
Other payables and accrued expenses	98
Collateral on securities loaned, at value	38,927
Total liabilities		81,517

Net Assets		$ 3,162,473
Net Assets consist of:
Paid in capital		$ 3,731,556
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(583,314)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,231
Net Assets		$ 3,162,473

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($383,517 ÷ 24,385 shares)	$ 15.73

Maximum offering price per share (100/94.25 of $15.73)	$ 16.69
Class T: Net Asset Value and redemption price per share ($1,712,088 ÷ 107,864 shares)	$ 15.87

Maximum offering price per share (100/96.50 of $15.87)	$ 16.45
Class B: Net Asset Value and offering price per share ($550,178 ÷ 35,692 shares) A	$ 15.41

Class C: Net Asset Value and offering price per share ($295,802 ÷ 19,187 shares) A	$ 15.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($220,888 ÷ 13,804 shares)	$ 16.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends (including $215 received from affiliated issuers)		$ 16,824
Interest		5,833
Security lending		219
Total income		22,876

Expenses
Management fee	$ 17,743
Transfer agent fees	8,862
Distribution fees	18,909
Accounting and security lending fees	582
Non-interested trustees' compensation	11
Custodian fees and expenses	106
Registration fees	34
Audit	38
Legal	19
Interest	12
Miscellaneous	354
Total expenses before reductions	46,670
Expense reductions	(5,594)	41,076
Net investment income (loss)		(18,200)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(18,438) on sales of investments from affiliated issuers)	(343,020)
Foreign currency transactions	17
Futures contracts	(7,727)
Total net realized gain (loss)		(350,730)
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,042)
Futures contracts	(222)
Total change in net unrealized appreciation (depreciation)		(78,264)
Net gain (loss)		(428,994)
Net increase (decrease) in net assets resulting from operations		$ (447,194)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (18,200)	$ 2,270
Net realized gain (loss)	(350,730)	(220,933)
Change in net unrealized appreciation (depreciation)	(78,264)	(107,424)
Net increase (decrease) in net assets resulting from operations	(447,194)	(326,087)
Distributions to shareholders from net investment income	(1,800)	(566)
Distributions to shareholders from net realized gain	-	(190,617)
Total distributions	(1,800)	(191,183)
Share transactions - net increase (decrease)	1,020,890	1,020,628
Total increase (decrease) in net assets	571,896	503,358

Net Assets
Beginning of period	2,590,577	2,087,219
End of period (including undistributed net investment income of $0 and undistributed net investment income of $1,658, respectively)	$ 3,162,473	$ 2,590,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 22.36	$ 17.12	$ 13.71	$ 14.04
Income from Investment Operations
Net investment income (loss) C	(.06) E	.08	.01	(.05)	(.05)
Net realized and unrealized gain (loss)	(2.10) E	(2.43)	6.63	3.92	1.17
Total from investment operations	(2.16)	(2.35)	6.64	3.87	1.12
Distributions from net investment income	(.06)	(.04)	-	-	-
Distributions from net realized gain	-	(2.02)	(1.40)	(.46)	(1.45)
Total distributions	(.06)	(2.06)	(1.40)	(.46)	(1.45)
Net asset value, end of period	$ 15.73	$ 17.95	$ 22.36	$ 17.12	$ 13.71
Total Return A, B	(12.09)%	(11.73)%	41.50%	29.17%	9.07%
Ratios to Average Net Assets D
Expenses before expense reductions	1.26%	1.16%	1.14%	1.17%	1.30%
Expenses net of voluntary waivers, if any	1.26%	1.16%	1.14%	1.17%	1.30%
Expenses net of all reductions	1.08%	1.07%	1.11%	1.16%	1.27%
Net investment income (loss)	(.33)% E	.42%	.04%	(.33)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 384	$ 233	$ 134	$ 26	$ 11
Portfolio turnover rate	221%	243%	251%	163%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.40)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.09	$ 22.49	$ 17.19	$ 13.75	$ 14.09
Income from Investment Operations
Net investment income (loss) C	(.09) E	.04	(.04)	(.08)	(.07)
Net realized and unrealized gain (loss)	(2.13) E	(2.44)	6.69	3.94	1.17
Total from investment operations	(2.22)	(2.40)	6.65	3.86	1.10
Distributions from net realized gain	-	(2.00)	(1.35)	(.42)	(1.44)
Net asset value, end of period	$ 15.87	$ 18.09	$ 22.49	$ 17.19	$ 13.75
Total Return A, B	(12.27)%	(11.86)%	41.26%	28.93%	8.87%
Ratios to Average Net Assets D
Expenses before expense reductions	1.44%	1.36%	1.35%	1.39%	1.42%
Expenses net of voluntary waivers, if any	1.44%	1.36%	1.35%	1.39%	1.42%
Expenses net of all reductions	1.26%	1.28%	1.31%	1.37%	1.39%
Net investment income (loss)	(.51)% E	.21%	(.17)%	(.55)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,712	$ 1,405	$ 1,270	$ 505	$ 367
Portfolio turnover rate	221%	243%	251%	163%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.58)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 22.06	$ 16.93	$ 13.58	$ 13.94
Income from Investment Operations
Net investment income (loss) C	(.18) E	(.07)	(.15)	(.16)	(.14)
Net realized and unrealized gain (loss)	(2.07) E	(2.40)	6.58	3.90	1.17
Total from investment operations	(2.25)	(2.47)	6.43	3.74	1.03
Distributions from net realized gain	-	(1.93)	(1.30)	(.39)	(1.39)
Net asset value, end of period	$ 15.41	$ 17.66	$ 22.06	$ 16.93	$ 13.58
Total Return A, B	(12.74)%	(12.41)%	40.45%	28.32%	8.38%
Ratios to Average Net Assets D
Expenses before expense reductions	1.98%	1.93%	1.89%	1.91%	1.94%
Expenses net of voluntary waivers, if any	1.98%	1.93%	1.89%	1.91%	1.94%
Expenses net of all reductions	1.80%	1.85%	1.85%	1.89%	1.91%
Net investment income (loss)	(1.05)% E	(.35)%	(.71)%	(1.07)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 550	$ 529	$ 406	$ 117	$ 82
Portfolio turnover rate	221%	243%	251%	163%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (1.12)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 22.08	$ 16.97	$ 13.64	$ 14.08
Income from Investment Operations
Net investment income (loss) C	(.17) E	(.06)	(.15)	(.16)	(.15)
Net realized and unrealized gain (loss)	(2.07) E	(2.40)	6.59	3.90	1.15
Total from investment operations	(2.24)	(2.46)	6.44	3.74	1.00
Distributions from net realized gain	-	(1.96)	(1.33)	(.41)	(1.44)
Net asset value, end of period	$ 15.42	$ 17.66	$ 22.08	$ 16.97	$ 13.64
Total Return A, B	(12.68)%	(12.37)%	40.47%	28.24%	8.09%
Ratios to Average Net Assets D
Expenses before expense reductions	1.93%	1.90%	1.86%	1.91%	2.16%
Expenses net of voluntary waivers, if any	1.93%	1.90%	1.86%	1.91%	2.15%
Expenses net of all reductions	1.75%	1.81%	1.82%	1.90%	2.11%
Net investment income (loss)	(1.00)% E	(.32)%	(.68)%	(1.07)%	(1.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 296	$ 259	$ 187	$ 37	$ 13
Portfolio turnover rate	221%	243%	251%	163%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (1.07)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.22	$ 22.63	$ 17.28	$ 13.82	$ 14.12
Income from Investment Operations
Net investment income (loss) B	.02 D	.15	.08	-	.01
Net realized and unrealized gain (loss)	(2.14) D	(2.46)	6.70	3.95	1.18
Total from investment operations	(2.12)	(2.31)	6.78	3.95	1.19
Distributions from net investment income	(.10)	(.08)	-	-	-
Distributions from net realized gain	-	(2.02)	(1.43)	(.49)	(1.49)
Total distributions	(.10)	(2.10)	(1.43)	(.49)	(1.49)
Net asset value, end of period	$ 16.00	$ 18.22	$ 22.63	$ 17.28	$ 13.82
Total Return A	(11.72)%	(11.41)%	42.01%	29.59%	9.60%
Ratios to Average Net Assets C
Expenses before expense reductions	.82%	.82%	.83%	.86%	.87%
Expenses net of voluntary waivers, if any	.82%	.82%	.83%	.86%	.87%
Expenses net of all reductions	.64%	.73%	.79%	.84%	.84%
Net investment income (loss)	.11% D	.76%	.35%	(.02)%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 221	$ 165	$ 90	$ 49	$ 35
Portfolio turnover rate	221%	243%	251%	163%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .04%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 218,043	|
Unrealized depreciation	(244,340)
Net unrealized appreciation (depreciation)	(26,297)
Capital loss carryforward	(479,904)
Total Distributable earnings	$ (506,201)
Cost for federal income tax purposes	$ 3,239,685

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 1,800	|

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $932 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $2,176; and decrease net realized gain (loss) by $2,176. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.06%	.25%	$ 1,014	$ -	$ 205
Class T	.31%	.25%	9,168	63	925
Class B	.75%	.25%	5,780	4,335	-
Class C	.75%	.25%	2,947	1,206	-
			$ 18,909	$ 5,604	$ 1,130

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 987	$ 457
Class T	763	240
Class B*	1,723	1,723
Class C*	108	108
	$ 3,581	$ 2,528

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,076.33
Class T	4,342.26
Class B	2,105.36
Class C	924.31
Institutional Class	415.20
	$ 8,862

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,836 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 4,464
Class A	205	-
Class T	925	-
	$ 1,130	$ 4,464

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 822	$ 243
Institutional Class	978	323
Total	$ 1,800	$ 566
From net realized gain
Class A	$ -	$ 12,612
Class T	-	116,123
Class B	-	36,550
Class C	-	17,059
Institutional Class	-	8,273
Total	$ -	$ 190,617
	$ 1,800	$ 191,183

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30,		Year ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	16,535	9,881	$ 286,057	$ 191,535
Reinvestment of distributions	41	585	773	12,189
Shares redeemed	(5,150)	(3,496)	(86,019)	(66,321)
Net increase (decrease)	11,426	6,970	$ 200,811	$ 137,403
Class T
Shares sold	58,922	38,617	$ 1,024,241	$ 765,038
Reinvestment of distributions	-	5,225	-	109,931
Shares redeemed	(28,754)	(22,615)	(480,003)	(441,457)
Net increase (decrease)	30,168	21,227	$ 544,238	$ 433,512
Class B
Shares sold	14,582	15,700	$ 253,803	$ 303,066
Reinvestment of distributions	-	1,567	-	32,369
Shares redeemed	(8,844)	(5,720)	(143,885)	(107,656)
Net increase (decrease)	5,738	11,547	$ 109,918	$ 227,779
Class C
Shares sold	9,831	9,172	$ 168,957	$ 177,275
Reinvestment of distributions	-	723	-	14,931
Shares redeemed	(5,302)	(3,694)	(87,374)	(70,158)
Net increase (decrease)	4,529	6,201	$ 81,583	$ 122,048
Institutional Class
Shares sold	8,735	8,092	$ 152,931	$ 158,404
Reinvestment of distributions	32	351	600	7,412
Shares redeemed	(4,018)	(3,378)	(69,191)	(65,930)
Net increase (decrease)	4,749	5,065	$ 84,340	$ 99,886

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
AdvancePCS Class A	$ 17,882	$ 11,779	$ -	$ 112,753
Aramark Corp. Class B	31,566	2,980	-	85,284
Citizens Communications Co.	37,336	30,184	-	162,245
j2 Global Communications, Inc.	5,294	-	-	17,732
Magna Entertainment Corp. Class A	-	7,325	-	-
Massey Energy Corp.	10,783	18,881	215	38,380
Tsakos Energy Navigation Ltd.	1,224	-	-	11,770
WMS Industries, Inc.	-	1,068	-	-
TOTALS	$ 104,085	$ 72,217	$ 215	$ 428,164

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Mid Cap (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Mid Cap. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Mid Cap. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Mid Cap. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Mid Cap. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Advisor Mid Cap. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Mid Cap. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Mid Cap. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Mid Cap. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Class A designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

MC-ANN-0103 335719
1.539186.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Mid Cap

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Mid Cap Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Mid Cap - Inst CL	-11.72%	57.74%	127.08%
S&P® MidCap 400	-6.24%	47.81%	116.45%
Mid-Cap Funds Average	-15.21%	12.74%	n/a*
Mid-Cap Core Funds Average	-10.94%	21.29%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's ® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - Inst CL	-11.72%	9.54%	12.86%
S&P MidCap 400	-6.24%	8.13%	12.06%
Mid-Cap Funds Average	-15.21%	1.92%	n/a*
Mid-Cap Core Funds Average	-10.94%	3.59%	n/a*

Average annual returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mid Cap Fund - Institutional Class on February 20, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's Midcap 400 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Peter Saperstone, Portfolio Manager of Fidelity Advisor Mid Cap Fund

Q. How did the fund perform, Peter?

A. For the year ending November 30, 2002, the fund's Institutional Class shares fell 11.72%. That performance topped the Lipper Inc. mid-cap funds average, which declined 15.21%, but trailed the Standard & Poor's MidCap 400 Index, which dropped 6.24%.

Q. What drove the fund's performance relative to its benchmarks?

A. My stock picking simply wasn't good enough to overcome the index during the period. I invest in the broader mid-cap universe - made up of about 2,000 stocks and which I feel houses some of the market's best opportunities. Unfortunately, I had more exposure to pure mid-caps outside of the S&P® 400 that struggled and, primarily due to liquidity concerns, less exposure to stronger-performing smaller-cap stocks held in the index. Smaller companies generally fared better in a tough climate because they were, for the most part, earlier in their growth stage and thus simpler and easier to understand than their larger-cap counterparts most at risk to corporate governance and accounting issues. That said, I did manage to sidestep some of the weakest names from the lagging technology and biotechnology spaces, which helped, particularly versus our peer average.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Where did the fund suffer the most damage?

A. The fund's shortfall relative to the index was largely stock specific, rather than sector or market driven, which is understandable given my emphasis on individual security selection. I had three main strategies. While two of them worked out nicely for us, one hurt quite a bit. In this less successful strategy, I focused on finding out-of-favor stories, or companies unloved by the Street that were trading at a discount to their net worth. However, that was a challenging task in a shaky market. The problem is, you can be too early investing in these names. Regrettably, my timing was poor with several stocks - primarily within industrials and materials - that continued to decline, including Continental Airlines, Frontier Airlines, Massey Energy and Georgia-Pacific. Tenet Healthcare also hurt - but not until late in the period - as did Nextel, which I made the further mistake of selling too early. In addition to investors being skeptical of their fundamentals, many of these companies also had bad balance sheets, so we got doubly punished. One notable exception was Citizens Communications, a turnaround play that worked after hurting us six months ago. Needless to say, I'm working to refine this strategy going forward.

Q. How about the two strategies that worked?

A. Given my cautious view on the economy, I looked to upgrade the portfolio by adding to positions in companies with good earnings growth and attractive valuations. These efforts were rewarded, as several consumer discretionary and health care stocks we owned performed nicely through the downturn. Casino giant Harrah's topped our list of contributors, along with multiline retailer Big Lots and medical supply maker Boston Scientific. Insurance stocks, such as ACE Ltd., also helped, as did select consumer staples, such as Pepsi Bottling Group. The other strategy that worked was avoiding industries with overcapacity. I maintained very little exposure to the weak utilities sector and, most importantly, shied away from technology stocks hurt by a delayed recovery in capital spending. The fund's cash position increased late in the period because I felt some of our stocks ran too far too fast, while those I wanted to buy simply weren't cheap enough.

Q. What else curbed results?

A. While I try to avoid making any major top-down sector calls, the fund suffered from underweighting regional banks, which did very well early in the period amid falling interest rates. My concerns about rising rates and consumer credit quality kept me on the sidelines here.

Q. What's your outlook?

A. I don't believe the market's going to be roaring ahead from here. Rather, I think we could be back in a trading - or narrow price - range again, particularly given the recent market upswing. While the economy is improving, albeit unevenly, I'm still not convinced we're on the fast track to a strong recovery. Given that, I think the companies that should do well are those with solid earnings growth and reasonable valuations in industries not hampered by excess capacity. My goal is to find the best companies at the right prices whose prospects I feel are underappreciated by the market.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of companies with medium-sized capitalizations

Start date: February 20, 1996

Size: as of November 30, 2002, more than $3.1 billion

Manager: Peter Saperstone, since 2001; joined Fidelity in 1995

3

Peter Saperstone on his near-term positioning:

"Unlike many investors the past couple of months, I haven't made a positive cyclical bet in the fund because I have yet to see the valuations and fundamentals to support it. While I think we're closer to the bottom of the capital investment cycle, there's still too much capacity out there and I don't see corporations ramping up their spending yet. That would explain why the fund remains underweighted at period end in technology and industrials, where I feel there continues to be some downside risk. On the other hand, I still think there are plenty of good stories to own on the consumer side. Consumer spending has propped up the economy over the past year, but it's starting to show some cracks. So, while I've become a little less confident about the consumer of late, I don't think spending will fall apart completely, but instead just muddle along. That said, I've maintained a sizable overweighting in consumer discretionary, with a particular focus on retail, media and homebuilding. However, if I begin to anticipate a pick-up in corporate spending, I will consider shifting the portfolio from the consumer to the capital side, at which time I may increase my holdings in tech and other sectors poised to benefit from an uptick in capital investment."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Citizens Communications Co.	5.1	3.7
AdvancePCS Class A	3.5	1.0
Aramark Corp. Class B	2.7	2.0
FirstEnergy Corp.	2.3	1.9
Ceridian Corp.	2.2	1.3
Newmont Mining Corp. Holding Co.	2.2	0.0
XL Capital Ltd. Class A	1.9	0.7
ACE Ltd.	1.9	1.3
Big Lots, Inc.	1.9	2.6
Boston Scientific Corp.	1.9	0.9
	25.6
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.8	21.1
Health Care	14.1	14.4
Industrials	11.7	15.7
Financials	11.5	10.1
Energy	7.3	9.7
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
Stocks and Equity Futures	91.7%	Stocks	98.3%
Convertible Securities	0.0%	Convertible Securities	0.6%
Short-Term Investments and Net Other Assets	8.3%	Short-Term Investments and Net Other Assets	1.1%
* Foreign investments	8.5%	** Foreign investments	6.5%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 21.8%
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp. (a)	631,800	$ 9,003
Brinker International, Inc. (a)	555,000	16,539
Jack in the Box, Inc. (a)	848,470	17,071
Wendy's International, Inc.	138,300	3,863
WMS Industries, Inc. (a)	680,700	11,946
Wynn Resorts Ltd.	748,900	9,601
		68,023
Household Durables - 2.2%
Beazer Homes USA, Inc. (a)	519,870	33,152
Clayton Homes, Inc.	53,200	717
D.R. Horton, Inc.	1,003,647	19,180
Lennar Corp.	294,800	15,630
		68,679
Media - 7.7%
AOL Time Warner, Inc. (a)	2,667,500	43,667
EchoStar Communications Corp. Class A (a)	2,541,800	51,878
Entercom Communications Corp. Class A (a)	376,700	20,402
Fox Entertainment Group, Inc. Class A (a)	465,600	12,413
General Motors Corp. Class H (a)	3,379,400	39,471
Lamar Advertising Co. Class A (a)	1,003,800	34,260
Radio One, Inc.:
Class A (a)	339,000	5,966
Class D (non-vtg.) (a)	2,023,700	34,828
Salem Communications Corp. Class A (a)	63,741	1,744
		244,629
Multiline Retail - 3.2%
Big Lots, Inc. (a)	4,763,300	60,494
BJ's Wholesale Club, Inc. (a)	276,300	5,308
Saks, Inc. (a)	2,680,700	34,849
		100,651
Specialty Retail - 4.9%
Borders Group, Inc. (a)	2,948,964	53,966
Christopher & Banks Corp. (a)	715,700	19,503
CSK Auto Corp. (a)	1,466,900	18,322
Limited Brands, Inc.	921,000	15,666
Michaels Stores, Inc. (a)	285,500	10,749
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)	1,478,200	$ 26,179
Too, Inc. (a)	342,100	10,041
		154,426
Textiles Apparel & Luxury Goods - 1.7%
Jones Apparel Group, Inc. (a)	231,200	8,508
Reebok International Ltd. (a)	1,025,200	29,413
Tommy Hilfiger Corp. (a)	1,894,800	15,462
		53,383
TOTAL CONSUMER DISCRETIONARY		689,791
CONSUMER STAPLES - 4.2%
Beverages - 0.2%
Molson, Inc. Class A	368,600	7,803
Food Products - 1.3%
Dean Foods Co. (a)	1,106,000	41,088
Tobacco - 2.7%
Loews Corp. - Carolina Group	487,600	9,025
RJ Reynolds Tobacco Holdings, Inc.	700,700	27,047
UST, Inc.	1,504,700	48,451
		84,523
TOTAL CONSUMER STAPLES		133,414
ENERGY - 7.3%
Energy Equipment & Services - 5.8%
Cooper Cameron Corp. (a)	243,400	12,477
ENSCO International, Inc.	1,483,300	41,503
Grant Prideco, Inc. (a)	1,188,200	12,155
Helmerich & Payne, Inc.	253,500	6,926
National-Oilwell, Inc. (a)	1,818,400	39,550
Noble Corp. (a)	1,045,200	35,485
Rowan Companies, Inc.	414,000	8,818
Tidewater, Inc.	224,000	6,928
Weatherford International Ltd. (a)	522,802	21,090
		184,932
Oil & Gas - 1.5%
Pioneer Natural Resources Co. (a)	729,100	17,980
Stelmar Shipping Ltd. (a)	559,600	8,646
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp.	215,900	$ 8,060
Tsakos Energy Navigation Ltd. (d)	1,007,700	11,770
		46,456
TOTAL ENERGY		231,388
FINANCIALS - 11.5%
Banks - 2.4%
Bank of Hawaii Corp.	544,200	16,587
Banknorth Group, Inc.	428,900	9,449
Commerce Bancorp, Inc., New Jersey	157,930	7,225
M&T Bank Corp.	291,300	23,502
Sovereign Bancorp, Inc.	1,414,400	19,547
		76,310
Diversified Financials - 2.5%
Investors Financial Services Corp.	920,200	32,189
Merrill Lynch & Co., Inc.	577,800	25,134
Stilwell Financial, Inc.	1,441,300	21,216
		78,539
Insurance - 6.6%
ACE Ltd.	1,798,500	61,329
AMBAC Financial Group, Inc.	722,300	45,151
Everest Re Group Ltd.	697,400	40,379
W.R. Berkley Corp.	42,900	1,695
XL Capital Ltd. Class A	745,010	61,642
		210,196
TOTAL FINANCIALS		365,045
HEALTH CARE - 14.1%
Biotechnology - 1.5%
Gilead Sciences, Inc. (a)	687,480	27,142
IDEC Pharmaceuticals Corp. (a)	548,880	18,058
		45,200
Health Care Equipment & Supplies - 5.9%
Baxter International, Inc.	1,642,500	52,544
Boston Scientific Corp. (a)	1,440,300	60,493
St. Jude Medical, Inc. (a)	1,112,400	38,734
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sybron Dental Specialties, Inc. (a)	1,419,800	$ 20,090
Varian Medical Systems, Inc. (a)	322,500	15,058
		186,919
Health Care Providers & Services - 6.7%
AdvancePCS Class A (a)(d)	4,566,740	112,753
Anthem, Inc. (a)	482,210	28,571
Caremark Rx, Inc. (a)	838,300	14,804
McKesson Corp.	1,551,220	40,208
Per-Se Technologies, Inc. warrants 7/8/03 (a)	1,287	0
Triad Hospitals, Inc. (a)	530,400	15,992
		212,328
TOTAL HEALTH CARE		444,447
INDUSTRIALS - 11.7%
Aerospace & Defense - 0.6%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	832,900	12,177
Goodrich Corp.	322,400	5,932
		18,109
Airlines - 1.0%
Delta Air Lines, Inc.	684,300	9,238
Frontier Airlines, Inc. (a)	1,190,121	6,748
Southwest Airlines Co.	961,000	15,953
		31,939
Building Products - 1.0%
American Standard Companies, Inc. (a)	115,600	8,610
York International Corp.	975,500	24,466
		33,076
Commercial Services & Supplies - 8.9%
Aramark Corp. Class B (d)	3,716,100	85,284
Ceridian Corp. (a)	4,908,900	70,688
Convergys Corp. (a)	191,800	3,307
H&R Block, Inc.	645,700	24,750
John H. Harland Co.	856,400	18,044
Manpower, Inc.	676,070	25,197
Weight Watchers International, Inc.	1,229,900	55,653
		282,923
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.2%
SPX Corp. (a)	119,900	$ 5,659
TOTAL INDUSTRIALS		371,706
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.6%
3Com Corp. (a)	349,100	1,798
Harris Corp.	571,100	15,374
		17,172
Electronic Equipment & Instruments - 1.6%
Mettler-Toledo International, Inc. (a)	499,900	18,271
Waters Corp. (a)	1,242,300	33,294
		51,565
Internet Software & Services - 0.6%
Digital Insight Corp. (a)	66,600	683
j2 Global Communications, Inc. (a)(d)	800,210	17,732
		18,415
Software - 0.5%
Business Objects SA sponsored ADR (a)	322,400	6,445
Cadence Design Systems, Inc. (a)	667,000	9,618
		16,063
TOTAL INFORMATION TECHNOLOGY		103,215
MATERIALS - 7.1%
Chemicals - 0.8%
Lyondell Chemical Co.	832,000	11,906
Olin Corp.	830,300	12,529
		24,435
Metals & Mining - 6.3%
Alcan, Inc.	631,300	20,095
Falconbridge Ltd.	2,374,000	24,734
Massey Energy Corp. (d)	4,336,700	38,380
Meridian Gold, Inc. (a)	2,361,700	33,739
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp. Holding Co.	3,014,700	$ 70,574
Peabody Energy Corp.	418,700	11,410
		198,932
TOTAL MATERIALS		223,367
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.1%
Citizens Communications Co. (d)	16,455,130	162,245
TeraBeam Networks (c)	4,400	1
		162,246
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc. (a)	4,450,100	33,598
TOTAL TELECOMMUNICATION SERVICES		195,844
UTILITIES - 3.3%
Electric Utilities - 3.3%
Ameren Corp.	738,500	30,537
FirstEnergy Corp.	2,355,800	74,632
		105,169
TOTAL COMMON STOCKS (Cost $2,848,935)		2,863,386
Money Market Funds - 11.1%

Fidelity Cash Central Fund, 1.47% (b)	311,075,458	311,075
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	38,927,490	38,927
TOTAL MONEY MARKET FUNDS (Cost $350,002)		350,002
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,198,937)		3,213,388
NET OTHER ASSETS - (1.6)%		(50,915)
NET ASSETS - 100%		$ 3,162,473
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
164 S&P MidCap 400 Index Contracts	Dec. 2002	$ 36,798	$ (222)

The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 17
(d) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,245,343,000 and $6,499,306,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $534,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $12,891,000. The weighted average interest rate was 1.83%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $479,904,000 of which $173,904,000 and $306,000,000 will expire on November 30, 2009 and 2010 respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $62,882,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $36,773) (cost $3,198,937) - See accompanying schedule		$ 3,213,388
Cash		1,414
Receivable for investments sold		18,325
Receivable for fund shares sold		7,027
Dividends receivable		2,609
Interest receivable		233
Other receivables		994
Total assets		3,243,990

Liabilities
Payable for investments purchased	$ 31,899
Payable for fund shares redeemed	7,412
Accrued management fee	1,501
Distribution fees payable	1,458
Payable for daily variation on futures contracts	222
Other payables and accrued expenses	98
Collateral on securities loaned, at value	38,927
Total liabilities		81,517

Net Assets		$ 3,162,473
Net Assets consist of:
Paid in capital		$ 3,731,556
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(583,314)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,231
Net Assets		$ 3,162,473

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($383,517 ÷ 24,385 shares)	$ 15.73

Maximum offering price per share (100/94.25 of $15.73)	$ 16.69
Class T: Net Asset Value and redemption price per share ($1,712,088 ÷ 107,864 shares)	$ 15.87

Maximum offering price per share (100/96.50 of $15.87)	$ 16.45
Class B: Net Asset Value and offering price per share ($550,178 ÷ 35,692 shares) A	$ 15.41

Class C: Net Asset Value and offering price per share ($295,802 ÷ 19,187 shares) A	$ 15.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($220,888 ÷ 13,804 shares)	$ 16.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends (including $215 received from affiliated issuers)		$ 16,824
Interest		5,833
Security lending		219
Total income		22,876

Expenses
Management fee	$ 17,743
Transfer agent fees	8,862
Distribution fees	18,909
Accounting and security lending fees	582
Non-interested trustees' compensation	11
Custodian fees and expenses	106
Registration fees	34
Audit	38
Legal	19
Interest	12
Miscellaneous	354
Total expenses before reductions	46,670
Expense reductions	(5,594)	41,076
Net investment income (loss)		(18,200)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(18,438) on sales of investments from affiliated issuers)	(343,020)
Foreign currency transactions	17
Futures contracts	(7,727)
Total net realized gain (loss)		(350,730)
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,042)
Futures contracts	(222)
Total change in net unrealized appreciation (depreciation)		(78,264)
Net gain (loss)		(428,994)
Net increase (decrease) in net assets resulting from operations		$ (447,194)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (18,200)	$ 2,270
Net realized gain (loss)	(350,730)	(220,933)
Change in net unrealized appreciation (depreciation)	(78,264)	(107,424)
Net increase (decrease) in net assets resulting from operations	(447,194)	(326,087)
Distributions to shareholders from net investment income	(1,800)	(566)
Distributions to shareholders from net realized gain	-	(190,617)
Total distributions	(1,800)	(191,183)
Share transactions - net increase (decrease)	1,020,890	1,020,628
Total increase (decrease) in net assets	571,896	503,358

Net Assets
Beginning of period	2,590,577	2,087,219
End of period (including undistributed net investment income of $0 and undistributed net investment income of $1,658, respectively)	$ 3,162,473	$ 2,590,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 22.36	$ 17.12	$ 13.71	$ 14.04
Income from Investment Operations
Net investment income (loss) C	(.06) E	.08	.01	(.05)	(.05)
Net realized and unrealized gain (loss)	(2.10) E	(2.43)	6.63	3.92	1.17
Total from investment operations	(2.16)	(2.35)	6.64	3.87	1.12
Distributions from net investment income	(.06)	(.04)	-	-	-
Distributions from net realized gain	-	(2.02)	(1.40)	(.46)	(1.45)
Total distributions	(.06)	(2.06)	(1.40)	(.46)	(1.45)
Net asset value, end of period	$ 15.73	$ 17.95	$ 22.36	$ 17.12	$ 13.71
Total Return A, B	(12.09)%	(11.73)%	41.50%	29.17%	9.07%
Ratios to Average Net Assets D
Expenses before expense reductions	1.26%	1.16%	1.14%	1.17%	1.30%
Expenses net of voluntary waivers, if any	1.26%	1.16%	1.14%	1.17%	1.30%
Expenses net of all reductions	1.08%	1.07%	1.11%	1.16%	1.27%
Net investment income (loss)	(.33)% E	.42%	.04%	(.33)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 384	$ 233	$ 134	$ 26	$ 11
Portfolio turnover rate	221%	243%	251%	163%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.40)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.09	$ 22.49	$ 17.19	$ 13.75	$ 14.09
Income from Investment Operations
Net investment income (loss) C	(.09) E	.04	(.04)	(.08)	(.07)
Net realized and unrealized gain (loss)	(2.13) E	(2.44)	6.69	3.94	1.17
Total from investment operations	(2.22)	(2.40)	6.65	3.86	1.10
Distributions from net realized gain	-	(2.00)	(1.35)	(.42)	(1.44)
Net asset value, end of period	$ 15.87	$ 18.09	$ 22.49	$ 17.19	$ 13.75
Total Return A, B	(12.27)%	(11.86)%	41.26%	28.93%	8.87%
Ratios to Average Net Assets D
Expenses before expense reductions	1.44%	1.36%	1.35%	1.39%	1.42%
Expenses net of voluntary waivers, if any	1.44%	1.36%	1.35%	1.39%	1.42%
Expenses net of all reductions	1.26%	1.28%	1.31%	1.37%	1.39%
Net investment income (loss)	(.51)% E	.21%	(.17)%	(.55)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,712	$ 1,405	$ 1,270	$ 505	$ 367
Portfolio turnover rate	221%	243%	251%	163%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (.58)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 22.06	$ 16.93	$ 13.58	$ 13.94
Income from Investment Operations
Net investment income (loss) C	(.18) E	(.07)	(.15)	(.16)	(.14)
Net realized and unrealized gain (loss)	(2.07) E	(2.40)	6.58	3.90	1.17
Total from investment operations	(2.25)	(2.47)	6.43	3.74	1.03
Distributions from net realized gain	-	(1.93)	(1.30)	(.39)	(1.39)
Net asset value, end of period	$ 15.41	$ 17.66	$ 22.06	$ 16.93	$ 13.58
Total Return A, B	(12.74)%	(12.41)%	40.45%	28.32%	8.38%
Ratios to Average Net Assets D
Expenses before expense reductions	1.98%	1.93%	1.89%	1.91%	1.94%
Expenses net of voluntary waivers, if any	1.98%	1.93%	1.89%	1.91%	1.94%
Expenses net of all reductions	1.80%	1.85%	1.85%	1.89%	1.91%
Net investment income (loss)	(1.05)% E	(.35)%	(.71)%	(1.07)%	(1.02)%
Supplemental Data
Net assets, end of period (in millions)	$ 550	$ 529	$ 406	$ 117	$ 82
Portfolio turnover rate	221%	243%	251%	163%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (1.12)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 22.08	$ 16.97	$ 13.64	$ 14.08
Income from Investment Operations
Net investment income (loss) C	(.17) E	(.06)	(.15)	(.16)	(.15)
Net realized and unrealized gain (loss)	(2.07) E	(2.40)	6.59	3.90	1.15
Total from investment operations	(2.24)	(2.46)	6.44	3.74	1.00
Distributions from net realized gain	-	(1.96)	(1.33)	(.41)	(1.44)
Net asset value, end of period	$ 15.42	$ 17.66	$ 22.08	$ 16.97	$ 13.64
Total Return A, B	(12.68)%	(12.37)%	40.47%	28.24%	8.09%
Ratios to Average Net Assets D
Expenses before expense reductions	1.93%	1.90%	1.86%	1.91%	2.16%
Expenses net of voluntary waivers, if any	1.93%	1.90%	1.86%	1.91%	2.15%
Expenses net of all reductions	1.75%	1.81%	1.82%	1.90%	2.11%
Net investment income (loss)	(1.00)% E	(.32)%	(.68)%	(1.07)%	(1.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 296	$ 259	$ 187	$ 37	$ 13
Portfolio turnover rate	221%	243%	251%	163%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been (1.07)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.22	$ 22.63	$ 17.28	$ 13.82	$ 14.12
Income from Investment Operations
Net investment income (loss) B	.02 D	.15	.08	-	.01
Net realized and unrealized gain (loss)	(2.14) D	(2.46)	6.70	3.95	1.18
Total from investment operations	(2.12)	(2.31)	6.78	3.95	1.19
Distributions from net investment income	(.10)	(.08)	-	-	-
Distributions from net realized gain	-	(2.02)	(1.43)	(.49)	(1.49)
Total distributions	(.10)	(2.10)	(1.43)	(.49)	(1.49)
Net asset value, end of period	$ 16.00	$ 18.22	$ 22.63	$ 17.28	$ 13.82
Total Return A	(11.72)%	(11.41)%	42.01%	29.59%	9.60%
Ratios to Average Net Assets C
Expenses before expense reductions	.82%	.82%	.83%	.86%	.87%
Expenses net of voluntary waivers, if any	.82%	.82%	.83%	.86%	.87%
Expenses net of all reductions	.64%	.73%	.79%	.84%	.84%
Net investment income (loss)	.11% D	.76%	.35%	(.02)%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 221	$ 165	$ 90	$ 49	$ 35
Portfolio turnover rate	221%	243%	251%	163%	139%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.01 and decrease net realized and unrealized gain (loss) per share by $.01. Without this change the ratio of net investment income (loss) to average net assets would have been .04%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 218,043	|
Unrealized depreciation	(244,340)
Net unrealized appreciation (depreciation)	(26,297)
Capital loss carryforward	(479,904)
Total Distributable earnings	$ (506,201)
Cost for federal income tax purposes	$ 3,239,685

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 1,800	|

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $932 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $2,176; and decrease net realized gain (loss) by $2,176. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.06%	.25%	$ 1,014	$ -	$ 205
Class T	.31%	.25%	9,168	63	925
Class B	.75%	.25%	5,780	4,335	-
Class C	.75%	.25%	2,947	1,206	-
			$ 18,909	$ 5,604	$ 1,130

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 987	$ 457
Class T	763	240
Class B*	1,723	1,723
Class C*	108	108
	$ 3,581	$ 2,528

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,076.33
Class T	4,342.26
Class B	2,105.36
Class C	924.31
Institutional Class	415.20
	$ 8,862

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,836 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 4,464
Class A	205	-
Class T	925	-
	$ 1,130	$ 4,464

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Class A	$ 822	$ 243
Institutional Class	978	323
Total	$ 1,800	$ 566
From net realized gain
Class A	$ -	$ 12,612
Class T	-	116,123
Class B	-	36,550
Class C	-	17,059
Institutional Class	-	8,273
Total	$ -	$ 190,617
	$ 1,800	$ 191,183

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30,		Year ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	16,535	9,881	$ 286,057	$ 191,535
Reinvestment of distributions	41	585	773	12,189
Shares redeemed	(5,150)	(3,496)	(86,019)	(66,321)
Net increase (decrease)	11,426	6,970	$ 200,811	$ 137,403
Class T
Shares sold	58,922	38,617	$ 1,024,241	$ 765,038
Reinvestment of distributions	-	5,225	-	109,931
Shares redeemed	(28,754)	(22,615)	(480,003)	(441,457)
Net increase (decrease)	30,168	21,227	$ 544,238	$ 433,512
Class B
Shares sold	14,582	15,700	$ 253,803	$ 303,066
Reinvestment of distributions	-	1,567	-	32,369
Shares redeemed	(8,844)	(5,720)	(143,885)	(107,656)
Net increase (decrease)	5,738	11,547	$ 109,918	$ 227,779
Class C
Shares sold	9,831	9,172	$ 168,957	$ 177,275
Reinvestment of distributions	-	723	-	14,931
Shares redeemed	(5,302)	(3,694)	(87,374)	(70,158)
Net increase (decrease)	4,529	6,201	$ 81,583	$ 122,048
Institutional Class
Shares sold	8,735	8,092	$ 152,931	$ 158,404
Reinvestment of distributions	32	351	600	7,412
Shares redeemed	(4,018)	(3,378)	(69,191)	(65,930)
Net increase (decrease)	4,749	5,065	$ 84,340	$ 99,886

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
AdvancePCS Class A	$ 17,882	$ 11,779	$ -	$ 112,753
Aramark Corp. Class B	31,566	2,980	-	85,284
Citizens Communications Co.	37,336	30,184	-	162,245
j2 Global Communications, Inc.	5,294	-	-	17,732
Magna Entertainment Corp. Class A	-	7,325	-	-
Massey Energy Corp.	10,783	18,881	215	38,380
Tsakos Energy Navigation Ltd.	1,224	-	-	11,770
WMS Industries, Inc.	-	1,068	-	-
TOTALS	$ 104,085	$ 72,217	$ 215	$ 428,164

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Mid Cap Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Mid Cap (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Mid Cap. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Mid Cap. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Mid Cap. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Mid Cap. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Advisor Mid Cap. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Mid Cap. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Mid Cap. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Mid Cap. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

MCI-ANN-0103 335720
1.539187.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Small Cap

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Small Cap Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Small Cap - CL A	-7.55%	60.31%
Fidelity Adv Small Cap - CL A (incl. 5.75% sales charge)	-12.86%	51.09%
Russell 2000 ®	-10.60%	21.94%
Small Cap Funds Average	-12.41%	n/a*
Small Cap Core Funds Average	-9.05%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 2000® Index - a market capitalization-weighted index of 2,000 small company stocks. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL A	-7.55%	11.81%
Fidelity Adv Small Cap - CL A (incl. 5.75% sales charge)	-12.86%	10.26%
Russell 2000	-10.60%	4.80%
Small Cap Funds Average	-12.41%	n/a*
Small Cap Core Funds Average	-9.05%	n/a*

* Not available

Annual Report

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Small Cap Fund - Class A on September 9, 1998, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 2000 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Small Cap Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL T	-7.78%	58.52%
Fidelity Adv Small Cap - CL T (incl. 3.50% sales charge)	-11.01%	52.97%
Russell 2000	-10.60%	21.94%
Small Cap Funds Average	-12.41%	n/a*
Small Cap Core Funds Average	-9.05%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL T	-7.78%	11.52%
Fidelity Adv Small Cap - CL T (incl. 3.50% sales charge)	-11.01%	10.58%
Russell 2000	-10.60%	4.80%
Small Cap Funds Average	-12.41%	n/a*
Small Cap Core Funds Average	-9.05%	n/a*

* Not available

Annual Report

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class T on September 9, 1998, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 2000 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Small Cap Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL B	-8.27%	54.99%
Fidelity Adv Small Cap - CL B (incl. contingent deferred sales charge)	-12.85%	52.99%
Russell 2000	-10.60%	21.94%
Small Cap Funds Average	-12.41%	n/a*
Small Cap Core Funds Average	-9.05%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Annual Report

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL B	-8.27%	10.92%
Fidelity Adv Small Cap - CL B (incl. contingent deferred sales charge)	-12.85%	10.58%
Russell 2000	-10.60%	4.80%
Small Cap Funds Average	-12.41%	n/a*
Small Cap Core Funds Average	-9.05%	n/a*

* Not available

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class B on September 9, 1998, when the fund started. The chart shows how the value of your investment would have grown, including the effect of the applicable contingent deferred sales charge, and also shows how the Russell 2000 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Small Cap Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL C	-8.24%	55.59%
Fidelity Adv Small Cap - CL C (incl. contingent deferred sales charge)	-9.16%	55.59%
Russell 2000	-10.60%	21.94%
Small Cap Funds Average	-12.41%	n/a*
Small Cap Core Funds Average	-9.05%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Annual Report

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL C	-8.24%	11.02%
Fidelity Adv Small Cap - CL C (incl. contingent deferred sales charge)	-9.16%	11.02%
Russell 2000	-10.60%	4.80%
Small Cap Funds Average	-12.41%	n/a*
Small Cap Core Funds Average	-9.05%	n/a*

* Not available

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class C on September 9, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Russell 2000 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Harry Lange, Portfolio Manager of Fidelity Advisor Small Cap Fund

Q. How did the fund perform, Harry?

A. For the 12 months that ended November 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned -7.55%, -7.78%, -8.27% and -8.24%, respectively. In comparison, the Russell 2000 Index declined 10.60%, while the small-cap funds average fell 12.41% according to Lipper Inc.

Q. What major story lines dictated the fund's performance?

A. Small-cap stocks - particularly those with simple business models - performed well during the past year, as investors remained skeptical of large-cap conglomerates. Accordingly, my emphasis on simplicity helped performance. I also focused on stocks that I felt could grow despite the difficult economy, and the fund reaped sizable rewards in steady-growth areas such as homebuilding, foods and waste management. On the negative side, I jumped back into aggressive-growth areas such as technology too early, and several of the fund's holdings were hurt by the weak pharmaceutical industry. I also regret that I didn't raise the fund's exposure to finance stocks during the second half of the period, as that group continued to generate good results.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What attracted you to homebuilding and food stocks?

A. I felt homebuilders were underappreciated by the market, and I liked their long-term growth potential. The majority of my homebuilding strategy revolved around Lennar - a leading builder of affordable homes in the U.S. - and its commercial property development arm, LNR Property. Lennar continued to execute well during the period, and the company gained market share. Both Lennar and LNR Property were top performers for the fund. Several food-related holdings also performed well, including Whole Foods Market, Dole Food and Dean Foods. Food is about as stable a growth industry as you'll find, and these companies benefited from attractive competitive positions within their respective fields. The fund did not own Dole at the end of the period.

Q. When did you switch to a more aggressive mindset, and why?

A. I waded back into technology stocks in April because I felt the group in general had been beaten down for too long, and I felt confident that we'd see an economic upturn by the end of 2002. I emphasized industry leaders in areas such as software, networking and semiconductors, with my hope being that these stocks would rise quickly off the bottom in the event of a rebound. Unfortunately, that rebound never materialized and stocks such as Oak Technology - which makes multimedia semiconductors and related software - and Semtech, which makes analog semiconductors - detracted from performance.

Q. What was behind your aversion to finance stocks during the period?

A. Banks have had a great run through most of 2002 - fueled largely by low interest rates - and I felt that smaller banks would be among the first to face reality. Specifically, my primary concerns were that smaller banks would see diminished net interest margins, and that many would experience credit-related problems. In the end, we saw neither and bank stocks continued to perform well. I do think these trends may crop up in the not-too-distant future.

Q. Which stocks contributed positively? Which ones were disappointing?

A. Waste Connections, a West Coast-based garbage collection company, generated positive results, based on strong earnings, good cash flow and strategic landfill acquisitions. High-end gadget retailer Sharper Image also performed well. As for detractors, Millipore - which makes filtration systems - and Mettler-Toledo, which makes scales and balances, both experienced a drop-off in sales as biotechnology and pharmaceutical companies cut back on their R&D spending. Auto salvager Copart also disappointed.

Q. What's your outlook, Harry?

A. I'm disappointed that we haven't seen an economic recovery yet, but I am optimistic. The market had back-to-back positive months in October and November for the first time in a year, and I think it's only a matter of time before companies turn the faucets back on and spend for technology. With this in mind, I'll position the fund for a potential rebound in 2003.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing primarily in equity securities of companies with small market capitalizations

Start date: September 9, 1998

Size: as of November 30, 2002, more than $1.2 billion

Manager: Harry Lange, since inception; research director, Fidelity Investments Far East, 1988-1992; joined Fidelity in 1987

3

Harry Lange on a lesson learned from a sensitive market:

"More than ever, publicly traded stocks today are under intense scrutiny from regulators, short sellers and the media. Considering the scandals we've seen, this level of scrutiny is justified and to be expected. But it's also created an environment of sensitivity, which has made my job that much more challenging.

"In the past, market analysts have frequently commented that stock selling is ´overdone' when stocks drop on negative news, and that such selling activity could actually present buying opportunities. During this particular period, though, early-stage selling was rarely overdone - and in many cases, the selling frenzy turned out to be warranted.

"There have been many instances, for example, where a detrimental news item regarding a company came out of the blue, and investors - fearing a potential investigation - sold first and asked questions later. While this type of mentality has made it more difficult to analyze companies, I have learned a valuable lesson: It may make sense to abandon ship with certain stocks once you see a leak, especially in an overly sensitive environment."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Waste Connections, Inc.	4.9	3.8
Mettler-Toledo International, Inc.	4.7	3.9
American Italian Pasta Co. Class A	4.7	5.4
Lennar Corp.	3.8	3.7
Florida Rock Industries, Inc.	3.7	3.0
Brunswick Corp.	3.7	3.9
LNR Property Corp.	3.5	3.9
MPS Group, Inc.	2.3	2.1
Robert Mondavi Corp. Class A	2.3	2.0
Liz Claiborne, Inc.	2.1	1.7
	35.7
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.9	26.9
Information Technology	23.2	18.0
Industrials	13.1	16.5
Consumer Staples	12.1	13.1
Financials	8.2	8.1
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 98.1%		Stocks 95.9%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	4.0%	** Foreign investments	4.0%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 23.9%
Distributors - 0.9%
Handleman Co. (a)	939,400	$ 10,568
Hotels, Restaurants & Leisure - 0.3%
Bally Total Fitness Holding Corp. (a)	22,800	204
Benihana, Inc. Class A	92,000	1,154
Monarch Casino & Resort, Inc. (a)	180,000	2,464
Starbucks Coffee Japan Ltd. (a)	2,951	300
		4,122
Household Durables - 6.1%
A.T. Cross & Co. Class A (a)	321,300	1,928
Beazer Homes USA, Inc. (a)	45,000	2,870
Clayton Homes, Inc.	276,400	3,726
D.R. Horton, Inc.	512,970	9,803
Furniture Brands International, Inc. (a)	100,000	2,800
Helen of Troy Ltd. (a)	243,700	2,476
Lennar Corp.	887,100	47,034
Mohawk Industries, Inc. (a)	70,395	4,337
		74,974
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,180,900	12,163
Leisure Equipment & Products - 4.0%
Brunswick Corp.	2,150,600	45,206
MarineMax, Inc. (a)	351,100	4,389
		49,595
Media - 3.1%
Capital Radio PLC	337,435	2,743
Hispanic Broadcasting Corp. (a)	100,000	2,671
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	701,500	6,980
Radio One, Inc.:
Class A (a)	541,000	9,522
Class D (non-vtg.) (a)	982,000	16,900
Scottish Radio Holdings PLC	5,610	55
		38,871
Multiline Retail - 0.8%
Neiman Marcus Group, Inc. Class A (a)	300,000	9,369
Specialty Retail - 5.6%
Aaron Rents, Inc.	84,100	1,867
Barbeques Galore Ltd. sponsored ADR	50,000	144
Copart, Inc. (a)	1,557,150	18,826
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	660,000	$ 11,227
PETCO Animal Supplies, Inc.	100,000	2,527
PETsMART, Inc. (a)	100,000	1,845
SAZABY, Inc.	450,000	8,657
Sharper Image Corp. (a)(c)	726,400	13,649
Too, Inc. (a)	100,000	2,935
Yamada Denki Co. Ltd.	300,000	7,031
		68,708
Textiles Apparel & Luxury Goods - 2.1%
Liz Claiborne, Inc.	820,000	26,404
TOTAL CONSUMER DISCRETIONARY		294,774
CONSUMER STAPLES - 12.1%
Beverages - 2.3%
Golden State Vintners, Inc. Class B (a)(c)	378,500	700
Robert Mondavi Corp. Class A (a)(c)	799,900	27,973
		28,673
Food & Drug Retailing - 1.5%
Whole Foods Market, Inc. (a)	350,000	18,603
Food Products - 8.1%
American Italian Pasta Co. Class A (a)(c)	1,601,400	58,131
Dean Foods Co. (a)	652,000	24,222
Fresh Del Monte Produce, Inc.	700,000	16,030
Sanderson Farms, Inc.	73,513	1,500
		99,883
Personal Products - 0.2%
Steiner Leisure Ltd. (a)	200,000	2,870
TOTAL CONSUMER STAPLES		150,029
ENERGY - 5.2%
Energy Equipment & Services - 3.2%
BJ Services Co. (a)	360,000	12,042
Carbo Ceramics, Inc.	250,000	8,328
Global Industries Ltd. (a)	300,000	1,324
Maverick Tube Corp. (a)	500,000	6,415
Rowan Companies, Inc.	230,000	4,899
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	120,000	$ 4,080
TETRA Technologies, Inc. (a)	100,000	2,115
		39,203
Oil & Gas - 2.0%
Premcor, Inc.	100,000	2,065
Teekay Shipping Corp.	568,090	21,207
Tsakos Energy Navigation Ltd.	196,000	2,289
		25,561
TOTAL ENERGY		64,764
FINANCIALS - 8.2%
Banks - 1.7%
First Community Bancorp, California	4,100	126
Silicon Valley Bancshares (a)	541,440	10,504
Texas Regional Bancshares, Inc. Class A	300,000	10,260
		20,890
Diversified Financials - 1.3%
AmeriCredit Corp. (a)	1,250,000	10,400
E*TRADE Group, Inc. (a)	20,000	114
iDine Rewards Network, Inc. (a)	200,000	2,190
Investors Financial Services Corp.	2,400	84
Waddell & Reed Financial, Inc. Class A	150,000	3,086
		15,874
Insurance - 0.5%
Markel Corp. (a)	20,000	3,980
The PMI Group, Inc.	60,000	1,955
UICI (a)	50,000	640
		6,575
Real Estate - 4.7%
Alexandria Real Estate Equities, Inc.	220,000	8,974
CBL & Associates Properties, Inc.	56,431	2,218
CenterPoint Properties Trust (SBI)	11,820	676
Home Properties of New York, Inc.	2,733	90
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. (c)	1,202,600	$ 43,775
Reckson Associates Realty Corp.	100,000	2,035
		57,768
TOTAL FINANCIALS		101,107
HEALTH CARE - 5.6%
Biotechnology - 0.6%
Charles River Labs International, Inc. (a)	100,000	3,655
Medarex, Inc. (a)	800,000	4,080
		7,735
Health Care Equipment & Supplies - 4.0%
American Medical Systems Holdings, Inc. (a)	126,200	2,049
Cooper Companies, Inc.	400,000	11,240
CTI Molecular Imaging, Inc.	333,400	8,668
Edwards Lifesciences Corp. (a)	100,000	2,632
Hologic, Inc. (a)	100,000	1,376
ICU Medical, Inc. (a)	140,000	5,460
Medical Action Industries, Inc. (a)	400,000	4,296
Mentor Corp.	325,900	14,095
Microtek Medical Holdings, Inc. (a)	38,500	85
		49,901
Health Care Providers & Services - 1.0%
Advisory Board Co.	500	16
AMN Healthcare Services, Inc.	100,000	1,808
Caremark Rx, Inc. (a)	21,900	387
Patterson Dental Co. (a)	230,300	9,673
		11,884
TOTAL HEALTH CARE		69,520
INDUSTRIALS - 13.1%
Air Freight & Logistics - 0.2%
Forward Air Corp. (a)	100,000	1,925
Airlines - 0.3%
JetBlue Airways Corp.	100,000	3,702
Commercial Services & Supplies - 7.7%
Exult, Inc. (a)	300,000	963
Korn/Ferry International (a)	828,700	8,014
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Labor Ready, Inc. (a)	300,000	$ 2,139
Pegasus Solutions, Inc. (a)	480,490	5,473
Republic Services, Inc. (a)	839,700	18,054
Waste Connections, Inc. (a)(c)	1,627,300	60,707
		95,350
Construction & Engineering - 0.3%
Granite Construction, Inc.	6,000	102
Jacobs Engineering Group, Inc. (a)	107,500	3,903
		4,005
Electrical Equipment - 0.7%
AstroPower, Inc. (a)	450,000	3,915
Energy Conversion Devices, Inc. (a)	200,000	2,432
Lamson & Sessions Co. (a)	100,000	313
Manufacturers Services Ltd. (a)	400,000	2,036
		8,696
Machinery - 3.6%
Actuant Corp. Class A (a)	300,000	12,957
Albany International Corp. Class A	100,000	2,080
Astec Industries, Inc. (a)	173,600	1,781
Oshkosh Truck Co.	400,000	24,800
Terex Corp. (a)	200,000	2,472
		44,090
Trading Companies & Distributors - 0.3%
Fastenal Co.	100,000	3,573
TOTAL INDUSTRIALS		161,341
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.1%
Cable Design Technologies Corp. (a)	1,552,500	12,575
Lucent Technologies, Inc. (a)	13,381	23
Polycom, Inc. (a)	2,000,060	22,821
Terayon Communication Systems, Inc. (a)	1,234,800	2,939
		38,358
Computers & Peripherals - 0.7%
Avid Technology, Inc. (a)	50,000	981
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Drexler Technology Corp. (a)	350,000	$ 5,943
Hutchinson Technology, Inc. (a)	68,500	1,860
		8,784
Electronic Equipment & Instruments - 9.8%
Amphenol Corp. Class A (a)	100,000	4,435
Benchmark Electronics, Inc. (a)	800,000	24,888
Mettler-Toledo International, Inc. (a)	1,600,000	58,480
Millipore Corp.	501,070	18,469
Vishay Intertechnology, Inc. (a)	1,028,181	14,528
		120,800
Internet Software & Services - 0.8%
Chordiant Software, Inc. (a)	1,000,000	1,830
CNET Networks, Inc. (a)	1,000,000	3,040
Digitas, Inc. (a)	200,000	620
HomeStore, Inc. (a)	150,000	201
Hotels.com Class A (a)	50,000	3,641
Raindance Communications, Inc. (a)	300,000	902
Vignette Corp. (a)	15,400	25
		10,259
IT Consulting & Services - 3.7%
BearingPoint, Inc. (a)	1,000,000	8,300
Lionbridge Technologies, Inc. (a)	60,100	159
Manhattan Associates, Inc. (a)	300,000	9,006
MPS Group, Inc. (a)	4,780,000	28,680
Syntel, Inc. (a)	5,100	99
		46,244
Semiconductor Equipment & Products - 4.1%
Agere Systems, Inc.:
Class A (a)	160	0
Class B (a)	3,933	6
ASE Test Ltd. (a)	200,000	1,338
Cymer, Inc. (a)	100,000	3,633
Cypress Semiconductor Corp. (a)	70,900	613
Intersil Corp. Class A (a)	277,390	4,796
Jenoptik AG	56,650	638
LAM Research Corp. (a)	500,000	8,120
LTX Corp. (a)	300,000	2,766
Monolithic System Technology, Inc. (a)	27,500	408
Mykrolis Corp. (a)	339,130	2,818
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Oak Technology, Inc. (a)	1,100,000	$ 3,586
PDF Solutions, Inc. (a)	13,400	110
Photronics, Inc. (a)	100,000	1,582
Rudolph Technologies, Inc. (a)	100,000	1,981
Semtech Corp. (a)	135,280	2,040
Silicon Laboratories, Inc. (a)	319,200	9,353
Skyworks Solutions, Inc. (a)	312,400	3,764
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	3,114
		50,666
Software - 1.0%
Actuate Corp. (a)	100,000	251
Pumatech, Inc. (d)	55,200	73
RadiSys Corp. (a)	570,000	5,415
Vastera, Inc. (a)	1,068,500	6,283
		12,022
TOTAL INFORMATION TECHNOLOGY		287,133
MATERIALS - 5.8%
Chemicals - 0.4%
Ferro Corp.	100,000	2,381
Olin Corp.	100,000	1,509
OMNOVA Solutions, Inc. (a)	100,000	410
		4,300
Construction Materials - 4.7%
Florida Rock Industries, Inc.	1,136,465	45,470
Martin Marietta Materials, Inc.	379,400	11,959
		57,429
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	116
Metals & Mining - 0.6%
Arch Coal, Inc.	100,000	2,001
Cleveland-Cliffs, Inc.	200,000	4,150
Oregon Steel Mills, Inc. (a)	200,000	940
Placer Dome, Inc.	93,590	895
		7,986
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Mercer International, Inc. (SBI) (a)	200,000	$ 1,040
Sino-Forest Corp. Class A (sub. vtg.) (a)	500,000	368
		1,408
TOTAL MATERIALS		71,239
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.0%
TeraBeam Networks (e)	4,400	1
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	3,000,000	11,880
Triton PCS Holdings, Inc. Class A (a)	100,000	442
		12,322
TOTAL TELECOMMUNICATION SERVICES		12,323
TOTAL COMMON STOCKS (Cost $1,190,431)		1,212,230
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e) (Cost $124)	7,200	7
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 1.47% (b) (Cost $94,611)	94,611,008	94,611
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,285,166)		1,306,848
NET OTHER ASSETS - (5.8)%		(71,241)
NET ASSETS - 100%		$ 1,235,607
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $73,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 124
TeraBeam Networks	4/7/00	$ 17
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $650,699,000 and $498,372,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $70,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000 or 0.0% of net assets.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $168,407,000 of which $2,487,000, $151,477,000, and $14,443,000 will expire on November 30, 2008, 2009, and 2010 respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $53,367) (cost $1,285,166) - See accompanying schedule		$ 1,306,848
Cash		87
Receivable for investments sold		603
Receivable for fund shares sold		1,516
Dividends receivable		1,348
Interest receivable		132
Other receivables		3
Total assets		1,310,537

Liabilities
Payable for investments purchased	$ 9,790
Payable for fund shares redeemed	3,200
Accrued management fee	720
Distribution fees payable	611
Other payables and accrued expenses	378
Collateral on securities loaned, at value	60,231
Total liabilities		74,930

Net Assets		$ 1,235,607
Net Assets consist of:
Paid in capital		$ 1,382,305
Undistributed net investment income		103
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(168,485)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,684
Net Assets		$ 1,235,607

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($117,480 ÷ 7,550 shares)	$ 15.56

Maximum offering price per share (100/94.25 of $15.56)	$ 16.51
Class T: Net Asset Value and redemption price per share ($612,376 ÷ 39,766 shares)	$ 15.40

Maximum offering price per share (100/96.50 of $15.40)	$ 15.96
Class B: Net Asset Value and offering price per share ($245,509 ÷ 16,271 shares) A	$ 15.09

Class C: Net Asset Value and offering price per share ($190,278 ÷ 12,558 shares) A	$ 15.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,964 ÷ 4,440 shares)	$ 15.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends (including $75 received from affiliated issuers)		$ 5,855
Interest		1,272
Security lending		315
Total income		7,442

Expenses
Management fee	$ 9,542
Transfer agent fees	4,508
Distribution fees	8,312
Accounting and security lending fees	350
Non-interested trustees' compensation	5
Custodian fees and expenses	85
Registration fees	92
Audit	33
Legal	8
Miscellaneous	209
Total expenses before reductions	23,144
Expense reductions	(394)	22,750
Net investment income (loss)		(15,308)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $1,554 on sales of investments in affiliated issuers)	7,815
Foreign currency transactions	8
Total net realized gain (loss)		7,823
Change in net unrealized appreciation (depreciation) on: Investment securities	(113,900)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(113,898)
Net gain (loss)		(106,075)
Net increase (decrease) in net assets resulting from operations		$ (121,383)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (15,308)	$ (11,181)
Net realized gain (loss)	7,823	(148,338)
Change in net unrealized appreciation (depreciation)	(113,898)	99,570
Net increase (decrease) in net assets resulting from operations	(121,383)	(59,949)
Share transactions - net increase (decrease)	105,964	16,158
Total increase (decrease) in net assets	(15,419)	(43,791)

Net Assets
Beginning of period	1,251,026	1,294,817
End of period (including undistributed net investment income of $103 and undistributed net investment income of $33, respectively)	$ 1,235,607	$ 1,251,026

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 17.47	$ 19.84	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.08)	(.12) F	(.09) G	(.01)
Net realized and unrealized gain (loss)	(1.14)	(.56)	(1.69)	7.63	2.36
Total from investment operations	(1.27)	(.64)	(1.81)	7.54	2.35
Distributions from net realized gain	-	-	(.56)	(.05)	-
Net asset value, end of period	$ 15.56	$ 16.83	$ 17.47	$ 19.84	$ 12.35
Total Return B, C, D	(7.55)%	(3.66)%	(9.59)%	61.19%	23.50%
Ratios to Average Net Assets I
Expenses before expense reductions	1.41%	1.35%	1.30%	1.36%	2.24% A
Expenses net of voluntary waivers, if any	1.41%	1.35%	1.30%	1.36%	1.75% A
Expenses net of all reductions	1.38%	1.34%	1.29%	1.33%	1.68% A
Net investment income (loss)	(.81)%	(.47)%	(.57)%	(.55)%	(.40)% A
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 105	$ 104	$ 68	$ 10
Portfolio turnover rate	40%	84%	64%	62%	204% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period September 9, 1998 (commencement of operations) to November 30, 1998.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 17.37	$ 19.77	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.17)	(.12)	(.17) F	(.13) G	(.02)
Net realized and unrealized gain (loss)	(1.13)	(.55)	(1.69)	7.61	2.36
Total from investment operations	(1.30)	(.67)	(1.86)	7.48	2.34
Distributions from net realized gain	-	-	(.54)	(.05)	-
Net asset value, end of period	$ 15.40	$ 16.70	$ 17.37	$ 19.77	$ 12.34
Total Return B, C, D	(7.78)%	(3.86)%	(9.87)%	60.75%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	1.64%	1.58%	1.53%	1.59%	2.38% A
Expenses net of voluntary waivers, if any	1.64%	1.58%	1.53%	1.59%	2.00% A
Expenses net of all reductions	1.61%	1.57%	1.53%	1.56%	1.93% A
Net investment income (loss)	(1.04)%	(.69)%	(.80)%	(.77)%	(.63)% A
Supplemental Data
Net assets, end of period (in millions)	$ 612	$ 611	$ 625	$ 458	$ 72
Portfolio turnover rate	40%	84%	64%	62%	204% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period September 9, 1998 (commencement of operations) to November 30, 1998.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.45	$ 17.20	$ 19.63	$ 12.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.25)	(.21)	(.28) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	(1.11)	(.54)	(1.66)	7.58	2.34
Total from investment operations	(1.36)	(.75)	(1.94)	7.37	2.31
Distributions from net realized gain	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 15.09	$ 16.45	$ 17.20	$ 19.63	$ 12.31
Total Return B, C, D	(8.27)%	(4.36)%	(10.31)%	60.01%	23.10%
Ratios to Average Net Assets I
Expenses before expense reductions	2.18%	2.12%	2.06%	2.12%	2.96% A
Expenses net of voluntary waivers, if any	2.18%	2.12%	2.06%	2.12%	2.50% A
Expenses net of all reductions	2.15%	2.10%	2.05%	2.09%	2.43% A
Net investment income (loss)	(1.58)%	(1.23)%	(1.33)%	(1.30)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 246	$ 271	$ 287	$ 200	$ 24
Portfolio turnover rate	40%	84%	64%	62%	204% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period September 9, 1998 (commencement of operations) to November 30, 1998.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 17.26	$ 19.68	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.25)	(.21)	(.27) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	(1.11)	(.54)	(1.66)	7.60	2.37
Total from investment operations	(1.36)	(.75)	(1.93)	7.39	2.34
Distributions from net realized gain	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 15.15	$ 16.51	$ 17.26	$ 19.68	$ 12.34
Total Return B, C, D	(8.24)%	(4.35)%	(10.23)%	60.02%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	2.13%	2.07%	2.02%	2.09%	2.90% A
Expenses net of voluntary waivers, if any	2.13%	2.07%	2.02%	2.09%	2.50% A
Expenses net of all reductions	2.10%	2.05%	2.02%	2.06%	2.44% A
Net investment income (loss)	(1.53)%	(1.18)%	(1.29)%	(1.27)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 204	$ 220	$ 160	$ 22
Portfolio turnover rate	40%	84%	64%	62%	204% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period September 9, 1998 (commencement of operations) to November 30, 1998.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.97	$ 17.55	$ 19.89	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)	(.01)	(.05) E	(.04) F	-
Net realized and unrealized gain (loss)	(1.14)	(.57)	(1.70)	7.63	2.35
Total from investment operations	(1.21)	(.58)	(1.75)	7.59	2.35
Distributions from net realized gain	-	-	(.59)	(.05)	-
Net asset value, end of period	$ 15.76	$ 16.97	$ 17.55	$ 19.89	$ 12.35
Total Return B, C	(7.13)%	(3.30)%	(9.28)%	61.60%	23.50%
Ratios to Average Net Assets H
Expenses before expense reductions	1.00%	.96%	.97%	1.05%	1.98% A
Expenses net of voluntary waivers, if any	1.00%	.96%	.97%	1.05%	1.50% A
Expenses net of all reductions	.97%	.95%	.96%	1.02%	1.42% A
Net investment income (loss)	(.40)%	(.07)%	(.24)%	(.24)%	(.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 61	$ 59	$ 67	$ 13
Portfolio turnover rate	40%	84%	64%	62%	204% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of operations) to November 30, 1998.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 212,155	|
Unrealized depreciation	(190,446)
Net unrealized appreciation (depreciation)	21,709
Capital loss carryforward	(168,407)
Total Distributable earnings	$ (146,698)
Cost for federal income tax purposes	$ 1,285,139

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.00%	.25%	$ 300	$ 1	$ 5
Class T	.26%	.25%	3,253	13	47
Class B	.75%	.25%	2,706	2,030	-
Class C	.75%	.25%	2,053	371	-
			$ 8,312	$ 2,415	$ 52

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 342	$ 126
Class T	369	107
Class B*	890	890
Class C*	39	39
	$ 1,640	$ 1,162

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 426.36
Class T	2,191.34
Class B	1,055.39
Class C	694.34
Institutional Class	142.20
	$ 4,508

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,752 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other

Annual Report

7. Expense Reductions - continued

Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 339	$ 3
Class A	5	-	-
Class T	47	-	-
	$ 52	$ 339	$ 3

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	3,744	2,782	$ 63,018	$ 49,328
Shares redeemed	(2,411)	(2,505)	(39,123)	(44,070)
Net increase (decrease)	1,333	277	$ 23,895	$ 5,258
Class T
Shares sold	14,857	13,859	$ 246,209	$ 247,143
Shares redeemed	(11,704)	(13,209)	(186,246)	(232,273)
Net increase (decrease)	3,153	650	$ 59,963	$ 14,870
Class B
Shares sold	4,042	3,368	$ 67,151	$ 58,897
Shares redeemed	(4,220)	(3,573)	(66,019)	(61,196)
Net increase (decrease)	(178)	(205)	$ 1,132	$ (2,299)
Class C
Shares sold	4,388	4,193	$ 71,806	$ 74,685
Shares redeemed	(4,179)	(4,615)	(65,881)	(80,239)
Net increase (decrease)	209	(422)	$ 5,925	$ (5,554)
Institutional Class
Shares sold	2,404	2,479	$ 40,587	$ 44,310
Shares redeemed	(1,542)	(2,280)	(25,538)	(40,427)
Net increase (decrease)	862	199	$ 15,049	$ 3,883

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
American Italian Pasta Co. Class A	$ -	$ -	$ -	$ 58,131
Golden State Vintners, Inc. Class B	-	-	-	700
Handleman Co.	6,523	14,851	-	-
LNR Property Corp.	83	13,422	75	43,775
Robert Mondavi Corp. Class A	-	-	-	27,973
Sharper Image Corp.	-	7,728	-	13,649
Waste Connections, Inc.	-	-	-	60,707
TOTALS	$ 6,606	$ 36,001	$ 75	$ 204,935

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Small Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Small Cap Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Small Cap Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Small Cap (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Small Cap. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Harry W. Lange (50)

Year of Election or Appointment: 1998

Vice President of Advisor Small Cap. Mr. Lange is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lange managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Small Cap. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Small Cap. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Small Cap. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1998 Assistant Treasurer of Advisor Small Cap. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Small Cap. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Small Cap. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Small Cap. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ASCF-ANN-0103 335858
1.713164.104

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Small Cap

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Small Cap Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity® Adv Small Cap - Inst CL	-7.13%	62.59%
Russell 2000®	-10.60%	21.94%
Small Cap Funds Average	-12.41%	n/a*
Small Cap Core Funds Average	-9.05%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell 2000® Index - a market capitalization-weighted index of 2,000 small company stocks. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Life of fund
Fidelity Adv Small Cap - Inst CL	-7.13%	12.19%
Russell 2000	-10.60%	4.80%
Small Cap Funds Average	-12.41%	n/a*
Small Cap Core Funds Average	-9.05%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Small Cap Fund - Institutional Class on September 9, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Russell 2000 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Harry Lange, Portfolio Manager of Fidelity Advisor Small Cap Fund

Q. How did the fund perform, Harry?

A. For the 12 months that ended November 30, 2002, the fund's Institutional Class shares returned -7.13%. In comparison, the Russell 2000 Index declined 10.60%, while the small-cap funds average fell 12.41% according to Lipper Inc.

Q. What major story lines dictated the fund's performance?

A. Small-cap stocks - particularly those with simple business models - performed well during the past year, as investors remained skeptical of large-cap conglomerates. Accordingly, my emphasis on simplicity helped performance. I also focused on stocks that I felt could grow despite the difficult economy, and the fund reaped sizable rewards in steady-growth areas such as homebuilding, foods and waste management. On the negative side, I jumped back into aggressive-growth areas such as technology too early, and several of the fund's holdings were hurt by the weak pharmaceutical industry. I also regret that I didn't raise the fund's exposure to finance stocks during the second half of the period, as that group continued to generate good results.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What attracted you to homebuilding and food stocks?

A. I felt homebuilders were underappreciated by the market, and I liked their long-term growth potential. The majority of my homebuilding strategy revolved around Lennar - a leading builder of affordable homes in the U.S. - and its commercial property development arm, LNR Property. Lennar continued to execute well during the period, and the company gained market share. Both Lennar and LNR Property were top performers for the fund. Several food-related holdings also performed well, including Whole Foods Market, Dole Food and Dean Foods. Food is about as stable a growth industry as you'll find, and these companies benefited from attractive competitive positions within their respective fields. The fund did not own Dole at the end of the period.

Q. When did you switch to a more aggressive mindset, and why?

A. I waded back into technology stocks in April because I felt the group in general had been beaten down for too long, and I felt confident that we'd see an economic upturn by the end of 2002. I emphasized industry leaders in areas such as software, networking and semiconductors, with my hope being that these stocks would rise quickly off the bottom in the event of a rebound. Unfortunately, that rebound never materialized and stocks such as Oak Technology - which makes multimedia semiconductors and related software - and Semtech, which makes analog semiconductors - detracted from performance.

Q. What was behind your aversion to finance stocks during the period?

A. Banks have had a great run through most of 2002 - fueled largely by low interest rates - and I felt that smaller banks would be among the first to face reality. Specifically, my primary concerns were that smaller banks would see diminished net interest margins, and that many would experience credit-related problems. In the end, we saw neither and bank stocks continued to perform well. I do think these trends may crop up in the not-too-distant future.

Q. Which stocks contributed positively? Which ones were disappointing?

A. Waste Connections, a West Coast-based garbage collection company, generated positive results, based on strong earnings, good cash flow and strategic landfill acquisitions. High-end gadget retailer Sharper Image also performed well. As for detractors, Millipore - which makes filtration systems - and Mettler-Toledo, which makes scales and balances, both experienced a drop-off in sales as biotechnology and pharmaceutical companies cut back on their R&D spending. Auto salvager Copart also disappointed.

Q. What's your outlook, Harry?

A. I'm disappointed that we haven't seen an economic recovery yet, but I am optimistic. The market had back-to-back positive months in October and November for the first time in a year, and I think it's only a matter of time before companies turn the faucets back on and spend for technology. With this in mind, I'll position the fund for a potential rebound in 2003.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing primarily in equity securities of companies with small market capitalizations

Start date: September 9, 1998

Size: as of November 30, 2002, more than $1.2 billion

Manager: Harry Lange, since inception; research director, Fidelity Investments Far East, 1988-1992; joined Fidelity in 1987

3

Harry Lange on a lesson learned from a sensitive market:

"More than ever, publicly traded stocks today are under intense scrutiny from regulators, short sellers and the media. Considering the scandals we've seen, this level of scrutiny is justified and to be expected. But it's also created an environment of sensitivity, which has made my job that much more challenging.

"In the past, market analysts have frequently commented that stock selling is ´overdone' when stocks drop on negative news, and that such selling activity could actually present buying opportunities. During this particular period, though, early-stage selling was rarely overdone - and in many cases, the selling frenzy turned out to be warranted.

"There have been many instances, for example, where a detrimental news item regarding a company came out of the blue, and investors - fearing a potential investigation - sold first and asked questions later. While this type of mentality has made it more difficult to analyze companies, I have learned a valuable lesson: It may make sense to abandon ship with certain stocks once you see a leak, especially in an overly sensitive environment."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Waste Connections, Inc.	4.9	3.8
Mettler-Toledo International, Inc.	4.7	3.9
American Italian Pasta Co. Class A	4.7	5.4
Lennar Corp.	3.8	3.7
Florida Rock Industries, Inc.	3.7	3.0
Brunswick Corp.	3.7	3.9
LNR Property Corp.	3.5	3.9
MPS Group, Inc.	2.3	2.1
Robert Mondavi Corp. Class A	2.3	2.0
Liz Claiborne, Inc.	2.1	1.7
	35.7
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.9	26.9
Information Technology	23.2	18.0
Industrials	13.1	16.5
Consumer Staples	12.1	13.1
Financials	8.2	8.1
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 98.1%		Stocks 95.9%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	4.0%	** Foreign investments	4.0%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 23.9%
Distributors - 0.9%
Handleman Co. (a)	939,400	$ 10,568
Hotels, Restaurants & Leisure - 0.3%
Bally Total Fitness Holding Corp. (a)	22,800	204
Benihana, Inc. Class A	92,000	1,154
Monarch Casino & Resort, Inc. (a)	180,000	2,464
Starbucks Coffee Japan Ltd. (a)	2,951	300
		4,122
Household Durables - 6.1%
A.T. Cross & Co. Class A (a)	321,300	1,928
Beazer Homes USA, Inc. (a)	45,000	2,870
Clayton Homes, Inc.	276,400	3,726
D.R. Horton, Inc.	512,970	9,803
Furniture Brands International, Inc. (a)	100,000	2,800
Helen of Troy Ltd. (a)	243,700	2,476
Lennar Corp.	887,100	47,034
Mohawk Industries, Inc. (a)	70,395	4,337
		74,974
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,180,900	12,163
Leisure Equipment & Products - 4.0%
Brunswick Corp.	2,150,600	45,206
MarineMax, Inc. (a)	351,100	4,389
		49,595
Media - 3.1%
Capital Radio PLC	337,435	2,743
Hispanic Broadcasting Corp. (a)	100,000	2,671
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	701,500	6,980
Radio One, Inc.:
Class A (a)	541,000	9,522
Class D (non-vtg.) (a)	982,000	16,900
Scottish Radio Holdings PLC	5,610	55
		38,871
Multiline Retail - 0.8%
Neiman Marcus Group, Inc. Class A (a)	300,000	9,369
Specialty Retail - 5.6%
Aaron Rents, Inc.	84,100	1,867
Barbeques Galore Ltd. sponsored ADR	50,000	144
Copart, Inc. (a)	1,557,150	18,826
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	660,000	$ 11,227
PETCO Animal Supplies, Inc.	100,000	2,527
PETsMART, Inc. (a)	100,000	1,845
SAZABY, Inc.	450,000	8,657
Sharper Image Corp. (a)(c)	726,400	13,649
Too, Inc. (a)	100,000	2,935
Yamada Denki Co. Ltd.	300,000	7,031
		68,708
Textiles Apparel & Luxury Goods - 2.1%
Liz Claiborne, Inc.	820,000	26,404
TOTAL CONSUMER DISCRETIONARY		294,774
CONSUMER STAPLES - 12.1%
Beverages - 2.3%
Golden State Vintners, Inc. Class B (a)(c)	378,500	700
Robert Mondavi Corp. Class A (a)(c)	799,900	27,973
		28,673
Food & Drug Retailing - 1.5%
Whole Foods Market, Inc. (a)	350,000	18,603
Food Products - 8.1%
American Italian Pasta Co. Class A (a)(c)	1,601,400	58,131
Dean Foods Co. (a)	652,000	24,222
Fresh Del Monte Produce, Inc.	700,000	16,030
Sanderson Farms, Inc.	73,513	1,500
		99,883
Personal Products - 0.2%
Steiner Leisure Ltd. (a)	200,000	2,870
TOTAL CONSUMER STAPLES		150,029
ENERGY - 5.2%
Energy Equipment & Services - 3.2%
BJ Services Co. (a)	360,000	12,042
Carbo Ceramics, Inc.	250,000	8,328
Global Industries Ltd. (a)	300,000	1,324
Maverick Tube Corp. (a)	500,000	6,415
Rowan Companies, Inc.	230,000	4,899
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	120,000	$ 4,080
TETRA Technologies, Inc. (a)	100,000	2,115
		39,203
Oil & Gas - 2.0%
Premcor, Inc.	100,000	2,065
Teekay Shipping Corp.	568,090	21,207
Tsakos Energy Navigation Ltd.	196,000	2,289
		25,561
TOTAL ENERGY		64,764
FINANCIALS - 8.2%
Banks - 1.7%
First Community Bancorp, California	4,100	126
Silicon Valley Bancshares (a)	541,440	10,504
Texas Regional Bancshares, Inc. Class A	300,000	10,260
		20,890
Diversified Financials - 1.3%
AmeriCredit Corp. (a)	1,250,000	10,400
E*TRADE Group, Inc. (a)	20,000	114
iDine Rewards Network, Inc. (a)	200,000	2,190
Investors Financial Services Corp.	2,400	84
Waddell & Reed Financial, Inc. Class A	150,000	3,086
		15,874
Insurance - 0.5%
Markel Corp. (a)	20,000	3,980
The PMI Group, Inc.	60,000	1,955
UICI (a)	50,000	640
		6,575
Real Estate - 4.7%
Alexandria Real Estate Equities, Inc.	220,000	8,974
CBL & Associates Properties, Inc.	56,431	2,218
CenterPoint Properties Trust (SBI)	11,820	676
Home Properties of New York, Inc.	2,733	90
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. (c)	1,202,600	$ 43,775
Reckson Associates Realty Corp.	100,000	2,035
		57,768
TOTAL FINANCIALS		101,107
HEALTH CARE - 5.6%
Biotechnology - 0.6%
Charles River Labs International, Inc. (a)	100,000	3,655
Medarex, Inc. (a)	800,000	4,080
		7,735
Health Care Equipment & Supplies - 4.0%
American Medical Systems Holdings, Inc. (a)	126,200	2,049
Cooper Companies, Inc.	400,000	11,240
CTI Molecular Imaging, Inc.	333,400	8,668
Edwards Lifesciences Corp. (a)	100,000	2,632
Hologic, Inc. (a)	100,000	1,376
ICU Medical, Inc. (a)	140,000	5,460
Medical Action Industries, Inc. (a)	400,000	4,296
Mentor Corp.	325,900	14,095
Microtek Medical Holdings, Inc. (a)	38,500	85
		49,901
Health Care Providers & Services - 1.0%
Advisory Board Co.	500	16
AMN Healthcare Services, Inc.	100,000	1,808
Caremark Rx, Inc. (a)	21,900	387
Patterson Dental Co. (a)	230,300	9,673
		11,884
TOTAL HEALTH CARE		69,520
INDUSTRIALS - 13.1%
Air Freight & Logistics - 0.2%
Forward Air Corp. (a)	100,000	1,925
Airlines - 0.3%
JetBlue Airways Corp.	100,000	3,702
Commercial Services & Supplies - 7.7%
Exult, Inc. (a)	300,000	963
Korn/Ferry International (a)	828,700	8,014
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Labor Ready, Inc. (a)	300,000	$ 2,139
Pegasus Solutions, Inc. (a)	480,490	5,473
Republic Services, Inc. (a)	839,700	18,054
Waste Connections, Inc. (a)(c)	1,627,300	60,707
		95,350
Construction & Engineering - 0.3%
Granite Construction, Inc.	6,000	102
Jacobs Engineering Group, Inc. (a)	107,500	3,903
		4,005
Electrical Equipment - 0.7%
AstroPower, Inc. (a)	450,000	3,915
Energy Conversion Devices, Inc. (a)	200,000	2,432
Lamson & Sessions Co. (a)	100,000	313
Manufacturers Services Ltd. (a)	400,000	2,036
		8,696
Machinery - 3.6%
Actuant Corp. Class A (a)	300,000	12,957
Albany International Corp. Class A	100,000	2,080
Astec Industries, Inc. (a)	173,600	1,781
Oshkosh Truck Co.	400,000	24,800
Terex Corp. (a)	200,000	2,472
		44,090
Trading Companies & Distributors - 0.3%
Fastenal Co.	100,000	3,573
TOTAL INDUSTRIALS		161,341
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.1%
Cable Design Technologies Corp. (a)	1,552,500	12,575
Lucent Technologies, Inc. (a)	13,381	23
Polycom, Inc. (a)	2,000,060	22,821
Terayon Communication Systems, Inc. (a)	1,234,800	2,939
		38,358
Computers & Peripherals - 0.7%
Avid Technology, Inc. (a)	50,000	981
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Drexler Technology Corp. (a)	350,000	$ 5,943
Hutchinson Technology, Inc. (a)	68,500	1,860
		8,784
Electronic Equipment & Instruments - 9.8%
Amphenol Corp. Class A (a)	100,000	4,435
Benchmark Electronics, Inc. (a)	800,000	24,888
Mettler-Toledo International, Inc. (a)	1,600,000	58,480
Millipore Corp.	501,070	18,469
Vishay Intertechnology, Inc. (a)	1,028,181	14,528
		120,800
Internet Software & Services - 0.8%
Chordiant Software, Inc. (a)	1,000,000	1,830
CNET Networks, Inc. (a)	1,000,000	3,040
Digitas, Inc. (a)	200,000	620
HomeStore, Inc. (a)	150,000	201
Hotels.com Class A (a)	50,000	3,641
Raindance Communications, Inc. (a)	300,000	902
Vignette Corp. (a)	15,400	25
		10,259
IT Consulting & Services - 3.7%
BearingPoint, Inc. (a)	1,000,000	8,300
Lionbridge Technologies, Inc. (a)	60,100	159
Manhattan Associates, Inc. (a)	300,000	9,006
MPS Group, Inc. (a)	4,780,000	28,680
Syntel, Inc. (a)	5,100	99
		46,244
Semiconductor Equipment & Products - 4.1%
Agere Systems, Inc.:
Class A (a)	160	0
Class B (a)	3,933	6
ASE Test Ltd. (a)	200,000	1,338
Cymer, Inc. (a)	100,000	3,633
Cypress Semiconductor Corp. (a)	70,900	613
Intersil Corp. Class A (a)	277,390	4,796
Jenoptik AG	56,650	638
LAM Research Corp. (a)	500,000	8,120
LTX Corp. (a)	300,000	2,766
Monolithic System Technology, Inc. (a)	27,500	408
Mykrolis Corp. (a)	339,130	2,818
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Oak Technology, Inc. (a)	1,100,000	$ 3,586
PDF Solutions, Inc. (a)	13,400	110
Photronics, Inc. (a)	100,000	1,582
Rudolph Technologies, Inc. (a)	100,000	1,981
Semtech Corp. (a)	135,280	2,040
Silicon Laboratories, Inc. (a)	319,200	9,353
Skyworks Solutions, Inc. (a)	312,400	3,764
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	3,114
		50,666
Software - 1.0%
Actuate Corp. (a)	100,000	251
Pumatech, Inc. (d)	55,200	73
RadiSys Corp. (a)	570,000	5,415
Vastera, Inc. (a)	1,068,500	6,283
		12,022
TOTAL INFORMATION TECHNOLOGY		287,133
MATERIALS - 5.8%
Chemicals - 0.4%
Ferro Corp.	100,000	2,381
Olin Corp.	100,000	1,509
OMNOVA Solutions, Inc. (a)	100,000	410
		4,300
Construction Materials - 4.7%
Florida Rock Industries, Inc.	1,136,465	45,470
Martin Marietta Materials, Inc.	379,400	11,959
		57,429
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	116
Metals & Mining - 0.6%
Arch Coal, Inc.	100,000	2,001
Cleveland-Cliffs, Inc.	200,000	4,150
Oregon Steel Mills, Inc. (a)	200,000	940
Placer Dome, Inc.	93,590	895
		7,986
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Mercer International, Inc. (SBI) (a)	200,000	$ 1,040
Sino-Forest Corp. Class A (sub. vtg.) (a)	500,000	368
		1,408
TOTAL MATERIALS		71,239
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.0%
TeraBeam Networks (e)	4,400	1
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	3,000,000	11,880
Triton PCS Holdings, Inc. Class A (a)	100,000	442
		12,322
TOTAL TELECOMMUNICATION SERVICES		12,323
TOTAL COMMON STOCKS (Cost $1,190,431)		1,212,230
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e) (Cost $124)	7,200	7
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 1.47% (b) (Cost $94,611)	94,611,008	94,611
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,285,166)		1,306,848
NET OTHER ASSETS - (5.8)%		(71,241)
NET ASSETS - 100%		$ 1,235,607
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $73,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 124
TeraBeam Networks	4/7/00	$ 17
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $650,699,000 and $498,372,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $70,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000 or 0.0% of net assets.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $168,407,000 of which $2,487,000, $151,477,000, and $14,443,000 will expire on November 30, 2008, 2009, and 2010 respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $53,367) (cost $1,285,166) - See accompanying schedule		$ 1,306,848
Cash		87
Receivable for investments sold		603
Receivable for fund shares sold		1,516
Dividends receivable		1,348
Interest receivable		132
Other receivables		3
Total assets		1,310,537

Liabilities
Payable for investments purchased	$ 9,790
Payable for fund shares redeemed	3,200
Accrued management fee	720
Distribution fees payable	611
Other payables and accrued expenses	378
Collateral on securities loaned, at value	60,231
Total liabilities		74,930

Net Assets		$ 1,235,607
Net Assets consist of:
Paid in capital		$ 1,382,305
Undistributed net investment income		103
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(168,485)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,684
Net Assets		$ 1,235,607

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($117,480 ÷ 7,550 shares)	$ 15.56

Maximum offering price per share (100/94.25 of $15.56)	$ 16.51
Class T: Net Asset Value and redemption price per share ($612,376 ÷ 39,766 shares)	$ 15.40

Maximum offering price per share (100/96.50 of $15.40)	$ 15.96
Class B: Net Asset Value and offering price per share ($245,509 ÷ 16,271 shares) A	$ 15.09

Class C: Net Asset Value and offering price per share ($190,278 ÷ 12,558 shares) A	$ 15.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,964 ÷ 4,440 shares)	$ 15.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends (including $75 received from affiliated issuers)		$ 5,855
Interest		1,272
Security lending		315
Total income		7,442

Expenses
Management fee	$ 9,542
Transfer agent fees	4,508
Distribution fees	8,312
Accounting and security lending fees	350
Non-interested trustees' compensation	5
Custodian fees and expenses	85
Registration fees	92
Audit	33
Legal	8
Miscellaneous	209
Total expenses before reductions	23,144
Expense reductions	(394)	22,750
Net investment income (loss)		(15,308)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $1,554 on sales of investments in affiliated issuers)	7,815
Foreign currency transactions	8
Total net realized gain (loss)		7,823
Change in net unrealized appreciation (depreciation) on: Investment securities	(113,900)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(113,898)
Net gain (loss)		(106,075)
Net increase (decrease) in net assets resulting from operations		$ (121,383)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (15,308)	$ (11,181)
Net realized gain (loss)	7,823	(148,338)
Change in net unrealized appreciation (depreciation)	(113,898)	99,570
Net increase (decrease) in net assets resulting from operations	(121,383)	(59,949)
Share transactions - net increase (decrease)	105,964	16,158
Total increase (decrease) in net assets	(15,419)	(43,791)

Net Assets
Beginning of period	1,251,026	1,294,817
End of period (including undistributed net investment income of $103 and undistributed net investment income of $33, respectively)	$ 1,235,607	$ 1,251,026

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.83	$ 17.47	$ 19.84	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.08)	(.12) F	(.09) G	(.01)
Net realized and unrealized gain (loss)	(1.14)	(.56)	(1.69)	7.63	2.36
Total from investment operations	(1.27)	(.64)	(1.81)	7.54	2.35
Distributions from net realized gain	-	-	(.56)	(.05)	-
Net asset value, end of period	$ 15.56	$ 16.83	$ 17.47	$ 19.84	$ 12.35
Total Return B, C, D	(7.55)%	(3.66)%	(9.59)%	61.19%	23.50%
Ratios to Average Net Assets I
Expenses before expense reductions	1.41%	1.35%	1.30%	1.36%	2.24% A
Expenses net of voluntary waivers, if any	1.41%	1.35%	1.30%	1.36%	1.75% A
Expenses net of all reductions	1.38%	1.34%	1.29%	1.33%	1.68% A
Net investment income (loss)	(.81)%	(.47)%	(.57)%	(.55)%	(.40)% A
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 105	$ 104	$ 68	$ 10
Portfolio turnover rate	40%	84%	64%	62%	204% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period September 9, 1998 (commencement of operations) to November 30, 1998.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 17.37	$ 19.77	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.17)	(.12)	(.17) F	(.13) G	(.02)
Net realized and unrealized gain (loss)	(1.13)	(.55)	(1.69)	7.61	2.36
Total from investment operations	(1.30)	(.67)	(1.86)	7.48	2.34
Distributions from net realized gain	-	-	(.54)	(.05)	-
Net asset value, end of period	$ 15.40	$ 16.70	$ 17.37	$ 19.77	$ 12.34
Total Return B, C, D	(7.78)%	(3.86)%	(9.87)%	60.75%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	1.64%	1.58%	1.53%	1.59%	2.38% A
Expenses net of voluntary waivers, if any	1.64%	1.58%	1.53%	1.59%	2.00% A
Expenses net of all reductions	1.61%	1.57%	1.53%	1.56%	1.93% A
Net investment income (loss)	(1.04)%	(.69)%	(.80)%	(.77)%	(.63)% A
Supplemental Data
Net assets, end of period (in millions)	$ 612	$ 611	$ 625	$ 458	$ 72
Portfolio turnover rate	40%	84%	64%	62%	204% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period September 9, 1998 (commencement of operations) to November 30, 1998.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.45	$ 17.20	$ 19.63	$ 12.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.25)	(.21)	(.28) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	(1.11)	(.54)	(1.66)	7.58	2.34
Total from investment operations	(1.36)	(.75)	(1.94)	7.37	2.31
Distributions from net realized gain	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 15.09	$ 16.45	$ 17.20	$ 19.63	$ 12.31
Total Return B, C, D	(8.27)%	(4.36)%	(10.31)%	60.01%	23.10%
Ratios to Average Net Assets I
Expenses before expense reductions	2.18%	2.12%	2.06%	2.12%	2.96% A
Expenses net of voluntary waivers, if any	2.18%	2.12%	2.06%	2.12%	2.50% A
Expenses net of all reductions	2.15%	2.10%	2.05%	2.09%	2.43% A
Net investment income (loss)	(1.58)%	(1.23)%	(1.33)%	(1.30)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 246	$ 271	$ 287	$ 200	$ 24
Portfolio turnover rate	40%	84%	64%	62%	204% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period September 9, 1998 (commencement of operations) to November 30, 1998.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 17.26	$ 19.68	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.25)	(.21)	(.27) F	(.21) G	(.03)
Net realized and unrealized gain (loss)	(1.11)	(.54)	(1.66)	7.60	2.37
Total from investment operations	(1.36)	(.75)	(1.93)	7.39	2.34
Distributions from net realized gain	-	-	(.49)	(.05)	-
Net asset value, end of period	$ 15.15	$ 16.51	$ 17.26	$ 19.68	$ 12.34
Total Return B, C, D	(8.24)%	(4.35)%	(10.23)%	60.02%	23.40%
Ratios to Average Net Assets I
Expenses before expense reductions	2.13%	2.07%	2.02%	2.09%	2.90% A
Expenses net of voluntary waivers, if any	2.13%	2.07%	2.02%	2.09%	2.50% A
Expenses net of all reductions	2.10%	2.05%	2.02%	2.06%	2.44% A
Net investment income (loss)	(1.53)%	(1.18)%	(1.29)%	(1.27)%	(1.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 204	$ 220	$ 160	$ 22
Portfolio turnover rate	40%	84%	64%	62%	204% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period September 9, 1998 (commencement of operations) to November 30, 1998.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.97	$ 17.55	$ 19.89	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.07)	(.01)	(.05) E	(.04) F	-
Net realized and unrealized gain (loss)	(1.14)	(.57)	(1.70)	7.63	2.35
Total from investment operations	(1.21)	(.58)	(1.75)	7.59	2.35
Distributions from net realized gain	-	-	(.59)	(.05)	-
Net asset value, end of period	$ 15.76	$ 16.97	$ 17.55	$ 19.89	$ 12.35
Total Return B, C	(7.13)%	(3.30)%	(9.28)%	61.60%	23.50%
Ratios to Average Net Assets H
Expenses before expense reductions	1.00%	.96%	.97%	1.05%	1.98% A
Expenses net of voluntary waivers, if any	1.00%	.96%	.97%	1.05%	1.50% A
Expenses net of all reductions	.97%	.95%	.96%	1.02%	1.42% A
Net investment income (loss)	(.40)%	(.07)%	(.24)%	(.24)%	(.15)% A
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 61	$ 59	$ 67	$ 13
Portfolio turnover rate	40%	84%	64%	62%	204% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of operations) to November 30, 1998.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 212,155	|
Unrealized depreciation	(190,446)
Net unrealized appreciation (depreciation)	21,709
Capital loss carryforward	(168,407)
Total Distributable earnings	$ (146,698)
Cost for federal income tax purposes	$ 1,285,139

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.00%	.25%	$ 300	$ 1	$ 5
Class T	.26%	.25%	3,253	13	47
Class B	.75%	.25%	2,706	2,030	-
Class C	.75%	.25%	2,053	371	-
			$ 8,312	$ 2,415	$ 52

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 342	$ 126
Class T	369	107
Class B*	890	890
Class C*	39	39
	$ 1,640	$ 1,162

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 426.36
Class T	2,191.34
Class B	1,055.39
Class C	694.34
Institutional Class	142.20
	$ 4,508

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,752 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other

Annual Report

7. Expense Reductions - continued

Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 339	$ 3
Class A	5	-	-
Class T	47	-	-
	$ 52	$ 339	$ 3

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended November 30,		Years ended November 30,
	2002	2001	2002	2001
Class A
Shares sold	3,744	2,782	$ 63,018	$ 49,328
Shares redeemed	(2,411)	(2,505)	(39,123)	(44,070)
Net increase (decrease)	1,333	277	$ 23,895	$ 5,258
Class T
Shares sold	14,857	13,859	$ 246,209	$ 247,143
Shares redeemed	(11,704)	(13,209)	(186,246)	(232,273)
Net increase (decrease)	3,153	650	$ 59,963	$ 14,870
Class B
Shares sold	4,042	3,368	$ 67,151	$ 58,897
Shares redeemed	(4,220)	(3,573)	(66,019)	(61,196)
Net increase (decrease)	(178)	(205)	$ 1,132	$ (2,299)
Class C
Shares sold	4,388	4,193	$ 71,806	$ 74,685
Shares redeemed	(4,179)	(4,615)	(65,881)	(80,239)
Net increase (decrease)	209	(422)	$ 5,925	$ (5,554)
Institutional Class
Shares sold	2,404	2,479	$ 40,587	$ 44,310
Shares redeemed	(1,542)	(2,280)	(25,538)	(40,427)
Net increase (decrease)	862	199	$ 15,049	$ 3,883

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
American Italian Pasta Co. Class A	$ -	$ -	$ -	$ 58,131
Golden State Vintners, Inc. Class B	-	-	-	700
Handleman Co.	6,523	14,851	-	-
LNR Property Corp.	83	13,422	75	43,775
Robert Mondavi Corp. Class A	-	-	-	27,973
Sharper Image Corp.	-	7,728	-	13,649
Waste Connections, Inc.	-	-	-	60,707
TOTALS	$ 6,606	$ 36,001	$ 75	$ 204,935

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Small Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Small Cap Fund (a fund of Fidelity Advisor Series I) at November 30, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Small Cap Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 8, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Small Cap (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Small Cap. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Harry W. Lange (50)

Year of Election or Appointment: 1998

Vice President of Advisor Small Cap. Mr. Lange is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lange managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Small Cap. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Small Cap. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Small Cap. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1998 Assistant Treasurer of Advisor Small Cap. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Small Cap. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Small Cap. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Small Cap. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ASCFI-ANN-0103 335860
1.713165.104

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Strategic Growth

Fund - Class A, Class T,
Class B and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Strategic Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Strategic Growth - CL A	-33.52%	-19.24%	-8.09%
Fidelity Adv Strategic Growth - CL A (incl. 5.75% sales charge)	-37.34%	-23.88%	-13.38%
Russell 1000® Growth	-22.68%	-10.68%	15.26%
Growth Funds Average	-18.96%	0.04%	n/a*
Multi-Cap Core Funds Average	-15.92%	5.61%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell 1000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL A	-33.52%	-4.18%	-1.42%
Fidelity Adv Strategic Growth - CL A (incl. 5.75% sales charge)	-37.34%	-5.31%	-2.40%
Russell 1000 Growth	-22.68%	-2.23%	2.43%
Growth Funds Average	-18.96%	-0.41%	n/a*
Multi-Cap Core Funds Average	-15.92%	0.69%	n/a*

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Strategic Growth Fund - Class A
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Growth Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 1000 Growth Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Strategic Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL T	-33.70%	-20.42%	-9.60%
Fidelity Adv Strategic Growth - CL T (incl. 3.50% sales charge)	-36.02%	-23.20%	-12.76%
Russell 1000 Growth	-22.68%	-10.68%	15.26%
Growth Funds Average	-18.96%	0.04%	n/a*
Multi-Cap Core Funds Average	-15.92%	5.61%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell 1000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL T	-33.70%	-4.47%	-1.69%
Fidelity Adv Strategic Growth - CL T (incl. 3.50% sales charge)	-36.02%	-5.14%	-2.28%
Russell 1000 Growth	-22.68%	-2.23%	2.43%
Growth Funds Average	-18.96%	-0.41%	n/a*
Multi-Cap Core Funds Average	-15.92%	0.69%	n/a*

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Strategic Growth Fund - Class T
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Growth Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 1000 Growth Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Strategic Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the past one year, past five years and life of fund total return figures are 5%, 2% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL B	-33.93%	-22.29%	-12.11%
Fidelity Adv Strategic Growth - CL B (incl. contingent deferred sales charge)	-37.23%	-23.54%	-12.82%
Russell 1000 Growth	-22.68%	-10.68%	15.26%
Growth Funds Average	-18.96%	0.04%	n/a*
Multi-Cap Core Funds Average	-15.92%	5.61%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell 1000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL B	-33.93%	-4.92%	-2.16%
Fidelity Adv Strategic Growth - CL B (incl. contingent deferred sales charge)	-37.23%	-5.23%	-2.29%
Russell 1000 Growth	-22.68%	-2.23%	2.43%
Growth Funds Average	-18.96%	-0.41%	n/a*
Multi-Cap Core Funds Average	-15.92%	0.69%	n/a*

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Strategic Growth Fund - Class B
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Growth Fund - Class B on December 31, 1996, when the fund started, including the effect of the applicable contingent deferred sales charge. The chart shows how the value of your investment would have grown, and also shows how the Russell 1000 Growth Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Strategic Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL C	-34.02%	-22.40%	-12.21%
Fidelity Adv Strategic Growth - CL C (incl. contingent deferred sales charge)	-34.68%	-22.40%	-12.21%
Russell 1000 Growth	-22.68%	-10.68%	15.26%
Growth Funds Average	-18.96%	0.04%	n/a*
Multi-Cap Core Funds Average	-15.92%	5.61%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Russell 1000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - CL C	-34.02%	-4.94%	-2.18%
Fidelity Adv Strategic Growth - CL C (incl. contingent deferred sales charge)	-34.68%	-4.94%	-2.18%
Russell 1000 Growth	-22.68%	-2.23%	2.43%
Growth Funds Average	-18.96%	-0.41%	n/a*
Multi-Cap Core Funds Average	-15.92%	0.69%	n/a*

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Strategic Growth Fund - Class C
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Growth Fund - Class C on December 31, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Russell 1000 Growth Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Bahaa Fam, Portfolio Manager of Fidelity Advisor Strategic Growth Fund

Q. How did the fund perform, Bahaa?

A. I'm disappointed with our results. For the 12 months ending November 30, 2002, the fund's Class A, Class T, Class B and Class C shares fell 33.52%, 33.70%, 33.93% and 34.02%, respectively. In comparison, the Russell 1000 Growth Index and the Lipper Inc. growth funds average declined 22.68% and 18.96%, respectively.

Q. Why did the fund struggle so?

A. Since I run this as an aggressive fund, it tends to have a higher exposure to the more-volatile, less-liquid stocks in growth-oriented sectors that I feel will perform well over an 18- to 24-month horizon. However, that style was not in favor during most of the period amid the extreme rotation out of growth stocks, causing the fund to give back all of what it gained during 2001's strong fourth-quarter rally - and then some. My continued emphasis on technology hardware stocks, particularly mid-cap semiconductor and component companies, hurt the most.

Q. What drove your tech strategy?

A. Despite shedding some tech exposure early in 2002 to take profits, I held on to many of our positions given that the economy looked to be improving, chip orders were picking up and the stocks appeared reasonably valued. However, fears of a double-dip recession emerged during the spring and summer and the pickup in end-demand proved weaker than expected. Firms were reluctant to increase capital investment given little visibility in their earnings outlooks. As a result, the market soured on chip-related holdings NVIDIA, Cypress Semiconductor, ASML and Teradyne, as well as component maker Vishay Intertechnology. While tech rallied late in the period, it was too little too late. Compounding the damage was our underweighting in such stable, large-cap names as Microsoft, which fared relatively well.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What else dampened results?

A. I held several biotechnology positions I felt presented stronger growth prospects at more reasonable valuations than their large-cap pharmaceutical counterparts. Unfortunately, such stocks as MedImmune and IDEC Pharmaceuticals weren't spared amid the ImClone insider trading scandal and continued downturn in the NASDAQ. Fears of an overly restrictive Food and Drug Administration further pressured these biotech stocks. Underweighting health care services also turned out to be a mistake, as the group remained strong for most of the period. Finally, two poor picks in consumer discretionary - specialty retailer Best Buy and Gemstar-TV Guide, which makes technology for interactive TV program guides - accounted for most of the remaining underperformance.

Q. What decisions worked out well?

A. One bright spot was our overweighting in several energy services stocks at the end of 2001 - mainly oil and natural gas drillers and service companies - I felt were undervalued given higher oil prices and heightened interest in domestic energy exploration. As a result, Noble, Nabors Industries and BJ Services topped our list of contributors. I took gains in these stocks by trimming holdings as they nearly doubled off their late-2001 lows, but I held on to some of our positions as drilling trends remained attractive. Shying away from the weak utilities sector also helped, as did owning certain strong-performing banks and insurance firms including Bank of America and AFLAC.

Q. What's your outlook, Bahaa?

A. I expect the economy to gradually recover over the next 18 months, and I've positioned the fund as such. However, it's uncertain as to how bumpy the road will be from here to there. That said, I've reduced the size of some of our more aggressive holdings - mainly by selling tech shares that had rallied strongly in October and November. At the same time, I've tried to take advantage of attractive opportunities in diversified financials, big drug firms and selected consumer discretionary names that did a good job of navigating the economic downturn. As a result, the portfolio is now more balanced with respect to sector distribution. Our stocks still remain inexpensive on a growth-adjusted basis - which should benefit the fund as the economy improves and the market broadens.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital growth by investing mainly in a diversified portfolio of common stocks that the manager determines using computer-aided quantitative and fundamental research

Start date: December 31, 1996

Size: as of November 30, 2002, more than $21 million

Manager: Bahaa Fam, since 2001; joined Fidelity in 1994

3

Bahaa Fam on the fund's positioning:

"In technology, my focus was on moving toward a neutral weighting and creating a better distribution of hardware and software names, all with excellent growth prospects and attractive valuations. While I reduced the fund's overweighting in energy services to help balance the portfolio, I still liked the sector at period end. I felt these companies were well positioned for an economic recovery, given their good earnings power, low cost of capital, a reasonably high oil price and drilling activity with no place to go but up.

"I also increased the fund's consumer weighting during the period, as I saw opportunity in names that got cheap. Although I remained concerned about consumer confidence, I felt some of these stocks were too good to pass up. I focused my buying on selected consumer staples, media names, homebuilders and top-tier retailers that were posting good numbers even through the downturn. I used the decline in health care stocks to upgrade the portfolio, picking up some high-quality drug stocks that had reached multi-year low valuations. I also raised our exposure to beaten-down financials, adding primarily to transaction-based operations and brokerage houses with scant exposure to consumer credit."

Note to shareholders: Effective January 24, 2003, Brian Hanson became Portfolio Manager of Fidelity Advisor Strategic Growth Fund. With the new management, the fund will rely on fundamental research and analysis rather than computer-aided quantative analysis supported by fundamental research.

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	4.9	0.3
Johnson & Johnson	4.1	3.1
Microsoft Corp.	3.9	1.1
Pfizer, Inc.	3.4	2.7
Philip Morris Companies, Inc.	3.3	3.0
Lowe's Companies, Inc.	3.1	5.2
Best Buy Co., Inc.	3.0	4.8
Gillette Co.	2.8	2.5
Intel Corp.	2.8	1.7
Lockheed Martin Corp.	2.6	0.1
	33.9
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.5	33.3
Health Care	23.6	19.8
Consumer Discretionary	18.4	18.7
Consumer Staples	9.4	7.5
Financials	8.7	7.3
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 96.9%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	2.1%	** Foreign investments	8.2%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.4%
Hotels, Restaurants & Leisure - 1.8%
Harrah's Entertainment, Inc. (a)	6,400	$ 256,000
International Game Technology (a)	1,500	115,650
		371,650
Household Durables - 2.8%
KB Home	2,700	120,663
Lennar Corp.	2,800	148,456
Ryland Group, Inc.	8,800	330,176
		599,295
Media - 3.7%
Clear Channel Communications, Inc. (a)	7,400	321,604
Comcast Corp. Class A (special) (a)	1,400	31,920
Fox Entertainment Group, Inc. Class A (a)	16,400	437,224
		790,748
Multiline Retail - 0.4%
Wal-Mart Stores, Inc.	1,600	86,656
Specialty Retail - 9.7%
AutoZone, Inc. (a)	300	24,510
Best Buy Co., Inc. (a)	23,100	639,408
Chico's FAS, Inc. (a)	11,600	260,768
Circuit City Stores, Inc. - Circuit City Group	13,900	134,552
Home Depot, Inc.	1,700	44,914
Lowe's Companies, Inc.	15,700	651,550
Williams-Sonoma, Inc. (a)	12,300	323,982
		2,079,684
TOTAL CONSUMER DISCRETIONARY		3,928,033
CONSUMER STAPLES - 9.4%
Beverages - 1.6%
PepsiCo, Inc.	1,700	72,216
The Coca-Cola Co.	5,900	269,276
		341,492
Food & Drug Retailing - 1.2%
Safeway, Inc. (a)	10,300	244,934
Food Products - 0.5%
Hershey Foods Corp.	1,700	109,463
Personal Products - 2.8%
Gillette Co.	20,030	607,310
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 3.3%
Philip Morris Companies, Inc.	18,600	$ 701,592
TOTAL CONSUMER STAPLES		2,004,791
ENERGY - 2.6%
Energy Equipment & Services - 2.6%
Nabors Industries Ltd. (a)	3,400	120,360
Noble Corp. (a)	12,700	431,165
		551,525
FINANCIALS - 8.7%
Banks - 1.7%
Bank of America Corp.	1,300	91,104
Commerce Bancorp, Inc., New Jersey	2,300	105,225
Fifth Third Bancorp	2,900	162,400
		358,729
Diversified Financials - 5.9%
Bear Stearns Companies, Inc.	2,300	147,200
Citigroup, Inc.	12,600	489,888
Freddie Mac	2,400	138,336
Goldman Sachs Group, Inc.	1,700	134,079
Lehman Brothers Holdings, Inc.	5,800	356,120
Merrill Lynch & Co., Inc.	100	4,350
		1,269,973
Insurance - 1.1%
American International Group, Inc.	1,300	84,695
Fidelity National Financial, Inc.	3,100	100,285
HCC Insurance Holdings, Inc.	1,700	39,644
RenaissanceRe Holdings Ltd.	500	20,375
		244,999
TOTAL FINANCIALS		1,873,701
HEALTH CARE - 23.6%
Biotechnology - 1.1%
Gilead Sciences, Inc. (a)	5,900	232,932
Health Care Equipment & Supplies - 4.5%
Baxter International, Inc.	10,800	345,492
Biomet, Inc.	4,200	115,500
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	1,200	$ 50,400
Medtronic, Inc.	10,000	467,500
		978,892
Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	700	43,078
Tenet Healthcare Corp. (a)	1,200	22,140
		65,218
Pharmaceuticals - 17.7%
Abbott Laboratories	6,500	284,570
Barr Laboratories, Inc. (a)	8,200	541,446
Bristol-Myers Squibb Co.	1,400	37,100
Forest Laboratories, Inc. (a)	600	64,398
Johnson & Johnson	15,500	883,810
Merck & Co., Inc.	17,700	1,051,556
Pfizer, Inc.	22,700	715,958
Wyeth	5,300	203,679
		3,782,517
TOTAL HEALTH CARE		5,059,559
INDUSTRIALS - 8.6%
Aerospace & Defense - 4.8%
Lockheed Martin Corp.	10,500	548,100
Northrop Grumman Corp.	4,300	416,713
Raytheon Co.	2,200	64,174
		1,028,987
Industrial Conglomerates - 3.7%
3M Co.	3,900	506,415
General Electric Co.	10,400	281,840
		788,255
Machinery - 0.1%
AGCO Corp. (a)	800	19,312
TOTAL INDUSTRIALS		1,836,554
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	19,600	292,432
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.7%
Dell Computer Corp. (a)	13,100	$ 374,267
Electronic Equipment & Instruments - 1.8%
Amphenol Corp. Class A (a)	700	31,045
Avnet, Inc.	17,600	249,040
Vishay Intertechnology, Inc. (a)	7,720	109,084
		389,169
Semiconductor Equipment & Products - 11.2%
Analog Devices, Inc. (a)	9,200	282,348
Cypress Semiconductor Corp. (a)	26,300	227,232
Fairchild Semiconductor International, Inc. Class A (a)	20,900	319,979
Intel Corp.	28,600	597,168
Micron Technology, Inc. (a)	33,900	535,959
Teradyne, Inc. (a)	5,404	88,572
Texas Instruments, Inc.	16,900	339,859
		2,391,117
Software - 8.4%
Activision, Inc. (a)	20,412	440,899
Microsoft Corp. (a)	14,300	826,826
Network Associates, Inc. (a)	29,100	531,075
		1,798,800
TOTAL INFORMATION TECHNOLOGY		5,245,785
MATERIALS - 0.5%
Chemicals - 0.5%
Monsanto Co.	187	3,289
Praxair, Inc.	1,800	106,200
		109,489
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
ALLTEL Corp.	1,200	66,096
BellSouth Corp.	2,200	61,160
		127,256
TOTAL COMMON STOCKS (Cost $22,027,527)		20,736,693
Money Market Funds - 4.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.47% (b) (Cost $985,157)	985,157	$ 985,157
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $23,012,684)		21,721,850
NET OTHER ASSETS - (1.5)%		(328,036)
NET ASSETS - 100%		$ 21,393,814
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $69,238,069 and $72,303,943, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,804 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $11,426,000 of which $5,718,000 and $5,708,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $1,929,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (cost $23,012,684) - See accompanying schedule		$ 21,721,850
Receivable for investments sold		428,282
Receivable for fund shares sold		35,419
Dividends receivable		16,888
Interest receivable		762
Receivable from investment adviser for expense reductions		14,625
Other receivables		220
Total assets		22,218,046

Liabilities
Payable to custodian bank	$ 33,183
Payable for investments purchased	604,597
Payable for fund shares redeemed	118,954
Accrued management fee	10,007
Distribution fees payable	11,200
Other payables and accrued expenses	46,291
Total liabilities		824,232

Net Assets		$ 21,393,814
Net Assets consist of:
Paid in capital		$ 36,295,659
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,611,011)
Net unrealized appreciation (depreciation) on investments		(1,290,834)
Net Assets		$ 21,393,814

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,490,605 ÷ 480,622 shares)	$ 7.26

Maximum offering price per share (100/94.25 of $7.26)	$ 7.70
Class T: Net Asset Value and redemption price per share ($8,924,932 ÷ 1,242,768 shares)	$ 7.18

Maximum offering price per share (100/96.50 of $7.18)	$ 7.44
Class B: Net Asset Value and offering price per share ($6,921,208 ÷ 981,887 shares) A	$ 7.05

Class C: Net Asset Value and offering price per share ($1,757,516 ÷ 250,383 shares) A	$ 7.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($299,553 ÷ 41,017 shares)	$ 7.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 166,979
Interest		8,785
Security lending		1,546
Total income		177,310

Expenses
Management fee	$ 168,779
Transfer agent fees	168,256
Distribution fees	196,736
Accounting and security lending fees	61,563
Non-interested trustees' compensation	105
Custodian fees and expenses	12,438
Registration fees	62,630
Audit	29,325
Legal	268
Miscellaneous	7,377
Total expenses before reductions	707,477
Expense reductions	(234,702)	472,775
Net investment income (loss)		(295,465)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,467,663)
Foreign currency transactions	(1,862)
Total net realized gain (loss)		(7,469,525)
Change in net unrealized appreciation (depreciation) on investment securities		(4,351,519)
Net gain (loss)		(11,821,044)
Net increase (decrease) in net assets resulting from operations		$ (12,116,509)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (295,465)	$ (189,482)
Net realized gain (loss)	(7,469,525)	(4,889,972)
Change in net unrealized appreciation (depreciation)	(4,351,519)	(1,025,153)
Net increase (decrease) in net assets resulting from operations	(12,116,509)	(6,104,607)
Distributions to shareholders from net investment income	-	(893)
Distributions to shareholders from net realized gain	-	(3,470,840)
Total distributions	-	(3,471,733)
Share transactions - net increase (decrease)	(3,086,297)	3,142,110
Total increase (decrease) in net assets	(15,202,806)	(6,434,230)

Net Assets
Beginning of period	36,596,620	43,030,850
End of period	$ 21,393,814	$ 36,596,620

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 13.71	$ 15.01	$ 11.71	$ 11.38
Income from Investment Operations
Net investment income (loss) C	(.05)	(.01)	(.02)	(.02)	.01
Net realized and unrealized gain (loss)	(3.61)	(1.62)	.44	3.32	.69
Total from investment operations	(3.66)	(1.63)	.42	3.30	.70
Distributions from net realized gain	-	(1.16)	(1.72)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	(.11)
Total distributions	-	(1.16)	(1.72)	-	(.37)
Net asset value, end of period	$ 7.26	$ 10.92	$ 13.71	$ 15.01	$ 11.71
Total Return A, B	(33.52)%	(13.13)%	2.40%	28.18%	6.53%
Ratios to Average Net Assets D
Expenses before expense reductions	2.03%	1.70%	1.61%	1.72%	1.61%
Expenses net of voluntary waivers, if any	1.32%	1.30%	1.30%	1.30%	1.61%
Expenses net of all reductions	1.23%	1.26%	1.30%	1.28%	1.60%
Net investment income (loss)	(.62)%	(.05)%	(.10)%	(.17)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,491	$ 4,271	$ 4,925	$ 3,846	$ 2,885
Portfolio turnover rate	241%	334%	102%	133%	358%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 13.62	$ 14.93	$ 11.68	$ 11.36
Income from Investment Operations
Net investment income (loss) C	(.08)	(.03)	(.05)	(.06)	(.02)
Net realized and unrealized gain (loss)	(3.57)	(1.64)	.42	3.31	.70
Total from investment operations	(3.65)	(1.67)	.37	3.25	.68
Distributions from net realized gain	-	(1.12)	(1.68)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	(.10)
Total distributions	-	(1.12)	(1.68)	-	(.36)
Net asset value, end of period	$ 7.18	$ 10.83	$ 13.62	$ 14.93	$ 11.68
Total Return A, B	(33.70)%	(13.49)%	2.06%	27.83%	6.35%
Ratios to Average Net Assets D
Expenses before expense reductions	2.37%	2.10%	1.88%	1.94%	1.79%
Expenses net of voluntary waivers, if any	1.57%	1.55%	1.55%	1.55%	1.79%
Expenses net of all reductions	1.48%	1.50%	1.54%	1.53%	1.76%
Net investment income (loss)	(.86)%	(.29)%	(.35)%	(.42)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,925	$ 16,165	$ 19,047	$ 15,989	$ 16,368
Portfolio turnover rate	241%	334%	102%	133%	358%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 13.44	$ 14.76	$ 11.60	$ 11.31
Income from Investment Operations
Net investment income (loss) C	(.12)	(.09)	(.13)	(.12)	(.09)
Net realized and unrealized gain (loss)	(3.50)	(1.63)	.43	3.28	.71
Total from investment operations	(3.62)	(1.72)	.30	3.16	.62
Distributions from net realized gain	-	(1.05)	(1.62)	-	(.24)
Distributions in excess of net realized gain	-	-	-	-	(.09)
Total distributions	-	(1.05)	(1.62)	-	(.33)
Net asset value, end of period	$ 7.05	$ 10.67	$ 13.44	$ 14.76	$ 11.60
Total Return A, B	(33.93)%	(14.00)%	1.58%	27.24%	5.80%
Ratios to Average Net Assets D
Expenses before expense reductions	2.70%	2.44%	2.33%	2.41%	2.24%
Expenses net of voluntary waivers, if any	2.05%	2.05%	2.05%	2.05%	2.24%
Expenses net of all reductions	1.96%	2.01%	2.05%	2.03%	2.22%
Net investment income (loss)	(1.34)%	(.80)%	(.85)%	(.92)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,921	$ 12,487	$ 15,682	$ 13,056	$ 10,994
Portfolio turnover rate	241%	334%	102%	133%	358%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 13.41	$ 14.75	$ 11.60	$ 11.36
Income from Investment Operations
Net investment income (loss) C	(.12)	(.09)	(.13)	(.12)	(.14)
Net realized and unrealized gain (loss)	(3.50)	(1.61)	.45	3.27	.74
Total from investment operations	(3.62)	(1.70)	.32	3.15	.60
Distributions from net realized gain	-	(1.07)	(1.66)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	(.10)
Total distributions	-	(1.07)	(1.66)	-	(.36)
Net asset value, end of period	$ 7.02	$ 10.64	$ 13.41	$ 14.75	$ 11.60
Total Return A, B	(34.02)%	(13.90)%	1.71%	27.16%	5.62%
Ratios to Average Net Assets D
Expenses before expense reductions	2.68%	2.47%	2.41%	2.60%	6.89%
Expenses net of voluntary waivers, if any	2.05%	2.05%	2.05%	2.05%	2.50%
Expenses net of all reductions	1.96%	2.00%	2.04%	2.03%	2.47%
Net investment income (loss)	(1.34)%	(.79)%	(.85)%	(.92)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,758	$ 3,186	$ 2,763	$ 1,408	$ 482
Portfolio turnover rate	241%	334%	102%	133%	358%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 13.77	$ 15.07	$ 11.72	$ 11.40
Income from Investment Operations
Net investment income (loss) B	(.03)	.02	.02	.01	.03
Net realized and unrealized gain (loss)	(3.62)	(1.65)	.44	3.34	.68
Total from investment operations	(3.65)	(1.63)	.46	3.35	.71
Distributions from net investment income	-	(.02)	-	-	-
Distributions from net realized gain	-	(1.17)	(1.76)	-	(.28)
Distributions in excess of net realized gain	-	-	-	-	(.11)
Total distributions	-	(1.19)	(1.76)	-	(.39)
Net asset value, end of period	$ 7.30	$ 10.95	$ 13.77	$ 15.07	$ 11.72
Total Return A	(33.33)%	(13.09)%	2.68%	28.58%	6.63%
Ratios to Average Net Assets C
Expenses before expense reductions	1.39%	1.26%	1.21%	1.36%	1.63%
Expenses net of voluntary waivers, if any	1.05%	1.05%	1.05%	1.05%	1.50%
Expenses net of all reductions	.95%	1.00%	1.05%	1.03%	1.48%
Net investment income (loss)	(.34)%	.21%	.14%	.08%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 488	$ 615	$ 682	$ 1,057
Portfolio turnover rate	241%	334%	102%	133%	358%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 1,060,252
Unrealized depreciation	(2,606,762)
Net unrealized appreciation (depreciation)	(1,546,510)
Capital loss carryforward	(11,426,458)
Total Distributable earnings	$ (12,972,968)
Cost for federal income tax purposes	$ 23,268,360

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 11,352	$ 2	$ 901
Class T	.27%	.25%	64,103	220	2,305
Class B	.75%	.25%	96,084	72,155	-
Class C	.75%	.25%	25,197	5,783	-
			$ 196,736	$ 78,160	$ 3,206

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 14,983	$ 3,131
Class T	40,177	6,443
Class B*	35,974	35,974
Class C*	786	786
	$ 91,920	$ 46,334

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 23,852.57
Class T	82,057.67
Class B	49,324.52
Class C	12,254.49
Institutional Class	769.21
	$ 168,256

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,346 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 29,359
Class T	1.55%	98,712
Class B	2.05%	62,695
Class C	2.05%	15,740
Institutional Class	1.05%	1,278
		$ 207,784

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and

Annual Report

7. Expense Reductions - continued

Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 23,712
Class A	901	-
Class T	2,305	-
	$ 3,206	$ 23,712

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended November 30,
	2002	2001
From net investment income
Institutional Class	$ -	$ 893
From net realized gain
Class A	$ -	$ 415,845
Class T	-	1,560,786
Class B	-	1,218,668
Class C	-	223,359
Institutional Class	-	52,182
Total	$ -	$ 3,470,840
	$ -	$ 3,471,733

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	November 30, 2002	November 30, 2001	November 30, 2002	November 30, 2001
Class A
Shares sold	257,233	122,032	$ 2,498,674	$ 1,498,514
Reinvestment of distributions	-	27,785	-	355,371
Shares redeemed	(167,838)	(117,741)	(1,357,202)	(1,387,390)
Net increase (decrease)	89,395	32,076	$ 1,141,472	$ 466,495
Class T
Shares sold	331,611	372,860	$ 2,867,806	$ 4,476,778
Reinvestment of distributions	-	111,414	-	1,418,321
Shares redeemed	(582,013)	(389,379)	(5,039,215)	(4,590,211)
Net increase (decrease)	(250,402)	94,895	$ (2,171,409)	$ 1,304,888
Class B
Shares sold	148,404	222,173	$ 1,365,038	$ 2,643,128
Reinvestment of distributions	-	74,370	-	937,801
Shares redeemed	(336,665)	(293,112)	(2,978,021)	(3,337,683)
Net increase (decrease)	(188,261)	3,431	$ (1,612,983)	$ 243,246
Class C
Shares sold	86,773	159,236	$ 776,259	$ 1,881,294
Reinvestment of distributions	-	15,444	-	193,978
Shares redeemed	(135,822)	(81,292)	(1,181,244)	(949,987)
Net increase (decrease)	(49,049)	93,388	$ (404,985)	$ 1,125,285
Institutional Class
Shares sold	-	297	$ -	$ 4,116
Reinvestment of distributions	-	3,905	-	50,014
Shares redeemed	(3,510)	(4,325)	(38,392)	(51,934)
Net increase (decrease)	(3,510)	(123)	$ (38,392)	$ 2,196

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Strategic Growth Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Growth Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Growth Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Strategic Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Growth. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Bahaa W. Fam (45)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Growth. Mr. Fam is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fam served as a senior quantitative analyst and director of quantitative research for FMR.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Strategic Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Strategic Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Advisor Strategic Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Strategic Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Strategic Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Strategic Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQG-ANN-0103 335492
1.539446.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Strategic Growth

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Strategic Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Strategic Growth - Inst CL	-33.33%	-18.43%	-7.01%
Russell 1000® Growth	-22.68%	-10.68%	15.26%
Growth Funds Average	-18.96%	0.04%	n/a*
Multi-Cap Core Funds Average	-15.92%	5.61%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell 1000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Growth - Inst CL	-33.33%	-3.99%	-1.22%
Russell 1000 Growth	-22.68%	-2.23%	2.43%
Growth Funds Average	-18.96%	-0.41%	n/a*
Multi-Cap Core Funds Average	-15.92%	0.69%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Strategic Growth Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Growth Fund - Institutional Class on December 31, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Russell 1000 Growth Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Bahaa Fam, Portfolio Manager of Fidelity Advisor Strategic Growth Fund

Q. How did the fund perform, Bahaa?

A. I'm disappointed with our results. For the 12 months ending November 30, 2002, the fund's Institutional Class shares fell 33.33%. In comparison, the Russell 1000 Growth Index and the Lipper Inc. growth funds average declined 22.68% and 18.96%, respectively.

Q. Why did the fund struggle so?

A. Since I run this as an aggressive fund, it tends to have a higher exposure to the more-volatile, less-liquid stocks in growth-oriented sectors that I feel will perform well over an 18- to 24-month horizon. However, that style was not in favor during most of the period amid the extreme rotation out of growth stocks, causing the fund to give back all of what it gained during 2001's strong fourth-quarter rally - and then some. My continued emphasis on technology hardware stocks, particularly mid-cap semiconductor and component companies, hurt the most.

Q. What drove your tech strategy?

A. Despite shedding some tech exposure early in 2002 to take profits, I held on to many of our positions given that the economy looked to be improving, chip orders were picking up and the stocks appeared reasonably valued. However, fears of a double-dip recession emerged during the spring and summer and the pickup in end-demand proved weaker than expected. Firms were reluctant to increase capital investment given little visibility in their earnings outlooks. As a result, the market soured on chip-related holdings NVIDIA, Cypress Semiconductor, ASML and Teradyne, as well as component maker Vishay Intertechnology. While tech rallied late in the period, it was too little too late. Compounding the damage was our underweighting in such stable, large-cap names as Microsoft, which fared relatively well.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What else dampened results?

A. I held several biotechnology positions I felt presented stronger growth prospects at more reasonable valuations than their large-cap pharmaceutical counterparts. Unfortunately, such stocks as MedImmune and IDEC Pharmaceuticals weren't spared amid the ImClone insider trading scandal and continued downturn in the NASDAQ. Fears of an overly restrictive Food and Drug Administration further pressured these biotech stocks. Underweighting health care services also turned out to be a mistake, as the group remained strong for most of the period. Finally, two poor picks in consumer discretionary - specialty retailer Best Buy and Gemstar-TV Guide, which makes technology for interactive TV program guides - accounted for most of the remaining underperformance.

Q. What decisions worked out well?

A. One bright spot was our overweighting in several energy services stocks at the end of 2001 - mainly oil and natural gas drillers and service companies - I felt were undervalued given higher oil prices and heightened interest in domestic energy exploration. As a result, Noble, Nabors Industries and BJ Services topped our list of contributors. I took gains in these stocks by trimming holdings as they nearly doubled off their late-2001 lows, but I held on to some of our positions as drilling trends remained attractive. Shying away from the weak utilities sector also helped, as did owning certain strong-performing banks and insurance firms including Bank of America and AFLAC.

Q. What's your outlook, Bahaa?

A. I expect the economy to gradually recover over the next 18 months, and I've positioned the fund as such. However, it's uncertain as to how bumpy the road will be from here to there. That said, I've reduced the size of some of our more aggressive holdings - mainly by selling tech shares that had rallied strongly in October and November. At the same time, I've tried to take advantage of attractive opportunities in diversified financials, big drug firms and selected consumer discretionary names that did a good job of navigating the economic downturn. As a result, the portfolio is now more balanced with respect to sector distribution. Our stocks still remain inexpensive on a growth-adjusted basis - which should benefit the fund as the economy improves and the market broadens.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital growth by investing mainly in a diversified portfolio of common stocks that the manager determines using computer-aided quantitative and fundamental research

Start date: December 31, 1996

Size: as of November 30, 2002, more than $21 million

Manager: Bahaa Fam, since 2001; joined Fidelity in 1994

3

Bahaa Fam on the fund's positioning:

"In technology, my focus was on moving toward a neutral weighting and creating a better distribution of hardware and software names, all with excellent growth prospects and attractive valuations. While I reduced the fund's overweighting in energy services to help balance the portfolio, I still liked the sector at period end. I felt these companies were well positioned for an economic recovery, given their good earnings power, low cost of capital, a reasonably high oil price and drilling activity with no place to go but up.

"I also increased the fund's consumer weighting during the period, as I saw opportunity in names that got cheap. Although I remained concerned about consumer confidence, I felt some of these stocks were too good to pass up. I focused my buying on selected consumer staples, media names, homebuilders and top-tier retailers that were posting good numbers even through the downturn. I used the decline in health care stocks to upgrade the portfolio, picking up some high-quality drug stocks that had reached multi-year low valuations. I also raised our exposure to beaten-down financials, adding primarily to transaction-based operations and brokerage houses with scant exposure to consumer credit."

Note to shareholders: Effective January 24, 2003, Brian Hanson became Portfolio Manager of Fidelity Advisor Strategic Growth Fund. With the new management, the fund will rely on fundamental research and analysis rather than computer-aided quantative analysis supported by fundamental research.

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	4.9	0.3
Johnson & Johnson	4.1	3.1
Microsoft Corp.	3.9	1.1
Pfizer, Inc.	3.4	2.7
Philip Morris Companies, Inc.	3.3	3.0
Lowe's Companies, Inc.	3.1	5.2
Best Buy Co., Inc.	3.0	4.8
Gillette Co.	2.8	2.5
Intel Corp.	2.8	1.7
Lockheed Martin Corp.	2.6	0.1
	33.9
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.5	33.3
Health Care	23.6	19.8
Consumer Discretionary	18.4	18.7
Consumer Staples	9.4	7.5
Financials	8.7	7.3
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002 **
	Stocks 96.9%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	2.1%	** Foreign investments	8.2%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.4%
Hotels, Restaurants & Leisure - 1.8%
Harrah's Entertainment, Inc. (a)	6,400	$ 256,000
International Game Technology (a)	1,500	115,650
		371,650
Household Durables - 2.8%
KB Home	2,700	120,663
Lennar Corp.	2,800	148,456
Ryland Group, Inc.	8,800	330,176
		599,295
Media - 3.7%
Clear Channel Communications, Inc. (a)	7,400	321,604
Comcast Corp. Class A (special) (a)	1,400	31,920
Fox Entertainment Group, Inc. Class A (a)	16,400	437,224
		790,748
Multiline Retail - 0.4%
Wal-Mart Stores, Inc.	1,600	86,656
Specialty Retail - 9.7%
AutoZone, Inc. (a)	300	24,510
Best Buy Co., Inc. (a)	23,100	639,408
Chico's FAS, Inc. (a)	11,600	260,768
Circuit City Stores, Inc. - Circuit City Group	13,900	134,552
Home Depot, Inc.	1,700	44,914
Lowe's Companies, Inc.	15,700	651,550
Williams-Sonoma, Inc. (a)	12,300	323,982
		2,079,684
TOTAL CONSUMER DISCRETIONARY		3,928,033
CONSUMER STAPLES - 9.4%
Beverages - 1.6%
PepsiCo, Inc.	1,700	72,216
The Coca-Cola Co.	5,900	269,276
		341,492
Food & Drug Retailing - 1.2%
Safeway, Inc. (a)	10,300	244,934
Food Products - 0.5%
Hershey Foods Corp.	1,700	109,463
Personal Products - 2.8%
Gillette Co.	20,030	607,310
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 3.3%
Philip Morris Companies, Inc.	18,600	$ 701,592
TOTAL CONSUMER STAPLES		2,004,791
ENERGY - 2.6%
Energy Equipment & Services - 2.6%
Nabors Industries Ltd. (a)	3,400	120,360
Noble Corp. (a)	12,700	431,165
		551,525
FINANCIALS - 8.7%
Banks - 1.7%
Bank of America Corp.	1,300	91,104
Commerce Bancorp, Inc., New Jersey	2,300	105,225
Fifth Third Bancorp	2,900	162,400
		358,729
Diversified Financials - 5.9%
Bear Stearns Companies, Inc.	2,300	147,200
Citigroup, Inc.	12,600	489,888
Freddie Mac	2,400	138,336
Goldman Sachs Group, Inc.	1,700	134,079
Lehman Brothers Holdings, Inc.	5,800	356,120
Merrill Lynch & Co., Inc.	100	4,350
		1,269,973
Insurance - 1.1%
American International Group, Inc.	1,300	84,695
Fidelity National Financial, Inc.	3,100	100,285
HCC Insurance Holdings, Inc.	1,700	39,644
RenaissanceRe Holdings Ltd.	500	20,375
		244,999
TOTAL FINANCIALS		1,873,701
HEALTH CARE - 23.6%
Biotechnology - 1.1%
Gilead Sciences, Inc. (a)	5,900	232,932
Health Care Equipment & Supplies - 4.5%
Baxter International, Inc.	10,800	345,492
Biomet, Inc.	4,200	115,500
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	1,200	$ 50,400
Medtronic, Inc.	10,000	467,500
		978,892
Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	700	43,078
Tenet Healthcare Corp. (a)	1,200	22,140
		65,218
Pharmaceuticals - 17.7%
Abbott Laboratories	6,500	284,570
Barr Laboratories, Inc. (a)	8,200	541,446
Bristol-Myers Squibb Co.	1,400	37,100
Forest Laboratories, Inc. (a)	600	64,398
Johnson & Johnson	15,500	883,810
Merck & Co., Inc.	17,700	1,051,556
Pfizer, Inc.	22,700	715,958
Wyeth	5,300	203,679
		3,782,517
TOTAL HEALTH CARE		5,059,559
INDUSTRIALS - 8.6%
Aerospace & Defense - 4.8%
Lockheed Martin Corp.	10,500	548,100
Northrop Grumman Corp.	4,300	416,713
Raytheon Co.	2,200	64,174
		1,028,987
Industrial Conglomerates - 3.7%
3M Co.	3,900	506,415
General Electric Co.	10,400	281,840
		788,255
Machinery - 0.1%
AGCO Corp. (a)	800	19,312
TOTAL INDUSTRIALS		1,836,554
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	19,600	292,432
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.7%
Dell Computer Corp. (a)	13,100	$ 374,267
Electronic Equipment & Instruments - 1.8%
Amphenol Corp. Class A (a)	700	31,045
Avnet, Inc.	17,600	249,040
Vishay Intertechnology, Inc. (a)	7,720	109,084
		389,169
Semiconductor Equipment & Products - 11.2%
Analog Devices, Inc. (a)	9,200	282,348
Cypress Semiconductor Corp. (a)	26,300	227,232
Fairchild Semiconductor International, Inc. Class A (a)	20,900	319,979
Intel Corp.	28,600	597,168
Micron Technology, Inc. (a)	33,900	535,959
Teradyne, Inc. (a)	5,404	88,572
Texas Instruments, Inc.	16,900	339,859
		2,391,117
Software - 8.4%
Activision, Inc. (a)	20,412	440,899
Microsoft Corp. (a)	14,300	826,826
Network Associates, Inc. (a)	29,100	531,075
		1,798,800
TOTAL INFORMATION TECHNOLOGY		5,245,785
MATERIALS - 0.5%
Chemicals - 0.5%
Monsanto Co.	187	3,289
Praxair, Inc.	1,800	106,200
		109,489
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
ALLTEL Corp.	1,200	66,096
BellSouth Corp.	2,200	61,160
		127,256
TOTAL COMMON STOCKS (Cost $22,027,527)		20,736,693
Money Market Funds - 4.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.47% (b) (Cost $985,157)	985,157	$ 985,157
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $23,012,684)		21,721,850
NET OTHER ASSETS - (1.5)%		(328,036)
NET ASSETS - 100%		$ 21,393,814
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $69,238,069 and $72,303,943, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,804 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $11,426,000 of which $5,718,000 and $5,708,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $1,929,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2002

Assets
Investment in securities, at value (cost $23,012,684) - See accompanying schedule		$ 21,721,850
Receivable for investments sold		428,282
Receivable for fund shares sold		35,419
Dividends receivable		16,888
Interest receivable		762
Receivable from investment adviser for expense reductions		14,625
Other receivables		220
Total assets		22,218,046

Liabilities
Payable to custodian bank	$ 33,183
Payable for investments purchased	604,597
Payable for fund shares redeemed	118,954
Accrued management fee	10,007
Distribution fees payable	11,200
Other payables and accrued expenses	46,291
Total liabilities		824,232

Net Assets		$ 21,393,814
Net Assets consist of:
Paid in capital		$ 36,295,659
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,611,011)
Net unrealized appreciation (depreciation) on investments		(1,290,834)
Net Assets		$ 21,393,814

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,490,605 ÷ 480,622 shares)	$ 7.26

Maximum offering price per share (100/94.25 of $7.26)	$ 7.70
Class T: Net Asset Value and redemption price per share ($8,924,932 ÷ 1,242,768 shares)	$ 7.18

Maximum offering price per share (100/96.50 of $7.18)	$ 7.44
Class B: Net Asset Value and offering price per share ($6,921,208 ÷ 981,887 shares) A	$ 7.05

Class C: Net Asset Value and offering price per share ($1,757,516 ÷ 250,383 shares) A	$ 7.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($299,553 ÷ 41,017 shares)	$ 7.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2002

Investment Income
Dividends		$ 166,979
Interest		8,785
Security lending		1,546
Total income		177,310

Expenses
Management fee	$ 168,779
Transfer agent fees	168,256
Distribution fees	196,736
Accounting and security lending fees	61,563
Non-interested trustees' compensation	105
Custodian fees and expenses	12,438
Registration fees	62,630
Audit	29,325
Legal	268
Miscellaneous	7,377
Total expenses before reductions	707,477
Expense reductions	(234,702)	472,775
Net investment income (loss)		(295,465)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,467,663)
Foreign currency transactions	(1,862)
Total net realized gain (loss)		(7,469,525)
Change in net unrealized appreciation (depreciation) on investment securities		(4,351,519)
Net gain (loss)		(11,821,044)
Net increase (decrease) in net assets resulting from operations		$ (12,116,509)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (295,465)	$ (189,482)
Net realized gain (loss)	(7,469,525)	(4,889,972)
Change in net unrealized appreciation (depreciation)	(4,351,519)	(1,025,153)
Net increase (decrease) in net assets resulting from operations	(12,116,509)	(6,104,607)
Distributions to shareholders from net investment income	-	(893)
Distributions to shareholders from net realized gain	-	(3,470,840)
Total distributions	-	(3,471,733)
Share transactions - net increase (decrease)	(3,086,297)	3,142,110
Total increase (decrease) in net assets	(15,202,806)	(6,434,230)

Net Assets
Beginning of period	36,596,620	43,030,850
End of period	$ 21,393,814	$ 36,596,620

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 13.71	$ 15.01	$ 11.71	$ 11.38
Income from Investment Operations
Net investment income (loss) C	(.05)	(.01)	(.02)	(.02)	.01
Net realized and unrealized gain (loss)	(3.61)	(1.62)	.44	3.32	.69
Total from investment operations	(3.66)	(1.63)	.42	3.30	.70
Distributions from net realized gain	-	(1.16)	(1.72)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	(.11)
Total distributions	-	(1.16)	(1.72)	-	(.37)
Net asset value, end of period	$ 7.26	$ 10.92	$ 13.71	$ 15.01	$ 11.71
Total Return A, B	(33.52)%	(13.13)%	2.40%	28.18%	6.53%
Ratios to Average Net Assets D
Expenses before expense reductions	2.03%	1.70%	1.61%	1.72%	1.61%
Expenses net of voluntary waivers, if any	1.32%	1.30%	1.30%	1.30%	1.61%
Expenses net of all reductions	1.23%	1.26%	1.30%	1.28%	1.60%
Net investment income (loss)	(.62)%	(.05)%	(.10)%	(.17)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,491	$ 4,271	$ 4,925	$ 3,846	$ 2,885
Portfolio turnover rate	241%	334%	102%	133%	358%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 13.62	$ 14.93	$ 11.68	$ 11.36
Income from Investment Operations
Net investment income (loss) C	(.08)	(.03)	(.05)	(.06)	(.02)
Net realized and unrealized gain (loss)	(3.57)	(1.64)	.42	3.31	.70
Total from investment operations	(3.65)	(1.67)	.37	3.25	.68
Distributions from net realized gain	-	(1.12)	(1.68)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	(.10)
Total distributions	-	(1.12)	(1.68)	-	(.36)
Net asset value, end of period	$ 7.18	$ 10.83	$ 13.62	$ 14.93	$ 11.68
Total Return A, B	(33.70)%	(13.49)%	2.06%	27.83%	6.35%
Ratios to Average Net Assets D
Expenses before expense reductions	2.37%	2.10%	1.88%	1.94%	1.79%
Expenses net of voluntary waivers, if any	1.57%	1.55%	1.55%	1.55%	1.79%
Expenses net of all reductions	1.48%	1.50%	1.54%	1.53%	1.76%
Net investment income (loss)	(.86)%	(.29)%	(.35)%	(.42)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,925	$ 16,165	$ 19,047	$ 15,989	$ 16,368
Portfolio turnover rate	241%	334%	102%	133%	358%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 13.44	$ 14.76	$ 11.60	$ 11.31
Income from Investment Operations
Net investment income (loss) C	(.12)	(.09)	(.13)	(.12)	(.09)
Net realized and unrealized gain (loss)	(3.50)	(1.63)	.43	3.28	.71
Total from investment operations	(3.62)	(1.72)	.30	3.16	.62
Distributions from net realized gain	-	(1.05)	(1.62)	-	(.24)
Distributions in excess of net realized gain	-	-	-	-	(.09)
Total distributions	-	(1.05)	(1.62)	-	(.33)
Net asset value, end of period	$ 7.05	$ 10.67	$ 13.44	$ 14.76	$ 11.60
Total Return A, B	(33.93)%	(14.00)%	1.58%	27.24%	5.80%
Ratios to Average Net Assets D
Expenses before expense reductions	2.70%	2.44%	2.33%	2.41%	2.24%
Expenses net of voluntary waivers, if any	2.05%	2.05%	2.05%	2.05%	2.24%
Expenses net of all reductions	1.96%	2.01%	2.05%	2.03%	2.22%
Net investment income (loss)	(1.34)%	(.80)%	(.85)%	(.92)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,921	$ 12,487	$ 15,682	$ 13,056	$ 10,994
Portfolio turnover rate	241%	334%	102%	133%	358%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 13.41	$ 14.75	$ 11.60	$ 11.36
Income from Investment Operations
Net investment income (loss) C	(.12)	(.09)	(.13)	(.12)	(.14)
Net realized and unrealized gain (loss)	(3.50)	(1.61)	.45	3.27	.74
Total from investment operations	(3.62)	(1.70)	.32	3.15	.60
Distributions from net realized gain	-	(1.07)	(1.66)	-	(.26)
Distributions in excess of net realized gain	-	-	-	-	(.10)
Total distributions	-	(1.07)	(1.66)	-	(.36)
Net asset value, end of period	$ 7.02	$ 10.64	$ 13.41	$ 14.75	$ 11.60
Total Return A, B	(34.02)%	(13.90)%	1.71%	27.16%	5.62%
Ratios to Average Net Assets D
Expenses before expense reductions	2.68%	2.47%	2.41%	2.60%	6.89%
Expenses net of voluntary waivers, if any	2.05%	2.05%	2.05%	2.05%	2.50%
Expenses net of all reductions	1.96%	2.00%	2.04%	2.03%	2.47%
Net investment income (loss)	(1.34)%	(.79)%	(.85)%	(.92)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,758	$ 3,186	$ 2,763	$ 1,408	$ 482
Portfolio turnover rate	241%	334%	102%	133%	358%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 13.77	$ 15.07	$ 11.72	$ 11.40
Income from Investment Operations
Net investment income (loss) B	(.03)	.02	.02	.01	.03
Net realized and unrealized gain (loss)	(3.62)	(1.65)	.44	3.34	.68
Total from investment operations	(3.65)	(1.63)	.46	3.35	.71
Distributions from net investment income	-	(.02)	-	-	-
Distributions from net realized gain	-	(1.17)	(1.76)	-	(.28)
Distributions in excess of net realized gain	-	-	-	-	(.11)
Total distributions	-	(1.19)	(1.76)	-	(.39)
Net asset value, end of period	$ 7.30	$ 10.95	$ 13.77	$ 15.07	$ 11.72
Total Return A	(33.33)%	(13.09)%	2.68%	28.58%	6.63%
Ratios to Average Net Assets C
Expenses before expense reductions	1.39%	1.26%	1.21%	1.36%	1.63%
Expenses net of voluntary waivers, if any	1.05%	1.05%	1.05%	1.05%	1.50%
Expenses net of all reductions	.95%	1.00%	1.05%	1.03%	1.48%
Net investment income (loss)	(.34)%	.21%	.14%	.08%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300	$ 488	$ 615	$ 682	$ 1,057
Portfolio turnover rate	241%	334%	102%	133%	358%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 1,060,252
Unrealized depreciation	(2,606,762)
Net unrealized appreciation (depreciation)	(1,546,510)
Capital loss carryforward	(11,426,458)
Total Distributable earnings	$ (12,972,968)
Cost for federal income tax purposes	$ 23,268,360

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 11,352	$ 2	$ 901
Class T	.27%	.25%	64,103	220	2,305
Class B	.75%	.25%	96,084	72,155	-
Class C	.75%	.25%	25,197	5,783	-
			$ 196,736	$ 78,160	$ 3,206

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 14,983	$ 3,131
Class T	40,177	6,443
Class B*	35,974	35,974
Class C*	786	786
	$ 91,920	$ 46,334

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 23,852.57
Class T	82,057.67
Class B	49,324.52
Class C	12,254.49
Institutional Class	769.21
	$ 168,256

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,346 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 29,359
Class T	1.55%	98,712
Class B	2.05%	62,695
Class C	2.05%	15,740
Institutional Class	1.05%	1,278
		$ 207,784

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and

Annual Report

7. Expense Reductions - continued

Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 23,712
Class A	901	-
Class T	2,305	-
	$ 3,206	$ 23,712

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended November 30,
	2002	2001
From net investment income
Institutional Class	$ -	$ 893
From net realized gain
Class A	$ -	$ 415,845
Class T	-	1,560,786
Class B	-	1,218,668
Class C	-	223,359
Institutional Class	-	52,182
Total	$ -	$ 3,470,840
	$ -	$ 3,471,733

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	November 30, 2002	November 30, 2001	November 30, 2002	November 30, 2001
Class A
Shares sold	257,233	122,032	$ 2,498,674	$ 1,498,514
Reinvestment of distributions	-	27,785	-	355,371
Shares redeemed	(167,838)	(117,741)	(1,357,202)	(1,387,390)
Net increase (decrease)	89,395	32,076	$ 1,141,472	$ 466,495
Class T
Shares sold	331,611	372,860	$ 2,867,806	$ 4,476,778
Reinvestment of distributions	-	111,414	-	1,418,321
Shares redeemed	(582,013)	(389,379)	(5,039,215)	(4,590,211)
Net increase (decrease)	(250,402)	94,895	$ (2,171,409)	$ 1,304,888
Class B
Shares sold	148,404	222,173	$ 1,365,038	$ 2,643,128
Reinvestment of distributions	-	74,370	-	937,801
Shares redeemed	(336,665)	(293,112)	(2,978,021)	(3,337,683)
Net increase (decrease)	(188,261)	3,431	$ (1,612,983)	$ 243,246
Class C
Shares sold	86,773	159,236	$ 776,259	$ 1,881,294
Reinvestment of distributions	-	15,444	-	193,978
Shares redeemed	(135,822)	(81,292)	(1,181,244)	(949,987)
Net increase (decrease)	(49,049)	93,388	$ (404,985)	$ 1,125,285
Institutional Class
Shares sold	-	297	$ -	$ 4,116
Reinvestment of distributions	-	3,905	-	50,014
Shares redeemed	(3,510)	(4,325)	(38,392)	(51,934)
Net increase (decrease)	(3,510)	(123)	$ (38,392)	$ 2,196

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Strategic Growth Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Growth Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Growth Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Strategic Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Growth. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Bahaa W. Fam (45)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Growth. Mr. Fam is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fam served as a senior quantitative analyst and director of quantitative research for FMR.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Strategic Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Strategic Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1996 Assistant Treasurer of Advisor Strategic Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Strategic Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Strategic Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Strategic Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATQGI-ANN-0103 335493
1.539447.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity® Advisor

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on stock market strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Value Strategies Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A's 12b-1 fee may range over time between 0.25% and 0.35%, as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. Returns prior to September 3, 1996 are those of Class T and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Value Strategies - CL A	-11.46%	23.80%	150.58%
Fidelity Adv Value Strategies - CL A (incl. 5.75% sales charge)	-16.55%	16.68%	136.17%
Russell Midcap® Value	-3.61%	23.01%	201.66%
Mid-Cap Funds Average	-15.21%	12.74%	134.57%
Mid-Cap Value Funds Average	-5.69%	28.00%	177.37%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell Midcap® Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Value Strategies Fund - Class A

Performance - continued

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL A	-11.46%	4.36%	9.62%
Fidelity Adv Value Strategies - CL A (incl. 5.75% sales charge)	-16.55%	3.13%	8.97%
Russell Midcap Value	-3.61%	4.23%	11.67%
Mid-Cap Funds Average	-15.21%	1.92%	8.25%
Mid-Cap Value Funds Average	-5.69%	4.56%	10.14%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Value Strategies Fund - Class A on November 30, 1992, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell Midcap Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Value Strategies Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class T's 12b-1 fee may range over time between 0.50% and 0.60%, as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL T	-11.66%	23.00%	149.32%
Fidelity Adv Value Strategies - CL T (incl. 3.50% sales charge)	-14.75%	18.69%	140.60%
Russell Midcap Value	-3.61%	23.01%	201.66%
Mid-Cap Funds Average	-15.21%	12.74%	134.57%
Mid-Cap Value Funds Average	-5.69%	28.00%	177.37%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Value Strategies Fund - Class T

Performance - continued

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL T	-11.66%	4.23%	9.57%
Fidelity Adv Value Strategies - CL T (incl. 3.50% sales charge)	-14.75%	3.49%	9.18%
Russell Midcap Value	-3.61%	4.23%	11.67%
Mid-Cap Funds Average	-15.21%	1.92%	8.25%
Mid-Cap Value Funds Average	-5.69%	4.56%	10.14%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class T on November 30, 1992, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell Midcap Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Value Strategies Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns prior to June 30, 1994 are those of Class T, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL B	-12.16%	19.59%	138.48%
Fidelity Adv Value Strategies - CL B (incl. contingent deferred sales charge)	-16.54%	18.01%	138.48%
Russell Midcap Value	-3.61%	23.01%	201.66%
Mid-Cap Funds Average	-15.21%	12.74%	134.57%
Mid-Cap Value Funds Average	-5.69%	28.00%	177.37%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Value Strategies Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL B	-12.16%	3.64%	9.08%
Fidelity Adv Value Strategies - CL B (incl. contingent deferred sales charge)	-16.54%	3.37%	9.08%
Russell Midcap Value	-3.61%	4.23%	11.67%
Mid-Cap Funds Average	-15.21%	1.92%	8.25%
Mid-Cap Value Funds Average	-5.69%	4.56%	10.14%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class B on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell Midcap Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fidelity Advisor Value Strategies Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on August 16, 2001. Class C shares bear a 1.00% 12b-1 fee. Returns from June 30, 1994 through August 16, 2001 are those of Class B, and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to June 30, 1994 are those of Class T, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL C	-12.15%	19.70%	138.71%
Fidelity Adv Value Strategies - CL C (incl. contingent deferred sales charge)	-13.02%	19.70%	138.71%
Russell Midcap Value	-3.61%	23.01%	201.66%
Mid-Cap Funds Average	-15.21%	12.74%	134.57%
Mid-Cap Value Funds Average	-5.69%	28.00%	177.37%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Annual Report

Fidelity Advisor Value Strategies Fund - Class C

Performance - continued

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL C	-12.15%	3.66%	9.09%
Fidelity Adv Value Strategies - CL C (incl. contingent deferred sales charge)	-13.02%	3.66%	9.09%
Russell Midcap Value	-3.61%	4.23%	11.67%
Mid-Cap Funds Average	-15.21%	1.92%	8.25%
Mid-Cap Value Funds Average	-5.69%	4.56%	10.14%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class C on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell Midcap Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Value Strategies Fund

Q. How did the fund perform, Harris?

A. For the 12 months ending November 30, 2002, the fund's Class A, Class T, Class B and Class C shares were down 11.46%, 11.66%, 12.16% and 12.15%, respectively. In comparison, the Russell Midcap Value Index fell 3.61% and the mid-cap funds average tracked by Lipper Inc. dropped 15.21% for the same period.

Q. How would you characterize your investment approach during the past year?

A. The past year's equity market volatility afforded me the opportunity to purchase many higher-growth stocks that I'm typically unwilling to own because, historically, they've been too expensive. Amid periods of indiscriminate selling, the valuations of many economically sensitive stocks in the technology, financial and health care sectors fell to levels I hadn't seen in years, and I increased the fund's exposure to them. I was quite optimistic owning these new positions at what I felt were bargain-basement prices.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund underperform its index?

A. The stock market declined during the past 12 months in large part for two reasons. First, continued sluggish economic growth put severe pressure on corporate profit margins. Second, a number of corporate accounting scandals caused investors to lose confidence in the market, as many were only willing to pay for equities at significantly lower valuations. In this environment, my heavy weightings in growth-oriented sectors, such as technology and consumer discretionary, hurt the fund's performance. Investors generally fled to less-volatile equities, despite the positive fundamentals for many of the fund's tech and consumer holdings, which were growing faster and were considerably less expensive. It was also a bad year to own companies considered to be turnaround situations. Turnaround stocks have been a big part of the fund's success in the past, but the market and the economic environment during the period was particularly unforgiving of them. As such, I sold off our positions in two turnaround holdings, Kmart and Elan, but not before they held back the fund's performance. Elsewhere, despite the compelling valuations of tech stocks, I was a bit early in positioning the fund for a potential rebound in them, as the weak capital spending cycle continued.

Q. Can you elaborate on the areas of technology you found compelling?

A. I initiated or added to positions in the Internet applications and tool area (Yahoo!, TMP Worldwide, AOL Time Warner, i2 Technologies, Vignette), semiconductors and semiconductor capital equipment (Advanced Micro Devices, Atmel, Lam Research) and communications equipment (ADC Telecom, Terayon) because I felt these companies remained well positioned within their respective industries, and I felt several could benefit from an uptick in corporate technology spending. Primarily, though, the valuations of these stocks declined to new lows, and I couldn't pass up the opportunity to own them. In some cases, stocks were trading at a market capitalization that was at or below the amount of cash these companies had on their balance sheets. As a value investor, that is typically an ideal buying opportunity. However, because the equity market environment continued to erode after I bought these stocks, many of them continued to decline. Consequently, most of these holdings were among the fund's biggest detractors.

Q. What strategies worked out well?

A. The fund's emphasis on the video game industry continued to pay off. Video game manufacturer Take-Two Interactive Software, the fund's largest holding at the end of the period, appreciated more than 100% on strong demand for several of its new products. Elsewhere, my decision to increase the fund's weighting in insurance stocks that I felt had dropped to attractive valuations, including ACE, Travelers Property and Casualty, and Prudential Financial, was helpful. As a group, the fund's insurance holdings rose 17.5%, outperforming their insurance peers in the index by nearly 30 percentage points. Led by a 62% gain for Japanese automaker Nissan, our automotive holdings also made a big contribution to the fund's relative return.

Annual Report

Q. Can things improve in 2003?

A. The good news is that there haven't been any major new negative developments lately to create uncertainty in the markets. It also appears that Wall Street's expectations for a continued economic slowdown were overstated, as the economy appears to be digging itself out of a hole slowly. Additionally, a number of government economic stimulus packages appear closer to approval. It's still a challenging investment environment, but these factors suggest that 2003 could be a better year for equity investors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 13, 1983

Size: as of November 30, 2002, more than $1.1 billion

Manager: Harris Leviton, since 1996; joined Fidelity in 1986

3

Harris Leviton on the fund's positioning:

"As a fund manager, I'm constantly looking for opportunities to upgrade the portfolio with well-managed companies that have unique new product cycles and strong free cash flows. At the same time, being a value investor, I'm not going to overpay for the stocks of companies that meet these criteria. Given the equity market's volatility this past year, I pursued many new opportunities - particularly in the financial, consumer discretionary and technology sectors - but most had yet to help the fund's performance by the end of the period. My strategy was predicated on my expectation for a more positive equity environment and an improving economy, and I was encouraged by how the fund performed amid the equity market rally during the final two months of the period. During this time frame, the economically sensitive growth stocks I added to the fund contributed to a return of about 17%, while the Russell Midcap Value Index rose less than 7%. While these short-term results show promise, I believe the investing climate remains challenging. There is no clear industry or sector leading the market, and I believe the investors who outperform in 2003 are likely to be those who can identify the best individual performers within each sector."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	5.3	5.5
Tyco International Ltd.	5.1	2.5
WMS Industries, Inc.	3.7	2.6
ACE Ltd.	3.6	2.2
Jones Apparel Group, Inc.	3.6	2.9
Yahoo!, Inc.	3.1	1.8
Jack in the Box, Inc.	3.0	4.0
Navistar International Corp.	2.2	2.1
Advanced Micro Devices, Inc.	2.2	2.5
Wachovia Corp.	2.1	1.8
	33.9
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	35.6	34.9
Information Technology	29.2	27.2
Financials	16.0	12.0
Industrials	9.9	13.0
Health Care	3.0	7.3
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002**
	Stocks 97.1%		Stocks 97.0%
	Convertible Securities 3.0%		Convertible Securities 2.7%
Short-Term Investments and Net Other Assets*** (0.1)%			Short-Term Investments and Net Other Assets 0.3%
* Foreign investments *** Net Other Assets are not included in the pie chart.	11.6%	** Foreign investments	13.2%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 35.3%
Auto Components - 1.9%
Aftermarket Technology Corp. (a)	22,400	$ 294
American Axle & Manufacturing Holdings, Inc. (a)	590,000	14,148
ArvinMeritor, Inc.	123,500	2,034
Dura Automotive Systems, Inc. Class A (a)	206,000	1,992
Lear Corp. (a)	110,000	4,036
		22,504
Automobiles - 2.0%
Nissan Motor Co. Ltd.	3,000,000	23,893
Hotels, Restaurants & Leisure - 7.8%
Ameristar Casinos, Inc. (a)	200,000	2,850
Jack in the Box, Inc. (a)	1,737,700	34,963
Mikohn Gaming Corp. (a)	125,000	393
Park Place Entertainment Corp. (a)	1,180,000	9,770
WMS Industries, Inc. (a)(c)	2,471,300	43,371
		91,347
Household Durables - 10.3%
Bassett Furniture Industries, Inc.	74,300	1,004
Beazer Homes USA, Inc. (a)	364,663	23,255
Centex Corp.	100,000	5,033
D.R. Horton, Inc.	148,194	2,832
Lennar Corp.	324,700	17,216
M/I Schottenstein Homes, Inc.	443,200	12,941
Mohawk Industries, Inc. (a)	390,000	24,028
Nintendo Co. Ltd.	200,000	21,195
Whirlpool Corp.	230,000	12,369
		119,873
Leisure Equipment & Products - 1.4%
Midway Games, Inc. (a)	1,025,359	7,403
Oakley, Inc. (a)	367,800	4,984
Square Co. Ltd. (a)	300,000	4,353
		16,740
Media - 1.6%
AOL Time Warner, Inc. (a)	400,000	6,548
TMP Worldwide, Inc. (a)	800,000	11,656
		18,204
Multiline Retail - 0.1%
BJ's Wholesale Club, Inc. (a)	40,000	768
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 5.4%
American Eagle Outfitters, Inc. (a)	600,000	$ 11,472
bebe Stores, Inc. (a)	50,000	670
Best Buy Co., Inc. (a)	300,000	8,304
Big Dog Holdings, Inc. (a)(c)	1,024,100	3,779
Borders Group, Inc. (a)	1,340,000	24,522
Charlotte Russe Holding, Inc. (a)	97,500	1,295
Circuit City Stores, Inc. - Circuit City Group	1,000,000	9,680
Wet Seal, Inc. Class A (a)	250,000	2,885
		62,607
Textiles Apparel & Luxury Goods - 4.8%
Jones Apparel Group, Inc. (a)	1,142,900	42,059
Maxwell Shoe Co., Inc. Class A (a)(c)	1,319,400	14,619
		56,678
TOTAL CONSUMER DISCRETIONARY		412,614
CONSUMER STAPLES - 1.8%
Food & Drug Retailing - 1.4%
Safeway, Inc. (a)	690,000	16,408
Food Products - 0.4%
Sensient Technologies Corp.	40,000	983
Tyson Foods, Inc. Class A	298,200	3,519
		4,502
Personal Products - 0.0%
Natrol, Inc. (a)	70,400	98
TOTAL CONSUMER STAPLES		21,008
FINANCIALS - 16.0%
Banks - 5.7%
Bank of America Corp.	95,000	6,658
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	380,000	3,561
FleetBoston Financial Corp.	600,000	16,278
Sovereign Bancorp, Inc.	1,138,200	15,730
Wachovia Corp.	704,002	24,746
		66,973
Diversified Financials - 3.7%
CIT Group, Inc.	640,000	13,984
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
J.P. Morgan Chase & Co.	240,000	$ 6,041
Morgan Stanley	510,000	23,072
		43,097
Insurance - 6.6%
ACE Ltd.	1,250,000	42,625
Everest Re Group Ltd.	60,700	3,515
MetLife, Inc.	570,000	15,299
Safety Insurance Group, Inc.	200,000	2,570
Travelers Property Casualty Corp. Class A	840,000	13,398
		77,407
TOTAL FINANCIALS		187,477
HEALTH CARE - 2.5%
Biotechnology - 0.1%
Millennium Pharmaceuticals, Inc. (a)	100,000	1,001
Health Care Equipment & Supplies - 0.7%
Beckman Coulter, Inc.	60,000	1,774
Cygnus, Inc. (a)	1,855,850	1,856
I-Stat Corp. (a)	944,400	4,476
		8,106
Health Care Providers & Services - 0.5%
Eclipsys Corp. (a)	200,000	1,038
Laboratory Corp. of America Holdings (a)	20,000	480
Tenet Healthcare Corp. (a)	200,000	3,690
		5,208
Pharmaceuticals - 1.2%
Alpharma, Inc. Class A	800,000	10,760
King Pharmaceuticals, Inc. (a)	180,000	3,416
Twinlab Corp. (a)	512,300	128
		14,304
TOTAL HEALTH CARE		28,619
INDUSTRIALS - 9.8%
Airlines - 0.4%
Delta Air Lines, Inc.	380,000	5,130
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.8%
NCI Building Systems, Inc. (a)	51,800	$ 995
York International Corp.	342,100	8,580
		9,575
Commercial Services & Supplies - 0.8%
Labor Ready, Inc. (a)	247,000	1,761
Vedior NV (Certificaten Van Aandelen)	915,000	7,232
		8,993
Electrical Equipment - 0.2%
AstroPower, Inc. (a)	50,000	435
TB Wood's Corp.	261,300	1,968
		2,403
Industrial Conglomerates - 5.1%
Tyco International Ltd.	3,329,500	59,398
Machinery - 2.5%
Columbus McKinnon Corp. (a)	221,900	1,043
EnPro Industries, Inc. (a)	10,000	37
Milacron, Inc.	300,580	2,008
Navistar International Corp.	840,200	25,929
		29,017
TOTAL INDUSTRIALS		114,516
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 4.4%
ADC Telecommunications, Inc. (a)	3,967,400	8,609
Cable Design Technologies Corp. (a)	1,996,771	16,174
Enterasys Networks, Inc. (a)	1,471,700	2,428
NMS Communications Corp. (a)	1,329,421	2,685
Performance Technologies, Inc. (a)(c)	1,223,100	4,636
Telefonaktiebolaget LM Ericsson ADR (a)	180,000	1,769
Tellium, Inc. (a)	36,000	26
Terayon Communication Systems, Inc. (a)(c)	5,262,900	12,526
Turnstone Systems, Inc. (a)	974,600	2,807
		51,660
Electronic Equipment & Instruments - 1.5%
Avnet, Inc.	367,762	5,204
AVX Corp.	490,000	6,297
Pioneer Standard Electronics, Inc.	50,000	481
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	238,000	$ 2,035
Solectron Corp. (a)	800,000	3,696
		17,713
Internet Software & Services - 5.7%
Art Technology Group, Inc. (a)	1,550,000	2,695
iBasis, Inc. (a)	160,000	64
Interwoven, Inc. (a)	476,800	1,373
Primus Knowledge Solutions, Inc. (a)	668,500	314
Retek, Inc. (a)	800,000	3,544
Skillsoft PLC ADR	1,060,000	3,964
Vignette Corp. (a)	11,669,800	19,138
Yahoo!, Inc. (a)	1,946,800	35,568
		66,660
Semiconductor Equipment & Products - 7.6%
Advanced Micro Devices, Inc. (a)	2,990,000	25,415
Agere Systems, Inc. Class A (a)	1,118,800	1,544
Applied Micro Circuits Corp. (a)	400,000	1,824
Atmel Corp. (a)	1,413,400	4,961
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	1,932
Integrated Device Technology, Inc. (a)	100,000	1,075
LAM Research Corp. (a)	400,000	6,496
Micron Technology, Inc. (a)	400,000	6,324
NVIDIA Corp. (a)	508,652	8,713
PMC-Sierra, Inc. (a)	300,000	2,445
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,631,330	15,008
Teradyne, Inc. (a)	50,000	820
Transwitch Corp. (a)	1,688,400	1,925
United Microelectronics Corp. sponsored ADR (a)	2,151,140	9,766
		88,248
Software - 8.3%
Aspen Technology, Inc. (a)	676,100	2,366
Compuware Corp. (a)	972,700	5,311
i2 Technologies, Inc. (a)	1,450,000	2,567
Interplay Entertainment Corp. (a)(e)	1,350,770	155
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Legato Systems, Inc. (a)	3,391,700	18,319
Resonate, Inc. (a)	516,400	744
SonicWALL, Inc. (a)	200,000	808
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)(c)	2,069,600	$ 61,938
THQ, Inc. (a)	300,000	5,361
		97,569
TOTAL INFORMATION TECHNOLOGY		321,850
MATERIALS - 2.2%
Chemicals - 0.2%
Millennium Chemicals, Inc.	180,900	1,972
Construction Materials - 1.5%
Centex Construction Products, Inc.	182,500	6,586
Martin Marietta Materials, Inc.	120,000	3,782
Texas Industries, Inc.	310,600	7,672
		18,040
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	210,600	3,306
Metals & Mining - 0.2%
Steel Dynamics, Inc. (a)	189,900	2,697
TOTAL MATERIALS		26,015
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Covad Communications Group, Inc. (a)	1,155,010	1,548
ITXC Corp. (a)	120,000	347
Qwest Communications International, Inc. (a)	1,566,500	7,582
		9,477
UTILITIES - 1.2%
Electric Utilities - 1.2%
FirstEnergy Corp.	447,100	14,164
TOTAL COMMON STOCKS (Cost $1,220,075)		1,135,740
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Toys 'R' Us, Inc. $3.125	70,000	2,921
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e)	2,400	$ 2
UTILITIES - 0.4%
Electric Utilities - 0.4%
TXU Corp. $4.063 PRIDES	200,000	5,013
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,541)		7,936
Convertible Bonds - 2.3%
	Principal Amount (000s)
HEALTH CARE - 0.5%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	$ 3,000	1,969
Pharmaceuticals - 0.3%
Sepracor, Inc. 7% 12/15/05	5,000	4,069
TOTAL HEALTH CARE		6,038
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (d)	2,500	1,000
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 1.2%
Natural MicroSystems Corp. 5% 10/15/05	12,830	7,313
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	6,250
		13,563
Electronic Equipment & Instruments - 0.4%
Aspect Telecommunications Corp. 0% 8/10/18	5,560	2,071
Richardson Electronics Ltd.:
7.25% 12/15/06	404	310
8.25% 6/15/06	1,968	1,700
		4,081
Internet Software & Services - 0.0%
iBasis, Inc. 5.75% 3/15/05	2,000	460
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 0.1%
Integrated Process Equipment Corp. 6.25% 9/15/04	$ 1,510	$ 1,484
TOTAL INFORMATION TECHNOLOGY		19,588
TOTAL CONVERTIBLE BONDS (Cost $28,587)		26,626
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 1.47% (b)	3,082,069	3,082
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	85,003,100	85,003
TOTAL MONEY MARKET FUNDS (Cost $88,085)		88,085
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,350,288)		1,258,387
NET OTHER ASSETS - (7.6)%		(89,051)
NET ASSETS - 100%		$ 1,169,336
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,000,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 41
Interplay Entertainment Corp.	3/30/01	$ 2,111
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.4%
Japan	4.2%
Bermuda	3.9%
Taiwan	2.1%
Others (individually less than 1%)	1.4%
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $925,237,000 and $573,190,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $157,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $3,925,000. The weighted average interest rate was 1.53%.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $57,274,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $11,129,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $80,268) (cost $1,350,288) - See accompanying schedule		$ 1,258,387
Cash		50
Receivable for investments sold		2,300
Receivable for fund shares sold		1,614
Dividends receivable		1,069
Interest receivable		600
Other receivables		33
Total assets		1,264,053

Liabilities
Payable for investments purchased	$ 5,463
Payable for fund shares redeemed	3,147
Accrued management fee	529
Distribution fees payable	491
Other payables and accrued expenses	84
Collateral on securities loaned, at value	85,003
Total liabilities		94,717

Net Assets		$ 1,169,336
Net Assets consist of:
Paid in capital		$ 1,324,194
Undistributed net investment income		3,427
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(91,900)
Net Assets		$ 1,169,336

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($129,471 ÷ 5,956 shares)	$ 21.74

Maximum offering price per share (100/94.25 of $21.74)	$ 23.07
Class T: Net Asset Value and redemption price per share ($709,659 ÷ 31,850 shares)	$ 22.28

Maximum offering price per share (100/96.50 of $22.28)	$ 23.09
Class B: Net Asset Value and offering price per share ($195,895 ÷ 9,147 shares)A	$ 21.42

Initial Class: Net Asset Value, offering price and redemption price per share ($15,936 ÷ 694.4 shares)	$ 22.95

Class C: Net Asset Value and offering price per share ($52,903 ÷ 2,485 shares)A	$ 21.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,472 ÷ 2,928 shares)	$ 22.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 6,796
Interest		6,323
Security lending		1,393
Total income		14,512

Expenses
Management fee	$ 6,837
Transfer agent fees	3,414
Distribution fees	6,513
Accounting and security lending fees	309
Non-interested trustees' compensation	5
Custodian fees and expenses	59
Registration fees	165
Audit	32
Legal	8
Interest	1
Miscellaneous	132
Total expenses before reductions	17,475
Expense reductions	(802)	16,673
Net investment income (loss)		(2,161)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $12,205 on sales of investments in affiliated issuers)	(66,056)
Foreign currency transactions	27
Total net realized gain (loss)		(66,029)
Change in net unrealized appreciation (depreciation) on: Investment securities	(118,287)
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		(118,277)
Net gain (loss)		(184,306)
Net increase (decrease) in net assets resulting from operations		$ (186,467)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,161)	$ (4,876)
Net realized gain (loss)	(66,029)	15,183
Change in net unrealized appreciation (depreciation)	(118,277)	36,348
Net increase (decrease) in net assets resulting from operations	(186,467)	46,655
Distributions to shareholders from net investment income	-	(30)
Distributions to shareholders from net realized gain	(6,543)	(27,305)
Total distributions	(6,543)	(27,335)
Share transactions - net increase (decrease)	346,876	458,052
Total increase (decrease) in net assets	153,866	477,372

Net Assets
Beginning of period	1,015,470	538,098
End of period (including undistributed net investment income of $3,427)	$ 1,169,336	$ 1,015,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51
Income from Investment Operations
Net investment income (loss) C	.02E	(.10)	(.06)	(.10)	(.14)
Net realized and unrealized gain (loss)	(2.82)E	2.75	2.46	4.15	(1.09)
Total from investment operations	(2.80)	2.65	2.40	4.05	(1.23)
Distributions from net realized gain	(.23)	(1.30)	(5.74)	(1.18)	(2.39)
Net asset value, end of period	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89
Total Return A,B	(11.46)%	11.90%	11.18%	17.62%	(4.45)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.24%	1.17%	1.01%	1.10%	1.26%
Expenses net of voluntary waivers, if any	1.24%	1.17%	1.01%	1.10%	1.24%
Expenses net of all reductions	1.17%	1.16%	1.00%	1.08%	1.23%
Net investment income (loss)	.07%E	(.39)%	(.26)%	(.40)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 129	$ 89	$ 20	$ 8	$ 5
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (.22)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78
Income from Investment Operations
Net investment income (loss) C	(.03)E	(.15)	(.10)	(.12)	(.13)
Net realized and unrealized gain (loss)	(2.90)E	2.81	2.52	4.20	(1.10)
Total from investment operations	(2.93)	2.66	2.42	4.08	(1.23)
Distributions from net realized gain	(.15)	(1.21)	(5.64)	(1.18)	(2.32)
Net asset value, end of period	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23
Total Return A,B	(11.66)%	11.65%	11.03%	17.49%	(4.40)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of voluntary waivers, if any	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of all reductions	1.35%	1.34%	1.14%	1.16%	1.15%
Net investment income (loss)	(.12)%E	(.58)%	(.40)%	(.48)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 710	$ 667	$ 403	$ 393	$ 444
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (.41)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23
Income from Investment Operations
Net investment income (loss) C	(.16)E	(.28)	(.22)	(.26)	(.27)
Net realized and unrealized gain (loss)	(2.80)E	2.71	2.44	4.11	(1.07)
Total from investment operations	(2.96)	2.43	2.22	3.85	(1.34)
Distributions from net realized gain	(.07)	(1.06)	(5.50)	(1.18)	(2.20)
Net asset value, end of period	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69
Total Return A,B	(12.16)%	10.97%	10.42%	16.89%	(4.94)%
Ratios to Average Net Assets D
Expenses before expense reductions	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of voluntary waivers, if any	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of all reductions	1.97%	1.92%	1.69%	1.70%	1.70%
Net investment income (loss)	(.73)%E	(1.16)%	(.95)%	(1.02)%	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 196	$ 172	$ 87	$ 92	$ 101
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (1.02)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.15)H	(.07)
Net realized and unrealized gain (loss)	(2.78)H	(1.91)
Total from investment operations	(2.93)	(1.98)
Distributions from net realized gain	(.25)	-
Net asset value, end of period	$ 21.29	$ 24.47
Total Return B,C,D	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.01%	1.87% A
Expenses net of voluntary waivers, if any	2.01%	1.87% A
Expenses net of all reductions	1.94%	1.86% A
Net investment income (loss)	(.71)%H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 21
Portfolio turnover rate	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (1.00)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19
Income from Investment Operations
Net investment income (loss) C	.12E	-	.04	.02	(.02)
Net realized and unrealized gain (loss)	(2.96)E	2.86	2.56	4.29	(1.12)
Total from investment operations	(2.84)	2.86	2.60	4.31	(1.14)
Distributions from net investment income	-	(.02)	-	-	-
Distributions from net realized gain	(.26)	(1.32)	(5.81)	(1.18)	(2.44)
Total distributions	(.26)	(1.34)	(5.81)	(1.18)	(2.44)
Net asset value, end of period	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61
Total Return A,B	(11.06)%	12.26%	11.62%	18.18%	(3.98)%
Ratios to Average Net Assets D
Expenses before expense reductions	.80%	.79%	.59%	.63%	.70%
Expenses net of voluntary waivers, if any	.80%	.79%	.59%	.63%	.70%
Expenses net of all reductions	.73%	.77%	.58%	.61%	.69%
Net investment income (loss)	.50%E	(.01)%	.16%	.06%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 19	$ 19	$ 19	$ 18
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been .21%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63
Income from Investment Operations
Net investment income (loss) B	.10D	(.02)	.03	.01	(.05)
Net realized and unrealized gain (loss)	(2.89)D	2.83	2.51	4.21	(1.10)
Total from investment operations	(2.79)	2.81	2.54	4.22	(1.15)
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	(.27)	(1.32)	(5.79)	(1.18)	(2.31)
Total distributions	(.27)	(1.35)	(5.79)	(1.18)	(2.31)
Net asset value, end of period	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17
Total Return A	(11.15)%	12.35%	11.61%	18.14%	(4.12)%
Ratios to Average Net Assets C
Expenses before expense reductions	.87%	.84%	.63%	.65%	.85%
Expenses net of voluntary waivers, if any	.87%	.84%	.63%	.65%	.85%
Expenses net of all reductions	.80%	.83%	.62%	.63%	.84%
Net investment income (loss)	.44%D	(.06)%	.12%	.05%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 47	$ 11	$ 4	$ 5
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been .14%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 222,447
Unrealized depreciation	(308,901)
Net unrealized appreciation (depreciation)	(86,454)
Capital loss carryforward	(57,274)
Total Distributable earnings	$ (143,728)
Cost for federal income tax purposes	$ 1,344,841

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 6,543

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,355 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $3,427 and decrease net unrealized appreciation/ depreciation by $3,427. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 316	$ 2	$ 21
Class T	.27%	.25%	3,804	36	123
Class B	.75%	.25%	1,987	1,490	-
Class C	.75%	.25%	406	244	-
			$ 6,513	$ 1,772	$ 144

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 504	$ 204
Class T	511	155
Class B*	707	707
Class C*	16	16
	$ 1,738	$ 1,082

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Initial Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholders reports, except proxy statements. For the period, the following amounts were paid to FIIOC and FSC:

	Amount	% of Average Net Assets
Class A	$ 385.33
Class T	1,925.26
Class B	779.39
Class C	152.37
Initial Class	28.16
Institutional Class	145.22
	$ 3,414

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $207 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 658
Class A	21	-
Class T	123	-
	$ 144	$ 658

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Initial Class	$ -	$ 15
Institutional Class	-	15
Total	$ -	$ 30
From net realized gain
Class A	$ 919	$ 1,182
Class T	4,131	20,499
Class B	515	3,945
Initial Class	190	1,001
Class C	260	-
Institutional Class	528	678
Total	$ 6,543	$ 27,305

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30, 2002	Year ended November 30, 2001	Year ended November 30, 2002	Year ended November 30, 2001
Class A
Shares sold	4,348	3,246	$ 102,986	$ 80,826
Reinvestment of distributions	33	49	855	1,109
Shares redeemed	(2,027)	(529)	(44,672)	(12,734)
Net increase (decrease)	2,354	2,766	$ 59,169	$ 69,201
Class T
Shares sold	16,787	15,516	$ 412,757	$ 401,376
Reinvestment of distributions	140	779	3,778	17,991
Shares redeemed	(11,400)	(6,813)	(256,350)	(169,270)
Net increase (decrease)	5,527	9,482	$ 160,185	$ 250,097
Class B
Shares sold	5,798	5,492	$ 139,010	$ 136,470
Reinvestment of distributions	17	163	465	3,640
Shares redeemed	(3,694)	(2,391)	(80,435)	(57,196)
Net increase (decrease)	2,121	3,264	$ 59,040	$ 82,914
Class C
Shares sold	2,839	921	$ 66,536	$ 21,629
Reinvestment of distributions	10	-	246	-
Shares redeemed	(1,230)	(55)	(27,408)	(1,271)
Net increase (decrease)	1,619	866	$ 39,374	$ 20,358
Initial Class
Shares sold	9	9	$ 234	$ 236
Reinvestment of distributions	6	38	167	892
Shares redeemed	(52)	(72)	(1,203)	(1,979)
Net increase (decrease)	(37)	(25)	$ (802)	$ (851)
Institutional Class
Shares sold	2,411	2,643	$ 59,781	$ 68,666
Reinvestment of distributions	16	29	417	662
Shares redeemed	(1,338)	(1,271)	(30,288)	(32,995)
Net increase (decrease)	1,089	1,401	$ 29,910	$ 36,333

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Big Dog Holdings, Inc.	$ -	$ 68	$ -	$ 3,779
Clarent Corp.	-	588	-	-
Cygnus, Inc.	-	-	-	-
Maxwell Shoe, Inc. Class A	-	-	-	14,619
Morton's Restaurant Group, Inc.	-	6,173	-	-
Performance Technologies, Inc.	84	-	-	4,636
Take-Two Interactive Software, Inc.	19,467	26,129	-	61,938
Terayon Communication Systems, Inc.	3,588	120	-	12,526
WMS Industries, Inc.	9,224	6,527	-	43,371
TOTALS	$ 32,363	$ 39,605	$ -	$ 140,869

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Value Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Strategies Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Value Strategies Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Value Strategies (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), and a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Value Strategies. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Harris Leviton (41)

Year of Election or Appointment: 1996

Vice President of Advisor Value Strategies. Mr. Leviton is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Leviton managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Value Strategies. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Value Strategies. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Value Strategies. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Value Strategies. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Value Strategies. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Value Strategies. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Value Strategies. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Class A designates 45%; Class T designates 91% and Class C designates 38% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Annual Report

SO-ANN-0103 335742
1.539180.105

(Fidelity Investment logo)(registered trademark)

(fidelity_logo) (Registered Trademark)

Fidelity

Value Strategies Fund

(Initial Class of Fidelity® Advisor
Value Strategies Fund)

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on stock market strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Value Strategies Fund - Initial Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Total returns do not include the effect of the 3.50% sales load which was eliminated as of September 30, 1998. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Value Strategies - Initial CL	-11.06%	26.45%	163.86%
Russell Midcap® Value	-3.61%	23.01%	201.66%
Mid-Cap Funds Average	-15.21%	12.74%	134.57%
Mid-Cap Value Funds Average	-5.69%	28.00%	177.37%

Cumulative total returns show Initial Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to those of the Russell Midcap® Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. You can also compare Initial Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Value Strategies - Initial CL	-11.06%	4.81%	10.19%
Russell Midcap Value	-3.61%	4.23%	11.67%
Mid-Cap Funds Average	-15.21%	1.92%	8.25%
Mid-Cap Value Funds Average	-5.69%	4.56%	10.14%

Average annual total returns take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

Annual Report

Fidelity Value Strategies Fund - Initial Class
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Value Strategies Fund - Initial Class on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell Midcap Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Value Strategies Fund

Q. How did the fund perform, Harris?

A. For the 12 months ending November 30, 2002, the fund's Initial Class shares were down 11.06%. In comparison, the Russell Midcap Value Index fell 3.61% and the mid-cap funds average tracked by Lipper Inc. declined 15.21% for the same period.

Q. How would you characterize your investment approach during the past year?

A. The past year's equity market volatility afforded me the opportunity to purchase many higher-growth stocks that I'm typically unwilling to own because, historically, they've been too expensive. Amid periods of indiscriminate selling, the valuations of many economically sensitive stocks in the technology, financial and health care sectors fell to levels I hadn't seen in years, and I increased the fund's exposure to them. I was quite optimistic owning these new positions at what I felt were bargain-basement prices.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund underperform its index?

A. The stock market declined during the past 12 months in large part for two reasons. First, continued sluggish economic growth put severe pressure on corporate profit margins. Second, a number of corporate accounting scandals caused investors to lose confidence in the market, as many were only willing to pay for equities at significantly lower valuations. In this environment, my heavy weightings in growth-oriented sectors, such as technology and consumer discretionary, hurt the fund's performance. Investors generally fled to less-volatile equities, despite the positive fundamentals for many of the fund's tech and consumer holdings, which were growing faster and were considerably less expensive. It was also a bad year to own companies considered to be turnaround situations. Turnaround stocks have been a big part of the fund's success in the past, but the market and the economic environment during the period was particularly unforgiving of them. As such, I sold off our positions in two turnaround holdings, Kmart and Elan, but not before they held back the fund's performance. Elsewhere, despite the compelling valuations of tech stocks, I was a bit early in positioning the fund for a potential rebound in them, as the weak capital spending cycle continued.

Q. Can you elaborate on the areas of technology you found compelling?

A. I initiated or added to positions in the Internet applications and tool area (Yahoo!, TMP Worldwide, AOL Time Warner, i2 Technologies, Vignette), semiconductors and semiconductor capital equipment (Advanced Micro Devices, Atmel, Lam Research) and communications equipment (ADC Telecom, Terayon) because I felt these companies remained well positioned within their respective industries, and I felt several could benefit from an uptick in corporate technology spending. Primarily, though, the valuations of these stocks declined to new lows, and I couldn't pass up the opportunity to own them. In some cases, stocks were trading at a market capitalization that was at or below the amount of cash these companies had on their balance sheets. As a value investor, that is typically an ideal buying opportunity. However, because the equity market environment continued to erode after I bought these stocks, many of them continued to decline. Consequently, most of these holdings were among the fund's biggest detractors.

Q. What strategies worked out well?

A. The fund's emphasis on the video game industry continued to pay off. Video game manufacturer Take-Two Interactive Software, the fund's largest holding at the end of the period, appreciated more than 100% on strong demand for several of its new products. Elsewhere, my decision to increase the fund's weighting in insurance stocks that I felt had dropped to attractive valuations, including ACE, Travelers Property and Casualty, and Prudential Financial, was helpful. As a group, the fund's insurance holdings rose 17.5%, outperforming their insurance peers in the index by nearly 30 percentage points. Led by a 62% gain for Japanese automaker Nissan, our automotive holdings also made a big contribution to the fund's relative return.

Annual Report

Q. Can things improve in 2003?

A. The good news is that there haven't been any major new negative developments lately to create uncertainty in the markets. It also appears that Wall Street's expectations for a continued economic slowdown were overstated, as the economy appears to be digging itself out of a hole slowly. Additionally, a number of government economic stimulus packages appear closer to approval. It's still a challenging investment environment, but these factors suggest that 2003 could be a better year for equity investors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 13, 1983

Size: as of November 30, 2002, more than $1.1 billion

Manager: Harris Leviton, since 1996; joined Fidelity in 1986

3

Harris Leviton on the fund's positioning:

"As a fund manager, I'm constantly looking for opportunities to upgrade the portfolio with well-managed companies that have unique new product cycles and strong free cash flows. At the same time, being a value investor, I'm not going to overpay for the stocks of companies that meet these criteria. Given the equity market's volatility this past year, I pursued many new opportunities - particularly in the financial, consumer discretionary and technology sectors - but most had yet to help the fund's performance by the end of the period. My strategy was predicated on my expectation for a more positive equity environment and an improving economy, and I was encouraged by how the fund performed amid the equity market rally during the final two months of the period. During this time frame, the economically sensitive growth stocks I added to the fund contributed to a return of about 17%, while the Russell Midcap Value Index rose less than 7%. While these short-term results show promise, I believe the investing climate remains challenging. There is no clear industry or sector leading the market, and I believe the investors who outperform in 2003 are likely to be those who can identify the best individual performers within each sector."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	5.3	5.5
Tyco International Ltd.	5.1	2.5
WMS Industries, Inc.	3.7	2.6
ACE Ltd.	3.6	2.2
Jones Apparel Group, Inc.	3.6	2.9
Yahoo!, Inc.	3.1	1.8
Jack in the Box, Inc.	3.0	4.0
Navistar International Corp.	2.2	2.1
Advanced Micro Devices, Inc.	2.2	2.5
Wachovia Corp.	2.1	1.8
	33.9
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	35.6	34.9
Information Technology	29.2	27.2
Financials	16.0	12.0
Industrials	9.9	13.0
Health Care	3.0	7.3
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002**
	Stocks 97.1%		Stocks 97.0%
	Convertible Securities 3.0%		Convertible Securities 2.7%
Short-Term Investments and Net Other Assets*** (0.1)%			Short-Term Investments and Net Other Assets 0.3%
* Foreign investments *** Net Other Assets are not included in the pie chart.	11.6%	** Foreign investments	13.2%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 35.3%
Auto Components - 1.9%
Aftermarket Technology Corp. (a)	22,400	$ 294
American Axle & Manufacturing Holdings, Inc. (a)	590,000	14,148
ArvinMeritor, Inc.	123,500	2,034
Dura Automotive Systems, Inc. Class A (a)	206,000	1,992
Lear Corp. (a)	110,000	4,036
		22,504
Automobiles - 2.0%
Nissan Motor Co. Ltd.	3,000,000	23,893
Hotels, Restaurants & Leisure - 7.8%
Ameristar Casinos, Inc. (a)	200,000	2,850
Jack in the Box, Inc. (a)	1,737,700	34,963
Mikohn Gaming Corp. (a)	125,000	393
Park Place Entertainment Corp. (a)	1,180,000	9,770
WMS Industries, Inc. (a)(c)	2,471,300	43,371
		91,347
Household Durables - 10.3%
Bassett Furniture Industries, Inc.	74,300	1,004
Beazer Homes USA, Inc. (a)	364,663	23,255
Centex Corp.	100,000	5,033
D.R. Horton, Inc.	148,194	2,832
Lennar Corp.	324,700	17,216
M/I Schottenstein Homes, Inc.	443,200	12,941
Mohawk Industries, Inc. (a)	390,000	24,028
Nintendo Co. Ltd.	200,000	21,195
Whirlpool Corp.	230,000	12,369
		119,873
Leisure Equipment & Products - 1.4%
Midway Games, Inc. (a)	1,025,359	7,403
Oakley, Inc. (a)	367,800	4,984
Square Co. Ltd. (a)	300,000	4,353
		16,740
Media - 1.6%
AOL Time Warner, Inc. (a)	400,000	6,548
TMP Worldwide, Inc. (a)	800,000	11,656
		18,204
Multiline Retail - 0.1%
BJ's Wholesale Club, Inc. (a)	40,000	768
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 5.4%
American Eagle Outfitters, Inc. (a)	600,000	$ 11,472
bebe Stores, Inc. (a)	50,000	670
Best Buy Co., Inc. (a)	300,000	8,304
Big Dog Holdings, Inc. (a)(c)	1,024,100	3,779
Borders Group, Inc. (a)	1,340,000	24,522
Charlotte Russe Holding, Inc. (a)	97,500	1,295
Circuit City Stores, Inc. - Circuit City Group	1,000,000	9,680
Wet Seal, Inc. Class A (a)	250,000	2,885
		62,607
Textiles Apparel & Luxury Goods - 4.8%
Jones Apparel Group, Inc. (a)	1,142,900	42,059
Maxwell Shoe Co., Inc. Class A (a)(c)	1,319,400	14,619
		56,678
TOTAL CONSUMER DISCRETIONARY		412,614
CONSUMER STAPLES - 1.8%
Food & Drug Retailing - 1.4%
Safeway, Inc. (a)	690,000	16,408
Food Products - 0.4%
Sensient Technologies Corp.	40,000	983
Tyson Foods, Inc. Class A	298,200	3,519
		4,502
Personal Products - 0.0%
Natrol, Inc. (a)	70,400	98
TOTAL CONSUMER STAPLES		21,008
FINANCIALS - 16.0%
Banks - 5.7%
Bank of America Corp.	95,000	6,658
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	380,000	3,561
FleetBoston Financial Corp.	600,000	16,278
Sovereign Bancorp, Inc.	1,138,200	15,730
Wachovia Corp.	704,002	24,746
		66,973
Diversified Financials - 3.7%
CIT Group, Inc.	640,000	13,984
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
J.P. Morgan Chase & Co.	240,000	$ 6,041
Morgan Stanley	510,000	23,072
		43,097
Insurance - 6.6%
ACE Ltd.	1,250,000	42,625
Everest Re Group Ltd.	60,700	3,515
MetLife, Inc.	570,000	15,299
Safety Insurance Group, Inc.	200,000	2,570
Travelers Property Casualty Corp. Class A	840,000	13,398
		77,407
TOTAL FINANCIALS		187,477
HEALTH CARE - 2.5%
Biotechnology - 0.1%
Millennium Pharmaceuticals, Inc. (a)	100,000	1,001
Health Care Equipment & Supplies - 0.7%
Beckman Coulter, Inc.	60,000	1,774
Cygnus, Inc. (a)	1,855,850	1,856
I-Stat Corp. (a)	944,400	4,476
		8,106
Health Care Providers & Services - 0.5%
Eclipsys Corp. (a)	200,000	1,038
Laboratory Corp. of America Holdings (a)	20,000	480
Tenet Healthcare Corp. (a)	200,000	3,690
		5,208
Pharmaceuticals - 1.2%
Alpharma, Inc. Class A	800,000	10,760
King Pharmaceuticals, Inc. (a)	180,000	3,416
Twinlab Corp. (a)	512,300	128
		14,304
TOTAL HEALTH CARE		28,619
INDUSTRIALS - 9.8%
Airlines - 0.4%
Delta Air Lines, Inc.	380,000	5,130
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.8%
NCI Building Systems, Inc. (a)	51,800	$ 995
York International Corp.	342,100	8,580
		9,575
Commercial Services & Supplies - 0.8%
Labor Ready, Inc. (a)	247,000	1,761
Vedior NV (Certificaten Van Aandelen)	915,000	7,232
		8,993
Electrical Equipment - 0.2%
AstroPower, Inc. (a)	50,000	435
TB Wood's Corp.	261,300	1,968
		2,403
Industrial Conglomerates - 5.1%
Tyco International Ltd.	3,329,500	59,398
Machinery - 2.5%
Columbus McKinnon Corp. (a)	221,900	1,043
EnPro Industries, Inc. (a)	10,000	37
Milacron, Inc.	300,580	2,008
Navistar International Corp.	840,200	25,929
		29,017
TOTAL INDUSTRIALS		114,516
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 4.4%
ADC Telecommunications, Inc. (a)	3,967,400	8,609
Cable Design Technologies Corp. (a)	1,996,771	16,174
Enterasys Networks, Inc. (a)	1,471,700	2,428
NMS Communications Corp. (a)	1,329,421	2,685
Performance Technologies, Inc. (a)(c)	1,223,100	4,636
Telefonaktiebolaget LM Ericsson ADR (a)	180,000	1,769
Tellium, Inc. (a)	36,000	26
Terayon Communication Systems, Inc. (a)(c)	5,262,900	12,526
Turnstone Systems, Inc. (a)	974,600	2,807
		51,660
Electronic Equipment & Instruments - 1.5%
Avnet, Inc.	367,762	5,204
AVX Corp.	490,000	6,297
Pioneer Standard Electronics, Inc.	50,000	481
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	238,000	$ 2,035
Solectron Corp. (a)	800,000	3,696
		17,713
Internet Software & Services - 5.7%
Art Technology Group, Inc. (a)	1,550,000	2,695
iBasis, Inc. (a)	160,000	64
Interwoven, Inc. (a)	476,800	1,373
Primus Knowledge Solutions, Inc. (a)	668,500	314
Retek, Inc. (a)	800,000	3,544
Skillsoft PLC ADR	1,060,000	3,964
Vignette Corp. (a)	11,669,800	19,138
Yahoo!, Inc. (a)	1,946,800	35,568
		66,660
Semiconductor Equipment & Products - 7.6%
Advanced Micro Devices, Inc. (a)	2,990,000	25,415
Agere Systems, Inc. Class A (a)	1,118,800	1,544
Applied Micro Circuits Corp. (a)	400,000	1,824
Atmel Corp. (a)	1,413,400	4,961
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	1,932
Integrated Device Technology, Inc. (a)	100,000	1,075
LAM Research Corp. (a)	400,000	6,496
Micron Technology, Inc. (a)	400,000	6,324
NVIDIA Corp. (a)	508,652	8,713
PMC-Sierra, Inc. (a)	300,000	2,445
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,631,330	15,008
Teradyne, Inc. (a)	50,000	820
Transwitch Corp. (a)	1,688,400	1,925
United Microelectronics Corp. sponsored ADR (a)	2,151,140	9,766
		88,248
Software - 8.3%
Aspen Technology, Inc. (a)	676,100	2,366
Compuware Corp. (a)	972,700	5,311
i2 Technologies, Inc. (a)	1,450,000	2,567
Interplay Entertainment Corp. (a)(e)	1,350,770	155
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Legato Systems, Inc. (a)	3,391,700	18,319
Resonate, Inc. (a)	516,400	744
SonicWALL, Inc. (a)	200,000	808
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)(c)	2,069,600	$ 61,938
THQ, Inc. (a)	300,000	5,361
		97,569
TOTAL INFORMATION TECHNOLOGY		321,850
MATERIALS - 2.2%
Chemicals - 0.2%
Millennium Chemicals, Inc.	180,900	1,972
Construction Materials - 1.5%
Centex Construction Products, Inc.	182,500	6,586
Martin Marietta Materials, Inc.	120,000	3,782
Texas Industries, Inc.	310,600	7,672
		18,040
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	210,600	3,306
Metals & Mining - 0.2%
Steel Dynamics, Inc. (a)	189,900	2,697
TOTAL MATERIALS		26,015
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Covad Communications Group, Inc. (a)	1,155,010	1,548
ITXC Corp. (a)	120,000	347
Qwest Communications International, Inc. (a)	1,566,500	7,582
		9,477
UTILITIES - 1.2%
Electric Utilities - 1.2%
FirstEnergy Corp.	447,100	14,164
TOTAL COMMON STOCKS (Cost $1,220,075)		1,135,740
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Toys 'R' Us, Inc. $3.125	70,000	2,921
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e)	2,400	$ 2
UTILITIES - 0.4%
Electric Utilities - 0.4%
TXU Corp. $4.063 PRIDES	200,000	5,013
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,541)		7,936
Convertible Bonds - 2.3%
	Principal Amount (000s)
HEALTH CARE - 0.5%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	$ 3,000	1,969
Pharmaceuticals - 0.3%
Sepracor, Inc. 7% 12/15/05	5,000	4,069
TOTAL HEALTH CARE		6,038
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (d)	2,500	1,000
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 1.2%
Natural MicroSystems Corp. 5% 10/15/05	12,830	7,313
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	6,250
		13,563
Electronic Equipment & Instruments - 0.4%
Aspect Telecommunications Corp. 0% 8/10/18	5,560	2,071
Richardson Electronics Ltd.:
7.25% 12/15/06	404	310
8.25% 6/15/06	1,968	1,700
		4,081
Internet Software & Services - 0.0%
iBasis, Inc. 5.75% 3/15/05	2,000	460
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 0.1%
Integrated Process Equipment Corp. 6.25% 9/15/04	$ 1,510	$ 1,484
TOTAL INFORMATION TECHNOLOGY		19,588
TOTAL CONVERTIBLE BONDS (Cost $28,587)		26,626
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 1.47% (b)	3,082,069	3,082
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	85,003,100	85,003
TOTAL MONEY MARKET FUNDS (Cost $88,085)		88,085
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,350,288)		1,258,387
NET OTHER ASSETS - (7.6)%		(89,051)
NET ASSETS - 100%		$ 1,169,336
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,000,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 41
Interplay Entertainment Corp.	3/30/01	$ 2,111
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.4%
Japan	4.2%
Bermuda	3.9%
Taiwan	2.1%
Others (individually less than 1%)	1.4%
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $925,237,000 and $573,190,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $157,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $3,925,000. The weighted average interest rate was 1.53%.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $57,274,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $11,129,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $80,268) (cost $1,350,288) - See accompanying schedule		$ 1,258,387
Cash		50
Receivable for investments sold		2,300
Receivable for fund shares sold		1,614
Dividends receivable		1,069
Interest receivable		600
Other receivables		33
Total assets		1,264,053

Liabilities
Payable for investments purchased	$ 5,463
Payable for fund shares redeemed	3,147
Accrued management fee	529
Distribution fees payable	491
Other payables and accrued expenses	84
Collateral on securities loaned, at value	85,003
Total liabilities		94,717

Net Assets		$ 1,169,336
Net Assets consist of:
Paid in capital		$ 1,324,194
Undistributed net investment income		3,427
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(91,900)
Net Assets		$ 1,169,336

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($129,471 ÷ 5,956 shares)	$ 21.74

Maximum offering price per share (100/94.25 of $21.74)	$ 23.07
Class T: Net Asset Value and redemption price per share ($709,659 ÷ 31,850 shares)	$ 22.28

Maximum offering price per share (100/96.50 of $22.28)	$ 23.09
Class B: Net Asset Value and offering price per share ($195,895 ÷ 9,147 shares)A	$ 21.42

Initial Class: Net Asset Value, offering price and redemption price per share ($15,936 ÷ 694.4 shares)	$ 22.95

Class C: Net Asset Value and offering price per share ($52,903 ÷ 2,485 shares)A	$ 21.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,472 ÷ 2,928 shares)	$ 22.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 6,796
Interest		6,323
Security lending		1,393
Total income		14,512

Expenses
Management fee	$ 6,837
Transfer agent fees	3,414
Distribution fees	6,513
Accounting and security lending fees	309
Non-interested trustees' compensation	5
Custodian fees and expenses	59
Registration fees	165
Audit	32
Legal	8
Interest	1
Miscellaneous	132
Total expenses before reductions	17,475
Expense reductions	(802)	16,673
Net investment income (loss)		(2,161)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $12,205 on sales of investments in affiliated issuers)	(66,056)
Foreign currency transactions	27
Total net realized gain (loss)		(66,029)
Change in net unrealized appreciation (depreciation) on: Investment securities	(118,287)
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		(118,277)
Net gain (loss)		(184,306)
Net increase (decrease) in net assets resulting from operations		$ (186,467)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,161)	$ (4,876)
Net realized gain (loss)	(66,029)	15,183
Change in net unrealized appreciation (depreciation)	(118,277)	36,348
Net increase (decrease) in net assets resulting from operations	(186,467)	46,655
Distributions to shareholders from net investment income	-	(30)
Distributions to shareholders from net realized gain	(6,543)	(27,305)
Total distributions	(6,543)	(27,335)
Share transactions - net increase (decrease)	346,876	458,052
Total increase (decrease) in net assets	153,866	477,372

Net Assets
Beginning of period	1,015,470	538,098
End of period (including undistributed net investment income of $3,427)	$ 1,169,336	$ 1,015,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51
Income from Investment Operations
Net investment income (loss) C	.02E	(.10)	(.06)	(.10)	(.14)
Net realized and unrealized gain (loss)	(2.82)E	2.75	2.46	4.15	(1.09)
Total from investment operations	(2.80)	2.65	2.40	4.05	(1.23)
Distributions from net realized gain	(.23)	(1.30)	(5.74)	(1.18)	(2.39)
Net asset value, end of period	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89
Total Return A,B	(11.46)%	11.90%	11.18%	17.62%	(4.45)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.24%	1.17%	1.01%	1.10%	1.26%
Expenses net of voluntary waivers, if any	1.24%	1.17%	1.01%	1.10%	1.24%
Expenses net of all reductions	1.17%	1.16%	1.00%	1.08%	1.23%
Net investment income (loss)	.07%E	(.39)%	(.26)%	(.40)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 129	$ 89	$ 20	$ 8	$ 5
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (.22)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78
Income from Investment Operations
Net investment income (loss) C	(.03)E	(.15)	(.10)	(.12)	(.13)
Net realized and unrealized gain (loss)	(2.90)E	2.81	2.52	4.20	(1.10)
Total from investment operations	(2.93)	2.66	2.42	4.08	(1.23)
Distributions from net realized gain	(.15)	(1.21)	(5.64)	(1.18)	(2.32)
Net asset value, end of period	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23
Total Return A,B	(11.66)%	11.65%	11.03%	17.49%	(4.40)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of voluntary waivers, if any	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of all reductions	1.35%	1.34%	1.14%	1.16%	1.15%
Net investment income (loss)	(.12)%E	(.58)%	(.40)%	(.48)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 710	$ 667	$ 403	$ 393	$ 444
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (.41)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23
Income from Investment Operations
Net investment income (loss) C	(.16)E	(.28)	(.22)	(.26)	(.27)
Net realized and unrealized gain (loss)	(2.80)E	2.71	2.44	4.11	(1.07)
Total from investment operations	(2.96)	2.43	2.22	3.85	(1.34)
Distributions from net realized gain	(.07)	(1.06)	(5.50)	(1.18)	(2.20)
Net asset value, end of period	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69
Total Return A,B	(12.16)%	10.97%	10.42%	16.89%	(4.94)%
Ratios to Average Net Assets D
Expenses before expense reductions	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of voluntary waivers, if any	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of all reductions	1.97%	1.92%	1.69%	1.70%	1.70%
Net investment income (loss)	(.73)%E	(1.16)%	(.95)%	(1.02)%	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 196	$ 172	$ 87	$ 92	$ 101
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (1.02)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.15)H	(.07)
Net realized and unrealized gain (loss)	(2.78)H	(1.91)
Total from investment operations	(2.93)	(1.98)
Distributions from net realized gain	(.25)	-
Net asset value, end of period	$ 21.29	$ 24.47
Total Return B,C,D	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.01%	1.87% A
Expenses net of voluntary waivers, if any	2.01%	1.87% A
Expenses net of all reductions	1.94%	1.86% A
Net investment income (loss)	(.71)%H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 21
Portfolio turnover rate	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (1.00)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19
Income from Investment Operations
Net investment income (loss) C	.12E	-	.04	.02	(.02)
Net realized and unrealized gain (loss)	(2.96)E	2.86	2.56	4.29	(1.12)
Total from investment operations	(2.84)	2.86	2.60	4.31	(1.14)
Distributions from net investment income	-	(.02)	-	-	-
Distributions from net realized gain	(.26)	(1.32)	(5.81)	(1.18)	(2.44)
Total distributions	(.26)	(1.34)	(5.81)	(1.18)	(2.44)
Net asset value, end of period	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61
Total Return A,B	(11.06)%	12.26%	11.62%	18.18%	(3.98)%
Ratios to Average Net Assets D
Expenses before expense reductions	.80%	.79%	.59%	.63%	.70%
Expenses net of voluntary waivers, if any	.80%	.79%	.59%	.63%	.70%
Expenses net of all reductions	.73%	.77%	.58%	.61%	.69%
Net investment income (loss)	.50%E	(.01)%	.16%	.06%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 19	$ 19	$ 19	$ 18
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been .21%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63
Income from Investment Operations
Net investment income (loss) B	.10D	(.02)	.03	.01	(.05)
Net realized and unrealized gain (loss)	(2.89)D	2.83	2.51	4.21	(1.10)
Total from investment operations	(2.79)	2.81	2.54	4.22	(1.15)
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	(.27)	(1.32)	(5.79)	(1.18)	(2.31)
Total distributions	(.27)	(1.35)	(5.79)	(1.18)	(2.31)
Net asset value, end of period	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17
Total Return A	(11.15)%	12.35%	11.61%	18.14%	(4.12)%
Ratios to Average Net Assets C
Expenses before expense reductions	.87%	.84%	.63%	.65%	.85%
Expenses net of voluntary waivers, if any	.87%	.84%	.63%	.65%	.85%
Expenses net of all reductions	.80%	.83%	.62%	.63%	.84%
Net investment income (loss)	.44%D	(.06)%	.12%	.05%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 47	$ 11	$ 4	$ 5
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been .14%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 222,447
Unrealized depreciation	(308,901)
Net unrealized appreciation (depreciation)	(86,454)
Capital loss carryforward	(57,274)
Total Distributable earnings	$ (143,728)
Cost for federal income tax purposes	$ 1,344,841

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 6,543

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,355 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $3,427 and decrease net unrealized appreciation/ depreciation by $3,427. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 316	$ 2	$ 21
Class T	.27%	.25%	3,804	36	123
Class B	.75%	.25%	1,987	1,490	-
Class C	.75%	.25%	406	244	-
			$ 6,513	$ 1,772	$ 144

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 504	$ 204
Class T	511	155
Class B*	707	707
Class C*	16	16
	$ 1,738	$ 1,082

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Initial Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholders reports, except proxy statements. For the period, the following amounts were paid to FIIOC and FSC:

	Amount	% of Average Net Assets
Class A	$ 385.33
Class T	1,925.26
Class B	779.39
Class C	152.37
Initial Class	28.16
Institutional Class	145.22
	$ 3,414

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $207 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 658
Class A	21	-
Class T	123	-
	$ 144	$ 658

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Initial Class	$ -	$ 15
Institutional Class	-	15
Total	$ -	$ 30
From net realized gain
Class A	$ 919	$ 1,182
Class T	4,131	20,499
Class B	515	3,945
Initial Class	190	1,001
Class C	260	-
Institutional Class	528	678
Total	$ 6,543	$ 27,305

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30, 2002	Year ended November 30, 2001	Year ended November 30, 2002	Year ended November 30, 2001
Class A
Shares sold	4,348	3,246	$ 102,986	$ 80,826
Reinvestment of distributions	33	49	855	1,109
Shares redeemed	(2,027)	(529)	(44,672)	(12,734)
Net increase (decrease)	2,354	2,766	$ 59,169	$ 69,201
Class T
Shares sold	16,787	15,516	$ 412,757	$ 401,376
Reinvestment of distributions	140	779	3,778	17,991
Shares redeemed	(11,400)	(6,813)	(256,350)	(169,270)
Net increase (decrease)	5,527	9,482	$ 160,185	$ 250,097
Class B
Shares sold	5,798	5,492	$ 139,010	$ 136,470
Reinvestment of distributions	17	163	465	3,640
Shares redeemed	(3,694)	(2,391)	(80,435)	(57,196)
Net increase (decrease)	2,121	3,264	$ 59,040	$ 82,914
Class C
Shares sold	2,839	921	$ 66,536	$ 21,629
Reinvestment of distributions	10	-	246	-
Shares redeemed	(1,230)	(55)	(27,408)	(1,271)
Net increase (decrease)	1,619	866	$ 39,374	$ 20,358
Initial Class
Shares sold	9	9	$ 234	$ 236
Reinvestment of distributions	6	38	167	892
Shares redeemed	(52)	(72)	(1,203)	(1,979)
Net increase (decrease)	(37)	(25)	$ (802)	$ (851)
Institutional Class
Shares sold	2,411	2,643	$ 59,781	$ 68,666
Reinvestment of distributions	16	29	417	662
Shares redeemed	(1,338)	(1,271)	(30,288)	(32,995)
Net increase (decrease)	1,089	1,401	$ 29,910	$ 36,333

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Big Dog Holdings, Inc.	$ -	$ 68	$ -	$ 3,779
Clarent Corp.	-	588	-	-
Cygnus, Inc.	-	-	-	-
Maxwell Shoe, Inc. Class A	-	-	-	14,619
Morton's Restaurant Group, Inc.	-	6,173	-	-
Performance Technologies, Inc.	84	-	-	4,636
Take-Two Interactive Software, Inc.	19,467	26,129	-	61,938
Terayon Communication Systems, Inc.	3,588	120	-	12,526
WMS Industries, Inc.	9,224	6,527	-	43,371
TOTALS	$ 32,363	$ 39,605	$ -	$ 140,869

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Value Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Strategies Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Value Strategies Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Value Strategies (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), and a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Value Strategies. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Harris Leviton (41)

Year of Election or Appointment: 1996

Vice President of Advisor Value Strategies. Mr. Leviton is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Leviton managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Value Strategies. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Value Strategies. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Value Strategies. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Value Strategies. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Value Strategies. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Value Strategies. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Value Strategies. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Initial Class designates 39% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity® Advisor

Value Strategies

Fund - Institutional Class

Annual Report

November 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on stock market strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock market gains in October and November kindled hopes for a strong close to the year. But even with December historically the best month for the Dow industrials, according to a recent study, most equity indexes had double-digit losses for 2002 through November, and avoiding a third straight year of declines seemed unlikely. Although recent fixed-income performance was tarnished by the stock market rebound, most bond categories were up 7%-9% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Value Strategies Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Initial Class. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Adv Value Strategies - Inst CL	-11.15%	26.21%	162.08%
Russell Midcap® Value	-3.61%	23.01%	201.66%
Mid-Cap Funds Average	-15.21%	12.74%	134.57%
Mid-Cap Value Funds Average	-5.69%	28.00%	177.37%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell Midcap® Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. domiciled companies. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks reflect the reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - Inst CL	-11.15%	4.77%	10.11%
Russell Midcap Value	-3.61%	4.23%	11.67%
Mid-Cap Funds Average	-15.21%	1.92%	8.25%
Mid-Cap Value Funds Average	-5.69%	4.56%	10.14%

Average annual total returns take the Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

Annual Report

Fidelity Advisor Value Strategies Fund - Institutional Class

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Value Strategies Fund - Institutional Class on November 30, 1992. The chart shows how the value of your investment would have grown, and also shows how the Russell Midcap Value Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

U.S. equity markets enjoyed an eight-week winning streak to close the 12-month period ending November 30, 2002. Ironically, the one-year period ended just as it began - with two relatively strong months assisted by an easing of interest rates by the Federal Reserve Board. The eight months in between, however, were a nightmare. A plethora of corporate accounting scandals, concerns about the possibility of a double-dip recession, and rampant fears of further terrorist attacks and a new war with Iraq ravaged a market that was still contending with the "irrational exuberance" of the late 1990s. By early October 2002, most major equity benchmarks found themselves at five- to six-year lows. Somehow, throughout all of this, American consumers remained stalwart, and their spending helped alleviate some of the burden on the U.S. economy. As signs of economic growth began to appear in the fall, along with the 12th straight cut in interest rates by the Fed, the stock market ended the period with promising upward momentum. For the year overall, however, the large-cap oriented Standard & Poor's 500SM Index dropped 16.51%; the technology- and telecommunications-dominated NASDAQ Composite® Index retreated 23.12%; and the Dow Jones Industrial AverageSM - the venerable proxy of blue-chip stock performance - slid 7.82%.

(Portfolio Manager photograph)
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Value Strategies Fund

Q. How did the fund perform, Harris?

A. For the 12 months ending November 30, 2002, the fund's Institutional Class shares were down 11.15%. In comparison, the Russell Midcap Value Index fell 3.61% and the mid-cap funds average tracked by Lipper Inc. declined 15.21% for the same period.

Q. How would you characterize your investment approach during the past year?

A. The past year's equity market volatility afforded me the opportunity to purchase many higher-growth stocks that I'm typically unwilling to own because, historically, they've been too expensive. Amid periods of indiscriminate selling, the valuations of many economically sensitive stocks in the technology, financial and health care sectors fell to levels I hadn't seen in years, and I increased the fund's exposure to them. I was quite optimistic owning these new positions at what I felt were bargain-basement prices.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund underperform its index?

A. The stock market declined during the past 12 months in large part for two reasons. First, continued sluggish economic growth put severe pressure on corporate profit margins. Second, a number of corporate accounting scandals caused investors to lose confidence in the market, as many were only willing to pay for equities at significantly lower valuations. In this environment, my heavy weightings in growth-oriented sectors, such as technology and consumer discretionary, hurt the fund's performance. Investors generally fled to less-volatile equities, despite the positive fundamentals for many of the fund's tech and consumer holdings, which were growing faster and were considerably less expensive. It was also a bad year to own companies considered to be turnaround situations. Turnaround stocks have been a big part of the fund's success in the past, but the market and the economic environment during the period was particularly unforgiving of them. As such, I sold off our positions in two turnaround holdings, Kmart and Elan, but not before they held back the fund's performance. Elsewhere, despite the compelling valuations of tech stocks, I was a bit early in positioning the fund for a potential rebound in them, as the weak capital spending cycle continued.

Q. Can you elaborate on the areas of technology you found compelling?

A. I initiated or added to positions in the Internet applications and tool area (Yahoo!, TMP Worldwide, AOL Time Warner, i2 Technologies, Vignette), semiconductors and semiconductor capital equipment (Advanced Micro Devices, Atmel, Lam Research) and communications equipment (ADC Telecom, Terayon) because I felt these companies remained well positioned within their respective industries, and I felt several could benefit from an uptick in corporate technology spending. Primarily, though, the valuations of these stocks declined to new lows, and I couldn't pass up the opportunity to own them. In some cases, stocks were trading at a market capitalization that was at or below the amount of cash these companies had on their balance sheets. As a value investor, that is typically an ideal buying opportunity. However, because the equity market environment continued to erode after I bought these stocks, many of them continued to decline. Consequently, most of these holdings were among the fund's biggest detractors.

Q. What strategies worked out well?

A. The fund's emphasis on the video game industry continued to pay off. Video game manufacturer Take-Two Interactive Software, the fund's largest holding at the end of the period, appreciated more than 100% on strong demand for several of its new products. Elsewhere, my decision to increase the fund's weighting in insurance stocks that I felt had dropped to attractive valuations, including ACE, Travelers Property and Casualty, and Prudential Financial, was helpful. As a group, the fund's insurance holdings rose 17.5%, outperforming their insurance peers in the index by nearly 30 percentage points. Led by a 62% gain for Japanese automaker Nissan, our automotive holdings also made a big contribution to the fund's relative return.

Annual Report

Q. Can things improve in 2003?

A. The good news is that there haven't been any major new negative developments lately to create uncertainty in the markets. It also appears that Wall Street's expectations for a continued economic slowdown were overstated, as the economy appears to be digging itself out of a hole slowly. Additionally, a number of government economic stimulus packages appear closer to approval. It's still a challenging investment environment, but these factors suggest that 2003 could be a better year for equity investors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 13, 1983

Size: as of November 30, 2002, more than $1.1 billion

Manager: Harris Leviton, since 1996; joined Fidelity in 1986

3

Harris Leviton on the fund's positioning:

"As a fund manager, I'm constantly looking for opportunities to upgrade the portfolio with well-managed companies that have unique new product cycles and strong free cash flows. At the same time, being a value investor, I'm not going to overpay for the stocks of companies that meet these criteria. Given the equity market's volatility this past year, I pursued many new opportunities - particularly in the financial, consumer discretionary and technology sectors - but most had yet to help the fund's performance by the end of the period. My strategy was predicated on my expectation for a more positive equity environment and an improving economy, and I was encouraged by how the fund performed amid the equity market rally during the final two months of the period. During this time frame, the economically sensitive growth stocks I added to the fund contributed to a return of about 17%, while the Russell Midcap Value Index rose less than 7%. While these short-term results show promise, I believe the investing climate remains challenging. There is no clear industry or sector leading the market, and I believe the investors who outperform in 2003 are likely to be those who can identify the best individual performers within each sector."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	5.3	5.5
Tyco International Ltd.	5.1	2.5
WMS Industries, Inc.	3.7	2.6
ACE Ltd.	3.6	2.2
Jones Apparel Group, Inc.	3.6	2.9
Yahoo!, Inc.	3.1	1.8
Jack in the Box, Inc.	3.0	4.0
Navistar International Corp.	2.2	2.1
Advanced Micro Devices, Inc.	2.2	2.5
Wachovia Corp.	2.1	1.8
	33.9
Top Five Market Sectors as of November 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	35.6	34.9
Information Technology	29.2	27.2
Financials	16.0	12.0
Industrials	9.9	13.0
Health Care	3.0	7.3
Asset Allocation (% of fund's net assets)
As of November 30, 2002 *		As of May 31, 2002**
	Stocks 97.1%		Stocks 97.0%
	Convertible Securities 3.0%		Convertible Securities 2.7%
Short-Term Investments and Net Other Assets*** (0.1)%			Short-Term Investments and Net Other Assets 0.3%
* Foreign investments *** Net Other Assets are not included in the pie chart.	11.6%	** Foreign investments	13.2%

Annual Report

Investments November 30, 2002

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 35.3%
Auto Components - 1.9%
Aftermarket Technology Corp. (a)	22,400	$ 294
American Axle & Manufacturing Holdings, Inc. (a)	590,000	14,148
ArvinMeritor, Inc.	123,500	2,034
Dura Automotive Systems, Inc. Class A (a)	206,000	1,992
Lear Corp. (a)	110,000	4,036
		22,504
Automobiles - 2.0%
Nissan Motor Co. Ltd.	3,000,000	23,893
Hotels, Restaurants & Leisure - 7.8%
Ameristar Casinos, Inc. (a)	200,000	2,850
Jack in the Box, Inc. (a)	1,737,700	34,963
Mikohn Gaming Corp. (a)	125,000	393
Park Place Entertainment Corp. (a)	1,180,000	9,770
WMS Industries, Inc. (a)(c)	2,471,300	43,371
		91,347
Household Durables - 10.3%
Bassett Furniture Industries, Inc.	74,300	1,004
Beazer Homes USA, Inc. (a)	364,663	23,255
Centex Corp.	100,000	5,033
D.R. Horton, Inc.	148,194	2,832
Lennar Corp.	324,700	17,216
M/I Schottenstein Homes, Inc.	443,200	12,941
Mohawk Industries, Inc. (a)	390,000	24,028
Nintendo Co. Ltd.	200,000	21,195
Whirlpool Corp.	230,000	12,369
		119,873
Leisure Equipment & Products - 1.4%
Midway Games, Inc. (a)	1,025,359	7,403
Oakley, Inc. (a)	367,800	4,984
Square Co. Ltd. (a)	300,000	4,353
		16,740
Media - 1.6%
AOL Time Warner, Inc. (a)	400,000	6,548
TMP Worldwide, Inc. (a)	800,000	11,656
		18,204
Multiline Retail - 0.1%
BJ's Wholesale Club, Inc. (a)	40,000	768
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 5.4%
American Eagle Outfitters, Inc. (a)	600,000	$ 11,472
bebe Stores, Inc. (a)	50,000	670
Best Buy Co., Inc. (a)	300,000	8,304
Big Dog Holdings, Inc. (a)(c)	1,024,100	3,779
Borders Group, Inc. (a)	1,340,000	24,522
Charlotte Russe Holding, Inc. (a)	97,500	1,295
Circuit City Stores, Inc. - Circuit City Group	1,000,000	9,680
Wet Seal, Inc. Class A (a)	250,000	2,885
		62,607
Textiles Apparel & Luxury Goods - 4.8%
Jones Apparel Group, Inc. (a)	1,142,900	42,059
Maxwell Shoe Co., Inc. Class A (a)(c)	1,319,400	14,619
		56,678
TOTAL CONSUMER DISCRETIONARY		412,614
CONSUMER STAPLES - 1.8%
Food & Drug Retailing - 1.4%
Safeway, Inc. (a)	690,000	16,408
Food Products - 0.4%
Sensient Technologies Corp.	40,000	983
Tyson Foods, Inc. Class A	298,200	3,519
		4,502
Personal Products - 0.0%
Natrol, Inc. (a)	70,400	98
TOTAL CONSUMER STAPLES		21,008
FINANCIALS - 16.0%
Banks - 5.7%
Bank of America Corp.	95,000	6,658
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	380,000	3,561
FleetBoston Financial Corp.	600,000	16,278
Sovereign Bancorp, Inc.	1,138,200	15,730
Wachovia Corp.	704,002	24,746
		66,973
Diversified Financials - 3.7%
CIT Group, Inc.	640,000	13,984
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
J.P. Morgan Chase & Co.	240,000	$ 6,041
Morgan Stanley	510,000	23,072
		43,097
Insurance - 6.6%
ACE Ltd.	1,250,000	42,625
Everest Re Group Ltd.	60,700	3,515
MetLife, Inc.	570,000	15,299
Safety Insurance Group, Inc.	200,000	2,570
Travelers Property Casualty Corp. Class A	840,000	13,398
		77,407
TOTAL FINANCIALS		187,477
HEALTH CARE - 2.5%
Biotechnology - 0.1%
Millennium Pharmaceuticals, Inc. (a)	100,000	1,001
Health Care Equipment & Supplies - 0.7%
Beckman Coulter, Inc.	60,000	1,774
Cygnus, Inc. (a)	1,855,850	1,856
I-Stat Corp. (a)	944,400	4,476
		8,106
Health Care Providers & Services - 0.5%
Eclipsys Corp. (a)	200,000	1,038
Laboratory Corp. of America Holdings (a)	20,000	480
Tenet Healthcare Corp. (a)	200,000	3,690
		5,208
Pharmaceuticals - 1.2%
Alpharma, Inc. Class A	800,000	10,760
King Pharmaceuticals, Inc. (a)	180,000	3,416
Twinlab Corp. (a)	512,300	128
		14,304
TOTAL HEALTH CARE		28,619
INDUSTRIALS - 9.8%
Airlines - 0.4%
Delta Air Lines, Inc.	380,000	5,130
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.8%
NCI Building Systems, Inc. (a)	51,800	$ 995
York International Corp.	342,100	8,580
		9,575
Commercial Services & Supplies - 0.8%
Labor Ready, Inc. (a)	247,000	1,761
Vedior NV (Certificaten Van Aandelen)	915,000	7,232
		8,993
Electrical Equipment - 0.2%
AstroPower, Inc. (a)	50,000	435
TB Wood's Corp.	261,300	1,968
		2,403
Industrial Conglomerates - 5.1%
Tyco International Ltd.	3,329,500	59,398
Machinery - 2.5%
Columbus McKinnon Corp. (a)	221,900	1,043
EnPro Industries, Inc. (a)	10,000	37
Milacron, Inc.	300,580	2,008
Navistar International Corp.	840,200	25,929
		29,017
TOTAL INDUSTRIALS		114,516
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 4.4%
ADC Telecommunications, Inc. (a)	3,967,400	8,609
Cable Design Technologies Corp. (a)	1,996,771	16,174
Enterasys Networks, Inc. (a)	1,471,700	2,428
NMS Communications Corp. (a)	1,329,421	2,685
Performance Technologies, Inc. (a)(c)	1,223,100	4,636
Telefonaktiebolaget LM Ericsson ADR (a)	180,000	1,769
Tellium, Inc. (a)	36,000	26
Terayon Communication Systems, Inc. (a)(c)	5,262,900	12,526
Turnstone Systems, Inc. (a)	974,600	2,807
		51,660
Electronic Equipment & Instruments - 1.5%
Avnet, Inc.	367,762	5,204
AVX Corp.	490,000	6,297
Pioneer Standard Electronics, Inc.	50,000	481
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	238,000	$ 2,035
Solectron Corp. (a)	800,000	3,696
		17,713
Internet Software & Services - 5.7%
Art Technology Group, Inc. (a)	1,550,000	2,695
iBasis, Inc. (a)	160,000	64
Interwoven, Inc. (a)	476,800	1,373
Primus Knowledge Solutions, Inc. (a)	668,500	314
Retek, Inc. (a)	800,000	3,544
Skillsoft PLC ADR	1,060,000	3,964
Vignette Corp. (a)	11,669,800	19,138
Yahoo!, Inc. (a)	1,946,800	35,568
		66,660
Semiconductor Equipment & Products - 7.6%
Advanced Micro Devices, Inc. (a)	2,990,000	25,415
Agere Systems, Inc. Class A (a)	1,118,800	1,544
Applied Micro Circuits Corp. (a)	400,000	1,824
Atmel Corp. (a)	1,413,400	4,961
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	1,932
Integrated Device Technology, Inc. (a)	100,000	1,075
LAM Research Corp. (a)	400,000	6,496
Micron Technology, Inc. (a)	400,000	6,324
NVIDIA Corp. (a)	508,652	8,713
PMC-Sierra, Inc. (a)	300,000	2,445
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,631,330	15,008
Teradyne, Inc. (a)	50,000	820
Transwitch Corp. (a)	1,688,400	1,925
United Microelectronics Corp. sponsored ADR (a)	2,151,140	9,766
		88,248
Software - 8.3%
Aspen Technology, Inc. (a)	676,100	2,366
Compuware Corp. (a)	972,700	5,311
i2 Technologies, Inc. (a)	1,450,000	2,567
Interplay Entertainment Corp. (a)(e)	1,350,770	155
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Legato Systems, Inc. (a)	3,391,700	18,319
Resonate, Inc. (a)	516,400	744
SonicWALL, Inc. (a)	200,000	808
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)(c)	2,069,600	$ 61,938
THQ, Inc. (a)	300,000	5,361
		97,569
TOTAL INFORMATION TECHNOLOGY		321,850
MATERIALS - 2.2%
Chemicals - 0.2%
Millennium Chemicals, Inc.	180,900	1,972
Construction Materials - 1.5%
Centex Construction Products, Inc.	182,500	6,586
Martin Marietta Materials, Inc.	120,000	3,782
Texas Industries, Inc.	310,600	7,672
		18,040
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	210,600	3,306
Metals & Mining - 0.2%
Steel Dynamics, Inc. (a)	189,900	2,697
TOTAL MATERIALS		26,015
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Covad Communications Group, Inc. (a)	1,155,010	1,548
ITXC Corp. (a)	120,000	347
Qwest Communications International, Inc. (a)	1,566,500	7,582
		9,477
UTILITIES - 1.2%
Electric Utilities - 1.2%
FirstEnergy Corp.	447,100	14,164
TOTAL COMMON STOCKS (Cost $1,220,075)		1,135,740
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Toys 'R' Us, Inc. $3.125	70,000	2,921
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e)	2,400	$ 2
UTILITIES - 0.4%
Electric Utilities - 0.4%
TXU Corp. $4.063 PRIDES	200,000	5,013
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,541)		7,936
Convertible Bonds - 2.3%
	Principal Amount (000s)
HEALTH CARE - 0.5%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	$ 3,000	1,969
Pharmaceuticals - 0.3%
Sepracor, Inc. 7% 12/15/05	5,000	4,069
TOTAL HEALTH CARE		6,038
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (d)	2,500	1,000
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 1.2%
Natural MicroSystems Corp. 5% 10/15/05	12,830	7,313
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	6,250
		13,563
Electronic Equipment & Instruments - 0.4%
Aspect Telecommunications Corp. 0% 8/10/18	5,560	2,071
Richardson Electronics Ltd.:
7.25% 12/15/06	404	310
8.25% 6/15/06	1,968	1,700
		4,081
Internet Software & Services - 0.0%
iBasis, Inc. 5.75% 3/15/05	2,000	460
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 0.1%
Integrated Process Equipment Corp. 6.25% 9/15/04	$ 1,510	$ 1,484
TOTAL INFORMATION TECHNOLOGY		19,588
TOTAL CONVERTIBLE BONDS (Cost $28,587)		26,626
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 1.47% (b)	3,082,069	3,082
Fidelity Securities Lending Cash Central Fund, 1.45% (b)	85,003,100	85,003
TOTAL MONEY MARKET FUNDS (Cost $88,085)		88,085
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,350,288)		1,258,387
NET OTHER ASSETS - (7.6)%		(89,051)
NET ASSETS - 100%		$ 1,169,336
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,000,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 41
Interplay Entertainment Corp.	3/30/01	$ 2,111
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.4%
Japan	4.2%
Bermuda	3.9%
Taiwan	2.1%
Others (individually less than 1%)	1.4%
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $925,237,000 and $573,190,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $157,000 or 0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $3,925,000. The weighted average interest rate was 1.53%.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $57,274,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $11,129,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2002

Assets
Investment in securities, at value (including securities loaned of $80,268) (cost $1,350,288) - See accompanying schedule		$ 1,258,387
Cash		50
Receivable for investments sold		2,300
Receivable for fund shares sold		1,614
Dividends receivable		1,069
Interest receivable		600
Other receivables		33
Total assets		1,264,053

Liabilities
Payable for investments purchased	$ 5,463
Payable for fund shares redeemed	3,147
Accrued management fee	529
Distribution fees payable	491
Other payables and accrued expenses	84
Collateral on securities loaned, at value	85,003
Total liabilities		94,717

Net Assets		$ 1,169,336
Net Assets consist of:
Paid in capital		$ 1,324,194
Undistributed net investment income		3,427
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(91,900)
Net Assets		$ 1,169,336

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($129,471 ÷ 5,956 shares)	$ 21.74

Maximum offering price per share (100/94.25 of $21.74)	$ 23.07
Class T: Net Asset Value and redemption price per share ($709,659 ÷ 31,850 shares)	$ 22.28

Maximum offering price per share (100/96.50 of $22.28)	$ 23.09
Class B: Net Asset Value and offering price per share ($195,895 ÷ 9,147 shares)A	$ 21.42

Initial Class: Net Asset Value, offering price and redemption price per share ($15,936 ÷ 694.4 shares)	$ 22.95

Class C: Net Asset Value and offering price per share ($52,903 ÷ 2,485 shares)A	$ 21.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,472 ÷ 2,928 shares)	$ 22.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2002

Investment Income
Dividends		$ 6,796
Interest		6,323
Security lending		1,393
Total income		14,512

Expenses
Management fee	$ 6,837
Transfer agent fees	3,414
Distribution fees	6,513
Accounting and security lending fees	309
Non-interested trustees' compensation	5
Custodian fees and expenses	59
Registration fees	165
Audit	32
Legal	8
Interest	1
Miscellaneous	132
Total expenses before reductions	17,475
Expense reductions	(802)	16,673
Net investment income (loss)		(2,161)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $12,205 on sales of investments in affiliated issuers)	(66,056)
Foreign currency transactions	27
Total net realized gain (loss)		(66,029)
Change in net unrealized appreciation (depreciation) on: Investment securities	(118,287)
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		(118,277)
Net gain (loss)		(184,306)
Net increase (decrease) in net assets resulting from operations		$ (186,467)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2002	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,161)	$ (4,876)
Net realized gain (loss)	(66,029)	15,183
Change in net unrealized appreciation (depreciation)	(118,277)	36,348
Net increase (decrease) in net assets resulting from operations	(186,467)	46,655
Distributions to shareholders from net investment income	-	(30)
Distributions to shareholders from net realized gain	(6,543)	(27,305)
Total distributions	(6,543)	(27,335)
Share transactions - net increase (decrease)	346,876	458,052
Total increase (decrease) in net assets	153,866	477,372

Net Assets
Beginning of period	1,015,470	538,098
End of period (including undistributed net investment income of $3,427)	$ 1,169,336	$ 1,015,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 24.77	$ 23.42	$ 26.76	$ 23.89	$ 27.51
Income from Investment Operations
Net investment income (loss) C	.02E	(.10)	(.06)	(.10)	(.14)
Net realized and unrealized gain (loss)	(2.82)E	2.75	2.46	4.15	(1.09)
Total from investment operations	(2.80)	2.65	2.40	4.05	(1.23)
Distributions from net realized gain	(.23)	(1.30)	(5.74)	(1.18)	(2.39)
Net asset value, end of period	$ 21.74	$ 24.77	$ 23.42	$ 26.76	$ 23.89
Total Return A,B	(11.46)%	11.90%	11.18%	17.62%	(4.45)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.24%	1.17%	1.01%	1.10%	1.26%
Expenses net of voluntary waivers, if any	1.24%	1.17%	1.01%	1.10%	1.24%
Expenses net of all reductions	1.17%	1.16%	1.00%	1.08%	1.23%
Net investment income (loss)	.07%E	(.39)%	(.26)%	(.40)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 129	$ 89	$ 20	$ 8	$ 5
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (.22)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 25.36	$ 23.91	$ 27.13	$ 24.23	$ 27.78
Income from Investment Operations
Net investment income (loss) C	(.03)E	(.15)	(.10)	(.12)	(.13)
Net realized and unrealized gain (loss)	(2.90)E	2.81	2.52	4.20	(1.10)
Total from investment operations	(2.93)	2.66	2.42	4.08	(1.23)
Distributions from net realized gain	(.15)	(1.21)	(5.64)	(1.18)	(2.32)
Net asset value, end of period	$ 22.28	$ 25.36	$ 23.91	$ 27.13	$ 24.23
Total Return A,B	(11.66)%	11.65%	11.03%	17.49%	(4.40)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of voluntary waivers, if any	1.42%	1.36%	1.15%	1.18%	1.16%
Expenses net of all reductions	1.35%	1.34%	1.14%	1.16%	1.15%
Net investment income (loss)	(.12)%E	(.58)%	(.40)%	(.48)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 710	$ 667	$ 403	$ 393	$ 444
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (.41)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 24.45	$ 23.08	$ 26.36	$ 23.69	$ 27.23
Income from Investment Operations
Net investment income (loss) C	(.16)E	(.28)	(.22)	(.26)	(.27)
Net realized and unrealized gain (loss)	(2.80)E	2.71	2.44	4.11	(1.07)
Total from investment operations	(2.96)	2.43	2.22	3.85	(1.34)
Distributions from net realized gain	(.07)	(1.06)	(5.50)	(1.18)	(2.20)
Net asset value, end of period	$ 21.42	$ 24.45	$ 23.08	$ 26.36	$ 23.69
Total Return A,B	(12.16)%	10.97%	10.42%	16.89%	(4.94)%
Ratios to Average Net Assets D
Expenses before expense reductions	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of voluntary waivers, if any	2.03%	1.93%	1.70%	1.72%	1.71%
Expenses net of all reductions	1.97%	1.92%	1.69%	1.70%	1.70%
Net investment income (loss)	(.73)%E	(1.16)%	(.95)%	(1.02)%	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 196	$ 172	$ 87	$ 92	$ 101
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (1.02)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.15)H	(.07)
Net realized and unrealized gain (loss)	(2.78)H	(1.91)
Total from investment operations	(2.93)	(1.98)
Distributions from net realized gain	(.25)	-
Net asset value, end of period	$ 21.29	$ 24.47
Total Return B,C,D	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.01%	1.87% A
Expenses net of voluntary waivers, if any	2.01%	1.87% A
Expenses net of all reductions	1.94%	1.86% A
Net investment income (loss)	(.71)%H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 21
Portfolio turnover rate	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been (1.00)%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 26.05	$ 24.53	$ 27.74	$ 24.61	$ 28.19
Income from Investment Operations
Net investment income (loss) C	.12E	-	.04	.02	(.02)
Net realized and unrealized gain (loss)	(2.96)E	2.86	2.56	4.29	(1.12)
Total from investment operations	(2.84)	2.86	2.60	4.31	(1.14)
Distributions from net investment income	-	(.02)	-	-	-
Distributions from net realized gain	(.26)	(1.32)	(5.81)	(1.18)	(2.44)
Total distributions	(.26)	(1.34)	(5.81)	(1.18)	(2.44)
Net asset value, end of period	$ 22.95	$ 26.05	$ 24.53	$ 27.74	$ 24.61
Total Return A,B	(11.06)%	12.26%	11.62%	18.18%	(3.98)%
Ratios to Average Net Assets D
Expenses before expense reductions	.80%	.79%	.59%	.63%	.70%
Expenses net of voluntary waivers, if any	.80%	.79%	.59%	.63%	.70%
Expenses net of all reductions	.73%	.77%	.58%	.61%	.69%
Net investment income (loss)	.50%E	(.01)%	.16%	.06%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 19	$ 19	$ 19	$ 18
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been .21%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 25.42	$ 23.96	$ 27.21	$ 24.17	$ 27.63
Income from Investment Operations
Net investment income (loss) B	.10D	(.02)	.03	.01	(.05)
Net realized and unrealized gain (loss)	(2.89)D	2.83	2.51	4.21	(1.10)
Total from investment operations	(2.79)	2.81	2.54	4.22	(1.15)
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	(.27)	(1.32)	(5.79)	(1.18)	(2.31)
Total distributions	(.27)	(1.35)	(5.79)	(1.18)	(2.31)
Net asset value, end of period	$ 22.36	$ 25.42	$ 23.96	$ 27.21	$ 24.17
Total Return A	(11.15)%	12.35%	11.61%	18.14%	(4.12)%
Ratios to Average Net Assets C
Expenses before expense reductions	.87%	.84%	.63%	.65%	.85%
Expenses net of voluntary waivers, if any	.87%	.84%	.63%	.65%	.85%
Expenses net of all reductions	.80%	.83%	.62%	.63%	.84%
Net investment income (loss)	.44%D	(.06)%	.12%	.05%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 47	$ 11	$ 4	$ 5
Portfolio turnover rate	49%	31%	48%	60%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.07 and decrease net realized and unrealized gain (loss) per share by $.07. Without this change the ratio of net investment income (loss) to average net assets would have been .14%. Per share data and ratios for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity® Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 222,447
Unrealized depreciation	(308,901)
Net unrealized appreciation (depreciation)	(86,454)
Capital loss carryforward	(57,274)
Total Distributable earnings	$ (143,728)
Cost for federal income tax purposes	$ 1,344,841

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 6,543

Change in Accounting Principle. Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,355 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $3,427 and decrease net unrealized appreciation/ depreciation by $3,427. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 316	$ 2	$ 21
Class T	.27%	.25%	3,804	36	123
Class B	.75%	.25%	1,987	1,490	-
Class C	.75%	.25%	406	244	-
			$ 6,513	$ 1,772	$ 144

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 504	$ 204
Class T	511	155
Class B*	707	707
Class C*	16	16
	$ 1,738	$ 1,082

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Initial Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholders reports, except proxy statements. For the period, the following amounts were paid to FIIOC and FSC:

	Amount	% of Average Net Assets
Class A	$ 385.33
Class T	1,925.26
Class B	779.39
Class C	152.37
Initial Class	28.16
Institutional Class	145.22
	$ 3,414

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $207 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of its Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 658
Class A	21	-
Class T	123	-
	$ 144	$ 658

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2002	Year ended November 30, 2001
From net investment income
Initial Class	$ -	$ 15
Institutional Class	-	15
Total	$ -	$ 30
From net realized gain
Class A	$ 919	$ 1,182
Class T	4,131	20,499
Class B	515	3,945
Initial Class	190	1,001
Class C	260	-
Institutional Class	528	678
Total	$ 6,543	$ 27,305

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended November 30, 2002	Year ended November 30, 2001	Year ended November 30, 2002	Year ended November 30, 2001
Class A
Shares sold	4,348	3,246	$ 102,986	$ 80,826
Reinvestment of distributions	33	49	855	1,109
Shares redeemed	(2,027)	(529)	(44,672)	(12,734)
Net increase (decrease)	2,354	2,766	$ 59,169	$ 69,201
Class T
Shares sold	16,787	15,516	$ 412,757	$ 401,376
Reinvestment of distributions	140	779	3,778	17,991
Shares redeemed	(11,400)	(6,813)	(256,350)	(169,270)
Net increase (decrease)	5,527	9,482	$ 160,185	$ 250,097
Class B
Shares sold	5,798	5,492	$ 139,010	$ 136,470
Reinvestment of distributions	17	163	465	3,640
Shares redeemed	(3,694)	(2,391)	(80,435)	(57,196)
Net increase (decrease)	2,121	3,264	$ 59,040	$ 82,914
Class C
Shares sold	2,839	921	$ 66,536	$ 21,629
Reinvestment of distributions	10	-	246	-
Shares redeemed	(1,230)	(55)	(27,408)	(1,271)
Net increase (decrease)	1,619	866	$ 39,374	$ 20,358
Initial Class
Shares sold	9	9	$ 234	$ 236
Reinvestment of distributions	6	38	167	892
Shares redeemed	(52)	(72)	(1,203)	(1,979)
Net increase (decrease)	(37)	(25)	$ (802)	$ (851)
Institutional Class
Shares sold	2,411	2,643	$ 59,781	$ 68,666
Reinvestment of distributions	16	29	417	662
Shares redeemed	(1,338)	(1,271)	(30,288)	(32,995)
Net increase (decrease)	1,089	1,401	$ 29,910	$ 36,333

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Big Dog Holdings, Inc.	$ -	$ 68	$ -	$ 3,779
Clarent Corp.	-	588	-	-
Cygnus, Inc.	-	-	-	-
Maxwell Shoe, Inc. Class A	-	-	-	14,619
Morton's Restaurant Group, Inc.	-	6,173	-	-
Performance Technologies, Inc.	84	-	-	4,636
Take-Two Interactive Software, Inc.	19,467	26,129	-	61,938
Terayon Communication Systems, Inc.	3,588	120	-	12,526
WMS Industries, Inc.	9,224	6,527	-	43,371
TOTALS	$ 32,363	$ 39,605	$ -	$ 140,869

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Value Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Strategies Fund (the Fund), a fund of Fidelity Advisor Series I, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Value Strategies Fund as of November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 3, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Value Strategies (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), and a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Advisor Value Strategies. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Harris Leviton (41)

Year of Election or Appointment: 1996

Vice President of Advisor Value Strategies. Mr. Leviton is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Leviton managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Value Strategies. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Value Strategies. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Value Strategies. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Value Strategies. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Name, Age; Principal Occupation
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Value Strategies. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Value Strategies. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Value Strategies. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

Institutional Class designates 36% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

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